UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.

(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Baird Ultra Short Bond Fund
Investor Class Shares | BUBSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BUBSX	$41	0.40%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Ultra Short Bond Fund (BUBSX) posted a net total return of 4.53% in 2025,  and the Fund’s benchmark, the  Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 4.46%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS and asset-backed securities

Detractors from Performance
•	No meaningful detractors
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Ultra Short Bond Fund	PAGE 1	TSR-AR-057071714

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BUBSX	4.53	3.19	2.44
Bloomberg Short-Term U.S. Government/Corporate Index	4.46	3.12	2.34
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,306,772,035	Average Effective Duration	0.50 years
Number of Holdings	362	Average Effective Maturity	0.52 years
Net Advisory Fee Paid	$8,808,986	SEC 30-Day Yield	3.72%
Portfolio Turnover Rate	88%	SEC 30-Day Unsubsidized Yield	3.57%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	51.4%
U.S. Treasury Securities	27.4%
Asset-Backed Securities	10.6%
Non-Agency CMBS	7.0%
Money Market Funds	2.1%
Commercial Paper	0.7%
Non-Agency RMBS	0.4%
Municipal Bonds	0.4%

Credit Rating Breakdown*
U.S. Treasury	27.5%
U.S. Agency	0.0%
AAA	19.1%
AA	1.4%
A	15.6%
BBB	36.2%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 2	TSR-AR-057071714

Baird Ultra Short Bond Fund
Institutional Class Shares | BUBIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BUBIX	$15	0.15%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most  maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Ultra Short Bond Fund (BUBIX) posted a net total return of 4.81% in 2025,  and the Fund’s benchmark, the  Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 4.46%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS and asset-backed securities

Detractors from Performance
•	No meaningful detractors
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Ultra Short Bond Fund	PAGE 1	TSR-AR-057071722

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BUBIX	4.81	3.44	2.67
Bloomberg Short-Term U.S. Government/Corporate Index	4.46	3.12	2.34
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,306,772,035	Average Effective Duration	0.50 years
Number of Holdings	362	Average Effective Maturity	0.52 years
Net Advisory Fee Paid	$8,808,986	SEC 30-Day Yield	3.97%
Portfolio Turnover Rate	88%	SEC 30-Day Unsubsidized Yield	3.82%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	51.4%
U.S. Treasury Securities	27.4%
Asset-Backed Securities	10.6%
Non-Agency CMBS	7.0%
Money Market Funds	2.1%
Commercial Paper	0.7%
Non-Agency RMBS	0.4%
Municipal Bonds	0.4%

Credit Rating Breakdown*
U.S. Treasury	27.5%
U.S. Agency	0.0%
AAA	19.1%
AA	1.4%
A	15.6%
BBB	36.2%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 2	TSR-AR-057071722

Baird Short-Term Bond Fund
Investor Class Shares | BSBSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSBSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Short-Term Bond Fund (BSBSX) posted a net total return of 5.41% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 5.35%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, asset-backed securities, and non-agency RMBS

Detractors from Performance
•	No meaningful detractors
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Short-Term Bond Fund	PAGE 1	TSR-AR-057071730

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BSBSX	5.41	2.14	2.35
Bloomberg 1-3 Year U.S. Government/Credit Index	5.35	1.97	2.09
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$11,695,079,495	Average Credit Quality	A+
Number of Holdings	472	Average Effective Duration	1.85 years
Net Advisory Fee Paid	$28,095,925	Average Effective Maturity	1.99 years
Portfolio Turnover Rate	119%	SEC 30-Day Yield	3.51%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	50.0%
U.S. Treasury Securities	34.5%
Non-Agency CMBS	4.4%
Money Market Funds	3.7%
Asset-Backed Securities	3.4%
Non-Agency RMBS	2.9%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.7%
U.S. Agency	0.0%
AAA	11.4%
AA	3.7%
A	16.6%
BBB	32.0%
Below BBB	0.5%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 2	TSR-AR-057071730

Baird Short-Term Bond Fund
Institutional Class Shares | BSBIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSBIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Short-Term Bond Fund (BSBIX) posted a net total return of 5.67% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 5.35%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, asset-backed securities, and non-agency RMBS

Detractors from Performance
•	No meaningful detractors
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Short-Term Bond Fund	PAGE 1	TSR-AR-057071409

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BSBIX	5.67	2.38	2.60
Bloomberg 1-3 Year U.S. Government/Credit Index	5.35	1.97	2.09
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$11,695,079,495	Average Credit Quality	A+
Number of Holdings	472	Average Effective Duration	1.85 years
Net Advisory Fee Paid	$28,095,925	Average Effective Maturity	1.99 years
Portfolio Turnover Rate	119%	SEC 30-Day Yield	3.76%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	50.0%
U.S. Treasury Securities	34.5%
Non-Agency CMBS	4.4%
Money Market Funds	3.7%
Asset-Backed Securities	3.4%
Non-Agency RMBS	2.9%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.7%
U.S. Agency	0.0%
AAA	11.4%
AA	3.7%
A	16.6%
BBB	32.0%
Below BBB	0.5%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 2	TSR-AR-057071409

Baird Intermediate Bond Fund
Investor Class Shares | BIMSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BIMSX	$57	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Intermediate Bond Fund (BIMSX) posted a net total return of 6.76% in 2025,  and the Fund’s benchmark, the  Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 6.97%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Intermediate Bond Fund	PAGE 1	TSR-AR-057071706

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BIMSX	6.76	0.82	2.32
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,652,095,326	Average Credit Quality	AA-
Number of Holdings	817	Average Effective Duration	3.74 years
Net Advisory Fee Paid	$28,638,642	Average Effective Maturity	4.30 years
Portfolio Turnover Rate	39%	SEC 30-Day Yield	3.59%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
U.S. Treasury Securities	46.7%
Corporate Bonds	39.3%
Non-Agency RMBS	3.9%
Non-Agency CMBS	3.1%
Money Market Funds	3.0%
Asset-Backed Securities	2.1%
Municipal Bonds	1.5%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	47.5%
U.S. Agency	0.2%
AAA	10.8%
AA	3.9%
A	15.4%
BBB	22.1%
Below BBB	0.1%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 2	TSR-AR-057071706

Baird Intermediate Bond Fund
Institutional Class Shares | BIMIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BIMIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Intermediate Bond Fund (BIMIX) posted a net total return of 7.01% in 2025,  and the Fund’s benchmark, the  Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 6.97%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors) and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Intermediate Bond Fund	PAGE 1	TSR-AR-057071805

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BIMIX	7.01	1.07	2.57
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,652,095,326	Average Credit Quality	AA-
Number of Holdings	817	Average Effective Duration	3.74 years
Net Advisory Fee Paid	$28,638,642	Average Effective Maturity	4.30 years
Portfolio Turnover Rate	39%	SEC 30-Day Yield	3.84%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
U.S. Treasury Securities	46.7%
Corporate Bonds	39.3%
Non-Agency RMBS	3.9%
Non-Agency CMBS	3.1%
Money Market Funds	3.0%
Asset-Backed Securities	2.1%
Municipal Bonds	1.5%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	47.5%
U.S. Agency	0.2%
AAA	10.8%
AA	3.9%
A	15.4%
BBB	22.1%
Below BBB	0.1%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 2	TSR-AR-057071805

Baird Aggregate Bond Fund
Investor Class Shares | BAGSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BAGSX	$57	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Aggregate Bond Fund (BAGSX) posted a net total return of 7.10% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Aggregate Index,  had a total return of 7.30%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10 year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
•	Securitized - Underweight agency RMBS
Baird Aggregate Bond Fund	PAGE 1	TSR-AR-057071862

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BAGSX	7.10	-0.37	2.18
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$55,741,724,249	Average Credit Quality	AA-
Number of Holdings	1,966	Average Effective Duration	5.98 years
Net Advisory Fee Paid	$134,389,982	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	34%	SEC 30-Day Yield	3.86%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	36.7%
U.S. Treasury Securities	30.2%
Agency RMBS	18.7%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.1%
Money Market Funds	1.8%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	30.6%
U.S. Agency	19.7%
AAA	11.8%
AA	3.0%
A	13.7%
BBB	20.9%
Below BBB	0.3%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 2	TSR-AR-057071862

Baird Aggregate Bond Fund
Institutional Class Shares | BAGIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BAGIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Aggregate Bond Fund (BAGIX) posted a net total return of 7.36% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Aggregate Index, had a total return of 7.30%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10 year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit
•	Securitized - Underweight agency RMBS
Baird Aggregate Bond Fund	PAGE 1	TSR-AR-057071854

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BAGIX	7.36	-0.13	2.43
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$55,741,724,249	Average Credit Quality	AA-
Number of Holdings	1,966	Average Effective Duration	5.98 years
Net Advisory Fee Paid	$134,389,982	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	34%	SEC 30-Day Yield	4.11%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	36.7%
U.S. Treasury Securities	30.2%
Agency RMBS	18.7%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.1%
Money Market Funds	1.8%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	30.6%
U.S. Agency	19.7%
AAA	11.8%
AA	3.0%
A	13.7%
BBB	20.9%
Below BBB	0.3%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 2	TSR-AR-057071854

Baird Core Plus Bond Fund
Investor Class Shares | BCOSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BCOSX	$57	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Investor Class Shares of the Baird Core Plus Bond Fund (BCOSX) posted a net total return of 7.22% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Universal Index, had a total return of 7.58%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10-year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit and underweight high yield (corporate credit and emerging markets)
•	Securitized - Underweight agency RMBS
Baird Core Plus Bond Fund	PAGE 1	TSR-AR-057071888

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BCOSX	7.22	0.06	2.61
Bloomberg U.S. Universal Index	7.58	0.06	2.44
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,628,422,302	Average Credit Quality	A+
Number of Holdings	2,027	Average Effective Duration	5.76 years
Net Advisory Fee Paid	$98,032,250	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	32%	SEC 30-Day Yield	3.98%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	25.4%
Agency RMBS	15.1%
Non-Agency RMBS	5.2%
Non-Agency CMBS	4.0%
Money Market Funds	2.3%
Asset-Backed Securities	2.2%
Agency CMBS	0.8%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	25.6%
U.S. Agency	16.0%
AAA	12.4%
AA	2.6%
A	14.7%
BBB	26.0%
Below BBB	2.6%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 2	TSR-AR-057071888

Baird Core Plus Bond Fund
Institutional Class Shares | BCOIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BCOIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
Treasury yields declined across most maturities in 2025, led by sharp drops in short-term rates. Early in the year, markets were influenced by the Trump administration’s tariff actions and fiscal policy proposals. The second half was shaped by a record 43-day federal government shutdown, heightened focus on the rapid growth in artificial intelligence (AI)-related infrastructure spending, diplomatic efforts toward peace in Ukraine and Gaza, and easing tariff concerns. As inflation and labor market pressures softened, the Federal Reserve resumed rate cuts in the fourth quarter. Credit markets performed well throughout the year. Strong demand for higher all-in yields helped keep investment-grade corporate spreads tight despite elevated supply. Agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) spreads also tightened, with most of the improvement occurring late in the year.
The Institutional Class Shares of the Baird Core Plus Bond Fund (BCOIX) posted a net total return of 7.47% in 2025, and the Fund’s benchmark, the Bloomberg U.S. Universal Index, had a total return of 7.58%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•
Credit - Overweight investment-grade credit and active positioning within investment-grade credit, particularly subsector and security selection decisions within financials and industrials (spread across many subsectors), favoring credit shorter on the curve, and overweight BBB credit

•	Securitized - Overweight non-agency CMBS, non-agency RMBS, and asset-backed securities and subsector and security selection decisions within agency RMBS (spread across many subsectors)
•
Yield Curve and Convexity - Modest overweight 5-10-year maturities and underweight longer maturities as 5s/30s yield curve steepened and positive convexity tilt of portfolio driven by agency RMBS positioning

Detractors from Performance
•	Credit - Underweight sovereign within non-corporate credit and underweight high yield (corporate credit and emerging markets)
•	Securitized - Underweight agency RMBS
Baird Core Plus Bond Fund	PAGE 1	TSR-AR-057071870

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BCOIX	7.47	0.32	2.87
Bloomberg U.S. Universal Index	7.58	0.06	2.44
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,628,422,302	Average Credit Quality	A+
Number of Holdings	2,027	Average Effective Duration	5.76 years
Net Advisory Fee Paid	$98,032,250	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	32%	SEC 30-Day Yield	4.23%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	25.4%
Agency RMBS	15.1%
Non-Agency RMBS	5.2%
Non-Agency CMBS	4.0%
Money Market Funds	2.3%
Asset-Backed Securities	2.2%
Agency CMBS	0.8%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	25.6%
U.S. Agency	16.0%
AAA	12.4%
AA	2.6%
A	14.7%
BBB	26.0%
Below BBB	2.6%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 2	TSR-AR-057071870

Baird Short-Term Municipal Bond Fund
Investor Class Shares | BTMSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BTMSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.

The Investor Class Shares of the Baird Short-Term Municipal Bond Fund (BTMSX) posted a net total return of 4.46% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-5 Year Short Municipal Index, had a total return of 4.11%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Sector - Overweight to housing and underweight to state general obligation bonds
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Detractors from Performance
•	Credit - Underweight to A-rated issues which outperformed all other rating categories
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-AR-057071623

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BTMSX	4.46	1.54	1.87
Bloomberg 1-5 Year Short Municipal Index	4.11	1.36	1.67
Bloomberg Municipal Index	4.25	0.80	2.34
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,070,514,608	Average Credit Quality	A+
Number of Holdings	1,531	Average Effective Duration	2.26 years
Net Advisory Fee Paid	$4,327,028	Average Effective Maturity	2.51 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	2.88%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	64.0%
General Obligation	26.1%
Pre-Refunded ETM	8.9%
Money Market Funds	1.0%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.6%
AA	54.2%
A	16.4%
BBB	9.6%
Below BBB	0.8%
Not Rated	5.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 2	TSR-AR-057071623

Baird Short-Term Municipal Bond Fund
Institutional Class Shares | BTMIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BTMIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.

The Institutional Class Shares of the Baird Short-Term Municipal Bond Fund (BTMIX) posted a net total return of 4.71% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-5 Year Short Municipal Index, had a total return of 4.11%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Sector - Overweight to housing and underweight to state general obligation bonds
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark

Detractors from Performance
•	Credit - Underweight to A-rated issues which outperformed all other rating categories
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-AR-057071631

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BTMIX	4.71	1.79	2.14
Bloomberg 1-5 Year Short Municipal Index	4.11	1.36	1.67
Bloomberg Municipal Index	4.25	0.80	2.34
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,070,514,608	Average Credit Quality	A+
Number of Holdings	1,531	Average Effective Duration	2.26 years
Net Advisory Fee Paid	$4,327,028	Average Effective Maturity	2.51 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	3.13%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	64.0%
General Obligation	26.1%
Pre-Refunded ETM	8.9%
Money Market Funds	1.0%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.6%
AA	54.2%
A	16.4%
BBB	9.6%
Below BBB	0.8%
Not Rated	5.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 2	TSR-AR-057071631

Baird Strategic Municipal Bond Fund
Investor Class Shares | BSNSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSNSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Strategic Municipal Bond Fund (BSNSX) posted a net total return of 4.83% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-10 Year Municipal Blend Index, had a total return of 5.14%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Curve/Duration - Overweight duration and longer maturities during the late-year rally and curve flattening

Detractors from Performance
•	Sector - Relative exposure in hospitals, water/sewer and transportation
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-AR-057071524

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BSNSX	4.83	2.06	3.13
Bloomberg 1-10 Year Municipal Blend Index	5.14	1.21	1.78
Bloomberg Municipal Index	4.25	0.80	1.63
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,099,399,651	Average Credit Quality	AA-
Number of Holdings	1,954	Average Effective Duration	4.95 years
Net Advisory Fee Paid	$5,627,438	Average Effective Maturity	4.69 years
Portfolio Turnover Rate	21%	SEC 30-Day Yield	3.17%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	73.6%
General Obligation	21.2%
Pre-Refunded ETM	4.1%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.8%
AA	52.4%
A	21.9%
BBB	7.5%
Below BBB	1.1%
Not Rated	3.3%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 2	TSR-AR-057071524

Baird Strategic Municipal Bond Fund
Institutional Class Shares | BSNIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSNIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Strategic Municipal Bond Fund (BSNIX) posted a net total return of 5.18% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-10 Year Municipal Blend Index, had a total return of 5.14%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Curve/Duration - Overweight duration and longer maturities during the late-year rally and curve flattening

Detractors from Performance
•	Sector - Relative exposure in hospitals, water/sewer and transportation
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019 )
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-AR-057071516

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BSNIX	5.18	2.33	3.39
Bloomberg 1-10 Year Municipal Blend Index	5.14	1.21	1.78
Bloomberg Municipal Index	4.25	0.80	1.63
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,099,399,651	Average Credit Quality	AA-
Number of Holdings	1,954	Average Effective Duration	4.95 years
Net Advisory Fee Paid	$5,627,438	Average Effective Maturity	4.69 years
Portfolio Turnover Rate	21%	SEC 30-Day Yield	3.42%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	73.6%
General Obligation	21.2%
Pre-Refunded ETM	4.1%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	13.8%
AA	52.4%
A	21.9%
BBB	7.5%
Below BBB	1.1%
Not Rated	3.3%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 2	TSR-AR-057071516

Baird Quality Intermediate Municipal Bond Fund
Investor Class Shares | BMBSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMBSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Quality Intermediate Municipal Bond Fund (BMBSX) posted a net total return of 4.32% in 2025,  and the Fund’s benchmark, the  Bloomberg Quality Intermediate Municipal Index, had a total return of 5.27%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues

Detractors from Performance
•	Credit - Overweight to higher-quality issues
•	Security Selection - Exposure to lower-coupon housing issues
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMBSX	4.32	0.67	1.59
Bloomberg Quality Intermediate Municipal Index	5.27	1.07	2.07
Bloomberg Municipal Index	4.25	0.80	2.34
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071508

Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,097,949,308	Average Credit Quality	AA+
Number of Holdings	682	Average Effective Duration	4.45 years
Net Advisory Fee Paid	$2,652,531	Average Effective Maturity	4.45 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	2.81%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Pre-Refunded ETM	40.1%
Revenue	35.8%
General Obligation	22.6%
U.S. Treasury Securities	1.4%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.4%
U.S. Agency	0.0%
AAA	19.7%
AA	78.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071508

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares | BMBIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMBIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Quality Intermediate Municipal Bond Fund (BMBIX) posted a net total return of 4.71% in 2025,  and the Fund’s benchmark, the  Bloomberg Quality Intermediate Municipal Index, had a total return of 5.27%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues

Detractors from Performance
•	Credit - Overweight to higher-quality issues
•	Security Selection - Exposure to lower-coupon housing issues
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMBIX	4.71	0.95	1.85
Bloomberg Quality Intermediate Municipal Index	5.27	1.07	2.07
Bloomberg Municipal Index	4.25	0.80	2.34
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071607

Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,097,949,308	Average Credit Quality	AA+
Number of Holdings	682	Average Effective Duration	4.45 years
Net Advisory Fee Paid	$2,652,531	Average Effective Maturity	4.45 years
Portfolio Turnover Rate	27%	SEC 30-Day Yield	3.06%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Pre-Refunded ETM	40.1%
Revenue	35.8%
General Obligation	22.6%
U.S. Treasury Securities	1.4%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.4%
U.S. Agency	0.0%
AAA	19.7%
AA	78.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071607

Baird Core Intermediate Municipal Bond Fund
Investor Class Shares | BMNSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMNSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Core Intermediate Municipal Bond Fund (BMNSX) posted a net total return of 4.63% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-15 Year Municipal Index, had a total return of 5.18%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Security Selection - Market volatility created actionable municipal price dislocations

Detractors from Performance
•	Curve - Overweight to maturities outside benchmark range as the curve steepened
•	Credit - Underweight to A-rated securities which outperformed all other rating categories
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071649

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMNSX	4.63	1.35	2.49
Bloomberg 1-15 Year Municipal Index	5.18	1.16	2.27
Bloomberg Municipal Index	4.25	0.80	2.34
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,672,389,237	Average Credit Quality	AA-
Number of Holdings	3,573	Average Effective Duration	4.89 years
Net Advisory Fee Paid	$11,773,912	Average Effective Maturity	4.74 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.16%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	66.2%
General Obligation	27.1%
Pre-Refunded ETM	5.3%
U.S. Treasury Securities	1.3%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.3%
U.S. Agency	0.0%
AAA	11.0%
AA	60.0%
A	17.4%
BBB	7.2%
Below BBB	0.6%
Not Rated	2.5%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071649

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares | BMNIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMNIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Core Intermediate Municipal Bond Fund (BMNIX) posted a net total return of 4.88% in 2025,  and the Fund’s benchmark, the  Bloomberg 1-15 Year Municipal Index, had a total return of 5.18%.  Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing
•	Security Selection - Market volatility created actionable municipal price dislocations

Detractors from Performance
•	Curve - Overweight to maturities outside benchmark range as the curve steepened
•	Credit - Underweight to A-rated securities which outperformed all other rating categories
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071656

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMNIX	4.88	1.59	2.74
Bloomberg 1-15 Year Municipal Index	5.18	1.16	2.27
Bloomberg Municipal Index	4.25	0.80	2.34
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,672,389,237	Average Credit Quality	AA-
Number of Holdings	3,573	Average Effective Duration	4.89 years
Net Advisory Fee Paid	$11,773,912	Average Effective Maturity	4.74 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.41%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	66.2%
General Obligation	27.1%
Pre-Refunded ETM	5.3%
U.S. Treasury Securities	1.3%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.3%
U.S. Agency	0.0%
AAA	11.0%
AA	60.0%
A	17.4%
BBB	7.2%
Below BBB	0.6%
Not Rated	2.5%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071656

Baird Municipal Bond Fund
Investor Class Shares | BMQSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMQSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Investor Class Shares of the Baird Municipal Bond Fund (BMQSX) posted a net total return of 4.72% in 2025, and the Fund’s benchmark, the Bloomberg Municipal Index, had a total return of 4.25%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing

Detractors from Performance
•	Curve - Overweight to longer-duration issues as the curve steepened
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BMQSX	4.72	1.75	3.15
Bloomberg Municipal Index	4.25	0.80	1.63
Baird Municipal Bond Fund	PAGE 1	TSR-AR-057071490

Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$715,102,019	Average Credit Quality	AA-
Number of Holdings	809	Average Effective Duration	6.76 years
Net Advisory Fee Paid	$1,222,086	Average Effective Maturity	6.77 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	3.47%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	71.4%
General Obligation	25.3%
Pre-Refunded ETM	2.2%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	11.3%
AA	58.2%
A	18.4%
BBB	7.1%
Below BBB	1.2%
Not Rated	3.8%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 2	TSR-AR-057071490

Baird Municipal Bond Fund
Institutional Class Shares | BMQIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMQIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
The tax-exempt municipal bond market generated positive returns in a year marked by a steepening yield curve, record issuance, and modest spread widening. Policy uncertainty early in the year weighed on municipal bond returns relative to Treasuries, but this underperformance enhanced municipal valuations and strengthened investor demand. Municipal bonds finished the year strongly, aided by a supportive monetary policy as the Federal Reserve lowered interest rates, easily absorbing the steady stream of new supply.
The Institutional Class Shares of the Baird Municipal Bond Fund (BMQIX) posted a net total return of 4.96% in 2025, and the Fund’s benchmark,  the Bloomberg Municipal Index, had a total return of 4.25%. Drivers of Fund performance described below are relative to the Fund’s benchmark.

Contributors to Performance
•	Security Selection - Market volatility created actionable municipal price dislocations
•	Credit - Exposure to BBB and non-rated issues
•	Sector - Overweight to housing

Detractors from Performance
•	Curve - Overweight to longer-duration issues as the curve steepened
•	Pricing services - Valuation differences between pricing services used by the Fund and the Fund’s benchmark
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BMQIX	4.96	1.98	3.40
Bloomberg Municipal Index	4.25	0.80	1.63
Baird Municipal Bond Fund	PAGE 1	TSR-AR-057071482

Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$715,102,019	Average Credit Quality	AA-
Number of Holdings	809	Average Effective Duration	6.76 years
Net Advisory Fee Paid	$1,222,086	Average Effective Maturity	6.77 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	3.72%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Security Type Breakdown
Revenue	71.4%
General Obligation	25.3%
Pre-Refunded ETM	2.2%
Money Market Funds	1.1%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	11.3%
AA	58.2%
A	18.4%
BBB	7.1%
Below BBB	1.2%
Not Rated	3.8%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 2	TSR-AR-057071482

Baird Mid Cap Growth Fund
Investor Class Shares | BMDSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMDSX	$102	1.07%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Investor Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -9.53%, trailing the gain of 8.66% for the Russell Midcap® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in technology. The Fund’s mix of technology holdings, which weighed more toward services and software versus hardware, generated weaker returns than the benchmark. In addition, the Fund did not own several of the benchmark’s largest technology constituents, which delivered significant gains during the period. Industrials holdings also weighed on results, particularly positions with exposure to housing-related spending, an area that continued to face pressure from higher mortgage rates. Consumer-related holdings struggled as spending remained uneven across categories. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sectors: Basic Materials, Energy
•	Positions: BWX Technologies, Inc., West Pharmaceutical Services, Inc., Casey’s General Stores, Inc.

Detractors from Performance
•	Sectors: Technology, Industrials, Consumer Discretionary
•	Positions: Globant SA, BellRing Brands, Inc., Lamb Weston Holdings, Inc.
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Mid Cap Growth Fund	PAGE 1	TSR-AR-057071821

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BMDSX	-9.53	-1.11	8.47
Russell Midcap® Growth Index	8.66	6.65	12.49
Russell 3000® Index	17.15	13.15	14.29
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$909,784,322	Net Advisory Fee Paid	$10,616,661
Number of Holdings	49	Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Monolithic Power Systems, Inc.	3.1%
First American Government Obligations Fund - Class U	3.1%
Penumbra, Inc.	3.1%
West Pharmaceutical Services, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Twilio, Inc. - Class A	2.6%
Casey’s General Stores, Inc.	2.6%
MSCI, Inc.	2.5%
Curtiss-Wright Corp.	2.5%
Rollins, Inc.	2.4%

Sector Breakdown*
Industrials	28.7%
Health Care	18.9%
Information Technology	17.1%
Consumer Discretionary	14.0%
Consumer Staples	6.7%
Financials	5.9%
Communication Services	3.9%
Energy	1.7%
Money Market Funds	3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 2	TSR-AR-057071821

Baird Mid Cap Growth Fund
Institutional Class Shares | BMDIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMDIX	$78	0.82%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Institutional Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -9.36%, trailing the gain of 8.66% for the Russell Midcap® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in technology. The Fund’s mix of technology holdings, which weighed more toward services and software versus hardware, generated weaker returns than the benchmark. In addition, the Fund did not own several of the benchmark’s largest technology constituents, which delivered significant gains during the period. Industrials holdings also weighed on results, particularly positions with exposure to housing-related spending, an area that continued to face pressure from higher mortgage rates. Consumer-related holdings struggled as spending remained uneven across categories. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sectors: Basic Materials, Energy
•	Positions: BWX Technologies, Inc., West Pharmaceutical Services, Inc., Casey’s General Stores, Inc.

Detractors from Performance
•	Sectors: Technology, Industrials, Consumer Discretionary
•	Positions: Globant SA, BellRing Brands, Inc., Lamb Weston Holdings, Inc.
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Mid Cap Growth Fund	PAGE 1	TSR-AR-057071813

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BMDIX	-9.36	-0.88	8.75
Russell Midcap® Growth Index	8.66	6.65	12.49
Russell 3000® Index	17.15	13.15	14.29
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$909,784,322	Net Advisory Fee Paid	$10,616,661
Number of Holdings	49	Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Monolithic Power Systems, Inc.	3.1%
First American Government Obligations Fund - Class U	3.1%
Penumbra, Inc.	3.1%
West Pharmaceutical Services, Inc.	3.1%
Hilton Worldwide Holdings, Inc.	3.0%
Twilio, Inc. - Class A	2.6%
Casey’s General Stores, Inc.	2.6%
MSCI, Inc.	2.5%
Curtiss-Wright Corp.	2.5%
Rollins, Inc.	2.4%

Sector Breakdown*
Industrials	28.7%
Health Care	18.9%
Information Technology	17.1%
Consumer Discretionary	14.0%
Consumer Staples	6.7%
Financials	5.9%
Communication Services	3.9%
Energy	1.7%
Money Market Funds	3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 2	TSR-AR-057071813

Baird Small/Mid Cap Growth Fund
Investor Class Shares | BSGSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSGSX	$105	1.10%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Investor Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of -8.97%, trailing the gain of 10.31% for the Russell 2500® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in Industrials. The Fund’s mix of holdings were weighted more toward traditional, profitable compounding businesses and lacked exposure to businesses benefiting from AI datacenter construction, or increased spending on aerospace and defense. Technology holdings also detracted from the Fund’s performance, particularly the Fund’s positions in Software, which was under pressure due to competitive fears tied to AI. While the Fund’s semiconductor holdings appreciated in excess of benchmark returns, it did not own enough of them relative to Software which negatively affected relative performance. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sector: Consumer Staples
•	Positions: Exact Sciences Corp., BWX Technologies Inc., Intra-Cellular Therapies, Inc., Vita Coco Co., Inc., UL Solutions, Inc.

Detractors from Performance
•	Sectors: Industrials, Technology, Financials, Consumer Discretionary, Health Care
•	Positions: Vertex, Inc. - Class A, Shift4 Payments, Inc. - Class A, Inspire Medical Systems, Inc., Monday.com Ltd., Watsco, Inc., Globant SA, elf Beauty, Inc.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-AR-057071532

HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 10/31/2018)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (10/31/2018)
Investor Class Shares | BSGSX	-8.97	-1.44	7.10
Russell 2500® Growth Index	10.31	2.98	9.85
Russell 3000® Index	17.15	13.15	14.97
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$99,162,704	Net Advisory Fee Paid	$1,001,554
Number of Holdings	59	Portfolio Turnover Rate	58%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Exact Sciences Corp.	3.3%
Penumbra, Inc.	3.2%
Neurocrine Biosciences, Inc.	3.0%
Vita Coco Co., Inc.	2.9%
Curtiss-Wright Corp.	2.6%
Dutch Bros, Inc. - Class A	2.5%
First American Government Obligations Fund - Class U	2.4%
Churchill Downs, Inc.	2.3%
Tarsus Pharmaceuticals, Inc.	2.1%
Boot Barn Holdings, Inc.	2.1%

Sector Breakdown*
Health Care	28.2%
Information Technology	17.3%
Industrials	17.2%
Consumer Discretionary	13.8%
Financials	10.1%
Consumer Staples	7.4%
Energy	2.4%
Real Estate	1.2%
Money Market Funds	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 2	TSR-AR-057071532

Baird Small/Mid Cap Growth Fund
Institutional Class Shares | BSGIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSGIX	$81	0.85%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Institutional Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of -8.75%, trailing the gain of 10.31% for the Russell 2500® Growth Index, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Despite softening in the labor market and a meaningful bout of volatility tied to global trade policy, Federal Reserve rate cuts and improved spending, supported by technological developments and investment plans related to artificial intelligence (AI), provided a favorable backdrop for U.S. equity market performance. However, the Fund lagged the benchmark as stock selection and sector positioning more than offset the Fund’s strongest performers. Performance headwinds were most notable in Industrials. The Fund’s mix of holdings were weighted more toward traditional, profitable compounding businesses and lacked exposure to businesses benefiting from AI datacenter construction, or increased spending on aerospace and defense. Technology holdings also detracted from the Fund’s performance, particularly the Fund’s positions in Software, which was under pressure due to competitive fears tied to AI. While the Fund’s semiconductor holdings appreciated in excess of benchmark returns, it did not own enough of them relative to Software which negatively affected relative performance. Overall, these factors contributed to slower growth in the Fund’s holdings at a time when the broader equity market favored faster-growing companies, with little concern over high valuation levels.

Contributors to Performance
•	Sector: Consumer Staples
•	Positions: Exact Sciences Corp., BWX Technologies Inc., Intra-Cellular Therapies, Inc., Vita Coco Co., Inc., UL Solutions, Inc.

Detractors from Performance
•	Sectors: Industrials, Technology, Financials, Consumer Discretionary, Health Care
•	Positions: Vertex, Inc. - Class A, Shift4 Payments, Inc. - Class A, Inspire Medical Systems, Inc., Monday.com Ltd., Watsco, Inc., Globant SA, elf Beauty, Inc.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-AR-057071540

HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 10/31/2018)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (10/31/2018)
Institutional Class Shares | BSGIX	-8.75	-1.19	7.41
Russell 2500® Growth Index	10.31	2.98	9.85
Russell 3000® Index	17.15	13.15	14.97
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$99,162,704	Net Advisory Fee Paid	$1,001,554
Number of Holdings	59	Portfolio Turnover Rate	58%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
Exact Sciences Corp.	3.3%
Penumbra, Inc.	3.2%
Neurocrine Biosciences, Inc.	3.0%
Vita Coco Co., Inc.	2.9%
Curtiss-Wright Corp.	2.6%
Dutch Bros, Inc. - Class A	2.5%
First American Government Obligations Fund - Class U	2.4%
Churchill Downs, Inc.	2.3%
Tarsus Pharmaceuticals, Inc.	2.1%
Boot Barn Holdings, Inc.	2.1%

Sector Breakdown*
Health Care	28.2%
Information Technology	17.3%
Industrials	17.2%
Consumer Discretionary	13.8%
Financials	10.1%
Consumer Staples	7.4%
Energy	2.4%
Real Estate	1.2%
Money Market Funds	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 2	TSR-AR-057071540

Baird Equity Opportunity Fund
Investor Class Shares | BSVSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSVSX	$152	1.50%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Equity Opportunity Fund Investor Class Shares delivered a net return of 2.69%, trailing the Russell 2000® Index, the Fund’s benchmark, which posted a 12.81% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Market conditions in 2025 were marked by heightened macroeconomic and geopolitical uncertainty, including trade policy developments, monetary policy concerns, and global conflicts. Despite this backdrop, equity markets advanced broadly, with both growth and value stocks posting gains. Large cap stocks again outpaced small cap stocks, continuing a long-standing trend.  Within small caps, the consumer-oriented sectors were the only areas that posted negative returns, while all other sectors delivered positive performance.
The Fund’s results reflected a combination of positive stock selection in certain individual positions and weakness in others. The Fund remained positioned across both growth and value stocks. While short-term market dynamics and changing market structure created headwinds in 2025, the Fund continued to focus on companies where fundamentals improved even as valuations compressed, particularly within the small-cap universe.

Contributors to Performance
•	Sectors: Consumer Staples, Telecommunications, Real Estate
•	Positions: Sportradar Group AG – Class A, Globalstar, Inc., Astera Labs, Inc.

Detractors from Performance
•	Sectors: Healthcare, Industrials, Consumer Discretionary
•	Positions: BILL Holdings, Inc., Mister Car Wash, Inc., NCR Voyix Corp.
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Equity Opportunity Fund	PAGE 1	TSR-AR-057071755

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Investor Class Shares | BSVSX	2.69	8.69	7.55
Russell 2000® Index	12.81	6.09	9.62
Russell 3000® Index	17.15	13.15	14.29
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$75,551,702	Net Advisory Fee Paid	$663,515
Number of Holdings	52	Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
NCR Voyix Corp.	7.2%
BILL Holdings, Inc.	6.2%
Sportradar Group AG - Class A	5.8%
Globalstar, Inc.	5.1%
Norwegian Cruise Line Holdings Ltd.	4.5%
Cadre Holdings, Inc.	4.3%
ZoomInfo Technologies, Inc.	4.1%
Mister Car Wash, Inc.	4.0%
RBC Bearings, Inc.	4.0%
NeoGenomics, Inc.	3.8%

Sector Breakdown*
Information Technology	26.2%
Consumer Discretionary	18.2%
Industrials	16.9%
Health Care	15.6%
Communication Services	13.1%
Financials	6.0%
Energy	2.3%
Materials	0.8%
Consumer Staples	0.4%
Money Market Funds	0.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 2	TSR-AR-057071755

Baird Equity Opportunity Fund
Institutional Class Shares | BSVIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSVIX	$127	1.25%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Equity Opportunity Fund Institutional Class Shares delivered a net return of 2.79%, trailing the Russell 2000® Index, the Fund’s benchmark, which posted a 12.81% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
Market conditions in 2025 were marked by heightened macroeconomic and geopolitical uncertainty, including trade policy developments, monetary policy concerns, and global conflicts. Despite this backdrop, equity markets advanced broadly, with both growth and value stocks posting gains. Large cap stocks again outpaced small cap stocks, continuing a long-standing trend.  Within small caps, the consumer-oriented sectors were the only areas that posted negative returns, while all other sectors delivered positive performance.
The Fund’s results reflected a combination of positive stock selection in certain individual positions and weakness in others. The Fund remained positioned across both growth and value stocks. While short-term market dynamics and changing market structure created headwinds in 2025, the Fund continued to focus on companies where fundamentals improved even as valuations compressed, particularly within the small-cap universe.

Contributors to Performance
•	Sectors: Consumer Staples, Telecommunications, Real Estate
•	Positions: Sportradar Group AG – Class A, Globalstar, Inc., Astera Labs, Inc.

Detractors from Performance
•	Sectors: Healthcare, Industrials, Consumer Discretionary
•	Positions: BILL Holdings, Inc., Mister Car Wash, Inc., NCR Voyix Corp.
HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Baird Equity Opportunity Fund	PAGE 1	TSR-AR-057071748

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	10 Years
Institutional Class Shares | BSVIX	2.79	8.89	7.79
Russell 2000® Index	12.81	6.09	9.62
Russell 3000® Index	17.15	13.15	14.29
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$75,551,702	Net Advisory Fee Paid	$663,515
Number of Holdings	52	Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Top 10 Holdings
NCR Voyix Corp.	7.2%
BILL Holdings, Inc.	6.2%
Sportradar Group AG - Class A	5.8%
Globalstar, Inc.	5.1%
Norwegian Cruise Line Holdings Ltd.	4.5%
Cadre Holdings, Inc.	4.3%
ZoomInfo Technologies, Inc.	4.1%
Mister Car Wash, Inc.	4.0%
RBC Bearings, Inc.	4.0%
NeoGenomics, Inc.	3.8%

Sector Breakdown*
Information Technology	26.2%
Consumer Discretionary	18.2%
Industrials	16.9%
Health Care	15.6%
Communication Services	13.1%
Financials	6.0%
Energy	2.3%
Materials	0.8%
Consumer Staples	0.4%
Money Market Funds	0.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 2	TSR-AR-057071748

Baird Chautauqua International Growth Fund
Investor Class Shares | CCWSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCWSX	$115	1.05%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua International Growth Fund Investor Class Shares returned 19.17%, compared with the MSCI ACWI ex USA Index return of 32.39%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered positive returns, but underperformed its benchmark for the year as several themes that had contributed positively earlier in the year reversed sharply. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, stock selection, specifically in information technology and financials, and, regionally, North America, detracted most from performance. Holdings in consumer discretionary contributed most to the Fund’s relative performance during the full period.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Lack of exposure to Africa & Middle East
•	Positions: BeOne Medicines Ltd., Alibaba Group Holding Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in information technology and holdings and relative underweight in financials
•	Regions: Holdings in North America (Canada) and Asia and the Pacific Basin (India and Japan)
•	Positions: Tata Consultancy Services Ltd., Novo Nordisk AS, Constellation Software, Inc.
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
Baird Chautauqua International Growth Fund	PAGE 1	TSR-AR-057071565

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCWSX	19.17	5.39	9.73
MSCI ACWI ex USA Index	32.39	7.91	8.52
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,555,811,582	Net Advisory Fee Paid	$9,758,082
Number of Holdings	33	Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	15.1%
Japan	13.7%
China	11.8%
Canada	10.6%
Denmark	9.1%
Singapore	7.2%
Netherlands	7.2%
India	6.8%
Taiwan, Province Of China	5.1%
Other Countries	13.4%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Safran SA	4.2%
DBS Group Holdings Ltd.	4.2%
Waste Connections, Inc.	4.1%
Suzuki Motor Corp.	4.0%
Prosus NV	3.9%
Adyen NV	3.7%
Genmab AS	3.6%
HDFC Bank Ltd.	3.6%
Recruit Holdings Co. Ltd.	3.5%

Sector Breakdown*
Information Technology	23.7%
Industrials	20.8%
Consumer Discretionary	16.2%
Health Care	15.6%
Financials	15.1%
Utilities	3.1%
Real Estate	2.6%
Money Market Funds	2.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 2	TSR-AR-057071565

Baird Chautauqua International Growth Fund
Institutional Class Shares | CCWIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCWIX	$88	0.80%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua International Growth Fund Institutional Class Shares returned 19.47%, compared with the MSCI ACWI ex USA Index return of 32.39%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered positive returns, but underperformed its benchmark for the year as several themes that had contributed positively earlier in the year reversed sharply. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, stock selection, specifically in information technology and financials, and, regionally, North America, detracted most from performance. Holdings in consumer discretionary contributed most to the Fund’s relative performance during the full period.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Lack of exposure to Africa & Middle East
•	Positions: BeOne Medicines Ltd., Alibaba Group Holding Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in information technology and holdings and relative underweight in financials
•	Regions: Holdings in North America (Canada) and Asia and the Pacific Basin (India and Japan)
•	Positions: Tata Consultancy Services Ltd., Novo Nordisk AS, Constellation Software, Inc.
HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
Baird Chautauqua International Growth Fund	PAGE 1	TSR-AR-057071557

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCWIX	19.47	5.65	10.00
MSCI ACWI ex USA Index	32.39	7.91	8.52
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,555,811,582	Net Advisory Fee Paid	$9,758,082
Number of Holdings	33	Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	15.1%
Japan	13.7%
China	11.8%
Canada	10.6%
Denmark	9.1%
Singapore	7.2%
Netherlands	7.2%
India	6.8%
Taiwan, Province Of China	5.1%
Other Countries	13.4%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Safran SA	4.2%
DBS Group Holdings Ltd.	4.2%
Waste Connections, Inc.	4.1%
Suzuki Motor Corp.	4.0%
Prosus NV	3.9%
Adyen NV	3.7%
Genmab AS	3.6%
HDFC Bank Ltd.	3.6%
Recruit Holdings Co. Ltd.	3.5%

Sector Breakdown*
Information Technology	23.7%
Industrials	20.8%
Consumer Discretionary	16.2%
Health Care	15.6%
Financials	15.1%
Utilities	3.1%
Real Estate	2.6%
Money Market Funds	2.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 2	TSR-AR-057071557

Baird Chautauqua Global Growth Fund
Investor Class Shares | CCGSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCGSX	$117	1.05%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua Global Growth Fund Investor Class Shares returned 22.12%, compared with the MSCI ACWI Index return of 22.34%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered strong positive returns during the year, performing in line with its benchmark. Performance reflected a mix of offsetting factors as market leadership shifted over the course of the year. Several themes that had contributed positively earlier in the year moderated, while other areas of the portfolio contributed to relative stability. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, the Fund’s performance was primarily driven by stock selection in the consumer discretionary sector and North America, while holdings in financials and Asia and the Pacific Basin detracted most from relative returns.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Holdings in North America (United States)
•	Positions: Micron Technology, Inc., BeOne Medicines Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in financials
•	Regions: Holdings in Asia and the Pacific Basin (particularly India, Australia, and Japan)
•	Positions: Constellation Software, Inc., Novo Nordisk AS, Atlassian Corp. - Class A
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-AR-057071573

HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCGSX	22.12	8.10	12.40
MSCI ACWI Index	22.34	11.19	11.90
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$452,710,853	Net Advisory Fee Paid	$2,901,213
Number of Holdings	43	Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	41.7%
Japan	9.0%
Canada	8.0%
China	8.0%
Denmark	6.3%
Netherlands	5.5%
Singapore	4.9%
India	4.5%
France	3.2%
Other Countries	8.9%

Top 10 Holdings
Micron Technology, Inc.	4.8%
Alphabet, Inc. - Class A	4.4%
Mastercard, Inc. - Class A	3.5%
Amazon.com, Inc.	3.3%
Waste Connections, Inc.	3.3%
Safran SA	3.2%
Incyte Corp.	3.0%
Charles Schwab Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
ASML Holding NV	2.8%

Sector Breakdown*
Information Technology	23.1%
Consumer Discretionary	17.4%
Financials	17.2%
Health Care	16.7%
Industrials	15.1%
Communication Services	4.4%
Utilities	2.1%
Real Estate	1.8%
Money Market Funds	2.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-AR-057071573

Baird Chautauqua Global Growth Fund
Institutional Class Shares | CCGIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCGIX	$89	0.80%
WHAT IMPACTED FUND PERFORMANCE IN 2025?
For the 12-month period ended December 31, 2025, the Baird Chautauqua Global Growth Fund Institutional Class Shares returned 22.40%, compared with the MSCI ACWI Index return of 22.34%, the Fund’s benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s benchmark.
The Fund delivered strong positive returns during the year, performing in line with its benchmark. Performance reflected a mix of offsetting factors as market leadership shifted over the course of the year. Several themes that had contributed positively earlier in the year moderated, while other areas of the portfolio contributed to relative stability. Holdings in Greater China gave back a portion of their gains amid profit-taking, though they remained additive to full-year performance. Value and cyclical sectors, including banks and materials, led during the period. The Fund had no exposure to European or Japanese banks, which were among the strongest-performing areas within financials, and it also had no exposure to materials, which benefited from a commodities rally tied to Artificial Intelligence (AI)-related infrastructure demand and higher precious metals prices. Within information technology, enthusiasm for AI-related hardware contrasted with weakness in application software and IT services, where concerns about potential disruption weighed on valuations. In this environment, the Fund’s performance was primarily driven by stock selection in the consumer discretionary sector and North America, while holdings in financials and Asia and the Pacific Basin detracted most from relative returns.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary
•	Regions: Holdings in North America (United States)
•	Positions: Micron Technology, Inc., BeOne Medicines Ltd., Ryanair Holdings PLC

Detractors from Performance
•	Sectors: Holdings in financials
•	Regions: Holdings in Asia and the Pacific Basin (particularly India, Australia, and Japan)
•	Positions: Constellation Software, Inc., Novo Nordisk AS, Atlassian Corp. - Class A
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-AR-057071581

HOW HAS THE FUND PERFORMED SINCE INCEPTION? (as of December 31, 2025)
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)

AVERAGE ANNUAL TOTAL RETURNS (%)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCGIX	22.40	8.37	12.66
MSCI ACWI Index	22.34	11.19	11.90
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$452,710,853	Net Advisory Fee Paid	$2,901,213
Number of Holdings	43	Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2025)

Geographic Breakdown
United States	41.7%
Japan	9.0%
Canada	8.0%
China	8.0%
Denmark	6.3%
Netherlands	5.5%
Singapore	4.9%
India	4.5%
France	3.2%
Other Countries	8.9%

Top 10 Holdings
Micron Technology, Inc.	4.8%
Alphabet, Inc. - Class A	4.4%
Mastercard, Inc. - Class A	3.5%
Amazon.com, Inc.	3.3%
Waste Connections, Inc.	3.3%
Safran SA	3.2%
Incyte Corp.	3.0%
Charles Schwab Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
ASML Holding NV	2.8%

Sector Breakdown*
Information Technology	23.1%
Consumer Discretionary	17.4%
Financials	17.2%
Health Care	16.7%
Industrials	15.1%
Communication Services	4.4%
Utilities	2.1%
Real Estate	1.8%
Money Market Funds	2.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-AR-057071581

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that Marlyn J. Spear, Darren R. Jackson, Leonard R. (Randy) Johnson, and David J. Lubar, each a member of the audit committee, each qualify as an “audit committee financial expert” as such term is defined in paragraph (b) of Item 3 of Form N-CSR. Ms. Spear, Mr. Jackson, Mr. Johnson, and Mr. Lubar are each “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed by Cohen & Company, Ltd. (“Cohen”), the Registrant’s principal accountant, during the last two fiscal years were as follows:

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$254,450	$250,700
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$75,000	$67,500
(d) All Other Fees	$0	$0

In the above table, “audit fees” are fees billed for professional services for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. “Tax fees” are fees billed for professional services rendered for tax compliance, tax advice and tax planning, and specifically relate to Cohen’s review of the Registrant’s federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services rendered to the Registrant, as well as all non-audit services provided to the Registrant’s investment adviser and any entity affiliated with the Registrant’s investment adviser with respect to any engagement that relates directly to the operations and financial reporting of the Registrant. In accordance with its policies and procedures, the audit committee pre-approved all audit and tax services provided by Cohen to the Registrant during fiscal 2025. During the past two fiscal years, the Registrant did not receive any non-audit services from Cohen pursuant to any waivers of the pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. Additionally, during the past two fiscal years, neither the Registrant’s investment adviser nor any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant received non-audit services from Cohen.

(e)(2) The percentages of fees billed by Cohen applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	Not applicable	Not applicable
Tax Fees	0%	0%
All Other Fees	Not applicable	Not applicable

(f) Not applicable.

(g) The following table indicates the non-audit fees billed by Cohen for services to the Registrant and to the Registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser) for the last two fiscal years.

	FYE 12/31/2025	FYE 12/31/2024
Non-Audit Related Fees
Registrant	$75,000	$67,500
Registrant’s investment adviser	Not applicable	Not applicable

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)	The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund (collectively, the “Equity Funds”), Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (collectively, the “Bond Funds”) are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements and Other Information
Baird Funds

December 31, 2025

Taxable Bond Funds

Municipal Bond Funds

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
CORPORATE BONDS - 51.3%
Financials - 19.3%
ABN AMRO Bank NV
4.80%, 04/18/2026(a)	$1,000,000	$1,001,357
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	17,625,000	17,896,582
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	17,139,000	17,109,373
4.45%, 04/03/2026 (Callable 02/03/2026)	38,481,000	38,484,049
2.45%, 10/29/2026 (Callable 09/29/2026)	8,650,000	8,533,038
Air Lease Corp.
2.88%, 01/15/2026	26,875,000	26,860,522
3.75%, 06/01/2026 (Callable 04/01/2026)	22,162,000	22,119,911
1.88%, 08/15/2026 (Callable 07/15/2026)	11,523,000	11,352,681
Aircastle Ltd., 4.25%, 06/15/2026 (Callable 04/15/2026)	20,740,000	20,739,298
Athene Global Funding, 5.52%, 03/25/2027(a)	21,488,000	21,822,490
Aviation Capital Group LLC, 1.95%, 09/20/2026 (Callable 08/20/2026)(a)	22,123,000	21,762,575
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (Callable 01/21/2026)(a)	5,842,000	5,822,702
4.38%, 05/01/2026 (Callable 03/01/2026)(a)	2,700,000	2,700,812
3.25%, 02/15/2027 (Callable 12/15/2026)(a)	6,251,000	6,182,146
Bank of America Corp., 1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	94,625,000	93,423,673
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	63,663,000	62,661,256
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027 (Callable 05/09/2026)	45,425,000	45,681,845
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	20,853,000	21,178,680
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	31,422,000	31,392,252

	Par	Value
4.63%, 03/13/2027(a)	$4,800,000	$4,818,499
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	27,100,000	26,683,474
Boston Properties LP, 3.65%, 02/01/2026 (Callable 01/17/2026)	21,164,000	21,148,433
BPCE SA
5.98% to 01/18/2026 then SOFR + 2.10%, 01/18/2027 (Callable 01/18/2026)(a)	15,335,000	15,344,305
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	6,590,000	6,482,997
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(a)	10,615,000	10,814,879
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027 (Callable 10/29/2026)	36,745,000	37,623,554
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	20,896,000	20,504,202
Capital One NA
4.25%, 03/13/2026	6,888,000	6,889,980
3.45%, 07/27/2026 (Callable 04/27/2026)	9,832,000	9,802,462
CIG CS2 LLC 4.90%, 10/01/2026	17,275,000	17,296,679
4.90%, 10/01/2026	8,125,000	8,135,247
CIG DS2 LLC, 4.60%, 10/01/2026	42,650,000	42,689,639
Citigroup, Inc., 3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	4,792,000	4,783,525
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	69,656,000	69,498,112
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	4,677,000	4,748,663
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	18,526,000	18,227,117
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028 (Callable 01/07/2027)	39,983,000	39,324,616
Extra Space Storage LP, 3.50%, 07/01/2026 (Callable 04/01/2026)	41,832,000	41,703,780
Fifth Third Bank NA, 3.85%, 03/15/2026 (Callable 02/15/2026)	21,226,000	21,209,389

The accompanying notes are an integral part of these financial statements.

1

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
GATX Corp., 3.25%, 09/15/2026 (Callable 06/15/2026)	$5,795,000	$5,764,914
Goldman Sachs Group, Inc., 4.39% to 06/15/2026 then SOFR + 1.51%, 06/15/2027 (Callable 06/15/2026)	49,240,000	49,319,261
Hanover Insurance Group, Inc., 4.50%, 04/15/2026 (Callable 01/15/2026)	38,450,000	38,457,752
Healthcare Realty Holdings LP, 3.50%, 08/01/2026 (Callable 05/01/2026)	12,183,000	12,117,835
HSBC Holdings PLC, 5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	36,883,000	37,272,551
Humana, Inc., 3.95%, 03/15/2027 (Callable 12/15/2026)	6,463,000	6,449,220
ING Groep NV, 1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	16,300,000	16,198,447
Jackson National Life Global Funding, 5.60%, 04/10/2026(a)	8,105,000	8,137,801
Jefferies Financial Group, Inc.
4.75%, 08/11/2026 (Callable 02/11/2026)	46,850,000	46,892,763
4.50%, 09/15/2026 (Callable 03/16/2026)	19,700,000	19,701,765
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	29,983,000	29,935,141
Liberty Mutual Insurance Co., 7.88%, 10/15/2026(a)	1,020,000	1,045,425
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	30,776,000	31,116,542
Macquarie Group Ltd.
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 02/01/2026)(a)	32,034,000	32,007,880
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026)(a)	18,401,000	18,072,785
Nationwide Building Society
4.00%, 09/14/2026(a)	46,248,000	46,166,430
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	9,225,000	9,399,378
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	17,400,000	17,446,788

	Par	Value
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	$8,475,000	$8,383,114
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	43,316,000	43,265,856
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	5,540,000	5,456,972
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 02/01/2026)(a)	24,998,000	24,633,367
Royal Bank of Canada, 4.65%, 01/27/2026	40,357,000	40,371,080
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	12,722,000	12,580,408
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	8,430,000	8,284,763
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026)(a)	7,296,000	7,171,887
Societe Generale SA
6.45% to 01/12/2026 then 1 yr. CMT Rate + 2.30%, 01/12/2027 (Callable 01/12/2026)(a)	12,800,000	12,807,030
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	18,925,000	18,720,826
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	19,633,000	19,335,336
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	3,100,000	3,139,519
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027 (Callable 01/09/2026)(a)	2,000,000	2,000,618
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	22,868,000	22,846,177
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026)(a)	37,904,000	38,287,432

The accompanying notes are an integral part of these financial statements.

2

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	$5,200,000	$5,118,426
Synchrony Financial, 3.70%, 08/04/2026 (Callable 05/04/2026)	19,007,000	18,940,457
Tanger Properties LP, 3.13%, 09/01/2026 (Callable 06/01/2026)	16,812,000	16,687,618
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 02/01/2026)	19,825,000	19,828,996
Truist Financial Corp., 6.05% (SOFR + 2.05%), 06/08/2027 (Callable 06/08/2026)	28,013,000	28,239,860
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	8,265,000	8,268,140
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	38,030,000	37,944,730
4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (Callable 08/05/2026)(a)	13,989,000	14,038,696
Voya Financial, Inc., 3.65%, 06/15/2026	23,391,000	23,340,755
Wells Fargo & Co., 3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	6,352,000	6,326,799
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	18,333,000	18,355,189
		1,794,331,523
Industrials - 29.4%(b)
7-Eleven, Inc., 0.95%, 02/10/2026 (Callable 02/01/2026)(a)	69,196,000	68,951,495
Allegiance Corp., 7.00%, 10/15/2026	4,925,000	5,016,664
Amcor Finance USA, Inc., 3.63%, 04/28/2026 (Callable 02/01/2026)	5,085,000	5,075,208
Amcor Flexibles North America, Inc., 3.10%, 09/15/2026 (Callable 06/15/2026)	3,645,000	3,612,906
Amrize Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026)	6,987,000	6,946,960

	Par	Value
Apache Corp., 7.95%, 04/15/2026	$2,000,000	$2,018,405
ArcelorMittal SA, 4.55%, 03/11/2026	4,700,000	4,701,626
Ashtead Capital, Inc., 1.50%, 08/12/2026 (Callable 07/12/2026)(a)	26,464,000	26,013,263
Avnet, Inc., 4.63%, 04/15/2026 (Callable 02/01/2026)	39,998,000	39,982,911
Baxter International, Inc., 1.92%, 02/01/2027 (Callable 01/01/2027)	23,318,000	22,755,783
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(a)	7,345,000	7,450,267
Berry Global, Inc.
1.57%, 01/15/2026	59,899,000	59,839,048
4.88%, 07/15/2026 (Callable 02/01/2026)(a)	1,142,000	1,142,210
Boardwalk Pipelines LP, 5.95%, 06/01/2026 (Callable 03/01/2026)	5,801,000	5,818,767
Boeing Co.
2.75%, 02/01/2026 (Callable 01/12/2026)	5,545,000	5,538,487
2.20%, 02/04/2026 (Callable 01/12/2026)	48,530,000	48,437,720
2.25%, 06/15/2026 (Callable 03/15/2026)	12,825,000	12,711,684
Boston Medical Center Corp., 4.52%, 07/01/2026	1,365,000	1,364,007
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	35,258,000	35,126,959
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026 (Callable 03/21/2026)	2,500,000	2,484,537
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(a)	7,991,000	7,920,658
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	51,256,000	50,579,132
CNH Industrial Capital LLC, 1.45%, 07/15/2026 (Callable 06/15/2026)	63,399,000	62,461,783
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (Callable 05/15/2026)(a)	25,755,000	25,717,145
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(a)	19,599,000	19,779,997
Conagra Brands, Inc., 5.30%, 10/01/2026	19,603,000	19,768,127
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	69,466,000	70,141,944

The accompanying notes are an integral part of these financial statements.

3

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Cox Communications, Inc., 3.35%, 09/15/2026 (Callable 06/15/2026)(a)	$13,284,000	$13,214,411
Crown Castle, Inc.
4.45%, 02/15/2026 (Callable 02/01/2026)	1,688,000	1,687,666
1.05%, 07/15/2026 (Callable 06/15/2026)	41,362,000	40,679,606
CVS Health Corp., 2.88%, 06/01/2026 (Callable 03/01/2026)	18,591,000	18,497,130
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026(a)	4,850,000	4,851,596
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	39,317,000	38,655,000
Element Fleet Management Corp., 6.27%, 06/26/2026 (Callable 05/26/2026)(a)	6,342,000	6,398,269
Enbridge, Inc., 4.25%, 12/01/2026 (Callable 09/01/2026)	22,650,000	22,694,526
Energy Transfer LP, 4.75%, 01/15/2026	3,294,000	3,294,582
EQT Corp., 3.13%, 05/15/2026 (Callable 02/01/2026)(a)	21,593,000	21,469,019
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	23,012,000	22,784,747
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	2,375,000	2,364,780
5.15%, 03/15/2027 (Callable 02/15/2027)	18,540,000	18,737,103
Flex Ltd., 3.75%, 02/01/2026 (Callable 01/01/2026)	46,622,000	46,581,452
Flowers Foods, Inc., 3.50%, 10/01/2026 (Callable 07/01/2026)	4,925,000	4,899,406
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	20,174,000	20,175,259
6.95%, 03/06/2026 (Callable 02/06/2026)	9,125,000	9,145,593
6.95%, 06/10/2026 (Callable 05/10/2026)	21,897,000	22,087,406
4.54%, 08/01/2026 (Callable 06/01/2026)	14,173,000	14,154,484
5.13%, 11/05/2026	4,500,000	4,524,777
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026)(a)	7,120,000	6,959,554
General Motors Financial Co., Inc.
1.25%, 01/08/2026	5,000,000	4,997,548
5.25%, 03/01/2026 (Callable 02/01/2026)	4,250,000	4,253,312

	Par	Value
5.40%, 04/06/2026	$14,675,000	$14,726,114
1.50%, 06/10/2026 (Callable 05/10/2026)	26,261,000	25,964,347
4.00%, 10/06/2026 (Callable 07/06/2026)	2,277,000	2,276,109
4.35%, 01/17/2027 (Callable 10/17/2026)	10,450,000	10,472,428
2.35%, 02/26/2027 (Callable 01/26/2027)	7,175,000	7,031,435
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)	37,669,000	37,421,161
Glencore Funding LLC, 1.63%, 04/27/2026 (Callable 03/27/2026)(a)	43,450,000	43,091,838
Global Payments, Inc.
1.20%, 03/01/2026 (Callable 02/01/2026)	10,385,000	10,336,551
4.80%, 04/01/2026 (Callable 02/01/2026)	16,511,000	16,514,365
2.15%, 01/15/2027 (Callable 12/15/2026)	14,463,000	14,160,033
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	23,336,000	23,123,013
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 06/15/2026)	72,258,000	71,226,962
HCA, Inc., 5.25%, 06/15/2026 (Callable 02/01/2026)	44,076,000	44,110,430
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026 (Callable 03/01/2026)	20,339,000	20,205,558
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(c)	2,495,000	2,489,722
Hyundai Capital America
1.30%, 01/08/2026(a)	9,874,000	9,869,331
5.50%, 03/30/2026(a)	9,154,000	9,183,581
1.50%, 06/15/2026 (Callable 05/15/2026)(a)	26,887,000	26,574,774
5.65%, 06/26/2026(a)	4,000,000	4,028,845
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	1,148,000	1,129,256
5.95%, 09/21/2026(a)	13,060,000	13,228,258
2.75%, 09/27/2026(a)	2,823,000	2,794,649
5.25%, 01/08/2027(a)	4,708,000	4,762,074
Illumina, Inc., 4.65%, 09/09/2026	2,833,000	2,842,190
Jabil, Inc., 1.70%, 04/15/2026 (Callable 03/15/2026)	17,507,000	17,385,430
Johnson Controls International PLC, 3.90%, 02/14/2026 (Callable 02/01/2026)	47,593,000	47,579,795

The accompanying notes are an integral part of these financial statements.

4

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	$53,768,000	$52,887,683
LYB Finance Co. BV, 8.10%, 03/15/2027(a)	30,280,000	31,582,097
MPLX LP, 1.75%, 03/01/2026 (Callable 02/01/2026)	28,013,000	27,902,618
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/2026 (Callable 02/09/2026)(a)	1,410,000	1,400,885
NXP BV / NXP Funding LLC, 5.35%, 03/01/2026 (Callable 01/05/2026)	5,575,000	5,575,398
ONEOK, Inc., 4.85%, 07/15/2026 (Callable 04/15/2026)	50,360,000	50,457,662
Oracle Corp., 2.65%, 07/15/2026 (Callable 04/15/2026)	70,213,000	69,637,553
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.45%, 01/29/2026(a)	2,491,000	2,491,831
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	8,115,000	8,154,250
1.70%, 06/15/2026 (Callable 05/15/2026)(a)	8,433,000	8,336,229
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026 (Callable 09/15/2026)	3,070,000	3,079,242
POSCO, 4.88%, 01/23/2027(a)	28,898,000	29,104,268
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 02/01/2026)(a)	38,131,000	37,822,593
Regal Rexnord Corp., 6.05%, 02/15/2026	68,574,000	68,686,138
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	15,655,000	15,369,961
Rogers Communications, Inc., 3.20%, 03/15/2027 (Callable 02/15/2027)	6,850,000	6,782,229
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 02/01/2026)(a)	31,306,000	31,302,839
5.50%, 08/31/2026 (Callable 02/28/2026)(a)	34,641,000	34,694,417
SBA Communications Corp., 3.88%, 02/15/2027 (Callable 01/12/2026)	14,257,000	14,150,115
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	9,327,000	9,128,250
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	21,516,000	21,333,765

	Par	Value
SK hynix, Inc.
6.25%, 01/17/2026(a)	$15,888,000	$15,905,731
1.50%, 01/19/2026(a)	12,316,000	12,299,594
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	23,040,000	23,373,357
Sonoco Products Co.
4.45%, 09/01/2026	41,429,000	41,512,813
2.25%, 02/01/2027 (Callable 01/01/2027)	23,477,000	23,027,431
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	30,168,000	29,323,817
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	72,427,000	71,348,757
Teledyne Technologies, Inc., 1.60%, 04/01/2026 (Callable 03/01/2026)	6,495,000	6,452,963
Telefonica Emisiones SA, 4.10%, 03/08/2027	11,810,000	11,800,625
T-Mobile USA, Inc.
1.50%, 02/15/2026 (Callable 01/17/2026)	6,910,000	6,887,412
2.25%, 02/15/2026 (Callable 01/12/2026)	6,370,000	6,355,439
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	42,140,000	41,809,892
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	38,379,000	37,732,289
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	70,652,000	70,493,364
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (Callable 06/01/2026)(a)	10,263,000	10,273,280
4.25%, 12/01/2026 (Callable 01/12/2026)(a)	54,227,000	54,222,148
5.75%, 02/01/2027 (Callable 11/01/2026)(a)	1,000,000	1,011,308
3.75%, 02/15/2027 (Callable 02/01/2026)(a)	2,075,000	2,061,630
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	22,311,000	21,982,218
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(a)	1,223,000	1,226,173
4.90%, 08/14/2026(a)	2,655,000	2,665,639
5.70%, 09/12/2026(a)	38,187,000	38,585,705
3.20%, 09/26/2026(a)	21,516,000	21,363,833
6.00%, 11/16/2026(a)	6,525,000	6,630,742
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	68,581,000	68,142,370

The accompanying notes are an integral part of these financial statements.

5

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	$40,324,000	$39,958,484
Western Midstream Operating LP, 4.65%, 07/01/2026 (Callable 04/01/2026)	35,399,000	35,405,541
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026 (Callable 08/15/2026)	19,000,000	18,904,470
Williams Cos., Inc., 5.40%, 03/02/2026	4,583,000	4,592,998
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	2,875,000	2,837,921
Woodside Finance Ltd., 3.70%, 09/15/2026 (Callable 06/15/2026)(a)	18,788,000	18,717,355
		2,733,778,490
Utilities - 2.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	67,045,000	67,362,345
Alliant Energy Finance LLC, 1.40%, 03/15/2026 (Callable 02/15/2026)(a)	6,868,000	6,822,264
Ameren Corp., 3.65%, 02/15/2026 (Callable 02/01/2026)	3,095,000	3,091,674
Black Hills Corp., 3.15%, 01/15/2027 (Callable 07/15/2026)	5,094,000	5,043,964
Brooklyn Union Gas Co., 3.41%, 03/10/2026 (Callable 02/01/2026)(a)	1,229,000	1,227,427
CMS Energy Corp., 3.00%, 05/15/2026 (Callable 02/15/2026)	10,092,000	10,056,394
Duke Energy Corp., 2.65%, 09/01/2026 (Callable 06/01/2026)	10,897,000	10,803,869
Emera US Finance LP, 3.55%, 06/15/2026 (Callable 03/15/2026)	15,103,000	15,054,427
Eversource Energy, 4.75%, 05/15/2026	14,239,000	14,275,353
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	31,104,000	30,730,804
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026(a)	9,720,000	9,743,042
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	5,186,000	5,143,485
ITC Holdings Corp., 3.25%, 06/30/2026 (Callable 03/30/2026)	31,904,000	31,752,813

	Par	Value
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(a)	$16,182,000	$16,014,885
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (Callable 09/01/2026)(a)	2,125,000	2,109,607
Spire, Inc., 5.30%, 03/01/2026	15,173,000	15,194,312
		244,426,665
TOTAL CORPORATE BONDS (Cost $4,761,353,890)		4,772,536,678
U.S. TREASURY SECURITIES - 27.3%
United States Treasury Note/Bond
4.63%, 02/28/2026	323,675,000	324,094,764
4.50%, 03/31/2026	325,000,000	325,685,549
4.88%, 04/30/2026	330,000,000	331,340,625
4.88%, 05/31/2026	365,000,000	366,892,488
4.63%, 06/30/2026	150,000,000	150,778,125
3.75%, 08/31/2026	250,000,000	250,269,530
4.13%, 10/31/2026	365,000,000	366,562,656
4.25%, 11/30/2026	275,000,000	276,688,671
4.25%, 12/31/2026	145,000,000	146,027,992
TOTAL U.S. TREASURY SECURITIES (Cost $2,535,414,570)		2,538,340,400
ASSET-BACKED SECURITIES - 10.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 01/15/2028)(a)	4,192,096	4,265,896
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 06/15/2028)(a)	16,994,497	17,159,777
Series 2025-A, Class A2, 4.45%, 06/15/2033 (Callable 11/15/2028)(a)	16,606,427	16,688,531
Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 04/15/2029)(a)	6,067,632	6,083,094
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 08/15/2026)(a)	893,682	894,115
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	26,593,000	26,681,720
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	36,805,000	36,890,612
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	26,466,000	26,516,764

The accompanying notes are an integral part of these financial statements.

6

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 04/15/2026)	$1,121,188	$1,120,415
CarMax Auto Owner Trust
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 03/15/2027)	12,144,900	12,170,866
Series 2024-3, Class A2A, 5.21%, 09/15/2027 (Callable 09/15/2027)	4,888,586	4,898,169
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 05/25/2028)(a)	9,415,561	9,514,338
Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 09/27/2027)(a)	749,037	749,720
Series 2025-1A, Class A2, 4.40%, 07/25/2028 (Callable 07/25/2028)(a)	15,419,753	15,460,707
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 05/22/2027)(a)	4,323,998	4,331,789
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	25,004,000	25,029,414
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027)(a)	2,919,580	2,932,509
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (Callable 11/20/2028)(a)	9,575,000	9,624,620
Financial Holding Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	25,306,000	25,392,625
Series 2023-B, Class A, 5.27%, 05/15/2028(a)	5,637,000	5,662,551
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	25,741,000	26,032,924
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	31,842,000	32,174,520
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,009,000	14,054,497
Series 2023-2, Class A, 5.77%, 09/15/2029	43,367,000	43,919,027
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (Callable 04/15/2026)(a)	64,783,000	64,269,206
Series 2021-2, Class A, 1.53%, 05/15/2034 (Callable 11/15/2026)(a)	13,738,000	13,458,818

	Par	Value
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	$71,656,000	$71,884,489
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	56,374,000	56,711,511
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034 (Callable 09/11/2026)(a)	8,850,000	8,683,186
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027)(a)	6,197,670	6,223,074
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 08/16/2027)	3,120,336	3,122,046
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 03/21/2027)	3,259,983	3,295,563
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	3,077,770	3,129,345
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026)(a)	9,212,228	9,220,448
Hyundai Auto Receivables Trust
Series 2023-C, Class A3, 5.54%, 10/16/2028 (Callable 02/15/2028)	19,319,451	19,514,173
Series 2024-B, Class A2A, 5.15%, 06/15/2027 (Callable 06/15/2027)	6,726,607	6,737,013
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2027)(a)	3,125,502	3,128,685
M&T Equipment Notes, Series 2024-1A, Class A2, 4.99%, 08/18/2031 (Callable 07/16/2028)(a)	9,410,445	9,439,992
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029 (Callable 04/15/2028)	35,499,935	35,747,667
Nissan Auto Receivables 2025-A Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028 (Callable 02/15/2028)	22,275,000	22,346,768
Nissan Master Owner Trust Receivables, Series 2024-B, Class A, 5.05%, 02/15/2029(a)	40,775,000	41,263,085

The accompanying notes are an integral part of these financial statements.

7

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026)(a)	$6,036,719	$6,100,523
SFS Auto Receivables Securitization Trust
Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028)(a)	1,061,165	1,062,244
Series 2025-3A, Class A2, 4.11%, 03/20/2029 (Callable 03/20/2029)(a)	44,675,000	44,765,990
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 02/25/2028)(a)	6,427,304	6,450,808
Series 2025-2, Class A, 4.82%, 06/25/2034 (Callable 08/25/2028)(a)	7,587,084	7,630,894
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2, 4.63%, 07/20/2027 (Callable 07/20/2027)(a)	37,710,961	37,835,211
Series 2025-BA, Class A2, 4.31%, 05/22/2028 (Callable 03/20/2028)(a)	25,025,000	25,104,787
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	72,424,000	73,033,151
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2026)(a)(d)	4,167,280	4,087,115
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 02/27/2034 (Callable 02/25/2026)(a)	14,758,000	14,693,364
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 12/25/2026)(a)	1,668,996	1,686,081
USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, 03/15/2028 (Callable 03/15/2028)(a)	17,425,000	17,444,328
TOTAL ASSET-BACKED SECURITIES (Cost $982,470,527)		986,318,765
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	14,820,233	14,768,811

	Par	Value
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	$1,750,000	$1,732,477
Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	3,141,973	3,101,708
Benchmark Mortgage Trust, Series 2020-B19, Class A3, 1.79%, 09/15/2053 (Callable 10/15/2030)	1,100,000	1,068,557
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	2,913,902	2,909,557
Series 2016-C6, Class A3, 3.22%, 11/10/2049 (Callable 11/10/2026)(d)	43,820,000	43,481,793
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 01/10/2026)	5,252,675	5,169,174
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	7,967,497	7,939,148
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	5,714,752	5,665,475
Series 2016-GC36, Class A5, 3.62%, 02/10/2049 (Callable 11/10/2030)	1,302,188	1,296,004
Series 2016-GC37, Class A4, 3.31%, 04/10/2049 (Callable 03/10/2026)	235,152	234,867
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	28,550,478	28,460,790
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	4,300,000	4,266,586
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)	27,865,000	27,465,421
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(d)	736,000	723,363
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	34,592,241	34,491,761
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	2,700,000	2,658,939

The accompanying notes are an integral part of these financial statements.

8

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Commercial Mortgage Pass Through Certificates
Series 2014-UBS5, Class AM, 4.19%, 09/10/2047 (Callable 09/10/2026)(d)	$13,331,339	$13,098,174
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)	20,200,300	19,985,375
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	2,575,000	2,548,046
Series 2016-C34, Class A3, 2.83%, 06/15/2049 (Callable 05/15/2026)	9,704,545	9,685,448
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	21,343,000	21,233,794
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	658,300	652,976
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	2,134,000	2,110,872
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049 (Callable 10/15/2026)	73,298,000	72,660,945
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4, 3.79%, 12/15/2049 (Callable 12/15/2026)(d)	2,145,000	2,133,140
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,068,000	1,060,138
Series 2017-C8, Class ASB, 3.19%, 06/15/2050 (Callable 06/15/2027)	3,536,738	3,511,952
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	1,312,787	1,303,967
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	5,318,711	5,143,747
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 01/10/2026)	611,746	604,105
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	17,525,000	17,348,415

	Par	Value
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 11/15/2027)	$1,852,522	$1,845,111
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	1,615,650	1,604,344
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)	3,291,150	3,259,853
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	37,490,000	37,271,433
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	1,120,000	1,098,524
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	1,752,713	1,725,908
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	10,082,476	9,969,754
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	113,991	111,146
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 01/15/2026)	20,225,361	19,820,854
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 11/15/2027)	4,716,089	4,707,437
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	23,885,000	23,734,706
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	6,840,176	6,730,375
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 11/15/2027)	842,758	830,125
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	32,907,357	32,844,306
Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	5,501,050	5,471,823
Series 2016-C30, Class A4, 2.60%, 09/15/2049 (Callable 10/15/2026)	11,782,954	11,751,839

The accompanying notes are an integral part of these financial statements.

9

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	$26,374,000	$26,108,171
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	4,270,000	4,217,801
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	9,967,000	9,887,496
Morgan Stanley Capital I, Inc.
Series 2016-UB11, Class A3, 2.53%, 08/15/2049 (Callable 08/15/2026)	1,660,032	1,649,163
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	37,206,000	36,818,726
Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	230,440	229,937
Series 2017-H1, Class A4, 3.26%, 06/15/2050 (Callable 06/15/2027)	22,285,000	22,054,894
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	5,000,000	4,954,473
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	21,518,421	21,306,585
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $642,621,436)		648,520,309
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 01/25/2026)(a)(d)	2,242,271	2,193,752
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2026)(a)(d)	3,858,238	3,770,407
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2026)(a)(d)	7,768,754	7,476,463

	Par	Value
FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	$9,673,289	$9,511,395
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 01/25/2026)(a)(d)	4,400,063	4,152,336
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 05/25/2030)(a)(d)	2,229,040	2,190,960
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(d)	3,560,168	3,513,858
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2030)(a)(d)	2,176,642	2,166,569
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $35,850,179)		34,975,740
MUNICIPAL BONDS - 0.4%
Central Plains Energy Project, 5.45%, 08/01/2026	1,150,000	1,158,304
Cleburne Independent School District, 0.00%, 02/15/2026(e)	7,750,000	7,709,160
New York State Energy Research & Development Authority, 5.74%, 04/01/2026	1,625,000	1,626,725
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 01/23/2026)(a)	15,295,000	15,297,331
Township of Weehawken NJ, 5.38%, 10/29/2026	9,047,000	9,129,945
TOTAL MUNICIPAL BONDS (Cost $34,876,328)		34,921,465

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 2.1%
First American Government Obligations Fund - Class U, 3.69%(f)	192,543,355	192,543,355
TOTAL MONEY MARKET FUNDS (Cost $192,543,355)		192,543,355

The accompanying notes are an integral part of these financial statements.

10

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
COMMERCIAL PAPER - 0.6%
Baptist Memorial Health, 4.30%, 02/11/2026	$28,100,000	$28,101,090
Ovintiv, Inc., 4.26%, 01/16/2026(g)	36,325,000	36,257,792
TOTAL COMMERCIAL PAPER (Cost $64,360,675)		64,358,882
TOTAL INVESTMENTS - 99.6% (Cost $9,249,490,960)		$9,272,515,594
Other Assets in Excess of Liabilities - 0.4%		34,256,441
TOTAL NET ASSETS - 100.0%		$9,306,772,035

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,195,415,321 or 23.6% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(g)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Baird Ultra Short Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Ultra Short Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$4,772,536,678	$—	$4,772,536,678
U.S. Treasury Securities	—	2,538,340,400	—	2,538,340,400
Asset-Backed Securities	—	986,318,765	—	986,318,765
Non-Agency Commercial Mortgage-Backed Securities	—	648,520,309	—	648,520,309
Non-Agency Residential Mortgage-Backed Securities	—	34,975,740	—	34,975,740
Municipal Bonds	—	34,921,465	—	34,921,465
Money Market Funds	192,543,355	—	—	192,543,355
Commercial Paper	—	64,358,882	—	64,358,882
Total Investments	$192,543,355	$9,079,972,239	$—	$9,272,515,594

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

12

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
CORPORATE BONDS - 51.2%
Financials - 20.4%
ABN AMRO Bank NV
4.80%, 04/18/2026(a)	$12,400,000	$12,416,826
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	3,000,000	3,052,448
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	50,000,000	50,796,245
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,204,943
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,360,839
5.75%, 06/06/2028 (Callable 05/06/2028)	23,000,000	23,821,072
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	37,724,000	40,072,707
Air Lease Corp.
2.20%, 01/15/2027 (Callable 12/15/2026)	5,817,000	5,698,846
5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,743,369
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028)(a)	22,700,000	23,873,640
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029 (Callable 05/15/2028)	20,000,000	20,514,052
American National Global Funding, 4.63%, 12/15/2028(a)	34,950,000	35,082,398
Aviation Capital Group LLC
4.75%, 04/14/2027(a)	20,629,000	20,741,152
3.50%, 11/01/2027 (Callable 07/01/2027)(a)	20,035,000	19,731,719
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	5,000,000	5,193,790
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	15,006,653
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,096,884
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	15,130,692

	Par	Value
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	$25,000,000	$24,966,601
Bank of Ireland Group PLC, 5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	23,400,000	24,312,974
Bank of Montreal, 5.37%, 06/04/2027	9,375,000	9,571,602
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029 (Callable 04/20/2028)	21,700,000	22,057,237
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,473,238
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028(a)	28,700,000	29,355,467
Barclays PLC
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	30,000,000	30,654,753
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	23,750,000	24,210,263
BNP Paribas SA
4.63%, 03/13/2027(a)	1,300,000	1,305,010
3.50%, 11/16/2027(a)	5,000,000	4,947,664
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	10,300,000	10,141,690
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	42,000,000	42,483,020
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	2,432,000	2,392,511
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(a)	15,000,000	15,282,447
3.50%, 10/23/2027(a)	30,602,000	30,268,383
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	3,125,000	3,316,002
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	30,000,000	30,423,092
Brown & Brown, Inc., 4.70%, 06/23/2028 (Callable 05/23/2028)	13,397,000	13,561,700
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	50,953,505

The accompanying notes are an integral part of these financial statements.

13

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	$15,000,000	$14,978,725
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	31,000,000	32,543,273
Capital One NA, 5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,623,792
Centene Corp.
4.25%, 12/15/2027 (Callable 01/17/2026)	40,757,000	40,516,649
2.45%, 07/15/2028 (Callable 05/15/2028)	15,000,000	14,046,938
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,830,701
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	45,000,000	45,657,919
CNO Global Funding
5.88%, 06/04/2027(a)	35,000,000	35,778,573
4.88%, 12/10/2027(a)	8,500,000	8,610,376
4.38%, 09/08/2028(a)	11,000,000	11,018,630
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	48,768,000	48,525,250
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,500,000	2,525,505
Corebridge Global Funding, 4.65%, 08/20/2027(a)	14,500,000	14,636,736
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	8,600,000	8,783,797
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	1,000,000	1,054,319
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027)(a)	5,000,000	5,078,077
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	1,392,000	1,395,215

	Par	Value
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	$20,057,000	$19,733,417
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	24,000,000	24,500,095
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	11,500,000	12,042,782
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,955,839
Equitable America Global Funding, 4.30%, 12/15/2028(a)	24,300,000	24,408,520
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,856,357
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	12,700,000	12,835,269
5.70%, 03/14/2028(a)	13,000,000	13,464,425
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	15,000,000	15,173,673
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	35,000,000	34,806,158
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	10,000,000	10,023,282
Host Hotels & Resorts LP, 4.25%, 12/15/2028 (Callable 11/15/2028)	13,975,000	13,996,072
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	22,494,000	22,465,020
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,131,580
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	24,300,000	24,755,216
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	4,988,000	4,989,533
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	10,312,000	10,468,578
Jackson National Life Global Funding, 4.90%, 01/13/2027(a)	5,000,000	5,040,441

The accompanying notes are an integral part of these financial statements.

14

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	$23,000,000	$23,155,046
6.45%, 06/08/2027	2,380,000	2,455,985
JPMorgan Chase & Co.
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,743,961
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	10,097,926
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	41,951,000	43,334,675
Liberty Mutual Insurance Co., 7.88%, 10/15/2026(a)	14,335,000	14,692,318
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	28,000,000	28,536,752
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029 (Callable 06/13/2028)	9,930,000	10,095,641
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,577,951
4.63%, 11/15/2027 (Callable 01/12/2026)(a)	20,927,000	20,926,954
4.90%, 04/03/2028 (Callable 03/03/2028)	3,000,000	3,045,039
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028)(a)	20,000,000	20,309,164
Macquarie Group Ltd., 4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027)(a)	15,318,000	15,320,864
Manufacturers & Traders Trust Co., 4.76% to 07/06/2027 then SOFR + 0.95%, 07/06/2028 (Callable 07/06/2027)	26,500,000	26,744,164
Marex Group PLC, 5.83%, 05/08/2028 (Callable 04/08/2028)	25,000,000	25,411,491
Morgan Stanley
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,495,456
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	11,000,000	11,251,220
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029 (Callable 10/18/2028)	14,500,000	14,499,746

	Par	Value
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	$19,800,000	$20,196,933
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	23,450,000	23,802,671
Nationwide Building Society
4.00%, 09/14/2026(a)	34,021,000	33,960,995
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,000,000	3,004,113
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	19,000,000	19,185,572
NatWest Group PLC
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,176,540
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	24,000,000	24,410,725
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	5,085,000	5,298,266
Nomura Holdings, Inc., 5.84%, 01/18/2028	31,200,000	32,205,194
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	4,700,000	4,693,987
Principal Life Global Funding II, 4.60%, 08/19/2027(a)	17,750,000	17,918,902
Sammons Financial Group Global Funding, 5.05%, 01/10/2028(a)	40,000,000	40,631,208
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,913,857
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	2,500,000	2,483,613
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	28,000,000	28,038,755
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	27,410,000	26,200,662
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	12,350,000	12,699,336

The accompanying notes are an integral part of these financial statements.

15

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Societe Generale SA
5.25%, 02/19/2027(a)	$5,000,000	$5,057,273
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,892,114
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	25,000,000	25,318,705
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	2,000,000	2,080,663
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	5,000,000	5,121,998
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	10,000,000	10,203,847
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,921,563
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027)(a)	42,675,000	43,851,620
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	9,585,000	9,837,186
Sumitomo Mitsui Trust Bank Ltd.
5.20%, 03/07/2027(a)	10,000,000	10,143,579
4.45%, 09/10/2027(a)	18,150,000	18,311,993
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	3,555,000	3,674,250
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,367,000	10,574,286
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,258,067
3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	42,303,168
UBS Group AG, 3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	10,000,000	9,945,665

	Par	Value
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	$31,500,000	$32,156,955
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	21,182,000	21,045,143
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	3,000,000	3,056,812
Western-Southern Global Funding, 4.50%, 07/16/2028(a)	47,323,000	47,689,322
Westpac New Zealand Ltd., 5.13%, 02/26/2027(a)	25,000,000	25,338,803
		2,384,764,860
Industrials - 27.9%(c)
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 01/12/2026)(a)	10,000,000	9,739,120
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027)(a)	3,000,000	2,831,839
Advance Auto Parts, Inc., 1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,743,029
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	19,750,000	18,766,552
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,162,860
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028)(a)	32,255,000	33,216,828
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,914,000	3,879,764
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	17,400,000	17,646,322
Amrize Finance US LLC, 4.70%, 04/07/2028 (Callable 03/07/2028)	20,000,000	20,237,490
Anglo American Capital PLC
4.75%, 04/10/2027(a)	8,390,000	8,455,135
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	42,000,000	42,250,932
APA Corp., 4.38%, 10/15/2028 (Callable 07/15/2028)	9,783,000	9,766,637
ArcelorMittal SA
4.55%, 03/11/2026	7,500,000	7,502,594
6.55%, 11/29/2027 (Callable 10/29/2027)	46,171,000	48,077,760
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	13,759,000	13,524,656
4.38%, 08/15/2027 (Callable 01/17/2026)(a)	21,744,000	21,725,686

The accompanying notes are an integral part of these financial statements.

16

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	$27,000,000	$27,090,983
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	42,425,000	40,084,590
4.45%, 02/15/2029 (Callable 01/15/2029)	13,950,000	13,994,434
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(a)	10,000,000	10,143,317
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	2,500,000	2,504,287
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 02/01/2026)(a)	16,369,000	16,372,015
BMW US Capital LLC, 4.60%, 08/13/2027(a)	25,000,000	25,261,222
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	7,000,000	7,182,852
Boston Medical Center Corp., 3.91%, 07/01/2028	20,555,000	20,187,455
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	45,375,000	46,192,481
Bunge Ltd. Finance Corp., 4.90%, 04/21/2027 (Callable 03/21/2027)	7,625,000	7,711,107
Campbell’s Co., 5.20%, 03/19/2027	7,000,000	7,091,759
Canadian Natural Resources Ltd., 3.85%, 06/01/2027 (Callable 03/01/2027)	6,092,000	6,076,063
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028)(a)	28,754,000	28,331,066
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(a)	5,780,000	5,729,121
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 01/17/2026)(a)	9,000,000	8,919,039
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	18,288,219
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029 (Callable 11/15/2028)	1,526,000	1,429,670
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 01/12/2026)	46,750,000	46,687,764

	Par	Value
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	$35,761,000	$37,176,104
Conagra Brands, Inc., 7.00%, 10/01/2028	21,120,000	22,523,057
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,346,634
6.60%, 08/02/2028 (Callable 07/02/2028)	7,500,000	7,738,407
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027)	4,700,000	4,736,826
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	26,528,563
CVS Pass-Through Trust
5.88%, 01/10/2028	2,242,643	2,261,543
6.04%, 12/10/2028	17,489,902	17,678,805
6.94%, 01/10/2030	5,180,967	5,377,763
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031(a)	2,166,811	2,360,237
Daimler Truck Finance North America LLC
4.30%, 08/12/2027(a)	22,275,000	22,376,025
5.13%, 09/25/2027 (Callable 08/25/2027)(a)	20,000,000	20,321,358
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,715,177
5.13%, 05/15/2029 (Callable 02/15/2029)	9,221,000	9,438,150
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,406,218
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,654,000	29,154,700
2.38%, 09/15/2028 (Callable 07/15/2028)	5,000,000	4,716,051
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	15,000,000	15,093,062
Element Fleet Management Corp.
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	20,000,000	20,342,365
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	16,000,000	16,880,779
Enbridge, Inc., 4.60%, 06/20/2028 (Callable 05/20/2028)	4,000,000	4,042,650
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	5,030,573
5.63%, 05/01/2027 (Callable 01/17/2026)(a)	14,600,000	14,598,808

The accompanying notes are an integral part of these financial statements.

17

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.50%, 06/01/2027 (Callable 03/01/2027)	$14,000,000	$14,227,800
EQT Corp., 5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,511,982
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,465,814
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027)(a)	3,100,000	3,103,585
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	39,145,000	39,441,423
Fiserv, Inc., 3.50%, 07/01/2029 (Callable 04/01/2029)	5,000,000	4,852,037
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)	19,734,000	20,375,285
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,503,724
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,382,488
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,263,849
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,219,522
5.92%, 03/20/2028 (Callable 02/20/2028)	3,550,000	3,633,290
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 02/01/2026)	11,640,000	11,609,023
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	25,307,000	24,736,717
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	11,797,000	11,514,260
Gartner, Inc., 3.63%, 06/15/2029 (Callable 02/01/2026)(a)	23,275,000	22,456,457
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028 (Callable 11/15/2028)	18,625,000	18,685,107
General Motors Financial Co., Inc.
5.35%, 07/15/2027	30,000,000	30,524,968
5.05%, 04/04/2028	15,000,000	15,281,025
GFL Environmental, Inc., 3.50%, 09/01/2028 (Callable 03/01/2028)(a)	36,715,000	36,103,321
Glencore Funding LLC
5.34%, 04/04/2027(a)	29,875,000	30,341,358
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	12,381,000	12,338,746
4.91%, 04/01/2028(a)	10,000,000	10,169,696
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	3,575,000	3,691,368

	Par	Value
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	$10,000,000	$9,790,523
4.50%, 11/15/2028 (Callable 10/15/2028)	20,000,000	20,045,345
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (Callable 08/15/2027)(a)	17,173,000	16,974,746
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)	32,200,000	32,454,148
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026)(a)	20,465,000	20,826,801
5.13%, 06/15/2028 (Callable 02/01/2026)(a)	3,192,000	3,205,387
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,713,925
4.15%, 09/15/2028 (Callable 08/15/2028)	15,000,000	15,018,405
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(d)	40,161,000	40,076,043
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	17,421,000	17,248,801
Hyatt Hotels Corp.
5.05%, 03/30/2028 (Callable 02/29/2028)	15,000,000	15,275,923
5.25%, 06/30/2029 (Callable 05/30/2029)	10,000,000	10,297,630
Hyundai Capital America
4.85%, 03/25/2027(a)	10,000,000	10,089,232
5.28%, 06/24/2027(a)	5,000,000	5,082,753
4.90%, 06/23/2028(a)	20,000,000	20,319,487
4.25%, 09/18/2028(a)	15,000,000	15,010,510
Icon Investments Six DAC
5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,407,599
5.85%, 05/08/2029 (Callable 04/08/2029)	4,644,000	4,849,795
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	61,480,000	58,992,956
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	32,000,000	33,017,601
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,357,659
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	11,762,000	12,377,912
Keurig Dr Pepper, Inc.
4.35%, 05/15/2028 (Callable 04/15/2028)	14,000,000	14,050,199
4.60%, 05/25/2028 (Callable 02/25/2028)	5,000,000	5,041,744

The accompanying notes are an integral part of these financial statements.

18

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.05%, 03/15/2029 (Callable 02/15/2029)	$14,758,000	$15,069,325
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	54,099,513
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)	30,000,000	30,432,352
5.25%, 04/02/2028(a)	15,000,000	15,284,277
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	54,425,000	56,231,214
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 02/01/2026)(a)	16,514,000	16,009,746
LYB Finance Co. BV, 8.10%, 03/15/2027(a)	4,747,000	4,951,130
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028)(a)	34,850,000	35,336,715
MasTec, Inc., 4.50%, 08/15/2028 (Callable 02/01/2026)(a)	16,311,000	16,215,906
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	3,495,000	3,454,789
Microchip Technology, Inc., 4.90%, 03/15/2028	29,796,000	30,212,948
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028)(a)	32,740,000	33,102,958
Mosaic Co., 4.35%, 01/15/2029 (Callable 12/15/2028)	18,325,000	18,380,867
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,205,607
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	6,460,000	6,486,126
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)	5,000,000	5,055,028
5.30%, 09/13/2027(a)	27,225,000	27,308,974
NTT Finance Corp., 4.62%, 07/16/2028(a)	17,950,000	18,194,820
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	12,092,000	12,162,443
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028 (Callable 07/19/2028)	5,000,000	5,020,025
Occidental Petroleum Corp.
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,849,667
8.50%, 07/15/2027 (Callable 01/15/2027)	25,440,000	26,599,046
5.00%, 08/01/2027 (Callable 07/01/2027)	7,000,000	7,128,016
Oracle Corp., 2.30%, 03/25/2028 (Callable 01/25/2028)	10,000,000	9,538,813

	Par	Value
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	$15,000,000	$15,309,178
PeaceHealth Obligated Group, 4.34%, 11/15/2028 (Callable 08/15/2028)	15,000,000	15,075,057
Penske Truck Leasing Co. Lp/ PTL Finance Corp., 4.20%, 04/01/2027 (Callable 01/01/2027)(a)	1,825,000	1,825,337
POSCO, 4.50%, 08/04/2027(a)	9,000,000	9,045,482
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 02/01/2026)(a)	18,956,000	18,802,682
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,930,275
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,773,831
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	38,750,000	38,214,035
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,424,672
6.05%, 04/15/2028 (Callable 03/15/2028)	25,450,000	26,334,686
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,919,000	5,811,230
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028)(a)	23,725,000	23,955,690
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027)(a)	28,020,000	28,729,554
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (Callable 10/01/2027)(a)	23,000,000	23,419,139
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,528,039
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028)(a)	9,041,000	8,995,399
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027)(a)	27,775,000	28,142,841
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	23,240,000	22,744,776
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	7,000,000	6,940,712
SK hynix, Inc.
5.50%, 01/16/2027(a)	15,000,000	15,205,620
6.38%, 01/17/2028(a)	16,288,000	17,006,526
4.25%, 09/11/2028(a)	22,775,000	22,854,797

The accompanying notes are an integral part of these financial statements.

19

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	$10,000,000	$10,114,964
Sonoco Products Co., 2.25%, 02/01/2027 (Callable 01/01/2027)	4,211,000	4,130,362
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)	37,280,000	37,626,806
Sprint Capital Corp., 6.88%, 11/15/2028	35,118,000	37,697,003
Steel Dynamics, Inc., 4.00%, 12/15/2028 (Callable 11/15/2028)	41,900,000	41,871,989
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026)(a)	21,379,000	20,780,757
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	10,000,000	10,192,791
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (Callable 08/15/2028)(a)	14,750,000	14,957,725
Syensqo Finance America LLC, 5.65%, 06/04/2029 (Callable 05/04/2029)(a)	10,000,000	10,356,943
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	13,000,000	13,177,707
Targa Resources Corp., 4.35%, 01/15/2029 (Callable 12/15/2028)	23,200,000	23,262,993
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	34,100,000	34,056,417
Texas Gas Transmission LLC, 7.25%, 07/15/2027	5,100,000	5,299,791
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	20,788,000	20,625,155
Tyson Foods, Inc., 4.35%, 03/01/2029 (Callable 12/01/2028)	23,895,000	23,968,869
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 01/12/2026)	24,150,000	23,986,054
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	27,613,000	27,551,000
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	6,575,000	6,628,490
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	12,395,000	13,128,319
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,988,231

	Par	Value
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026)(a)	$25,144,000	$25,428,333
4.50%, 01/15/2028 (Callable 10/15/2027)(a)	14,575,000	14,607,760
Volkswagen Group of America Finance LLC
4.85%, 08/15/2027(a)	12,000,000	12,116,056
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	8,775,000	8,910,823
Vontier Corp., 2.40%, 04/01/2028 (Callable 02/01/2028)	6,631,000	6,354,450
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	14,911,000	14,810,679
Western Digital Corp.
4.75%, 02/15/2026 (Callable 01/17/2026)	11,176,000	11,184,550
2.85%, 02/01/2029 (Callable 12/01/2028)	5,000,000	4,785,412
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028)(d)	53,035,000	53,695,777
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029)(a)	11,475,000	11,833,706
Woodside Finance Ltd., 4.90%, 05/19/2028 (Callable 04/19/2028)	38,515,000	39,068,973
XPO, Inc., 6.25%, 06/01/2028 (Callable 01/12/2026)(a)	6,490,000	6,617,055
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028)(a)	4,848,000	4,888,169
		3,262,710,444
Utilities - 2.9%
Alliant Energy Finance LLC
5.40%, 06/06/2027 (Callable 05/06/2027)(a)	25,000,000	25,341,467
4.25%, 06/15/2028 (Callable 03/15/2028)(a)	5,716,000	5,686,497
5.95%, 03/30/2029 (Callable 02/28/2029)(a)	15,020,000	15,709,436
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	21,876,000	21,950,862
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(a)	1,000,000	1,006,106
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(a)	8,650,000	8,821,126
Cleveland Electric Illuminating Co., 3.50%, 04/01/2028 (Callable 01/01/2028)(a)	14,932,000	14,690,089

The accompanying notes are an integral part of these financial statements.

20

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)	$17,324,000	$17,877,545
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,483,460
4.88%, 06/01/2028 (Callable 05/01/2028)	10,367,000	10,549,811
5.10%, 03/01/2029 (Callable 02/01/2029)	10,000,000	10,255,459
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027)(a)	10,100,000	9,960,928
Enel Finance International NV
3.50%, 04/06/2028(a)	24,042,000	23,727,984
4.13%, 09/30/2028(a)	20,000,000	19,971,652
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,706,758
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	9,850,000	10,003,395
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	35,209,000	34,786,551
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(a)	21,525,000	21,302,706
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	17,950,000	18,166,802
Pennsylvania-American Water Co., 7.80%, 09/01/2026(a)	8,000,000	8,129,835
Pinnacle West Capital Corp., 4.90%, 05/15/2028 (Callable 04/15/2028)	16,175,000	16,471,765
		343,600,234
TOTAL CORPORATE BONDS (Cost $5,913,417,847)		5,991,075,538
U.S. TREASURY SECURITIES - 35.4%
United States Treasury Note/Bond
3.88%, 11/30/2027	564,550,000	568,629,754
4.00%, 12/15/2027	531,725,000	536,959,168
4.25%, 01/15/2028	1,290,350,000	1,309,554,034
3.75%, 04/15/2028	458,300,000	460,770,521
3.63%, 08/15/2028	512,475,000	513,916,336
3.50%, 10/15/2028	745,125,000	744,601,088
TOTAL U.S. TREASURY SECURITIES (Cost $4,119,010,244)		4,134,430,901

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
BANK-2017, Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	$18,036,000	$17,807,482
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,699,000	6,631,920
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,935,295
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(e)	13,730,000	13,584,352
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (Callable 02/15/2028)(e)	13,175,000	13,073,683
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	11,950,000	11,886,856
Series 2018-B5, Class A4, 4.21%, 07/15/2051 (Callable 08/15/2028)	5,319,000	5,310,161
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,732,233
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	40,867,000	40,451,934
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 01/10/2026)	6,912,586	6,802,698
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	44,260	44,180
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(e)	6,467,000	6,355,958
Series 2017-P7, Class A3, 3.44%, 04/14/2050 (Callable 04/14/2027)	8,852,062	8,792,321
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	39,700,000	38,919,101
Series 2018-C6, Class A4, 4.41%, 11/10/2051 (Callable 11/10/2028)	3,000,000	2,992,852

The accompanying notes are an integral part of these financial statements.

21

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Commercial Mortgage Pass Through Certificates
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	$22,289,000	$21,997,888
Series 2018-COR3, Class A3, 4.23%, 05/10/2051 (Callable 05/10/2028)	3,050,000	3,004,938
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	14,925,000	14,768,770
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,233,086
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,827,202
Series 2017-C39, Class A5, 3.42%, 09/15/2050 (Callable 08/15/2027)	2,056,000	2,020,381
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	6,600,000	6,538,004
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)	2,000,000	1,972,489
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,330,000	5,251,342
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)	1,700,000	1,662,119
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(e)	1,000,000	999,293
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	3,414,028	3,301,720
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,992,158
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,275,658
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	24,225,000	23,954,029
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	16,878,197	16,689,872

	Par	Value
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	$2,065,000	$2,050,550
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027)(e)	8,950,000	8,877,133
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	11,138,000	11,073,066
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	3,300,000	3,236,723
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	22,400,000	22,115,504
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	740,438	729,114
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	593,511	586,876
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	377,189	367,774
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	15,165,000	14,921,565
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	13,410,000	13,262,569
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027)(a)	46,315,000	45,690,651
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	13,851,763	13,825,223
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,765,771
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,927,144
Morgan Stanley Capital I, Inc.
Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	547,308	546,115

The accompanying notes are an integral part of these financial statements.

22

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	$7,752,450	$7,681,862
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	6,845,000	6,711,805
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	12,825,000	12,821,486
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	5,000,000	4,971,485
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028)(e)	10,000,000	9,896,298
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $531,749,728)		531,868,689
ASSET-BACKED SECURITIES - 3.5%
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 04/15/2029)(a)	16,017,619	16,058,435
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, 02/25/2033 (Callable 07/25/2029)(a)	12,504,933	12,600,744
DLLAD LLC
Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 03/20/2029)(a)	41,447,000	42,314,021
Series 2025-1A, Class A3, 4.42%, 09/20/2030 (Callable 06/20/2030)(a)	8,650,000	8,736,747
Ford Credit Auto Owner Trust
Series 2022-1, Class A, 3.88%, 11/15/2034 (Callable 05/15/2027)(a)	45,175,000	45,182,282
Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	8,670,000	8,844,670
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029(a)	30,860,000	31,407,305
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	33,350,000	33,622,416
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	8,175,000	8,288,194
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028)(a)	10,375,000	10,529,554

	Par	Value
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029)(a)	$1,888,041	$1,861,634
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 03/15/2027)(a)	824,323	813,272
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 07/15/2027)(a)	4,606,547	4,458,454
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 02/15/2029)(a)	5,395,713	4,958,744
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 07/15/2030)(a)	16,208,932	14,730,904
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	4,062,325	3,843,766
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029)(a)	5,588,938	5,299,546
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032)(a)	5,646,650	5,388,996
Santander Holdings USA, Inc., Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 02/15/2028)(a)	1,596,498	1,619,206
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 05/20/2029)(a)	43,700,000	43,898,354
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.27%, 01/22/2029 (Callable 03/20/2028)(a)	25,425,000	25,564,510
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2026)(a)(e)	3,879,915	3,805,278
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2026)(a)(e)	2,494,975	2,446,115
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	22,000,000	22,325,116
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	21,900,000	22,173,400
Volkswagen Auto Lease Trust, Series 2025-B, Class A3, 4.01%, 01/22/2029 (Callable 01/20/2028)	28,300,000	28,413,285
TOTAL ASSET-BACKED SECURITIES (Cost $408,831,487)		409,184,948

The accompanying notes are an integral part of these financial statements.

23

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 2.9%
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2026)(a)(e)	$2,288,813	$2,236,709
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2026)(a)(e)	3,227,046	3,105,632
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 01/25/2026)(a)	1,555,339	1,510,318
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2026)(a)(d)	7,673,105	7,500,732
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(e)	21,912,410	21,900,976
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 2.65%, 02/25/2058 (Callable 03/25/2045)(a)(e)	1,974,987	1,950,088
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 01/25/2026)(a)(e)	14,200,644	12,371,276
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 01/25/2026)	14,439	14,718
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2026)	386,292	176,163
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 12/25/2043)(a)(e)	10,771,919	10,627,232
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	3,040,528	3,035,026
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	23,769,091	23,761,673
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	6,335,275	6,323,689
GCAT
Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 03/25/2036)(a)(e)	20,155,767	18,962,682
Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	24,835,126	25,064,605
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 01/17/2026)(a)	6,790,089	6,740,694

	Par	Value
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 01/25/2026)	$796,639	$794,114
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	2,161
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 01/25/2026)(a)(e)	14,133,471	14,029,880
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2044)(a)(e)	23,476,036	22,760,890
Onslow Bay Mortgage Loan Trust
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(d)	5,581,538	5,649,773
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028)(a)(d)	30,516,326	30,656,545
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 08/25/2031)(d)	1,914,212	451,427
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 04/25/2041)(a)(e)	34,509,423	33,329,711
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 11/25/2028)(a)(e)	22,572,236	22,637,615
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 5.05%, 02/25/2034 (Callable 01/25/2026)(d)	2,627	2,628
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.48%, 10/25/2043 (Callable 01/25/2026)(e)	820,732	774,965
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 05/25/2030)(a)(e)	4,749,058	4,667,928
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(e)	9,922,673	9,793,601
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 07/25/2030)(a)(e)	1,920,562	1,892,482
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2030)(a)(e)	478,623	476,408
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2034)(a)(e)	4,218,225	4,069,914

The accompanying notes are an integral part of these financial statements.

24

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 08/25/2029)(a)(e)	$2,231,592	$2,157,333
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 07/25/2032)(a)	21,774,764	19,959,829
Verus Securitization Trust, Series 2025-6, Class A1, 5.42%, 07/25/2070 (Callable 07/25/2028)(a)(d)	20,578,800	20,753,736
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.37%, 06/25/2034 (Callable 01/25/2026)(e)	941,723	900,005
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $347,544,361)		341,043,158
MUNICIPAL BONDS - 0.7%
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 02/02/2026)(f)	22,010,000	21,837,248
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 01/23/2026)	10,050,000	10,051,942
5.75%, 04/01/2030 (Callable 01/23/2026)	5,000,000	5,000,971
Central Plains Energy Project, 5.72%, 08/01/2028	1,320,000	1,358,837
City of Brockton MA, 5.41%, 08/01/2027	8,950,000	9,098,484
General Authority of Southcentral Pennsylvania
5.10%, 05/01/2050(f)	4,750,000	4,756,585
5.50%, 05/01/2050(f)	6,855,000	6,846,196
Homewood Educational Building Authority, 2.79%, 12/01/2027	2,000,000	1,928,102
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(g)	700,000	582,477
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,345,000	1,335,119
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	8,000,000	7,972,849
New Jersey Economic Development Authority, 6.31%, 07/01/2026	560,000	564,235

	Par	Value
Tennergy Corp./TN
5.97%, 06/01/2026	$1,150,000	$1,158,599
5.95%, 06/01/2027	800,000	820,128
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	2,350,000	2,321,178
Westvaco Corp., 7.67%, 01/15/2027(a)	3,900,000	4,022,402
TOTAL MUNICIPAL BONDS (Cost $79,751,626)		79,655,352
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 4.50%, 09/21/2028 (Callable 06/21/2028)(a)	21,750,000	21,921,289
Korea National Oil Corp., 4.13%, 09/30/2027(a)	20,000,000	20,041,567
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $41,713,918)		41,962,856
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 3.8%
First American Government Obligations Fund - Class U, 3.69%(h)	445,826,136	445,826,136
TOTAL MONEY MARKET FUNDS (Cost $445,826,136)		445,826,136
TOTAL INVESTMENTS - 102.4% (Cost $11,887,845,347)		$11,975,047,578
Liabilities in Excess of Other Assets - (2.4)%		(279,968,083)
TOTAL NET ASSETS - 100.0%		$11,695,079,495

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,490,411,782 or 29.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.

25

Baird Short-Term Bond Fund
Schedule of Investments
December 31, 2025 (Continued)
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $582,477 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

26

BAIRD SHORT-TERM BOND FUND
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Short-Term Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$5,991,075,538	$ —	$5,991,075,538
U.S. Treasury Securities	—	4,134,430,901	—	4,134,430,901
Non-Agency Commercial Mortgage-Backed Securities	—	531,868,689	—	531,868,689
Asset-Backed Securities	—	409,184,948	—	409,184,948
Non-Agency Residential Mortgage-Backed Securities	—	341,043,158	—	341,043,158
Municipal Bonds	—	79,655,352	—	79,655,352
Other Government Related Securities	—	41,962,856	—	41,962,856
Money Market Funds	445,826,136	—	—	445,826,136
Total Investments	$445,826,136	$11,529,221,442	$—	$11,975,047,578

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

27

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 47.1%
United States Treasury Note/Bond
3.13%, 08/31/2027	$191,075,000	$189,992,740
3.88%, 11/30/2027	54,350,000	54,742,764
4.00%, 12/15/2027	140,000,000	141,378,125
4.25%, 01/15/2028	192,550,000	195,415,685
3.75%, 04/15/2028	549,725,000	552,688,359
3.63%, 08/15/2028	152,025,000	152,452,570
1.13%, 08/31/2028	392,925,000	369,226,711
3.50%, 10/15/2028	108,425,000	108,348,764
2.38%, 03/31/2029	203,800,000	196,436,133
4.63%, 04/30/2029	293,650,000	303,273,921
2.75%, 05/31/2029	255,900,000	249,162,634
3.88%, 12/31/2029	483,625,000	488,064,528
4.13%, 08/31/2030	242,700,000	247,184,261
4.38%, 11/30/2030	129,825,000	133,689,322
4.00%, 01/31/2031	330,300,000	334,441,652
1.38%, 11/15/2031	170,425,000	148,649,211
1.88%, 02/15/2032	276,075,000	246,558,701
2.88%, 05/15/2032	263,625,000	248,919,668
4.00%, 06/30/2032	304,550,000	306,738,953
3.50%, 02/15/2033	305,650,000	297,519,233
4.38%, 05/15/2034	335,600,000	343,596,717
4.63%, 02/15/2035	621,175,000	646,094,795
TOTAL U.S. TREASURY SECURITIES (Cost $5,875,460,867)		5,954,575,447
CORPORATE BONDS - 39.6%
Financials - 19.7%
ABN AMRO Bank NV
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,550,000	12,397,906
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	5,000,000	5,077,045
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	8,000,000	8,139,862
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,159,249
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,546,851
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	11,117,612
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	11,195,000	11,892,004

	Par	Value
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	$16,000,000	$16,910,724
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	14,000,000	15,542,279
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030)(a)	5,000,000	5,050,530
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	4,000,000	4,095,320
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,287,836
American National Global Funding, 5.55%, 01/28/2030(a)	19,092,000	19,623,507
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)	16,000,000	16,129,812
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	9,000,000	7,912,127
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,692,652
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,803,492
Assurant, Inc., 6.75%, 02/15/2034	7,182,000	7,826,371
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	5,000,000	5,538,369
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	8,000,000	8,305,314
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	15,000,000	15,581,369
6.75%, 10/25/2028 (Callable 09/25/2028)(a)	6,850,000	7,269,739
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	4,000,000	4,097,493
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	5,000,000	5,007,798
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,423,905
6.61%, 11/07/2028	6,600,000	7,042,841
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,139,194
2.75%, 12/03/2030	4,000,000	3,639,375
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,832,427

The accompanying notes are an integral part of these financial statements.

28

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.92%, 08/08/2033	$4,000,000	$4,437,434
6.35%, 03/14/2034	5,000,000	5,395,996
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,936,522
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	5,027,613
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,706,421
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,142,859
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,196,549
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,692,522
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,903,414
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	4,150,812
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,321,146
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	3,750,000	3,434,365
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,982,873
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	11,243,000	11,066,090
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	25,978,000	26,991,557
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	3,500,000	3,567,291
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,700,914

	Par	Value
Bank of Nova Scotia
5.25%, 06/12/2028	$5,000,000	$5,150,981
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	15,000,000	15,291,707
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,311,613
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	14,850,000	15,001,954
5.79%, 07/13/2028(a)	2,500,000	2,596,953
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,811,404
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	10,000,000	10,193,795
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	10,000,000	10,344,089
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,000,000	4,580,263
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	7,004,565
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,971,986
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	10,183,958
BNP Paribas SA
4.38%, 05/12/2026(a)	8,288,000	8,286,537
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	15,000,000	15,172,507
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	5,000,000	5,129,487
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	6,500,000	6,148,577
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	4,625,000	4,740,061
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	5,000,000	4,569,068
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	7,000,000	6,393,339
BPCE SA
4.88%, 04/01/2026(a)	3,386,000	3,389,022

The accompanying notes are an integral part of these financial statements.

29

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	$5,000,000	$5,305,603
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	3,000,000	3,136,496
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	15,000,000	15,420,193
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	11,500,000	10,330,980
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032)(a)	6,200,000	6,454,372
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	4,000,000	4,247,696
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	5,000,000	5,224,431
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,783,819
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,141,275
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,671,927
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	1,475,000	1,503,128
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	5,175,000	5,340,484
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	4,350,000	4,387,077
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,563,980
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,992,908
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,259,901
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,081,202
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,572,559
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,954,258
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,896,993

	Par	Value
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	$6,529,000	$6,783,546
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	10,150,939
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	5,103,721
4.63%, 12/15/2029 (Callable 02/01/2026)	7,390,000	7,168,825
3.38%, 02/15/2030 (Callable 01/17/2026)	16,000,000	14,723,710
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,975,241
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,973,653
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	16,500,000	16,741,237
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,135,249
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	10,000,000	10,221,774
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	11,000,000	10,202,056
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	7,000,000	7,030,336
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	9,177,242
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	7,090,281
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,451,464
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	297,900
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	7,500,000	7,827,176
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,304,130
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,387,758

The accompanying notes are an integral part of these financial statements.

30

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.13%, 02/15/2034 (Callable 11/15/2033)	$3,300,000	$3,326,533
CNO Global Funding
4.38%, 09/08/2028(a)	10,000,000	10,016,936
2.65%, 01/06/2029(a)	15,000,000	14,267,333
4.95%, 09/09/2029(a)	5,000,000	5,079,026
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	22,000,000	20,054,130
3.78%, 03/14/2032(a)	20,000,000	19,064,452
Constellation Global Funding, 4.85%, 10/22/2030(a)	10,000,000	9,925,050
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	7,700,000	7,661,672
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,730,000	2,757,852
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,608,945
Corebridge Global Funding
5.20%, 06/24/2029(a)	3,000,000	3,082,140
4.90%, 08/21/2032(a)	11,075,000	11,156,204
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	3,000,000	3,064,115
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	14,250,000	15,024,048
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,500,000	7,976,095
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	25,000,000	25,057,734
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	12,650,000	13,152,436
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	8,200,000	8,381,093
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,153,224

	Par	Value
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	$3,800,000	$3,738,694
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	15,860,000	16,608,567
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,332,548
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	2,840,000	2,912,275
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	5,000,000	5,054,824
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	3,050,000	2,907,263
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	4,000,000	3,784,160
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,595,628
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,652,140
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	5,175,000	5,317,493
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,290,699
Essential Properties LP, 5.40%, 12/01/2035 (Callable 09/01/2035)	7,975,000	8,006,685
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,976,283
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,486,344
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,291,512
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,637,009
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	3,000,000	3,031,953
5.70%, 03/14/2028(a)	3,275,000	3,391,999
5.25%, 04/26/2029(a)	9,300,000	9,631,383
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,266,981
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	3,037,925

The accompanying notes are an integral part of these financial statements.

31

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	$13,290,000	$14,029,054
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	15,435,480
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,968,983
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,983,077
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,998,700
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	18,100,000	18,142,140
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	5,101,139
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	5,000,000	5,167,757
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,482,900
Guardian Life Global Funding
5.55%, 10/28/2027(a)	15,300,000	15,748,150
5.74%, 10/02/2028(a)	22,200,000	23,172,292
4.33%, 10/06/2030(a)	20,100,000	20,154,768
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	4,000,000	4,064,597
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,711,347
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030)(a)	10,275,000	9,335,395
5.45%, 06/15/2034 (Callable 03/15/2034)(a)	7,500,000	7,694,098
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,158,427
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	7,239,417
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	23,620,000	24,062,477

	Par	Value
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	$5,000,000	$5,074,440
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	10,095,797
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	5,000,000	4,757,464
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,729,857
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	6,500,000	6,525,736
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,579,090
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	4,000,000	4,234,731
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	14,100,000	14,588,925
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,864,066
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,458,307
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,442,741
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	3,833,000	3,891,200
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,826,620
Jackson National Life Global Funding
5.25%, 04/12/2028(a)	7,281,000	7,437,543
4.55%, 09/09/2030(a)	7,000,000	6,977,971
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	3,325,000	3,431,155
JPMorgan Chase & Co.
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,613,150
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,572,931
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	5,000,000	4,775,815

The accompanying notes are an integral part of these financial statements.

32

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	$10,000,000	$10,534,659
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	26,097,006
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,398,509
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	133,931
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,574,249
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,284,761
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	2,500,000	2,548,063
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,693,144
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,195,031
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,671,585
5.20%, 08/15/2032 (Callable 06/15/2032)	10,925,000	11,173,819
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	5,169,343
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(a)	1,859,000	1,868,975
Lincoln Financial Global Funding, 5.30%, 01/13/2030(a)	10,275,000	10,635,554
Lincoln National Corp., 5.35%, 11/15/2035 (Callable 08/15/2035)	5,000,000	5,055,410
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,769,737
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,964,524
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	7,000,000	6,945,453

	Par	Value
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	$5,000,000	$5,096,325
4.63%, 11/15/2027 (Callable 01/12/2026)(a)	10,800,000	10,799,976
4.90%, 04/03/2028 (Callable 03/03/2028)	2,229,000	2,262,464
6.75%, 11/17/2028 (Callable 10/17/2028)	4,316,000	4,607,600
4.00%, 03/15/2029 (Callable 02/01/2026)(a)	21,323,000	20,980,964
5.15%, 06/15/2030 (Callable 05/15/2030)	9,025,000	9,210,635
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	3,292,000	3,205,481
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	2,500,000	2,713,387
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	16,420,000	17,218,386
Macquarie Bank Ltd., 5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	3,000,000	3,045,967
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	5,000,000	4,551,903
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	4,350,000	3,938,552
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	5,000,000	4,918,417
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	799,657
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033(a)	10,000,000	10,169,802
MBIA Insurance Corp., 15.43% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	500,000	5,000
Mitsubishi UFJ Financial Group, Inc.
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,113,295
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,382,384
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	1,922,000	1,968,782

The accompanying notes are an integral part of these financial statements.

33

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	$15,000,000	$15,584,879
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	6,000,000	6,120,735
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	15,357,000	15,707,726
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	510,497
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	16,677,277
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,362,734
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036 (Callable 10/22/2035)	12,425,000	12,342,587
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	13,750,000	13,956,790
National Australia Bank Ltd., 2.33%, 08/21/2030(a)	8,200,000	7,446,835
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,777,436
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027)(a)	6,825,000	6,985,824
Nationwide Building Society
4.00%, 09/14/2026(a)	33,421,000	33,362,054
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,047,000	3,051,177
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	24,075,000	24,310,139
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	1,000,000	986,652
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031(a)	9,017,000	10,515,888
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	8,000,000	8,136,908
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	7,000,000	7,293,582

	Par	Value
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	$4,700,000	$4,806,602
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	6,850,000	6,878,029
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,902,597
5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031 (Callable 05/23/2030)	7,875,000	8,088,972
New York Life Global Funding, 5.00%, 01/09/2034(a)	4,140,000	4,213,490
NLG Global Funding, 5.40%, 01/23/2030(a)	10,000,000	10,288,092
Nomura Holdings, Inc.
3.10%, 01/16/2030	5,000,000	4,752,781
5.49%, 06/29/2035	3,825,000	3,947,969
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,332,747
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	5,000,000	4,993,603
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	5,050,812
Protective Life Corp.
3.40%, 01/15/2030 (Callable 10/15/2029)(a)	1,400,000	1,350,929
4.70%, 01/15/2031 (Callable 12/15/2030)(a)	19,125,000	19,209,928
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	11,775,000	11,598,529
Sammons Financial Group Global Funding, 4.80%, 12/12/2030(a)	5,000,000	5,015,021
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032)(a)	14,000,000	13,636,840
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,503,520
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	4,425,000	4,395,995
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,225,787
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	11,000,000	11,015,225

The accompanying notes are an integral part of these financial statements.

34

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	$2,500,000	$2,608,327
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	2,000,000	1,965,978
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	5,000,000	4,779,398
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	4,623,000	4,753,768
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	7,400,000	7,643,403
Societe Generale SA
5.25%, 02/19/2027(a)	10,000,000	10,114,546
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,892,114
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	17,150,000	17,499,597
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	2,000,000	2,064,177
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	15,000,000	15,472,105
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035)(a)	4,375,000	4,395,643
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	4,500,000	4,495,706
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,921,563
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	15,000,000	15,394,658
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	9,000,000	9,183,327
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	12,500,000	11,317,001

	Par	Value
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	$2,000,000	$2,115,267
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,930,975
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,077,353
5.85%, 07/13/2030	12,000,000	12,762,819
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	14,275,000	14,753,845
Swedbank AB
5.41%, 03/14/2029(a)	7,000,000	7,246,688
5.08%, 05/21/2030(a)	11,625,000	11,970,918
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,749,935
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,989,497
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	25,436,646
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,000,000	5,213,668
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	5,000,000	5,130,205
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	13,320,745
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 02/01/2026)	1,375,000	1,375,277
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,316,420
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	15,000,000	14,466,793
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	5,000,000	4,920,490
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	500,000	500,770
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027)(a)	1,500,000	1,512,332
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	41,387,000	41,162,125

The accompanying notes are an integral part of these financial statements.

35

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	$15,000,000	$14,903,979
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,616,343
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,056,804
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	10,000,000	10,189,372
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	10,000,000	10,361,375
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,455,620
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,391,246
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	4,250,000	4,446,572
Western-Southern Global Funding
4.90%, 05/01/2030(a)	7,025,000	7,195,463
4.70%, 12/10/2032(a)	7,500,000	7,467,892
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	4,139,799
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,063,679
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,864,546
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,904,442
WP Carey, Inc., 4.65%, 07/15/2030 (Callable 06/15/2030)	7,075,000	7,130,706
		2,492,995,722
Industrials - 17.4%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	237,551
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,485,021
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	228,630
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	253,140

	Par	Value
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	$2,500,000	$2,574,549
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	10,472,000	9,618,836
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	7,044,935
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,083,087
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,085,728
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,520,233
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,576,961
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	8,022,018
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	12,024,131
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	4,469,000	4,495,700
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	300,000	276,804
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	4,500,000	4,662,495
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	9,034,071
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,771,000
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,358,927
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,412,978
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	10,075,000	9,903,402
4.00%, 05/01/2028 (Callable 01/12/2026)(a)	7,166,000	7,089,833
4.25%, 11/01/2029 (Callable 01/12/2026)(a)	2,000,000	1,977,152
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	11,225,000	11,605,022
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	3,075,000	3,258,116
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	12,000,000	12,144,572
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,614,781

The accompanying notes are an integral part of these financial statements.

36

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.30%, 02/15/2030 (Callable 11/15/2029)	$9,604,000	$9,623,955
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,882,303
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,230,155
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	10,000,000	10,033,698
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,125,149
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,860,302
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,773,127
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	213,003
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,466,808
5.38%, 02/15/2036 (Callable 11/15/2035)	7,800,000	7,856,274
British Telecommunications PLC, 9.63%, 12/15/2030(d)	20,181,000	24,655,981
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	560,648
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,974,513
2.45%, 02/15/2031 (Callable 11/15/2030)	10,000,000	9,154,277
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,195,024
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	249,071
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)	25,000,000	24,845,365
4.90%, 04/21/2027 (Callable 03/21/2027)	10,825,000	10,947,244
3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,203,704
3.20%, 04/21/2031 (Callable 01/01/2031)	1,605,000	1,512,314
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	273,570
2.75%, 03/01/2030 (Callable 12/01/2029)	23,425,000	22,099,994
CBRE Services, Inc.
5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,368,726

	Par	Value
4.80%, 06/15/2030 (Callable 05/15/2030)	$10,525,000	$10,681,637
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,826,830
Cenovus Energy, Inc., 4.65%, 03/20/2031 (Callable 02/20/2031)	10,075,000	10,050,139
CF Industries, Inc., 5.30%, 11/26/2035 (Callable 08/26/2035)	15,000,000	14,975,249
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,932,536
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	6,020,094
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	12,012,996
6.38%, 10/23/2035 (Callable 04/23/2035)	13,665,000	14,119,290
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	2,061,123
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,206,255
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,500,770
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,319,628
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,247,792
5.75%, 08/15/2034 (Callable 02/15/2034)	5,000,000	5,230,549
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,855,817
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,297,663
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031)(a)	5,000,000	4,573,567
CNH Industrial Capital LLC
1.88%, 01/15/2026	250,000	249,795
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,848,468
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,508,976
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	8,401,810

The accompanying notes are an integral part of these financial statements.

37

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	$9,125,000	$9,486,087
CommonSpirit Health, 4.35%, 09/01/2030 (Callable 06/01/2030)	9,750,000	9,716,607
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,307,839
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	10,736,000	11,077,271
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,598,967
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033)(a)	5,000,000	5,043,985
Cox Communications, Inc., 5.70%, 06/15/2033 (Callable 03/15/2033)(a)	2,000,000	2,020,021
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,114,120
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,486,538
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,898,024
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,896,069
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,753,441
CVS Pass-Through Trust
6.04%, 12/10/2028	8,121,859	8,209,581
5.77%, 01/10/2033(a)	137,356	140,145
5.93%, 01/10/2034(a)	6,899,419	7,079,405
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036(a)	2,193,179	2,049,908
Daimler Truck Finance North America LLC
3.65%, 04/07/2027(a)	13,825,000	13,757,950
5.13%, 09/25/2029 (Callable 08/25/2029)(a)	16,275,000	16,708,002
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	10,078,013
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,997,238
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	3,076,862

	Par	Value
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	$1,015,000	$934,442
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	6,848,000	6,732,697
2.38%, 09/15/2028 (Callable 07/15/2028)	10,000,000	9,432,103
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,262,246
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	9,000,000	9,079,851
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,171,182
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	12,567,000	13,258,797
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,451,170
Enbridge, Inc., 5.55%, 06/20/2035 (Callable 03/20/2035)	12,800,000	13,267,202
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	475,243
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,527,644
6.00%, 02/01/2029 (Callable 02/01/2026)(a)	4,000,000	4,043,643
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,665,752
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,691,277
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	267,897
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	3,000,000	3,116,944
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,369,818
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	4,000,000	4,132,551
EQT Corp.
7.50%, 06/01/2030 (Callable 12/01/2029)	8,000,000	8,806,513
5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,676,305
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,111,900
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,763,400
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,587,015
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	31,154,000	31,389,912

The accompanying notes are an integral part of these financial statements.

38

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	$8,000,000	$7,978,136
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,747,791
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	5,012,758
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,575,273
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,032,685
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	679,285
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,783,073
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	4,972,447
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	3,515,000	3,237,901
Flex Ltd., 4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,135,665
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030)(a)	7,000,000	6,473,193
2.30%, 10/01/2031 (Callable 07/01/2031)(a)	10,225,000	9,074,230
5.75%, 07/15/2035 (Callable 04/15/2035)(a)	20,000,000	20,780,494
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	265,269
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,125,642
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,439,045
5.92%, 03/20/2028 (Callable 02/20/2028)	4,450,000	4,554,405
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,247,370
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	7,053,164
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,620,761
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,313,844
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	713,485

	Par	Value
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	$20,000,000	$19,549,308
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	2,500,000	2,440,082
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	10,000,000	8,890,601
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	1,125,000	1,173,156
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,282,973
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,557,745
5.05%, 04/04/2028	3,500,000	3,565,572
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,645,837
5.45%, 07/15/2030 (Callable 06/15/2030)	3,175,000	3,299,902
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	21,457,885
6.00%, 06/04/2029 (Callable 05/04/2029)	15,033,000	15,711,787
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	4,000,000	4,002,142
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	4,850,000	4,845,590
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	1,150,000	1,146,075
5.40%, 05/08/2028 (Callable 04/08/2028)(a)	12,200,000	12,517,764
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	175,000	177,893
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	11,400,000	11,771,076
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	6,343,000	5,816,753
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	4,000,000	4,308,655
2.63%, 09/23/2031 (Callable 06/23/2031)(a)	8,350,000	7,536,525
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	3,000,000	3,318,006
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	9,500,000	9,938,499
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,440,002
4.50%, 11/15/2028 (Callable 10/15/2028)	10,000,000	10,022,672
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	255,189

The accompanying notes are an integral part of these financial statements.

39

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	$650,000	$644,067
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	3,000,000	3,021,514
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(d)	300,000	299,365
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 01/12/2026)	15,000,000	15,002,899
HP, Inc., 4.00%, 04/15/2029 (Callable 02/15/2029)	3,000,000	2,970,011
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,446,444
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	15,000,000	14,755,087
4.88%, 11/01/2027(a)	6,325,000	6,409,005
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	7,975,000	8,346,994
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	12,238,652
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,583,499
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,040,638
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,238,103
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	518,215
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,104,289
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	2,603,000	2,497,701
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	3,725,000	3,843,455
6.25%, 02/01/2029 (Callable 01/01/2029)	4,418,000	4,659,438
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,359,880
6.75%, 03/15/2034 (Callable 12/15/2033)	10,275,000	11,351,822
JH North America Holdings, Inc.
5.88%, 01/31/2031 (Callable 07/31/2027)(a)	2,000,000	2,041,674

	Par	Value
6.13%, 07/31/2032 (Callable 07/31/2028)(a)	$2,000,000	$2,053,114
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	14,057,000	15,050,650
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,924,513
Keysight Technologies, Inc., 5.35%, 07/30/2030 (Callable 06/30/2030)	6,500,000	6,785,861
Kinder Morgan, Inc.
8.05%, 10/15/2030	6,846,000	7,914,762
7.80%, 08/01/2031	15,425,000	17,879,177
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,108,273
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,852,637
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,803,402
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,616,789
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	407,758
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,536,458
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	819,920
LYB International Finance III LLC, 5.13%, 01/15/2031 (Callable 12/15/2030)	5,000,000	5,022,824
Marathon Petroleum Corp., 5.15%, 03/01/2030 (Callable 02/01/2030)	18,000,000	18,542,773
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,501,093
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	186,690
MasTec, Inc., 6.63%, 08/15/2029 (Callable 01/12/2026)(a)	3,000,000	3,019,500
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	6,460,000	6,385,676
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	2,975,000	2,980,636
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,803,073
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	275,127

The accompanying notes are an integral part of these financial statements.

40

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.80%, 02/15/2031 (Callable 01/15/2031)	$3,950,000	$3,996,083
5.40%, 04/01/2035 (Callable 01/01/2035)	32,175,000	32,438,833
MSCI, Inc.
4.00%, 11/15/2029 (Callable 02/01/2026)(a)	22,378,000	21,897,436
3.88%, 02/15/2031 (Callable 02/01/2026)(a)	2,055,000	1,975,429
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	7,000,000	7,291,057
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,321,823
5.65%, 05/15/2033 (Callable 02/15/2033)	3,341,000	3,490,163
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,314,428
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,156,223
6.63%, 09/01/2030 (Callable 03/01/2030)	2,500,000	2,691,288
7.50%, 05/01/2031	12,000,000	13,502,328
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,473,610
6.45%, 09/15/2036	3,750,000	3,997,361
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	4,286,209
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	15,094,559
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,150,515
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,861,644
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,134,339
4.80%, 09/26/2032 (Callable 07/26/2032)	15,400,000	14,941,415
Orange SA, 9.00%, 03/01/2031(d)	4,125,000	4,969,054
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	7,200,000	7,414,443
5.70%, 02/01/2028 (Callable 01/01/2028)(a)	2,900,000	2,984,464
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	4,425,000	4,553,002
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	11,000,000	11,463,638
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,976,486

	Par	Value
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	$500,000	$480,341
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,635,246
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	17,900,000	18,522,235
6.40%, 04/15/2033 (Callable 01/15/2033)	2,000,000	2,154,151
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,450,000	5,350,769
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,460,148
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	14,296,890
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,946,730
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,447,324
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	13,290,369
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,726,449
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,443,310
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,502,300
5.90%, 09/15/2037 (Callable 03/15/2037)	2,917,170	3,069,561
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031 (Callable 01/17/2026)(a)	2,091,920	2,119,021
SK hynix, Inc., 5.50%, 01/16/2029(a)	5,000,000	5,173,889
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	5,040,644
Sodexo, Inc., 5.15%, 08/15/2030 (Callable 07/15/2030)(a)	4,950,000	5,077,636
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	10,426,526
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,873,402
8.00%, 03/01/2032	2,523,000	2,915,683
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,954,697
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,073,198

The accompanying notes are an integral part of these financial statements.

41

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	$575,000	$587,149
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,488,706
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,081,639
5.55%, 08/15/2035 (Callable 05/15/2035)	10,000,000	10,254,135
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	14,066,892
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	4,000,000	3,994,888
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	17,262,144
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,695,426
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 01/12/2026)	4,350,000	4,242,713
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,844,570
5.13%, 05/15/2032 (Callable 03/15/2032)	8,600,000	8,861,688
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (Callable 03/15/2035)	14,650,000	15,187,100
Toll Road Investors Partnership II LP
0.00%, 02/15/2026(a)(e)	6,590,000	6,540,995
0.00%, 02/15/2028(a)(e)	15,100,000	13,083,647
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,389,381
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,817,652
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	10,000,000	9,921,664
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,456,365
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 02/01/2026)(a)	12,000,000	12,328,356
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	14,500,000	13,960,102
6.13%, 06/12/2033 (Callable 03/12/2033)	15,000,000	16,056,750
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	290,586

	Par	Value
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	$10,000,000	$10,081,354
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	17,187,913
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029)(a)	6,000,000	5,623,843
6.25%, 01/15/2030 (Callable 10/15/2029)(a)	4,350,000	4,404,725
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,995,692
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,810,194
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	2,044,047
4.75%, 01/15/2033 (Callable 11/15/2032)	6,825,000	6,833,128
5.40%, 07/02/2037 (Callable 04/02/2037)(a)	11,184,000	11,325,824
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,184,725
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028)(a)	6,000,000	6,287,793
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,650,000	6,607,468
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,692,071
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,477,309
VSP Optical Group, Inc., 5.45%, 12/01/2035 (Callable 09/01/2035)(a)	10,000,000	10,087,257
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)	5,340,000	5,304,073
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,822,988
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	815,405
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	11,300,000	11,621,860
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	9,570,824
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,225,463
4.05%, 02/01/2030 (Callable 11/01/2029)(d)	2,000,000	1,961,048

The accompanying notes are an integral part of these financial statements.

42

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.80%, 03/01/2031 (Callable 02/01/2031)	$10,425,000	$10,428,867
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,994,442
4.70%, 09/15/2028 (Callable 06/15/2028)(d)	1,500,000	1,518,689
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029)(a)	11,225,000	11,575,891
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,555,292
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	7,129,578
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	9,000,000	8,883,926
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	8,500,000	8,502,973
5.40%, 05/19/2030 (Callable 04/19/2030)	1,500,000	1,541,785
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,233,932
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	1,150,000	1,146,637
		2,205,674,415
Utilities - 2.5%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029)(a)	7,000,000	7,321,308
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)	7,000,000	7,206,465
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	4,400,000	4,415,057
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,838,483
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	16,017,467
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	254,293
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,317,412
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,383,189
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,818,519

	Par	Value
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031)(a)	$12,400,000	$11,039,519
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030)(a)	550,000	498,288
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027)(a)	10,000,000	10,069,480
3.50%, 04/06/2028(a)	14,975,000	14,779,409
5.50%, 06/26/2034 (Callable 03/26/2034)(a)	25,000,000	25,951,202
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029)(a)	12,000,000	12,383,816
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,417,264
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	242,933
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	675,000	666,901
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)	8,879,000	9,064,835
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	272,028
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	15,717,000	14,848,639
5.40%, 06/01/2033 (Callable 03/01/2033)(a)	4,550,000	4,693,273
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	4,400,000	4,593,349
KeySpan Corp., 8.00%, 11/15/2030	9,900,000	11,320,456
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	22,000,000	22,738,797
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,163,965
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,311,329
National Grid USA, 5.80%, 04/01/2035	12,768,000	13,395,745
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034)(a)	9,925,000	10,237,135
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,657,654
Pacific Gas and Electric Co., 3.75%, 07/01/2028	259,500	256,171
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	311,154

The accompanying notes are an integral part of these financial statements.

43

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034)(a)	$10,000,000	$10,564,393
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,830,486
		307,880,414
TOTAL CORPORATE BONDS (Cost $4,947,588,960)		5,006,550,551
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.9%
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(d)	18,401,413	18,364,925
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2026)(a)(f)	656,405	641,462
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2026)(a)(d)	12,629,481	12,345,764
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 01/20/2026)	364,276	356,674
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.19%, 07/25/2034 (Callable 01/25/2026)(f)	255,522	241,608
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 06/25/2043)(a)(f)	22,279,006	22,392,080
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2048)(a)(f)	46,113,863	43,056,343
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 01/25/2052)(a)(f)	42,095,628	37,590,958
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 09/25/2049)(a)(f)	25,042,723	22,398,960
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(f)	26,204,172	26,190,499
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	19,539,519	19,151,900
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	20,414,286	20,377,344
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	21,254,607	21,215,736

	Par	Value
GCAT, Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	$14,423,304	$14,556,577
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 01/17/2026)(a)	14,492,899	14,169,044
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	29,284,756	27,592,498
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 01/25/2026)	103,940	103,611
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 01/25/2026)(a)(f)	17,528,330	17,399,856
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 10/25/2032)(a)(f)	97,607	96,615
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2034)(a)(f)	158,498	155,337
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 01/25/2032)(a)(f)	856,626	834,697
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 03/25/2044)(a)(f)	2,624,141	2,544,203
Onslow Bay Mortgage Loan Trust, Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028)(a)(d)	31,425,226	31,569,622
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	19,784,234	19,107,696
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	9	9
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.48%, 10/25/2043 (Callable 01/25/2026)(f)	492,439	464,979
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(f)	27,868	27,506
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 08/25/2033)(a)(f)	168,929	161,112
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2030)(a)(f)	26,870	26,746
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2029)(a)(f)	2,535,980	2,478,221

The accompanying notes are an integral part of these financial statements.

44

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2034)(a)(f)	$8,078,942	$7,794,890
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 07/25/2032)(a)	8,463,566	7,758,124
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 08/25/2033)(a)(f)	4,518,901	4,318,875
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 06/25/2031)(a)(f)	7,282,881	6,980,178
Series 2024-1, Class A1, 4.86%, 03/25/2064 (Callable 06/25/2042)(a)(f)	10,095,054	10,268,436
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 08/25/2028)(a)(f)	28,826,812	29,195,017
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 06/25/2033)(a)(f)	28,315,975	28,442,417
Series 2025-1, Class A1A, 4.82%, 06/25/2065 (Callable 09/25/2032)(a)(f)	25,587,638	25,712,946
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.37%, 06/25/2034 (Callable 01/25/2026)(f)	570,056	544,803
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 01/25/2026)	631,342	648,754
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $494,560,868)		497,277,022
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	569,509
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,184,796
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	356,217	353,403
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	562,743
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,186,269	9,067,666

	Par	Value
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	$895,000	$887,166
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(f)	13,475,000	14,350,413
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,642,716
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	26,550,000	27,142,872
Benchmark Mortgage Trust
Series 2024-V10, Class A3, 5.28%, 09/15/2057 (Callable 10/15/2029)	23,025,000	23,714,145
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	21,125,000	21,057,180
BMO Mortgage Trust
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	20,000,000	20,548,830
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	21,325,000	21,970,480
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	3,850,000	3,630,559
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	4,011,384	3,997,111
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,923,683
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,341,335
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	539,182
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,482,115
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	5,815,000	5,460,177
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	19,354,048

The accompanying notes are an integral part of these financial statements.

45

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Computershare Corporate Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	$4,966,000	$4,912,180
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	2,871,915	2,857,451
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,986,196
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,627,928
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	6,000,000	5,911,454
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	5,007,328
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	3,300,000	3,117,216
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,644,732
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028)(f)	9,372,252	9,267,512
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,443,000	7,390,918
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,537,593
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	17,268,280
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,211,083
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.79%, 04/15/2055 (Callable 04/15/2032)(f)	9,422,000	9,236,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	14,264,910

	Par	Value
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	$3,675,000	$3,744,450
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	24,275,000	24,416,395
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	15,376,233
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,507,210
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	3,900,000	3,897,352
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $390,475,952)		391,962,822
ASSET-BACKED SECURITIES - 2.1%
Financial Holding Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	9,075,000	9,233,032
Series 2025-F, Class A, 4.40%, 08/15/2030(a)	7,925,000	8,004,327
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	10,675,000	10,886,657
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	15,320,000	15,628,644
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(d)	15,800,000	16,248,121
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	9,025,000	9,098,720
Series 2025-1, Class A1, 4.63%, 04/15/2030	26,225,000	26,666,136
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,952,000	26,783,738
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	7,325,000	7,426,425
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	25,100,000	25,823,447

The accompanying notes are an integral part of these financial statements.

46

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 07/15/2030)(a)	$10,546,819	$9,585,097
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 10/15/2030)(a)	1,545,501	1,416,638
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 12/15/2030)(a)	11,810,606	11,630,902
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	2,611,495	2,470,993
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032)(a)	689,223	657,774
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	11,200,000	10,850,464
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 05/20/2029)(a)	32,575,000	32,722,858
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	12,944,906	12,908,918
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2026)(a)(f)	1,611,394	1,580,396
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	20,400,000	20,701,471
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	9,275,000	9,390,789
TOTAL ASSET-BACKED SECURITIES (Cost $267,501,436)		269,715,547
MUNICIPAL BONDS - 1.5%
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,606,161
Central Plains Energy Project, 5.75%, 08/01/2029	1,200,000	1,240,810
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	4,665,000	4,940,862
Connecticut Housing Finance Authority, 5.32%, 11/15/2055 (Callable 11/15/2033)	6,050,000	6,191,151
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,440,318

	Par	Value
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	$5,250,000	$4,822,183
GBG LLC, 2.25%, 09/01/2030(a)	596,408	559,170
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,376,170
6.81%, 10/01/2028	1,370,000	1,437,242
Idaho Housing & Finance Association, 6.50%, 07/01/2065 (Callable 07/01/2033)	16,695,000	17,832,315
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	16,300,000	17,223,470
6.25%, 10/01/2054 (Callable 04/01/2033)	13,495,000	14,152,702
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,700,721
2.16%, 07/01/2028	10,000,000	9,549,187
6.07%, 07/01/2033	7,445,000	7,776,284
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	5,580,000	5,745,666
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	3,955,000	4,167,953
6.00%, 01/01/2055 (Callable 01/01/2033)	9,525,000	10,014,039
Nebraska Investment Finance Authority, 6.25%, 09/01/2052 (Callable 09/01/2033)	6,250,000	6,658,746
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,820,000	2,958,794
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	3,178,090
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	9,892,150
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(g)	1,600,000	1,650,250
5.00%, 12/01/2028(g)	1,225,000	1,284,117
5.00%, 12/01/2028(g)	1,205,000	1,263,152
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,911,475
Niagara Area Development Corp.
3.20%, 05/01/2026	1,995,000	1,982,348
3.27%, 05/01/2027	2,060,000	2,007,890
3.37%, 05/01/2028	2,130,000	2,033,177
3.42%, 05/01/2029	2,200,000	2,049,076

The accompanying notes are an integral part of these financial statements.

47

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	$3,940,000	$4,111,843
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,422,566
2.36%, 04/15/2028	1,325,000	1,282,703
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,435,000	9,894,898
Westvaco Corp., 7.67%, 01/15/2027(a)	8,700,000	8,973,049
TOTAL MUNICIPAL BONDS (Cost $195,452,420)		188,330,728
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029)(a)	25,275,000	26,335,652
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	20,487,000	18,844,310
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,193,591)		45,179,962
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	7,375,000	7,301,979
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,733,129
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,114,089)		19,035,108
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(h)
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	336	346
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $330)		346

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 3.0%
First American Government Obligations Fund - Class U, 3.69%(i)	378,131,982	$378,131,982
TOTAL MONEY MARKET FUNDS (Cost $378,131,982)		378,131,982
TOTAL INVESTMENTS - 100.8% (Cost $12,613,480,495)		$12,750,759,515
Liabilities in Excess of Other Assets - (0.8)%		(98,664,189)
TOTAL NET ASSETS - 100.0%		$12,652,095,326

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,659,562,255 or 21.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $4,197,519 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

48

BAIRD INTERMEDIATE BOND FUND
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Intermediate Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$5,954,575,447	$—	$5,954,575,447
Corporate Bonds	—	5,006,550,551	—	5,006,550,551
Non-Agency Residential Mortgage-Backed Securities	—	497,277,022	—	497,277,022
Non-Agency Commercial Mortgage-Backed Securities	—	391,962,822	—	391,962,822
Asset-Backed Securities	—	269,715,547	—	269,715,547
Municipal Bonds	—	188,330,728	—	188,330,728
Other Government Related Securities	—	45,179,962	—	45,179,962
Agency Commercial Mortgage-Backed Securities	—	19,035,108	—	19,035,108
Agency Residential Mortgage-Backed Securities	—	346	—	346
Money Market Funds	378,131,982	—	—	378,131,982
Total Investments	$378,131,982	$12,372,627,533	$—	$12,750,759,515

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

49

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS - 36.8%
Financials - 17.0%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$21,925,000	$21,883,988
ABN AMRO Bank NV
4.80%, 04/18/2026(a)	42,935,000	42,993,261
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	16,900,000	16,695,188
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	16,025,000	16,271,928
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	51,250,000	52,145,991
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	10,000,000	10,344,499
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	5,000,000	4,579,446
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	31,625,000	32,128,625
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	31,070,963
3.00%, 10/29/2028 (Callable 08/29/2028)	44,806,000	43,454,157
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	8,085,536
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	9,246,396
Aetna, Inc., 6.63%, 06/15/2036	9,165,000	10,102,843
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,682,679
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	7,053,360
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	65,345,000	69,413,399
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	39,575,000	41,827,619
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	25,000,000	27,754,069

	Par	Value
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	$10,000,000	$10,282,493
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	12,131,000	11,789,333
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	9,482,000	9,972,240
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	23,000,000	23,953,067
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030)(a)	12,595,000	12,722,285
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	8,444,000	8,645,221
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,817,824
American National Global Funding, 5.55%, 01/28/2030(a)	15,000,000	15,417,588
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	16,500,000	17,085,358
6.00%, 07/15/2035 (Callable 04/15/2035)	59,600,000	60,538,396
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	21,626,000	21,801,458
5.41%, 09/12/2034 (Callable 06/12/2034)	10,000,000	9,774,942
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,900,000	5,186,839
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,754,748
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,099,823
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,588,695
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,936,570
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,925,733
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,872,318
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027)(a)	4,350,000	4,406,321
Assurant, Inc., 5.55%, 02/15/2036 (Callable 11/15/2035)	9,250,000	9,421,920

The accompanying notes are an integral part of these financial statements.

50

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	$38,113,000	$42,216,771
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	37,350,000	37,595,095
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	15,000,000	13,503,449
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	12,000,000	12,457,971
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	31,000,000	32,201,496
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	25,760,000	26,387,857
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	15,000,000	15,244,878
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	6,500,000	6,949,609
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	23,925,000	23,962,312
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	24,000,000	24,290,687
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	8,000,000	8,218,988
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	11,133,495
4.38%, 04/12/2028	13,400,000	13,465,515
6.61%, 11/07/2028	15,000,000	16,006,457
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,600,000	16,142,858
3.49%, 05/28/2030	5,000,000	4,817,382
2.75%, 12/03/2030	19,250,000	17,514,493
5.44%, 07/15/2031	10,000,000	10,519,492
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	32,067,478
6.92%, 08/08/2033	9,800,000	10,871,713
6.35%, 03/14/2034	36,500,000	39,390,770
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	34,555,652

	Par	Value
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	$11,425,000	$11,874,115
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	37,254,274
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	14,210,989
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	14,313,144
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,821,000	40,017,629
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,832,727
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	12,119,184
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	55,945,837
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,992,497
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,475,710
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,778,674
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,474,947
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	28,925,000	26,490,402
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	17,015,718
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,439,265
7.75%, 05/14/2038	1,138,000	1,384,495
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	20,975,000	20,644,956

The accompanying notes are an integral part of these financial statements.

51

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	$67,824,000	$70,470,220
Bank of Montreal
5.37%, 06/04/2027	18,000,000	18,377,476
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	15,500,000	15,798,005
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	32,576,000	29,328,322
Bank of Nova Scotia
5.40%, 06/04/2027	40,000,000	40,848,116
5.25%, 06/12/2028	10,000,000	10,301,961
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	45,000,000	45,875,122
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	22,716,399
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	22,290,000	22,518,084
5.19%, 02/16/2028(a)	14,500,000	14,831,159
5.79%, 07/13/2028(a)	12,000,000	12,465,374
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	20,048,700
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	17,000,000	17,329,452
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	8,000,000	8,047,240
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	5,875,000	6,118,262
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	12,125,000	12,542,208
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,575,000	5,238,676
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,900,000	57,006,379
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	35,694,104
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	61,103,750

	Par	Value
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	$18,000,000	$18,863,407
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	37,750,000	38,453,202
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	14,000,000	14,599,262
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	19,542,000	20,392,609
BNP Paribas SA
4.38%, 05/12/2026(a)	45,131,000	45,123,034
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	28,350,000	28,323,161
4.63%, 03/13/2027(a)	2,325,000	2,333,961
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	2,175,000	2,141,570
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	27,000,000	25,983,140
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	10,000,000	10,115,005
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	13,025,000	13,362,313
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	26,788,000	25,339,704
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	6,500,000	6,661,708
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	32,300,000	33,270,717
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	5,000,000	5,107,795
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	32,075,000	29,310,572
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	10,000,000	9,133,341
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	14,000,000	12,667,110
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	7,600,000	7,903,693

The accompanying notes are an integral part of these financial statements.

52

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
BPCE SA
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029)(a)	$5,400,000	$5,593,068
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	8,700,000	9,095,839
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	15,000,000	15,420,193
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	18,350,000	16,275,032
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	49,720,000	44,665,767
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	10,000,000	11,151,522
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	12,500,000	13,274,049
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	16,000,000	16,718,179
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	18,500,000	19,441,694
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	6,000,000	6,017,372
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,925,288
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	33,018,385
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,507,891
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,319,790
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	20,000,000	20,336,432
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,114,954
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	15,000,000	15,479,663
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	10,000,000	10,085,236

	Par	Value
6.09%, 10/03/2033 (Callable 07/03/2033)	$20,000,000	$21,777,914
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	17,450,000	17,425,250
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	14,250,000	15,132,666
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	38,047,907
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,626,669
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,288,197
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	40,205,000	42,206,526
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	23,166,927
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	9,048,373
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	13,311,538
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	27,126,169
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,478,035
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,264,000	6,508,214
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,998,673
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	18,084,000	16,934,988
4.63%, 12/15/2029 (Callable 02/01/2026)	25,000,000	24,251,778
3.38%, 02/15/2030 (Callable 01/17/2026)	15,325,000	14,102,554
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,683,560
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	43,166,577
2.63%, 08/01/2031 (Callable 05/01/2031)	17,675,000	15,203,050
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	20,600,000	20,563,569

The accompanying notes are an integral part of these financial statements.

53

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	$3,142,000	$3,122,402
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,900,000	11,795,492
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	40,000,000	40,584,817
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	28,596,233
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	26,119,837
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	14,000,000	14,310,484
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	23,186,491
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	14,000,000	14,060,673
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,449,172
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,460,000	10,279,290
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	17,188,560
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	31,618,491
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	55,275,000	56,655,917
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,929,994
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,436,234
3.25%, 04/30/2030 (Callable 01/30/2030)	28,925,000	27,625,045
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	11,013,766
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,886,302

	Par	Value
3.90%, 05/01/2029 (Callable 02/01/2029)	$7,000,000	$6,935,188
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	900,053
5.50%, 06/15/2033 (Callable 03/15/2033)	15,225,000	15,792,862
CNO Global Funding
5.88%, 06/04/2027(a)	37,000,000	37,823,063
4.88%, 12/10/2027(a)	15,325,000	15,524,001
2.65%, 01/06/2029(a)	10,000,000	9,511,555
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	15,446,357
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	41,000,000	37,373,606
3.78%, 03/14/2032(a)	17,800,000	16,967,362
5.84%, 03/13/2034(a)	10,000,000	10,557,534
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	10,000,000	9,652,172
Constellation Global Funding, 4.85%, 10/22/2030(a)	45,000,000	44,662,724
Cooperatieve Rabobank UA
3.75%, 07/21/2026	20,829,000	20,781,787
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,000,000	12,122,424
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028)(a)	7,200,000	7,411,157
Corebridge Global Funding
4.90%, 01/07/2028(a)	18,000,000	18,299,159
5.20%, 01/12/2029(a)	5,000,000	5,131,607
5.20%, 06/24/2029(a)	10,000,000	10,273,801
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	12,000,000	12,093,146
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	17,000,000	17,363,319
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	34,221,000	36,079,857
3.25%, 01/14/2030(a)	6,800,000	6,471,650
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028)(a)	8,000,000	7,921,089
5.51%, 07/05/2033(a)	32,000,000	33,552,595
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,000,000	7,444,355

The accompanying notes are an integral part of these financial statements.

54

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Credit Agricole SA/London, 4.13%, 01/10/2027(a)	$17,867,000	$17,879,793
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,793,242
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	23,530,000	23,584,339
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	36,318,000	37,760,489
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	15,000,000	15,139,872
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	10,000,000	10,220,845
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	32,921,829
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	19,121,452
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,471,984
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	27,354,906
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	28,191,277
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,500,000	7,690,867
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	13,500,000	13,648,024
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	12,300,000	11,724,374
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	11,579,529
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,867,758
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	81,147,272

	Par	Value
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030)(a)	$8,000,000	$7,976,824
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	9,975,000	10,205,164
5.10%, 01/15/2044	1,584,000	1,495,939
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,200,574
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,383,058
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,533,560
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	6,000,000	6,157,045
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	2,183,000	2,194,390
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)	25,000,000	25,836,092
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,416,445
2.55%, 06/01/2031 (Callable 03/01/2031)	10,750,000	9,724,806
5.40%, 06/15/2035 (Callable 03/15/2035)	9,050,000	9,296,294
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	24,325,000	24,584,088
4.57%, 08/26/2030(a)	10,000,000	10,076,186
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,620,128
First Citizens BancShares, Inc./NC, 5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	17,500,000	17,783,377
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	10,000,000	10,217,629
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	30,000,000	28,264,930
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	18,000,000	19,000,976
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	10,000,000	10,276,103
FMR LLC, 4.95%, 02/01/2033(a)	1,750,000	1,763,975
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	5,047,260

The accompanying notes are an integral part of these financial statements.

55

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	$5,000,000	$5,026,025
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,553,000	1,650,651
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	87,964,300
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	5,000,000	5,057,891
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,944,617
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	43,448,921
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	29,551,743
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,380,320
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	15,214,365
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,891,271
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,784,335
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	26,897,398
Guardian Life Global Funding
5.55%, 10/28/2027(a)	16,350,000	16,828,905
4.33%, 10/06/2030(a)	61,400,000	61,567,300
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	7,211,000	4,843,033
4.85%, 01/24/2077(a)	24,727,000	20,354,560
Hanover Insurance Group, Inc.
2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,604,725
5.50%, 09/01/2035 (Callable 06/01/2035)	27,500,000	27,944,107
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030)(a)	6,125,000	5,564,895

	Par	Value
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	$4,000,000	$4,105,889
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054)(a)	8,800,000	9,187,907
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	2,000,000	1,734,337
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	15,000,000	14,539,521
Host Hotels & Resorts LP
4.25%, 12/15/2028 (Callable 11/15/2028)	5,160,000	5,167,780
5.70%, 06/15/2032 (Callable 04/15/2032)	15,000,000	15,682,319
5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	6,083,433
HSBC Holdings PLC
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	16,685,409
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	35,000,000	35,655,661
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	26,000,000	26,387,086
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,591,976
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	35,335,291
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	23,200,000	22,074,631
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	11,533,000	11,400,251
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	25,401,912
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	9,000,000	9,035,634
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	33,963,109
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	22,000,000	22,511,557
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,553,157

The accompanying notes are an integral part of these financial statements.

56

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	$16,000,000	$16,476,683
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,822,865
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,621,479
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,593,873
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,572,630
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	6,000,000	6,251,984
Jackson National Life Global Funding
4.90%, 01/13/2027(a)	25,400,000	25,605,438
5.55%, 07/02/2027(a)	30,000,000	30,627,490
4.55%, 09/09/2030(a)	15,000,000	14,952,795
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	10,000,000	10,180,001
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,709,012
4.15%, 01/23/2030	10,000,000	9,871,996
6.20%, 04/14/2034 (Callable 01/14/2034)	20,000,000	21,148,200
6.25%, 01/15/2036	1,390,000	1,475,470
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,806,243
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,059,996
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	43,141,181
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	61,405,705
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	25,000,000	25,472,925
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	25,000,000	23,879,077
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,309,131

	Par	Value
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	$30,000,000	$31,603,978
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,783,489
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	26,105,495
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	19,643,210
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	9,148,498
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,601,700
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	28,284,288
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	18,500,000	19,110,188
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	18,375,000	18,728,264
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,386,287
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,922,166
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,995,369
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	5,057,445
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	2,087,000	2,098,199
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	2,231,000	1,656,709
5.50%, 06/15/2052 (Callable 12/15/2051)(a)	5,150,000	4,827,306
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	465,000	523,237
Lincoln National Corp.
3.05%, 01/15/2030 (Callable 10/15/2029)	20,010,000	19,090,269
2.33%, 08/15/2030 (Callable 05/15/2030)(a)	23,950,000	21,749,598
5.35%, 11/15/2035 (Callable 08/15/2035)	15,800,000	15,975,097
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(a)	27,000,000	27,259,012

The accompanying notes are an integral part of these financial statements.

57

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	$10,000,000	$9,909,307
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	18,500,000	18,355,840
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,575,091
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	20,000,000	19,954,002
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,652,273
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	15,708,914
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	36,030,000	38,464,275
4.00%, 03/15/2029 (Callable 02/01/2026)(a)	6,500,000	6,395,735
5.20%, 03/15/2030 (Callable 02/15/2030)	13,375,000	13,700,775
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	11,930,000	11,616,459
6.00%, 05/20/2034 (Callable 02/20/2034)	32,814,000	34,572,234
5.65%, 03/15/2035 (Callable 12/15/2034)	12,000,000	12,321,747
5.75%, 06/15/2035 (Callable 03/15/2035)	11,500,000	11,854,163
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	2,957,000	3,139,103
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,586,061
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	5,028,094
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	12,000,000	13,024,259
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	6,115,000	6,412,328
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	8,375,000	8,965,544

	Par	Value
Macquarie Bank Ltd.
3.62%, 06/03/2030(a)	$12,550,000	$12,017,715
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	15,000,000	15,229,835
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	9,000,000	8,932,231
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	56,525,000	51,178,535
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	9,000,000	8,853,150
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	28,600,000	20,144,649
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,569,467
5.88%, 08/01/2033	8,429,000	9,148,148
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,933,756
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,600,574
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	6,000,000	5,585,604
5.67%, 12/01/2052 (Callable 06/01/2052)(a)	20,000,000	19,372,274
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(b)	40,670,000	36,004,232
3.73%, 10/15/2070(a)	17,472,000	11,338,795
4.90%, 04/01/2077(a)	11,175,000	9,027,782
MBIA Insurance Corp., 15.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	714,000	7,140
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,155,860
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	22,375,000	21,241,970
1.55%, 01/07/2031(a)	650,000	570,418
5.15%, 03/28/2033(a)	19,475,000	20,070,079
Mitsubishi UFJ Financial Group, Inc.
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,799,577
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,908,163

The accompanying notes are an integral part of these financial statements.

58

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	$3,525,000	$3,678,709
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	8,500,000	8,767,195
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,286,161
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,911,717
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,888,689
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	10,000,000	10,403,386
4.71% to 07/08/2030 then 1 yr. CMT Rate + 0.92%, 07/08/2031 (Callable 07/08/2030)	13,725,000	13,918,743
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,985,316
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)(d)	12,000,000	11,918,312
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	65,066,868
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	994,646
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,474,489
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,723,750
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	12,500,000	12,470,968
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	21,976,216

	Par	Value
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	$25,000,000	$22,236,370
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,945,248
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,335,663
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	12,000,000	12,180,471
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053)(a)	9,500,000	9,891,888
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	83,282,000	75,632,596
2.99%, 05/21/2031(a)	19,911,000	18,330,467
6.43%, 01/12/2033(a)	28,262,000	30,705,920
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	10,000,000	9,745,918
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	9,000,000	9,477,961
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	10,000,000	9,153,804
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	10,000,000	10,099,222
5.60%, 12/18/2028	13,000,000	13,574,997
4.50%, 10/10/2029	15,000,000	15,166,464
Nationwide Building Society
4.00%, 09/14/2026(a)	73,507,000	73,377,352
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	12,000,000	12,226,833
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	11,948,000	11,964,379
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	72,048,000	72,751,688
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	32,627,000	32,191,509
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	10,000,000	7,598,064

The accompanying notes are an integral part of these financial statements.

59

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(a)	$18,340,000	$24,577,886
4.35%, 04/30/2050 (Callable 10/30/2049)(a)	25,000,000	19,651,540
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,034,956
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	15,700,000	15,529,780
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	9,236,000	9,119,890
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,255,954
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	26,150,000	26,597,519
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	68,247,088
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	7,000,000	7,158,769
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	35,000,000	35,143,212
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	5,049,091
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,712,734
NatWest Markets PLC, 5.42%, 05/17/2027(a)	32,050,000	32,694,466
New York Life Global Funding, 5.00%, 06/06/2029(a)	12,050,000	12,374,070
New York Life Insurance Co.
6.75%, 11/15/2039(a)	12,026,000	13,757,439
3.75%, 05/15/2050 (Callable 11/15/2049)(a)	17,000,000	12,653,557
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	16,000,000	12,526,172

	Par	Value
NLG Global Funding, 4.35%, 09/15/2030(a)	$10,000,000	$9,881,704
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	7,051,817
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	32,569,386
5.59%, 07/02/2027	20,000,000	20,432,192
5.39%, 07/06/2027	10,000,000	10,184,173
2.17%, 07/14/2028	16,055,000	15,282,695
2.71%, 01/22/2029	8,000,000	7,635,537
3.10%, 01/16/2030	2,000,000	1,901,112
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,608,262
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	6,000,000	6,333,141
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	17,038,000	11,341,023
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,170,029
Principal Life Global Funding II
5.50%, 06/28/2028(a)	40,500,000	41,789,393
5.10%, 01/25/2029(a)	13,725,000	14,061,776
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	9,425,000	9,520,780
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	22,185,206
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	10,000,000	10,029,854
4.70%, 01/15/2031 (Callable 12/15/2030)(a)	15,000,000	15,066,610
5.35%, 12/15/2035 (Callable 09/15/2035)(a)	20,175,000	20,434,193
8.45%, 10/15/2039	2,650,000	3,314,642
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,250,000	15,719,284
Prudential Financial, Inc., 6.63%, 12/01/2037	5,000,000	5,708,405
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,880,722
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,756,632
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	7,138,130
Sammons Financial Group Global Funding
5.10%, 12/10/2029(a)	17,500,000	17,954,067
4.80%, 12/12/2030(a)	9,425,000	9,453,315

The accompanying notes are an integral part of these financial statements.

60

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031)(a)	$14,350,000	$13,314,402
4.75%, 04/08/2032 (Callable 01/08/2032)(a)	23,000,000	22,403,381
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	9,394,268
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	29,048,000	28,857,599
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,846,342
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	27,500,000	27,538,063
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	7,500,000	7,824,982
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	10,000,000	10,344,569
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	6,725,000	6,610,600
5.45%, 05/03/2028 (Callable 04/03/2028)(a)	7,000,000	7,187,777
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	12,000,000	11,470,556
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	33,475,000	35,021,885
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	48,550,000	50,146,918
Societe Generale SA
5.25%, 02/19/2027(a)	27,000,000	27,309,274
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	5,000,000	5,063,741
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	17,225,000	17,645,283
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	13,000,000	13,417,153
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	20,000,000	20,629,473

	Par	Value
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	$11,775,000	$10,668,546
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032)(a)	11,816,000	10,791,105
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033)(a)	19,500,000	21,266,673
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	7,000,000	7,400,266
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035)(a)	32,250,000	32,402,170
3.63%, 03/01/2041(a)	12,000,000	8,916,117
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042)(a)	5,000,000	3,858,119
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	20,658,000	20,638,286
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	24,000,000	23,623,505
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	12,000,000	12,470,756
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029)(a)	15,500,000	16,680,135
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	25,350,000	25,866,371
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030)(a)	20,000,000	20,614,469
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	48,200,000	43,638,357
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033)(a)	13,850,000	14,999,127

The accompanying notes are an integral part of these financial statements.

61

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	$13,500,000	$14,278,050
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035)(a)	15,000,000	16,328,997
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035)(a)	26,000,000	26,549,057
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	50,086,591
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,908,126
5.77%, 01/13/2033	33,650,000	35,890,010
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	15,000,000	14,828,059
5.50%, 06/15/2028(a)	15,250,000	15,761,551
Swedbank AB, 5.41%, 03/14/2029(a)	29,950,000	31,005,472
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055)(a)	10,000,000	10,383,856
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,614,906
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,942,397
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	44,617,400
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	11,500,000	11,648,511
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,875,000	6,126,060
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	10,000,000	10,260,409
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,490,419
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	30,884,000	31,766,912
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 02/01/2026)	28,055,000	28,060,655
6.13%, 08/15/2043	22,561,000	22,751,711

	Par	Value
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	$8,000,000	$8,632,839
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	12,244,931
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	12,205,000	11,771,147
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	4,078,000	4,079,549
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	21,397,000	21,349,024
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	9,000,000	8,856,881
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	18,078,000	18,105,826
4.25%, 03/23/2028 (Callable 03/23/2027)(a)	17,150,000	17,154,631
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	72,136,000	71,744,051
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,829,669
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	49,570,000	43,977,434
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	23,390,000	21,723,204
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032)(a)	21,000,000	21,048,821
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,251,030
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,164,727
Voya Global Funding, 4.60%, 11/24/2030(a)	11,750,000	11,817,443
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,178,522
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,208,557

The accompanying notes are an integral part of these financial statements.

62

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	$34,086,000	$33,308,970
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,261,296
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	12,625,000	12,864,083
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	44,350,000	45,952,697
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,672,994
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,924,747
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	27,716,212
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	11,131,320
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	19,443,020
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,597,373
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	8,300,000	8,683,893
Western-Southern Global Funding, 4.70%, 12/10/2032(a)	40,000,000	39,828,759
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,344,750
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	5,174,749
6.82%, 11/17/2033	4,350,000	4,873,688
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,843,494
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	12,327,857
4.42%, 07/24/2039	10,000,000	9,301,723
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,592,857

	Par	Value
2.95%, 09/15/2029 (Callable 06/15/2029)	$7,500,000	$7,141,659
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,804,990
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,186,697
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,798,841
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	10,349,820
		9,501,884,951
Industrials - 18.3%
AbbVie, Inc., 4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,764,250
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	18,291,449
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,196,720
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	14,143,652
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,803,301
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,841,779
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	15,500,000	15,962,202
6.00%, 06/13/2033 (Callable 03/13/2033)(a)	26,500,000	27,780,101
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	30,825,000	30,210,632
5.25%, 10/30/2035 (Callable 07/30/2035)(a)	18,200,000	17,814,667
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026)(a)	14,770,000	14,636,300
3.80%, 09/23/2049 (Callable 03/23/2049)(a)	7,000,000	5,359,159
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,970,847
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,870,255
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,583,306
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,459,624
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,553,415
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,557,249

The accompanying notes are an integral part of these financial statements.

63

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.20%, 02/22/2052 (Callable 08/22/2051)	$4,000,000	$3,186,185
5.65%, 03/02/2053 (Callable 09/02/2052)	37,200,000	36,582,734
Amrize Finance US LLC, 7.13%, 07/15/2036	13,596,000	15,617,206
Anglo American Capital PLC
4.75%, 04/10/2027(a)	7,237,000	7,293,184
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	17,570,000	17,674,973
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	10,439,000	10,908,124
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	35,675,000	32,916,634
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	30,000,000	31,498,957
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	48,306,000	44,883,142
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	20,150,000	20,903,240
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	7,011,432
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	13,004,496
6.55%, 11/29/2027 (Callable 10/29/2027)	26,009,000	27,083,114
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	28,032,176
6.00%, 06/17/2034 (Callable 03/17/2034)	14,600,000	15,717,969
7.00%, 10/15/2039(e)	15,906,000	17,985,868
6.75%, 03/01/2041(e)	7,328,000	8,034,624
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	9,521,696
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 01/12/2026)(a)	8,010,000	7,924,862
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	38,369,000	39,667,982
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	15,000,000	15,499,173
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	21,434,000	22,710,390
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	11,000,000	11,548,842
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	70,000,000	70,843,339

	Par	Value
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	$22,965,000	$19,634,865
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,461,003
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,488,063
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,720,937
5.70%, 11/01/2054 (Callable 05/01/2054)	7,025,000	6,761,619
3.55%, 09/15/2055 (Callable 03/15/2055)	61,006,000	40,787,563
6.05%, 08/15/2056 (Callable 02/15/2056)	14,000,000	14,127,634
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,412,291
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	32,724,532
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	17,500,000	17,558,971
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	15,000,000	15,191,656
Baxter International, Inc., 2.27%, 12/01/2028 (Callable 10/01/2028)	15,000,000	14,172,513
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028)(a)	15,000,000	15,778,259
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	61,325,000	61,430,155
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	39,493,000	34,470,332
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	14,153,562
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	6,067,200
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,825,000	12,013,426
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	1,014,469
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,939,652
5.80%, 06/15/2031 (Callable 04/15/2031)	31,000,000	32,751,035
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	20,009,000	15,302,602

The accompanying notes are an integral part of these financial statements.

64

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	$29,081,000	$29,170,065
4.45%, 07/15/2027 (Callable 04/15/2027)	15,227,000	15,284,037
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	17,141,579
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,514,408
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	23,868,499
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	10,283,639
5.38%, 02/15/2036 (Callable 11/15/2035)	15,000,000	15,108,220
Boeing Co.
2.20%, 02/04/2026 (Callable 01/12/2026)	47,500,000	47,409,678
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,193,151
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,895,846
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	8,900,000	8,684,723
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029 (Callable 01/12/2026)(a)	5,481,000	5,360,167
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,373,131
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,708,997
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,506,988
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,371,700
British Telecommunications PLC, 9.63%, 12/15/2030(e)	83,243,000	101,701,494
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	32,900,000	33,536,969
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,980,885
3.47%, 04/15/2034 (Callable 01/15/2034)	15,000,000	13,707,937
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	12,000,000	10,358,824
3.50%, 02/15/2041 (Callable 08/15/2040)	21,000,000	17,128,294
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,719,129

	Par	Value
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	$20,000,000	$20,699,643
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)	23,641,000	23,494,771
3.25%, 08/15/2026 (Callable 05/15/2026)	5,050,000	5,028,352
4.90%, 04/21/2027 (Callable 03/21/2027)	45,000,000	45,508,173
3.20%, 04/21/2031 (Callable 01/01/2031)	80,745,000	76,082,114
5.25%, 04/21/2032 (Callable 01/01/2032)	16,631,000	17,112,711
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,757,515
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034)(a)	20,000,000	17,525,922
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,055,507
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,906,086
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,674,421
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033)(a)	10,200,000	10,294,020
Carlisle Cos., Inc.
2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	15,094,980
5.25%, 09/15/2035 (Callable 06/15/2035)	5,000,000	5,114,961
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	25,556,035
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,466,040
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	17,165,477
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,355,899
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	8,099,871
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	21,406,005
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	20,000,000	18,868,706
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,881,149
3.28%, 12/01/2028 (Callable 10/01/2028)	5,457,000	5,303,039

The accompanying notes are an integral part of these financial statements.

65

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Celanese US Holdings LLC
6.83%, 07/15/2029 (Callable 05/15/2029)(e)	$9,075,000	$9,520,318
7.05%, 11/15/2030 (Callable 09/15/2030)(e)	15,000,000	15,877,500
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	51,774,000	41,071,463
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,888,107
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	15,000,000	15,192,018
Cenovus Energy, Inc., 5.40%, 03/20/2036 (Callable 12/20/2035)	7,000,000	7,004,454
CF Industries, Inc.
5.15%, 03/15/2034	3,000,000	3,017,143
5.30%, 11/26/2035 (Callable 08/26/2035)	9,475,000	9,459,366
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,930,462
6.38%, 10/23/2035 (Callable 04/23/2035)	85,471,000	88,312,463
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	37,311,660
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	47,570,794
3.50%, 06/01/2041 (Callable 12/01/2040)	22,375,000	15,953,691
3.50%, 03/01/2042 (Callable 09/01/2041)	11,300,000	7,863,662
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	16,006,865
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,550,000	28,194,721
5.75%, 08/15/2034 (Callable 02/15/2034)	11,750,000	12,291,789
5.55%, 10/30/2035 (Callable 04/30/2035)(a)	8,825,000	9,045,813
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,977,724
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,156,130
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	25,000,000	22,678,820

	Par	Value
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	$13,034,000	$12,106,623
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,802,351
CNH Industrial Capital LLC
1.88%, 01/15/2026	20,000,000	19,983,637
4.75%, 03/21/2028 (Callable 02/21/2028)	15,000,000	15,175,327
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,571,224
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(a)	10,000,000	10,094,522
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,680,723
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031)(a)	10,000,000	10,182,358
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	17,300,000	18,551,407
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	10,000,000	10,593,368
Comcast Corp.
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	5,129,276
5.17%, 01/15/2037 (Callable 10/15/2036)(a)	9,067,000	8,960,203
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,479,279
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	17,123,410
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	7,971,240
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	17,057,788
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,812,077
7.00%, 10/01/2028	4,300,000	4,585,660
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,788,236
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	62,000,000	63,970,829
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,997,897
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (Callable 01/16/2029)(a)	12,000,000	12,235,119
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,293,022

The accompanying notes are an integral part of these financial statements.

66

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Cox Communications, Inc.
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	$5,900,000	$5,959,063
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	14,000,000	13,058,481
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	21,000,000	12,909,298
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	20,607,770
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029)(a)	7,500,000	7,477,134
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,398,711
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,983,845
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,726,137
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,713,554
4.78%, 03/25/2038 (Callable 09/25/2037)	40,234,000	38,095,426
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	39,982,468
5.05%, 03/25/2048 (Callable 09/25/2047)	42,525,000	37,635,926
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,773,721
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	14,214,055
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (Callable 07/10/2035)(a)	8,259,479	7,674,673
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,235,496
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,197,169
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	49,003,183
Diamondback Energy, Inc., 5.55%, 04/01/2035 (Callable 01/01/2035)	10,500,000	10,812,709
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,626,527
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,776,248
DT Midstream, Inc.
4.13%, 06/15/2029 (Callable 02/01/2026)(a)	8,500,000	8,392,639

	Par	Value
5.80%, 12/15/2034 (Callable 09/15/2034)(a)	$7,150,000	$7,434,140
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,857,000	17,935,452
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	16,724,000	16,442,409
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	74,796,577
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,908,284
5.00%, 03/15/2036 (Callable 12/15/2035)	11,000,000	10,798,964
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,251,461
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,558,925
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,162,738
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	18,111,674
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	40,000,000	40,354,895
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,171,182
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	9,900,000	10,444,982
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	14,000,000	14,322,038
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,301,130
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	23,236,878
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,379,579
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,991,701
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,133,209
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,997,019
6.00%, 02/01/2029 (Callable 02/01/2026)(a)	44,900,000	45,389,892
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	23,510,031
3.75%, 05/15/2030 (Callable 02/15/2030)	3,475,000	3,385,245
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	10,450,000	10,857,356

The accompanying notes are an integral part of these financial statements.

67

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.90%, 03/15/2035 (Callable 09/15/2034)	$4,550,000	$4,449,119
5.70%, 04/01/2035 (Callable 01/01/2035)	16,950,000	17,576,841
6.63%, 10/15/2036	15,094,000	16,411,264
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,737,296
7.50%, 07/01/2038	20,979,000	24,319,139
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,636,889
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	8,032,420
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,485,639
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,706,018
5.40%, 10/01/2047 (Callable 04/01/2047)	22,425,000	20,216,309
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,648,273
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,822,183
6.20%, 04/01/2055 (Callable 10/01/2054)	9,000,000	8,851,422
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,259,436
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	6,675,000	6,998,611
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	11,000,000	10,940,395
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,630,000	5,935,234
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,322,057
4.50%, 01/15/2029 (Callable 07/15/2028)	11,066,000	11,097,155
7.00%, 02/01/2030 (Callable 11/01/2029)(e)	5,493,000	5,970,343
7.50%, 06/01/2030 (Callable 12/01/2029)	3,000,000	3,302,442
4.75%, 01/15/2031 (Callable 07/15/2030)	3,000,000	3,022,510
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,330,354
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,921,457
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,967,593
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026)(a)	20,625,000	20,521,372

	Par	Value
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	$15,000,000	$13,152,765
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	12,128,634
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	43,025,000	43,350,804
3.25%, 06/02/2030 (Callable 03/02/2030)(a)	28,100,000	26,839,823
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	28,125,000	28,048,133
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	4,102,000	4,082,515
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	5,012,758
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,282,336
4.50%, 08/15/2046 (Callable 02/15/2046)	23,965,000	19,978,627
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,988,816
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,179,544
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,659,897
5.63%, 08/21/2033 (Callable 05/21/2033)	42,000,000	43,373,051
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	19,889,789
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,661,922
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	16,000,000	14,738,666
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,986,954
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,649,929
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	31,344,772
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	22,165,863
5.38%, 11/13/2035 (Callable 08/13/2035)	19,675,000	19,664,791
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030)(a)	18,500,000	17,107,724
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,622,292
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,949,147

The accompanying notes are an integral part of these financial statements.

68

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	$10,000,000	$10,125,642
5.92%, 03/20/2028 (Callable 02/20/2028)	21,475,000	21,978,843
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,742,111
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	38,288,606
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,426,209
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	25,394,185
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,732,302
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 02/01/2026)	8,000,000	7,944,178
4.63%, 08/01/2030 (Callable 02/01/2026)	5,000,000	5,040,063
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	21,339,764
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	4,200,000	4,105,355
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	35,200,000	34,356,359
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	25,000,000	22,226,502
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	10,000,000	9,024,073
Gartner, Inc., 4.95%, 03/20/2031 (Callable 02/20/2031)	17,375,000	17,473,093
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	19,775,000	20,621,472
General Motors Financial Co., Inc.
1.25%, 01/08/2026	19,000,000	18,990,682
5.40%, 04/06/2026	20,000,000	20,069,661
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,779,901
5.05%, 04/04/2028	17,600,000	17,929,736
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	31,096,080
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,430,558
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,784,603
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	12,199,313
5.45%, 07/15/2030 (Callable 06/15/2030)	15,000,000	15,590,086

	Par	Value
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	$25,000,000	$24,835,515
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,688,980
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	10,000,000	10,005,355
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	5,094,403
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	29,358,983
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,555,457
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)(e)	5,000,000	4,851,737
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	25,550,000	25,526,767
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	2,000,000	1,993,174
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	11,000,000	11,181,857
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	27,583,000	28,480,842
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	61,437,000	56,339,879
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	20,000,000	21,101,950
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	17,950,000	18,778,532
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	6,000,000	4,459,286
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	6,000,000	4,052,451
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 02/01/2026)	6,990,000	6,991,425
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,696,717
4.50%, 11/15/2028 (Callable 10/15/2028)	31,150,000	31,220,624
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,156,980
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,424,806
4.88%, 11/15/2030 (Callable 10/15/2030)	8,700,000	8,719,188
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034)(a)	10,000,000	10,279,900

The accompanying notes are an integral part of these financial statements.

69

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	$8,250,000	$7,499,254
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,400,000	21,957,246
4.00%, 09/06/2049(a)	7,300,000	5,604,641
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	5,000,000	5,071,584
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	15,033,419
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,866,704
5.50%, 03/01/2032 (Callable 01/01/2032)	12,000,000	12,523,328
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	15,137,018
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	6,184,901
5.75%, 03/01/2035 (Callable 12/01/2034)	10,225,000	10,752,665
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	16,380,785
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	8,125,806
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,891,178
6.20%, 03/01/2055 (Callable 09/01/2054)	5,700,000	5,827,291
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	10,000,000	10,071,713
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	12,000,000	12,014,724
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,574,197
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	16,726,755
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 01/12/2026)	23,037,000	23,041,452
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,879,721
5.75%, 01/15/2031 (Callable 12/15/2030)	13,875,000	14,345,309
5.50%, 09/01/2032 (Callable 07/01/2032)	5,000,000	5,073,728
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	34,462,439
4.00%, 04/15/2029 (Callable 02/15/2029)	10,000,000	9,900,037

	Par	Value
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	$11,700,000	$11,554,694
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	33,953,949
Hyatt Hotels Corp., 5.75%, 03/30/2032 (Callable 01/30/2032)	15,000,000	15,742,463
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	22,550,000	22,181,814
5.28%, 06/24/2027(a)	26,000,000	26,430,315
4.88%, 11/01/2027(a)	30,300,000	30,702,427
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	36,375,000	37,555,365
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	40,000,000	41,865,801
4.55%, 09/26/2029 (Callable 08/26/2029)(a)	30,000,000	30,161,819
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	18,000,000	18,187,850
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	25,227,647
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,104,289
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,299,116
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,715,811
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	10,135,669
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	5,394,000	5,175,797
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,744,505
6.25%, 02/01/2029 (Callable 01/01/2029)	12,000,000	12,655,785
J M Smucker Co., 6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,288,142
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030)(a)	7,426,000	6,611,879
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	11,750,000	8,094,811
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	9,000,000	7,020,585
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	33,412,575
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,710,246

The accompanying notes are an integral part of these financial statements.

70

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055)(a)	$23,000,000	$22,920,047
6.38%, 04/15/2066 (Callable 10/15/2065)(a)	10,000,000	9,956,765
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,631,296
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	16,662,783
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	37,776,208
6.75%, 03/15/2034 (Callable 12/15/2033)	12,750,000	14,086,203
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035)(a)	12,000,000	12,635,271
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	962,722
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,795,084
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,675,000	9,288,212
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	18,316,340
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029 (Callable 02/15/2029)	23,773,000	24,274,499
3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	17,459,665
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,751,046
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	10,091,231
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	19,321,000	17,550,717
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,325,975
5.80%, 03/15/2035	2,150,000	2,262,894
6.50%, 02/01/2037	6,400,000	6,990,071
6.95%, 01/15/2038	14,008,000	15,773,121
6.50%, 09/01/2039	5,359,000	5,793,227
7.50%, 11/15/2040	8,317,000	9,717,771
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,242,941
7.80%, 08/01/2031	16,745,000	19,409,194
7.75%, 01/15/2032	44,260,000	51,408,787

	Par	Value
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	$3,000,000	$3,272,704
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,588,483
7.13%, 08/01/2039(a)	1,425,000	1,615,878
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	17,016,756
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	47,926,531
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	21,384,277
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	47,275,273
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,361,974
5.40%, 03/15/2032 (Callable 01/15/2032)	13,000,000	13,537,534
7.13%, 07/01/2032	5,000,000	5,576,259
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	24,404,850
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	11,000,000	11,316,548
LG Energy Solution Ltd.
5.50%, 07/02/2034(a)	18,000,000	18,277,509
5.88%, 04/02/2035(a)	7,500,000	7,737,927
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,398,247
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,384,579
LYB International Finance III LLC
5.13%, 01/15/2031 (Callable 12/15/2030)	5,925,000	5,952,046
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,854,730
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)	14,200,000	14,628,188
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,672,800
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,170,863
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	15,331,168
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	15,443,653
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	21,754,603

The accompanying notes are an integral part of these financial statements.

71

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	$6,200,000	$5,787,375
6.25%, 05/01/2037	893,000	951,921
MasTec, Inc.
4.50%, 08/15/2028 (Callable 02/01/2026)(a)	5,000,000	4,970,850
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,425,241
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027(a)	8,225,000	8,426,280
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	7,550,000	7,728,617
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	36,022,000	36,090,237
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	13,300,000	13,837,450
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,698,031
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,057,861
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,527,248
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,980,548
4.80%, 02/15/2031 (Callable 01/15/2031)	22,125,000	22,383,126
5.00%, 01/15/2033 (Callable 11/15/2032)	9,675,000	9,724,349
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,062,115
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	25,550,609
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,976,280
5.95%, 04/01/2055 (Callable 10/01/2054)	11,450,000	11,078,734
MSCI, Inc.
4.00%, 11/15/2029 (Callable 02/01/2026)(a)	8,500,000	8,317,464
3.63%, 09/01/2030 (Callable 02/01/2026)(a)	24,186,000	23,115,569
3.88%, 02/15/2031 (Callable 02/01/2026)(a)	16,031,000	15,410,266
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	17,505,000	17,528,371
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,332,695

	Par	Value
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	$32,000,000	$32,129,417
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(a)	26,800,000	26,882,663
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	18,134,070
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,203,787
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,227,547
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,991,121
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,824,113
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,223,231
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	10,000,000	10,021,804
2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,994,226
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,831,085
7.50%, 05/01/2031	28,703,000	32,296,443
7.88%, 09/15/2031	6,320,000	7,226,868
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	20,813,877
6.45%, 09/15/2036	58,151,000	61,986,814
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	22,819,776
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,712,665
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,707,451
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	18,813,637
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,059,781
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,180,880
6.90%, 11/09/2052 (Callable 05/09/2052)	60,574,000	60,046,947
5.95%, 09/26/2055 (Callable 03/26/2055)	4,238,000	3,770,811
Orange SA, 9.00%, 03/01/2031(e)	29,519,000	35,559,151
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,663,288

The accompanying notes are an integral part of these financial statements.

72

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	$12,000,000	$12,357,406
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	24,065,000	24,761,127
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	25,000,000	26,053,722
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,720,971
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	20,000,000	20,562,339
3.35%, 11/01/2029 (Callable 08/01/2029)(a)	2,199,000	2,115,948
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030 (Callable 03/15/2030)(e)	10,000,000	9,673,257
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,719,133
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,771,783
5.88%, 05/01/2042	6,000,000	6,083,318
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	23,019,748
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,981,310
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,528,190
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	41,809,946
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,962,710
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,722,132
4.70%, 01/15/2031 (Callable 12/15/2030)	10,000,000	10,065,480
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	32,863,082
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,751,545
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	10,274,713
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	67,730,000	66,793,202

	Par	Value
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	$31,017,000	$32,095,204
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,303,249
6.40%, 04/15/2033 (Callable 01/15/2033)	23,129,000	24,911,682
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	26,000,000	23,751,622
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	9,059,647
6.85%, 11/15/2036	6,100,000	6,908,821
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028)(a)	35,940,000	36,289,462
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	23,331,541
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,562,310
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	476,019
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,267,958
4.50%, 03/15/2042 (Callable 09/15/2041)	9,150,000	7,845,302
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,654,883
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	41,050,000	41,341,861
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	8,050,000	7,307,261
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,532,583
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	22,462,726
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,799,784
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,052,134
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,560,895
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,321,868
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	15,324,681
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	44,061,420
5.90%, 09/15/2037 (Callable 03/15/2037)	9,723,900	10,231,869

The accompanying notes are an integral part of these financial statements.

73

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031 (Callable 01/17/2026)(a)	$5,650,919	$5,724,126
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	9,000,000	8,432,226
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	19,600,000	21,436,324
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	8,550,000	8,367,807
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,619,888
SK hynix, Inc., 1.50%, 01/19/2026(a)	21,852,000	21,822,892
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	1,339,000	1,388,888
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	24,865,678
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,522,550
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030)(a)	10,000,000	9,209,265
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	20,000,000	17,711,358
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)	10,000,000	10,314,987
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	43,176,000	45,017,566
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,891,390
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	10,149,495
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	23,134,740
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,956,381
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,661,696
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (Callable 12/12/2027)(a)	13,750,000	14,040,516
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	5,193,000	5,293,116
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,574,603

	Par	Value
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	$21,270,000	$22,369,719
Syensqo Finance America LLC
5.65%, 06/04/2029 (Callable 05/04/2029)(a)	10,000,000	10,356,943
5.85%, 06/04/2034 (Callable 03/04/2034)(a)	13,000,000	13,585,632
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	15,000,000	14,926,520
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,242,633
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,722,312
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,925,000	16,185,019
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,789,349
5.55%, 08/15/2035 (Callable 05/15/2035)	26,250,000	26,917,104
5.65%, 02/15/2036 (Callable 11/15/2035)	23,275,000	23,958,055
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	30,202,239
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	34,324,281
2.38%, 08/09/2028 (Callable 06/09/2028)	15,992,000	15,232,204
4.30%, 01/17/2029 (Callable 12/17/2028)	37,510,000	37,462,059
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,488,958
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,480,036
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,829,935
5.21%, 03/08/2047	33,100,000	29,247,769
4.90%, 03/06/2048	29,050,000	24,468,556
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,441,954
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	5,888,000	5,819,941
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,625,897
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	912,241
7.30%, 07/01/2038	6,320,000	6,781,982
6.75%, 06/15/2039	2,767,000	2,804,760

The accompanying notes are an integral part of these financial statements.

74

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	$6,550,000	$6,602,455
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,835,311
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 01/12/2026)	10,350,000	10,094,730
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	117,471,452
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	18,286,592
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,700,146
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	22,393,801
5.65%, 01/15/2053 (Callable 07/15/2052)	13,250,000	12,857,626
3.60%, 11/15/2060 (Callable 05/15/2060)	19,700,000	13,141,762
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	12,300,000	12,834,589
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,968,431
7.63%, 01/15/2039	21,327,000	25,355,649
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,551,344
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,479,253
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	21,000,000	20,835,494
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	9,088,731
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048)(a)	8,325,000	7,257,545
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	9,246,985
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 02/01/2026)(a)	45,000,000	46,231,336
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	23,595,584
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	9,126,627
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,828,950

	Par	Value
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	$9,275,000	$9,466,353
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	22,757,000	22,705,903
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	27,651,592
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	45,440,602
6.88%, 11/21/2036	45,621,000	51,351,659
6.40%, 06/28/2054 (Callable 12/28/2053)	28,550,000	29,135,275
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,705,965
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,354,996
6.63%, 06/15/2037	2,100,000	2,316,932
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	23,850,000	24,044,029
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	65,430,000	69,301,002
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	17,187,913
6.50%, 05/22/2035 (Callable 02/22/2035)(a)	20,000,000	21,139,317
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029)(a)	24,825,000	23,268,651
6.25%, 01/15/2030 (Callable 10/15/2029)(a)	40,200,000	40,705,738
Verizon Communications, Inc.
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	4,051,482
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,986,557
4.50%, 08/10/2033	16,325,000	16,092,978
4.27%, 01/15/2036	17,148,000	16,098,004
5.25%, 03/16/2037	28,793,000	29,047,437
5.40%, 07/02/2037 (Callable 04/02/2037)(a)	3,100,000	3,139,311
4.81%, 03/15/2039	37,323,000	35,518,821
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,157,097
3.40%, 03/22/2041 (Callable 09/22/2040)	4,250,000	3,339,297
5.75%, 11/30/2045 (Callable 05/30/2045)	5,000,000	4,980,662
4.86%, 08/21/2046	2,500,000	2,227,476
5.88%, 11/30/2055 (Callable 05/30/2055)	11,725,000	11,617,925
3.70%, 03/22/2061 (Callable 09/22/2060)	13,725,000	9,302,626

The accompanying notes are an integral part of these financial statements.

75

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	$13,083,000	$10,058,894
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	27,155,337
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	35,352,167
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	16,749,000	16,786,647
Videotron Ltd.
3.63%, 06/15/2029 (Callable 02/01/2026)(a)	11,115,000	10,816,561
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	20,000,000	20,481,337
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)	5,000,000	5,058,600
Vodafone Group PLC
7.88%, 02/15/2030	301,000	342,890
5.00%, 05/30/2038	6,800,000	6,698,351
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,606,881
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,771,443
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	20,900,000	21,223,498
4.55%, 09/11/2028 (Callable 08/11/2028)(a)	14,900,000	14,976,190
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	30,000,000	31,438,963
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	12,921,000	12,382,122
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,847,109
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	3,029,656
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,837,500
4.28%, 03/15/2032 (Callable 12/15/2031)	34,215,000	30,034,611
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	32,000,000	32,911,462
Western Digital Corp., 4.75%, 02/15/2026 (Callable 01/17/2026)	850,000	850,650

	Par	Value
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(e)	$10,500,000	$10,295,501
7.25%, 04/01/2030 (Callable 04/01/2027)(a)	12,276,000	13,090,679
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,824,165
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	20,175,724
5.50%, 12/15/2035 (Callable 09/15/2035)	15,325,000	15,285,718
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	28,172,635
4.70%, 09/15/2028 (Callable 06/15/2028)(e)	4,739,000	4,798,044
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,068,591
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	10,000,000	10,312,598
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	13,775,000	14,308,462
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	7,395,000	7,662,045
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,886,432
8.75%, 03/15/2032(e)	5,750,000	6,984,359
6.30%, 04/15/2040	8,417,000	9,084,257
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,155,892
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	36,118,000	36,130,632
5.40%, 05/19/2030 (Callable 04/19/2030)	6,362,000	6,539,222
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	25,756,516
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	23,500,000	23,431,284
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	30,651,732
5.75%, 11/30/2039	11,967,000	12,415,627
		10,179,393,187
Utilities - 1.5%
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	19,240,060
5.38%, 03/15/2035 (Callable 12/15/2034)	41,650,000	42,878,468
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,773,744

The accompanying notes are an integral part of these financial statements.

76

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Basin Electric Power Cooperative, 5.85%, 10/15/2055 (Callable 04/15/2055)(a)	$11,225,000	$11,044,973
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	18,129,491
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,511,230
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,458,679
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,540,574
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	13,002,602
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,344,447
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,784,832
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,655,188
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,126,381
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	19,335,046
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,819,324
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	4,495,000	3,126,465
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	14,132,655
5.80%, 06/15/2054 (Callable 12/15/2053)	7,100,000	7,045,330
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,696,423
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,186,872
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,469,447
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027)(a)	5,350,000	5,276,333
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	2,550,000	2,319,524

	Par	Value
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	$2,810,000	$2,501,698
Enel Finance International NV
3.50%, 04/06/2028(a)	8,000,000	7,895,511
5.00%, 09/30/2035 (Callable 06/30/2035)(a)	17,350,000	17,267,784
6.80%, 09/15/2037(a)	8,440,000	9,484,995
4.75%, 05/25/2047(a)	66,700,000	57,723,186
7.75%, 10/14/2052 (Callable 04/14/2052)(a)	10,000,000	12,189,763
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053)(a)	6,300,000	6,381,119
Essential Utilities, Inc.
2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	13,249,336
5.25%, 08/15/2035 (Callable 05/15/2035)	10,000,000	10,214,996
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (Callable 03/01/2034)(a)	13,700,000	14,201,522
5.25%, 12/15/2035 (Callable 09/15/2035)(a)	15,000,000	15,087,401
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,767,678
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,825,061
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,494,037
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,872,566
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	28,100,000	27,762,847
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,897,941
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,384,983
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028)(a)	8,125,000	8,297,633
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,671,094
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,590,846
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	25,304,522
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	10,000,000	9,447,502
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	7,000,000	7,307,600

The accompanying notes are an integral part of these financial statements.

77

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
KeySpan Corp., 8.00%, 11/15/2030	$6,500,000	$7,432,623
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	11,350,000	11,731,152
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,000,000	9,079,113
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053)(a)	10,000,000	10,015,386
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,159,545
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,327,929
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,861,188
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,491,770
Niagara Mohawk Power Corp.
5.66%, 01/17/2054 (Callable 07/17/2053)(a)	7,000,000	6,807,386
6.00%, 07/03/2055 (Callable 01/03/2055)(a)	9,875,000	10,049,324
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,477,069
3.60%, 05/01/2030 (Callable 02/01/2030)	7,035,000	6,840,968
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,918,715
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,551,368
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	9,195,614
5.85%, 04/01/2055 (Callable 10/01/2054)	11,700,000	11,707,886
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	7,325,000	7,517,494
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,458,123
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,957,952
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(a)	14,700,000	15,050,129

	Par	Value
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	$20,000,000	$20,561,181
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,425,458
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,189,008
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	17,100,000	17,581,053
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,096,978
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,199,560
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,438,058
		827,841,739
TOTAL CORPORATE BONDS (Cost $20,836,442,196)		20,509,119,877
U.S. TREASURY SECURITIES - 30.3%
United States Treasury Note/Bond
4.00%, 12/15/2027	190,000,000	191,870,313
4.25%, 01/15/2028	1,068,075,000	1,083,970,957
3.75%, 04/15/2028	503,525,000	506,239,312
3.63%, 08/15/2028	826,075,000	828,398,336
1.13%, 08/31/2028	56,125,000	52,739,961
3.50%, 10/15/2028	303,350,000	303,136,709
2.38%, 03/31/2029	998,650,000	962,565,969
4.63%, 04/30/2029	336,575,000	347,605,721
2.75%, 05/31/2029	286,575,000	279,030,019
3.88%, 12/31/2029	203,575,000	205,443,755
4.38%, 11/30/2030	300,775,000	309,727,754
1.38%, 11/15/2031	571,375,000	498,368,451
1.88%, 02/15/2032	807,425,000	721,099,915
2.88%, 05/15/2032	725,475,000	685,007,098
4.00%, 06/30/2032	1,357,700,000	1,367,458,469
3.50%, 02/15/2033	97,125,000	94,541,323
1.13%, 08/15/2040	732,300,000	461,720,869
1.38%, 11/15/2040	724,825,000	472,297,101
2.25%, 05/15/2041	567,400,000	418,900,781
1.75%, 08/15/2041	662,350,000	448,664,504
2.00%, 11/15/2041	435,675,000	305,261,814
2.38%, 02/15/2042	1,084,050,000	801,053,663
3.38%, 08/15/2042	824,700,000	699,448,687
3.88%, 02/15/2043	256,500,000	231,591,444
2.88%, 05/15/2043	1,053,870,000	821,277,603
3.88%, 05/15/2043	439,700,000	395,901,756
4.63%, 05/15/2044	521,650,000	514,008,641

The accompanying notes are an integral part of these financial statements.

78

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
2.50%, 02/15/2045	$745,700,000	$530,291,736
4.63%, 11/15/2045	100,000,000	98,093,750
2.88%, 05/15/2049	596,250,000	429,602,782
2.38%, 05/15/2051	939,275,000	594,751,861
2.88%, 05/15/2052	953,700,000	669,489,952
4.75%, 11/15/2053	70,000,000	69,010,157
4.25%, 02/15/2054	520,525,000	472,661,102
TOTAL U.S. TREASURY SECURITIES (Cost $17,604,022,744)		16,871,232,265
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.7%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,061,033	1,072,728
Pool A90316, 4.50%, 12/01/2039	4,891,005	4,944,164
Pool A91387, 5.00%, 03/01/2040	243,890	251,366
Pool A93996, 4.50%, 09/01/2040	745,983	752,829
Pool A96413, 4.00%, 01/01/2041	7,044,817	6,914,981
Pool A97620, 4.50%, 03/01/2041	533,457	538,188
Pool C00785, 6.50%, 06/01/2029	17,121	17,782
Pool C03490, 4.50%, 08/01/2040	232,200	234,402
Pool C03829, 4.00%, 03/01/2042	2,198,217	2,157,472
Pool C09004, 3.50%, 07/01/2042	2,952,695	2,831,171
Pool C09013, 3.00%, 09/01/2042	6,493,640	6,024,609
Pool C09015, 3.00%, 10/01/2042	1,961,056	1,819,303
Pool C09028, 3.50%, 01/01/2043	6,034,589	5,771,258
Pool C91430, 3.00%, 03/01/2032	585,535	569,441
Pool C91484, 3.00%, 08/01/2032	3,958,496	3,862,652
Pool C91557, 3.00%, 09/01/2032	26,387,860	25,728,443
Pool C91619, 3.00%, 04/01/2033	554,948	537,470
Pool C91922, 3.50%, 03/01/2037	2,025,475	1,967,443
Pool C91923, 4.00%, 03/01/2037	1,120,194	1,109,520
Pool G01916, 5.00%, 09/01/2035	2,730,879	2,809,863

	Par	Value
Pool G04834, 5.00%, 03/01/2036	$1,164,141	$1,198,052
Pool G05364, 5.00%, 08/01/2033	1,260,607	1,281,768
Pool G06959, 3.50%, 10/01/2041	2,248,372	2,173,941
Pool G07304, 3.50%, 12/01/2042	3,369,864	3,235,351
Pool G07477, 4.00%, 01/01/2041	3,622,962	3,556,192
Pool G07530, 3.50%, 05/01/2043	4,158,284	4,012,027
Pool G07801, 4.00%, 10/01/2044	3,062,365	2,981,568
Pool G07849, 3.50%, 05/01/2044	14,577,131	13,942,345
Pool G07995, 5.50%, 01/01/2039	2,724,150	2,800,955
Pool G08105, 5.50%, 01/01/2036	47,642	49,895
Pool G08168, 6.00%, 12/01/2036	42,127	44,616
Pool G08269, 5.50%, 05/01/2038	142,869	149,157
Pool G08372, 4.50%, 11/01/2039	870,318	879,777
Pool G08518, 3.00%, 02/01/2043	1,029,234	954,525
Pool G08528, 3.00%, 04/01/2043	2,623,134	2,432,176
Pool G08534, 3.00%, 06/01/2043	22,434,114	20,796,252
Pool G08540, 3.00%, 08/01/2043	1,746,997	1,619,088
Pool G08595, 4.00%, 07/01/2044	998,879	971,906
Pool G08609, 3.50%, 10/01/2044	16,865,328	16,080,114
Pool G08622, 3.00%, 01/01/2045	6,168,879	5,661,962
Pool G08672, 4.00%, 10/01/2045	1,486,852	1,442,405
Pool G08677, 4.00%, 11/01/2045	3,322,144	3,222,489
Pool G08681, 3.50%, 12/01/2045	2,562,344	2,436,145
Pool G08694, 4.00%, 02/01/2046	4,316,366	4,151,318
Pool G08706, 3.50%, 05/01/2046	1,910,856	1,813,206
Pool G08721, 3.00%, 09/01/2046	38,181,835	34,781,981
Pool G08759, 4.50%, 04/01/2047	8,911,363	8,879,428
Pool G08780, 4.00%, 09/01/2047	5,043,242	4,887,474

The accompanying notes are an integral part of these financial statements.

79

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G30974, 3.50%, 01/01/2034	$3,651,522	$3,599,217
Pool G60038, 3.50%, 01/01/2044	3,410,163	3,262,727
Pool G60039, 3.00%, 04/01/2043	6,100,664	5,658,473
Pool G60181, 4.50%, 01/01/2045	9,504,818	9,556,893
Pool G60365, 5.00%, 02/01/2038	624,978	635,770
Pool G60393, 3.50%, 01/01/2046	10,291,309	9,798,387
Pool G60551, 4.00%, 04/01/2046	3,083,536	2,986,916
Pool G60602, 3.50%, 11/01/2043	2,199,053	2,109,900
Pool G60722, 3.00%, 10/01/2046	24,169,176	22,069,488
Pool G60774, 3.00%, 10/01/2045	12,241,135	11,348,903
Pool G60932, 3.50%, 02/01/2044	10,477,443	10,025,601
Pool G60988, 3.00%, 05/01/2047	22,084,125	20,165,500
Pool G60994, 3.50%, 01/01/2045	9,635,153	9,219,642
Pool G61581, 4.00%, 08/01/2048	8,206,824	7,950,790
Pool G67700, 3.50%, 08/01/2046	11,090,463	10,511,443
Pool G67701, 3.00%, 10/01/2046	39,297,409	36,292,593
Pool G67702, 4.00%, 01/01/2047	18,276,384	17,760,139
Pool Q08998, 3.50%, 06/01/2042	1,274,011	1,225,519
Pool Q10378, 3.00%, 08/01/2042	4,557,003	4,228,824
Pool Q13205, 3.00%, 11/01/2042	15,523,417	14,404,657
Pool Q14875, 3.00%, 01/01/2043	7,546,709	7,002,485
Pool Q16902, 4.00%, 04/01/2043	7,590,636	7,438,122
Pool Q17640, 3.00%, 04/01/2043	2,129,258	1,974,921
Pool Q28765, 4.00%, 05/01/2044	5,879,396	5,764,333
Pool Q45864, 3.00%, 02/01/2047	14,278,859	12,955,658
Pool QB5689, 2.50%, 11/01/2050	18,151,105	15,705,791
Pool QC3874, 2.50%, 07/01/2051	27,570,780	23,850,383

	Par	Value
Pool QC6017, 2.50%, 08/01/2051	$14,403,389	$12,530,889
Pool QC7500, 3.00%, 09/01/2051	13,335,207	12,075,327
Pool QC9160, 3.00%, 10/01/2051	9,076,303	8,125,569
Pool QD0744, 2.50%, 11/01/2051	7,478,510	6,455,994
Pool QE5105, 4.50%, 07/01/2052	28,945,629	28,582,354
Pool QN6719, 1.50%, 06/01/2036	27,908,035	25,350,507
Pool RA4375, 2.50%, 02/01/2051	33,715,461	29,203,650
Pool RA4562, 2.50%, 02/01/2051	17,711,057	15,343,360
Pool RA4637, 2.50%, 02/01/2051	48,387,207	41,858,379
Pool RA7679, 5.00%, 07/01/2052	76,456,786	77,293,949
Pool RB5086, 2.50%, 11/01/2040	47,655,708	43,194,131
Pool RB5089, 1.50%, 12/01/2040	37,073,863	31,755,714
Pool RB5090, 2.00%, 12/01/2040	67,508,895	59,143,041
Pool RB5095, 2.00%, 01/01/2041	9,740,106	8,632,757
Pool RB5105, 2.00%, 03/01/2041	43,551,136	38,070,565
Pool RB5131, 2.00%, 10/01/2041	11,547,799	10,051,785
Pool RB5145, 2.00%, 02/01/2042	38,385,861	33,297,115
Pool RC1703, 1.50%, 01/01/2036	21,048,529	19,308,866
Pool SB0743, 3.00%, 01/01/2034	24,545,320	23,964,064
Pool SB0794, 1.50%, 06/01/2036	14,782,704	13,474,166
Pool SB0967, 2.00%, 01/01/2037	23,849,277	22,180,694
Pool SB1138, 1.50%, 06/01/2036	20,192,737	18,411,756
Pool SB8088, 1.50%, 02/01/2036	27,932,617	25,373,927
Pool SB8500, 2.50%, 07/01/2035	3,625,746	3,459,033
Pool SC0052, 3.00%, 02/01/2040	7,317,668	6,833,633
Pool SC0208, 2.00%, 11/01/2041	60,062,675	52,473,400
Pool SC0242, 2.50%, 02/01/2042	9,092,921	8,167,490
Pool SC0392, 4.00%, 06/01/2038	39,550,592	39,086,419

The accompanying notes are an integral part of these financial statements.

80

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SC0526, 2.00%, 05/01/2042	$131,104,854	$114,435,664
Pool SD0295, 3.00%, 02/01/2049	32,090,163	29,418,193
Pool SD0580, 3.00%, 04/01/2051	27,005,287	24,124,819
Pool SD0614, 2.50%, 05/01/2051	33,049,141	28,467,840
Pool SD0649, 2.50%, 06/01/2051	13,577,711	11,695,467
Pool SD2039, 6.00%, 01/01/2053	93,317,743	97,214,288
Pool SD2164, 5.50%, 01/01/2053	85,236,185	87,513,247
Pool SD2176, 6.00%, 01/01/2053	28,325,033	29,594,831
Pool SD2230, 2.00%, 08/01/2051	42,123,654	34,409,920
Pool SD2903, 2.00%, 03/01/2051	173,287,469	141,779,969
Pool SD3431, 5.50%, 06/01/2053	40,584,094	41,404,210
Pool SD3595, 6.00%, 08/01/2053	19,947,903	20,935,809
Pool SD3860, 6.50%, 09/01/2053	34,681,307	36,475,947
Pool SD3906, 6.00%, 10/01/2053	62,325,778	64,717,667
Pool SD4316, 4.00%, 06/01/2046	99,024,363	96,367,021
Pool SD4957, 2.00%, 03/01/2051	36,166,551	29,598,284
Pool SD5594, 5.50%, 07/01/2053	22,102,716	22,494,661
Pool SD6407, 3.00%, 01/01/2050	24,886,775	22,732,902
Pool SD7507, 3.00%, 11/01/2049	36,003,152	32,743,707
Pool SD7516, 4.00%, 05/01/2050	59,114,725	57,053,032
Pool SD7525, 2.50%, 10/01/2050	6,896,458	5,987,088
Pool SD7526, 2.50%, 10/01/2050	7,156,105	6,194,819
Pool SD7538, 2.00%, 04/01/2051	60,747,409	50,626,204
Pool SD7541, 2.00%, 05/01/2051	26,167,699	21,659,931
Pool SD7548, 2.50%, 11/01/2051	108,662,291	94,087,023
Pool SD7553, 3.00%, 03/01/2052	99,056,418	89,357,868
Pool SD7555, 3.00%, 08/01/2052	74,837,983	67,598,786

	Par	Value
Pool SD8331, 5.50%, 06/01/2053	$34,825,616	$35,428,591
Pool SF5020, 3.50%, 01/01/2047	19,388,957	18,448,558
Pool SI2074, 2.00%, 09/01/2050	44,319,681	36,270,814
Pool SI2076, 2.00%, 09/01/2050	28,523,316	23,331,239
Pool SI2077, 2.00%, 09/01/2050	14,470,012	11,848,146
Pool SL3351, 3.50%, 11/01/2047	19,479,708	18,468,990
Pool Z40130, 3.00%, 01/01/2046	32,816,986	30,557,648
Pool ZA2494, 3.50%, 02/01/2038	22,883,230	22,105,363
Pool ZL3014, 3.50%, 04/01/2042	8,372,577	7,985,131
Pool ZL3549, 3.50%, 08/01/2042	19,548,420	18,685,980
Pool ZL3711, 3.50%, 09/01/2042	29,481,308	28,217,149
Pool ZL4646, 3.00%, 01/01/2043	10,609,534	9,827,932
Pool ZM8767, 4.50%, 10/01/2048	6,486,921	6,436,242
Pool ZS4693, 3.00%, 12/01/2046	22,183,032	20,160,927
Pool ZS4703, 3.00%, 02/01/2047	10,405,878	9,454,568
Pool ZS4724, 4.50%, 06/01/2047	56,737,751	56,406,012
Pool ZS4732, 4.50%, 08/01/2047	14,624,349	14,542,662
Pool ZS7942, 3.00%, 02/01/2033	14,918,784	14,581,780
Pool ZS8577, 2.50%, 08/01/2030	44,888,559	43,675,881
Pool ZT0531, 3.50%, 04/01/2047	36,509,673	34,611,983
Pool ZT1257, 3.00%, 01/01/2046	41,615,617	38,705,677
Pool ZT2262, 3.00%, 06/01/2048	30,443,353	27,114,049
Pool ZT2407, 3.50%, 03/01/2043	28,766,542	27,442,733
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	4,333,109	4,402,789
Pool 254949, 5.00%, 11/01/2033	11,431	11,615
Pool 257203, 5.00%, 05/01/2028	18,160	18,275
Pool 555285, 6.00%, 03/01/2033	9,768	10,136

The accompanying notes are an integral part of these financial statements.

81

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 725025, 4.50%, 10/01/2033	$3,470,866	$3,459,677
Pool 725425, 5.50%, 04/01/2034	1,490,292	1,533,136
Pool 725773, 5.50%, 09/01/2034	59,568	61,328
Pool 735060, 6.00%, 11/01/2034	32,176	33,568
Pool 735228, 5.50%, 02/01/2035	140,058	146,166
Pool 735676, 5.00%, 07/01/2035	1,171,501	1,190,366
Pool 735925, 5.00%, 10/01/2035	602,661	619,255
Pool 745275, 5.00%, 02/01/2036	853,895	877,938
Pool 745946, 5.50%, 11/01/2036	60,488	63,280
Pool 890355, 3.50%, 09/01/2041	5,183,517	5,004,046
Pool AB0524, 4.00%, 04/01/2039	2,971,021	2,945,602
Pool AB1614, 4.00%, 10/01/2040	9,297,471	9,132,212
Pool AB3745, 4.00%, 10/01/2041	1,822,043	1,785,052
Pool AB6496, 3.00%, 10/01/2042	7,910,438	7,331,412
Pool AB8612, 3.00%, 03/01/2043	11,976,052	11,087,563
Pool AC5442, 4.50%, 11/01/2039	49,589	50,070
Pool AD0249, 5.50%, 04/01/2037	355,383	365,180
Pool AD8522, 4.00%, 08/01/2040	382,305	376,159
Pool AE0828, 3.50%, 02/01/2041	3,702,867	3,576,194
Pool AH0936, 3.50%, 12/01/2040	2,145,061	2,073,010
Pool AI7784, 4.50%, 07/01/2041	2,212,666	2,228,323
Pool AJ1407, 4.00%, 09/01/2041	495,100	484,894
Pool AJ7689, 4.00%, 12/01/2041	2,237,591	2,191,238
Pool AK2400, 4.00%, 02/01/2042	12,289,535	12,034,924
Pool AL0160, 4.50%, 05/01/2041	2,008,921	2,021,510
Pool AL3069, 3.00%, 02/01/2043	11,328,001	10,499,501
Pool AL5097, 4.50%, 09/01/2043	3,287,254	3,297,816

	Par	Value
Pool AL6340, 5.00%, 06/01/2039	$2,817,341	$2,893,044
Pool AL7521, 5.00%, 06/01/2039	3,839,850	3,898,911
Pool AL7822, 4.00%, 07/01/2043	8,743,713	8,562,583
Pool AL7954, 5.00%, 07/01/2041	3,191,659	3,277,399
Pool AL8819, 3.50%, 10/01/2043	16,872,237	16,113,723
Pool AL9043, 3.50%, 09/01/2046	3,450,450	3,274,595
Pool AL9555, 4.00%, 02/01/2045	5,166,462	5,060,522
Pool AL9633, 3.00%, 11/01/2043	8,798,571	8,153,779
Pool AL9764, 4.50%, 02/01/2046	8,748,387	8,812,046
Pool AO2970, 3.00%, 05/01/2042	2,195,012	2,034,804
Pool AO8044, 3.50%, 07/01/2042	31,945,200	30,733,527
Pool AP0489, 3.50%, 08/01/2042	2,374,454	2,281,449
Pool AR9195, 3.00%, 03/01/2043	2,462,833	2,281,919
Pool AS0303, 3.00%, 08/01/2043	1,724,869	1,596,541
Pool AS4257, 4.00%, 01/01/2045	1,914,998	1,858,322
Pool AS5831, 4.00%, 09/01/2045	1,483,566	1,437,822
Pool AS6013, 4.00%, 10/01/2045	1,877,492	1,819,214
Pool AS6227, 4.00%, 11/01/2045	7,214,616	6,951,989
Pool AS7150, 3.00%, 05/01/2046	5,403,109	4,941,131
Pool AS7244, 3.50%, 05/01/2046	9,243,952	8,769,961
Pool AS7540, 3.00%, 07/01/2046	12,714,153	11,564,984
Pool AS8073, 2.50%, 10/01/2046	10,508,275	9,114,860
Pool AS8470, 3.00%, 12/01/2046	10,863,344	9,938,131
Pool AS9917, 4.00%, 07/01/2047	28,817,964	28,009,501
Pool AT2721, 3.00%, 05/01/2043	12,100,014	11,209,899
Pool AT2725, 3.00%, 05/01/2043	5,938,166	5,499,465
Pool AT5900, 3.00%, 06/01/2043	2,463,471	2,281,221
Pool AU1628, 3.00%, 07/01/2043	1,039,566	962,768

The accompanying notes are an integral part of these financial statements.

82

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AU8844, 4.00%, 11/01/2043	$3,248,688	$3,178,002
Pool AW8165, 4.00%, 01/01/2042	2,850,115	2,792,843
Pool AX5316, 4.50%, 01/01/2042	3,409,358	3,434,171
Pool AY3374, 3.50%, 04/01/2045	8,330,788	7,928,558
Pool AZ7903, 4.00%, 06/01/2041	3,768,870	3,693,926
Pool AZ9565, 3.50%, 12/01/2045	9,438,920	8,976,314
Pool BC1445, 3.00%, 07/01/2046	3,804,327	3,479,914
Pool BE5069, 3.00%, 11/01/2046	8,009,307	7,332,303
Pool BF0212, 4.50%, 02/01/2041	15,447,652	15,564,039
Pool BF0231, 3.00%, 04/01/2042	18,242,549	17,538,059
Pool BF0241, 3.50%, 05/01/2052	35,856,316	33,584,866
Pool BF0345, 3.00%, 10/01/2043	34,955,570	32,569,641
Pool BF0386, 3.00%, 02/01/2049	9,275,898	8,411,899
Pool BF0414, 3.00%, 11/01/2059	37,776,214	33,127,030
Pool BF0500, 3.00%, 12/01/2054	77,241,632	69,075,429
Pool BF0546, 2.50%, 07/01/2061	7,935,118	6,549,235
Pool BF0617, 2.50%, 03/01/2062	38,531,633	31,801,795
Pool BF0656, 4.00%, 06/01/2062	111,093,640	105,070,518
Pool BH2594, 3.50%, 08/01/2047	3,943,414	3,725,546
Pool BH4101, 3.50%, 10/01/2047	3,815,442	3,601,687
Pool BH7071, 4.50%, 12/01/2047	1,836,864	1,816,401
Pool BH9277, 3.50%, 02/01/2048	18,637,110	17,551,652
Pool BM1031, 3.00%, 09/01/2043	30,552,494	28,305,346
Pool BM1066, 4.00%, 02/01/2047	1,871,506	1,813,022
Pool BM1428, 3.50%, 09/01/2043	14,564,685	13,908,370
Pool BM1753, 4.00%, 05/01/2037	10,159,137	10,031,603
Pool BM2003, 4.00%, 10/01/2047	9,626,230	9,319,392

	Par	Value
Pool BM2005, 4.00%, 12/01/2047	$11,850,697	$11,472,940
Pool BM2007, 4.00%, 09/01/2048	2,553,422	2,470,566
Pool BM3108, 4.50%, 08/01/2046	6,583,431	6,592,765
Pool BM3286, 4.50%, 11/01/2047	3,237,750	3,240,683
Pool BM3972, 2.50%, 04/01/2038	16,622,881	15,558,992
Pool BM3974, 4.00%, 05/01/2038	6,420,865	6,371,387
Pool BM4148, 4.00%, 07/01/2048	9,943,342	9,652,234
Pool BM4746, 3.50%, 02/01/2044	28,728,822	27,461,183
Pool BM4973, 3.50%, 05/01/2043	12,565,934	12,042,593
Pool BM5136, 4.00%, 06/01/2046	34,851,790	34,029,079
Pool BM5460, 3.50%, 01/01/2035	13,414,735	13,195,442
Pool BM5478, 4.50%, 01/01/2049	6,660,450	6,623,254
Pool BM5538, 5.00%, 11/01/2048	11,774,555	11,983,984
Pool BM5628, 4.50%, 11/01/2048	9,437,972	9,385,262
Pool BM5784, 3.50%, 05/01/2047	770,859	729,986
Pool BM5787, 4.00%, 08/01/2047	14,378,506	13,933,680
Pool BM5803, 4.50%, 04/01/2039	7,641,081	7,703,949
Pool BM5900, 3.00%, 11/01/2046	16,157,012	14,964,125
Pool BM6825, 3.50%, 06/01/2045	8,395,297	7,988,169
Pool BM7089, 3.00%, 02/01/2052	68,957,173	61,414,065
Pool BQ3361, 2.00%, 09/01/2050	36,405,340	29,816,773
Pool BQ9497, 3.00%, 11/01/2050	4,828,856	4,377,889
Pool BT6883, 2.00%, 09/01/2051	10,381,929	8,587,421
Pool BV1743, 6.00%, 06/01/2055	48,028,032	49,746,666
Pool CA1009, 4.00%, 01/01/2048	39,336,675	38,070,538
Pool CA4447, 2.50%, 11/01/2034	9,462,073	9,036,876
Pool CA4509, 2.50%, 11/01/2034	7,853,346	7,493,945
Pool CA5146, 3.00%, 02/01/2050	57,730,900	52,350,055

The accompanying notes are an integral part of these financial statements.

83

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CA5964, 2.00%, 06/01/2040	$31,843,792	$28,387,009
Pool CA6256, 2.50%, 07/01/2050	81,853,929	70,818,161
Pool CA6307, 2.50%, 07/01/2050	28,196,355	24,153,592
Pool CA6308, 3.00%, 07/01/2050	41,101,561	37,477,010
Pool CA7604, 3.00%, 11/01/2050	52,273,430	47,656,489
Pool CA8230, 2.50%, 12/01/2050	64,044,768	55,416,380
Pool CB1806, 2.50%, 10/01/2051	31,430,842	27,188,082
Pool CB2162, 3.00%, 11/01/2051	87,176,690	78,611,167
Pool CB2345, 2.00%, 12/01/2051	20,528,318	16,996,725
Pool CB4135, 5.00%, 07/01/2052	89,515,633	89,947,965
Pool CB4140, 5.00%, 07/01/2052	57,897,541	58,103,107
Pool CB5025, 5.50%, 11/01/2052	38,928,872	40,073,191
Pool CB7443, 6.00%, 11/01/2053	46,402,344	47,890,289
Pool CB9813, 6.00%, 01/01/2055	37,751,635	39,289,476
Pool CB9991, 6.00%, 02/01/2055	69,430,486	72,262,077
Pool FA0109, 3.50%, 10/01/2051	117,615,741	110,811,271
Pool FA0188, 1.50%, 08/01/2037	47,329,981	42,994,059
Pool FA0410, 5.50%, 01/01/2055	22,945,328	23,489,706
Pool FA0581, 3.00%, 12/01/2047	11,221,023	10,394,107
Pool FA0872, 6.00%, 10/01/2054	49,596,787	51,606,476
Pool FA0958, 3.50%, 02/01/2050	23,492,002	22,337,441
Pool FA1022, 2.50%, 02/01/2052	77,270,978	67,038,949
Pool FA1511, 3.00%, 08/01/2050	18,132,666	16,536,927
Pool FA1599, 5.50%, 05/01/2055	23,629,165	24,120,706
Pool FA1990, 6.00%, 04/01/2055	77,689,978	80,956,127
Pool FA2313, 6.00%, 07/01/2055	27,810,583	29,039,749
Pool FA2361, 3.50%, 08/01/2050	39,717,396	37,555,971

	Par	Value
Pool FA3375, 6.00%, 04/01/2055	$23,602,831	$24,530,390
Pool FM2568, 3.00%, 05/01/2038	8,944,002	8,565,869
Pool FM2743, 3.00%, 02/01/2034	14,534,553	14,204,144
Pool FM2971, 4.00%, 08/01/2045	25,793,643	25,203,354
Pool FM3117, 3.00%, 05/01/2050	30,461,655	27,682,522
Pool FM3160, 4.50%, 02/01/2049	6,706,670	6,634,061
Pool FM3946, 4.00%, 01/01/2049	2,413,736	2,336,572
Pool FM4481, 1.50%, 10/01/2035	22,294,705	20,321,958
Pool FM4561, 2.50%, 10/01/2050	33,186,469	28,704,849
Pool FM4875, 2.50%, 11/01/2050	5,256,406	4,565,784
Pool FM4908, 2.50%, 11/01/2050	44,052,919	38,081,844
Pool FM5024, 2.50%, 12/01/2050	43,501,880	37,480,600
Pool FM5262, 3.50%, 10/01/2040	7,576,428	7,259,008
Pool FM5368, 1.50%, 12/01/2035	42,011,078	38,293,465
Pool FM5535, 2.50%, 01/01/2041	20,265,490	18,219,671
Pool FM6058, 3.50%, 02/01/2037	3,663,202	3,580,449
Pool FM6422, 1.50%, 03/01/2036	2,026,613	1,847,264
Pool FM6990, 3.00%, 08/01/2040	21,236,814	19,832,580
Pool FM7064, 2.50%, 01/01/2051	27,397,718	23,698,301
Pool FM7381, 2.50%, 05/01/2051	29,910,049	25,911,292
Pool FM7466, 2.50%, 05/01/2051	63,044,956	54,786,071
Pool FM7830, 2.50%, 04/01/2051	15,194,520	13,144,440
Pool FM7911, 2.50%, 06/01/2051	20,824,264	18,117,140
Pool FM7962, 2.50%, 07/01/2051	55,565,012	48,341,960
Pool FM8150, 2.00%, 07/01/2051	36,405,862	30,137,344
Pool FM8215, 2.50%, 03/01/2051	16,313,209	14,110,502
Pool FM8318, 2.50%, 07/01/2051	19,035,950	16,357,260
Pool FM8322, 2.00%, 08/01/2051	12,756,566	10,554,962

The accompanying notes are an integral part of these financial statements.

84

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM8644, 4.00%, 06/01/2039	$5,525,121	$5,490,259
Pool FM8804, 2.50%, 09/01/2051	102,966,173	88,928,859
Pool FM9243, 3.00%, 10/01/2051	50,414,059	44,876,239
Pool FM9284, 2.50%, 11/01/2051	23,667,220	20,445,528
Pool FM9495, 2.00%, 11/01/2051	47,643,241	39,328,321
Pool FM9599, 2.50%, 11/01/2051	26,987,093	23,612,024
Pool FM9671, 2.00%, 12/01/2051	88,057,195	72,576,364
Pool FM9700, 2.00%, 12/01/2051	29,928,397	24,731,913
Pool FM9781, 2.50%, 12/01/2051	14,345,483	12,366,909
Pool FM9877, 2.50%, 12/01/2051	106,421,629	91,996,489
Pool FP0057, 4.00%, 08/01/2050	21,041,685	20,577,269
Pool FS0192, 2.50%, 01/01/2052	36,560,148	31,531,369
Pool FS0216, 2.00%, 01/01/2037	21,969,890	20,417,597
Pool FS0493, 3.00%, 02/01/2052	20,505,641	18,467,845
Pool FS0585, 3.00%, 02/01/2052	25,339,576	22,832,124
Pool FS0739, 3.50%, 02/01/2052	23,952,960	22,356,925
Pool FS1005, 2.00%, 02/01/2042	31,475,089	27,419,637
Pool FS1009, 2.00%, 02/01/2042	31,833,498	27,771,535
Pool FS1093, 3.50%, 04/01/2052	67,629,019	63,001,003
Pool FS1115, 2.50%, 05/01/2051	51,879,241	45,327,276
Pool FS1226, 4.00%, 05/01/2049	5,728,088	5,542,216
Pool FS1365, 2.50%, 03/01/2042	38,845,028	34,963,930
Pool FS1974, 1.50%, 02/01/2036	29,742,356	27,109,870
Pool FS2166, 4.50%, 07/01/2052	12,418,452	12,262,587
Pool FS2488, 2.50%, 10/01/2034	29,133,733	27,793,515
Pool FS2648, 3.00%, 10/01/2049	16,998,559	15,756,307
Pool FS2917, 3.00%, 11/01/2033	21,493,864	21,021,785

	Par	Value
Pool FS2918, 3.00%, 09/01/2033	$16,923,613	$16,511,129
Pool FS4603, 2.00%, 05/01/2042	127,919,077	111,974,994
Pool FS4654, 2.00%, 07/01/2051	68,864,313	56,328,907
Pool FS4973, 3.50%, 06/01/2032	37,238,937	36,629,048
Pool FS5120, 6.00%, 07/01/2053	8,883,875	9,309,079
Pool FS5577, 6.00%, 08/01/2053	26,144,534	27,186,609
Pool FS5760, 3.50%, 11/01/2048	44,041,416	41,876,884
Pool FS5788, 6.50%, 09/01/2053	21,012,391	22,147,814
Pool FS5799, 2.50%, 09/01/2050	26,296,623	22,472,688
Pool FS5815, 3.00%, 04/01/2048	70,110,374	64,921,564
Pool FS5816, 3.50%, 07/01/2047	30,613,274	29,318,279
Pool FS7830, 2.50%, 11/01/2047	28,497,343	24,934,820
Pool FS8498, 6.00%, 08/01/2054	35,508,514	36,916,431
Pool FS8579, 2.00%, 08/01/2042	83,585,278	73,075,911
Pool FS8752, 6.00%, 08/01/2054	43,798,941	45,670,563
Pool FS8915, 2.00%, 08/01/2042	46,903,565	41,006,397
Pool FS8954, 2.00%, 01/01/2042	102,941,729	89,934,701
Pool FS9401, 6.00%, 10/01/2054	14,147,376	14,674,498
Pool FS9402, 6.00%, 10/01/2054	129,996,947	135,145,048
Pool FS9404, 6.00%, 10/01/2054	42,524,830	44,267,965
Pool MA0140, 4.50%, 08/01/2029	172,421	173,123
Pool MA0171, 4.50%, 09/01/2029	192,604	193,388
Pool MA0583, 4.00%, 12/01/2040	2,325,697	2,280,167
Pool MA0949, 3.50%, 01/01/2032	9,102,109	8,973,764
Pool MA1200, 3.00%, 10/01/2032	501,482	486,199
Pool MA1275, 3.00%, 12/01/2032	1,601,070	1,550,358
Pool MA1608, 3.50%, 10/01/2033	5,319,459	5,221,286
Pool MA1764, 4.00%, 01/01/2034	1,744,950	1,732,816

The accompanying notes are an integral part of these financial statements.

85

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1922, 4.00%, 06/01/2034	$2,313,008	$2,302,297
Pool MA1960, 4.00%, 07/01/2034	22,944,870	22,755,544
Pool MA2019, 4.00%, 09/01/2034	2,651,286	2,628,243
Pool MA2287, 3.00%, 06/01/2035	3,521,857	3,380,856
Pool MA2608, 3.00%, 05/01/2046	1,595,245	1,453,790
Pool MA2804, 3.00%, 11/01/2036	11,029,146	10,511,392
Pool MA2841, 2.50%, 12/01/2036	6,033,711	5,645,691
Pool MA3183, 4.00%, 11/01/2047	7,406,746	7,168,724
Pool MA3281, 4.00%, 02/01/2038	7,916,796	7,824,824
Pool MA3305, 3.50%, 03/01/2048	16,958,523	15,951,993
Pool MA3333, 4.00%, 04/01/2048	25,553,386	24,726,898
Pool MA3468, 4.50%, 09/01/2048	7,245,565	7,196,128
Pool MA4047, 2.00%, 06/01/2050	108,344,466	88,712,655
Pool MA4119, 2.00%, 09/01/2050	37,141,866	30,412,022
Pool MA4159, 2.50%, 10/01/2050	56,719,436	48,563,540
Pool MA4175, 1.50%, 11/01/2040	113,789,185	97,286,283
Pool MA4182, 2.00%, 11/01/2050	193,875,626	158,444,339
Pool MA4202, 1.50%, 12/01/2040	36,081,021	30,906,187
Pool MA4208, 2.00%, 12/01/2050	55,216,264	45,153,904
Pool MA4501, 2.00%, 12/01/2041	103,056,883	89,714,962
Pool MA4540, 2.00%, 02/01/2042	28,971,161	25,202,235
Pool MA4570, 2.00%, 03/01/2042	56,993,514	49,543,575
Pool MA4842, 5.50%, 12/01/2052	53,894,183	54,960,913
Pool MA4941, 5.50%, 03/01/2053	14,930,741	15,206,048
Pool MA5039, 5.50%, 06/01/2053	15,368,759	15,645,452
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 01/25/2047)	24,307,208	22,892,415

	Par	Value
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 08/25/2047)	$37,519,219	$30,121,022
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	22,860,291	18,340,839
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 04/25/2052)	58,120,494	47,115,256
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 04/25/2048)	45,989,522	40,160,138
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	15,972,637	14,581,088
Pool 785025, 3.50%, 02/20/2050	49,484,198	45,549,540
Pool 785433, 2.50%, 04/20/2051	52,825,342	45,480,328
Pool 785447, 2.50%, 03/20/2051	39,032,523	33,569,081
Pool 785531, 2.50%, 06/20/2051	27,370,930	23,565,049
Pool 785558, 2.50%, 07/20/2051	89,836,897	77,685,835
Pool 785575, 2.50%, 08/20/2051	76,511,932	65,447,133
Pool 785615, 2.50%, 08/20/2051	29,369,964	25,372,655
Pool 786333, 4.00%, 04/20/2052	20,319,147	19,230,915
Pool 786809, 5.50%, 06/20/2053	38,732,656	39,506,512
Pool 786812, 5.50%, 07/20/2053	15,564,686	15,957,041
Pool 786904, 6.00%, 08/20/2053	22,003,146	22,707,328
Pool 787026, 6.00%, 10/20/2053	26,555,425	27,398,119
Pool 787253, 6.00%, 02/20/2054	66,192,670	68,543,449
Pool 787304, 6.00%, 03/20/2054	82,477,425	85,658,976
Pool 787312, 2.50%, 03/20/2052	110,121,644	95,252,867
Pool 787313, 2.50%, 09/20/2051	79,233,062	68,094,586
Pool 787387, 5.50%, 04/20/2054	31,474,387	32,016,188
Pool MA0022, 3.50%, 04/20/2042	52,454,470	49,636,660
Pool MA0154, 3.50%, 06/20/2042	22,577,492	21,378,482
Pool MA0220, 3.50%, 07/20/2042	33,725,890	31,941,728
Pool MA0318, 3.50%, 08/20/2042	15,052,944	14,259,692

The accompanying notes are an integral part of these financial statements.

86

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1157, 3.50%, 07/20/2043	$15,789,597	$14,907,913
Pool MA1225, 4.00%, 08/20/2043	22,607,295	21,951,709
Pool MA1286, 4.00%, 09/20/2043	31,996,746	31,050,697
Pool MA1376, 4.00%, 10/20/2043	3,436,895	3,334,212
Pool MA1449, 4.00%, 11/20/2043	31,477,015	30,536,591
Pool MA1677, 3.50%, 02/20/2044	23,868,786	22,433,561
Pool MA2224, 4.00%, 09/20/2044	13,398,248	12,960,743
Pool MA2522, 4.00%, 01/20/2045	2,915,080	2,819,013
Pool MA3375, 3.00%, 01/20/2046	18,070,168	16,526,132
Pool MA3597, 3.50%, 04/20/2046	20,979,434	19,570,881
Pool MA3663, 3.50%, 05/20/2046	13,064,377	12,187,224
Pool MA3736, 3.50%, 06/20/2046	21,859,090	20,386,880
Pool MA4385, 5.00%, 04/20/2047	561,543	574,078
Pool MA4509, 3.00%, 06/20/2047	9,438,089	8,613,497
Pool MA4721, 4.50%, 09/20/2047	2,789,640	2,784,099
Pool MA4963, 4.00%, 01/20/2048	3,866,635	3,716,663
Pool MA5765, 5.00%, 02/20/2049	27,915,729	28,356,998
Pool MA7990, 4.00%, 04/20/2052	14,716,287	14,025,823
Pool MA8571, 6.00%, 01/20/2053	21,088,188	21,665,200
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	11,105	11,592
Pool 4747, 5.00%, 07/20/2040	503,442	518,374
Pool 5202, 3.50%, 10/20/2041	2,358,911	2,230,259
Pool 778793, 3.50%, 01/15/2042	4,112,223	3,856,687
Pool AL9364, 3.50%, 03/20/2045	4,660,782	4,270,179
Pool MA0155, 4.00%, 06/20/2042	2,680,481	2,606,241
Pool MA0392, 3.50%, 09/20/2042	70,044,920	66,368,047

	Par	Value
Pool MA0699, 3.50%, 01/20/2043	$20,997,938	$19,887,686
Pool MA2753, 3.00%, 04/20/2045	5,432,419	4,976,270
Pool MA2754, 3.50%, 04/20/2045	6,790,087	6,343,629
Pool MA3035, 4.00%, 08/20/2045	2,343,770	2,258,432
Pool MA3378, 4.50%, 01/20/2046	3,922,702	3,913,084
Pool MA3598, 4.00%, 04/20/2046	2,616,649	2,527,115
Pool MA3664, 4.00%, 05/20/2046	6,237,546	6,023,760
Pool MA3873, 3.00%, 08/20/2046	52,344,359	47,737,762
Pool MA4512, 4.50%, 06/20/2047	8,945,706	8,916,869
Pool MA4588, 4.50%, 07/20/2047	2,138,620	2,130,406
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,871,867,715)		10,456,088,179
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.9%
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2026)(a)(f)	5,249,897	5,052,375
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 01/25/2026)(a)	3,629,124	3,524,074
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 01/28/2026)(e)	605,259	539,384
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 01/25/2026)	104,317	86,133
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 06/25/2043)(a)(f)	69,965,411	70,320,513
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 01/25/2047)(a)(f)	100,604,385	93,109,911
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2047)(a)(f)	54,930,459	49,722,261
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 05/25/2045)(a)(f)	112,945,163	101,992,023

The accompanying notes are an integral part of these financial statements.

87

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 06/25/2049)(a)(f)	$59,319,081	$53,168,066
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 09/25/2049)(a)(f)	53,653,421	47,989,224
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027)(a)(f)	39,874,831	38,139,977
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027)(a)(f)	42,088,121	41,698,772
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028)(a)(f)	68,722,038	69,472,476
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 01/25/2026)	5,613	3,951
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2026)	387,887	176,890
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 01/25/2026)(e)	34,745	34,687
Series 2005-10, Class AF6, 4.12%, 02/25/2036 (Callable 01/25/2026)(f)	684	680
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 01/25/2026)(f)	28,177	26,869
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 5.97%, 11/25/2033 (Callable 01/25/2026)(f)	1,694,955	1,638,979
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	56,883,183	55,931,175
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	43,404,078	42,543,041
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	117,178,000	116,965,954
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	6,234,174	6,232,228
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	54,526,892	54,427,173
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	80,719,951	79,026,366
Impac CMB Trust, Series 2004-4, Class 2A2, 5.24%, 09/25/2034 (Callable 01/25/2026)(e)	31,012	35,607

	Par	Value
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 01/25/2026)(a)(e)	$4,992,808	$4,976,017
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.42%, 01/25/2037 (Callable 01/25/2026)(f)	162,561	130,268
Series 2007-A1, Class 5A2, 6.05%, 07/25/2035 (Callable 12/25/2028)(f)	366,895	365,171
Series 2007-A1, Class 5A5, 6.05%, 07/25/2035 (Callable 12/25/2028)(f)	555,538	554,273
Series 2007-A2, Class 2A3, 5.42%, 04/25/2037 (Callable 01/25/2026)(f)	473,134	351,887
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 12/25/2045)(a)(f)	2,166,015	2,144,574
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 02/25/2039)(a)(f)	7,107,689	6,857,463
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 5.29%, 12/25/2029 (Callable 01/25/2026)(f)	924,358	881,290
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.50%, 09/25/2034 (Callable 09/25/2026)(f)	403,648	398,728
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 01/25/2032)(a)(f)	3,175,660	3,094,366
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 02/25/2033)(a)(f)	4,483,746	4,355,521
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 10/25/2031)(a)(f)	6,692,043	6,489,006
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033)(a)(f)	8,618,568	8,450,417
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.99%, 01/25/2062 (Callable 01/25/2026)(a)(f)	68,084,921	65,559,610
Series 2024-HYB1, Class A1, 3.64%, 03/25/2053 (Callable 02/25/2041)(a)(f)	28,573,494	28,495,083
Series 2024-HYB2, Class A1, 3.69%, 04/25/2053 (Callable 08/25/2038)(a)(f)	32,845,360	32,571,170

The accompanying notes are an integral part of these financial statements.

88

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (Callable 08/25/2028)(a)(e)	$39,442,974	$39,619,079
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (Callable 09/25/2028)(a)(f)	157,084,896	157,600,338
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (Callable 10/25/2028)(a)(f)	63,998,230	64,182,494
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065 (Callable 12/25/2028)(a)(f)	63,450,000	63,454,056
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	72,010,327	70,895,629
Series 2023-SFR2, Class A, 4.50%, 10/17/2040(a)	15,309,675	15,307,381
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	5,266,308	5,111,576
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	26,150,000	25,351,505
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	46	46
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 12/25/2031)(e)	2,482,525	616,147
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 04/25/2042)(a)(f)	7,121,072	6,725,515
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 01/25/2026)(a)(f)	27,872,007	26,514,177
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 11/25/2028)(a)(f)	41,605,841	41,726,348
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 01/25/2026)(a)(f)	22,010,225	19,653,254
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 01/25/2026)(a)(e)	39,451,803	39,380,869
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.23%, 09/25/2034 (Callable 01/25/2026)(f)	104,210	102,897
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.05%, 10/25/2043 (Callable 01/25/2026)(f)	1,908,459	1,802,036

	Par	Value
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(f)	$5,131,405	$5,064,656
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 05/25/2028)(a)(f)	249,720	248,210
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 08/25/2033)(a)(f)	9,415,942	8,980,225
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2030)(a)(f)	1,705,140	1,697,249
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2029)(a)(f)	15,027,067	14,684,813
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2034)(a)(f)	41,794,356	40,324,883
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 06/25/2034)(a)(f)	103,384,287	94,859,260
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 07/25/2032)(a)	47,994,647	43,994,274
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 08/25/2033)(a)(f)	122,381,507	116,964,351
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 06/25/2031)(a)(f)	118,731,036	113,796,147
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 02/25/2035)(a)	47,470,502	46,176,228
Series 2024-1, Class A1, 4.86%, 03/25/2064 (Callable 06/25/2042)(a)(f)	107,192,649	109,033,672
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 08/25/2028)(a)(f)	138,449,902	140,218,322
Series 2024-3, Class A1A, 5.03%, 07/25/2065 (Callable 04/25/2034)(a)(f)	67,213,680	67,915,491
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 06/25/2033)(a)(f)	138,964,835	139,585,369
Series 2025-1, Class A1A, 4.82%, 06/25/2065 (Callable 09/25/2032)(a)(f)	120,082,536	120,670,604
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.21%, 01/25/2035 (Callable 01/25/2026)(f)	2,214,230	2,153,863
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 01/25/2026)	1,560,976	1,604,028

The accompanying notes are an integral part of these financial statements.

89

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 01/25/2026)	$728,086	$754,815
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,735,464,066)		2,744,303,440
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,855,622	30,616,111
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,885,000	44,456,330
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	345,565
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	68,313,000	66,856,826
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	97,164,483	95,910,002
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,953,284
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028)(f)	17,442,008	17,450,938
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028)(f)	8,565,000	8,577,115
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	37,639,167
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	59,450,919
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(f)	56,200,000	59,851,072
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,801,548	71,416,668
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	121,425,000	126,789,909
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	38,350,000	39,206,371

	Par	Value
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058 (Callable 04/15/2030)	$40,030,000	$41,892,504
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	98,250,000	101,384,273
BBCMS Trust
Series 2025-5C36, Class A2, 5.03%, 08/15/2058 (Callable 07/15/2030)	35,000,000	35,873,282
Series 2025-5C38, Class A2, 4.67%, 11/15/2058 (Callable 11/15/2030)	62,175,000	62,805,330
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	20,075,163
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	24,050,252
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	27,274,980
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	31,610,601
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	23,684,309
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	42,125,000	37,770,931
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	38,201,171
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,950,000	84,243,779
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	40,372,648	41,799,095
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)	68,500,000	70,498,330
Series 2025-V16, Class A2, 4.96%, 08/15/2058 (Callable 08/15/2030)	28,750,000	29,306,042
BMO Mortgage Trust
Series 2024-5C7, Class A2, 5.09%, 11/15/2057 (Callable 11/15/2029)	31,475,000	32,171,227
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	83,825,000	86,362,274

The accompanying notes are an integral part of these financial statements.

90

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Cantor Commercial Real Estate Lending LP
Series 2019-CF1, Class A5, 3.79%, 05/15/2052 (Callable 05/15/2029)	$3,950,000	$3,879,357
Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,329,590
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(f)	9,000,279	8,847,820
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	18,200,026	18,172,886
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	17,180,032	17,118,904
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	12,169,444
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,567,260
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	22,355,728
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	647,079	645,797
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	49,411,454	48,660,019
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	23,470,756
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	7,027,693
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,361,783
Computershare Corporate Trust
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	10,197,554
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	25,462,376

	Par	Value
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	$7,315,000	$7,218,462
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	14,009,341	13,938,784
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	21,549,956
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	9,490,657
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	29,273,571
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,963,194
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	7,422,119	7,372,256
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028)(f)	22,023,039	21,931,969
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(f)	18,608,000	18,594,852
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,939,000	32,905,914
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,562,466
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	9,500,000	8,685,115
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	19,896,882
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	23,350,404
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	10,500,000	10,366,643
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	19,764,844
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	24,111,964

The accompanying notes are an integral part of these financial statements.

91

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	$17,170,000	$16,881,942
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)	7,295,000	6,515,394
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,444,000	25,187,545
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,951,347
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	40,758,233
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	34,075,000	34,718,946
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,411,524
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	22,072,573
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	8,829,018	8,760,804
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	7,750,000	7,703,821
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(f)	16,652,859	16,648,296
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	67,439,642
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,480,000	6,115,424
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,267,978,808)		2,246,934,211
ASSET-BACKED SECURITIES - 2.1%
Financial Holding Corp.
Series 2024-F, Class A, 4.75%, 08/15/2029(a)	35,175,000	35,580,153
Series 2025-B, Class A, 4.85%, 02/15/2030(a)	26,025,000	26,495,649

	Par	Value
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	$5,700,000	$5,772,556
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,705,272
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	114,364,000	116,668,034
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(e)	78,350,000	80,572,171
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	75,800,000	76,419,165
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,000,000	25,801,228
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	56,274,000	57,053,192
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027)(a)	64,950,000	67,308,068
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	11,752,000	12,090,723
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 07/15/2030)(a)	10,559,776	9,596,872
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 10/15/2030)(a)	16,282,275	14,924,665
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 12/15/2030)(a)	38,682,006	38,093,440
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(a)	43,682,400	44,928,999
Series 2025-B, Class A, 4.72%, 09/15/2055 (Callable 01/15/2035)(a)	127,125,243	127,280,959
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	17,189,148	16,264,348
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	59,050,000	57,207,132
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	103,756,002	105,948,273
Synchrony Bank, Series 2025-A2, Class A, 4.49%, 05/15/2031	16,525,000	16,769,453

The accompanying notes are an integral part of these financial statements.

92

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061(a)	$3,451,777	$3,364,907
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2026)(a)(f)	4,297,051	4,214,389
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2026)(a)(f)	6,740,999	6,608,987
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027)(a)	25,625,000	25,610,617
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	56,365,000	58,124,608
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	79,775,000	80,953,915
TOTAL ASSET-BACKED SECURITIES (Cost $1,140,695,074)		1,156,357,775
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	25,854,000	25,598,014
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	6,005,914
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 01/25/2028)	1,350,000	1,337,699
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	21,899,299	21,798,223
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 04/25/2028)	70,395,000	70,484,409
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(f)	41,215,000	41,224,838
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	26,488,633	26,497,165
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(f)	14,950,000	14,976,049
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028)(f)	56,545,000	56,678,757

	Par	Value
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028)(f)	$1,375,000	$1,381,707
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	39,180,524
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033)(f)	11,088,000	10,639,548
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,775,000	91,653,412
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032(f)	66,288,000	58,134,304
Series 2022-M10, Class A2, 1.93%, 01/25/2032(f)	16,975,000	15,022,075
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $484,215,776)		480,612,638
MUNICIPAL BONDS - 0.5%
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,475,988
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,224,319
6.13%, 04/01/2030	5,000,000	5,191,556
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	2,265,000	2,311,216
Colorado Housing and Finance Authority
6.50%, 11/01/2053 (Callable 05/01/2032)	25,290,000	27,090,823
6.25%, 11/01/2055 (Callable 05/01/2033)	15,375,000	16,326,497
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,252,833
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,451,792
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,071,374
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	14,850,000	15,899,191
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 02/02/2026)	370,000	369,052
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,060,209

The accompanying notes are an integral part of these financial statements.

93

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	$17,955,000	$13,289,620
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	5,750,119	5,702,552
6.07%, 07/01/2033	7,855,000	8,204,528
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 02/02/2026)	1,706,110	1,483,408
3.20%, 06/01/2047 (Callable 07/01/2026)	3,519,965	3,195,594
3.00%, 10/01/2047 (Callable 01/01/2027)	4,420,817	3,971,153
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	20,430,581
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	25,457,740
2.87%, 07/01/2035 (Callable 01/01/2035)	16,885,000	12,136,286
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	7,043,851
New Jersey Higher Education Student Assistance Authority, 3.50%, 12/01/2039 (Callable 12/01/2028)(g)	6,445,000	6,247,737
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,632,049
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)	12,035,000	12,661,010
State Public School Building Authority, 2.97%, 04/01/2027	5,550,000	5,487,230
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,039,634
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,944,533
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,275,000	11,578,236
Westvaco Corp., 7.67%, 01/15/2027(a)	8,000,000	8,251,080
TOTAL MUNICIPAL BONDS (Cost $305,311,598)		256,481,672
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	22,000,000	22,923,218
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	12,000,000	12,775,954

	Par	Value
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032)(a)	$15,000,000	$15,293,505
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031)(a)	18,875,000	17,361,564
2.50%, 01/08/2032 (Callable 10/08/2031)(a)	46,650,000	41,856,378
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	540,056
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	1,017,277
6.35%, 02/12/2048	8,500,000	6,671,567
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,670,963)		118,439,519
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 1.8%
First American Government Obligations Fund - Class U, 3.69%(h)	1,029,178,642	1,029,178,642
TOTAL MONEY MARKET FUNDS (Cost $1,029,178,642)		1,029,178,642
TOTAL INVESTMENTS - 100.2% (Cost $57,398,847,582)		$55,868,748,218
Liabilities in Excess of Other Assets - (0.2)%		(127,023,969)
TOTAL NET ASSETS - 100.0%		$55,741,724,249

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $11,034,604,772 or 19.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.

94

BAIRD AGGREGATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)
(c)	Issuer is currently in default.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $6,247,737 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

95

Baird Aggregate Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Aggregate Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$20,509,119,877	$—	$20,509,119,877
U.S. Treasury Securities	—	16,871,232,265	—	16,871,232,265
Agency Residential Mortgage-Backed Securities	—	10,456,088,179	—	10,456,088,179
Non-Agency Residential Mortgage-Backed Securities	—	2,744,303,440	—	2,744,303,440
Non-Agency Commercial Mortgage-Backed Securities	—	2,246,934,211	—	2,246,934,211
Asset-Backed Securities	—	1,156,357,775	—	1,156,357,775
Agency Commercial Mortgage-Backed Securities	—	480,612,638	—	480,612,638
Municipal Bonds	—	256,481,672	—	256,481,672
Other Government Related Securities	—	118,439,519	—	118,439,519
Money Market Funds	1,029,178,642	—	—	1,029,178,642
Total Investments	$1,029,178,642	$54,839,569,576	$—	$55,868,748,218

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

96

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS - 44.3%
Financials - 19.4%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$10,000,000	$9,981,294
ABN AMRO Bank NV
4.80%, 04/18/2026(a)	47,025,000	47,088,811
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,250,000	12,101,542
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	31,353,000	31,901,137
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	22,000,000	22,757,898
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	31,325,000	28,690,227
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,159,249
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,555,347
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,356,988
3.00%, 10/29/2028 (Callable 08/29/2028)	60,085,000	58,272,174
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,655,992
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,996,086
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,569,612
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	59,178,000	62,862,439
5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (Callable 05/15/2030)(a)	5,800,000	5,990,681
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	41,350,000	43,703,652
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	10,549,000	11,711,107
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,282,493
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	8,025,000	7,798,978

	Par	Value
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	$5,000,000	$5,258,511
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	15,500,000	16,142,284
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (Callable 02/15/2030)(a)	14,267,000	14,574,997
5.00%, 09/15/2030 (Callable 08/15/2030)(a)	12,000,000	12,121,272
5.75%, 10/01/2031 (Callable 08/01/2031)(a)	12,250,000	12,786,133
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,840,891
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,615,033
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,181,614
American National Global Funding
4.63%, 12/15/2028(a)	10,000,000	10,037,882
5.55%, 01/28/2030(a)	25,000,000	25,695,981
5.25%, 06/03/2030(a)	11,500,000	11,696,090
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,425,715
6.00%, 07/15/2035 (Callable 04/15/2035)	20,000,000	20,314,898
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	27,738,000	27,963,046
5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	34,212,298
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	7,000,000	6,153,876
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,730,334
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,302,183
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,798,034
Athene Global Funding, 4.83%, 05/09/2028(a)	10,730,000	10,819,645
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	33,000,000	36,553,235
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	70,350,000	70,811,645

The accompanying notes are an integral part of these financial statements.

97

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	$13,000,000	$11,702,989
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	18,379,000	19,091,332
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	37,152,000	38,057,518
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	10,000,000	10,163,252
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	36,120,000	38,618,444
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	16,279,000	16,304,388
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	16,000,000	16,193,791
6.38%, 05/04/2028 (Callable 04/04/2028)(a)	10,000,000	10,422,171
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	12,000,000	12,328,483
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,830,901
6.61%, 11/07/2028	8,400,000	8,963,616
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,347,986
2.75%, 12/03/2030	5,000,000	4,549,219
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	32,067,478
6.92%, 08/08/2033	7,842,000	8,699,589
6.35%, 03/14/2034	35,000,000	37,771,972
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,923,826
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,471,718
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	19,316,701
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,377,107
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,450,516

	Par	Value
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	$10,000,000	$10,049,378
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,525,714
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	32,635,072
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,992,497
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	13,750,000	12,592,672
7.75%, 05/14/2038	725,000	882,037
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	10,202,000	10,041,470
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	89,609,000	93,105,183
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,314,564
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,408,308
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	11,000,000	11,211,487
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,941,397
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	37,455,000	33,720,908
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,530,072
5.25%, 06/12/2028	7,000,000	7,211,373
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	32,000,000	32,622,309
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,869,822
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	24,400,000	23,788,847
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	15,000,000	15,153,489
5.19%, 02/16/2028(a)	15,000,000	15,342,579

The accompanying notes are an integral part of these financial statements.

98

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.79%, 07/13/2028(a)	$6,000,000	$6,232,687
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	10,024,350
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	5,466,000	5,498,277
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	8,003,000	8,334,375
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	41,750,000	42,604,887
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	30,647,000	31,701,531
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,992,192
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	10,000,000	11,450,657
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	34,106,841
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	22,153,051
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	15,275,938
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	26,700,000	27,980,720
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	25,675,000	26,153,270
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	11,600,000	12,096,532
BGC Group, Inc.
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	16,020,015
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	26,088,180
BNP Paribas SA
4.38%, 05/12/2026(a)	16,910,000	16,907,015
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	8,000,000	7,992,426
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	16,000,000	15,397,416

	Par	Value
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	$6,825,000	$6,903,491
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	12,296,000	11,631,216
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	47,000,000	48,412,499
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030)(a)	10,500,000	9,948,840
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	20,000,000	20,431,178
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	25,000,000	22,845,340
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	5,000,000	4,523,968
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	18,000,000	18,719,272
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	7,000,000	7,318,491
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	6,180,000	5,481,182
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	51,889,000	46,614,279
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	22,896,000	25,532,525
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	18,330,000	19,465,066
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	10,000,000	10,448,862
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	12,000,000	12,610,828
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	20,000,000	20,282,062
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	4,000,000	4,011,582
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,889,839

The accompanying notes are an integral part of these financial statements.

99

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	$16,000,000	$16,269,146
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,502,953
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	12,000,000	12,383,731
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	15,000,000	15,127,853
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,992,908
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	25,000,000	26,548,537
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,989,821
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,934,253
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,270,673
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	10,600,000	11,127,700
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,404,067
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,718,398
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)	13,000,000	12,990,354
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	19,283,480
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	16,238,583
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	29,484,966
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	29,382,551
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	33,726,495

	Par	Value
Centene Corp.
4.25%, 12/15/2027 (Callable 01/17/2026)	$15,000,000	$14,911,543
2.45%, 07/15/2028 (Callable 05/15/2028)	27,000,000	25,284,487
4.63%, 12/15/2029 (Callable 02/01/2026)	24,388,000	23,658,094
3.38%, 02/15/2030 (Callable 01/17/2026)	4,175,000	3,841,968
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,945,380
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	64,620,366
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,587,857
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (Callable 05/18/2030)(a)	8,000,000	8,216,657
6.20%, 06/18/2035 (Callable 03/18/2035)(a)	5,000,000	5,271,032
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,648,561
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,732,670
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	30,260,563
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	10,005,684
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	6,750,000	6,899,697
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	80,000,000	74,196,772
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	10,000,000	10,043,337
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,540,977
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,451,464
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	32,000,000	32,799,445
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	23,236,185

The accompanying notes are an integral part of these financial statements.

100

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	$33,838,000	$35,314,130
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	38,202,310
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,781,496
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,894,756
CNO Global Funding
5.88%, 06/04/2027(a)	18,000,000	18,400,409
4.38%, 09/08/2028(a)	17,650,000	17,679,893
2.65%, 01/06/2029(a)	11,970,000	11,385,331
4.70%, 12/11/2030(a)	40,000,000	40,084,665
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	32,454,000	29,583,488
3.78%, 03/14/2032(a)	12,450,000	11,867,621
5.84%, 03/13/2034(a)	8,800,000	9,290,630
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	35,000,000	33,782,603
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031)(a)	5,500,000	4,396,280
Constellation Global Funding, 4.85%, 10/22/2030(a)	32,500,000	32,256,412
Cooperatieve Rabobank UA
3.75%, 07/21/2026	36,000,000	35,918,399
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,760,000	12,890,178
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028)(a)	5,301,000	5,456,465
Corebridge Global Funding
4.90%, 01/07/2028(a)	12,000,000	12,199,439
5.20%, 01/12/2029(a)	5,900,000	6,055,297
5.20%, 06/24/2029(a)	6,000,000	6,164,281
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	8,000,000	8,062,097
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	13,000,000	13,277,832
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	15,000,000	15,814,788

	Par	Value
3.25%, 01/14/2030(a)	$13,043,000	$12,413,196
5.51%, 07/05/2033(a)	5,000,000	5,242,593
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	52,000,000	55,300,924
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	21,636,000	21,685,965
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	20,800,000	21,626,140
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	20,000,000	20,186,497
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,183,869
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,903,201
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	2,980,000	3,042,095
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,235,992
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,000,000	26,662,741
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,127,215
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,020,000	7,198,652
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,153,559
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	18,750,000	17,872,521
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	44,193,309
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,500,000	5,055,191
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	63,043,936
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034 (Callable 11/10/2032)	4,000,000	4,400,624

The accompanying notes are an integral part of these financial statements.

101

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	$7,000,000	$7,047,382
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	41,113,665
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030)(a)	15,000,000	14,956,545
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	7,161,519
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,182,436
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,710,663
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,810,274
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	17,800,000	18,290,121
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	4,620,000	4,740,925
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,290,699
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,567,366
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,772,069
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,295,718
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,950,964
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	14,000,000	14,149,116
5.70%, 03/14/2028(a)	22,000,000	22,785,950
4.57%, 08/26/2030(a)	13,800,000	13,905,136
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	4,050,566
First Citizens BancShares, Inc./NC, 5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	12,500,000	12,702,412
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	6,000,000	6,130,577
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046)(b)	1,850,000	185
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	15,000,000	14,132,465

	Par	Value
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	$5,800,000	$6,122,537
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	6,800,000	6,987,750
FMR LLC
4.95%, 02/01/2033(a)	4,235,000	4,268,821
6.50%, 12/14/2040(a)	1,820,000	2,021,329
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	25,000,000	25,531,096
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,438,377
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,026,025
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	132,860
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,942,429
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,776,002
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	31,050,000	31,122,289
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	25,000,000	25,633,866
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	10,142,910
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	15,000,000	15,503,271
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	45,000,000	40,010,719
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	9,126,582
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	10,160,044
6.75%, 10/01/2037	300,000	335,724
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034)(a)	10,000,000	10,066,099
Guardian Life Insurance Co. of America
4.88%, 06/19/2064(a)	6,715,000	5,764,193

The accompanying notes are an integral part of these financial statements.

102

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	$4,510,000	$3,028,994
4.85%, 01/24/2077(a)	16,363,000	13,469,554
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	13,575,000	13,794,228
Hartford Insurance Group, Inc., 6.10%, 10/01/2041	2,925,000	3,128,890
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,264,722
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054)(a)	13,098,000	13,675,365
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	7,000,000	6,070,180
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054)(a)	14,350,000	14,337,632
Horace Mann Educators Corp., 4.70%, 10/01/2030 (Callable 09/01/2030)	19,200,000	19,052,822
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	10,000,000	9,693,014
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)	20,000,000	20,909,759
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,523,263
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	4,055,622
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,082,376
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	21,866,902
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,859,654
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	15,000,000	15,280,997
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	20,000,000	20,297,758
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,248,710
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,657,527

	Par	Value
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	$10,000,000	$9,514,927
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,720,038
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	10,325,980
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	10,200,000	10,462,301
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	28,874,824
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	12,000,000	12,704,192
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	8,150,000	8,432,605
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	31,532,202
5.55%, 05/01/2035 (Callable 02/01/2035)	8,925,000	9,132,530
8.15%, 06/15/2038	8,983,000	10,885,095
Huntington Bancshares, Inc./OH
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	8,327,000	8,735,292
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	5,000,000	5,148,963
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,760,210
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,616,826
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	13,656,208
Jackson National Life Global Funding
4.90%, 01/13/2027(a)	10,000,000	10,080,881
5.55%, 07/02/2027(a)	20,000,000	20,418,326
4.55%, 09/09/2030(a)	15,000,000	14,952,795
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027)(a)	1,500,000	1,526,469
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	20,000,000	20,360,002
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,723,589

The accompanying notes are an integral part of these financial statements.

103

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.45%, 06/08/2027	$1,300,000	$1,341,504
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	27,201,864
4.15%, 01/23/2030	30,200,000	29,813,427
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	24,320,430
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,818,081
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,829,764
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	25,244,815
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	50,526,970
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	16,700,000	17,015,914
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	18,000,000	17,192,935
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	28,436,343
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,464,366
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,722,746
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,408,977
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,414,513
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	5,725,000	5,794,035
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	26,451,000	27,323,437
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	29,995,000	30,571,662
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,539,715

	Par	Value
KeyBank NA, 3.40%, 05/20/2026	$21,575,000	$21,526,271
Liberty Mutual Group, Inc.
6.50%, 03/15/2035(a)	750,000	807,558
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	900,000	668,327
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	375,000	421,965
Lincoln National Corp.
2.33%, 08/15/2030 (Callable 05/15/2030)(a)	33,383,000	30,315,943
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,900,051
5.35%, 11/15/2035 (Callable 08/15/2035)	13,000,000	13,144,067
6.30%, 10/09/2037	2,190,000	2,357,317
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(a)	14,250,000	14,386,701
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,788,257
4.38%, 03/22/2028	15,000,000	15,096,076
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(c)	39,477,000	39,169,377
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	25,363,000	25,849,201
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,718,925
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,470,421
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	14,450,000	14,416,766
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	31,630,682
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,246,920
4.00%, 03/15/2029 (Callable 02/01/2026)(a)	53,382,000	52,525,714
5.20%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,243,570
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	4,000,000	3,894,873
6.00%, 05/20/2034 (Callable 02/20/2034)	35,556,000	37,461,156
5.75%, 06/15/2035 (Callable 03/15/2035)	8,500,000	8,761,773

The accompanying notes are an integral part of these financial statements.

104

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	$26,406,000	$28,659,882
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028)(a)	29,220,000	29,671,688
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	20,659,000	21,663,498
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	24,217,000	24,566,207
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	8,605,000	9,211,762
Macquarie Bank Ltd.
3.62%, 06/03/2030(a)	28,805,000	27,583,290
6.80%, 01/18/2033(a)	10,000,000	10,941,629
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	12,000,000	12,183,868
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	6,440,000	6,391,508
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	16,751,000	15,249,785
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	19,560,000	17,709,901
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	9,477,000	10,336,069
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,928,604
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	15,000,000	10,565,375
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,566,417
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,892,512
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	9,000,000	8,378,406
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(c)	26,000,000	23,017,212
3.73%, 10/15/2070(a)	19,253,000	12,494,610
4.90%, 04/01/2077(a)	13,000,000	10,502,118

	Par	Value
MBIA Insurance Corp., 15.43% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	$700,000	$7,000
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,155,859
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	9,025,000	8,567,990
5.15%, 03/28/2033(a)	12,656,000	13,042,717
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	24,059,568
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,130,816
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	5,500,000	5,672,891
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,889,647
3.17%, 09/11/2027	22,000,000	21,744,341
4.02%, 03/05/2028	2,650,000	2,658,160
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	14,719,000	15,312,743
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,514,354
Molina Healthcare, Inc.
6.50%, 02/15/2031 (Callable 12/15/2027)(a)	13,950,000	14,327,068
6.25%, 01/15/2033 (Callable 01/15/2028)(a)	5,000,000	5,097,324
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)(d)	22,350,000	22,197,856
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,974,798
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	8,586,000	8,540,027
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,210,228
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	15,000,000	15,301,837

The accompanying notes are an integral part of these financial statements.

105

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	$15,000,000	$15,342,573
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	15,000,000	14,965,162
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,632,159
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,486,312
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,960,838
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,340,801
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029(a)	12,675,000	12,881,974
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	60,200,000	54,670,664
2.99%, 05/21/2031(a)	24,495,000	22,550,590
6.43%, 01/12/2033(a)	12,025,000	13,064,846
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	5,000,000	4,872,959
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	6,000,000	6,318,640
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	14,000,000	12,815,326
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	15,000,000	15,148,833
5.60%, 12/18/2028	20,000,000	20,884,610
4.50%, 10/10/2029	10,000,000	10,110,976
Nationwide Building Society
4.00%, 09/14/2026(a)	63,394,000	63,282,189
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	8,000,000	8,151,222
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(c)	18,250,000	18,275,018
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	25,530,000	25,779,350

	Par	Value
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(c)	$20,825,000	$20,547,037
5.54% to 07/14/2035 then SOFR + 1.65%, 07/14/2036 (Callable 07/14/2035)(a)	19,525,000	20,202,485
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	17,500,000	13,296,613
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031(a)	7,000,000	8,163,604
7.88%, 04/01/2033(a)	5,600,000	6,343,882
9.38%, 08/15/2039(a)	23,409,000	31,370,978
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	11,597,877
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(c)	5,150,000	5,238,135
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,863,059
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	11,000,000	11,045,009
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,980,922
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	9,216,732
NatWest Markets PLC, 5.42%, 05/17/2027(a)	25,000,000	25,502,704
New York Life Global Funding, 5.00%, 06/06/2029(a)	11,700,000	12,014,658
New York Life Insurance Co.
6.75%, 11/15/2039(a)	25,105,000	28,719,484
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	14,500,000	11,351,844
NLG Global Funding
5.40%, 01/23/2030(a)	9,800,000	10,082,330
4.35%, 09/15/2030(a)	18,825,000	18,602,307
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,911,082
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,324,144
2.17%, 07/14/2028	30,000,000	28,556,889
2.71%, 01/22/2029	9,600,000	9,162,644

The accompanying notes are an integral part of these financial statements.

106

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	$10,000,000	$10,405,508
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	9,113,670
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	10,475,000	11,056,608
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	9,700,000	6,456,622
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,877,616
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,170,029
Pricoa Global Funding I
5.10%, 05/30/2028(a)	4,700,000	4,818,031
4.65%, 08/27/2031(a)	6,650,000	6,741,104
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	9,000,000	8,988,485
Principal Life Global Funding II, 5.10%, 01/25/2029(a)	10,000,000	10,245,374
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,295,525
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	4,105,000	4,117,255
5.35%, 12/15/2035 (Callable 09/15/2035)(a)	28,300,000	28,663,577
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,850,000	16,337,748
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,757,935
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,771,931
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	4,186,039
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,645,473
Rocket Cos., Inc., 6.13%, 08/01/2030 (Callable 08/01/2027)(a)	5,000,000	5,170,050
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 02/01/2026)(a)	10,000,000	9,854,135
Sammons Financial Group Global Funding
5.05%, 01/10/2028(a)	16,500,000	16,760,373
5.10%, 12/10/2029(a)	11,650,000	11,952,279

	Par	Value
4.80%, 12/12/2030(a)	$40,000,000	$40,120,171
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031)(a)	25,000,000	23,195,822
Santander Holdings USA, Inc.
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,606,698
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	16,114,458
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	19,777,407
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	10,014,000	10,466,205
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	14,960,000	14,980,706
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	3,550,000	3,703,825
5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036 (Callable 09/22/2035)	13,925,000	13,877,314
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	8,435,000	8,062,845
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	10,000,000	10,282,863
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	35,000,000	36,617,355
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	57,037,000	58,913,074
Societe Generale SA
4.25%, 08/19/2026(a)	10,572,000	10,556,177
5.25%, 02/19/2027(a)	18,000,000	18,206,182
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	14,275,000	14,850,730
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	13,975,000	14,315,984
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	7,475,000	7,714,863
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	13,575,000	14,002,255

The accompanying notes are an integral part of these financial statements.

107

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	$18,760,000	$16,997,190
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	4,000,000	4,228,724
3.63%, 03/01/2041(a)	9,200,000	6,835,689
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042)(a)	3,600,000	2,777,846
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054)(a)	13,000,000	13,643,219
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	15,000,000	14,985,686
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	18,000,000	17,717,628
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	15,000,000	15,973,561
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	4,000,000	4,156,919
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	15,000,000	15,394,657
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029)(a)	3,000,000	3,228,413
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	30,000,000	30,611,089
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	38,925,000	35,241,142
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	32,750,000	34,637,492

	Par	Value
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035)(a)	$20,000,000	$21,771,996
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035)(a)	5,000,000	5,105,588
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,194,714
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,916,121
5.80%, 07/13/2028	10,000,000	10,417,476
5.85%, 07/13/2030	23,375,000	24,860,908
1.71%, 01/12/2031	4,008,000	3,529,060
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	10,000,000	9,885,373
5.50%, 06/15/2028(a)	22,195,000	22,939,516
Swedbank AB, 5.41%, 03/14/2029(a)	19,000,000	19,669,581
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055)(a)	25,998,000	26,995,948
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	19,618,000	20,010,259
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	42,800,852
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	35,496,448
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	7,550,000	7,647,501
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	14,525,000	14,903,244
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	23,505,546
7.25%, 02/02/2033 (Callable 11/02/2032)	12,000,000	12,908,821
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	7,869,000	8,093,959
Synovus Financial Corp., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,582,645
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 02/01/2026)	15,776,000	15,779,180
6.13%, 08/15/2043	23,630,000	23,829,747

The accompanying notes are an integral part of these financial statements.

108

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	$10,000,000	$10,161,358
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,632,839
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	13,062,000	12,597,684
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	30,000,000	30,011,396
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	19,400,000	19,341,127
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	10,000,000	9,840,979
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	24,750,000	24,788,096
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	43,850,000	43,611,742
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028)(a)	5,000,000	5,266,484
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,829,669
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	21,550,000	19,118,695
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	12,500,000	11,609,237
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032)(a)	3,000,000	3,047,595
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032)(a)	15,500,000	15,536,035
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	12,022,406
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,731,495
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,451,161

	Par	Value
Voya Global Funding, 4.60%, 11/24/2030(a)	$10,000,000	$10,057,399
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,208,557
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,952,244
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,562,484
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	20,000,000	20,378,745
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	22,955,000	23,784,536
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,528,992
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,672,994
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	29,401,538
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,316,361
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	27,220,228
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	19,347,000	20,241,841
Western-Southern Global Funding, 4.70%, 12/10/2032(a)	20,000,000	19,914,380
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,993,713
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	3,104,849
6.82%, 11/17/2033	6,000,000	6,722,328
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,843,494
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	40,000,000	36,258,404

The accompanying notes are an integral part of these financial statements.

109

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	$32,775,000	$33,911,982
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	10,093,544
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,199,557
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,509,848
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	5,010,282
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,744,150
		8,455,269,409
Industrials - 23.8%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026)(a)	5,000,000	5,132,908
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 01/12/2026)(a)	500,000	486,956
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)	250,000	258,689
AbbVie, Inc., 4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,676,917
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,009,994
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(a)	1,000,000	1,011,236
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)	2,250,000	2,194,419
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,588,690
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 01/17/2026)(a)	1,500,000	1,533,826
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,888,987
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,127,868
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028)(a)	25,675,000	26,313,280
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	4,000,000	4,119,278
3.75%, 01/15/2030 (Callable 10/15/2029)(a)	3,000,000	2,903,913

	Par	Value
4.00%, 01/15/2031 (Callable 10/15/2030)(a)	$10,440,000	$10,074,990
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	27,958,000	25,680,236
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	42,125,000	41,285,414
5.25%, 10/30/2035 (Callable 07/30/2035)(a)	18,500,000	18,108,316
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029 (Callable 02/01/2026)(a)	1,500,000	1,440,513
5.50%, 03/31/2031 (Callable 11/15/2027)(a)	3,000,000	3,033,372
6.25%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,028,013
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029)(a)	6,110,000	5,854,517
2.60%, 05/27/2030 (Callable 02/27/2030)(a)	6,475,000	6,024,743
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029)(a)	6,500,000	6,163,926
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,976,233
Allison Transmission, Inc., 5.88%, 12/01/2033 (Callable 12/01/2028)(a)	3,000,000	3,048,995
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029)(a)	6,000,000	5,617,355
3.25%, 02/25/2031 (Callable 11/25/2030)(a)	10,000,000	8,506,566
Ambipar Lux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027)(a)	500,000	110,000
10.88%, 02/05/2033 (Callable 02/05/2029)(a)	1,000,000	175,000
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,929,267
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	26,391,736
American Tower Corp., 4.70%, 12/15/2032 (Callable 10/15/2032)	18,775,000	18,817,511
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,952,590
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,866,503
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,339,928

The accompanying notes are an integral part of these financial statements.

110

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Amrize Finance US LLC
3.50%, 09/22/2026 (Callable 06/22/2026)	$12,565,000	$12,492,994
4.95%, 04/07/2030 (Callable 03/07/2030)	10,000,000	10,232,808
7.13%, 07/15/2036	1,500,000	1,722,993
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,029,989
Anglo American Capital PLC
4.75%, 04/10/2027(a)	12,033,000	12,126,417
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	11,000,000	11,065,720
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	3,000,000	3,134,819
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	16,025,000	14,785,958
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	12,450,000	12,899,569
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	15,000,000	15,749,479
3.95%, 09/10/2050 (Callable 03/10/2050)(a)	10,000,000	7,526,597
6.00%, 04/05/2054 (Callable 10/05/2053)(a)	5,000,000	5,020,097
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	56,166,000	52,186,200
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,347,882
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027)(a)	3,000,000	3,105,252
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030)(a)	6,000,000	5,437,759
6.25%, 05/02/2034 (Callable 02/02/2034)(a)	16,719,000	18,008,035
5.63%, 09/09/2035 (Callable 06/09/2035)(a)	16,375,000	16,858,062
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	20,575,000	20,787,354
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	14,650,000	13,695,664
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 02/01/2026)(a)	1,000,000	999,863
ArcelorMittal SA
4.55%, 03/11/2026	30,930,000	30,940,697

	Par	Value
4.25%, 07/16/2029	$15,000,000	$15,028,376
6.80%, 11/29/2032 (Callable 08/29/2032)	28,467,000	31,919,678
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,844,580
7.00%, 10/15/2039(e)	11,096,000	12,546,912
6.75%, 03/01/2041(e)	6,000,000	6,578,568
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	27,401,324
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031)(a)	12,000,000	12,706,560
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 01/17/2026)(a)	3,000,000	2,948,783
6.88%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,054,130
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 01/12/2026)(a)	9,000,000	8,904,340
4.25%, 11/01/2029 (Callable 01/12/2026)(a)	4,100,000	4,053,162
2.45%, 08/12/2031 (Callable 05/12/2031)(a)	23,840,000	21,296,966
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	17,450,000	18,040,769
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	5,000,000	5,166,391
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	9,000,000	9,535,948
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	6,700,000	7,034,295
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	39,225,000	39,697,571
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	11,002,813
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	12,251,164
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,422,324
5.70%, 11/01/2054 (Callable 05/01/2054)	10,000,000	9,625,080
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	26,762,701
6.05%, 08/15/2056 (Callable 02/15/2056)	13,750,000	13,875,354
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,480,933
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	21,039,330
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	19,550,000	19,615,879

The accompanying notes are an integral part of these financial statements.

111

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	$10,175,000	$9,500,480
Ball Corp.
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,146,180
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,623,663
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	10,124,254
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	10,229,000	9,664,709
5.65%, 12/15/2035 (Callable 09/15/2035)	32,325,000	32,809,546
Bayer US Finance II LLC
4.63%, 06/25/2038 (Callable 12/25/2037)(a)	12,000,000	11,020,342
4.40%, 07/15/2044 (Callable 01/15/2044)(a)	5,125,000	4,149,077
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,856,430
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	7,111,542
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 02/01/2026)(a)	13,027,000	13,029,399
5.80%, 06/15/2031 (Callable 04/15/2031)	25,775,000	27,230,901
5.65%, 01/15/2034 (Callable 10/15/2033)	15,225,000	15,887,941
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	5,000,000	3,823,930
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,486,873
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	29,298,138
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	14,012,817
5.38%, 02/15/2036 (Callable 11/15/2035)	30,000,000	30,216,440
Boeing Co.
2.20%, 02/04/2026 (Callable 01/12/2026)	25,550,000	25,501,416
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,741,568
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,935,003

	Par	Value
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027)(a)	$1,000,000	$1,062,805
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 02/01/2026)(a)	1,000,000	981,929
4.00%, 07/01/2029 (Callable 01/12/2026)(a)	15,280,000	14,943,140
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028)(a)	1,440,000	1,407,586
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,915,421
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,640,613
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030)(a)	10,000,000	3,915,750
8.00%, 10/15/2034 (Callable 07/15/2034)(a)	2,000,000	775,000
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,736,317
British Telecommunications PLC, 9.63%, 12/15/2030(e)	66,379,000	81,098,032
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,985,873
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,271,028
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,949,026
2.45%, 02/15/2031 (Callable 11/15/2030)	7,250,000	6,636,851
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,805,819
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	12,000,000	11,751,782
3.47%, 04/15/2034 (Callable 01/15/2034)	10,000,000	9,138,625
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	13,250,000	11,437,868
3.50%, 02/15/2041 (Callable 08/15/2040)	16,000,000	13,050,129
Builders FirstSource, Inc., 6.75%, 05/15/2035 (Callable 05/15/2030)(a)	1,000,000	1,045,514
Bunge Ltd. Finance Corp.
2.00%, 04/21/2026 (Callable 03/21/2026)	15,000,000	14,907,219
3.25%, 08/15/2026 (Callable 05/15/2026)	6,613,000	6,584,652
4.90%, 04/21/2027 (Callable 03/21/2027)	7,725,000	7,812,236
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,702,995

The accompanying notes are an integral part of these financial statements.

112

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.20%, 04/21/2031 (Callable 01/01/2031)	$55,139,000	$51,954,817
5.25%, 04/21/2032 (Callable 01/01/2032)	22,000,000	22,637,223
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,610,167
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	906,037
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038)(a)	15,000,000	12,816,373
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,607,745
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,397,289
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 01/12/2026)(a)	15,000,000	14,351,682
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,576,085
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,597,100
Carnival Corp.
4.00%, 08/01/2028 (Callable 05/01/2028)(a)	22,000,000	21,676,409
5.13%, 05/01/2029 (Callable 02/01/2029)(a)	10,000,000	10,110,894
Carpenter Technology Corp., 5.63%, 03/01/2034 (Callable 03/01/2029)(a)	1,000,000	1,015,394
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,637,816
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,639,595
CBRE Services, Inc.
4.90%, 01/15/2033 (Callable 11/15/2032)	10,725,000	10,791,215
5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,351,501
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	19,725,000	18,609,261
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 02/01/2026)(a)	20,000,000	19,102,190
4.50%, 08/15/2030 (Callable 02/01/2026)(a)	10,000,000	9,415,119
7.38%, 03/01/2031 (Callable 03/01/2026)(a)	17,799,000	18,163,658

	Par	Value
CDW LLC / CDW Finance Corp.
3.28%, 12/01/2028 (Callable 10/01/2028)	$9,829,000	$9,551,690
5.10%, 03/01/2030 (Callable 02/01/2030)	9,040,000	9,211,721
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,988,576
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	18,473,551
Celanese US Holdings LLC, 6.83%, 07/15/2029 (Callable 05/15/2029)(e)	14,876,000	15,605,978
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	28,000,000	22,211,940
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,256,365
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026)(a)	3,000,000	2,843,647
Charter Communications Operating LLC, 6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	64,021,912
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,538,501
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,539,937
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,233,740
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,230,602
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,566,919
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,228,754
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,805,325
5.75%, 08/15/2034 (Callable 02/15/2034)	6,000,000	6,276,658
5.55%, 10/30/2035 (Callable 04/30/2035)(a)	5,000,000	5,125,107
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,148,285
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	20,000,000	18,143,056
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 02/04/2028)(a)	7,875,000	8,191,024
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,950,022

The accompanying notes are an integral part of these financial statements.

113

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.88%, 09/15/2032 (Callable 07/15/2032)	$16,450,000	$16,690,039
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,299,574
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033)(a)	10,000,000	10,875,179
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 02/01/2026)(a)	100,000	100,098
6.38%, 02/01/2031 (Callable 02/01/2026)(a)	1,000,000	1,028,983
5.75%, 10/15/2033 (Callable 10/15/2028)(a)	2,000,000	2,052,000
CNH Industrial Capital LLC
1.88%, 01/15/2026	14,250,000	14,238,341
4.75%, 03/21/2028 (Callable 02/21/2028)	10,000,000	10,116,884
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	26,020,415
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(a)	8,350,000	8,428,926
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,691,153
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	5,000,000	5,296,684
6.54%, 11/15/2053 (Callable 05/15/2053)(a)	3,400,000	3,635,671
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,368,875
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,994,180
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,823,191
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,209,857
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,479,285
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	5,978,158
Commercial Metals Co.
5.75%, 11/15/2033 (Callable 11/15/2028)(a)	9,000,000	9,202,788
6.00%, 12/15/2035 (Callable 12/15/2030)(a)	1,000,000	1,026,232
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	19,001,180

	Par	Value
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	$6,625,000	$6,344,413
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	69,277,000	71,479,147
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (Callable 01/16/2029)(a)	8,000,000	8,156,746
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	8,103,358
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	10,000,000	9,856,276
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	13,047,000	12,169,572
4.70%, 12/15/2042(a)	1,670,000	1,329,907
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	22,900,000	14,077,282
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,629,270
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	5,050,924
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026)(a)	15,000,000	13,936,650
CSX Corp.
6.22%, 04/30/2040	475,000	523,037
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,398,711
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,396,052
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,363,810
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	42,679,110
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	28,851,998
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,849,148
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,991,536
CVS Pass-Through Trust, 7.51%, 01/10/2032(a)	15,918,715	16,904,756
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 01/12/2026)(a)	1,500,000	1,524,648
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,323,494
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,694,109
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	9,205,389

The accompanying notes are an integral part of these financial statements.

114

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	$8,395,000	$8,434,376
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,474,166
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,941,450
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	49,483,969
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	7,179,344
5.55%, 04/01/2035 (Callable 01/01/2035)	7,175,000	7,388,685
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,856,306
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 02/01/2026)(a)	16,211,000	16,006,243
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,538,095
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	11,988,000	11,786,152
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	56,592,618
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,634,972
5.00%, 03/15/2036 (Callable 12/15/2035)	7,250,000	7,117,499
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,339,181
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,587,508
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	12,186,138
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	15,600,000	15,738,409
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	50,400,000	53,174,455
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	9,275,000	9,488,351
4.64%, 11/24/2030 (Callable 10/24/2030)(a)	16,850,000	16,911,996
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)	8,000,000	8,501,200
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,301,130
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	27,068,639

	Par	Value
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	$8,650,000	$8,654,427
5.63%, 05/01/2027 (Callable 01/17/2026)(a)	9,107,000	9,106,256
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,728,711
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,977,640
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,646,670
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,772,000
6.00%, 02/01/2029 (Callable 02/01/2026)(a)	8,900,000	8,997,106
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,458,031
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,490,540
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	12,297,000	12,776,355
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,369,818
6.63%, 10/15/2036	3,575,000	3,886,993
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,784,707
6.10%, 02/15/2042	1,000,000	1,002,851
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,653,013
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,434,587
5.40%, 10/01/2047 (Callable 04/01/2047)	7,550,000	6,806,383
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,864,720
6.20%, 04/01/2055 (Callable 10/01/2054)	5,000,000	4,917,457
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,259,436
5.50%, 05/15/2034 (Callable 02/15/2034)(a)	6,100,000	6,302,140
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	7,000,000	7,339,367
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	6,000,000	5,967,488
Enpro, Inc., 6.13%, 06/01/2033 (Callable 06/01/2028)(a)	1,000,000	1,031,825
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,610,149
EQT Corp.
6.38%, 04/01/2029 (Callable 04/01/2026)	7,000,000	7,245,186
7.00%, 02/01/2030 (Callable 11/01/2029)(e)	28,813,000	31,316,856

The accompanying notes are an integral part of these financial statements.

115

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
7.50%, 06/01/2030 (Callable 12/01/2029)	$8,606,000	$9,473,606
4.75%, 01/15/2031 (Callable 07/15/2030)	17,900,000	18,034,308
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	100,000	94,141
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,330,354
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,410,926
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027)(a)	500,000	528,136
Excelerate Energy LP, 8.00%, 05/15/2030 (Callable 05/15/2027)(a)	7,500,000	7,926,570
Fair Isaac Corp., 6.00%, 05/15/2033 (Callable 05/15/2028)(a)	100,000	102,724
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,456,378
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,837,489
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	8,085,756
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	37,052,000	37,332,574
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	2,378,000	2,366,704
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)	20,804,000	20,188,354
5.63%, 08/21/2033 (Callable 05/21/2033)	35,000,000	36,144,209
5.45%, 03/15/2034 (Callable 12/15/2033)	2,000,000	2,030,675
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,652,318
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	9,843,093
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	30,000,000	27,634,999
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,300,000	28,275,387
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,324,965
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,820,013
5.25%, 01/15/2032 (Callable 11/15/2031)	57,389,000	58,566,878

	Par	Value
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	$7,075,000	$6,750,979
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,479,113
Ford Motor Credit Co. LLC
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,855,075
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,113,078
5.92%, 03/20/2028 (Callable 02/20/2028)	15,600,000	15,966,005
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,402,177
5.73%, 09/05/2030 (Callable 08/05/2030)	19,000,000	19,313,978
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031)(a)	560,000	541,458
6.13%, 04/15/2032 (Callable 01/15/2032)(a)	10,000,000	10,409,563
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,464,462
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,929,457
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	10,000,000	10,613,116
5.88%, 01/25/2034 (Callable 10/25/2033)(a)	3,000,000	3,086,115
6.25%, 01/25/2035 (Callable 10/25/2034)(a)	18,774,000	19,955,587
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 02/01/2026)	12,000,000	12,003,456
4.13%, 03/01/2028 (Callable 02/01/2026)	11,550,000	11,519,263
4.38%, 08/01/2028 (Callable 02/01/2026)	6,545,000	6,547,540
5.25%, 09/01/2029 (Callable 02/01/2026)	14,415,000	14,660,919
4.25%, 03/01/2030 (Callable 02/01/2026)	29,799,000	29,591,069
4.63%, 08/01/2030 (Callable 02/01/2026)	3,000,000	3,024,038
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	43,130,000	42,096,300
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	46,700,000	41,519,107
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	13,625,000	12,295,299
Gartner, Inc., 4.95%, 03/20/2031 (Callable 02/20/2031)	12,000,000	12,067,748

The accompanying notes are an integral part of these financial statements.

116

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
General Motors Co.
5.35%, 04/15/2028 (Callable 03/15/2028)	$18,700,000	$19,160,448
5.63%, 04/15/2030 (Callable 03/15/2030)	7,825,000	8,159,950
General Motors Financial Co., Inc.
1.25%, 01/08/2026	18,125,000	18,116,111
5.40%, 04/06/2026	10,000,000	10,034,830
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,681,901
5.05%, 04/04/2028	12,500,000	12,734,187
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,365,360
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,645,837
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,523,068
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	8,132,876
5.45%, 07/15/2030 (Callable 06/15/2030)	10,875,000	11,302,813
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	4,000,000	4,125,012
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	29,579,099
6.00%, 06/04/2029 (Callable 05/04/2029)	36,925,000	38,592,279
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	7,500,000	7,504,016
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,322,757
GFL Environmental, Inc.
3.50%, 09/01/2028 (Callable 03/01/2028)(a)	22,000,000	21,633,476
6.75%, 01/15/2031 (Callable 01/15/2027)(a)	3,000,000	3,147,492
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041(a)	9,400,000	9,720,639
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)(e)	3,543,000	3,437,941
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	17,000,000	16,984,541
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	18,000,000	18,297,584
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	5,000,000	5,162,753
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	5,615,000	5,149,151

	Par	Value
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	$12,500,000	$13,188,719
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	10,000,000	11,060,021
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	22,321,000	23,351,287
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	7,500,000	5,574,108
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	4,000,000	2,701,634
5.89%, 04/04/2054 (Callable 10/04/2053)(a)	6,775,000	6,763,301
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 02/01/2026)	10,035,000	10,037,045
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,639,803
4.88%, 11/15/2030 (Callable 10/15/2030)	25,000,000	25,055,137
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)	1,000,000	1,024,981
Grand Canyon University, 5.13%, 10/01/2028 (Callable 08/01/2028)	6,514,000	6,462,548
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027)(a)	5,000,000	4,841,627
3.50%, 03/01/2029 (Callable 09/01/2028)(a)	5,000,000	4,783,170
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034)(a)	10,000,000	10,279,900
5.76%, 12/09/2054 (Callable 06/09/2054)(a)	6,150,000	6,169,957
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	9,575,000	8,703,680
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,671,000	22,191,514
4.00%, 09/06/2049(a)	19,500,000	14,971,301
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035)(a)	5,000,000	5,133,603
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	10,000,000	10,143,168
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,716,376
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,002,180
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,536,761
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,248,598
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,861,890

The accompanying notes are an integral part of these financial statements.

117

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.50%, 09/01/2030 (Callable 03/01/2030)	$5,000,000	$4,813,157
5.50%, 03/01/2032 (Callable 01/01/2032)	8,000,000	8,348,886
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	9,277,351
5.75%, 03/01/2035 (Callable 12/01/2034)	6,250,000	6,572,534
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,338,222
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,217,515
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,973,282
6.20%, 03/01/2055 (Callable 09/01/2054)	4,000,000	4,089,327
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	11,500,000	11,582,470
Herc Holdings, Inc.
6.63%, 06/15/2029 (Callable 06/15/2026)(a)	15,000,000	15,578,173
7.00%, 06/15/2030 (Callable 06/15/2027)(a)	4,000,000	4,209,573
5.75%, 03/15/2031 (Callable 03/15/2028)(a)	2,000,000	2,030,636
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 03/01/2026)(a)	10,625,000	10,812,839
6.50%, 06/01/2029 (Callable 06/01/2026)(a)	12,406,000	12,830,099
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	19,700,000	19,724,172
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	10,114,149
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	29,736,453
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(e)	19,000,000	18,959,807
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 01/12/2026)	22,900,000	22,904,426
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,944,151
5.75%, 01/15/2031 (Callable 12/15/2030)	14,925,000	15,430,899
5.50%, 09/01/2032 (Callable 07/01/2032)	10,200,000	10,350,406
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (Callable 03/15/2028)(a)	3,000,000	3,086,145
5.75%, 09/15/2033 (Callable 07/01/2028)(a)	4,000,000	4,093,660

	Par	Value
Hologic, Inc., 3.25%, 02/15/2029 (Callable 01/17/2026)(a)	$21,238,000	$20,931,557
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,616,028
4.00%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,930,026
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,881,385
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	11,369,144
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,131,577
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,057,208
Hyatt Hotels Corp.
5.75%, 03/30/2032 (Callable 01/30/2032)	20,016,000	21,006,743
5.40%, 12/15/2035 (Callable 09/15/2035)	22,725,000	22,825,744
Hyundai Capital America
5.50%, 03/30/2026(a)	7,775,000	7,800,124
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	30,000,000	29,510,174
5.28%, 06/24/2027(a)	17,350,000	17,637,153
4.88%, 11/01/2027(a)	21,825,000	22,114,867
4.90%, 06/23/2028(a)	19,650,000	19,963,896
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	15,000,000	15,486,748
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	10,000,000	10,466,450
5.30%, 01/08/2029 (Callable 12/08/2028)(a)	10,000,000	10,263,166
5.15%, 03/27/2030 (Callable 02/27/2030)(a)	15,000,000	15,379,560
4.50%, 09/18/2030 (Callable 08/18/2030)(a)	5,925,000	5,930,724
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	12,975,000	13,110,408
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,292,940
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	26,381,853
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028)(a)	500,000	521,190
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,343,309
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,157,770
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,218,209
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,634,763

The accompanying notes are an integral part of these financial statements.

118

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027)(a)	$4,165,000	$3,996,514
5.00%, 09/26/2048 (Callable 03/26/2048)	6,090,000	5,399,623
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 01/12/2026)(a)	2,500,000	2,498,614
6.25%, 02/01/2029 (Callable 01/01/2029)	23,041,000	24,300,161
6.50%, 05/15/2030 (Callable 05/15/2026)(a)	2,000,000	2,074,620
6.25%, 06/01/2032 (Callable 06/01/2028)(a)	8,000,000	8,359,345
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 01/12/2026)(a)	20,303,000	20,348,773
5.00%, 07/15/2028 (Callable 01/12/2026)(a)	4,000,000	3,995,170
7.00%, 02/15/2029 (Callable 01/12/2026)(a)	10,000,000	10,272,350
4.50%, 02/15/2031 (Callable 02/15/2026)(a)	10,000,000	9,534,963
6.25%, 01/15/2033 (Callable 12/06/2027)(a)	1,000,000	1,008,367
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	14,393,000	9,915,627
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	7,207,000	5,621,929
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,329,154
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,733,104
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055)(a)	15,000,000	14,947,857
6.38%, 04/15/2066 (Callable 10/15/2065)(a)	5,000,000	4,978,382
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	23,117,371
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,550,406
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,134,955
6.75%, 03/15/2034 (Callable 12/15/2033)	24,000,000	26,515,205
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	6,082,580

	Par	Value
6.50%, 12/01/2052 (Callable 06/01/2052)	$15,286,000	$15,758,796
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035)(a)	8,000,000	8,423,514
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	27,000,000	28,908,555
KB Home, 7.25%, 07/15/2030 (Callable 01/12/2026)	5,000,000	5,165,315
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026)(a)	3,250,000	3,411,521
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,933,784
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,448,505
5.35%, 07/30/2030 (Callable 06/30/2030)	13,625,000	14,224,209
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	5,045,616
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	6,000,000	5,450,251
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,927,805
6.50%, 02/01/2037	6,785,000	7,410,567
6.95%, 01/15/2038	26,159,000	29,455,245
7.50%, 11/15/2040	27,248,000	31,837,179
Kinder Morgan, Inc.
5.15%, 06/01/2030 (Callable 05/01/2030)	12,900,000	13,350,940
8.05%, 10/15/2030	15,384,000	17,785,670
7.80%, 08/01/2031	16,174,000	18,747,346
5.85%, 06/01/2035 (Callable 03/01/2035)	5,000,000	5,302,366
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 02/01/2026)(a)	21,000,000	21,624,393
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,999,957
Kioxia Holdings Corp., 6.25%, 07/24/2030 (Callable 07/24/2027)(a)	65,125,000	67,009,856
Kraft Heinz Foods Co.
6.75%, 03/15/2032(e)	10,000,000	11,042,056
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,298,731
5.00%, 06/04/2042	5,000,000	4,601,129
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,839,877

The accompanying notes are an integral part of these financial statements.

119

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	$18,100,000	$17,803,658
2.70%, 10/15/2028 (Callable 08/15/2028)	22,166,000	21,246,790
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,924,479
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,371,087
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,149,682
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,402,009
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	2,046,663
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	46,218,356
2.30%, 02/15/2031 (Callable 11/15/2030)	11,439,000	10,301,360
5.40%, 03/15/2032 (Callable 01/15/2032)	9,125,000	9,502,308
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	28,478,338
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	7,750,000	7,973,022
LG Energy Solution Ltd.
5.50%, 07/02/2034(a)	12,000,000	12,185,006
5.88%, 04/02/2035(a)	12,500,000	12,896,544
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,265,498
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	32,464,829
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,573,471
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 02/01/2026)(a)	25,000,000	24,236,627
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,810,373
LYB International Finance III LLC
5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,497,343
6.15%, 05/15/2035 (Callable 02/15/2035)	10,000,000	10,264,561
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,294,420

	Par	Value
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	$3,000,000	$3,022,474
5.15%, 03/01/2030 (Callable 02/01/2030)	15,375,000	15,838,619
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,418,517
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,115,846
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,220,779
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	10,295,768
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,667,238
6.25%, 05/01/2037	450,000	479,691
Masco Corp., 6.50%, 08/15/2032	15,834,000	17,322,454
MasTec, Inc.
4.50%, 08/15/2028 (Callable 02/01/2026)(a)	30,931,000	30,750,671
5.90%, 06/15/2029 (Callable 05/15/2029)	35,878,000	37,403,680
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	4,800,000	4,913,558
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031)(a)	3,000,000	3,089,012
Micron Technology, Inc., 6.05%, 11/01/2035 (Callable 08/02/2035)	13,600,000	14,541,278
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	33,714,000	33,777,865
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031)(a)	15,000,000	15,502,500
4.50%, 01/26/2050 (Callable 07/26/2049)(a)	8,000,000	6,740,000
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 02/01/2026)(a)	8,000,000	8,170,975
9.25%, 10/01/2028 (Callable 02/01/2026)(a)	24,646,000	25,867,464
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028)(a)	6,000,000	6,552,882
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,849,016
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,422,159
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,537,767

The accompanying notes are an integral part of these financial statements.

120

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.00%, 03/01/2033 (Callable 12/01/2032)	$4,425,000	$4,452,486
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	17,170,010
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,138,502
5.95%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,740,600
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,111,549
MSCI, Inc.
4.00%, 11/15/2029 (Callable 02/01/2026)(a)	17,403,000	17,029,274
3.63%, 09/01/2030 (Callable 02/01/2026)(a)	8,875,000	8,482,208
3.88%, 02/15/2031 (Callable 02/01/2026)(a)	26,900,000	25,858,408
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	10,000,000	9,398,949
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 02/01/2026)(a)	500,000	486,179
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	5,006,675
5.40%, 11/29/2043 (Callable 05/29/2043)	10,000,000	8,616,205
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)	10,600,000	10,940,410
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,019,665
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	488,281
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	42,204,000	42,374,684
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,248,165
7.05%, 09/15/2028 (Callable 08/15/2028)(a)	5,000,000	5,171,172
5.55%, 09/13/2029 (Callable 08/13/2029)(a)	58,055,000	57,849,469
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027)(a)	10,000,000	9,864,241
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,996,084
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,862,833

	Par	Value
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	$11,800,000	$7,542,869
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027)(a)	1,000,000	1,065,109
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,151,698
Novelis Corp.
6.88%, 01/30/2030 (Callable 01/30/2027)(a)	3,000,000	3,114,777
6.38%, 08/15/2033 (Callable 08/15/2028)(a)	7,000,000	7,096,398
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,997,000
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	6,062,127
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,623,954
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	30,242,505
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	15,533,000	15,566,868
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	13,491,339
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	15,683,400
7.15%, 05/15/2028	7,000,000	7,431,900
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,977,620
6.63%, 09/01/2030 (Callable 03/01/2030)	8,943,000	9,627,274
7.50%, 05/01/2031	20,063,000	22,574,767
7.88%, 09/15/2031	12,790,000	14,625,260
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	13,034,180
6.45%, 09/15/2036	7,125,000	7,594,986
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	31,117,876
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(a)	10,000,000	9,924,688
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	10,063,039
5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,471,758
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,800,455

The accompanying notes are an integral part of these financial statements.

121

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	$46,000,000	$45,092,193
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,316,415
4.30%, 07/08/2034 (Callable 01/08/2034)	14,782,000	13,390,621
3.90%, 05/15/2035 (Callable 11/15/2034)	13,143,000	11,348,820
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,277,204
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,304,364
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	28,812,106
Orange SA, 9.00%, 03/01/2031(e)	33,426,000	40,265,597
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029)(a)	5,000,000	4,497,393
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,325,699
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,977,163
7.00%, 12/01/2036(e)	13,205,000	15,006,648
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	10,000,000	10,368,224
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027)(a)	12,000,000	12,346,764
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	15,000,000	15,433,904
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	30,000,000	31,264,466
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,720,971
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	12,800,000	13,159,897
6.20%, 06/15/2030 (Callable 04/15/2030)(a)	6,000,000	6,410,850
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027)(a)	500,000	515,463
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (Callable 03/15/2030)(e)	25,250,000	24,424,974
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	4,871,277
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,234,785

	Par	Value
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	$6,000,000	$5,385,891
5.88%, 05/01/2042	5,000,000	5,069,431
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	12,056,565
4.95%, 03/15/2035 (Callable 12/15/2034)	13,000,000	12,945,815
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,698,770
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026)(a)	100,000	103,546
6.63%, 10/15/2032 (Callable 10/15/2027)(a)	1,000,000	1,035,445
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	18,100,862
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,426,835
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,722,132
Polaris, Inc.
6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,912,498
5.60%, 03/01/2031 (Callable 02/01/2031)	15,000,000	15,167,772
POSCO, 5.75%, 01/17/2028(a)	5,000,000	5,153,215
POSCO Holdings, Inc., 5.13%, 05/07/2030(a)	21,000,000	21,454,149
Post Holdings, Inc., 6.50%, 03/15/2036 (Callable 03/15/2031)(a)	500,000	500,731
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,878,583
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026)(a)	2,000,000	2,061,899
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,367,426
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	15,412,070
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028)(a)	500,000	520,449
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028)(a)	3,000,000	3,133,256
Raizen Fuels Finance SA
5.70%, 01/17/2035 (Callable 10/17/2034)(a)	12,525,000	9,583,780

The accompanying notes are an integral part of these financial statements.

122

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.70%, 02/25/2037 (Callable 11/25/2036)(a)	$5,675,000	$4,594,350
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026)(a)	6,500,000	6,772,045
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	56,870,000	56,083,411
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	38,340,000	39,672,764
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	27,576,894
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	16,513,724
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	20,400,000	18,635,888
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030 (Callable 08/16/2030)(a)	16,725,000	16,973,762
5.98%, 09/16/2035 (Callable 06/16/2035)(a)	10,000,000	10,217,770
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	5,139,356
Revvity, Inc.
1.90%, 09/15/2028 (Callable 07/15/2028)	6,280,000	5,907,883
3.30%, 09/15/2029 (Callable 06/15/2029)	36,579,000	35,266,299
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,401,766
Rogers Communications, Inc., 3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,267,958
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027)(a)	1,000,000	1,022,868
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	29,600,000	29,810,453
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,292,424
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,052,134
RXO, Inc., 7.50%, 11/15/2027 (Callable 01/12/2026)(a)	7,000,000	7,154,490
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,993,910
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 02/01/2026)	1,648,000	1,650,342

	Par	Value
5.00%, 03/15/2027 (Callable 09/15/2026)	$20,300,000	$20,437,771
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	22,006,590
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031 (Callable 01/17/2026)(a)	13,330,986	13,503,689
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	21,000,000	19,675,194
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	9,100,000	9,952,579
5.75%, 11/13/2035 (Callable 08/13/2035)(a)	18,425,000	18,363,365
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 02/01/2026)	6,000,000	5,740,013
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028)(a)	11,096,000	11,075,156
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027)(a)	15,000,000	15,458,715
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 02/01/2026)(a)	5,000,000	5,032,740
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 02/01/2026)(a)	1,000,000	1,016,584
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 01/17/2026)	4,000,000	3,938,105
SK hynix, Inc.
6.25%, 01/17/2026(a)	5,900,000	5,906,584
1.50%, 01/19/2026(a)	13,000,000	12,982,683
5.50%, 01/16/2029(a)	21,123,000	21,857,611
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	960,000	995,768
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	16,202,071
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,522,550
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029)(a)	16,566,000	16,788,038
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	18,500,000	16,383,006
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028)(a)	2,000,000	2,017,588
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	35,647,000	37,167,435
5.90%, 04/30/2054 (Callable 10/30/2053)	8,966,000	9,036,173

The accompanying notes are an integral part of these financial statements.

123

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029 (Callable 09/01/2029)	$16,500,000	$16,747,965
5.58%, 10/01/2034 (Callable 07/01/2034)	24,530,000	24,829,268
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	23,313,409
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035)(a)	10,000,000	10,249,847
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,029,468
6.25%, 08/01/2033 (Callable 08/01/2028)(a)	3,125,000	3,192,303
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 02/01/2026)(a)	24,408,000	24,332,816
4.38%, 07/15/2030 (Callable 02/01/2026)(a)	7,000,000	6,757,162
3.38%, 01/15/2031 (Callable 02/01/2026)(a)	5,000,000	4,584,255
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,109,797
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,664,818
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	3,650,000	3,727,119
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,574,603
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028)(a)	1,000,000	1,058,272
Sunoco LP
5.63%, 03/15/2031 (Callable 09/15/2027)(a)	14,000,000	14,103,152
7.25%, 05/01/2032 (Callable 05/01/2027)(a)	5,000,000	5,286,681
5.88%, 03/15/2034 (Callable 09/15/2028)(a)	5,000,000	4,999,539
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 01/12/2026)(a)	10,000,000	10,315,150
Syensqo Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	49,082,000	51,293,075
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	10,000,000	9,951,014
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,939,057

	Par	Value
6.00%, 01/17/2034 (Callable 10/17/2033)	$9,000,000	$9,741,358
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,814,513
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	15,392,305
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (Callable 02/01/2026)	28,000,000	28,008,389
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,570,420
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,377,170
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	23,189,209
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,851,127
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,812,225
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,583,746
5.30%, 10/10/2035 (Callable 07/10/2035)	30,000,000	29,794,183
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	864,311
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,765,009
7.05%, 06/20/2036	4,925,000	5,504,982
5.21%, 03/08/2047	34,108,000	30,138,457
4.90%, 03/06/2048	9,475,000	7,980,708
5.52%, 03/01/2049 (Callable 09/01/2048)	2,000,000	1,823,552
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,792,096
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027)(a)	250,000	256,487
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	20,803,000	20,562,540
4.75%, 05/09/2027 (Callable 02/09/2027)	5,449,000	5,462,808
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,494,670
6.00%, 12/01/2032 (Callable 09/01/2032)	5,000,000	5,247,541
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	14,200,176
Time Warner Cable LLC
7.30%, 07/01/2038	19,829,000	21,278,468
6.75%, 06/15/2039	8,041,000	8,150,732

The accompanying notes are an integral part of these financial statements.

124

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	$12,522,000	$12,622,281
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 01/12/2026)	17,250,000	17,257,020
3.38%, 04/15/2029 (Callable 01/12/2026)	5,000,000	4,876,681
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	52,640,166
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	57,429,820
5.13%, 05/15/2032 (Callable 03/15/2032)	9,000,000	9,273,859
4.95%, 11/15/2035 (Callable 08/15/2035)	15,000,000	14,949,250
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,993,494
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,006,418
Toll Road Investors Partnership II LP
0.00%, 02/15/2027(a)(f)	32,855,000	30,890,015
0.00%, 02/15/2028(a)(f)	6,000,000	5,198,800
0.00%, 02/15/2029(a)(f)	940,000	779,974
0.00%, 02/15/2030(a)(f)	2,938,000	2,328,084
0.00%, 02/15/2030(a)(f)	2,100,000	1,597,258
0.00%, 02/15/2031(a)(f)	5,396,000	4,018,969
0.00%, 02/15/2036(a)(f)	12,500,000	6,640,128
TopBuild Corp.
3.63%, 03/15/2029 (Callable 02/01/2026)(a)	2,500,000	2,421,331
4.13%, 02/15/2032 (Callable 10/15/2026)(a)	1,000,000	949,941
5.63%, 01/31/2034 (Callable 09/30/2028)(a)	7,000,000	7,081,106
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,179,336
Trane Technologies Holdco, Inc., 5.75%, 06/15/2043	4,126,000	4,296,233
TransCanada PipeLines Ltd., 2.50%, 10/12/2031 (Callable 07/12/2031)	17,500,000	15,596,436
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,283,562
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 01/12/2026)(a)	5,500,000	5,596,888
6.38%, 03/01/2029 (Callable 03/01/2026)(a)	3,000,000	3,093,807
6.88%, 12/15/2030 (Callable 08/18/2026)(a)	15,000,000	15,697,421
6.63%, 03/01/2032 (Callable 03/01/2027)(a)	1,000,000	1,040,477
6.00%, 01/15/2033 (Callable 09/15/2027)(a)	11,000,000	11,258,164

	Par	Value
6.25%, 01/31/2034 (Callable 08/31/2028)(a)	$500,000	$518,791
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 01/17/2026)	1,500,000	1,488,750
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,548,986
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 01/12/2026)(a)	5,000,000	5,194,478
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026)(a)	7,425,000	7,366,836
3.15%, 06/15/2031 (Callable 03/15/2031)(a)	33,975,000	30,644,120
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	15,563,000	14,144,792
TTX Co., 4.65%, 06/15/2044(a)	7,710,000	6,787,358
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	589,696
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,299,848
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 01/12/2026)	5,000,000	4,966,057
4.88%, 01/15/2028 (Callable 01/12/2026)	5,000,000	4,999,875
6.00%, 12/15/2029 (Callable 02/01/2026)(a)	33,700,000	34,622,134
4.00%, 07/15/2030 (Callable 01/12/2026)	10,000,000	9,693,345
3.88%, 02/15/2031 (Callable 01/12/2026)	3,000,000	2,864,381
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	938,186
6.13%, 03/15/2034 (Callable 03/15/2029)(a)	21,700,000	22,604,304
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,730,389
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	22,197,782
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	29,486,850
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	5,250,000	5,347,588
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	6,243,000	6,228,983
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,296,668
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,777,600

The accompanying notes are an integral part of these financial statements.

125

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	$25,339,000	$24,395,519
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	34,254,400
6.88%, 11/21/2036	29,519,000	33,227,014
6.40%, 06/28/2054 (Callable 12/28/2053)	15,000,000	15,307,500
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,516,504
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	20,142,394
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	1,500,000	1,592,905
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	29,950,000	31,721,917
5.88%, 05/22/2030 (Callable 04/22/2030)(a)	35,400,000	36,847,129
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	22,989,000	26,342,195
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (Callable 10/15/2029)(a)	28,750,000	29,111,691
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (Callable 07/15/2033)(a)	5,000,000	5,121,200
7.75%, 05/01/2035 (Callable 12/01/2034)(a)	5,000,000	5,464,323
6.75%, 01/15/2036 (Callable 07/15/2035)(a)	7,000,000	7,170,032
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,206,441
4.50%, 08/10/2033	15,710,000	15,486,719
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	763,779
4.27%, 01/15/2036	10,793,000	10,132,130
5.25%, 03/16/2037	18,225,000	18,386,050
4.81%, 03/15/2039	38,575,000	36,710,300
5.75%, 11/30/2045 (Callable 05/30/2045)	19,000,000	18,926,516
4.86%, 08/21/2046	2,500,000	2,227,476
3.70%, 03/22/2061 (Callable 09/22/2060)	5,950,000	4,032,832
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,688,522
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	14,714,715

	Par	Value
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	$24,344,000	$24,588,947
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	9,700,000	9,721,803
Videotron Ltd.
3.63%, 06/15/2029 (Callable 02/01/2026)(a)	22,139,000	21,544,565
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	31,700,000	32,462,920
Viper Energy Partners LLC, 5.70%, 08/01/2035 (Callable 05/01/2035)	15,775,000	16,098,861
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	14,189,031
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,801,029
6.15%, 02/27/2037	4,934,000	5,371,643
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	15,175,000	15,409,884
4.55%, 09/11/2028 (Callable 08/11/2028)(a)	10,800,000	10,855,225
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	19,000,000	19,911,343
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	25,761,829
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	30,085,153
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,713,742
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	439,590
Warnermedia Holdings, Inc., 4.28%, 03/15/2032 (Callable 12/15/2031)	30,599,000	26,860,414
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)	1,000,000	999,286
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	54,200,000	55,743,789
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	20,300,000	21,194,906
Western Digital Corp., 4.75%, 02/15/2026 (Callable 01/17/2026)	13,347,000	13,357,210
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(e)	4,000,000	3,922,096
7.25%, 04/01/2030 (Callable 04/01/2027)(a)	29,267,000	31,209,263

The accompanying notes are an integral part of these financial statements.

126

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.15%, 04/01/2033 (Callable 01/01/2033)	$2,500,000	$2,650,640
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	30,616,661
5.25%, 02/01/2050 (Callable 08/01/2049)(e)	10,000,000	8,582,624
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	36,590,099
4.70%, 09/15/2028 (Callable 06/15/2028)(e)	10,205,000	10,332,147
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,707,871
Whirlpool Corp., 6.13%, 06/15/2030 (Callable 03/15/2030)	17,775,000	17,731,944
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	2,350,000	2,423,461
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	46,465,000	48,264,442
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	29,499,000	30,564,256
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	136,336
7.75%, 06/15/2031	3,500,000	4,000,739
8.75%, 03/15/2032(e)	11,275,000	13,695,416
6.30%, 04/15/2040	1,590,000	1,716,047
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,491,587
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	17,800,000	17,570,431
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	25,500,000	25,508,918
5.40%, 05/19/2030 (Callable 04/19/2030)	4,500,000	4,625,353
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,915,096
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027)(a)	10,000,000	10,481,120
XPO, Inc.
6.25%, 06/01/2028 (Callable 01/12/2026)(a)	1,000,000	1,019,577
7.13%, 06/01/2031 (Callable 06/01/2026)(a)	500,000	521,507
7.13%, 02/01/2032 (Callable 02/01/2027)(a)	250,000	262,871
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	20,250,000	20,190,787

	Par	Value
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030)(a)	$17,225,000	$17,021,254
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	966,987
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	20,434,488
5.75%, 11/30/2039	11,375,000	11,801,434
		10,378,667,826
Utilities - 1.1%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)(a)	4,850,000	4,369,134
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,549,933
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,223,934
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,426,023
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,688,893
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	6,137,512
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,802,877
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	2,005,591
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	14,055,472
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	12,109,844
5.10%, 03/01/2029 (Callable 02/01/2029)	8,318,000	8,530,491
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	11,000,000	7,650,972
6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,728,993
5.80%, 06/15/2054 (Callable 12/15/2053)	10,000,000	9,923,000
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030)(a)	8,775,000	7,981,891
Enel Finance International NV
3.50%, 04/06/2028(a)	7,000,000	6,908,572
7.50%, 10/14/2032 (Callable 07/14/2032)(a)	20,000,000	23,079,745
5.00%, 09/30/2035 (Callable 06/30/2035)(a)	13,000,000	12,938,397

The accompanying notes are an integral part of these financial statements.

127

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
6.00%, 10/07/2039(a)	$4,286,000	$4,509,627
4.75%, 05/25/2047(a)	54,084,000	46,805,109
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029)(a)	3,000,000	2,824,606
Essential Utilities, Inc., 5.25%, 08/15/2035 (Callable 05/15/2035)	7,000,000	7,150,497
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	9,100,000	9,433,128
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,903,057
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,448,831
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,872,566
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	10,300,000	10,176,417
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,897,941
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,840,662
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	15,000,000	14,506,641
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,690,170
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053)(a)	11,000,000	10,944,716
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028(a)	5,000,000	4,938,117
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034)(a)	14,000,000	14,615,200
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,576,649
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,600,000	9,623,860
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,163,965
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	8,005,000	7,784,732
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,477,069
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	20,226,316

	Par	Value
3.95%, 03/30/2048 (Callable 09/30/2047)	$11,775,000	$9,215,179
5.85%, 04/01/2055 (Callable 10/01/2054)	8,000,000	8,005,392
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	5,300,000	5,439,279
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,147,280
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,266,137
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,638,749
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,957,952
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,616,950
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,568,176
RWE Finance US LLC
5.13%, 09/18/2035 (Callable 06/18/2035)(a)	25,000,000	24,925,201
6.25%, 04/16/2054 (Callable 10/16/2053)(a)	13,000,000	13,364,768
		489,666,213
TOTAL CORPORATE BONDS (Cost $19,521,554,083)		19,323,603,448
U.S. TREASURY SECURITIES - 25.5%
United States Treasury Note/Bond
4.00%, 12/15/2027	194,775,000	196,692,316
4.25%, 01/15/2028	541,275,000	549,330,693
3.75%, 04/15/2028	62,900,000	63,239,070
3.63%, 08/15/2028	645,350,000	647,165,047
3.50%, 10/15/2028	406,800,000	406,513,971
2.38%, 03/31/2029	108,800,000	104,868,750
4.63%, 04/30/2029	481,375,000	497,151,315
2.75%, 05/31/2029	251,450,000	244,829,794
4.38%, 11/30/2030	101,300,000	104,315,257
1.88%, 02/15/2032	659,750,000	589,213,449
2.88%, 05/15/2032	437,100,000	412,718,016
4.00%, 06/30/2032	924,400,000	931,044,125
1.13%, 08/15/2040	922,900,000	581,895,658
1.38%, 11/15/2040	469,100,000	305,666,292
2.25%, 05/15/2041	290,000,000	214,101,562
1.75%, 08/15/2041	516,650,000	349,969,829
2.00%, 11/15/2041	275,550,000	193,067,982
2.38%, 02/15/2042	538,700,000	398,069,838
3.38%, 08/15/2042	707,625,000	600,154,453
3.88%, 02/15/2043	237,925,000	214,820,251

The accompanying notes are an integral part of these financial statements.

128

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
2.88%, 05/15/2043	$673,225,000	$524,642,142
3.88%, 05/15/2043	595,175,000	535,889,987
4.63%, 05/15/2044	433,575,000	427,223,803
2.50%, 02/15/2045	499,875,000	355,477,513
4.63%, 11/15/2045	50,000,000	49,046,875
2.88%, 05/15/2049	611,700,000	440,734,627
2.25%, 08/15/2049	96,125,000	60,562,505
2.38%, 05/15/2051	477,025,000	302,053,718
2.88%, 05/15/2052	485,575,000	340,869,858
4.75%, 11/15/2053	58,000,000	57,179,844
4.25%, 02/15/2054	446,050,000	405,034,311
TOTAL U.S. TREASURY SECURITIES (Cost $11,581,707,728)		11,103,542,851
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 15.2%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	154,008	155,706
Pool A93505, 4.50%, 08/01/2040	540,501	545,544
Pool A96413, 4.00%, 01/01/2041	3,549,287	3,483,873
Pool C00689, 6.50%, 12/01/2028	1,836	1,907
Pool C00785, 6.50%, 06/01/2029	847	879
Pool C03490, 4.50%, 08/01/2040	710,725	717,466
Pool C09004, 3.50%, 07/01/2042	5,604,928	5,374,246
Pool C91466, 3.00%, 07/01/2032	2,379,382	2,322,755
Pool C91568, 3.00%, 10/01/2032	1,841,105	1,796,164
Pool C91581, 3.00%, 11/01/2032	2,871,481	2,795,000
Pool C91594, 3.00%, 01/01/2033	1,407,205	1,369,888
Pool C91826, 3.00%, 05/01/2035	4,252,671	4,070,980
Pool C91852, 3.00%, 10/01/2035	3,680,330	3,529,381
Pool G04222, 5.50%, 04/01/2038	18,189	19,045
Pool G04834, 5.00%, 03/01/2036	1,285,602	1,323,051
Pool G06068, 4.00%, 10/01/2040	5,834,927	5,727,982
Pool G07304, 3.50%, 12/01/2042	5,331,104	5,118,305
Pool G07601, 3.00%, 07/01/2043	13,468,668	12,484,044

	Par	Value
Pool G07801, 4.00%, 10/01/2044	$4,882,188	$4,753,378
Pool G07849, 3.50%, 05/01/2044	13,512,299	12,923,883
Pool G07921, 3.50%, 04/01/2043	19,737,147	18,924,606
Pool G07995, 5.50%, 01/01/2039	4,380,051	4,503,542
Pool G08192, 5.50%, 04/01/2037	31,791	33,297
Pool G08269, 5.50%, 05/01/2038	29,703	31,010
Pool G08372, 4.50%, 11/01/2039	505,026	510,515
Pool G08500, 3.50%, 07/01/2042	8,189,355	7,857,375
Pool G08518, 3.00%, 02/01/2043	1,921,879	1,782,375
Pool G08528, 3.00%, 04/01/2043	4,061,311	3,765,657
Pool G08534, 3.00%, 06/01/2043	3,370,504	3,124,432
Pool G08540, 3.00%, 08/01/2043	7,739,705	7,173,030
Pool G08606, 4.00%, 09/01/2044	2,536,656	2,465,020
Pool G08628, 4.00%, 02/01/2045	3,046,203	2,957,662
Pool G08681, 3.50%, 12/01/2045	2,500,417	2,377,269
Pool G08682, 4.00%, 12/01/2045	1,842,056	1,786,607
Pool G08694, 4.00%, 02/01/2046	2,222,263	2,137,288
Pool G08707, 4.00%, 05/01/2046	186,174	180,473
Pool G16501, 3.00%, 04/01/2033	4,222,909	4,132,968
Pool G30615, 3.00%, 12/01/2032	3,072,074	2,989,496
Pool G30974, 3.50%, 01/01/2034	4,646,518	4,579,961
Pool G60137, 3.50%, 02/01/2043	7,190,625	6,934,648
Pool G60393, 3.50%, 01/01/2046	13,916,568	13,250,007
Pool G60440, 3.50%, 03/01/2046	2,009,968	1,914,115
Pool G60722, 3.00%, 10/01/2046	22,804,218	20,823,111
Pool G60774, 3.00%, 10/01/2045	10,142,091	9,402,855
Pool G60785, 4.00%, 08/01/2046	3,460,274	3,357,911
Pool G60864, 3.00%, 02/01/2047	13,984,549	12,838,758

The accompanying notes are an integral part of these financial statements.

129

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G60988, 3.00%, 05/01/2047	$25,376,114	$23,171,488
Pool G60994, 3.50%, 01/01/2045	7,626,982	7,298,071
Pool G61195, 3.50%, 08/01/2044	9,683,652	9,265,051
Pool G61225, 4.50%, 12/01/2043	2,877,774	2,906,822
Pool G61297, 3.50%, 08/01/2047	6,651,544	6,336,400
Pool G61581, 4.00%, 08/01/2048	6,714,675	6,505,192
Pool G61849, 4.50%, 11/01/2046	20,592,927	20,771,161
Pool G67701, 3.00%, 10/01/2046	88,982,665	82,178,743
Pool G67702, 4.00%, 01/01/2047	13,152,517	12,781,004
Pool G67710, 3.50%, 03/01/2048	31,667,978	29,911,267
Pool G67712, 4.00%, 06/01/2048	21,600,248	21,082,122
Pool Q08998, 3.50%, 06/01/2042	1,531,282	1,472,997
Pool Q10378, 3.00%, 08/01/2042	5,270,246	4,890,702
Pool Q11218, 3.50%, 09/01/2042	3,452,119	3,305,771
Pool Q13205, 3.00%, 11/01/2042	17,763,630	16,483,420
Pool Q14875, 3.00%, 01/01/2043	9,840,542	9,130,899
Pool Q16455, 3.00%, 03/01/2043	6,232,884	5,781,122
Pool Q17640, 3.00%, 04/01/2043	4,521,577	4,193,836
Pool Q50031, 3.50%, 08/01/2047	18,161,866	17,010,711
Pool QB1368, 2.50%, 07/01/2050	22,905,203	19,851,932
Pool QC5811, 2.00%, 08/01/2051	11,943,057	9,880,378
Pool RA4524, 1.50%, 02/01/2051	16,967,058	13,156,449
Pool RA5077, 2.50%, 05/01/2051	20,098,315	17,444,465
Pool RB0771, 2.50%, 02/01/2042	13,671,848	12,288,884
Pool RB0788, 2.50%, 03/01/2042	17,903,572	16,114,714
Pool RB5089, 1.50%, 12/01/2040	70,376,176	60,280,896
Pool RB5090, 2.00%, 12/01/2040	55,749,754	48,841,119

	Par	Value
Pool RB5100, 2.00%, 02/01/2041	$17,616,433	$15,602,648
Pool RB5110, 1.50%, 05/01/2041	65,840,869	56,116,910
Pool RB5111, 2.00%, 05/01/2041	14,884,475	12,984,920
Pool RB5138, 2.00%, 12/01/2041	85,743,621	74,643,050
Pool RD5042, 1.50%, 12/01/2030	7,063,549	6,737,625
Pool RD5044, 1.50%, 11/01/2030	10,728,696	10,232,996
Pool RD5049, 1.50%, 02/01/2031	25,503,151	24,263,042
Pool RD5075, 1.50%, 12/01/2031	4,771,142	4,502,056
Pool SB0084, 3.00%, 02/01/2032	3,734,419	3,680,482
Pool SB0463, 2.50%, 01/01/2036	20,509,629	19,626,571
Pool SB8088, 1.50%, 02/01/2036	37,475,182	34,042,372
Pool SC0157, 2.50%, 07/01/2041	31,085,076	28,010,412
Pool SC0158, 2.50%, 04/01/2041	13,754,066	12,310,214
Pool SC0208, 2.00%, 11/01/2041	30,214,480	26,396,701
Pool SD0047, 3.50%, 07/01/2045	6,294,856	6,017,248
Pool SD0295, 3.00%, 02/01/2049	24,110,653	22,103,093
Pool SD2181, 5.50%, 01/01/2053	11,140,839	11,407,736
Pool SD2446, 5.50%, 03/01/2053	41,275,273	42,330,194
Pool SD2903, 2.00%, 03/01/2051	162,000,179	132,544,958
Pool SD3008, 4.50%, 05/01/2048	11,435,021	11,519,444
Pool SD3387, 6.00%, 07/01/2053	53,194,064	55,519,792
Pool SD4112, 6.00%, 10/01/2053	24,023,928	25,105,685
Pool SD4957, 2.00%, 03/01/2051	47,146,866	38,584,446
Pool SD5044, 6.00%, 03/01/2054	41,714,085	43,369,861
Pool SD5594, 5.50%, 07/01/2053	24,137,704	24,565,735
Pool SD7516, 4.00%, 05/01/2050	39,186,510	37,819,836
Pool SD7534, 2.50%, 02/01/2051	80,639,707	70,060,196
Pool SD7541, 2.00%, 05/01/2051	59,537,991	49,281,705

The accompanying notes are an integral part of these financial statements.

130

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SD7548, 2.50%, 11/01/2051	$80,646,133	$69,828,774
Pool SD7553, 3.00%, 03/01/2052	67,455,376	60,850,863
Pool SD7555, 3.00%, 08/01/2052	21,434,986	19,361,545
Pool SD8324, 5.50%, 05/01/2053	107,208,715	109,138,851
Pool SD8331, 5.50%, 06/01/2053	20,110,391	20,458,585
Pool SE5001, 2.00%, 06/01/2052	56,603,086	46,805,447
Pool U69907, 3.50%, 03/01/2043	15,671,972	14,968,126
Pool V81992, 4.00%, 10/01/2045	4,142,734	4,019,320
Pool Z40130, 3.00%, 01/01/2046	33,945,016	31,608,016
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	1,317	1,367
Pool 252255, 6.50%, 02/01/2029	3,050	3,165
Pool 257203, 5.00%, 05/01/2028	3,675	3,699
Pool 310209, 3.50%, 08/01/2043	47,133,713	45,623,137
Pool 310210, 4.00%, 05/01/2044	50,594,901	49,452,831
Pool 310213, 3.00%, 03/01/2047	57,353,291	51,080,688
Pool 357426, 5.00%, 09/01/2033	2,565,278	2,606,563
Pool 545407, 5.50%, 01/01/2032	1,753	1,810
Pool 725025, 4.50%, 10/01/2033	4,825,224	4,809,669
Pool 725424, 5.50%, 04/01/2034	178,668	183,727
Pool 725773, 5.50%, 09/01/2034	8,322	8,568
Pool 735228, 5.50%, 02/01/2035	7,228	7,543
Pool 735382, 5.00%, 04/01/2035	302,168	310,296
Pool 735676, 5.00%, 07/01/2035	916,114	930,866
Pool 745275, 5.00%, 02/01/2036	569,368	585,400
Pool 745355, 5.00%, 03/01/2036	264,320	272,628
Pool 745418, 5.50%, 04/01/2036	852,649	891,981

	Par	Value
Pool 889579, 6.00%, 05/01/2038	$1,538,048	$1,627,165
Pool 890355, 3.50%, 09/01/2041	7,726,428	7,458,911
Pool AB0110, 5.00%, 02/01/2035	4,279,179	4,348,160
Pool AB0125, 5.00%, 02/01/2035	2,917,147	2,964,110
Pool AB0731, 4.00%, 06/01/2039	2,700,458	2,686,238
Pool AB5188, 3.50%, 05/01/2042	5,483,894	5,252,136
Pool AB6492, 3.00%, 10/01/2042	18,212,435	16,880,302
Pool AB6496, 3.00%, 10/01/2042	7,317,630	6,781,996
Pool AB9374, 3.50%, 05/01/2043	6,582,281	6,286,423
Pool AB9673, 3.50%, 06/01/2043	3,540,525	3,383,685
Pool AC6794, 4.50%, 01/01/2040	2,236,670	2,258,346
Pool AD6438, 5.00%, 06/01/2040	3,127,249	3,219,432
Pool AD8522, 4.00%, 08/01/2040	237,654	233,833
Pool AE0217, 4.50%, 08/01/2040	1,098,888	1,108,862
Pool AE0218, 4.50%, 08/01/2040	3,012,965	3,039,848
Pool AE0828, 3.50%, 02/01/2041	553,166	534,242
Pool AE0949, 4.00%, 02/01/2041	94,354	92,497
Pool AE5463, 4.00%, 10/01/2040	416,236	408,601
Pool AH0621, 3.50%, 01/01/2041	562,437	542,499
Pool AH1107, 4.00%, 12/01/2040	1,394,070	1,366,633
Pool AH3394, 4.00%, 01/01/2041	965,206	946,310
Pool AH7007, 4.00%, 03/01/2041	1,868,890	1,832,108
Pool AI7784, 4.50%, 07/01/2041	1,410,953	1,420,937
Pool AJ1407, 4.00%, 09/01/2041	647,048	633,711
Pool AJ7680, 3.50%, 12/01/2041	719,931	693,962
Pool AJ7689, 4.00%, 12/01/2041	3,263,118	3,195,520
Pool AK2400, 4.00%, 02/01/2042	6,541,250	6,405,731
Pool AL5075, 4.50%, 01/01/2040	843,742	842,959

The accompanying notes are an integral part of these financial statements.

131

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AL5097, 4.50%, 09/01/2043	$4,155,732	$4,169,084
Pool AL6441, 4.00%, 02/01/2045	7,098,887	6,888,819
Pool AL6715, 4.00%, 02/01/2045	882,870	856,837
Pool AL7521, 5.00%, 06/01/2039	3,788,782	3,847,058
Pool AL7822, 4.00%, 07/01/2043	8,752,800	8,571,481
Pool AL7941, 4.00%, 12/01/2045	7,176,861	7,045,234
Pool AL8385, 4.00%, 04/01/2046	13,264,909	12,899,759
Pool AL9267, 3.00%, 10/01/2046	10,213,389	9,315,139
Pool AL9555, 4.00%, 02/01/2045	1,895,141	1,856,280
Pool AL9764, 4.50%, 02/01/2046	8,040,355	8,098,863
Pool AO2970, 3.00%, 05/01/2042	937,351	868,936
Pool AO4137, 3.50%, 06/01/2042	1,695,721	1,627,203
Pool AO8044, 3.50%, 07/01/2042	36,925,742	35,525,159
Pool AP0489, 3.50%, 08/01/2042	2,991,880	2,874,691
Pool AR9197, 3.00%, 03/01/2043	2,019,504	1,870,945
Pool AS0303, 3.00%, 08/01/2043	2,587,303	2,394,811
Pool AS4257, 4.00%, 01/01/2045	3,267,337	3,170,638
Pool AS4582, 4.00%, 03/01/2045	2,875,422	2,789,146
Pool AS6312, 4.00%, 12/01/2045	12,064,043	11,679,566
Pool AS9392, 3.50%, 04/01/2047	18,733,759	17,684,169
Pool AT0682, 3.00%, 04/01/2043	754,974	699,201
Pool AT2720, 3.00%, 05/01/2043	2,792,676	2,587,530
Pool AT2725, 3.00%, 05/01/2043	7,551,205	6,993,336
Pool AT5900, 3.00%, 06/01/2043	8,203,893	7,596,959
Pool AU1629, 3.00%, 07/01/2043	6,692,842	6,197,007
Pool AW8165, 4.00%, 01/01/2042	6,433,914	6,304,626
Pool AX5316, 4.50%, 01/01/2042	3,112,423	3,135,074

	Par	Value
Pool AZ9565, 3.50%, 12/01/2045	$3,432,581	$3,264,348
Pool BF0212, 4.50%, 02/01/2041	14,103,266	14,209,524
Pool BF0231, 3.00%, 04/01/2042	18,468,627	17,755,406
Pool BF0246, 4.50%, 06/01/2051	37,563,348	37,376,813
Pool BF0534, 3.00%, 09/01/2050	6,661,340	6,039,946
Pool BM1047, 4.00%, 02/01/2045	3,398,517	3,328,111
Pool BM1155, 4.00%, 03/01/2047	9,120,590	8,846,839
Pool BM1428, 3.50%, 09/01/2043	10,369,707	9,902,426
Pool BM1753, 4.00%, 05/01/2037	13,290,062	13,123,223
Pool BM2005, 4.00%, 12/01/2047	14,009,848	13,563,266
Pool BM3108, 4.50%, 08/01/2046	7,234,251	7,244,508
Pool BM3926, 3.50%, 08/01/2037	7,741,181	7,522,460
Pool BM3972, 2.50%, 04/01/2038	16,601,081	15,538,587
Pool BM5136, 4.00%, 06/01/2046	32,255,887	31,494,454
Pool BM5387, 4.00%, 08/01/2034	31,895,333	31,665,944
Pool BM5538, 5.00%, 11/01/2048	8,770,359	8,926,353
Pool BM5803, 4.50%, 04/01/2039	4,648,279	4,686,524
Pool BM5919, 3.50%, 08/01/2043	3,120,799	2,969,643
Pool BM7089, 3.00%, 02/01/2052	71,524,424	63,700,489
Pool BP6586, 2.00%, 08/01/2035	14,482,887	13,447,984
Pool BT6857, 2.00%, 08/01/2051	8,854,668	7,319,534
Pool BV1743, 6.00%, 06/01/2055	19,168,985	19,854,928
Pool CA5146, 3.00%, 02/01/2050	49,996,945	45,336,949
Pool CA8230, 2.50%, 12/01/2050	54,158,858	46,862,343
Pool CA8868, 3.00%, 02/01/2051	34,667,512	31,438,765
Pool CB4140, 5.00%, 07/01/2052	74,856,824	75,122,605
Pool CB4632, 5.50%, 09/01/2052	48,763,721	49,789,032
Pool CB6541, 6.00%, 06/01/2053	62,554,044	64,920,599

The accompanying notes are an integral part of these financial statements.

132

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CB7443, 6.00%, 11/01/2053	$34,807,039	$35,923,168
Pool FA0109, 3.50%, 10/01/2051	83,045,634	78,241,163
Pool FA0795, 3.00%, 02/01/2050	13,617,910	12,466,120
Pool FA0999, 3.00%, 01/01/2049	33,732,456	30,813,172
Pool FA1022, 2.50%, 02/01/2052	83,996,174	72,873,612
Pool FA1249, 3.00%, 02/01/2050	21,219,583	19,311,269
Pool FA1277, 3.00%, 12/01/2047	22,420,842	20,502,735
Pool FA1599, 5.50%, 05/01/2055	91,201,744	93,098,952
Pool FA1990, 6.00%, 04/01/2055	54,685,563	56,984,588
Pool FA3375, 6.00%, 04/01/2055	39,035,028	40,569,052
Pool FM1255, 3.00%, 01/01/2048	10,343,314	9,433,977
Pool FM1402, 3.50%, 05/01/2048	25,767,585	24,339,103
Pool FM1540, 4.00%, 09/01/2049	1,686,331	1,625,799
Pool FM3031, 4.00%, 10/01/2036	2,732,126	2,713,957
Pool FM3117, 3.00%, 05/01/2050	70,272,929	63,861,661
Pool FM3612, 2.50%, 06/01/2050	10,539,461	9,101,547
Pool FM5017, 2.50%, 12/01/2050	17,012,531	14,625,936
Pool FM5397, 3.00%, 12/01/2050	32,918,779	29,765,690
Pool FM7064, 2.50%, 01/01/2051	33,910,423	29,331,619
Pool FM7615, 2.00%, 06/01/2036	26,475,630	24,565,317
Pool FM7731, 2.50%, 09/01/2050	45,875,488	39,726,269
Pool FM8215, 2.50%, 03/01/2051	38,098,764	32,954,441
Pool FM8348, 2.50%, 08/01/2051	28,005,111	24,225,106
Pool FM8804, 2.50%, 09/01/2051	74,385,276	64,244,378
Pool FM8869, 2.00%, 09/01/2036	13,630,521	12,642,051
Pool FM9283, 2.50%, 11/01/2051	28,049,303	24,177,601
Pool FM9284, 2.50%, 11/01/2051	38,730,663	33,458,466

	Par	Value
Pool FM9294, 3.00%, 10/01/2051	$27,416,642	$24,789,599
Pool FM9770, 2.00%, 12/01/2051	15,698,724	13,038,917
Pool FM9771, 2.00%, 11/01/2051	18,447,883	15,240,148
Pool FM9781, 2.50%, 12/01/2051	51,934,973	44,771,938
Pool FM9873, 2.50%, 12/01/2051	100,253,093	86,466,727
Pool FM9876, 2.50%, 12/01/2051	66,305,707	57,364,619
Pool FS0176, 2.50%, 01/01/2052	90,858,124	77,865,740
Pool FS0316, 1.50%, 11/01/2041	21,205,025	17,917,180
Pool FS1789, 3.50%, 07/01/2047	23,902,818	22,891,696
Pool FS2018, 4.50%, 03/01/2050	29,048,161	28,601,749
Pool FS2128, 3.50%, 11/01/2049	37,408,357	35,573,704
Pool FS2648, 3.00%, 10/01/2049	15,880,040	14,719,530
Pool FS3136, 3.50%, 08/01/2048	24,762,322	23,666,218
Pool FS3220, 5.50%, 11/01/2052	14,385,489	14,680,556
Pool FS4207, 3.00%, 11/01/2048	15,773,605	14,566,840
Pool FS4654, 2.00%, 07/01/2051	96,852,343	79,222,263
Pool FS5120, 6.00%, 07/01/2053	35,037,414	36,714,390
Pool FS5208, 3.50%, 06/01/2041	56,704,078	54,762,490
Pool FS5788, 6.50%, 09/01/2053	33,758,360	35,582,523
Pool FS5832, 6.00%, 10/01/2053	27,226,144	28,315,320
Pool FS6281, 3.50%, 10/01/2045	17,372,518	16,616,106
Pool FS7499, 2.00%, 07/01/2051	69,766,354	57,025,998
Pool FS7887, 4.00%, 07/01/2052	30,907,449	29,538,834
Pool FS7969, 1.50%, 10/01/2036	32,975,181	30,057,188
Pool FS8397, 1.50%, 08/01/2037	70,836,148	64,566,160
Pool FS8579, 2.00%, 08/01/2042	91,348,955	79,863,443
Pool FS8752, 6.00%, 08/01/2054	41,065,407	42,820,219
Pool FS8771, 6.00%, 07/01/2054	32,598,244	33,590,493

The accompanying notes are an integral part of these financial statements.

133

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FS9122, 6.00%, 09/01/2054	$11,195,263	$11,503,217
Pool FS9401, 6.00%, 10/01/2054	72,460,981	75,160,833
Pool FS9404, 6.00%, 10/01/2054	92,898,672	96,706,682
Pool MA0461, 4.50%, 07/01/2030	615,131	618,385
Pool MA0561, 4.00%, 11/01/2040	4,738,517	4,648,923
Pool MA0949, 3.50%, 01/01/2032	8,254,724	8,138,327
Pool MA1164, 3.50%, 09/01/2042	5,032,829	4,813,902
Pool MA1237, 3.00%, 11/01/2032	1,846,434	1,788,729
Pool MA1401, 3.00%, 04/01/2033	3,257,231	3,145,848
Pool MA1432, 3.00%, 05/01/2033	3,278,486	3,169,045
Pool MA1764, 4.00%, 01/01/2034	3,028,266	3,007,208
Pool MA2019, 4.00%, 09/01/2034	4,285,566	4,248,319
Pool MA2588, 4.00%, 04/01/2036	1,863,802	1,843,332
Pool MA3183, 4.00%, 11/01/2047	2,758,382	2,669,739
Pool MA3547, 3.00%, 12/01/2033	5,560,184	5,422,192
Pool MA4047, 2.00%, 06/01/2050	66,879,139	54,760,766
Pool MA4093, 2.00%, 08/01/2040	21,623,387	19,244,015
Pool MA4154, 1.50%, 10/01/2035	27,429,074	24,917,292
Pool MA4157, 1.50%, 10/01/2050	8,803,642	6,804,812
Pool MA4182, 2.00%, 11/01/2050	106,177,629	86,773,385
Pool MA4202, 1.50%, 12/01/2040	81,027,937	69,406,698
Pool MA4208, 2.00%, 12/01/2050	35,949,066	29,397,872
Pool MA4282, 2.50%, 03/01/2051	21,292,604	18,226,184
Pool MA4284, 1.50%, 03/01/2031	7,968,374	7,557,319
Pool MA4308, 1.50%, 04/01/2031	11,769,140	11,187,945
Pool MA4424, 1.50%, 09/01/2031	15,190,398	14,392,605
Pool MA4448, 1.50%, 10/01/2031	24,068,908	22,902,901

	Par	Value
Pool MA4476, 1.50%, 11/01/2031	$4,797,148	$4,533,880
Pool MA4501, 2.00%, 12/01/2041	57,899,259	50,403,521
Pool MA4520, 2.00%, 01/01/2042	92,743,127	80,735,839
Pool MA4569, 1.50%, 03/01/2042	7,568,208	6,382,716
Pool MA4570, 2.00%, 03/01/2042	45,894,482	39,895,358
Pool MA4842, 5.50%, 12/01/2052	49,773,738	50,758,911
Pool MA4941, 5.50%, 03/01/2053	7,905,902	8,051,678
Pool MA5039, 5.50%, 06/01/2053	15,186,082	15,459,486
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 01/25/2047)	23,091,848	21,747,794
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	22,586,843	18,121,451
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	15,087,393	14,131,113
Pool 783629, 3.00%, 08/15/2042	77,228,371	71,175,980
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,523,529	2,455,422
Pool 734341, 4.50%, 04/20/2041	4,850,623	4,792,495
Pool 784106, 3.50%, 01/20/2046	11,225,139	10,471,528
Pool 784717, 3.50%, 02/20/2048	16,697,679	15,073,330
Pool 785558, 2.50%, 07/20/2051	36,523,402	31,583,359
Pool 785563, 2.50%, 07/20/2051	33,404,611	28,626,874
Pool 785575, 2.50%, 08/20/2051	70,910,189	60,655,488
Pool 786472, 4.50%, 11/20/2048	7,577,625	7,502,943
Pool 786660, 5.50%, 04/20/2053	10,983,815	11,206,646
Pool 786812, 5.50%, 07/20/2053	9,712,901	9,957,744
Pool 786910, 5.50%, 07/20/2053	18,835,591	19,189,908
Pool 787304, 6.00%, 03/20/2054	44,088,766	45,789,482
Pool 787313, 2.50%, 09/20/2051	47,300,619	40,651,162

The accompanying notes are an integral part of these financial statements.

134

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 787486, 5.50%, 05/20/2054	$21,300,788	$21,778,808
Pool MA0154, 3.50%, 06/20/2042	53,685,428	50,834,388
Pool MA0318, 3.50%, 08/20/2042	33,349,824	31,592,373
Pool MA0462, 3.50%, 10/20/2042	39,291,742	37,043,166
Pool MA1376, 4.00%, 10/20/2043	18,950,697	18,384,515
Pool MA3663, 3.50%, 05/20/2046	19,016,340	17,739,568
Pool MA3711, 3.00%, 06/20/2031	4,977,276	4,872,741
Pool MA4721, 4.50%, 09/20/2047	16,869,023	16,835,517
Pool MA5765, 5.00%, 02/20/2049	53,288,656	54,131,001
Pool MA8571, 6.00%, 01/20/2053	11,982,218	12,310,074
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	2,297	2,341
Pool 2701, 6.50%, 01/20/2029	1,189	1,229
Pool 3474, 6.00%, 11/20/2033	3,318	3,463
Pool 4747, 5.00%, 07/20/2040	162,691	167,516
Pool 5139, 4.00%, 08/20/2041	1,492,779	1,451,559
Pool 5202, 3.50%, 10/20/2041	2,934,680	2,774,626
Pool 5259, 4.00%, 12/20/2041	2,066,836	2,009,599
Pool 5305, 4.00%, 02/20/2042	3,850,557	3,743,921
Pool MA0155, 4.00%, 06/20/2042	3,391,410	3,297,480
Pool MA0392, 3.50%, 09/20/2042	2,229,213	2,112,194
Pool MA2753, 3.00%, 04/20/2045	3,177,347	2,910,551
Pool MA2754, 3.50%, 04/20/2045	4,404,820	4,115,197
Pool MA2827, 4.00%, 05/20/2045	4,297,674	4,156,028
Pool MA2892, 3.50%, 06/20/2045	4,418,346	4,123,729
Pool MA3173, 3.50%, 10/20/2045	14,606,982	13,626,120
Pool MA3378, 4.50%, 01/20/2046	4,144,147	4,133,986

	Par	Value
Pool MA3598, 4.00%, 04/20/2046	$5,145,063	$4,969,014
Pool MA3664, 4.00%, 05/20/2046	1,914,231	1,848,623
Pool MA3873, 3.00%, 08/20/2046	9,195,867	8,386,579
Pool MA4512, 4.50%, 06/20/2047	5,016,629	5,000,457
Pool MA4588, 4.50%, 07/20/2047	3,321,250	3,308,494
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,814,195,717)		6,625,003,562
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.2%
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026)(a)(e)	55,758,679	56,081,628
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	42,103,232	42,019,746
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2026)(a)(g)	5,432,987	5,228,577
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 01/25/2026)(a)(e)	11,500,000	11,026,178
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	210,445	184,202
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.66%, 05/20/2036 (Callable 01/20/2026)(g)	597,409	521,024
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 01/28/2026)(e)	40,687	36,259
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 6.42% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 01/25/2026)	151,144	146,304
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 12/25/2042)(a)(g)	29,237,177	27,674,251
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2048)(a)(g)	113,109,084	105,609,534
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (Callable 07/25/2028)(a)(g)	74,412,544	75,080,523

The accompanying notes are an integral part of these financial statements.

135

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.76%, 01/25/2036 (Callable 01/25/2026)(g)	$251,751	$233,048
Series 2007-A1, Class 2A3, 5.89%, 02/25/2037 (Callable 09/25/2026)(g)	244,563	231,615
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 01/25/2047)(a)(g)	44,890,806	41,546,688
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2047)(a)(g)	73,188,063	66,248,781
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 11/25/2049)(a)(g)	94,619,299	84,780,831
Series 2025-RPL1, Class A1A, 3.38%, 04/25/2065 (Callable 03/25/2050)(a)(g)	21,998,056	19,911,045
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027)(a)(g)	14,905,916	13,974,554
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 01/25/2026)	1,915,899	1,765,050
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 01/25/2026)	17,787	12,519
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 01/25/2026)	2,031,280	1,971,532
Series 2018-RP2, Class A1, 2.65%, 02/25/2058 (Callable 03/25/2045)(a)(g)	4,483,448	4,426,923
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027)(a)(e)	21,797,587	21,948,947
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 01/25/2026)	352,610	360,365
Series 2005-11CB, Class 2A6, 5.50%, 05/25/2035	2,434,051	1,946,696
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 01/25/2026)	955,700	537,357
Series 2005-3CB, Class 2A1, 5.00%, 01/25/2026 (Callable 01/25/2026)	31,988	29,406
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 01/25/2026)	1,075,114	667,265

	Par	Value
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 01/25/2026)	$5,453,166	$4,640,189
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 01/25/2026)	1,377,875	1,092,636
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2026)	330,762	150,839
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.12%, 02/25/2036 (Callable 01/25/2026)(g)	1,119	1,113
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 01/25/2026)	118,200	104,475
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,493	10,949
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 4.96%, 04/25/2035 (Callable 01/25/2026)(g)	3,119,770	2,996,827
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 5.85%, 06/25/2034 (Callable 01/25/2026)(g)	1,218,868	1,216,622
Series 2005-AA2, Class 2A1, 5.03%, 04/25/2035 (Callable 01/25/2026)(g)	486,874	480,055
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	79,151,757	77,827,058
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	34,249,045	33,569,623
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	55,819,862	55,718,850
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	33,207,506	33,197,142
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	68,382,284	68,257,226
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 05/25/2038)(a)	13,495,537	13,311,086
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	17,785	14,981
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)	1,045,359	845,262
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	61,506,910	60,216,434

The accompanying notes are an integral part of these financial statements.

136

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.21%, 11/25/2035 (Callable 01/25/2026)(g)	$1,810,768	$1,461,727
Series 2006-A2, Class 2A1, 5.23%, 04/25/2036 (Callable 01/25/2026)(g)	382,769	327,012
Series 2006-A2, Class 3A3, 6.00%, 04/25/2036 (Callable 01/25/2026)(g)	418,301	376,219
Series 2006-A7, Class 2A4R, 4.40%, 01/25/2037 (Callable 01/25/2026)(g)	664,476	532,480
Series 2007-A2, Class 2A3, 5.46%, 04/25/2037 (Callable 01/25/2026)(g)	1,481,203	1,101,624
Series 2007-A4, Class 2A3, 4.83%, 06/25/2037 (Callable 01/25/2026)(g)	1,535,583	1,188,839
Series 2025-NQM5, Class A1, 4.88%, 05/25/2065 (Callable 12/25/2028)(a)(g)	67,350,000	67,351,123
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 01/25/2026)	655,184	656,411
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 01/25/2026)	441,599	445,395
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 01/25/2026)	1,086,662	690,347
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.68%, 06/25/2035 (Callable 01/25/2026)(g)	397,266	390,958
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 10/25/2032)(a)(g)	2,413,754	2,389,225
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2034)(a)(g)	8,315,837	8,150,018
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 08/25/2030)(a)(g)	3,481,325	3,369,111
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 09/25/2031)(a)(g)	6,853,924	6,699,559
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 02/25/2033)(a)(g)	5,858,741	5,691,194

	Par	Value
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 11/25/2035)(a)(g)	$7,350,691	$7,176,318
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033)(a)(g)	3,942,164	3,865,251
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 12/25/2037)(a)(g)	7,874,271	7,695,774
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.41%, 01/25/2062 (Callable 01/25/2026)(a)(g)	28,411,796	27,763,487
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 01/25/2026)(a)(e)	50,068,148	49,978,811
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(e)	13,158,051	13,318,911
Series 2024-HYB1, Class A1, 3.64%, 03/25/2053 (Callable 02/25/2041)(a)(g)	19,263,030	19,210,168
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (Callable 07/25/2028)(a)(g)	103,739,317	104,653,239
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	72,526,450	70,395,514
Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,427,222	19,728,696
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	2,624	2,614
Series 2005-QA7, Class A22, 5.36%, 07/25/2035 (Callable 01/25/2026)(g)	563,724	517,220
Series 2005-QS11, Class A2, 4.61% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 01/25/2026)	1,661,642	1,292,073
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 10/25/2027)(e)	14,782,419	5,021,999
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 05/25/2028)(e)	9,847,275	3,003,902
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 12/25/2031)(e)	278,136	69,032
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 08/25/2031)(e)	1,435,659	338,570
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 01/25/2026)(a)(g)	24,666,726	23,465,047

The accompanying notes are an integral part of these financial statements.

137

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 03/25/2040)(a)(g)	$45,290,762	$43,067,760
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 11/25/2028)(a)(g)	69,835,027	70,037,297
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 01/25/2026)(a)(g)	1,223,445	1,198,412
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(g)	3,305,549	3,262,551
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 08/25/2033)(a)(g)	15,519,412	14,801,260
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2030)(a)(g)	1,043,734	1,038,903
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2029)(a)(g)	3,772,501	3,686,579
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2034)(a)(g)	25,602,914	24,702,726
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 06/25/2034)(a)(g)	18,420,543	16,901,592
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 07/25/2032)(a)	46,275,695	42,418,597
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 08/25/2033)(a)(g)	80,398,031	76,839,253
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 06/25/2031)(a)(g)	77,408,056	74,190,699
Series 2024-1, Class A1, 4.86%, 03/25/2064 (Callable 06/25/2042)(a)(g)	67,300,361	68,456,237
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 08/25/2028)(a)(g)	98,948,236	100,212,102
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 06/25/2033)(a)(g)	99,674,275	100,119,360
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070 (Callable 11/25/2028)(a)(g)	123,796,818	123,934,889
Series 2025-12, Class A1, 4.96%, 12/25/2070 (Callable 12/25/2028)(a)(g)	85,325,000	85,477,974
Series 2025-9, Class A1, 4.94%, 10/27/2070 (Callable 10/25/2028)(a)(g)	29,709,799	29,748,095

	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 01/25/2026)	$330,921	$338,591
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 01/25/2026)	839,357	870,171
Series 2006-AR10, Class 1A1, 4.47%, 09/25/2036 (Callable 01/25/2026)(g)	378,372	330,944
Series 2007-HY3, Class 4A1, 4.98%, 03/25/2037 (Callable 01/25/2026)(g)	4,061,301	3,745,126
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 01/25/2026)	2,122,350	1,897,820
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.50%, 10/25/2036 (Callable 01/25/2026)(g)	503,972	463,075
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 01/25/2026)	731,519	686,688
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,302,681,699)		2,284,596,784
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,750,135
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	69,409,969
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,423,816	32,005,196
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,343,983
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	7,166,429
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(g)	32,650,000	34,771,130
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,137,879	45,815,542

The accompanying notes are an integral part of these financial statements.

138

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	$14,693,791	$15,466,539
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	70,840,530
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	76,773,548
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	4,150,000	4,282,389
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,758,525
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	50,000,000	50,623,705
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(g)	18,620,000	18,422,479
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	21,038,243
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	47,030,000	41,645,394
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	17,112,810
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,727,115
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028)(g)	10,025,000	10,484,935
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	48,977,170
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	79,495,369	82,304,100
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	5,000,000	4,983,948
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055(g)	34,100,000	31,710,265
Series 2024-5C6, Class A3, 5.32%, 09/15/2057 (Callable 09/15/2029)	5,000,000	5,144,681
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (Callable 11/15/2029)(g)	2,300,000	2,389,870

	Par	Value
Series 2025-5C10, Class A3, 5.58%, 05/15/2058 (Callable 05/15/2030)	$3,239,000	$3,375,067
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	69,700,000	71,612,673
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	4,197,995	4,191,735
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	33,099,114
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,943,863
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,938,080
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(g)	15,959,780	15,815,018
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,631,069
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	48,434,724
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	52,912,880
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	23,478,079
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,914,829
Series 2025-5C5, Class A2, 5.11%, 07/15/2058 (Callable 07/15/2030)	56,475,000	57,965,833
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	4,900,000	4,827,687
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028)(g)	39,100,000	38,902,967
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,264,000	32,251,460
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	5,000,000	4,723,055

The accompanying notes are an integral part of these financial statements.

139

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2020-C19, Class A2, 2.32%, 03/15/2053 (Callable 03/15/2030)	$21,750,000	$20,244,698
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	6,000,000	5,485,336
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	14,241,863
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,900,188
Series 2019-GC42, Class A3, 2.75%, 09/10/2052 (Callable 09/10/2029)	5,400,000	5,130,608
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	24,620,000	23,234,746
Series 2019-GSA1, Class A3, 2.79%, 11/10/2052 (Callable 11/10/2029)	2,700,000	2,573,611
Series 2020-GC45, Class A4, 2.66%, 02/13/2053 (Callable 01/13/2030)	3,950,000	3,720,598
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	15,043,988
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,827,861
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	42,766,184	42,223,023
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	2,842,050	2,810,276
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 01/15/2026)	9,430,738	9,242,123
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	43,557,392
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,471,203
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	4,068,241

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	$9,062,000	$8,970,662
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	14,061,930
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	29,670,025
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	77,125,000	78,582,500
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	79,412,000	79,874,551
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	17,071,233
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	9,060,202
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(g)	14,950,000	14,945,904
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	2,275,000	2,204,689
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A2, 5.44%, 11/15/2057 (Callable 11/15/2029)	20,575,000	21,300,952
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,758,012,050)		1,755,485,166
ASSET-BACKED SECURITIES - 2.2%
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	35,035,000	35,400,864
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	26,000,000	26,452,764
Series 2025-B, Class A, 4.85%, 02/15/2030(a)	25,575,000	26,037,511
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	22,500,000	22,786,407
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028)(a)	89,010,000	92,025,418

The accompanying notes are an integral part of these financial statements.

140

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(e)	$40,125,000	$41,263,029
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	31,762,000	32,021,445
Series 2025-1, Class A1, 4.63%, 04/15/2030	71,800,000	73,007,762
General Motors Co., Series 2024-2A, Class A, 5.06%, 03/15/2031(a)	17,050,000	17,574,037
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028)(a)	85,750,000	88,097,492
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	14,509,489	14,752,629
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 06/13/2029)(a)	21,775,000	22,131,374
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 08/15/2030)(a)	6,595,684	5,951,086
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 07/15/2030)(a)	6,416,198	5,831,130
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 10/15/2030)(a)	57,930,999	53,100,736
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033)(a)	34,662,176	35,651,359
Series 2025-A, Class A, 5.02%, 07/15/2055 (Callable 03/15/2034)(a)	2,611,219	2,640,745
Series 2025-C, Class A, 4.80%, 10/15/2055 (Callable 12/15/2034)(a)	33,935,248	34,016,703
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	13,057,473	12,354,963
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	39,750,000	38,509,458
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	62,814,832	64,142,053
Synchrony Bank
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	26,393,816

	Par	Value
Series 2025-A2, Class A, 4.49%, 05/15/2031	$12,525,000	$12,710,281
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2026)(a)(g)	4,995,322	4,899,228
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2026)(a)(g)	6,877,967	6,743,273
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028)(a)	35,887,000	36,759,025
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	5,150,000	5,310,773
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	105,175,000	105,825,592
TOTAL ASSET-BACKED SECURITIES (Cost $928,849,400)		942,390,953
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,912,556
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	26,292,745	26,171,391
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(g)	27,749,000	27,755,624
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(g)	9,720,000	9,736,936
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	20,454,590
Series K151, Class A3, 3.51%, 04/25/2030 (Callable 04/25/2030)	78,938,000	77,456,136
Series K152, Class A2, 3.08%, 01/25/2031 (Callable 01/25/2031)	19,965,000	19,107,705
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031)(g)	17,905,000	17,010,704
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	31,880,545
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.57%, 12/25/2026(g)	17,254,948	17,041,055

The accompanying notes are an integral part of these financial statements.

141

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SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-M10, Class A2, 1.93%, 01/25/2032(g)	$97,375,000	$86,172,289
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $348,333,283)		344,699,531
MUNICIPAL BONDS - 0.6%
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,506,966
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	995,823
2.18%, 04/01/2027	1,300,000	1,271,535
2.31%, 04/01/2028	1,000,000	962,982
2.41%, 04/01/2029	2,360,000	2,235,546
2.51%, 04/01/2030	1,175,000	1,095,479
2.76%, 04/01/2040 (Callable 04/01/2030)	100,000	90,273
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,153,245
California Enterprise Development Authority, 7.00%, 08/15/2026 (Callable 07/15/2026)(a)	5,000,000	5,004,891
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,265,931
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,462,167
District of Columbia, 7.63%, 10/01/2035	8,040,000	8,771,942
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	4,735,000	4,904,993
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/23/2026)(a)	2,865,000	2,678,983
Iowa Finance Authority
7.00%, 11/01/2027(a)	4,550,000	4,616,126
6.25%, 07/01/2054 (Callable 07/01/2033)	10,415,000	10,896,167
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	255,000	250,887
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029)(a)	19,600,000	20,560,910
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,185,000	29,003,271
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,749,482

	Par	Value
2.56%, 07/01/2031	$5,000,000	$4,547,748
3.78%, 07/01/2035 (Callable 07/01/2029)	3,890,000	3,659,165
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	22,185,000	23,124,464
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 02/02/2026)	8,222,445	7,128,057
2.65%, 11/01/2046 (Callable 02/02/2026)	8,817,841	7,630,631
6.25%, 07/01/2053 (Callable 01/01/2033)	2,515,000	2,621,996
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	14,982,426
3.30%, 04/01/2032 (Callable 01/01/2032)	21,000,000	15,274,644
2.87%, 07/01/2035 (Callable 01/01/2035)	16,955,000	12,186,600
North Carolina Housing Finance Agency, 2.87%, 07/01/2032 (Callable 01/01/2026)	75,000	75,000
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	6,865,000	7,161,654
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	7,675,000	8,096,061
Public Finance Authority, 5.63%, 03/01/2032	9,975,000	9,824,887
Rhode Island Student Loan Authority
2.73%, 12/01/2026	1,490,000	1,473,398
2.88%, 12/01/2027	1,800,000	1,762,495
5.00%, 12/01/2028(h)	1,265,000	1,323,894
5.00%, 12/01/2029(h)	1,295,000	1,368,685
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,270,000	11,573,101
TOTAL MUNICIPAL BONDS (Cost $316,022,417)		271,292,505
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	24,450,000	25,476,031
6.25%, 05/23/2033 (Callable 02/23/2033)(a)	7,000,000	7,597,472
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	10,900,000	11,604,825
4.75%, 10/13/2035 (Callable 04/13/2035)(a)	10,000,000	9,884,826
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	5,000,000	4,599,090

The accompanying notes are an integral part of these financial statements.

142

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
OTHER GOVERNMENT RELATED SECURITIES - (Continued)
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	$1,005,000	$972,681
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	31,259,321
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,574,195)		91,394,246
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 2.3%
First American Government Obligations Fund - Class U, 3.69%(i)	998,360,587	998,360,587
TOTAL MONEY MARKET FUNDS (Cost $998,360,587)		998,360,587
TOTAL INVESTMENTS - 100.3% (Cost $44,657,291,159)		$43,740,369,633
Liabilities in Excess of Other Assets - (0.3)%		(111,947,331)
TOTAL NET ASSETS - 100.0%		$43,628,422,302

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCA - Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $10,706,585,404 or 24.5% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $2,692,579 or 0.0% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

143

Baird Core Plus Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Core Plus Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$19,323,603,448	$—	$19,323,603,448
U.S. Treasury Securities	—	11,103,542,851	—	11,103,542,851
Agency Residential Mortgage-Backed Securities	—	6,625,003,562	—	6,625,003,562
Non-Agency Residential Mortgage-Backed Securities	—	2,284,596,784	—	2,284,596,784
Non-Agency Commercial Mortgage-Backed Securities	—	1,755,485,166	—	1,755,485,166
Asset-Backed Securities	—	942,390,953	—	942,390,953
Agency Commercial Mortgage-Backed Securities	—	344,699,531	—	344,699,531
Municipal Bonds	—	271,292,505	—	271,292,505
Other Government Related Securities	—	91,394,246	—	91,394,246
Money Market Funds	998,360,587	—	—	998,360,587
Total Investments	$998,360,587	$42,742,009,046	$—	$43,740,369,633

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

144

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 97.8%
Alabama - 4.4%
Alabama Housing Finance Authority, 3.20%, 01/01/2047 (Callable 07/01/2028)(a)	$3,800,000	$3,805,484
Alabama State University
5.00%, 09/01/2028	550,000	582,524
5.00%, 09/01/2029	750,000	810,686
Bibb County Board of Education, 3.00%, 12/01/2031 (Callable 02/02/2026)	590,000	579,169
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,373,649
5.00%, 02/01/2032	1,040,000	1,125,538
5.00%, 05/01/2032	3,000,000	3,241,771
5.00%, 08/01/2032	3,720,000	4,039,694
5.00%, 02/01/2033	1,165,000	1,257,523
5.25%, 02/01/2053 (Callable 03/01/2029)(a)	1,250,000	1,319,754
5.00%, 05/01/2053(a)	8,315,000	8,712,889
City of Phenix City AL, 2.00%, 04/01/2027	735,000	723,317
County of Montgomery AL
5.00%, 03/01/2026 (Callable 02/02/2026)	220,000	220,365
4.00%, 03/01/2027	200,000	202,948
4.00%, 03/01/2027	50,000	50,773
5.00%, 03/01/2027 (Callable 02/02/2026)	115,000	115,187
5.00%, 03/01/2029	100,000	106,219
Energy Southeast A Cooperative District, 5.00%, 09/01/2027	2,000,000	2,037,108
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	6,065,000	6,548,810
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	8,400,000	8,427,046
Lee County Board of Education/AL, 4.00%, 02/01/2029 (Callable 08/01/2026)	700,000	703,900
Lower Alabama Gas District
5.00%, 12/01/2031	740,000	783,142
5.00%, 12/01/2032	800,000	848,363
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 01/01/2026)	375,000	374,974
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2026	5,000	5,007
Smiths Water & Sewer Authority, 4.00%, 06/01/2034 (Callable 02/02/2026)	785,000	785,556
Southeast Alabama Gas Supply District, 5.00%, 04/01/2026	1,000,000	1,004,448

	Par	Value
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2027	$300,000	$306,051
5.00%, 11/01/2027	300,000	308,402
5.00%, 11/01/2027	1,975,000	2,013,438
5.00%, 02/01/2028	825,000	854,895
5.00%, 05/01/2028	375,000	387,798
5.00%, 08/01/2028	1,100,000	1,149,330
5.00%, 10/01/2028	2,000,000	2,104,478
5.00%, 11/01/2028	165,000	171,827
5.00%, 11/01/2028	2,205,000	2,271,656
5.00%, 11/01/2029	1,000,000	1,067,584
5.00%, 09/01/2030	685,000	732,790
5.00%, 10/01/2030 (Callable 07/01/2030)	9,050,000	9,722,820
5.00%, 09/01/2031	1,250,000	1,351,862
5.00%, 11/01/2031	1,880,000	1,987,566
5.00%, 09/01/2032	1,665,000	1,815,206
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	1,270,000	1,361,438
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	6,590,000	6,943,741
Tender Option Bond Trust Receipts/Certificates, 0.00%, 06/01/2033(a)(b)	5,000,000	5,000,000
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	375,000	376,982
		91,713,708
Alaska - 0.2%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,170,000	1,174,506
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	2,735,000	2,916,574
Alaska Railroad Corp.
5.50%, 10/01/2028(c)	300,000	315,456
5.50%, 10/01/2029(c)	350,000	374,403
5.50%, 10/01/2030(c)	195,000	215,113
5.50%, 10/01/2031(c)	200,000	224,178
		5,220,230
Arizona - 1.5%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	231,590
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,839,727
5.00%, 07/01/2029 (Callable 07/01/2026)	415,000	417,753
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	402,578
1.79%, 09/01/2030(a)(b)(d)	2,039,540	1,986,393
6.00%, 07/01/2037 (Callable 07/01/2027)(b)	1,900,000	1,954,221

The accompanying notes are an integral part of these financial statements.

145

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (Callable 02/01/2029)(a)(c)	$1,210,000	$1,226,694
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,069,192
5.00%, 07/01/2032 (Callable 07/01/2028)(c)	3,170,000	3,309,046
Coconino County Jail District
5.00%, 07/01/2027	325,000	335,544
5.00%, 07/01/2028	340,000	359,270
Glendale Industrial Development Authority
4.00%, 05/15/2026 (Callable 01/23/2026)	420,000	419,003
4.00%, 05/15/2027 (Callable 01/23/2026)	620,000	615,411
4.00%, 05/15/2030 (Callable 01/23/2026)	1,570,000	1,540,147
4.00%, 05/15/2031 (Callable 05/15/2026)	450,000	439,121
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2028	400,000	423,035
5.00%, 10/15/2029	1,195,000	1,288,004
5.00%, 10/15/2030	1,250,000	1,370,887
5.00%, 10/15/2031	1,315,000	1,463,764
5.00%, 10/15/2032	1,380,000	1,554,256
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027	145,000	149,920
5.00%, 07/01/2028	165,000	174,356
5.00%, 07/01/2029	195,000	210,406
5.00%, 07/01/2031	445,000	498,185
		30,278,503
Arkansas - 1.0%
Arkansas Development Finance Authority
4.00%, 07/01/2026	190,000	189,870
5.00%, 02/01/2027	750,000	761,831
4.00%, 07/01/2027	225,000	225,017
5.00%, 02/01/2028	815,000	839,338
4.00%, 07/01/2028	230,000	230,218
5.00%, 02/01/2029	1,000,000	1,042,561
5.00%, 07/01/2054 (Callable 07/01/2033)	3,225,000	3,381,998
Batesville Public Facilities Board, 5.00%, 06/01/2026	850,000	850,839
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	130,000	128,143
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	3,015,000	3,044,380

	Par	Value
City of Conway AR Telecommunications Revenue
5.00%, 12/01/2027	$275,000	$285,499
5.00%, 12/01/2028	200,000	211,123
5.00%, 12/01/2029	330,000	353,751
5.00%, 12/01/2030	325,000	352,840
5.00%, 12/01/2031	250,000	274,638
5.00%, 12/01/2032	360,000	398,879
City of Dardanelle AR Water & Sewer Revenue Sales & Use Tax, 4.00%, 10/01/2032 (Callable 04/01/2031)	2,145,000	2,240,926
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	55,000	53,868
1.50%, 09/01/2046 (Callable 09/01/2026)	45,000	44,073
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2026)	25,000	25,000
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	375,000	364,130
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 02/02/2026)	255,000	255,272
City of Jonesboro AR
6.00%, 08/01/2029	115,000	126,789
6.00%, 08/01/2030	120,000	135,287
5.00%, 08/01/2032 (Callable 02/01/2031)	100,000	110,701
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	2,300,000	2,263,030
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	355,000	352,512
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	205,000	200,580
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	269,874
5.00%, 12/01/2027	200,000	207,598
5.00%, 12/01/2029	255,000	275,211
5.00%, 12/01/2030	200,000	219,137
City of West Memphis AR Sales & Use Tax Revenue, 5.00%, 06/01/2033 (Callable 06/01/2032)	1,615,000	1,793,885
		21,508,798
California - 2.1%
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	715,929

The accompanying notes are an integral part of these financial statements.

146

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
5.00%, 10/01/2028	$475,000	$492,058
5.00%, 10/01/2029	650,000	681,695
5.00%, 11/01/2029	1,000,000	1,069,786
5.00%, 02/01/2055 (Callable 06/01/2032)(a)	2,540,000	2,725,186
California Health Facilities Financing Authority, 5.00%, 12/01/2032 (Callable 09/01/2032)	6,000,000	6,661,049
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027)(b)	1,515,000	1,539,284
California Infrastructure & Economic Development Bank
4.02% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 01/23/2026)	2,550,000	2,546,279
1.75%, 08/01/2055 (Callable 02/02/2026)(a)	1,265,000	1,250,359
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,297,260
3.20%, 09/01/2045 (Callable 02/01/2027)(a)	665,000	665,470
3.38%, 09/01/2050 (Callable 06/05/2028)(a)(c)	1,000,000	994,342
California Public Finance Authority, 5.70%, 06/01/2034 (Callable 06/01/2031)(b)	1,500,000	1,559,874
Cathedral City Public Financing Authority, 0.00%, 08/01/2032(e)	1,085,000	873,261
City of Los Angeles Department of Airports, 5.00%, 05/15/2027(c)	1,000,000	1,027,547
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	920,720	848,628
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 01/23/2026)(a)	2,000,000	2,000,816
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 01/23/2026)(b)	3,223,000	3,223,287
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,675,000	1,675,794
Los Angeles Department of Water & Power
5.00%, 07/01/2029 (Callable 01/01/2028)	600,000	627,134
5.00%, 07/01/2029 (Callable 01/01/2027)	315,000	322,019
5.00%, 07/01/2030 (Callable 01/01/2027)	1,785,000	1,824,796
5.00%, 07/01/2032 (Callable 01/01/2027)	1,260,000	1,286,955
5.00%, 07/01/2034 (Callable 07/01/2028)	545,000	571,457

	Par	Value
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/2027 (Callable 01/01/2026)	$50,000	$50,000
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)(e)	4,520,000	3,996,177
San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2030	450,000	487,827
Tustin Unified School District, 5.00%, 09/01/2031 (Callable 02/02/2026)	1,000,000	1,000,823
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)	500,000	521,630
		43,536,722
Colorado - 2.7%
Arkansas River Power Authority, 5.00%, 10/01/2030 (Callable 10/01/2028)	250,000	259,242
City & County of Denver CO Airport System Revenue, 5.25%, 11/15/2026(c)	2,000,000	2,041,659
Colorado Educational & Cultural Facilities Authority, 5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	639,917
Colorado Health Facilities Authority
5.00%, 05/15/2026	475,000	477,437
5.00%, 05/15/2027	400,000	408,044
2.13%, 05/15/2028 (Callable 02/02/2026)	2,500,000	2,480,803
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	256,127
5.00%, 08/01/2028	1,335,000	1,403,266
5.00%, 09/01/2029	3,250,000	3,483,360
5.00%, 12/01/2029 (Callable 06/01/2026)	150,000	151,380
3.50%, 05/15/2030 (Callable 02/02/2026)	3,200,000	3,149,818
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,185,735
2.91% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	1,000,000	999,493
5.00%, 05/15/2062 (Callable 08/15/2027)(a)	7,815,000	8,250,066
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026)(a)	1,000,000	1,000,000
3.25%, 10/01/2028	8,885,000	8,902,357
3.25%, 04/01/2029	7,075,000	7,091,016
4.00%, 05/01/2048 (Callable 11/01/2026)	190,000	190,581

The accompanying notes are an integral part of these financial statements.

147

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
4.25%, 11/01/2049 (Callable 11/01/2028)	$335,000	$338,035
6.25%, 05/01/2055 (Callable 05/01/2033)	3,500,000	3,931,595
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	537,436
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	2,009,712
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 02/02/2026)	255,000	255,077
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 02/02/2026)	145,000	145,044
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027	200,000	207,946
5.00%, 12/01/2028	200,000	211,760
5.00%, 12/01/2029	205,000	221,098
5.00%, 12/01/2030	370,000	405,778
Lanterns Metropolitan District No 1
5.00%, 12/01/2027	185,000	191,127
5.00%, 12/01/2028	165,000	173,493
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	165,658
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	189,032
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026	200,000	203,391
5.00%, 12/01/2027	110,000	113,933
5.00%, 12/01/2028	240,000	253,039
5.00%, 12/01/2029	200,000	214,439
5.00%, 12/01/2030 (Callable 03/01/2030)	275,000	299,397
5.00%, 12/01/2031 (Callable 03/01/2030)	300,000	330,176
5.00%, 12/01/2032 (Callable 03/01/2030)	320,000	351,197
5.00%, 12/01/2033 (Callable 03/01/2030)	340,000	371,975
Ravenna Metropolitan District
5.00%, 12/01/2026	240,000	243,853
5.00%, 12/01/2028	290,000	304,977
5.00%, 12/01/2029	315,000	337,322
Regional Transportation District, 5.00%, 01/15/2028	1,000,000	1,033,245
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 01/23/2026)	135,000	137,671
5.00%, 12/15/2027 (Callable 01/23/2026)	195,000	199,090
		56,746,797

	Par	Value
Connecticut - 0.9%
Bridgeport Housing Authority, 5.00%, 06/01/2030	$4,625,000	$4,623,262
City of West Haven CT, 4.00%, 09/15/2027	490,000	496,738
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	45,000	45,225
4.00%, 11/15/2049 (Callable 11/15/2028)	1,350,000	1,362,800
3.50%, 11/15/2051 (Callable 05/15/2031)	930,000	926,234
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 02/02/2026)	685,000	686,890
3.20%, 07/01/2037(a)	3,250,000	3,258,316
2.95%, 07/01/2049(a)	1,205,000	1,211,810
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2027(c)	665,000	685,259
5.00%, 11/15/2045 (Callable 05/05/2026)(a)(c)	2,000,000	2,007,485
Stamford Housing Authority, 5.38%, 10/01/2033	3,000,000	3,040,344
State of Connecticut, 3.25%, 03/15/2030 (Callable 01/23/2026)	185,000	185,046
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027)(a)	210,000	210,800
		18,740,209
Delaware - 0.7%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 02/02/2026)	1,000,000	1,000,336
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 01/23/2026)	75,746	66,533
6.00%, 01/01/2055 (Callable 07/01/2033)	1,000,000	1,099,338
6.00%, 01/01/2056 (Callable 01/01/2034)	5,000,000	5,532,187
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	3,000,000	3,144,298
Tender Option Bond Trust Receipts/Certificates, 0.00%, 07/01/2046 (Callable 07/01/2033)(a)(b)	3,715,000	3,715,000
		14,557,692
District of Columbia - 0.7%
District of Columbia
3.00%, 06/01/2030	1,620,000	1,582,667

The accompanying notes are an integral part of these financial statements.

148

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
5.00%, 06/01/2033 (Callable 06/01/2027)	$3,040,000	$3,135,525
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,074,845
District of Columbia Water & Sewer Authority
2.37%, 10/01/2050 (Callable 01/02/2026)(a)	3,600,000	3,600,000
1.25%, 10/01/2054 (Callable 01/02/2026)(a)	2,500,000	2,500,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029(e)	385,000	344,417
Washington Convention & Sports Authority, 5.00%, 10/01/2030 (Callable 10/01/2027)	2,015,000	2,086,565
		15,324,019
Florida - 3.1%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 02/02/2026)(a)	1,330,000	1,329,910
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,011,188
5.00%, 10/01/2028	1,000,000	1,040,937
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029)(b)	610,000	637,595
City of Atlantic Beach FL, 5.00%, 11/15/2033 (Callable 02/02/2026)	400,000	410,496
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,190,000	1,210,383
4.45%, 03/01/2028	1,410,000	1,446,326
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	460,915
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030)(a)	2,000,000	2,156,403
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 02/02/2026)	955,000	956,092
5.00%, 12/01/2027 (Callable 02/02/2026)	400,000	400,457
4.00%, 12/01/2035 (Callable 02/02/2026)	1,610,000	1,587,435
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028)(a)	1,300,000	1,384,382

	Par	Value
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 02/02/2026)	$985,000	$985,261
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026(c)	3,015,000	3,051,187
County of Miami-Dade FL, 4.50%, 03/01/2033 (Callable 02/02/2026)	240,000	240,247
County of Okaloosa FL, 4.38%, 05/15/2035 (Callable 05/15/2032)(b)	1,640,000	1,654,367
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028(e)	500,000	450,853
5.00%, 10/01/2030 (Callable 10/01/2029)	560,000	588,989
Florida Development Finance Corp.
5.00%, 06/15/2026	1,310,000	1,319,044
5.00%, 06/15/2026	405,000	407,796
5.00%, 11/15/2026	1,065,000	1,084,453
5.00%, 06/15/2027	590,000	603,960
5.00%, 06/15/2027	430,000	440,174
5.00%, 06/15/2028 (Callable 06/15/2027)	425,000	434,009
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	2,850,000	2,857,403
3.00%, 07/01/2031(b)	1,180,000	1,145,523
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(b)	2,700,000	2,704,376
Florida Housing Finance Corp., 3.15%, 12/01/2028 (Callable 12/01/2027)(a)	1,875,000	1,877,986
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027)(b)	1,000,000	1,006,220
4.45%, 11/15/2031 (Callable 05/15/2028)(b)	3,000,000	3,031,859
Greater Orlando Aviation Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)(c)	3,580,000	3,818,465
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	247,177
Lee County Housing Finance Authority, 3.50%, 12/01/2042 (Callable 06/01/2027)(a)	2,100,000	2,112,445
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,558,184
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,509,740
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	4,225,000	4,225,000

The accompanying notes are an integral part of these financial statements.

149

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
3.25%, 02/01/2044 (Callable 08/01/2028)(a)	$6,000,000	$6,044,226
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	669,617
5.00%, 08/01/2028	455,000	476,868
5.00%, 08/01/2029	400,000	426,390
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)	130,000	131,041
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2031 (Callable 05/15/2027)	60,000	60,724
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,065,000	1,054,417
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	965,000	985,206
Polk County Industrial Development Authority/FL, 4.83%, 06/15/2035 (Callable 06/15/2034)(b)	1,615,000	1,621,036
Seminole County Industrial Development Authority
4.00%, 06/15/2026(b)	155,000	154,647
4.00%, 06/15/2027(b)	240,000	238,555
		63,249,964
Georgia - 2.4%
Athens Housing Authority, 3.23%, 06/01/2045 (Callable 07/01/2028)(a)	3,600,000	3,609,297
Atlanta Urban Residential Finance Authority, 3.20%, 02/01/2030 (Callable 08/01/2028)(a)	2,000,000	2,005,690
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026)(a)	1,100,000	1,019,710
Board of Water Light & Sinking Fund Commissioners of The City of Dalton
5.00%, 03/01/2029 (Callable 03/01/2027)	1,195,000	1,223,796
5.00%, 03/01/2031 (Callable 03/01/2027)	1,900,000	1,945,616
Charlton County School District
6.00%, 04/01/2027	135,000	140,496
6.00%, 04/01/2028	450,000	483,743
6.00%, 04/01/2030	400,000	455,782
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 02/02/2026)	100,000	100,036
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)	780,000	799,481

	Par	Value
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	$170,000	$173,284
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	1,100,000	1,106,005
Dalton Whitfield County Joint Development Authority, 5.00%, 08/15/2033 (Callable 02/15/2028)	765,000	796,110
DeKalb County Housing Authority
5.00%, 12/01/2032	2,250,000	2,415,100
5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,772,385
Development Authority of Burke County, 1.55%, 07/01/2049 (Callable 01/02/2026)(a)	2,900,000	2,900,000
Georgia Housing & Finance Authority
5.00%, 06/01/2032	250,000	279,525
5.00%, 12/01/2032	400,000	449,813
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,180,000	2,233,206
Main Street Natural Gas, Inc.
5.00%, 12/01/2027	1,000,000	1,030,468
5.00%, 12/01/2029	500,000	531,842
5.00%, 06/01/2030	750,000	803,305
5.00%, 12/01/2030	1,185,000	1,273,752
5.00%, 06/01/2031	1,410,000	1,521,778
5.00%, 12/01/2031	2,200,000	2,378,823
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	4,680,000	4,704,862
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	3,715,000	3,750,771
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	3,500,000	3,496,352
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	1,750,000	1,846,896
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	625,000	671,479
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027)(a)	600,000	613,653
State of Georgia, 5.00%, 02/01/2026 (Callable 01/01/2026)	360,000	360,652
		48,893,708
Idaho - 0.4%
Idaho Health Facilities Authority, 5.50%, 12/01/2026 (Callable 02/02/2026)	400,000	401,177
Idaho Housing & Finance Association, 6.25%, 01/01/2056 (Callable 07/01/2033)	2,250,000	2,547,914
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	4,350,000	4,399,124
		7,348,215

The accompanying notes are an integral part of these financial statements.

150

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 5.6%
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	$1,275,000	$1,415,865
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2026	860,000	875,115
5.00%, 12/01/2027	400,000	414,665
5.00%, 12/01/2028	425,000	448,552
5.00%, 12/01/2029	300,000	322,085
5.00%, 12/01/2030	650,000	708,867
5.00%, 12/01/2031	650,000	718,971
5.00%, 12/01/2032	300,000	334,622
5.00%, 12/01/2033	165,000	185,571
Chicago Midway International Airport, 5.00%, 01/01/2028 (Callable 01/01/2026)(c)	1,750,000	1,750,000
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,018,419
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,575,367
City of Galesburg IL
5.00%, 10/01/2026	145,000	146,312
5.00%, 10/01/2027	225,000	228,399
5.00%, 10/01/2028	450,000	461,170
City of Hillsboro IL, 5.00%, 12/01/2034	1,010,000	1,116,647
City of Kankakee IL
5.00%, 01/01/2032	415,000	454,751
5.00%, 01/01/2033	200,000	221,529
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 02/02/2026)	365,000	365,060
City of Springfield IL, 5.00%, 12/01/2031 (Callable 02/02/2026)	325,000	325,497
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026(e)	1,000,000	1,000,000
0.00%, 01/01/2027(e)	3,005,000	2,906,240
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2031	1,500,000	1,659,849
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)	820,000	847,373
Grundy Kendall & Will Counties Community High School District No 111 Minooka, 5.00%, 12/01/2034 (Callable 12/01/2032)	650,000	732,904
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	89,954

	Par	Value
Illinois Finance Authority
5.00%, 04/01/2026	$150,000	$150,648
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	504,701
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	824,633
4.30%, 08/01/2028(b)	930,000	938,221
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,594,420
5.00%, 07/01/2030	375,000	397,600
4.10%, 05/01/2031 (Callable 11/01/2027)	2,665,000	2,667,745
3.75% (SOFR + 1.15%), 11/01/2034 (Callable 03/01/2026)	2,895,000	2,899,048
Illinois Housing Development Authority
2.95%, 04/01/2027	160,000	159,961
2.95%, 10/01/2027	200,000	199,989
3.00%, 04/01/2028	225,000	225,170
3.05%, 10/01/2028	235,000	235,400
3.15%, 02/01/2029 (Callable 02/01/2028)(a)	2,780,000	2,781,797
3.10%, 04/01/2029	245,000	245,859
3.00%, 05/01/2029 (Callable 11/01/2027)(a)	1,825,000	1,824,990
3.20%, 10/01/2029	180,000	181,027
3.35%, 04/01/2030	470,000	474,138
2.45%, 06/01/2043 (Callable 02/02/2026)	141,571	122,923
3.38%, 07/01/2045 (Callable 01/01/2027)(a)	125,000	125,526
4.50%, 10/01/2048 (Callable 04/01/2028)	230,000	232,458
3.75%, 04/01/2050 (Callable 04/01/2029)	625,000	625,942
6.25%, 10/01/2052 (Callable 04/01/2032)	3,760,000	4,024,344
5.25%, 04/01/2053 (Callable 10/01/2032)	3,000,000	3,197,951
6.25%, 04/01/2054 (Callable 10/01/2032)	2,675,000	2,904,866
6.25%, 10/01/2054 (Callable 10/01/2032)	1,850,000	2,064,979
6.25%, 10/01/2055 (Callable 10/01/2033)	3,000,000	3,391,110
Illinois State Toll Highway Authority, 5.00%, 12/01/2031 (Callable 02/02/2026)	2,885,000	2,890,607
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)	500,000	516,555
Joliet Park District
5.00%, 02/01/2026	575,000	575,913
5.00%, 02/01/2027	605,000	616,027

The accompanying notes are an integral part of these financial statements.

151

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	$1,145,000	$1,149,048
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2033 (Callable 02/01/2026)	1,000,000	1,001,871
5.00%, 02/01/2034 (Callable 02/01/2026)	1,000,000	1,001,871
Knox & Warren Counties Community Unit School District No 205 Galesburg
5.00%, 12/01/2030 (Callable 12/01/2027)	1,875,000	1,945,202
5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,045,799
Knox Warren Etc Counties Community College District No 518 Carl Sandburg, 3.38%, 12/01/2035 (Callable 03/01/2026)(a)(d)	2,500,000	2,500,142
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031	640,000	711,499
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028	990,000	1,041,693
5.00%, 12/01/2029	1,465,000	1,566,584
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	471,363
5.00%, 01/01/2029	555,000	584,356
5.00%, 01/01/2030	570,000	609,296
Lake County Forest Preserve District, 2.00%, 12/15/2033 (Callable 12/15/2029)	510,000	442,393
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027(e)	1,010,000	966,201
0.00%, 06/15/2028(e)	2,790,000	2,581,766
0.00%, 12/15/2029(e)	295,000	259,992
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029	555,000	588,274
5.00%, 01/01/2030	250,000	270,163
Northeastern Illinois University
5.00%, 07/01/2028	820,000	855,981
5.00%, 07/01/2031	600,000	653,436
Northern Illinois University
5.00%, 04/01/2027	1,180,000	1,208,084
5.00%, 04/01/2028	650,000	674,504
5.00%, 10/01/2029	780,000	827,815

	Par	Value
Park Ridge Park District, 2.50%, 12/01/2028	$1,540,000	$1,510,106
Shelby Christian Macon Counties Community School District No. 21, 4.00%, 12/01/2026 (Callable 02/02/2026)	435,000	434,995
Southern Illinois University
5.00%, 02/15/2026	1,000,000	1,002,157
5.00%, 02/15/2027	1,000,000	1,020,673
5.00%, 02/15/2028	1,000,000	1,046,113
5.00%, 02/15/2029	700,000	747,294
5.00%, 02/15/2030	450,000	489,302
5.00%, 02/15/2031	320,000	353,666
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,354,319
5.00%, 12/01/2028	1,500,000	1,595,206
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	333,541
5.00%, 12/01/2029	180,000	194,149
5.00%, 12/01/2030	590,000	647,107
5.00%, 12/01/2031	910,000	1,012,289
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 02/02/2026)	455,000	455,460
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	125,000
5.00%, 01/01/2027	180,000	183,814
5.00%, 01/01/2028	200,000	208,420
5.00%, 01/01/2029	300,000	318,838
5.00%, 01/01/2030	225,000	243,731
5.00%, 01/01/2031	250,000	275,501
St Clair County Community Unit School District No 19 Mascoutah, 4.00%, 02/01/2028 (Callable 02/02/2026)	100,000	100,118
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,645,056
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031	375,000	410,599
5.00%, 10/01/2032	325,000	358,831
5.00%, 10/01/2033	405,000	449,967
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033	1,980,000	2,178,585
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 02/02/2026)	120,000	120,105
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,098,230
Village of Gilberts IL, 3.50%, 03/01/2030	4,000,000	4,014,646

The accompanying notes are an integral part of these financial statements.

152

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	$2,325,000	$2,340,878
Village of Romeoville IL, 5.00%, 10/01/2030 (Callable 01/23/2026)	1,000,000	1,000,424
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2026	435,000	435,298
5.00%, 01/15/2027	365,000	372,429
5.00%, 01/15/2028	490,000	510,220
5.00%, 01/15/2029	490,000	520,039
Will County School District No 159 Mokena, 4.00%, 12/01/2031 (Callable 02/02/2026)	495,000	495,172
		116,477,943
Indiana - 2.0%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,760,000	5,813,336
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	4,000,000	4,039,698
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 02/02/2026)	6,980,000	6,979,962
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 02/02/2026)	1,750,000	1,750,011
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 02/02/2026)	375,000	375,222
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,532,736
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,355,245
5.00%, 07/15/2027	1,390,000	1,436,230
Gary Chicago International Airport Authority
5.00%, 02/01/2026	200,000	200,291
5.00%, 02/01/2027	125,000	127,582
5.00%, 02/01/2028	155,000	161,235
5.00%, 02/01/2029	125,000	132,407
5.00%, 02/01/2030	150,000	161,340
5.00%, 02/01/2031	225,000	245,599
Indiana Finance Authority
5.00%, 07/01/2026	730,000	735,529
5.00%, 09/01/2026	1,520,000	1,528,898
5.00%, 09/01/2026	125,000	126,636
5.00%, 09/01/2027	155,000	160,129
5.00%, 09/15/2027	1,410,000	1,439,580
5.00%, 09/01/2028	230,000	241,946
5.00%, 10/01/2028	260,000	264,641

	Par	Value
5.00%, 07/01/2029	$1,595,000	$1,670,384
5.00%, 09/01/2029	225,000	240,905
5.00%, 09/01/2030	250,000	272,250
5.00%, 02/01/2033 (Callable 02/01/2029)	805,000	859,471
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	5,000,000	5,340,689
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	425,000	423,938
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2028(c)	400,000	412,736
5.00%, 06/01/2029(c)	500,000	522,098
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027	445,000	455,204
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	605,344
5.00%, 07/15/2027	325,000	335,859
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	880,342
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	306,724
Tippecanoe Valley Akron School Building Corp., 4.00%, 07/15/2030 (Callable 07/15/2026)	325,000	326,750
Westfield-Washington Multi-School Building Corp., 5.00%, 01/15/2030	500,000	543,445
		42,004,392
Iowa - 1.2%
City of Ames IA, 5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,016,529
City of Knoxville IA, 3.00%, 06/01/2029 (Callable 06/01/2026)	385,000	382,851
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,911,384
Glenwood Community School District, 3.00%, 06/01/2028 (Callable 02/02/2026)	490,000	485,816
Iowa Finance Authority
6.00%, 11/01/2027(b)	1,345,000	1,355,973
5.00%, 02/15/2031 (Callable 01/23/2026)	2,275,000	2,280,393
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,250,000	2,117,667
3.50%, 07/01/2046 (Callable 01/01/2026)	20,000	20,000
4.00%, 07/01/2047 (Callable 07/01/2028)	475,000	479,112

The accompanying notes are an integral part of these financial statements.

153

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
4.00%, 07/01/2047 (Callable 07/01/2027)	$190,000	$190,445
3.50%, 01/01/2049 (Callable 01/01/2029)	1,135,000	1,131,021
6.00%, 07/01/2052 (Callable 07/01/2032)	2,660,000	2,818,058
Iowa Higher Education Loan Authority, 3.00%, 04/01/2028	845,000	840,892
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	6,600,000	6,659,183
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029	505,000	541,392
5.00%, 06/01/2031	400,000	444,008
		24,674,724
Kansas - 1.8%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	2,320,000	2,327,293
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,242,355
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 06/01/2026)	5,945,000	5,955,085
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,066,091
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)	5,680,000	5,842,384
City of Manhattan KS
4.00%, 06/15/2026 (Callable 02/02/2026)	620,000	620,538
4.20%, 06/01/2032 (Callable 11/01/2027)	1,000,000	1,001,029
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 02/02/2026)	2,935,000	2,935,761
City of Topeka KS, 2.00%, 08/15/2028 (Callable 02/15/2027)	1,425,000	1,370,700
Garden Plain Public Building Commission, 3.63%, 10/01/2028 (Callable 10/01/2026)	2,600,000	2,582,494
Kansas Development Finance Authority
3.00%, 07/01/2028 (Callable 02/02/2026)	545,000	542,303
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,500,000	1,546,648
2.95%, 09/01/2059 (Callable 09/01/2027)(a)	3,775,000	3,766,034
		37,798,715

	Par	Value
Kentucky - 2.3%
Bullitt County School District Finance Corp., 3.25%, 09/01/2028 (Callable 02/02/2026)	$615,000	$615,104
City of Versailles KY
3.00%, 08/15/2026 (Callable 02/02/2026)	2,570,000	2,558,819
3.00%, 07/01/2027 (Callable 07/01/2026)	295,000	292,309
County of Carroll KY, 1.55%, 09/01/2042(a)	750,000	738,226
County of Owen KY, 3.88%, 06/01/2040(a)	1,750,000	1,786,139
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027)(a)(c)	1,000,000	1,007,526
Henry County School District Finance Corp., 4.00%, 02/01/2026	590,000	590,493
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	240,000	241,369
0.00%, 10/01/2026(e)	300,000	291,378
0.00%, 10/01/2028(e)	45,000	40,402
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,000,000	1,000,928
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,009,781
6.25%, 07/01/2055 (Callable 01/01/2033)	1,515,000	1,671,465
Kentucky Public Energy Authority
5.00%, 12/01/2032	6,960,000	7,311,651
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	5,030,000	5,320,920
Kentucky Turnpike Authority, 5.00%, 07/01/2032 (Callable 07/01/2027)	1,125,000	1,157,043
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,000,000	1,014,664
Northern Kentucky University, 3.50%, 09/01/2028	1,735,000	1,760,104
Rural Water Financing Agency
3.38%, 08/01/2027 (Callable 08/01/2026)	1,000,000	1,002,582
3.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	994,081
2.88%, 08/01/2028 (Callable 02/01/2027)	11,000,000	10,918,367
Shelby County School District Finance Corp., 4.00%, 02/01/2029 (Callable 02/01/2027)	430,000	434,674
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,021,491

The accompanying notes are an integral part of these financial statements.

154

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 02/02/2026)	$1,000,000	$1,000,362
		46,779,878
Louisiana - 1.6%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	150,328
City of Shreveport LA
5.00%, 03/01/2027	900,000	919,441
5.00%, 03/01/2028	870,000	905,893
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,665,313
3.13%, 10/01/2030(b)	1,445,000	1,440,652
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2027	825,000	856,028
5.00%, 12/01/2028	1,375,000	1,450,371
5.00%, 12/01/2029 (Callable 12/01/2028)	2,850,000	2,999,499
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	473,824
5.00%, 11/01/2028	895,000	951,422
5.00%, 11/01/2029	740,000	803,358
Greater Ouachita Water Co., 4.00%, 09/01/2034	950,000	972,064
Jefferson Sales Tax District, 5.00%, 12/01/2033 (Callable 12/01/2027)	1,020,000	1,057,586
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	4,226,000	4,320,261
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,275,000	2,324,902
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	2,500,000	2,512,491
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	2,250,000	2,253,629
5.00%, 06/01/2052 (Callable 06/01/2031)	625,000	650,943
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	594,558
5.00%, 12/01/2030	445,000	490,195
3.02%, 04/01/2031 (Callable 02/02/2026)(b)	3,797,000	3,797,656
Louisiana Public Facilities Authority, 5.00%, 10/01/2028	220,000	228,245
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	629,199
St Tammany Parish Hospital Service District No 2, 5.00%, 03/01/2032	535,000	594,022
		33,041,880

	Par	Value
Maine - 0.2%
Finance Authority of Maine, 5.00%, 12/01/2031(c)	$1,100,000	$1,175,455
Maine State Housing Authority
3.50%, 11/15/2047 (Callable 11/15/2026)	25,000	24,972
4.00%, 11/15/2049 (Callable 05/15/2028)	245,000	245,689
4.00%, 11/15/2050 (Callable 05/15/2029)	615,000	618,175
5.00%, 11/15/2052 (Callable 11/15/2031)	2,395,000	2,488,869
		4,553,160
Maryland - 1.1%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)	2,010,000	2,054,773
5.00%, 07/01/2030 (Callable 01/01/2027)	1,450,000	1,482,299
5.00%, 07/01/2032 (Callable 01/01/2027)	550,000	561,755
County of Anne Arundel MD
5.00%, 07/01/2028	155,000	163,170
5.00%, 07/01/2029	175,000	187,850
5.00%, 07/01/2030	270,000	295,168
5.00%, 07/01/2031	290,000	322,136
5.00%, 07/01/2032	315,000	354,484
5.00%, 07/01/2033	325,000	368,547
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,181,093
County of Prince George’s MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,550,226
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	543,851
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 01/18/2026)	1,815,000	1,815,326
5.00%, 09/01/2052 (Callable 03/01/2031)	2,120,000	2,199,520
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	495,000
5.00%, 01/01/2027	430,000	437,108
5.00%, 07/01/2027	1,380,000	1,404,510
5.00%, 07/01/2029	110,000	117,437
5.00%, 07/01/2031	450,000	495,554
5.00%, 07/01/2032	300,000	333,302
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,690,772
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	385,000	385,493
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,385,000	3,569,272
		22,008,646

The accompanying notes are an integral part of these financial statements.

155

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - 0.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	$8,900,000	$7,771,557
Massachusetts Development Finance Agency
5.00%, 07/01/2032 (Callable 07/01/2027)	1,640,000	1,661,211
5.00%, 07/01/2033 (Callable 07/01/2027)	1,250,000	1,264,353
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026(c)	1,365,000	1,365,000
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	335,000	336,220
4.00%, 12/01/2048 (Callable 06/01/2027)	155,000	155,331
4.00%, 06/01/2049 (Callable 12/01/2028)	410,000	412,347
Massachusetts State College Building Authority, 0.00%, 05/01/2027(e)	110,000	105,794
Town of Deerfield MA, 3.50%, 12/15/2029 (Callable 02/02/2026)	245,000	244,275
		13,316,088
Michigan - 2.1%
City of Detroit MI
5.25%, 05/01/2026	1,310,000	1,318,477
5.25%, 05/01/2027	290,000	297,745
City of Detroit MI Sewage Disposal System Revenue, 5.50%, 07/01/2029	4,980,000	5,233,857
City of Dexter MI, 3.25%, 10/01/2029 (Callable 02/02/2026)	250,000	250,076
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 02/02/2026)	30,000	30,020
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,537,804
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,095,000	1,102,693
MBS International Airport Revenue, 5.25%, 06/01/2035(c)	1,780,000	1,914,574
Michigan Finance Authority
5.00%, 09/01/2026	200,000	200,468
5.00%, 11/01/2026	930,000	940,227
5.00%, 09/01/2027	280,000	281,447
5.00%, 11/01/2027	975,000	998,452
4.00%, 01/01/2028 (Callable 04/01/2027)	4,000,000	4,009,058
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,016,893
1.20%, 10/15/2030(a)	625,000	592,734

	Par	Value
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	$2,000,000	$2,009,021
Michigan State Housing Development Authority
3.15%, 03/01/2029(a)	5,915,000	5,920,342
3.50%, 06/01/2047 (Callable 06/01/2026)	350,000	349,641
5.50%, 06/01/2053 (Callable 12/01/2031)	2,145,000	2,265,555
5.75%, 06/01/2054 (Callable 12/01/2032)	3,395,000	3,645,934
Michigan Strategic Fund
0.88%, 04/01/2035(a)(c)	1,050,000	1,024,304
3.35%, 10/01/2049(a)(c)	2,150,000	2,147,045
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,330,702
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	246,194
Van Dyke Public Schools, 5.00%, 05/01/2035	2,000,000	2,202,140
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)	1,075,000	1,132,529
Wayne County Airport Authority, 5.00%, 12/01/2029(c)	500,000	534,118
		43,532,050
Minnesota - 1.7%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	1,017,700
City of Maple Grove MN
5.00%, 09/01/2027 (Callable 02/02/2026)	1,285,000	1,285,977
5.00%, 09/01/2030 (Callable 02/02/2026)	865,000	865,770
City of St Anthony MN, 3.50%, 02/01/2029 (Callable 02/02/2026)	295,000	295,145
City of Virginia MN, 5.00%, 12/15/2026 (Callable 02/02/2026)	7,500,000	7,506,680
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,440,000	1,401,639
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 02/02/2026)	1,070,000	1,070,299
Housing & Redevelopment Authority of The City of St Paul Minnesota
2.00%, 09/01/2026 (Callable 02/02/2026)	175,000	172,300
5.00%, 12/01/2027	1,065,000	1,090,941
4.00%, 10/01/2030 (Callable 10/01/2027)	1,250,000	1,268,632
Metropolitan Council, 5.00%, 12/01/2027	10,000	10,469

The accompanying notes are an integral part of these financial statements.

156

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Minnesota Health & Education Facilities Authority
5.00%, 03/01/2027 (Callable 03/01/2026)	$250,000	$250,482
5.00%, 10/01/2029 (Callable 10/01/2027)	1,015,000	1,041,109
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	1,000,000	1,060,469
Minnesota Housing Finance Agency
2.45%, 07/01/2034 (Callable 01/01/2029)	890,000	800,546
2.55%, 07/01/2039 (Callable 01/01/2029)	5,680,000	5,023,844
2.75%, 07/01/2044 (Callable 01/01/2029)	1,385,000	1,106,409
3.50%, 07/01/2046 (Callable 02/02/2026)	565,000	564,532
4.00%, 01/01/2047 (Callable 02/02/2026)	25,000	25,012
4.00%, 07/01/2047 (Callable 01/01/2027)	180,000	180,261
3.00%, 07/01/2052 (Callable 07/01/2031)	3,760,000	3,699,008
6.00%, 07/01/2053 (Callable 01/01/2033)	2,185,000	2,341,457
South Washington County Independent School District No 833/MN, 4.00%, 02/01/2029 (Callable 02/02/2026)	1,500,000	1,501,141
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	2,250,000	2,278,577
		35,858,399
Mississippi - 0.7%
City of Florence MS
7.13%, 08/01/2028	240,000	261,483
7.13%, 08/01/2029	250,000	280,333
City of Louisville MS
5.63%, 09/01/2026	180,000	182,611
5.63%, 09/01/2027	190,000	196,723
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2029	250,000	267,052
5.00%, 02/01/2030	265,000	288,781
5.00%, 02/01/2031	275,000	304,692
5.00%, 02/01/2032	290,000	325,805
Mississippi Development Bank
5.00%, 08/01/2026	375,000	377,715
5.00%, 09/01/2026	60,000	60,794
5.00%, 09/01/2027	550,000	548,022
5.00%, 06/01/2028	1,300,000	1,371,313
5.00%, 08/01/2028	350,000	359,465
5.00%, 09/01/2028	1,150,000	1,164,629

	Par	Value
5.00%, 11/01/2028 (Callable 11/01/2027)	$755,000	$765,727
5.00%, 11/01/2029 (Callable 11/01/2027)	325,000	329,714
4.00%, 09/01/2030 (Callable 09/01/2028)	365,000	370,781
5.00%, 09/01/2030 (Callable 02/02/2026)	50,000	50,028
5.00%, 11/01/2030 (Callable 11/01/2027)	5,000	5,165
4.00%, 03/01/2031 (Callable 09/01/2026)	2,983,000	2,933,125
1.48%, 07/01/2031 (Callable 02/02/2026)(b)	1,296,000	1,172,164
5.00%, 08/01/2032 (Callable 08/01/2029)	10,000	10,341
Mississippi Home Corp.
5.00%, 11/01/2028(a)	1,136,000	1,171,879
3.50%, 12/01/2049 (Callable 12/01/2028)	295,000	294,663
University of Southern Mississippi, 5.00%, 09/01/2033 (Callable 09/01/2026)	510,000	516,582
		13,609,587
Missouri - 1.2%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,422,287
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026	620,000	623,103
5.00%, 02/01/2029 (Callable 02/02/2026)	1,195,000	1,196,308
Missouri Development Finance Board
5.00%, 12/01/2027	500,000	520,340
5.00%, 12/01/2028	225,000	238,742
5.00%, 12/01/2029	175,000	189,005
5.00%, 12/01/2030	150,000	164,497
5.00%, 12/01/2031	160,000	177,682
5.00%, 12/01/2032	180,000	201,807
Missouri Housing Development Commission
4.75%, 11/01/2052 (Callable 05/01/2032)	2,960,000	3,050,837
5.75%, 05/01/2056 (Callable 05/01/2033)	3,475,000	3,793,509
Missouri Joint Municipal Electric Utility Commission 5.00%, 06/01/2029	685,000	738,980
5.00%, 06/01/2029	645,000	693,421
5.00%, 06/01/2029	630,000	670,002
Ray County 911 Emergency Services Board
5.00%, 04/01/2031	125,000	136,174
5.00%, 04/01/2032	115,000	126,690
5.00%, 04/01/2033	125,000	138,595

The accompanying notes are an integral part of these financial statements.

157

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027)(a)	$200,000	$201,053
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 02/02/2026)	830,000	830,443
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	920,000	921,159
St Louis Municipal Finance Corp.
0.00%, 07/15/2027(b)(e)	1,155,000	1,094,710
0.00%, 07/15/2027(b)(e)	1,000,000	947,801
0.00%, 07/15/2028(b)(e)	1,405,000	1,285,495
		24,362,640
Montana - 0.6%
City of Billings MT, 5.00%, 07/01/2032 (Callable 07/01/2028)	710,000	724,084
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,660,000	1,687,007
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	185,000	185,567
3.32%, 07/01/2046 (Callable 08/01/2027)(a)	1,500,000	1,508,399
4.00%, 06/01/2049 (Callable 12/01/2027)	210,000	210,404
6.00%, 06/01/2053 (Callable 06/01/2032)	1,670,000	1,773,449
5.75%, 06/01/2055 (Callable 06/01/2033)	2,750,000	3,000,878
6.00%, 12/01/2055 (Callable 12/01/2033)	3,205,000	3,543,984
Montana Facility Finance Authority, 4.00%, 07/01/2026	330,000	330,031
		12,963,803
Nebraska - 0.5%
Central Plains Energy Project, 5.00%, 05/01/2053 (Callable 07/01/2029)(a)	1,000,000	1,043,312
County of Perkins NE, 4.25%, 11/15/2026 (Callable 02/02/2026)	1,600,000	1,600,202
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 02/02/2026)	1,500,000	1,500,977
Nebraska Investment Finance Authority
3.00%, 03/01/2052 (Callable 03/01/2031)	3,370,000	3,306,729
6.25%, 09/01/2055 (Callable 03/01/2034)	2,000,000	2,231,675
		9,682,895

	Par	Value
Nevada - 0.2%
Clark County School District, 4.00%, 06/15/2030 (Callable 02/02/2026)	$575,000	$575,423
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,006,724
3.00%, 06/15/2032 (Callable 06/15/2026)	820,000	777,778
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	510,000	512,203
3.00%, 04/01/2051 (Callable 10/01/2030)	875,000	861,874
		3,734,002
New Hampshire - 0.4%
Hollis School District, 2.77%, 06/28/2027 (Callable 01/23/2026)(b)	622,789	612,532
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029(e)	135,000	121,069
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 02/02/2026)	400,000	402,224
5.00%, 04/01/2033(c)	245,000	256,329
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,236,028
4.00%, 02/01/2034	3,795,000	3,829,725
		7,457,907
New Jersey - 4.3%
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	548,760
2.00%, 03/15/2027	770,000	759,272
Borough of Union Beach NJ, 4.88%, 03/01/2029	120,000	123,746
City of Newark NJ
5.00%, 07/15/2026	200,000	202,157
5.00%, 07/15/2027	2,200,000	2,268,874
5.00%, 07/15/2027	395,000	407,366
5.00%, 07/15/2028	410,000	431,230
Clark Township Board of Education
1.25%, 08/15/2026	1,001,000	989,417
1.25%, 08/15/2027	1,305,000	1,268,019
1.25%, 08/15/2028	1,365,000	1,299,725
1.25%, 08/15/2029	1,420,000	1,327,035
1.25%, 08/15/2030	1,355,000	1,241,737
1.50%, 08/15/2031	1,540,000	1,398,487
1.50%, 08/15/2032	1,605,000	1,424,708
County of Bergen NJ, 1.00%, 03/01/2026	2,720,000	2,711,956
County of Somerset NJ
1.00%, 03/01/2026	1,715,000	1,709,928
1.00%, 03/01/2026	110,000	109,675

The accompanying notes are an integral part of these financial statements.

158

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
1.00%, 03/01/2027	$1,785,000	$1,749,636
1.00%, 03/01/2027	115,000	112,722
1.00%, 03/01/2028	1,855,000	1,777,993
1.00%, 03/01/2028	115,000	110,226
Delanco Township Board of Education
1.00%, 08/15/2026	154,000	151,984
1.00%, 08/15/2027	135,000	130,583
1.00%, 08/15/2028	270,000	256,254
1.00%, 08/15/2029	270,000	251,617
1.00%, 08/15/2030	270,000	246,852
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	649,765
2.00%, 08/01/2027	675,000	661,908
2.00%, 08/01/2028	700,000	683,804
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,226,783
Little Ferry School District
0.05%, 08/15/2026	669,000	656,578
0.05%, 08/15/2027	620,000	589,732
0.05%, 08/15/2028	805,000	739,167
0.05%, 08/15/2029	825,000	733,734
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,708,354
New Jersey Economic Development Authority
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	919,754
2.20%, 10/01/2039 (Callable 12/03/2029)(a)(c)	2,330,000	2,200,856
New Jersey Educational Facilities Authority
3.50%, 07/01/2028 (Callable 02/02/2026)	165,000	163,719
5.00%, 07/01/2031 (Callable 07/01/2027)	1,435,000	1,476,727
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(c)	1,015,000	1,030,733
5.00%, 12/01/2029(c)	3,000,000	3,172,952
5.00%, 12/01/2030(c)	3,000,000	3,184,158
5.00%, 12/01/2031(c)	1,600,000	1,701,013
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,045,000	3,048,362
4.50%, 10/01/2048 (Callable 10/01/2027)	455,000	461,239
4.75%, 10/01/2050 (Callable 04/01/2028)	500,000	507,283
5.00%, 10/01/2053 (Callable 04/01/2031)	2,585,000	2,686,086
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	495,000	481,651
0.00%, 12/15/2027(e)	155,000	146,445

	Par	Value
0.00%, 12/15/2028(e)	$4,915,000	$4,519,945
0.00%, 12/15/2028(e)	775,000	710,636
5.00%, 06/15/2029 (Callable 06/15/2026)	1,865,000	1,882,242
0.00%, 12/15/2029(e)	3,690,000	3,296,727
5.00%, 06/15/2031 (Callable 06/15/2026)	1,000,000	1,008,929
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,760,000	1,798,753
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,535,285
Northfield Board of Education
2.00%, 07/15/2028	475,000	463,617
2.00%, 07/15/2029	390,000	377,385
2.00%, 07/15/2030	510,000	489,144
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	605,296
1.00%, 07/15/2027	645,000	624,167
1.00%, 07/15/2028	685,000	647,959
1.00%, 07/15/2029	725,000	671,603
1.00%, 07/15/2030	900,000	816,293
River Dell Regional School District, 1.00%, 09/01/2028	735,000	697,889
Roseland School District/NJ
1.00%, 08/15/2027	445,000	430,782
1.00%, 08/15/2028	475,000	452,778
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	476,719
Scotch Plains-Fanwood School District
1.25%, 10/15/2026	1,050,000	1,034,389
1.25%, 10/15/2027	865,000	836,699
1.25%, 10/15/2028	890,000	847,437
1.25%, 10/15/2029	925,000	865,999
1.25%, 10/15/2030	960,000	882,625
1.25%, 10/15/2031	1,000,000	901,560
1.25%, 10/15/2032	1,040,000	917,008
Tewksbury Township Board of Education
1.00%, 08/15/2029	975,000	903,848
1.00%, 08/15/2030	1,015,000	920,983
1.00%, 08/15/2031	1,050,000	929,290
1.00%, 08/15/2032	1,095,000	943,359
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	500,000	473,515
Township of Little Falls NJ, 3.25%, 08/15/2032 (Callable 02/02/2026)	250,000	249,921
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,319,132
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	965,449
0.05%, 08/15/2028	1,050,000	966,617
0.05%, 08/15/2029	985,000	879,157
		89,183,899

The accompanying notes are an integral part of these financial statements.

159

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - 0.1%
New Mexico Mortgage Finance Authority
3.40%, 03/01/2032 (Callable 09/01/2031)	$975,000	$982,808
3.50%, 03/01/2045 (Callable 03/01/2026)	30,000	29,939
3.75%, 03/01/2048 (Callable 03/01/2027)	295,000	295,229
4.25%, 07/01/2049 (Callable 01/01/2028)	220,000	221,538
		1,529,514
New York - 3.0%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,004,660
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 02/02/2026)(b)	501,987	500,929
City of Mount Vernon NY, 7.25%, 07/15/2032 (Callable 07/15/2027)	3,095,326	3,263,998
City of New York NY, 5.00%, 10/01/2038 (Callable 10/01/2027)	1,105,000	1,133,413
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	449,923
Clinton County Capital Resource Corp., 4.00%, 07/01/2030(b)	5,350,000	5,466,593
Huntington Local Development Corp., 4.00%, 07/01/2027	2,295,000	2,257,108
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028)(a)	8,000,000	8,015,469
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027)(a)	3,905,000	4,019,969
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)	400,000	410,425
3.40%, 11/01/2062 (Callable 01/23/2026)(a)	4,270,000	4,270,337
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	7,270,000	7,425,048
3.75%, 05/01/2065 (Callable 05/01/2028)(a)	540,000	548,346
New York City Municipal Water Finance Authority, 5.00%, 06/15/2027 (Callable 01/02/2026)	150,000	150,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/01/2032 (Callable 05/01/2027)	1,200,000	1,237,836

	Par	Value
New York State Dormitory Authority
5.00%, 05/01/2027	$1,250,000	$1,281,106
5.00%, 05/01/2028	1,000,000	1,037,515
5.50%, 07/01/2031	2,185,000	2,379,971
New York State Housing Finance Agency
1.65%, 05/15/2039	3,083,815	2,589,849
3.60%, 11/01/2044 (Callable 04/01/2031)(a)	2,500,000	2,541,559
3.85%, 05/01/2062 (Callable 01/23/2026)(a)	120,000	120,047
3.60%, 11/01/2064 (Callable 05/01/2027)(a)	3,750,000	3,776,229
3.30%, 05/01/2065 (Callable 05/01/2028)(a)	1,000,000	1,003,968
New York State Thruway Authority, 5.00%, 01/01/2034 (Callable 01/01/2028)	340,000	355,365
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 02/02/2026)	715,000	720,869
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	397,025
5.00%, 08/01/2032	350,000	345,785
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.45%, 04/01/2027(c)	405,000	404,946
3.55%, 10/01/2027(c)	415,000	415,043
3.60%, 04/01/2028(c)	430,000	430,410
3.65%, 10/01/2028(c)	560,000	561,082
3.70%, 04/01/2029(c)	510,000	511,761
3.75%, 10/01/2029(c)	485,000	487,731
3.90%, 04/01/2030(c)	440,000	443,647
3.95%, 10/01/2030(c)	510,000	515,858
3.25%, 10/01/2050 (Callable 10/01/2029)	50,000	49,668
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 02/02/2026)	1,500,000	1,501,814
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2050(a)	355,000	357,875
		62,383,177
North Carolina - 1.9%
City of Rocky Mount NC, 4.00%, 05/01/2032 (Callable 05/01/2026)	445,000	446,139
County of Johnston NC, 5.00%, 02/01/2027	4,280,000	4,391,209
County of New Hanover NC, 3.50%, 02/01/2032 (Callable 02/02/2026)	685,000	685,173
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,191,582

The accompanying notes are an integral part of these financial statements.

160

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028)(a)	$1,750,000	$1,752,287
3.15%, 07/01/2059 (Callable 01/01/2028)(a)	2,350,000	2,356,374
Fayetteville State University, 5.00%, 04/01/2030	265,000	284,692
Inlivian, 5.00%, 06/01/2043 (Callable 01/23/2026)(a)	5,348,000	5,353,154
Nash Health Care Systems, 5.00%, 02/01/2032	3,325,000	3,682,551
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	1,000,000	1,010,606
5.00%, 04/01/2029(a)	1,155,000	1,207,000
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,000,000	1,000,260
4.00%, 07/01/2048 (Callable 07/01/2027)	95,000	95,310
4.00%, 01/01/2050 (Callable 07/01/2028)	1,200,000	1,203,034
4.00%, 07/01/2050 (Callable 07/01/2029)	1,440,000	1,447,984
6.00%, 07/01/2053 (Callable 07/01/2031)	4,035,000	4,269,866
6.25%, 01/01/2055 (Callable 07/01/2032)	2,385,000	2,572,480
6.25%, 01/01/2056 (Callable 07/01/2033)	1,765,000	1,984,039
Town of Holly Springs NC, 5.00%, 11/01/2027	300,000	313,300
Town of Morehead City NC, 4.05%, 01/01/2028(a)	2,000,000	2,018,686
Town of Oak Island NC Enterprise System Revenue, 5.00%, 06/01/2028	1,050,000	1,107,094
		38,372,820
North Dakota - 1.0%
City of Horace ND
3.00%, 05/01/2026	345,000	343,560
3.00%, 05/01/2026	100,000	99,533
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	260,770
5.00%, 05/01/2027	475,000	485,840
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	295,845
5.00%, 05/01/2028	480,000	497,824
5.00%, 05/01/2029	670,000	703,589
5.00%, 05/01/2030	530,000	563,839
5.00%, 05/01/2031	3,040,000	3,270,306
City of Mayville ND, 5.00%, 05/01/2031	3,585,000	3,758,584

	Par	Value
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	$145,000	$145,259
4.00%, 01/01/2051 (Callable 07/01/2029)	1,065,000	1,071,116
3.00%, 07/01/2052 (Callable 01/01/2031)	2,140,000	2,102,921
6.25%, 01/01/2055 (Callable 07/01/2033)	1,995,000	2,222,304
5.75%, 07/01/2056 (Callable 01/01/2034)	3,000,000	3,315,434
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 02/02/2026)	1,215,000	1,214,974
		20,351,698
Ohio - 3.4%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2028	1,240,000	1,323,960
Bedford City School District
5.50%, 12/01/2029	500,000	554,676
5.50%, 12/01/2031	1,180,000	1,366,405
City of Middletown OH, 4.38%, 08/07/2026	3,147,000	3,160,300
City of Waterville OH, 1.00%, 12/01/2026	420,000	412,109
Cleveland State University
5.00%, 06/01/2026	650,000	655,885
5.00%, 06/01/2027	550,000	566,815
5.00%, 06/01/2028	500,000	526,348
5.00%, 06/01/2029	650,000	697,983
5.00%, 06/01/2030	540,000	590,953
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,917,234
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,490,215
5.00%, 12/01/2035 (Callable 12/01/2032)	1,250,000	1,323,067
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,030,000	2,076,365
County of Allen OH Hospital Facilities Revenue
5.00%, 10/01/2049 (Callable 02/03/2027)(a)	1,500,000	1,547,112
1.20%, 11/01/2050 (Callable 01/02/2026)(a)	5,000,000	5,000,000
County of Fayette OH
5.25%, 12/01/2028	500,000	531,429
5.25%, 12/01/2029	600,000	649,162

The accompanying notes are an integral part of these financial statements.

161

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.25%, 12/01/2030	$600,000	$660,510
5.25%, 12/01/2031	795,000	888,128
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)	1,000,000	1,044,741
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2029)	700,000	763,603
County of Montgomery OH
5.00%, 09/01/2027	405,000	417,928
5.00%, 09/01/2029	440,000	469,683
5.00%, 09/01/2030	375,000	406,163
5.00%, 09/01/2031	390,000	427,399
5.00%, 09/01/2032	1,000,000	1,105,685
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	8,870,000	9,883,949
Geauga County Public Library, 3.25%, 12/01/2029 (Callable 02/02/2026)	275,000	275,090
Lorain Metropolitan Housing Authority, 3.22%, 06/01/2029 (Callable 12/01/2027)(a)	2,000,000	2,005,354
Oberlin City School District
5.00%, 11/01/2026	255,000	259,194
5.00%, 11/01/2027	275,000	286,187
5.00%, 11/01/2030	250,000	275,676
5.00%, 11/01/2031	300,000	336,010
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	2,650,000	2,684,148
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2027	375,000	381,537
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 01/01/2026)(b)	1,500,000	1,501,517
3.37%, 03/01/2028(a)	2,000,000	2,008,478
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	1,000,000	1,000,964
4.00%, 03/01/2047 (Callable 02/02/2026)	40,000	40,061
4.50%, 03/01/2050 (Callable 09/01/2028)	3,655,000	3,694,515
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,021
Port of Greater Cincinnati Development Authority, 4.00%, 11/15/2028	485,000	491,702
Reynoldsburg City School District, 4.94%, 09/01/2032	4,170,000	4,456,840
State of Ohio
5.00%, 01/15/2032	2,000,000	2,222,195
3.90%, 01/15/2050(a)	3,000,000	3,068,204

	Par	Value
Summit County Development Finance Authority
5.00%, 07/01/2031	$195,000	$212,572
5.00%, 07/01/2032	260,000	286,130
5.00%, 07/01/2033	350,000	387,994
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	870,000	863,489
2.00%, 11/15/2031	700,000	647,586
4.00%, 11/15/2034 (Callable 11/15/2032)	1,150,000	1,182,827
		70,036,098
Oklahoma - 2.8%
Caddo County Educational Facilities Authority
4.63%, 09/01/2028 (Callable 02/02/2026)	250,000	250,341
5.00%, 09/01/2028	770,000	803,996
5.00%, 09/01/2029	845,000	894,239
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,711,392
Cleveland Educational Facilities Authority, 5.00%, 09/01/2032	310,000	340,655
Clinton Public Works Authority, 5.00%, 10/01/2033 (Callable 10/01/2032)	2,145,000	2,351,875
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	2,020,000	2,045,663
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,030,816
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,082,460
3.00%, 12/01/2028 (Callable 12/01/2026)	250,000	249,340
5.00%, 12/01/2031 (Callable 12/01/2028)	910,000	954,793
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	551,408
Kingston Economic Development Authority
5.00%, 08/20/2026	235,000	237,825
5.00%, 08/20/2027	500,000	515,483
5.00%, 08/20/2028	625,000	656,012
Mannford Public Works Authority, 3.00%, 11/01/2036 (Callable 11/01/2028)	445,000	388,307
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2029	430,000	455,209
Murray County Educational Facilities Authority
5.00%, 09/01/2027	525,000	537,203
5.00%, 09/01/2028	550,000	570,293
5.00%, 09/01/2029	590,000	618,145

The accompanying notes are an integral part of these financial statements.

162

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Muskogee County Public Safety Authority, 4.00%, 12/01/2027	$1,000,000	$1,013,734
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,793,890
Oklahoma City Airport Trust, 5.00%, 07/01/2032 (Callable 07/01/2028)(c)	2,960,000	3,086,939
Oklahoma County Finance Authority
5.00%, 09/01/2027	2,140,000	2,183,138
5.00%, 09/01/2028	1,370,000	1,413,855
Oklahoma County Independent School District No 52 Midwest City-Del City, 4.00%, 07/01/2027	4,140,000	4,219,380
Oklahoma Housing Finance Agency
3.20%, 10/01/2042 (Callable 08/01/2026)(a)	1,200,000	1,201,669
5.00%, 03/01/2052 (Callable 03/01/2031)	1,420,000	1,470,935
6.00%, 03/01/2054 (Callable 09/01/2032)	2,370,000	2,597,921
6.50%, 09/01/2054 (Callable 09/01/2032)	1,595,000	1,783,172
6.50%, 09/01/2056 (Callable 03/01/2033)	6,115,000	6,976,416
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	2,006,307
Payne County Economic Development Authority, 4.00%, 09/01/2030	1,110,000	1,110,791
Sallisaw Municipal Authority, 4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	765,372
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	2,250,000	2,233,715
2.00%, 04/01/2027	2,500,000	2,463,313
Tulsa County Industrial Authority
5.00%, 09/01/2027	305,000	315,591
5.00%, 09/01/2028	350,000	369,209
5.00%, 09/01/2029	370,000	396,980
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,369,773
0.05%, 04/01/2027	2,465,000	2,388,700
		58,406,255
Oregon - 1.1%
City of Redmond OR, 5.00%, 06/01/2031(c)	350,000	383,878
Clackamas County Fire District No 1, 4.00%, 06/01/2031 (Callable 06/01/2027)	2,705,000	2,751,958

	Par	Value
Clackamas County School District No 7J Lake Oswego, 4.00%, 06/01/2033 (Callable 06/01/2027)	$1,000,000	$1,012,454
County of Clackamas OR, 3.00%, 06/01/2028 (Callable 01/23/2026)	400,000	399,102
Curry Health District
5.00%, 01/01/2027	540,000	549,469
5.00%, 01/01/2028	520,000	537,700
Oregon City School District No 62
0.00%, 06/15/2027(e)	500,000	480,445
0.00%, 06/15/2028(e)	400,000	373,831
0.00%, 06/15/2029(e)	400,000	363,264
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	2,825,000	2,855,357
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 01/23/2026)(b)	5,250,000	5,250,800
State of Oregon
4.00%, 12/01/2048 (Callable 12/01/2026)	80,000	80,153
6.25%, 06/01/2055 (Callable 01/23/2026)	2,995,000	3,325,723
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 02/02/2026)	235,000	235,033
4.50%, 01/01/2049 (Callable 07/01/2027)	370,000	370,586
4.50%, 07/01/2049 (Callable 07/01/2027)	105,000	105,344
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027)(e)	950,000	840,987
Washington Clackamas & Yamhill Counties School District No 88J, 3.50%, 06/15/2027 (Callable 02/02/2026)	1,910,000	1,910,533
		21,826,617
Pennsylvania - 3.5%
Allegheny County Higher Education Building Authority, 5.00%, 10/15/2047 (Callable 10/15/2027)	210,000	218,483
Allegheny County Hospital Development Authority, 3.06% (SIFMA Municipal Swap Index + 0.70%), 11/15/2047 (Callable 05/15/2026)	175,000	173,429
Bucks County Industrial Development Authority, 5.00%, 07/01/2032 (Callable 07/01/2031)	2,150,000	2,307,620

The accompanying notes are an integral part of these financial statements.

163

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 02/02/2026)	$130,000	$130,070
4.00%, 09/01/2028 (Callable 02/02/2026)	165,000	165,085
4.00%, 09/01/2029 (Callable 02/02/2026)	170,000	170,081
4.00%, 09/01/2030 (Callable 02/02/2026)	175,000	175,067
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,007,792
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/01/2026)	2,565,000	2,548,010
City of Erie Higher Education Building Authority, 5.00%, 05/01/2027	225,000	229,535
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2031 (Callable 07/01/2027)(c)	1,520,000	1,563,095
City of Scranton PA
5.00%, 09/01/2026	420,000	423,945
5.00%, 09/01/2027	440,000	450,704
Commonwealth Financing Authority, 5.00%, 06/01/2032 (Callable 06/01/2028)	1,390,000	1,456,746
County of Allegheny PA, 3.43% (SOFR + 0.55%), 11/01/2026 (Callable 02/02/2026)	530,000	529,952
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,453,749
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 02/02/2026)	335,000	335,339
5.00%, 01/01/2032 (Callable 02/02/2026)	900,000	900,830
General Authority of Southcentral Pennsylvania, 5.00%, 12/01/2029 (Callable 02/02/2026)	1,000,000	1,001,067
Latrobe Industrial Development Authority
5.00%, 03/01/2027	195,000	197,602
5.00%, 03/01/2028	190,000	194,504
Mid Valley School District, 3.00%, 03/15/2026 (Callable 02/02/2026)	1,065,000	1,063,929
Montgomery County Industrial Development Authority/PA
2.00%, 11/15/2029 (Callable 02/01/2026)(a)	2,135,000	2,135,000
4.10%, 04/01/2053(a)	300,000	307,709

	Par	Value
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	$635,000	$635,846
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(c)	4,000,000	4,024,198
5.00%, 12/31/2029(c)	3,000,000	3,210,064
5.00%, 06/30/2030(c)	1,500,000	1,613,584
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	5,000,000	5,486,604
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026	1,250,000	1,250,000
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029(c)	725,000	760,370
Pennsylvania Housing Finance Agency
3.15%, 09/01/2028(a)	1,695,000	1,696,974
4.00%, 10/01/2046 (Callable 04/01/2026)	475,000	475,243
4.25%, 10/01/2052 (Callable 04/01/2032)	770,000	781,683
6.25%, 10/01/2053 (Callable 04/01/2033)	3,675,000	3,978,656
6.25%, 10/01/2055 (Callable 04/01/2033)	1,100,000	1,245,907
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	285,000	292,066
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,586,150
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	6,500,000	7,273,068
Philadelphia Municipal Authority, 5.00%, 04/01/2032 (Callable 04/01/2027)	2,000,000	2,046,107
Reading School District, 0.00%, 01/15/2026(e)	670,000	669,101
Scranton-Lackawanna Health and Welfare Authority
5.00%, 11/01/2026	450,000	456,691
5.00%, 11/01/2027	325,000	335,681
5.00%, 11/01/2028	400,000	420,279
5.00%, 11/01/2029	425,000	454,786
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2032 (Callable 12/15/2027)	1,020,000	1,055,735
5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,032,556
State Public School Building Authority
0.00%, 05/15/2028(e)	2,075,000	1,926,921

The accompanying notes are an integral part of these financial statements.

164

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 06/01/2031 (Callable 12/01/2026)	$3,500,000	$3,557,296
5.00%, 06/01/2033 (Callable 12/01/2026)	4,145,000	4,207,977
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2026	725,000	726,095
5.00%, 07/01/2029	1,555,000	1,624,796
		71,963,777
Rhode Island - 0.7%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,273,007
5.00%, 09/15/2028	2,425,000	2,559,292
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,907,568
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2031	200,000	217,916
4.25%, 09/15/2031 (Callable 09/15/2027)	1,015,000	1,036,414
5.00%, 07/01/2032	250,000	274,370
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,000,000	1,004,911
3.75%, 10/01/2049 (Callable 04/01/2029)	730,000	730,801
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 02/02/2026)	1,075,000	1,078,956
		15,083,235
South Carolina - 1.2%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,015,296
County of Charleston SC, 3.25%, 11/01/2026 (Callable 02/02/2026)	350,000	350,110
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026)(a)	1,162,000	1,172,405
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,134,834
Lexington County School District No 1/SC, 3.50%, 02/01/2030 (Callable 02/02/2026)	145,000	145,046
Piedmont Municipal Power Agency 0.00%, 01/01/2029(e)	1,010,000	921,119
0.00%, 01/01/2029(e)	820,000	750,050
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 02/02/2026)	2,250,000	2,252,070

	Par	Value
5.75%, 11/15/2029 (Callable 02/02/2026)	$1,700,000	$1,700,265
4.00%, 11/01/2035 (Callable 11/01/2032)	705,000	699,797
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	2,000,000	2,017,968
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	250,000	254,530
4.00%, 07/01/2036 (Callable 01/01/2026)	55,000	55,735
4.00%, 07/01/2047 (Callable 01/01/2027)	200,000	200,130
4.50%, 07/01/2048 (Callable 07/01/2027)	150,000	150,812
4.00%, 01/01/2050 (Callable 07/01/2028)	995,000	1,002,172
4.00%, 07/01/2050 (Callable 07/01/2029)	1,045,000	1,052,210
3.00%, 01/01/2052 (Callable 07/01/2030)	6,100,000	6,019,271
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027(e)	1,835,000	1,721,745
0.00%, 10/01/2029(e)	1,835,000	1,600,939
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,452,161
		25,668,665
South Dakota - 0.5%
County of Turner SD
5.00%, 12/01/2027	455,000	474,358
5.00%, 12/01/2031	555,000	620,486
5.00%, 12/01/2032	580,000	656,059
South Dakota Board of Regents Housing & Auxiliary Facilities System
5.00%, 04/01/2031 (Callable 10/01/2027)	1,085,000	1,121,038
5.00%, 04/01/2034 (Callable 10/01/2027)	1,135,000	1,167,750
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2027	105,000	104,833
3.00%, 09/01/2028	200,000	199,505
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	3,200,000	3,548,542
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,570,000	2,781,825
		10,674,396

The accompanying notes are an integral part of these financial statements.

165

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - 1.8%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)	$1,455,000	$1,535,541
City of Jackson TN
5.00%, 04/01/2026 (Callable 01/23/2026)	1,075,000	1,075,864
5.00%, 04/01/2027 (Callable 01/23/2026)	645,000	645,540
5.00%, 04/01/2029 (Callable 01/23/2026)	600,000	600,379
City of Manchester TN, 2.00%, 08/01/2028	930,000	907,352
City of Morristown TN, 2.00%, 03/01/2029	1,325,000	1,284,239
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,941,966
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027)(a)	815,000	815,592
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028(e)	75,000	68,679
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	125,000	125,336
3.85%, 02/01/2048(a)	4,005,000	4,006,721
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	2,425,000	2,433,891
Poplar Grove Utility District Waterworks Revenue, 3.00%, 04/01/2028 (Callable 04/01/2026)	370,000	370,040
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	3,500,000	3,826,707
Shelby County Health Educational & Housing Facilities Board, 5.00%, 06/01/2031	4,985,000	5,496,296
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	711,019
5.50%, 12/01/2027	770,000	797,784
5.50%, 12/01/2028	1,000,000	1,054,639
5.50%, 12/01/2029	2,230,000	2,392,320
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	1,000,000	1,009,966
5.00%, 12/01/2032	2,250,000	2,426,897

	Par	Value
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 01/23/2026)	$685,000	$685,174
4.00%, 01/01/2043 (Callable 07/01/2027)	205,000	205,319
6.25%, 01/01/2054 (Callable 07/01/2032)	1,560,000	1,684,538
		37,101,799
Texas - 19.8%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031(b)	950,000	923,273
Alice Independent School District, 5.00%, 08/15/2027	790,000	820,924
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,012,233
Alvarado Independent School District/TX, 4.00%, 02/15/2052(a)	1,500,000	1,549,671
Andrews County Hospital District, 5.00%, 03/15/2029	225,000	236,764
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	1,725,000	1,884,970
Argyle Independent School District 4.00%, 08/15/2057(a)	3,005,000	3,060,372
4.00%, 08/15/2057(a)	2,230,000	2,303,844
Arlington Higher Education Finance Corp.
5.00%, 02/15/2027	1,000,000	1,025,248
4.00%, 12/01/2031 (Callable 06/01/2026)	200,000	200,839
5.00%, 08/15/2032 (Callable 08/15/2029)	515,000	552,809
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	4,560,000	4,576,453
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027)(a)	2,857,000	2,958,586
Banquete Independent School District
5.00%, 08/01/2027	250,000	259,391
5.00%, 08/01/2028	210,000	222,890
Baybrook Municipal Utility District No 1, 6.75%, 05/01/2032 (Callable 05/01/2030)	1,925,000	2,201,174
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 02/02/2026)(a)	4,000,000	4,003,032
Borden County Independent School District, 5.00%, 02/15/2030 (Callable 02/15/2028)	225,000	234,828
Brazoria County Municipal Utility District No 22, 6.50%, 09/01/2030	1,630,000	1,781,793
Brazoria County Municipal Utility District No 25, 3.00%, 09/01/2031 (Callable 02/02/2026)	195,000	191,035

The accompanying notes are an integral part of these financial statements.

166

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)	$2,325,000	$2,436,692
Brazoria County Municipal Utility District No 57
6.50%, 09/01/2030	1,450,000	1,597,477
6.13%, 09/01/2032 (Callable 09/01/2030)	435,000	487,135
Brazos County Municipal Utility District No 1
5.00%, 09/01/2028	255,000	268,100
5.00%, 09/01/2029	220,000	235,108
5.00%, 09/01/2030	215,000	233,004
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2027(c)	500,000	508,453
5.00%, 04/01/2028(c)	1,000,000	1,030,943
5.00%, 04/01/2030(c)	1,160,000	1,225,466
Bullard Independent School District, 4.00%, 02/15/2051(a)	3,000,000	3,099,342
Central Texas Turnpike System
0.00%, 08/15/2026(e)	9,060,000	8,901,502
5.00%, 08/15/2042 (Callable 05/15/2030)(a)	8,905,000	9,609,303
Chambers County Municipal Utility District No 1, 3.50%, 09/01/2031 (Callable 02/02/2026)	400,000	400,016
Charlotte Independent School District, 5.00%, 08/01/2028	245,000	259,786
Chisum Independent School District, 5.00%, 08/15/2027	325,000	337,196
City of Allen TX
5.00%, 08/15/2027	300,000	311,258
5.00%, 08/15/2028	500,000	531,275
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	211,599
5.00%, 09/01/2029	495,000	533,742
City of Celina TX
5.00%, 09/01/2028	447,000	466,439
5.00%, 09/01/2029	313,000	331,770
5.00%, 09/01/2030	491,000	527,674
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028)(a)	525,000	530,847
3.05%, 08/01/2030(a)	1,750,000	1,752,684
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	2,110,000	2,151,784
City of Godley TX
5.00%, 08/15/2032	610,000	685,814
5.00%, 08/15/2033	1,000,000	1,134,420
City of Hallsville TX, 3.50%, 08/15/2030 (Callable 02/02/2026)	300,000	289,950

	Par	Value
City of Houston TX Hotel Occupancy Tax & Special Revenue
0.00%, 09/01/2027(e)	$2,280,000	$2,162,902
5.00%, 09/01/2029 (Callable 02/02/2026)	1,500,000	1,502,486
City of Jourdanton TX, 3.50%, 02/01/2032 (Callable 02/02/2026)	295,000	295,006
City of Kyle TX
5.00%, 08/15/2032	235,000	265,429
5.00%, 08/15/2033	300,000	342,321
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 02/02/2026)	65,000	65,027
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	887,799
City of San Antonio TX Electric & Gas Systems Revenue, 3.08%, 02/01/2055(a)	4,000,000	4,013,432
City of Sulphur Springs TX, 3.25%, 07/01/2031 (Callable 02/02/2026)	200,000	198,611
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	1,010,000	1,020,893
5.00%, 02/15/2030	1,000,000	1,082,389
5.00%, 08/15/2035 (Callable 08/15/2026)	1,200,000	1,210,686
4.00%, 02/15/2055(a)	7,225,000	7,545,708
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	1,995,000	2,170,557
4.50%, 09/01/2030	4,450,000	4,596,484
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030	1,230,000	1,352,915
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	296,028
7.00%, 08/15/2028	295,000	324,831
Comal County Water Control & Improvement District No 6, 4.00%, 03/01/2027	555,000	560,582
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,439,812
County of Wise TX, 5.00%, 08/15/2026	850,000	855,830
Cypress Hill Municipal Utility District No 1, 3.00%, 09/01/2032 (Callable 02/02/2026)	25,000	24,267
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032)(a)(c)	6,900,000	7,550,641
Dallas Independent School District 5.00%, 02/15/2055(a)	5,000,000	5,514,212
5.00%, 02/15/2055(a)	3,390,000	3,616,198
Decatur Hospital Authority, 5.75%, 09/01/2029	700,000	739,213

The accompanying notes are an integral part of these financial statements.

167

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Denton Independent School District, 4.00%, 08/15/2055(a)	$3,030,000	$3,130,336
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 02/02/2026)	220,000	220,376
Eagle Mountain & Saginaw Independent School District 4.00%, 08/01/2050(a)	1,975,000	2,010,484
4.00%, 08/01/2050(a)	25,000	25,528
EP Cimarron Ventanas PFC
5.00%, 06/01/2026	385,000	387,704
5.00%, 12/01/2026	395,000	401,119
5.00%, 06/01/2027	400,000	409,869
5.00%, 06/01/2028	425,000	441,115
5.00%, 06/01/2029	445,000	467,280
5.00%, 12/01/2029	230,000	242,561
Fort Bend County Levee Improvement District No 15
3.38%, 09/01/2031 (Callable 02/02/2026)	360,000	359,581
3.50%, 09/01/2032 (Callable 02/02/2026)	370,000	369,997
Fort Bend County Levee Improvement District No 19, 2.00%, 09/01/2032 (Callable 09/01/2026)	770,000	678,273
Fort Bend County Municipal Utility District No 118, 3.25%, 09/01/2031 (Callable 02/02/2026)	220,000	219,993
Fort Bend County Municipal Utility District No 123, 3.00%, 09/01/2029 (Callable 02/02/2026)	220,000	218,221
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	680,000	728,677
Fort Bend County Municipal Utility District No 134D
5.75%, 09/01/2030	4,325,000	4,621,144
6.25%, 09/01/2030	2,705,000	2,924,280
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2034 (Callable 09/01/2026)	235,000	194,786
Fort Bend County Municipal Utility District No 146
3.00%, 09/01/2028 (Callable 02/02/2026)	260,000	257,829
3.00%, 09/01/2028 (Callable 02/02/2026)	215,000	213,205
Fort Bend County Municipal Utility District No 165
3.25%, 09/01/2030 (Callable 02/02/2026)	230,000	229,020
3.25%, 09/01/2031 (Callable 02/02/2026)	230,000	228,263
Fort Bend County Municipal Utility District No 173, 3.25%, 09/01/2030 (Callable 02/02/2026)	180,000	173,566

	Par	Value
Fort Bend County Municipal Utility District No 176, 6.50%, 09/01/2030	$1,160,000	$1,269,097
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,380,000	3,553,470
Fort Bend County Municipal Utility District No 184
5.00%, 04/01/2027	170,000	174,364
5.00%, 04/01/2028	180,000	187,863
4.75%, 04/01/2029	1,440,000	1,479,605
5.00%, 04/01/2029	185,000	196,415
5.00%, 04/01/2030	395,000	425,729
Fort Bend County Municipal Utility District No 194, 3.75%, 09/01/2030 (Callable 02/02/2026)	165,000	164,188
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	1,720,000	1,871,371
Fort Bend County Municipal Utility District No 222
6.50%, 07/01/2030	1,560,000	1,690,391
5.00%, 07/01/2033 (Callable 07/01/2031)	190,000	205,410
Fort Bend County Municipal Utility District No 229, 6.50%, 09/01/2031	1,395,000	1,545,167
Fort Bend County Municipal Utility District No 5
3.63%, 09/01/2031 (Callable 02/02/2026)	195,000	189,742
3.75%, 09/01/2032 (Callable 02/02/2026)	205,000	199,231
3.75%, 09/01/2033 (Callable 02/02/2026)	210,000	202,198
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	5,030,000	5,123,501
Frenship Independent School District
5.00%, 02/15/2029	400,000	428,984
5.00%, 02/15/2030	300,000	328,505
Frisco Independent School District, 0.00%, 08/15/2029(e)	105,000	94,148
Frisco West Water Control & Improvement District of Denton County
3.00%, 09/01/2028 (Callable 02/02/2026)	455,000	451,200
3.13%, 09/01/2029 (Callable 02/02/2026)	180,000	178,701
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,570,000	2,727,314
5.50%, 09/01/2030	1,550,000	1,644,787
FW Chaparral PFC, 5.00%, 10/01/2035 (Callable 10/01/2032)	1,500,000	1,599,009
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,000,000	982,566

The accompanying notes are an integral part of these financial statements.

168

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Galveston County Municipal Utility District No 43, 3.00%, 09/01/2029 (Callable 02/02/2026)	$255,000	$252,069
Galveston County Municipal Utility District No 46, 3.38%, 09/01/2030 (Callable 02/02/2026)	270,000	270,017
Generation Park Management District, 6.00%, 09/01/2030	5,585,000	6,017,867
Godley Independent School District
5.00%, 02/15/2027	485,000	497,029
5.00%, 02/15/2028	415,000	435,433
5.00%, 02/15/2029	515,000	552,157
5.00%, 02/15/2030	605,000	662,237
Grapevine-Colleyville Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2027)	1,250,000	1,272,389
Greenwood Independent School District
5.00%, 02/15/2027	320,000	327,972
5.00%, 02/15/2030	370,000	404,247
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	9,500,000	10,387,472
1.20%, 12/01/2060 (Callable 01/02/2026)(a)	5,000,000	5,000,000
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	460,000	471,514
Harris County Municipal Utility District No 16, 3.13%, 03/01/2029 (Callable 02/02/2026)	330,000	329,999
Harris County Municipal Utility District No 165
5.00%, 03/01/2030	2,380,000	2,475,978
6.50%, 03/01/2033 (Callable 10/01/2031)	410,000	479,075
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030	4,875,000	5,120,724
Harris County Municipal Utility District No 239, 3.00%, 03/01/2030 (Callable 02/02/2026)	240,000	235,753
Harris County Municipal Utility District No 26, 3.13%, 04/01/2031 (Callable 02/02/2026)	240,000	238,292
Harris County Municipal Utility District No 261, 3.25%, 03/01/2032 (Callable 02/02/2026)	265,000	262,336
Harris County Municipal Utility District No 290, 3.00%, 09/01/2027 (Callable 02/02/2026)	375,000	374,604
Harris County Municipal Utility District No 389, 3.00%, 09/01/2028 (Callable 02/02/2026)	275,000	272,703

	Par	Value
Harris County Municipal Utility District No 391, 3.00%, 09/01/2032 (Callable 02/02/2026)	$220,000	$217,243
Harris County Municipal Utility District No 421, 5.50%, 09/01/2034 (Callable 09/01/2031)	150,000	166,379
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,500,000	1,545,146
4.50%, 09/01/2030	875,000	901,335
Harris County Municipal Utility District No 433, 3.13%, 09/01/2031 (Callable 02/02/2026)	210,000	207,037
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,500,000	1,585,839
Harris County Municipal Utility District No 5, 3.00%, 09/01/2027 (Callable 02/02/2026)	315,000	314,667
Harris County Municipal Utility District No 531, 3.63%, 09/01/2032 (Callable 02/02/2026)	165,000	159,456
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	4,635,000	4,822,167
Harris County Municipal Utility District No 65, 3.13%, 03/01/2032 (Callable 02/02/2026)	250,000	245,764
Harris County Municipal Utility District No 71, 3.25%, 03/01/2029 (Callable 02/02/2026)	550,000	548,538
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026	280,000	283,482
5.00%, 09/01/2027	375,000	386,489
5.00%, 09/01/2028	400,000	419,376
5.00%, 09/01/2029	400,000	426,982
5.00%, 09/01/2030	400,000	434,205
5.00%, 09/01/2031	300,000	329,693
5.00%, 09/01/2032	225,000	249,538
Harris-Waller Counties Municipal Utility District No 4, 6.63%, 11/01/2030	1,410,000	1,566,677
Hays County Water Control & Improvement District No 2
3.10%, 09/01/2029 (Callable 02/02/2026)	250,000	250,005
3.20%, 09/01/2030 (Callable 02/02/2026)	365,000	362,663
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,750,000	3,921,542
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	3,290,000	3,530,245
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,135,000	1,256,556

The accompanying notes are an integral part of these financial statements.

169

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Kingsville Independent School District/TX, 4.00%, 02/15/2030 (Callable 02/02/2026)	$1,020,000	$1,020,492
La Vega Independent School District, 5.00%, 02/15/2027	170,000	174,387
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	1,000,000	983,226
Lakehaven Municipal Utility District
6.50%, 09/01/2032 (Callable 09/01/2031)	180,000	210,456
6.50%, 09/01/2033 (Callable 09/01/2031)	190,000	220,934
6.50%, 09/01/2034 (Callable 09/01/2031)	200,000	231,310
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	515,477
6.50%, 09/01/2026	300,000	307,203
6.00%, 09/01/2027	645,000	675,889
6.50%, 09/01/2027	300,000	316,782
Leander Independent School District
0.00%, 08/15/2028(e)	900,000	833,879
0.00%, 08/15/2028(e)	450,000	418,017
0.00%, 08/15/2029(e)	550,000	496,155
0.00%, 08/15/2029(e)	500,000	449,444
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	1,215,000	1,338,043
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	3,000,000	3,002,114
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,436,912
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 02/02/2026)(c)	3,775,000	3,778,597
Lower Colorado River Authority, 4.75%, 01/01/2028	10,000	10,184
Lubbock-Cooper Independent School District
5.00%, 02/15/2027	140,000	143,535
5.00%, 02/15/2028	150,000	157,227
5.00%, 02/15/2030	155,000	169,347
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,053,769
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	830,000	880,102
Midlothian Municipal Management District No 2, 6.50%, 09/01/2032 (Callable 11/01/2031)	250,000	293,869
Milano Independent School District, 4.00%, 02/15/2026 (Callable 02/02/2026)	110,000	110,018
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027)(a)(c)	2,000,000	2,011,608

	Par	Value
Montgomery County Municipal Utility District No 112
3.13%, 10/01/2028 (Callable 02/02/2026)	$340,000	$338,137
3.38%, 10/01/2030 (Callable 02/02/2026)	190,000	189,996
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	1,175,000	1,256,022
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,765,000	1,849,745
Montgomery County Municipal Utility District No 140
6.00%, 03/01/2029	150,000	163,301
6.50%, 03/01/2032	1,425,000	1,607,511
Montgomery County Municipal Utility District No 15, 2.00%, 03/01/2033 (Callable 03/01/2029)	490,000	429,232
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	295,627
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	312,142
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,275,000	1,378,960
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	915,000	1,001,894
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030	1,780,000	1,936,651
Montgomery County Municipal Utility District No 95, 3.00%, 09/01/2030 (Callable 02/02/2026)	200,000	197,006
New Caney Independent School District, 4.00%, 02/15/2050(a)	2,505,000	2,551,159
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)	3,000,000	3,013,214
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 02/02/2026)	705,000	706,195
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	360,000	364,488
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027(c)	250,000	255,545
5.00%, 06/01/2028(c)	1,100,000	1,142,254
5.00%, 06/01/2029(c)	1,450,000	1,516,933
5.00%, 06/01/2032(c)	1,250,000	1,335,138
4.13%, 06/01/2045 (Callable 06/01/2031)(c)	1,690,000	1,664,312

The accompanying notes are an integral part of these financial statements.

170

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
North Texas Tollway Authority
5.00%, 01/01/2027 (Callable 01/01/2026)	$200,000	$200,000
0.00%, 01/01/2029(e)	8,340,000	7,635,319
Northlake Municipal Management District No 1
6.75%, 03/01/2027	545,000	567,981
6.63%, 03/01/2031	1,625,000	1,774,314
Northside Independent School District
5.00%, 08/01/2027	500,000	519,177
2.00%, 06/01/2052(a)	4,155,000	4,085,026
Northwest Harris County Municipal Utility District No 12, 3.00%, 03/01/2029 (Callable 02/02/2026)	245,000	242,524
Oakmont Public Utility District
3.13%, 03/01/2028 (Callable 02/02/2026)	310,000	308,683
3.25%, 03/01/2029 (Callable 02/02/2026)	325,000	324,136
Paloma Lake Municipal Utility District No 2, 3.63%, 09/01/2033 (Callable 02/02/2026)	255,000	251,359
Paseo del Este Municipal Utility District No 8
3.63%, 08/15/2030 (Callable 08/15/2027)	160,000	158,668
3.75%, 08/15/2031 (Callable 08/15/2027)	165,000	164,116
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/2032 (Callable 10/01/2028)(c)	1,000,000	1,046,808
Port Freeport TX
5.00%, 06/01/2032 (Callable 06/01/2029)(c)	770,000	806,963
5.00%, 06/01/2033 (Callable 06/01/2029)(c)	500,000	522,699
Port of Port Arthur Navigation District, 1.25%, 04/01/2040 (Callable 01/02/2026)(a)	4,000,000	4,000,000
Post Wood Municipal Utility District/TX, 3.25%, 03/01/2032 (Callable 02/02/2026)	300,000	296,984
Prosper Independent School District, 4.00%, 02/15/2050(a)	1,250,000	1,259,889
PSC/TX, 3.75%, 12/01/2040	5,400,000	5,409,007
Redbird Ranch Water Control & Improvement District No 2, 6.25%, 09/01/2030	1,210,000	1,315,115
Remington Municipal Utility District No 1, 3.00%, 09/01/2029 (Callable 02/02/2026)	250,000	249,692
Reunion Ranch Water Control & Improvement District
3.75%, 08/15/2030 (Callable 02/02/2026)	155,000	153,230

	Par	Value
4.00%, 08/15/2033 (Callable 02/02/2026)	$175,000	$175,006
Rio Hondo Independent School District
5.00%, 02/15/2029	575,000	613,458
5.00%, 02/15/2030	440,000	477,678
Robert Lee Independent School District
5.00%, 02/15/2027	220,000	225,309
5.00%, 02/15/2028	335,000	349,167
5.00%, 02/15/2029 (Callable 08/15/2028)	230,000	242,145
5.00%, 02/15/2030 (Callable 08/15/2028)	140,000	147,361
Rolling Fork Public Utility District/TX, 3.00%, 10/01/2031 (Callable 02/02/2026)	200,000	194,558
San Antonio Housing Trust Public Facility Corp.
3.45%, 07/01/2029(a)	480,000	483,386
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	3,000,000	3,060,205
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	2,715,000	2,799,062
Sienna Municipal Utility District No 4, 2.00%, 09/01/2028 (Callable 02/02/2026)	315,000	301,172
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	390,250
5.50%, 09/01/2028	390,000	415,817
6.50%, 09/01/2029	1,065,000	1,142,370
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	3,500,000	3,538,435
Sonterra Municipal Utility District, 3.00%, 08/15/2031 (Callable 02/02/2026)	215,000	211,142
Southeast Regional Management District
5.00%, 04/01/2028	225,000	234,828
5.00%, 04/01/2029	170,000	180,489
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,403,995
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	2,310,000	2,316,729
Sunfield Municipal Utility District No 4
6.50%, 09/01/2028	155,000	169,373
6.50%, 09/01/2030	175,000	201,969
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	700,000	706,751
5.00%, 11/15/2028 (Callable 11/15/2027)	1,110,000	1,133,919
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,894,527
5.00%, 07/01/2053 (Callable 01/01/2032)(a)	5,635,000	6,212,585

The accompanying notes are an integral part of these financial statements.

171

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 11/15/2064 (Callable 11/15/2028)(a)	$4,000,000	$4,312,995
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,003,138
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,000,000	1,032,745
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 02/02/2026)(a)	2,000,000	2,007,624
4.75%, 03/01/2049 (Callable 09/01/2027)	415,000	419,040
5.50%, 09/01/2052 (Callable 03/01/2032)	2,665,000	2,834,935
5.75%, 07/01/2054 (Callable 01/01/2033)	4,030,000	4,413,278
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,601,056
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027	6,250,000	6,458,864
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029)(a)	8,590,000	9,128,463
Texas Municipal Gas Acquisition and Supply Corp. I, 4.12% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2026)	8,300,000	8,302,943
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)	265,000	266,460
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 01/23/2026)(a)	4,660,000	4,669,313
Travis County Municipal Utility District No 13, 3.00%, 08/15/2032 (Callable 02/02/2026)	300,000	285,189
Travis County Municipal Utility District No 15, 3.00%, 09/01/2032 (Callable 02/02/2026)	200,000	195,525
Travis County Municipal Utility District No 18
3.63%, 09/01/2030 (Callable 02/02/2026)	175,000	170,686
3.75%, 09/01/2032 (Callable 02/02/2026)	175,000	170,184
4.00%, 09/01/2033 (Callable 02/02/2026)	245,000	245,007
Travis County Municipal Utility District No 2, 3.25%, 09/01/2030 (Callable 02/02/2026)	275,000	273,829
Viridian Municipal Management District
4.00%, 12/01/2026 (Callable 02/02/2026)	340,000	340,237

	Par	Value
5.00%, 12/01/2027	$250,000	$259,364
5.00%, 12/01/2028	250,000	264,629
5.00%, 12/01/2028	200,000	211,703
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,779,121
Waller County Municipal Utility District No 19, 6.63%, 09/01/2030	1,345,000	1,467,891
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,555,727
7.25%, 09/01/2030	490,000	544,433
West Ranch Management District, 3.00%, 09/01/2028 (Callable 02/02/2026)	240,000	239,816
Westpointe Special Improvement District, 5.00%, 08/15/2035 (Callable 08/15/2031)	905,000	961,209
Westwood Shores Municipal Utility District
8.00%, 05/01/2032 (Callable 11/01/2031)	90,000	111,413
8.00%, 05/01/2033 (Callable 11/01/2031)	100,000	123,799
Williamson County Municipal Utility District No 29, 6.50%, 10/01/2033 (Callable 10/01/2030)	335,000	382,487
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	795,000	832,444
Williamson-Liberty Hill Municipal Utility District, 6.00%, 09/01/2032 (Callable 09/01/2028)	1,100,000	1,177,759
Willow Creek Farms Municipal Utility District
3.50%, 09/01/2032 (Callable 02/02/2026)	95,000	95,014
6.50%, 03/01/2033 (Callable 03/01/2032)	340,000	401,039
Wink-Loving Independent School District
5.00%, 02/15/2030 (Callable 02/15/2028)	1,000,000	1,048,944
5.00%, 02/15/2031 (Callable 02/15/2028)	1,000,000	1,048,596
5.00%, 02/15/2032 (Callable 02/15/2027)	3,235,000	3,320,582
5.00%, 02/15/2033 (Callable 02/15/2027)	4,555,000	4,676,209
Wood Trace Municipal Utility District No 1
3.50%, 09/01/2032 (Callable 02/02/2026)	150,000	144,392
3.63%, 09/01/2033 (Callable 02/02/2026)	150,000	144,364
		409,440,481
Utah - 0.6%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(c)	1,600,000	1,645,357

The accompanying notes are an integral part of these financial statements.

172

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
5.00%, 07/01/2032 (Callable 07/01/2027)(c)	$2,000,000	$2,053,418
Utah Charter School Finance Authority
5.00%, 04/15/2029	100,000	105,618
3.63%, 06/15/2029 (Callable 06/15/2027)(b)	765,000	750,257
5.00%, 04/15/2030	100,000	107,123
5.00%, 04/15/2031	100,000	108,585
5.00%, 04/15/2032	150,000	164,500
5.00%, 04/15/2033	155,000	171,267
5.00%, 04/15/2034	140,000	155,259
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 02/02/2026)	545,000	545,038
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,000,000	1,001,307
6.00%, 07/01/2053 (Callable 01/01/2032)	2,915,000	3,127,376
6.25%, 07/01/2055 (Callable 01/01/2033)	3,070,000	3,429,395
		13,364,500
Vermont - 0.1%
University of Vermont and State Agricultural College, 5.00%, 10/01/2034 (Callable 10/01/2029)	450,000	481,467
Vermont Housing Finance Agency
4.00%, 11/01/2048 (Callable 05/01/2027)	210,000	210,390
4.00%, 11/01/2049 (Callable 05/01/2028)	1,005,000	1,013,480
3.75%, 11/01/2050 (Callable 05/01/2029)	555,000	555,623
		2,260,960
Virginia - 1.4%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,100,000	1,084,685
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	6,720,000	6,914,489
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026)(a)	1,675,000	1,690,369
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,515,000	1,524,325

	Par	Value
Richmond Redevelopment & Housing Authority
3.45%, 09/01/2046 (Callable 09/01/2027)(a)	$2,070,000	$2,087,329
3.10%, 12/01/2055 (Callable 04/01/2026)(a)	250,000	250,071
Salem Economic Development Authority, 5.00%, 04/01/2028	350,000	361,205
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,517,151
Virginia College Building Authority, 4.00%, 02/01/2028 (Callable 02/02/2026)	325,000	325,301
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,416,546
Virginia Housing Development Authority
3.25%, 03/01/2029 (Callable 03/01/2026)	550,000	550,214
3.25%, 09/01/2029 (Callable 09/01/2026)	1,750,000	1,754,125
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026)(c)	3,500,000	3,541,964
5.00%, 08/01/2029	2,430,000	2,643,694
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,165,000	1,203,445
5.00%, 10/01/2031	1,050,000	1,142,024
		28,006,937
Washington - 1.9%
Central Puget Sound Regional Transit Authority, 4.75%, 02/01/2028 (Callable 02/02/2026)	140,000	140,845
Central Washington University, 4.00%, 05/01/2026 (Callable 02/02/2026)	435,000	435,142
City of Seattle WA Municipal Light & Power Revenue, 3.57% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	9,575,000	9,525,134
Clark County School District No 117 Camas, 3.50%, 12/01/2026 (Callable 02/02/2026)	200,000	200,074
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,263,852
King County Public Hospital District No 4, 5.50%, 12/01/2035	3,750,000	3,767,641
King County School District No 210 Federal Way, 5.00%, 12/01/2030 (Callable 12/01/2027)	210,000	219,414

The accompanying notes are an integral part of these financial statements.

173

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 02/02/2026)	$675,000	$675,233
Seattle Housing Authority, 5.00%, 12/01/2029 (Callable 04/01/2029)	2,000,000	2,108,056
State of Washington, 5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,884,087
Tacoma Metropolitan Park District
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,688,890
4.00%, 12/01/2027	2,505,000	2,567,622
Vancouver Housing Authority
5.00%, 02/01/2026	150,000	150,177
5.00%, 02/01/2027	280,000	284,328
5.00%, 08/01/2027	285,000	291,287
5.00%, 02/01/2028	295,000	303,576
5.00%, 08/01/2028	300,000	310,649
5.00%, 02/01/2029	310,000	322,743
5.00%, 08/01/2029	315,000	330,118
5.00%, 02/01/2030	320,000	336,678
5.00%, 08/01/2030	330,000	349,186
5.00%, 08/01/2032	465,000	497,606
Washington Health Care Facilities Authority
5.00%, 12/01/2026(b)	285,000	290,946
5.00%, 09/01/2029	2,710,000	2,902,638
5.00%, 08/01/2033 (Callable 08/01/2029)	640,000	677,920
Washington State Housing Finance Commission
4.50%, 07/01/2030 (Callable 02/02/2026)(b)	2,530,000	2,530,193
5.00%, 07/01/2033	1,745,000	1,941,762
4.75%, 01/01/2034 (Callable 01/01/2030)(b)	940,000	940,590
		39,936,387
West Virginia - 0.8%
City of Wheeling WV Waterworks & Sewerage System Revenue
5.00%, 06/01/2029	125,000	133,373
5.00%, 06/01/2030	100,000	108,426
5.00%, 06/01/2031	255,000	280,350
5.00%, 06/01/2032	250,000	277,812
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2026	530,000	534,116
5.00%, 06/01/2027	300,000	308,157
5.00%, 06/01/2028	600,000	628,292
5.00%, 06/01/2030	450,000	485,614
5.00%, 06/01/2031	1,125,000	1,228,081
5.00%, 06/01/2033	500,000	550,867

	Par	Value
Jefferson County Building Commission
5.00%, 07/01/2028	$275,000	$290,245
5.00%, 07/01/2029	285,000	307,013
5.00%, 07/01/2030	500,000	549,048
5.00%, 07/01/2031	315,000	351,777
Kanawha County Public Building Commission, 5.00%, 12/01/2034 (Callable 12/01/2029)	720,000	773,364
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)	1,730,000	1,779,707
West Virginia Housing Development Fund
3.00%, 11/01/2026	1,130,000	1,131,565
5.00%, 11/01/2027	190,000	197,169
3.20%, 11/01/2028 (Callable 02/01/2028)(a)	1,950,000	1,952,819
5.00%, 11/01/2028	275,000	290,940
5.00%, 11/01/2029	325,000	350,598
3.60%, 11/01/2032 (Callable 05/01/2032)	200,000	203,061
2.00%, 11/01/2033 (Callable 05/01/2030)	175,000	151,470
West Virginia University, 0.00%, 04/01/2029(e)	290,000	260,235
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	904,971
5.00%, 06/01/2028	1,030,000	1,085,191
5.00%, 06/01/2029	1,095,000	1,177,574
5.00%, 06/01/2030	1,010,000	1,107,373
		17,399,208
Wisconsin - 3.8%
City of Kaukauna WI
5.00%, 06/01/2031	200,000	221,495
5.00%, 06/01/2032	200,000	224,390
City of Kaukauna WI Sanitary Sewer System Revenue, 5.00%, 06/01/2028 (Callable 06/01/2027)	4,500,000	4,618,625
City of Madison WI Water Utility Revenue, 4.00%, 01/01/2033 (Callable 01/01/2027)	700,000	708,157
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 02/02/2026)	150,000	150,011
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	974,207
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 02/02/2026)	125,000	125,110

The accompanying notes are an integral part of these financial statements.

174

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
County of St Croix WI, 2.60%, 03/01/2027	$625,000	$621,354
County of Waushara WI, 4.50%, 06/01/2027 (Callable 02/02/2026)	2,500,000	2,502,465
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,326,125
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,305,879
De Soto Area School District/WI, 3.50%, 03/01/2030 (Callable 03/01/2026)	340,000	339,812
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,092,812
Fall River School District
6.00%, 04/01/2026	585,000	589,537
6.00%, 04/01/2027	630,000	654,682
6.00%, 04/01/2028	270,000	289,217
6.00%, 04/01/2029	130,000	143,275
6.00%, 04/01/2030	140,000	158,209
6.00%, 04/01/2031	150,000	173,218
Prairie Du Chien Area School District, 3.00%, 03/01/2029 (Callable 03/01/2026)	625,000	617,591
Public Finance Authority
5.00%, 07/01/2026(c)	465,000	467,998
5.00%, 07/01/2027(b)	290,000	294,786
5.00%, 10/01/2027(b)	500,000	510,368
3.25%, 01/01/2028	1,000,000	986,897
5.00%, 07/01/2028(c)	1,245,000	1,286,639
5.00%, 07/01/2028(b)	250,000	256,850
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	1,180,000	1,259,430
5.25%, 12/01/2028	960,000	1,004,588
3.25%, 01/01/2029	860,000	843,394
5.00%, 07/01/2029(c)	1,365,000	1,426,360
5.00%, 10/01/2029(b)	3,000,000	3,130,642
5.25%, 12/01/2029	1,010,000	1,071,464
5.00%, 07/01/2030(b)	995,000	1,041,436
5.00%, 06/01/2031 (Callable 06/01/2030)	800,000	861,667
4.00%, 01/01/2055(b)	10,500,000	10,490,927
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	175,778
5.00%, 04/01/2029	165,000	172,665
5.00%, 04/01/2030	330,000	349,572
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,750,000	7,852,236

	Par	Value
Wauwatosa School District, 4.00%, 03/01/2033 (Callable 03/01/2027)	$1,750,000	$1,772,274
Wisconsin Center District, 0.00%, 12/15/2031(e)	1,000,000	828,856
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2026	400,000	401,023
5.00%, 11/01/2026	1,065,000	1,072,362
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	7,000,000	7,058,530
4.00%, 09/15/2027	830,000	831,189
5.00%, 02/15/2028	515,000	536,229
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	844,349
5.00%, 04/01/2031 (Callable 10/01/2028)	550,000	582,477
5.00%, 12/01/2046 (Callable 06/01/2031)(a)(f)	4,500,000	4,874,540
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 02/02/2026)	35,000	34,951
4.00%, 03/01/2048 (Callable 03/01/2027)	60,000	60,095
4.25%, 03/01/2049 (Callable 09/01/2028)	300,000	303,124
6.00%, 03/01/2055 (Callable 09/01/2033)	2,655,000	2,900,020
		78,419,887
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2026	340,000	342,210
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 02/02/2026)	2,000,000	2,000,401
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	645,000	615,142
4.00%, 12/01/2048 (Callable 06/01/2028)	1,410,000	1,417,377
3.75%, 12/01/2049 (Callable 12/01/2028)	175,000	175,064
3.50%, 06/01/2052 (Callable 06/01/2031)	105,000	104,609
		4,654,803
TOTAL MUNICIPAL BONDS (Cost $2,008,338,103)		2,025,040,387

The accompanying notes are an integral part of these financial statements.

175

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 1.0%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.09%(g)	20,341,659	$20,341,659
TOTAL MONEY MARKET FUNDS (Cost $20,341,659)		20,341,659
TOTAL INVESTMENTS - 98.8% (Cost $2,028,679,762)		$2,045,382,046
Other Assets in Excess of Liabilities - 1.2%		25,132,562
TOTAL NET ASSETS - 100.0%		$2,070,514,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $94,486,930 or 4.6% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $95,920,433 or 4.6% of net assets.
(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

176

BAIRD SHORT-TERM MUNICIPAL BOND FUND
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Short-Term Municipal Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,025,040,387	$—	$2,025,040,387
Money Market Funds	20,341,659	—	—	20,341,659
Total Investments	$20,341,659	$2,025,040,387	$—	$2,045,382,046

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

177

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 97.8%
Alabama - 4.2%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$324,386
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2040 (Callable 03/01/2035)	3,200,000	3,600,306
5.00%, 09/01/2041 (Callable 03/01/2035)	3,250,000	3,617,353
5.00%, 09/01/2042 (Callable 03/01/2035)	3,750,000	4,128,188
5.00%, 09/01/2043 (Callable 03/01/2035)	1,500,000	1,634,821
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	5,700,000	5,708,227
5.75%, 04/01/2055 (Callable 04/01/2033)	2,820,000	3,068,385
Black Belt Energy Gas District
5.00%, 05/01/2027	1,100,000	1,110,036
5.00%, 05/01/2031	1,500,000	1,609,255
5.00%, 05/01/2032	1,325,000	1,431,782
4.00%, 12/01/2052 (Callable 09/01/2029)(a)	1,000,000	1,023,373
5.00%, 05/01/2053(a)	2,500,000	2,619,630
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	1,200,000	1,259,678
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	2,000,000	2,146,803
City of Arab AL, 5.00%, 03/01/2038 (Callable 03/01/2035)	1,160,000	1,312,109
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	12,000,000	13,425,125
County of Jefferson AL
5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,707,474
5.00%, 09/15/2035 (Callable 03/15/2027)	1,350,000	1,380,331
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 (Callable 10/01/2033)	5,500,000	5,680,253
5.50%, 10/01/2053 (Callable 10/01/2033)	1,500,000	1,568,563
County of Montgomery AL
4.00%, 03/01/2028	175,000	178,837
5.00%, 03/01/2028 (Callable 02/02/2026)	55,000	55,085
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	257,336
5.00%, 03/01/2028	2,000,000	2,047,453

	Par	Value
5.00%, 09/01/2028	$1,730,000	$1,780,949
5.00%, 12/01/2028	1,065,000	1,110,367
5.00%, 03/01/2029	2,650,000	2,738,598
5.00%, 12/01/2030	750,000	803,362
5.00%, 12/01/2031	1,000,000	1,077,403
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	2,000,000	2,006,440
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,114,321
5.00%, 08/01/2033	500,000	561,984
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,650,000	1,688,983
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	8,000,000	8,456,289
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2033 (Callable 09/01/2028)	5,000	5,123
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2027	555,000	565,306
5.00%, 08/01/2027	1,530,000	1,571,877
5.00%, 10/01/2027	2,800,000	2,895,928
5.00%, 10/01/2028	3,000,000	3,156,717
5.00%, 05/01/2029	1,500,000	1,570,918
5.00%, 11/01/2029	1,570,000	1,655,136
5.00%, 10/01/2030 (Callable 07/01/2030)	10,850,000	11,656,641
5.00%, 11/01/2030	1,790,000	1,879,686
5.00%, 11/01/2030	1,000,000	1,068,740
5.00%, 09/01/2035 (Callable 06/01/2035)	4,500,000	4,882,096
5.00%, 11/01/2035 (Callable 11/01/2034)	3,350,000	3,557,059
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	268,000
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,000,000	1,057,376
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	5,700,000	6,005,967
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027)(b)	2,000,000	2,049,302
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	2,000,000	2,040,586
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,012,327
5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,065,292
		130,197,562

The accompanying notes are an integral part of these financial statements.

178

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alaska - 0.6%
Alaska Housing Finance Corp., 6.00%, 06/01/2054 (Callable 06/01/2033)	$2,680,000	$2,902,526
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 02/02/2026)(b)	1,845,000	1,846,454
4.25%, 04/01/2031 (Callable 02/02/2026)	185,000	185,106
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,919,476
5.00%, 10/01/2032 (Callable 10/01/2029)	1,000,000	1,059,607
5.00%, 10/01/2033 (Callable 10/01/2029)	500,000	527,915
4.00%, 10/01/2035 (Callable 10/01/2029)	2,000,000	2,019,476
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2027(b)	400,000	413,850
5.00%, 12/01/2028 (Callable 12/01/2026)(b)	615,000	624,750
CIVICVentures/AK, 5.00%, 09/01/2034	5,215,000	5,877,251
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 02/02/2026)	150,000	150,279
		17,526,690
Arizona - 1.7%
Arizona Board of Regents, 5.00%, 07/01/2043 (Callable 07/01/2027)	4,005,000	4,056,357
Arizona Industrial Development Authority
4.00%, 07/15/2026(c)	125,000	124,948
5.00%, 10/01/2028	110,000	114,503
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	799,119
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	630,000	634,544
5.00%, 10/01/2029	10,000	10,556
1.79%, 09/01/2030(a)(c)(d)	2,066,777	2,012,920
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	146,092
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	105,000	104,105
4.00%, 07/15/2032 (Callable 07/15/2029)(c)	450,000	449,135
4.00%, 07/15/2035 (Callable 07/15/2029)(c)	255,000	247,250
4.00%, 11/01/2035 (Callable 11/01/2031)	1,000,000	1,002,848
4.00%, 07/15/2036 (Callable 07/15/2029)(c)	495,000	472,985

	Par	Value
6.00%, 07/01/2037 (Callable 07/01/2027)(c)	$2,500,000	$2,571,344
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,534,424
Chandler Industrial Development Authority, 5.00%, 09/01/2052 (Callable 03/05/2027)(a)(b)	4,430,000	4,514,365
City of Mesa AZ Utility System Revenue, 5.00%, 07/01/2043 (Callable 07/01/2029)	1,500,000	1,554,892
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2037 (Callable 07/01/2027)	1,500,000	1,536,160
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,067,323
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 01/23/2026)	175,000	173,705
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	100,000	85,625
Industrial Development Authority of the City of Phoenix Arizona
2.95%, 07/01/2026 (Callable 02/02/2026)	345,000	343,729
5.00%, 07/01/2035 (Callable 02/02/2026)(c)	1,500,000	1,500,512
Maricopa County Industrial Development Authority
2.10%, 07/01/2026(c)	325,000	319,425
5.00%, 07/01/2026	680,000	685,250
5.00%, 07/01/2027	710,000	727,232
5.25%, 07/01/2033 (Callable 07/01/2030)(c)	725,000	731,765
4.00%, 07/01/2034 (Callable 07/01/2031)	1,820,000	1,804,518
5.00%, 01/01/2035 (Callable 01/01/2027)	1,110,000	1,132,684
5.00%, 01/01/2038 (Callable 01/01/2027)	3,120,000	3,171,831
5.00%, 12/01/2041 (Callable 06/01/2034)	3,305,000	3,526,498
5.00%, 09/01/2042 (Callable 09/01/2028)	6,000,000	6,124,016
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 07/01/2026)	2,500,000	2,521,042
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2037 (Callable 01/01/2028)	2,000,000	2,076,159
Salt Verde Financial Corp., 5.25%, 12/01/2026	4,000,000	4,062,241
		51,940,102

The accompanying notes are an integral part of these financial statements.

179

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - 0.6%
Arkansas Development Finance Authority
5.00%, 02/01/2030	$1,000,000	$1,052,081
5.00%, 02/01/2031	1,150,000	1,219,654
0.00%, 07/01/2036(e)	4,085,000	2,674,421
3.77%, 09/01/2044 (Callable 02/02/2026)(a)	4,777,000	4,777,000
0.00%, 07/01/2046(e)	700,000	248,337
5.00%, 07/01/2054 (Callable 07/01/2033)	975,000	1,022,465
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	502,013
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	95,000	94,125
City of Paragould AR Water Sewer & Electric Revenue, 2.38%, 12/01/2041 (Callable 12/01/2027)	1,965,000	1,463,258
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	65,000	63,446
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	514,849
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	40,563
Henderson State University, 3.63%, 11/01/2033 (Callable 02/02/2026)	55,000	55,003
Hot Springs School District No 6, 2.00%, 06/01/2033 (Callable 12/01/2026)	3,015,000	2,637,396
Jonesboro City Water & Light Plant, 4.00%, 06/01/2043 (Callable 12/01/2032)	2,275,000	2,239,686
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 02/02/2026)	255,000	245,201
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)	1,035,000	1,065,091
		19,914,589
California - 4.1%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,794
California Community Choice Financing Authority
5.00%, 04/01/2029	500,000	527,303
5.00%, 05/01/2029	1,285,000	1,363,202
5.00%, 04/01/2030	1,000,000	1,070,690
5.00%, 10/01/2030	1,050,000	1,132,002
5.00%, 11/01/2031	1,575,000	1,706,104

	Par	Value
5.00%, 11/01/2033 (Callable 08/01/2033)	$8,740,000	$9,501,192
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	1,375,000	1,460,994
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	5,000,000	5,471,579
5.00%, 03/01/2056 (Callable 08/01/2035)(a)	6,000,000	6,530,206
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	201,927
5.00%, 06/01/2027	440,000	455,252
5.00%, 06/01/2028	230,000	243,648
California Health Facilities Financing Authority, 4.00%, 03/01/2033 (Callable 01/23/2026)	1,635,000	1,635,365
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(c)	3,235,000	3,286,854
3.75%, 03/25/2035	3,760,412	3,807,509
4.38%, 09/20/2036	1,463,390	1,517,010
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,000,000	1,000,510
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	618,709
4.02% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 01/23/2026)	200,000	199,708
California Municipal Finance Authority
3.75%, 12/01/2035 (Callable 06/01/2035)	2,500,000	2,500,363
3.38%, 09/01/2050 (Callable 06/05/2028)(a)(b)	3,700,000	3,679,064
California Public Finance Authority, 6.50%, 06/01/2054 (Callable 06/01/2031)(c)	1,500,000	1,467,260
California School Finance Authority, 5.00%, 08/01/2029 (Callable 02/02/2026)(c)	275,000	275,160
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	100,631
Calipatria Unified School District, 0.00%, 08/01/2027(e)	165,000	156,629
City of Los Angeles Department of Airports
5.00%, 05/15/2029 (Callable 05/15/2027)(b)	1,375,000	1,413,410
5.00%, 05/15/2035 (Callable 05/15/2027)(b)	2,130,000	2,176,721
5.00%, 05/15/2038 (Callable 11/15/2027)(b)	1,350,000	1,382,011
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	101,250

The accompanying notes are an integral part of these financial statements.

180

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	$4,000,000	$4,008,211
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,534,354	2,436,433
4.00%, 12/25/2036(a)	1,937,857	1,942,933
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	6,574,058	6,059,308
2.25%, 09/25/2037	5,138,142	4,348,027
3.16%, 12/25/2038(a)	4,205,391	3,712,244
Inglewood Unified School District
5.00%, 08/01/2035	1,000,000	1,191,056
5.50%, 08/01/2036 (Callable 08/01/2035)	1,000,000	1,223,267
5.50%, 08/01/2038 (Callable 08/01/2035)	1,500,000	1,804,009
5.50%, 08/01/2039 (Callable 08/01/2035)	1,550,000	1,852,180
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	120,000	121,871
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,008,925
Long Beach Bond Finance Authority, 4.19% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	703,184
Los Angeles Department of Water & Power
5.00%, 07/01/2034 (Callable 01/01/2029)	735,000	777,948
5.00%, 07/01/2037 (Callable 07/01/2029)	1,400,000	1,481,996
5.00%, 07/01/2038 (Callable 01/01/2027)	435,000	441,622
5.00%, 07/01/2041 (Callable 01/01/2032)	545,000	581,797
5.25%, 07/01/2046 (Callable 01/01/2035)	1,000,000	1,071,710
5.00%, 07/01/2053 (Callable 01/01/2035)	4,000,000	4,141,478
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	7,550,000	7,851,434
Madera Unified School District, 0.00%, 08/01/2031(e)	2,725,000	2,308,312
Mayers Memorial Hospital District
0.00%, 08/01/2026(e)	230,000	224,233
0.00%, 08/01/2029(e)	165,000	141,772
0.00%, 08/01/2032(e)	210,000	156,380
0.00%, 08/01/2034(e)	260,000	171,771

	Par	Value
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2036 (Callable 03/01/2027)(b)	$2,230,000	$2,261,848
5.00%, 03/01/2037 (Callable 03/01/2027)(b)	2,000,000	2,025,878
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)(d)	85,000	85,421
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 01/23/2026)	25,000	25,025
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	1,075,000	1,149,566
5.00%, 09/01/2050 (Callable 09/01/2032)	1,735,000	1,824,600
Sacramento County Water Financing Authority, 3.27% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 02/02/2026)	2,480,000	2,428,288
San Diego Public Facilities Financing Authority, 5.00%, 08/01/2037 (Callable 08/01/2026)	2,000,000	2,020,371
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2041 (Callable 05/01/2026)(b)	1,500,000	1,503,476
San Ysidro School District, 0.00%, 08/01/2027(e)	50,000	47,589
Southern California Public Power Authority, 5.00%, 07/01/2053 (Callable 01/01/2029)(a)	2,000,000	2,114,127
University of California
5.00%, 05/15/2039 (Callable 05/15/2030)	4,120,000	4,435,117
5.25%, 05/15/2042 (Callable 05/15/2027)	2,500,000	2,560,556
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026(e)	315,000	307,964
		128,559,984
Colorado - 3.0%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	2,125,000	2,405,847
Amber Creek Metropolitan District
5.00%, 12/01/2031	135,000	147,550
5.00%, 12/01/2032 (Callable 12/01/2030)	130,000	142,877
5.00%, 12/01/2033 (Callable 12/01/2030)	150,000	164,401
5.00%, 12/01/2034 (Callable 12/01/2030)	125,000	136,791
5.00%, 12/01/2035 (Callable 12/01/2030)	125,000	136,420

The accompanying notes are an integral part of these financial statements.

181

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 12/01/2040 (Callable 12/01/2030)	$300,000	$320,606
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	3,260,000	3,430,951
Arkansas River Power Authority
5.88%, 10/01/2026	280,000	286,586
5.00%, 10/01/2029 (Callable 10/01/2028)	1,315,000	1,364,001
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,034,214
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	935,000	894,735
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2031 (Callable 12/01/2028)(b)	1,500,000	1,576,327
5.00%, 12/01/2032 (Callable 12/01/2028)(b)	3,000,000	3,146,353
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,255,473
City of Aurora CO, 5.00%, 12/01/2054 (Callable 12/01/2035)	1,250,000	1,297,567
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027)(b)	3,410,000	3,441,841
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	107,245
5.00%, 01/15/2028	275,000	285,684
5.00%, 10/01/2028 (Callable 02/02/2026)	1,950,000	1,855,158
5.00%, 01/15/2029	325,000	343,546
3.00%, 10/01/2029 (Callable 02/02/2026)	200,000	174,301
5.00%, 01/15/2030	395,000	424,297
2.00%, 09/01/2030 (Callable 09/01/2028)	345,000	325,011
5.00%, 10/01/2030 (Callable 02/02/2026)	100,000	92,054
5.00%, 06/01/2031	245,000	268,215
5.00%, 07/01/2031	110,000	119,565
5.00%, 06/01/2032	170,000	188,089
5.00%, 07/01/2032	230,000	251,285
5.00%, 06/01/2033	270,000	301,021
5.00%, 07/01/2033	195,000	213,730
3.25%, 10/01/2033 (Callable 02/02/2026)	275,000	213,425
5.00%, 06/01/2034	285,000	319,368
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	418,802

	Par	Value
5.00%, 06/01/2035	$250,000	$280,692
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	180,654
3.38%, 10/01/2035 (Callable 02/02/2026)	275,000	202,474
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	388,663
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	147,380
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	402,669
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	157,350
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	306,995
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,143,006
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	327,325
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	236,418
6.38%, 03/15/2040 (Callable 02/02/2026)	1,125,000	1,124,983
5.00%, 07/01/2040 (Callable 07/01/2035)	750,000	804,537
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 02/02/2026)	650,000	645,009
5.00%, 08/01/2028	490,000	515,057
2.63%, 05/15/2029 (Callable 02/02/2026)	895,000	884,145
3.50%, 05/15/2030 (Callable 02/02/2026)	1,500,000	1,476,477
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	561,962
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,122,598
5.00%, 08/01/2044 (Callable 08/01/2029)	2,495,000	2,531,298
5.00%, 11/15/2059(a)	2,010,000	2,169,591
2.91% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	1,000,000	999,492
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,000,000	4,058,283
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,502,360
6.25%, 05/01/2055 (Callable 05/01/2033)	4,000,000	4,493,251
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,430,083
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,019,000

The accompanying notes are an integral part of these financial statements.

182

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Denver City & County School District No 1
5.50%, 12/01/2046 (Callable 12/01/2034)	$2,320,000	$2,574,425
5.50%, 12/01/2049 (Callable 12/01/2034)	4,055,000	4,463,617
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 02/02/2026)	100,000	100,032
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	526,045
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	367,622
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	392,888
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)	250,000	278,907
5.00%, 12/01/2033 (Callable 12/01/2030)	430,000	477,760
5.00%, 12/01/2037 (Callable 12/01/2030)	200,000	218,249
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	271,931
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	270,628
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)	4,945,000	4,999,185
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	6,900,000	7,002,845
Sterling Ranch Community Authority Board
5.00%, 12/01/2034 (Callable 12/01/2030)	260,000	285,669
5.00%, 12/01/2035 (Callable 12/01/2030)	275,000	300,782
5.00%, 12/01/2036 (Callable 12/01/2030)	425,000	462,467
5.00%, 12/01/2037 (Callable 12/01/2030)	425,000	460,348
5.00%, 12/01/2038 (Callable 12/01/2030)	350,000	378,219
5.00%, 12/01/2040 (Callable 12/01/2030)	200,000	214,295
5.00%, 12/01/2041 (Callable 12/01/2030)	300,000	319,283
5.00%, 12/01/2042 (Callable 12/01/2030)	350,000	369,413
5.00%, 12/01/2043 (Callable 12/01/2030)	425,000	445,159
5.00%, 12/01/2044 (Callable 12/01/2030)	275,000	286,134
5.00%, 12/01/2045 (Callable 12/01/2030)	500,000	516,585

	Par	Value
5.25%, 12/01/2050 (Callable 12/01/2030)	$1,750,000	$1,814,713
5.25%, 12/01/2055 (Callable 12/01/2030)	1,500,000	1,549,109
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	649,314
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	829,175
Town of Vail CO, 5.25%, 12/01/2050 (Callable 06/01/2035)	1,000,000	1,058,708
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 01/23/2026)	1,085,000	929,273
Weld County School District No 6 Greeley, 5.00%, 12/01/2035 (Callable 12/01/2029)	2,350,000	2,528,252
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	2,000,000	2,071,013
		94,607,133
Connecticut - 1.1%
City of New Haven CT
5.00%, 08/01/2027	550,000	569,706
5.00%, 08/01/2042 (Callable 08/01/2035)	350,000	377,006
5.00%, 08/01/2043 (Callable 08/01/2035)	750,000	799,569
5.00%, 08/01/2044 (Callable 08/01/2035)	400,000	422,845
5.00%, 08/01/2045 (Callable 08/01/2035)	250,000	262,727
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)	500,000	510,147
Connecticut Housing Finance Authority
1.65%, 05/15/2028(b)	1,230,000	1,162,678
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	782,019
4.80%, 05/01/2043	3,250,000	3,379,388
3.50%, 11/15/2045 (Callable 05/15/2029)	615,000	612,776
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	850,000	849,002
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,384
5.00%, 07/01/2033 (Callable 07/01/2026)	1,500,000	1,508,371
5.00%, 07/01/2037 (Callable 07/01/2026)	610,000	611,892
2.95%, 07/01/2049(a)	2,000,000	2,011,302
2.80%, 07/01/2057(a)	1,000,000	999,981

The accompanying notes are an integral part of these financial statements.

183

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - (Continued)
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(b)	$1,080,000	$1,143,974
5.00%, 11/15/2030(b)	1,075,000	1,151,364
5.00%, 11/15/2031(b)	750,000	811,447
5.00%, 11/15/2032(b)	320,000	344,654
5.00%, 11/15/2045 (Callable 05/05/2026)(a)(b)	2,000,000	2,007,485
Stamford Housing Authority, 4.75%, 10/01/2032	2,000,000	2,065,465
State of Connecticut, 5.00%, 04/15/2035 (Callable 04/15/2029)	6,300,000	6,730,678
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,815,000	5,066,027
		34,240,887
Delaware - 0.1%
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	2,000,000	2,096,199
District of Columbia - 1.2%
District of Columbia
5.00%, 07/01/2027	125,000	128,310
5.00%, 06/01/2033 (Callable 06/01/2027)	3,320,000	3,424,324
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	810,324
5.00%, 06/01/2041 (Callable 12/01/2026)	1,000,000	1,008,803
5.00%, 07/01/2042 (Callable 07/01/2032)	2,000,000	1,990,632
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028)(a)	1,750,000	1,815,490
4.10%, 09/01/2046(a)	3,000,000	3,132,972
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	6,585,000	7,050,701
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	101,047
1.25%, 10/01/2054 (Callable 01/02/2026)(a)	2,500,000	2,500,000
3.00%, 10/01/2057 (Callable 07/01/2027)(a)	1,180,000	1,171,041
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027)(b)	2,000,000	2,071,555
5.00%, 10/01/2032 (Callable 10/01/2026)(b)	1,170,000	1,184,255

	Par	Value
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	$500,000	$521,983
5.00%, 10/01/2034 (Callable 10/01/2026)(b)	5,295,000	5,351,335
5.00%, 10/01/2037 (Callable 10/01/2027)(b)	1,000,000	1,020,648
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2038 (Callable 07/01/2027)	3,000,000	3,069,275
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2045 (Callable 07/15/2030)	2,500,000	2,569,693
		38,922,388
Florida - 3.8%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	2,991,456	3,213,318
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,026,326
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	835,000	805,457
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 02/02/2026)	250,000	250,247
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	365,763
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	581,239
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	362,096
5.65%, 03/01/2054 (Callable 03/01/2033)	3,715,000	3,953,065
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)	1,020,000	1,066,608
City of Miami Beach FL Stormwater Revenue, 5.00%, 09/01/2041 (Callable 02/02/2026)	775,000	775,841
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028)(c)	1,850,000	1,922,545
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030)(a)	2,500,000	2,695,504
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 02/02/2026)	500,000	500,572
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/01/2026)	5,085,000	5,126,101
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,357,304

The accompanying notes are an integral part of these financial statements.

184

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
County of Broward FL Airport System Revenue
5.00%, 10/01/2032 (Callable 10/01/2029)(b)	$2,000,000	$2,134,205
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	740,000	757,550
County of Miami-Dade FL
0.00%, 10/01/2034(e)	1,000,000	751,280
0.00%, 10/01/2035(e)	1,000,000	718,311
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2032(b)	8,080,000	8,967,061
5.50%, 10/01/2055 (Callable 10/01/2034)(b)	4,680,000	4,902,104
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 02/02/2026)	160,000	160,231
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031)(b)	115,000	114,959
County of Okaloosa FL, 5.50%, 05/15/2045 (Callable 05/15/2032)(c)	1,250,000	1,270,640
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029(e)	800,000	693,861
County of Palm Beach FL, 5.00%, 04/01/2029(c)	1,045,000	1,061,700
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	3,450,000	3,458,961
5.00%, 08/15/2032(c)	1,365,000	1,365,141
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,063,649
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2033 (Callable 04/01/2026)	1,475,000	1,480,215
5.00%, 07/01/2035 (Callable 07/01/2033)(c)	3,600,000	3,605,835
Florida Housing Finance Corp.
4.75%, 02/01/2043	3,500,000	3,558,793
4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	53,957
6.25%, 01/01/2055 (Callable 07/01/2033)	1,240,000	1,358,705
6.25%, 07/01/2056 (Callable 01/01/2034)	4,000,000	4,472,215
Florida Insurance Assistance Interlocal Agency, Inc., 3.10%, 09/01/2032 (Callable 01/02/2026)(a)	3,000,000	3,000,000
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027)(c)	1,500,000	1,509,330
5.50%, 11/15/2035 (Callable 11/15/2032)(c)	1,000,000	1,052,731

	Par	Value
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 02/02/2026)(b)	$1,005,000	$1,006,418
5.00%, 10/01/2031 (Callable 10/01/2027)(b)	3,795,000	3,909,357
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,022,607
5.00%, 10/01/2042 (Callable 10/01/2027)(b)	2,225,000	2,247,770
Highlands County Health Facilities Authority, 3.30%, 11/15/2037 (Callable 02/02/2026)(a)	2,000,000	2,000,000
Hillsborough County Housing Finance Authority, 5.00%, 12/01/2042 (Callable 06/01/2038)	2,000,000	2,106,617
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,069,452
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2034 (Callable 04/01/2029)	630,000	664,062
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	2,645,000	2,645,000
3.40%, 04/01/2041 (Callable 01/23/2026)(a)	1,450,000	1,450,277
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	2,100,000	1,929,349
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	5,300,000	5,327,016
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	518,301
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,225,000	1,235,063
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,500,000	2,557,307
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,031,582
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 02/02/2026)	45,000	45,271
Seminole County School Board, 5.00%, 07/01/2034 (Callable 07/01/2026)	1,150,000	1,161,002
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2033	2,500,000	2,812,761
5.25%, 03/01/2042 (Callable 03/01/2035)	2,300,000	2,498,121
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	2,500,000	2,498,492

The accompanying notes are an integral part of these financial statements.

185

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 02/02/2026)	$1,490,000	$1,491,466
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,740,000	1,802,116
Volusia County Educational Facility Authority
5.00%, 06/01/2029	550,000	579,351
5.00%, 06/01/2030	500,000	533,608
		116,655,786
Georgia - 2.5%
Atlanta Urban Residential Finance Authority
3.15%, 12/01/2029 (Callable 06/01/2028)(a)	4,750,000	4,760,421
3.15%, 02/01/2030 (Callable 02/01/2029)(a)	2,000,000	2,002,430
4.75%, 05/01/2043	3,000,000	3,079,945
4.95%, 06/01/2046	1,200,000	1,219,639
Bartow County Development Authority, 3.95%, 12/01/2032(a)	1,380,000	1,402,023
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	215,524
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	674,264
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	1,150,000	1,156,278
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027)(a)	2,020,000	2,037,590
3.25%, 09/01/2028 (Callable 09/01/2027)(a)	2,250,000	2,256,605
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,099,806
4.13%, 12/01/2034 (Callable 12/01/2031)	3,050,000	3,074,776
4.00%, 12/01/2035 (Callable 12/01/2032)	2,850,000	2,828,975
Development Authority of Burke County, 1.30%, 07/01/2049 (Callable 01/02/2026)(a)	3,520,000	3,520,000
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,055,544
Development Authority of Heard County, 1.20%, 09/01/2029 (Callable 01/02/2026)(a)	6,600,000	6,600,000
Georgia Housing & Finance Authority
5.05%, 12/01/2045 (Callable 06/01/2033)	2,600,000	2,660,090

	Par	Value
2.50%, 06/01/2050 (Callable 06/10/2030)	$3,350,000	$2,463,855
6.50%, 12/01/2055 (Callable 01/01/2034)	3,000,000	3,407,121
Georgia Municipal Association, Inc., 4.00%, 01/01/2050 (Callable 01/01/2035)	2,000,000	1,875,019
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,500,000	3,672,919
Main Street Energy, Inc., 5.00%, 12/01/2031	1,620,000	1,747,186
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,307,841
5.00%, 12/01/2028	150,000	156,729
5.00%, 12/01/2033	2,500,000	2,693,644
5.00%, 05/15/2034 (Callable 05/15/2029)	3,345,000	3,508,540
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,175,000	1,186,314
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	2,400,000	2,530,224
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	2,500,000	2,638,422
Savannah Georgia Convention Center Authority
5.00%, 06/01/2034	300,000	341,240
5.00%, 06/01/2035	275,000	314,578
5.00%, 06/01/2036 (Callable 06/01/2035)	460,000	521,789
5.00%, 06/01/2037 (Callable 06/01/2035)	200,000	224,859
5.50%, 06/01/2044 (Callable 06/01/2035)	550,000	598,517
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028)(a)	2,000,000	2,003,498
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,041,215
		78,877,420
Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2034	780,000	876,779
5.00%, 07/01/2035	610,000	689,593
5.25%, 07/01/2039 (Callable 07/01/2035)	1,000,000	1,108,781
		2,675,153
Hawaii - 0.1%
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 01/23/2026)(b)	2,685,000	2,687,562

The accompanying notes are an integral part of these financial statements.

186

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Idaho - 0.6%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 01/23/2026)	$2,090,000	$2,091,912
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,075,000	1,030,039
3.00%, 05/01/2032	890,000	861,076
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	337,729
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	431,930
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	520,876
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	666,195
6.00%, 07/01/2054 (Callable 01/01/2033)	4,805,000	5,289,566
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	516,181
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	5,650,000	5,713,805
		17,459,309
Illinois - 6.5%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,822,246
Board of Trustees of the University of Illinois, 4.00%, 04/01/2035 (Callable 04/01/2026)	1,205,000	1,206,339
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,082,626
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 02/02/2026)	180,000	180,014
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,102,187
Chicago O’Hare International Airport
5.00%, 01/01/2030(b)	6,850,000	7,327,296
5.00%, 01/01/2031 (Callable 01/01/2027)(b)	1,000,000	1,017,573
5.00%, 01/01/2032 (Callable 01/01/2027)(b)	2,150,000	2,186,809
5.00%, 01/01/2032 (Callable 01/01/2026)(b)	1,310,000	1,310,000
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,524,553
5.00%, 01/01/2034 (Callable 01/01/2026)(b)	975,000	975,000
5.00%, 01/01/2035 (Callable 01/01/2026)(b)	805,000	805,000

	Par	Value
5.00%, 01/01/2036 (Callable 01/01/2032)(b)	$500,000	$538,002
5.25%, 01/01/2041 (Callable 01/01/2035)(b)	2,000,000	2,175,842
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,029,857
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	1,255,000	1,294,556
Chicago Park District
5.00%, 01/01/2032 (Callable 01/01/2026)	1,250,000	1,250,000
5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,335,369
5.00%, 01/01/2044 (Callable 01/01/2035)	1,325,000	1,382,701
City of Chicago IL
0.00%, 01/01/2029(e)	4,125,000	3,727,757
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,028,358
6.00%, 01/01/2046 (Callable 01/01/2034)	2,000,000	2,182,308
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,023,567
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,068,987
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,062,051
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	101,910
5.00%, 11/01/2029 (Callable 11/01/2026)	1,055,000	1,074,274
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	396,383
5.00%, 11/01/2031 (Callable 11/01/2026)	1,845,000	1,877,753
5.25%, 11/01/2034 (Callable 11/01/2027)	1,230,000	1,271,785
City of Hillsboro IL
5.00%, 12/01/2040 (Callable 12/01/2034)	425,000	470,401
5.00%, 12/01/2045 (Callable 12/01/2034)	725,000	757,533
City of Kankakee IL
5.00%, 01/01/2028	125,000	129,864
5.00%, 01/01/2029	140,000	147,981
5.00%, 01/01/2030	375,000	401,727
5.00%, 01/01/2031	395,000	427,700
5.00%, 01/01/2035	480,000	534,971
5.00%, 01/01/2036 (Callable 01/01/2035)	505,000	560,177
5.00%, 01/01/2037 (Callable 01/01/2035)	505,000	556,157

The accompanying notes are an integral part of these financial statements.

187

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 01/01/2039 (Callable 01/01/2035)	$200,000	$219,038
5.00%, 01/01/2041 (Callable 01/01/2035)	340,000	367,143
5.00%, 01/01/2043 (Callable 01/01/2035)	470,000	496,828
5.00%, 01/01/2045 (Callable 01/01/2035)	480,000	496,649
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2026	255,000	256,553
5.00%, 05/01/2027	430,000	440,662
5.00%, 05/01/2029	425,000	449,328
5.00%, 05/01/2031	570,000	617,610
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,299,818
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)	530,000	495,062
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	798,677
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,105,969
Cook County High School District No 220 Reavis
5.00%, 12/01/2041 (Callable 12/01/2034)	900,000	962,746
5.00%, 12/01/2041 (Callable 12/01/2034)	305,000	326,264
5.00%, 12/01/2042 (Callable 12/01/2034)	945,000	999,442
5.00%, 12/01/2042 (Callable 12/01/2034)	320,000	338,435
5.00%, 12/01/2043 (Callable 12/01/2034)	505,000	528,158
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,294,038
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027(e)	35,000	32,992
Grand Prairie Water Commission
5.00%, 01/01/2039 (Callable 01/01/2035)	550,000	616,179
5.00%, 01/01/2040 (Callable 01/01/2035)	870,000	958,926
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,067,881

	Par	Value
Illinois Finance Authority
5.00%, 03/01/2026	$900,000	$902,197
5.00%, 04/01/2026	200,000	200,864
5.00%, 02/15/2027	420,000	425,250
5.00%, 04/01/2027	305,000	311,502
5.00%, 08/01/2027	400,000	408,083
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	505,992
5.00%, 08/01/2028	600,000	616,374
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,144,818
4.00%, 05/01/2030 (Callable 05/01/2028)	250,000	255,899
5.00%, 05/15/2030 (Callable 01/23/2026)	25,000	25,011
5.00%, 10/01/2030	750,000	797,963
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,409,299
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	758,548
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	508,042
5.00%, 05/15/2032 (Callable 11/15/2028)	1,195,000	1,252,198
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	793,372
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,090,397
5.00%, 10/01/2033 (Callable 10/01/2030)	1,250,000	1,317,714
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	920,464
3.75% (SOFR + 1.15%), 11/01/2034 (Callable 03/01/2026)	2,900,000	2,904,054
5.00%, 10/01/2035 (Callable 10/01/2030)	1,450,000	1,519,307
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,008,227
4.13%, 11/15/2037 (Callable 02/02/2026)	300,000	296,564
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,262,846
5.25%, 04/01/2043 (Callable 04/01/2034)	1,335,000	1,437,618
2.37%, 08/01/2043 (Callable 01/02/2026)(a)	200,000	200,000
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	2,750,000	2,838,645
Illinois Housing Development Authority
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,180,865
2.90%, 08/01/2031 (Callable 02/02/2026)	1,000,000	979,897
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	674,179

The accompanying notes are an integral part of these financial statements.

188

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
2.39%, 04/01/2045 (Callable 01/02/2026)(a)	$500,000	$500,000
6.50%, 10/01/2045 (Callable 10/01/2033)	2,375,000	2,695,113
4.50%, 10/01/2052 (Callable 10/01/2030)	995,000	1,018,279
5.25%, 04/01/2053 (Callable 10/01/2032)	4,000,000	4,263,934
6.25%, 10/01/2054 (Callable 10/01/2032)	3,425,000	3,823,002
6.25%, 04/01/2056 (Callable 10/01/2033)	4,000,000	4,559,084
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,400,616
5.00%, 06/15/2030	1,500,000	1,585,884
5.00%, 06/15/2031	2,025,000	2,162,571
5.25%, 06/15/2031 (Callable 01/28/2026)	600,000	609,597
Illinois State Toll Highway Authority, 5.00%, 01/01/2042 (Callable 01/01/2028)	2,225,000	2,271,913
Iroquois County Community Unit School District No 124 Milford
5.00%, 12/01/2031	1,025,000	1,123,756
5.00%, 12/01/2033	985,000	1,097,458
Joliet Park District
5.00%, 02/01/2028	200,000	208,437
5.00%, 02/01/2029	200,000	212,131
5.00%, 02/01/2030	245,000	264,543
5.00%, 02/01/2031	360,000	394,072
5.00%, 02/01/2032	200,000	221,764
Joliet Regional Port District
5.25%, 12/30/2038 (Callable 12/30/2035)	1,085,000	1,225,038
5.25%, 12/30/2039 (Callable 12/30/2035)	1,140,000	1,284,855
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	2,006,249
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 02/02/2026)	415,000	415,072
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.50%, 12/01/2037 (Callable 12/01/2027)	3,000,000	3,101,417
Knox Warren Etc Counties Community College District No 518 Carl Sandburg, 3.38%, 12/01/2035 (Callable 03/01/2026)(a)(d)	2,500,000	2,500,142

	Par	Value
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	$255,000	$280,690
Lockport Township Fire Protection District
5.25%, 01/01/2043 (Callable 01/01/2035)	970,000	1,050,150
5.25%, 01/01/2044 (Callable 01/01/2035)	525,000	562,068
5.25%, 01/01/2045 (Callable 01/01/2035)	575,000	611,150
5.00%, 01/01/2047 (Callable 01/01/2035)	1,025,000	1,046,567
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	639,895
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	663,058
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	628,396
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)	685,000	768,763
5.00%, 12/01/2037 (Callable 12/01/2034)	580,000	646,468
5.00%, 12/01/2038 (Callable 12/01/2034)	830,000	918,767
5.00%, 12/01/2040 (Callable 12/01/2034)	855,000	930,139
5.00%, 12/01/2041 (Callable 12/01/2034)	475,000	511,060
McLean County Community Unit School District No 19 Ridgeview
5.00%, 12/01/2038 (Callable 12/01/2034)	360,000	398,791
5.25%, 12/01/2040 (Callable 12/01/2034)	1,075,000	1,195,616
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(e)	200,000	197,380
0.00%, 06/15/2027(e)	5,400,000	5,165,829
5.50%, 06/15/2029	670,000	703,377
0.00%, 12/15/2034(e)	2,000,000	1,459,316
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2042 (Callable 12/01/2034)	2,250,000	2,443,575
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2029 (Callable 04/15/2026)	1,630,000	1,637,619

The accompanying notes are an integral part of these financial statements.

189

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Niles Park District, 3.00%, 12/01/2032 (Callable 02/02/2026)	$570,000	$570,002
Northeastern Illinois University, 5.75%, 07/01/2045 (Callable 07/01/2035)	650,000	696,386
Northern Illinois University
5.00%, 04/01/2030	450,000	481,036
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	487,079
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	517,677
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	545,770
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	650,604
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,965,226
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,447,746
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,000,000	1,006,489
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	137,846
5.00%, 01/01/2041 (Callable 01/01/2035)	1,505,000	1,626,998
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,058,258
5.00%, 01/01/2044 (Callable 01/01/2035)	500,000	524,135
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	104,834
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,639,597
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	334,725
5.00%, 01/01/2033	260,000	293,290
5.00%, 01/01/2034	275,000	312,916
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	592,839
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	282,304
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	296,568

	Par	Value
5.00%, 01/01/2036 (Callable 01/01/2034)	$225,000	$251,803
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	248,996
State of Illinois, 5.00%, 01/01/2026	50,000	50,000
Upper Illinois River Valley Development Authority
5.00%, 12/01/2028	75,000	78,445
4.00%, 01/01/2031 (Callable 01/01/2027)(c)	210,000	206,938
Village of Bradley IL
5.00%, 12/15/2040 (Callable 12/15/2034)	1,445,000	1,580,434
5.00%, 12/15/2041 (Callable 12/15/2034)	690,000	746,771
5.00%, 12/15/2042 (Callable 12/15/2034)	1,050,000	1,123,435
Village of Deerfield IL, 2.00%, 12/01/2031 (Callable 12/01/2030)	1,000,000	912,180
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)	1,000,000	1,017,336
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 02/02/2026)	500,000	500,367
Village of Rantoul IL, 5.00%, 01/01/2045 (Callable 01/01/2035)	1,020,000	1,057,669
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,272,561
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 01/23/2026)	3,510,000	3,512,770
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028(e)	310,000	290,289
0.00%, 01/01/2032(e)	125,000	101,755
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	151,850
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)	330,000	369,950
5.00%, 01/15/2037 (Callable 01/15/2034)	350,000	389,020
5.00%, 01/15/2038 (Callable 01/15/2034)	365,000	402,116
5.00%, 01/15/2039 (Callable 01/15/2034)	190,000	208,581
5.00%, 01/15/2040 (Callable 01/15/2034)	200,000	217,323
5.00%, 01/15/2041 (Callable 01/15/2034)	215,000	231,426

The accompanying notes are an integral part of these financial statements.

190

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 01/15/2042 (Callable 01/15/2034)	$220,000	$234,540
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	3,000,000	3,168,556
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,543
		201,868,781
Indiana - 2.7%
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	220,000	251,805
5.00%, 07/15/2036 (Callable 07/15/2034)	180,000	204,400
5.00%, 07/15/2037 (Callable 07/15/2034)	230,000	259,052
5.00%, 07/15/2041 (Callable 07/15/2034)	240,000	260,952
5.00%, 07/15/2042 (Callable 07/15/2034)	275,000	295,930
5.00%, 07/15/2045 (Callable 07/15/2034)	1,500,000	1,577,150
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 02/02/2026)	200,000	200,076
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2026)	1,350,000	1,356,130
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 02/02/2026)	1,630,000	1,630,010
Evansville Redevelopment Authority, 4.00%, 02/01/2033 (Callable 02/01/2027)	1,000,000	1,006,523
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	157,735
Gary Chicago International Airport Authority
5.00%, 02/01/2032	225,000	248,409
5.00%, 02/01/2033	330,000	367,681
5.00%, 02/01/2034	370,000	415,162
5.00%, 02/01/2035	390,000	440,162
5.00%, 02/01/2036 (Callable 02/01/2035)	325,000	364,482
Greater Clark Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	416,567
5.00%, 07/15/2037 (Callable 07/15/2035)	300,000	337,757

	Par	Value
5.00%, 07/15/2039 (Callable 07/15/2035)	$450,000	$499,299
5.00%, 07/15/2041 (Callable 07/15/2035)	480,000	523,182
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	792,183
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028)(c)	595,000	598,697
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,602,675
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,023,551
5.00%, 04/01/2028	870,000	898,023
5.00%, 10/01/2029 (Callable 10/01/2027)	630,000	636,438
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	683,018
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	720,038
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	758,223
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,027,930
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	797,074
5.25%, 09/01/2042 (Callable 09/01/2035)	700,000	751,506
5.25%, 09/01/2043 (Callable 09/01/2035)	740,000	787,459
5.25%, 09/01/2044 (Callable 09/01/2035)	780,000	822,981
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,741,638
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	3,500,000	3,738,483
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	150,329
Indiana Housing & Community Development Authority
2.90%, 03/01/2029 (Callable 03/01/2028)(a)	1,530,000	1,527,251
4.55%, 11/01/2041	3,570,000	3,632,312
Indiana Municipal Power Agency, 5.00%, 01/01/2042 (Callable 07/01/2026)	7,000,000	7,043,159
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2030(b)	1,040,000	1,095,969
5.00%, 06/01/2031(b)	1,125,000	1,193,598
5.00%, 06/01/2032(b)	900,000	959,189
5.00%, 06/01/2034(b)	560,000	600,381

The accompanying notes are an integral part of these financial statements.

191

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
4.00%, 06/01/2046 (Callable 06/01/2034)(b)	$3,000,000	$2,906,107
Lawrence Township School Building Corp., 2.25%, 07/15/2038 (Callable 07/15/2030)	2,000,000	1,634,501
Merrillville Redevelopment Authority
5.00%, 07/15/2036 (Callable 07/15/2035)	435,000	486,970
5.00%, 07/15/2036 (Callable 07/15/2035)	355,000	397,413
5.00%, 07/15/2037 (Callable 07/15/2035)	460,000	509,999
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	410,217
5.00%, 07/15/2038 (Callable 07/15/2035)	485,000	534,564
5.00%, 07/15/2038 (Callable 07/15/2035)	385,000	424,345
5.00%, 07/15/2039 (Callable 07/15/2035)	1,015,000	1,112,475
5.00%, 07/15/2039 (Callable 07/15/2035)	815,000	893,268
5.00%, 07/15/2040 (Callable 07/15/2035)	1,065,000	1,153,281
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,527,225
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	107,920
Perry Township Schools/Marion County IN
5.00%, 01/15/2027	1,750,000	1,789,946
5.00%, 07/15/2027	1,800,000	1,860,141
5.00%, 01/15/2028	1,200,000	1,253,638
Plainfield Redevelopment Authority
5.00%, 02/01/2030	220,000	237,540
3.25%, 08/01/2032 (Callable 02/02/2026)	145,000	143,170
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,555,242
Shelbyville Redevelopment Authority, 3.00%, 08/01/2030 (Callable 02/01/2029)	860,000	854,621
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	435,453
West Lafayette School Building Corp.
3.00%, 07/15/2036 (Callable 07/15/2029)	1,650,000	1,568,047
5.00%, 01/15/2038 (Callable 07/15/2028)	1,000,000	1,041,861

	Par	Value
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	$580,000	$656,864
5.00%, 07/15/2036 (Callable 07/15/2034)	750,000	842,717
5.00%, 07/15/2037 (Callable 07/15/2034)	1,625,000	1,811,056
5.00%, 07/15/2037 (Callable 07/15/2034)	1,535,000	1,710,752
5.00%, 07/15/2037 (Callable 07/15/2034)	800,000	891,597
5.00%, 07/15/2038 (Callable 07/15/2034)	2,335,000	2,584,740
5.00%, 07/15/2038 (Callable 07/15/2034)	1,700,000	1,881,824
5.00%, 07/15/2038 (Callable 07/15/2034)	400,000	442,782
5.00%, 07/15/2039 (Callable 07/15/2034)	500,000	550,259
Whitestown Redevelopment Authority
5.00%, 08/01/2035	690,000	788,287
5.00%, 08/01/2036 (Callable 08/01/2035)	650,000	735,574
5.00%, 08/01/2037 (Callable 08/01/2035)	725,000	812,515
5.00%, 08/01/2038 (Callable 08/01/2035)	550,000	613,293
		82,554,773
Iowa - 1.4%
City of Bondurant IA, 5.00%, 06/01/2044 (Callable 06/01/2033)	4,000,000	4,111,260
City of Coralville IA, 4.50%, 06/01/2032 (Callable 02/02/2026)	2,000,000	1,996,810
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)	1,425,000	1,555,792
5.00%, 06/01/2039 (Callable 06/01/2033)	1,500,000	1,628,025
5.00%, 06/01/2040 (Callable 06/01/2033)	1,575,000	1,696,686
5.00%, 06/01/2043 (Callable 06/01/2033)	1,480,000	1,556,807
City of Stuart IA, 5.00%, 06/01/2039 (Callable 06/01/2032)	575,000	597,374
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,015,702
County of Polk IA, 5.00%, 06/01/2037 (Callable 06/01/2032)(b)	2,595,000	2,801,591
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	1,000,000	941,185
5.00%, 08/01/2042 (Callable 02/01/2035)	3,000,000	3,300,046

The accompanying notes are an integral part of these financial statements.

192

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	$4,500,000	$4,463,850
4.00%, 07/01/2047 (Callable 07/01/2028)	110,000	110,952
3.25%, 07/01/2050 (Callable 07/01/2029)	90,000	89,353
5.50%, 07/01/2053 (Callable 01/01/2033)	2,220,000	2,339,558
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	759,613
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,008,266
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027(b)	580,000	597,128
5.00%, 12/01/2028(b)	580,000	606,182
5.00%, 12/01/2029(b)	500,000	525,456
5.00%, 12/01/2030(b)	950,000	1,011,397
5.00%, 12/01/2031(b)	1,000,000	1,070,789
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	251,365
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	260,562
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	172,593
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	476,992
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	541,030
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	5,160,000	5,206,270
		43,692,634
Kansas - 0.9%
City of Andover KS, 3.50%, 10/01/2028 (Callable 04/01/2027)	8,000,000	8,035,371
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026)(a)	2,850,000	2,854,306
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,008,757
City of Maize KS, 4.00%, 10/01/2027 (Callable 02/02/2026)	1,560,000	1,560,556
City of Manhattan KS, 3.75%, 06/01/2031 (Callable 11/01/2027)	1,000,000	1,001,121
City of Wichita KS
3.15%, 02/01/2030 (Callable 06/01/2028)(a)	3,850,000	3,861,165
5.88%, 05/15/2050 (Callable 05/15/2031)	1,065,000	1,008,130
City of Wichita KS Water & Sewer Utility Revenue, 3.50%, 10/01/2028 (Callable 02/02/2026)	1,440,000	1,440,188

	Par	Value
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2037 (Callable 09/01/2034)	$250,000	$279,965
5.25%, 09/01/2038 (Callable 09/01/2034)	310,000	345,626
5.25%, 09/01/2039 (Callable 09/01/2034)	485,000	537,484
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(e)	170,000	158,409
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2036 (Callable 09/01/2026)	3,000,000	3,030,784
		27,121,862
Kentucky - 2.1%
City of Columbia KY, 3.25%, 12/01/2028	50,000	48,548
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,905,000	1,912,271
4.70%, 06/01/2054 (Callable 03/03/2027)(a)(b)	2,000,000	2,015,052
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,328,811
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,081,142
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)	3,170,000	2,816,829
Kenton County Airport Board
5.00%, 01/01/2032(b)	1,750,000	1,935,608
5.00%, 01/01/2033(b)	3,225,000	3,601,854
5.25%, 01/01/2041 (Callable 01/01/2034)(b)	1,790,000	1,936,379
Kentucky Economic Development Finance Authority
5.00%, 07/01/2028 (Callable 02/02/2026)	2,335,000	2,338,240
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	50,872
5.00%, 08/15/2036 (Callable 08/15/2027)	2,940,000	3,015,957
5.00%, 06/01/2037 (Callable 06/01/2027)	745,000	750,238
5.00%, 07/01/2040 (Callable 02/02/2026)	1,290,000	1,290,871
5.00%, 08/15/2041 (Callable 08/15/2027)	325,000	331,178
Kentucky Housing Corp., 3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,500,000	1,501,392

The accompanying notes are an integral part of these financial statements.

193

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 01/28/2026)	$1,000,000	$1,001,583
Kentucky Public Energy Authority
5.00%, 12/01/2027	700,000	722,905
5.00%, 06/01/2029	700,000	737,611
5.00%, 12/01/2029 (Callable 09/01/2029)	1,000,000	1,055,419
5.00%, 12/01/2032	2,000,000	2,101,049
5.00%, 12/01/2033 (Callable 09/01/2033)	1,560,000	1,617,221
5.00%, 05/01/2036 (Callable 02/01/2036)	7,000,000	7,434,313
4.00%, 12/01/2050 (Callable 03/02/2026)(a)	275,000	277,331
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	5,265,000	5,569,512
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	204,117
5.00%, 04/01/2037 (Callable 04/01/2027)	2,000,000	2,044,133
5.00%, 04/01/2038 (Callable 04/01/2027)	2,500,000	2,554,366
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	350,443
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,775,000	1,801,029
Morehead State University, 5.00%, 04/01/2028 (Callable 02/02/2026)	455,000	455,779
Rural Water Financing Agency
2.63%, 08/01/2028 (Callable 08/01/2026)	1,000,000	986,433
2.88%, 08/01/2028 (Callable 02/01/2027)	5,000,000	4,962,894
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,213,532
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,142,780
4.50%, 03/01/2035 (Callable 09/01/2026)	595,000	598,656
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,653,955
		65,440,303
Louisiana - 1.0%
City of Shreveport LA
5.00%, 03/01/2034	625,000	695,555
5.00%, 03/01/2035	350,000	390,743

	Par	Value
5.25%, 03/01/2036 (Callable 03/01/2035)	$325,000	$372,531
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	918,234
5.00%, 12/01/2036 (Callable 12/01/2027)	1,400,000	1,441,152
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,220,000	2,274,182
3.20%, 08/01/2029 (Callable 08/01/2028)(a)	1,200,000	1,201,335
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	1,500,000	1,502,419
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 07/01/2029	1,030,000	1,102,473
3.02%, 04/01/2031 (Callable 02/02/2026)(c)	985,000	985,170
5.00%, 07/01/2031	1,145,000	1,260,299
Louisiana Public Facilities Authority
5.00%, 05/15/2026	1,000,000	1,007,353
5.25%, 10/01/2029	735,000	777,464
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	376,023
5.00%, 07/01/2039 (Callable 07/01/2035)	700,000	778,523
5.00%, 07/01/2040 (Callable 07/01/2035)	700,000	772,194
5.00%, 07/01/2041 (Callable 07/01/2035)	1,075,000	1,171,219
5.00%, 07/01/2042 (Callable 07/01/2035)	1,100,000	1,185,171
5.00%, 07/01/2044 (Callable 07/01/2035)	800,000	842,906
5.00%, 07/01/2045 (Callable 07/01/2035)	800,000	837,251
5.25%, 10/01/2046 (Callable 10/01/2033)	1,400,000	1,404,988
5.25%, 07/01/2050 (Callable 07/01/2035)	2,600,000	2,723,877
New Orleans Aviation Board
5.00%, 01/01/2029 (Callable 01/01/2027)(b)	750,000	761,460
5.00%, 01/01/2033 (Callable 01/01/2028)	1,930,000	2,008,951
5.00%, 01/01/2034 (Callable 01/01/2028)	1,900,000	1,974,575
Port New Orleans Board of Commissioners, 5.00%, 04/01/2036 (Callable 04/01/2028)(b)	2,220,000	2,273,842
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,576,660
		32,616,550

The accompanying notes are an integral part of these financial statements.

194

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - 0.3%
City of Lewiston ME, 1.50%, 02/15/2035 (Callable 02/15/2028)	$1,435,000	$1,147,356
Eastern Maine Healthcare Systems, 5.02%, 07/01/2036	1,000,000	752,582
Finance Authority of Maine, 5.00%, 12/01/2026(b)	200,000	202,270
Maine Governmental Facilities Authority, 5.00%, 10/01/2041 (Callable 10/01/2034)	1,500,000	1,636,803
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	101,064
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,043,218
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,636,953
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,740,096
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	374,741
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	635,000	659,888
		9,294,971
Maryland - 0.7%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	3,000,000	3,066,825
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,244,192
Maryland Community Development Administration
0.55%, 09/01/2026	555,000	541,704
3.75%, 03/01/2050 (Callable 03/01/2029)	1,070,000	1,071,199
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	104,269
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2027	400,000	411,427
5.00%, 07/01/2041 (Callable 07/01/2035)	400,000	433,750
5.00%, 07/01/2043 (Callable 07/01/2035)	800,000	848,404
5.00%, 07/01/2044 (Callable 07/01/2035)	500,000	524,352
5.25%, 07/01/2050 (Callable 07/01/2035)	1,475,000	1,530,115
5.50%, 07/01/2056 (Callable 07/01/2035)	1,000,000	1,037,450

	Par	Value
Maryland Stadium Authority, 5.00%, 05/01/2036 (Callable 05/01/2028)	$2,315,000	$2,410,309
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,766,587
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,243,507
Washington Suburban Sanitary Commission, 1.25%, 06/01/2027 (Callable 01/02/2026)(a)	3,700,000	3,700,000
		20,934,090
Massachusetts - 1.6%
Commonwealth of Massachusetts
5.00%, 12/01/2038 (Callable 12/01/2026)	2,680,000	2,721,865
5.25%, 04/01/2047 (Callable 04/01/2027)	5,500,000	5,566,231
Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/01/2042 (Callable 06/01/2027)	2,245,000	2,282,814
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)	13,100,000	13,547,327
Massachusetts Development Finance Agency
3.98%, 10/01/2030	115,000	111,209
5.00%, 07/01/2035 (Callable 07/01/2026)	2,000,000	2,019,066
5.00%, 07/01/2036 (Callable 07/01/2026)	8,360,000	8,414,205
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	575,499
5.25%, 06/01/2065 (Callable 06/01/2035)	3,500,000	3,607,795
Massachusetts Educational Financing Authority
4.25%, 07/01/2032(b)	1,000,000	1,019,373
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	1,825,000	1,518,600
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	760,000	760,000
Massachusetts School Building Authority, 5.25%, 02/15/2048 (Callable 02/15/2028)	1,925,000	1,965,445
Town of Hudson MA, 5.00%, 06/11/2026	2,000,000	2,010,455
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,700,000	2,767,769
		48,887,653

The accompanying notes are an integral part of these financial statements.

195

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - 1.6%
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)	$1,110,000	$1,140,069
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 02/02/2026)	265,000	258,584
City of Detroit MI, 6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,139,306
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 02/02/2026)	1,705,000	1,707,509
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	540,405
5.00%, 05/01/2043 (Callable 05/01/2035)	350,000	374,697
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	135,185
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,876,768
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	3,500,000	3,531,974
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)	175,000	199,197
5.00%, 05/01/2040 (Callable 05/01/2035)	155,000	173,532
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	380,328
5.00%, 05/01/2042 (Callable 05/01/2035)	365,000	397,917
5.00%, 05/01/2043 (Callable 05/01/2035)	755,000	814,785
Howell Public Schools
5.00%, 05/01/2036 (Callable 05/01/2035)	800,000	928,005
5.00%, 05/01/2037 (Callable 05/01/2035)	750,000	862,309
MBS International Airport Revenue, 6.00%, 06/01/2045 (Callable 06/01/2035)(b)	1,000,000	1,029,364
Michigan Finance Authority
5.25%, 02/01/2027	770,000	775,311
4.00%, 01/01/2028 (Callable 04/01/2027)	5,000,000	5,011,323
5.00%, 08/31/2028	490,000	515,052
5.50%, 11/01/2028 (Callable 11/01/2026)	675,000	686,542
5.00%, 02/28/2029	400,000	424,192
5.00%, 08/31/2029	500,000	534,978
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	100,727

	Par	Value
5.00%, 05/15/2032 (Callable 02/02/2026)	$2,000,000	$2,006,633
5.00%, 05/15/2033 (Callable 02/02/2026)	1,265,000	1,269,160
5.00%, 12/01/2037 (Callable 12/01/2027)	2,110,000	2,177,360
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,008,873
5.00%, 07/01/2042 (Callable 07/01/2035)	1,500,000	1,627,245
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	2,335,000	2,336,050
6.00%, 06/01/2054 (Callable 06/01/2033)	4,520,000	4,905,406
Michigan Strategic Fund
4.13%, 08/01/2027(b)	300,000	300,740
5.00%, 06/30/2032 (Callable 12/31/2028)(b)	1,350,000	1,402,790
5.00%, 12/31/2043 (Callable 12/31/2028)(b)	100,000	100,284
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	1,002,287
Oakland University
5.00%, 07/01/2026 (Callable 01/01/2026)	790,000	791,200
5.00%, 07/01/2031 (Callable 07/01/2026)	1,520,000	1,521,663
Van Dyke Public Schools, 5.25%, 05/01/2040 (Callable 05/01/2035)	3,730,000	4,054,398
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	448,348
Wayne County Airport Authority
5.00%, 12/01/2029 (Callable 12/01/2027)(b)	295,000	304,701
5.00%, 12/01/2034(b)	600,000	669,382
5.00%, 12/01/2035(b)	700,000	782,833
		50,247,412
Minnesota - 0.9%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	250,660
City of Coon Rapids MN, 5.60%, 12/01/2039	1,734,732	1,960,926
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	507,410
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 01/23/2026)	200,000	200,128
5.00%, 11/15/2035 (Callable 11/15/2028)	2,000,000	2,089,092

The accompanying notes are an integral part of these financial statements.

196

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
5.00%, 11/15/2053 (Callable 11/15/2029)(a)	$1,670,000	$1,813,978
City of Virginia MN
5.00%, 12/15/2026 (Callable 02/02/2026)	5,110,000	5,114,551
4.25%, 02/01/2031	425,000	435,126
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,421,365
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	2,979,291	3,015,639
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 02/02/2026)	700,000	696,065
Metropolitan Council, 4.00%, 03/01/2042 (Callable 03/01/2033)	2,965,000	2,998,715
Minnesota Health & Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	106,126
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)	855,000	908,528
6.25%, 07/01/2054 (Callable 01/01/2033)	885,000	957,157
6.50%, 07/01/2054 (Callable 07/01/2033)	940,000	1,028,457
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)	1,145,000	1,152,717
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027(e)	445,000	430,080
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,500,000	1,519,051
		26,605,771
Mississippi - 1.4%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	251,157
City of Oxford MS, 3.50%, 09/01/2029	40,000	38,781
County of Hinds MS
4.00%, 08/01/2027	140,000	139,953
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	6,200,000	5,725,104
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,213,110

	Par	Value
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	$1,500,000	$1,383,555
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 02/02/2026)(c)	1,500,000	1,036,624
Mississippi Business Finance Corp.
1.20%, 12/01/2030 (Callable 02/02/2026)(a)	6,380,000	6,380,000
1.20%, 11/01/2035 (Callable 02/02/2026)(a)	6,100,000	6,100,000
Mississippi Development Bank
5.00%, 11/01/2026	780,000	781,988
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	106,523
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,361,045
1.48%, 07/01/2031 (Callable 02/02/2026)(c)	1,310,000	1,184,826
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,541,838
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,550,530
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,877,050
5.00%, 03/01/2036	3,000,000	3,206,296
3.63%, 11/01/2036 (Callable 11/01/2030)(c)	1,500,000	1,431,983
3.50%, 11/01/2047 (Callable 11/01/2027)	25,000	17,520
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	135,889
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	200,164
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	418,208
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	432,600
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	448,034
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	287,610
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	442,889
4.00%, 12/01/2043 (Callable 12/01/2026)	15,000	15,041
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	2,030,089
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2035 (Callable 02/02/2026)	1,955,000	1,956,807
5.00%, 10/15/2036 (Callable 10/15/2028)	1,000,000	1,044,169
Vicksburg Warren School District, 5.00%, 03/01/2028	270,000	275,275
		43,014,658

The accompanying notes are an integral part of these financial statements.

197

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - 2.7%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)	$1,500,000	$1,559,881
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,444,183
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,512,188
City of Kansas City MO, 5.00%, 02/01/2043 (Callable 02/01/2035)	650,000	697,620
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	202,791
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	114,958
City of University City MO
5.00%, 04/01/2027	590,000	604,838
5.00%, 04/01/2028	525,000	548,625
5.00%, 04/01/2030	660,000	713,139
5.00%, 04/01/2031	715,000	784,322
5.00%, 04/01/2032	700,000	777,819
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	613,479
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,192,499
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	2,500,000	2,671,287
County of Platte MO, 3.00%, 03/01/2027 (Callable 02/02/2026)	200,000	196,847
Hannibal Industrial Development Authority
5.00%, 10/01/2027	965,000	963,943
5.00%, 10/01/2029 (Callable 10/01/2027)	960,000	960,437
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027	810,000	807,283
5.00%, 09/01/2027	150,000	152,224
5.00%, 02/01/2030 (Callable 02/02/2026)	160,000	160,176
4.00%, 08/01/2030 (Callable 02/02/2026)	670,000	666,541
5.00%, 05/01/2031	1,195,000	1,144,296
5.00%, 05/01/2031	1,175,000	1,125,145
4.00%, 02/01/2032 (Callable 02/01/2029)	360,000	363,322

	Par	Value
5.00%, 09/01/2034 (Callable 09/01/2029)	$1,315,000	$1,328,360
4.00%, 05/01/2035 (Callable 05/01/2033)	730,000	619,068
5.00%, 05/15/2036 (Callable 05/15/2026)	3,790,000	3,814,347
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,548,593
Kansas City Industrial Development Authority
5.00%, 03/01/2031 (Callable 03/01/2030)(b)	2,720,000	2,910,090
5.00%, 03/01/2035 (Callable 03/01/2029)(b)	3,020,000	3,155,958
5.00%, 03/01/2036 (Callable 03/01/2029)(b)	3,030,000	3,156,538
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031(e)	625,000	521,677
Kansas City School District/MO
5.00%, 04/01/2036 (Callable 04/01/2035)	4,625,000	5,261,972
5.00%, 04/01/2037 (Callable 04/01/2035)	4,860,000	5,484,915
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,244,685
Missouri Development Finance Board
5.00%, 12/01/2033	250,000	282,605
5.00%, 12/01/2034 (Callable 12/01/2033)	300,000	337,036
5.00%, 12/01/2035 (Callable 12/01/2033)	430,000	480,076
5.00%, 12/01/2039 (Callable 12/01/2033)	625,000	679,829
5.50%, 12/01/2040 (Callable 12/01/2033)	560,000	626,973
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	604,129
5.00%, 06/01/2028	650,000	686,391
5.00%, 06/01/2028	615,000	648,840
5.00%, 06/01/2030	715,000	786,436
5.00%, 06/01/2030	680,000	745,558
5.00%, 06/01/2030	360,000	388,541
5.00%, 06/01/2031	755,000	844,463
5.00%, 06/01/2031	710,000	790,718
5.00%, 06/01/2031	695,000	760,551
5.00%, 06/01/2032	790,000	896,079
5.00%, 06/01/2032	750,000	845,999
5.00%, 06/01/2032	730,000	808,381
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,795,434
Platte County R-III School District, 6.25%, 03/01/2043 (Callable 03/01/2035)	2,050,000	2,399,427

The accompanying notes are an integral part of these financial statements.

198

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Scott County Reorganized School District No R-IV
5.00%, 04/15/2035 (Callable 04/15/2031)	$330,000	$353,397
5.00%, 04/15/2039 (Callable 04/15/2031)	200,000	210,125
5.00%, 04/15/2045 (Callable 04/15/2031)	535,000	542,584
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	55,069
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,010,552
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,549,622
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	968,803
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	43,368
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	604,635
St Louis Municipal Finance Corp.
0.00%, 07/15/2029(c)(e)	1,000,000	883,973
0.00%, 07/15/2030(c)(e)	1,400,000	1,195,684
0.00%, 07/15/2030(c)(e)	1,215,000	1,037,683
0.00%, 07/15/2037(e)	1,850,000	1,157,099
5.00%, 10/01/2038 (Callable 10/01/2027)	2,500,000	2,561,760
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,023,675
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,002,892
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,014,873
Warren County School District No R-III, 5.00%, 03/01/2040 (Callable 03/01/2030)	2,700,000	2,800,431
		85,447,737
Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	92,283
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,700,123
		1,792,406
Nebraska - 0.7%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	1,500,000	1,599,803

	Par	Value
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	$3,750,000	$3,996,039
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	885,499
City of Gretna NE
5.00%, 12/15/2035 (Callable 09/19/2030)	450,000	480,729
5.00%, 12/15/2037 (Callable 09/19/2030)	485,000	510,559
5.00%, 12/15/2038 (Callable 09/19/2030)	325,000	340,696
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028)(a)	3,450,000	3,477,638
City of Wayne NE, 5.00%, 12/15/2038 (Callable 10/16/2030)	1,805,000	1,877,225
County of Perkins NE, 4.00%, 12/15/2026	1,100,000	1,100,039
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	865,003
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,488,341
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,962,450
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 02/02/2026)	315,000	315,226
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	598,337
5.00%, 07/01/2032 (Callable 01/23/2026)	500,000	500,194
Nebraska Public Power District, 5.00%, 01/01/2037 (Callable 02/02/2026)	1,000,000	1,001,038
Omaha Public Power District, 5.00%, 02/01/2042 (Callable 12/01/2027)	1,765,000	1,807,666
		22,806,482
Nevada - 0.2%
County of Clark NV, 3.75%, 01/01/2036(a)	550,000	550,602
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	95,000	95,000
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	47,008
3.25%, 06/15/2034 (Callable 06/15/2026)	990,000	928,648
Las Vegas Valley Water District, 5.00%, 06/01/2041 (Callable 06/01/2026)	1,455,000	1,462,003

The accompanying notes are an integral part of these financial statements.

199

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - (Continued)
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	$1,500,000	$1,815,040
Sparks Tourism Improvement District No 1, 3.88%, 06/15/2028	1,275,000	1,276,529
		6,174,830
New Hampshire - 1.6%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	8,400,000	3,813,708
4.50%, 10/01/2033	2,750,000	2,897,046
4.38%, 09/20/2036	2,574,368	2,620,684
4.00%, 10/20/2036	1,911,711	1,896,750
5.75%, 04/01/2039 (Callable 04/01/2033)(b)	270,000	296,592
4.17%, 01/20/2041	1,986,955	1,969,139
4.79%, 02/20/2041(a)	4,496,941	4,711,937
5.75%, 04/01/2041 (Callable 04/01/2033)(b)	305,000	328,383
4.22%, 11/20/2042(a)	10,463,974	10,209,395
5.25%, 06/01/2045 (Callable 06/01/2035)	2,000,000	2,088,049
4.16%, 10/01/2051(a)	1,982,650	1,964,938
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 01/01/2028)	3,095,000	3,204,404
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	2,000,000	2,006,632
3.30%, 06/01/2040 (Callable 05/01/2027)(a)	5,000,000	5,016,581
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,573,928
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,377,495
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,251,965
		49,227,626
New Jersey - 1.3%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,135,000	1,138,561
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,652,230
New Jersey Economic Development Authority, 5.63%, 01/01/2052 (Callable 02/02/2026)(b)	1,000,000	1,000,831
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 02/02/2026)	595,000	595,810

	Par	Value
5.00%, 07/01/2026 (Callable 02/02/2026)	$70,000	$70,106
5.00%, 07/01/2027	150,000	153,024
5.00%, 07/01/2028	125,000	129,329
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 02/02/2026)	1,095,000	1,114,032
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(b)	1,775,000	1,832,080
5.00%, 12/01/2027 (Callable 12/01/2026)(b)	1,400,000	1,421,701
5.00%, 12/01/2028 (Callable 06/01/2028)(b)	1,000,000	1,040,300
4.00%, 12/01/2044 (Callable 12/01/2033)(b)	285,000	274,540
4.25%, 12/01/2045 (Callable 12/01/2034)(b)	2,990,000	2,986,856
4.50%, 12/01/2045 (Callable 12/01/2035)(b)	6,000,000	6,159,074
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	3,003,312
3.45%, 10/01/2026(b)	920,000	921,904
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	235,000	229,158
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,017,859
5.00%, 12/15/2035 (Callable 12/15/2028)	5,000,000	5,261,377
New Jersey Turnpike Authority, 5.00%, 01/01/2027	2,500,000	2,560,447
Newark Housing Authority, 4.50%, 01/01/2028	235,000	239,684
River Dell Regional School District
1.00%, 09/01/2029	765,000	710,557
1.00%, 09/01/2030	800,000	725,216
1.00%, 09/01/2031	825,000	727,420
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	734,429
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 01/28/2026)	35,000	34,963
3.50%, 01/01/2032 (Callable 01/28/2026)	100,000	100,004
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	750,000	710,272
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	856,597
		39,401,673

The accompanying notes are an integral part of these financial statements.

200

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - 0.2%
City of Farmington NM, 3.88%, 06/01/2040(a)	$2,500,000	$2,540,877
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	980,293
New Mexico Mortgage Finance Authority, 2.70%, 09/01/2047 (Callable 03/01/2031)	1,635,000	1,211,230
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	361,184
		5,093,584
New York - 5.4%
Albany Capital Resource Corp.
5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	125,559
5.25%, 05/01/2044 (Callable 05/01/2035)	1,000,000	1,066,949
5.25%, 05/01/2045 (Callable 05/01/2035)	2,000,000	2,118,228
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	193,429
Battery Park City Authority, 5.00%, 11/01/2044 (Callable 11/01/2033)	9,130,000	9,821,460
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029)(c)	1,770,000	1,739,051
5.50%, 12/01/2056 (Callable 12/01/2035)	1,200,000	1,262,956
City of Amsterdam NY, 4.75%, 03/04/2026	3,760,000	3,765,338
City of Little Falls NY, 4.75%, 09/17/2026	1,550,000	1,556,835
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	351,819
City of Mount Vernon NY, 4.50%, 12/23/2026(c)	1,000,000	1,006,665
City of New York NY
5.00%, 12/01/2034 (Callable 12/01/2026)	5,710,000	5,816,951
5.25%, 02/01/2048 (Callable 08/01/2035)	2,000,000	2,113,701
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	230,350
4.00%, 04/15/2030	250,000	250,980
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034)(c)	1,000,000	1,130,364
5.00%, 07/01/2037 (Callable 07/01/2034)(c)	1,000,000	1,114,418

	Par	Value
4.75%, 07/01/2043 (Callable 07/01/2034)(c)	$1,475,000	$1,507,691
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	181,612
Empire State Development Corp.
5.00%, 03/15/2034 (Callable 09/15/2027)	3,500,000	3,626,491
5.00%, 03/15/2041 (Callable 09/15/2029)	5,305,000	5,562,181
Genesee County Funding Corp., 5.25%, 12/01/2050 (Callable 12/01/2035)	2,590,000	2,650,527
Huntington Local Development Corp., 4.00%, 07/01/2027	315,000	309,799
Jamestown City School District, 4.00%, 07/17/2026	2,450,000	2,466,423
Long Island Power Authority
5.00%, 09/01/2041 (Callable 09/01/2026)	1,065,000	1,074,185
5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,557,588
3.00%, 09/01/2055 (Callable 03/01/2028)(a)	6,000,000	6,011,602
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027)(a)	2,000,000	2,058,883
4.84%, 11/01/2040	2,602,946	2,756,519
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,074,594
2.50%, 11/01/2042 (Callable 11/01/2026)(a)(d)	1,500,000	1,318,264
2.10%, 11/01/2046 (Callable 07/01/2029)(a)	4,655,000	4,486,954
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,019,196
3.80%, 11/01/2063 (Callable 06/01/2027)(a)	3,140,000	3,173,190
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	2,500,000	2,567,966
5.25%, 06/15/2037 (Callable 06/15/2027)	3,140,000	3,237,790
5.00%, 06/15/2038 (Callable 06/15/2027)	3,000,000	3,076,885
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	205,808
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	2,006,721
5.00%, 07/15/2034 (Callable 07/15/2027)	2,500,000	2,577,641

The accompanying notes are an integral part of these financial statements.

201

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
4.00%, 07/15/2038 (Callable 07/15/2028)	$200,000	$201,521
5.00%, 07/15/2045 (Callable 07/15/2028)	3,500,000	3,571,716
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	2,780,000	2,906,934
5.00%, 05/01/2035 (Callable 05/01/2028)	3,700,000	3,856,107
5.00%, 05/01/2036 (Callable 05/01/2029)	1,065,000	1,132,340
5.00%, 11/01/2036 (Callable 11/01/2029)	7,000,000	7,489,891
5.25%, 08/01/2037 (Callable 08/01/2028)	2,000,000	2,096,192
5.00%, 05/01/2040 (Callable 11/01/2034)	4,000,000	4,408,165
5.50%, 11/01/2045 (Callable 11/01/2032)	5,000,000	5,367,364
New York State Dormitory Authority
5.00%, 03/15/2040 (Callable 09/15/2028)	5,745,000	5,963,525
5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,078,411
New York State Housing Finance Agency
1.65%, 05/15/2039	2,312,861	1,942,387
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,000,000	1,003,342
3.30%, 05/01/2065 (Callable 05/01/2028)(a)	1,500,000	1,505,952
3.38%, 05/01/2065 (Callable 04/01/2029)(a)	10,000,000	9,994,557
New York Transportation Development Corp.
5.00%, 12/01/2027	100,000	104,047
5.00%, 01/01/2036 (Callable 01/01/2028)(b)	1,000,000	1,017,858
6.00%, 06/30/2050 (Callable 06/30/2034)(b)	9,500,000	10,311,207
Onondaga Civic Development Corp.
3.63%, 10/01/2028 (Callable 02/02/2026)	205,000	194,307
5.00%, 10/01/2029 (Callable 02/02/2026)	280,000	274,173
4.13%, 10/01/2035 (Callable 02/02/2026)	1,210,000	1,049,824
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,195
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	353,131

	Par	Value
Port Authority of New York & New Jersey
5.00%, 07/15/2030(b)	$100,000	$108,558
5.00%, 11/15/2032 (Callable 11/15/2026)(b)	1,000,000	1,014,023
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,012,905
5.00%, 05/01/2035 (Callable 02/02/2026)(b)	1,000,000	1,000,785
Saratoga County Capital Resource Corp.
5.00%, 07/01/2037 (Callable 07/01/2035)	680,000	784,627
5.00%, 07/01/2039 (Callable 07/01/2035)	1,000,000	1,133,601
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	130,000	129,723
Town of Ramapo NY
4.00%, 05/15/2027 (Callable 02/02/2026)	20,000	20,002
3.00%, 11/01/2027 (Callable 01/23/2026)	100,000	97,401
4.13%, 05/15/2028 (Callable 02/02/2026)	135,000	135,044
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 02/02/2026)	2,000,000	2,002,419
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	1,565,000	1,606,147
Washingtonville Central School District, 1.00%, 06/15/2033 (Callable 06/15/2027)	535,000	444,776
		167,670,720
North Carolina - 0.3%
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028)(a)	1,600,000	1,602,091
3.20%, 01/01/2044 (Callable 07/01/2028)(a)	1,000,000	1,001,999
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,500,000	1,500,390
4.00%, 07/01/2050 (Callable 01/01/2029)	1,250,000	1,256,718
6.25%, 01/01/2055 (Callable 07/01/2032)	950,000	1,024,677
Raleigh Durham Airport Authority, 5.00%, 05/01/2034 (Callable 05/01/2027)(b)	3,500,000	3,572,258
Raleigh Housing Authority, 3.15%, 01/01/2044 (Callable 08/01/2028)(a)	1,000,000	1,001,121
		10,959,254

The accompanying notes are an integral part of these financial statements.

202

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - 0.9%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/23/2026)	$10,075,000	$10,077,046
City of Grand Forks ND, 5.00%, 12/01/2029	750,000	788,687
City of Horace ND
4.85%, 08/01/2026 (Callable 01/23/2026)	1,650,000	1,650,580
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	113,164
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	699,662
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,559,971
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	819,898
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 02/02/2026)	340,000	309,582
City of Mayville ND
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,370,205
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,792,391
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,076,791
4.25%, 01/01/2049 (Callable 01/01/2028)	70,000	70,299
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,099,893
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	2,025,500
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	2,098,318
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,872,444
		27,424,431
Ohio - 3.5%
Bedford City School District
5.50%, 12/01/2041 (Callable 06/01/2032)	1,325,000	1,459,742
5.50%, 12/01/2042 (Callable 06/01/2032)	3,540,000	3,868,582
5.50%, 12/01/2043 (Callable 06/01/2032)	4,430,000	4,800,739
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)	1,750,000	1,782,380
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026)(b)	1,210,000	1,226,915

	Par	Value
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2033 (Callable 08/01/2032)	$1,200,000	$1,323,665
5.00%, 11/15/2039 (Callable 11/15/2032)	1,365,000	1,463,357
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,452,438
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 01/18/2026)	265,000	262,393
3.00%, 11/01/2028 (Callable 01/18/2026)	275,000	273,989
5.00%, 12/01/2035 (Callable 12/01/2032)	1,900,000	2,011,062
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,108,996
Columbus-Franklin County Finance Authority, 3.19%, 06/01/2044 (Callable 11/01/2028)(a)	3,000,000	3,009,472
County of Allen OH Hospital Facilities Revenue, 1.20%, 11/01/2050 (Callable 01/02/2026)(a)	5,650,000	5,650,000
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	105,557
County of Fayette OH, 5.25%, 12/01/2045 (Callable 12/01/2034)	3,000,000	3,157,784
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028	1,000,000	1,072,067
County of Hardin OH, 4.00%, 05/01/2026	55,000	54,766
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	191,931
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,467,299
5.25%, 09/01/2054 (Callable 09/01/2034)	1,500,000	1,531,323
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)	3,420,000	3,100,552
Dayton-Montgomery County Port Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	3,000,000	3,006,714
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,640,000	2,333,734
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,114,820
Lexington Local School District, 3.00%, 10/01/2044 (Callable 04/01/2029)	970,000	783,295

The accompanying notes are an integral part of these financial statements.

203

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Lorain Metropolitan Housing Authority, 3.22%, 06/01/2029 (Callable 12/01/2027)(a)	$3,500,000	$3,509,370
Margaretta Local School District
5.50%, 10/01/2047 (Callable 10/01/2032)	2,375,000	2,498,580
5.50%, 10/01/2050 (Callable 10/01/2032)	1,625,000	1,700,119
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	101,450
Ohio Air Quality Development Authority
3.70%, 07/01/2028(b)	1,250,000	1,253,732
3.70%, 10/01/2028(b)	3,000,000	3,009,872
4.00%, 09/01/2030(a)	2,150,000	2,177,705
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,258,991
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 01/01/2026)(c)	1,000,000	1,001,012
5.00%, 05/01/2027 (Callable 05/01/2026)(a)	500,000	503,211
6.00%, 03/01/2032	400,000	471,861
6.00%, 09/01/2033	280,000	336,596
6.00%, 03/01/2034	250,000	301,829
4.70%, 01/01/2043	1,750,000	1,839,081
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	403,235
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	1,500,000	1,501,445
4.50%, 03/01/2050 (Callable 09/01/2028)	555,000	561,000
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2048 (Callable 06/01/2034)	640,000	666,282
5.00%, 12/01/2050 (Callable 12/01/2035)	750,000	766,044
Reynoldsburg City School District, 4.92%, 09/01/2030	3,650,000	3,854,711
State of Ohio
5.00%, 12/31/2026 (Callable 02/02/2026)(b)	1,000,000	1,001,146
5.00%, 12/31/2027 (Callable 02/02/2026)(b)	950,000	951,860
5.00%, 01/15/2032	4,000,000	4,444,391
5.00%, 12/31/2035 (Callable 02/02/2026)(b)	1,700,000	1,702,429
5.00%, 12/31/2039 (Callable 02/02/2026)(b)	2,030,000	2,030,198
2.60%, 01/15/2045 (Callable 01/02/2026)(a)	7,765,000	7,765,000
2.91%, 01/15/2045 (Callable 02/02/2026)(a)	875,000	875,000

	Par	Value
Summit County Development Finance Authority
5.00%, 07/01/2034	$515,000	$574,176
5.00%, 07/01/2035	440,000	492,216
5.00%, 07/01/2036 (Callable 07/01/2035)	360,000	400,217
5.00%, 07/01/2037 (Callable 07/01/2035)	475,000	523,396
5.00%, 07/01/2038 (Callable 07/01/2035)	495,000	541,371
5.00%, 07/01/2039 (Callable 07/01/2035)	430,000	466,273
5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	785,989
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,031,622
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	2,000,000	2,013,521
University of Cincinnati
5.00%, 06/01/2030	585,000	644,038
5.00%, 06/01/2031	620,000	694,230
5.00%, 06/01/2032	500,000	567,548
Village of Bluffton OH, 5.00%, 12/01/2031 (Callable 12/01/2027)	565,000	583,248
Warren County Port Authority, 5.00%, 12/01/2034	4,225,000	4,519,829
		108,937,396
Oklahoma - 2.1%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,183,986
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,309,309
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,876,741
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,019,341
Cleveland Educational Facilities Authority
5.00%, 09/01/2026	200,000	202,352
5.00%, 09/01/2027	285,000	293,629
5.00%, 09/01/2028	260,000	272,360
5.00%, 09/01/2029	280,000	297,809
5.00%, 09/01/2030	330,000	355,371
5.00%, 09/01/2031	350,000	381,325
5.00%, 09/01/2033	285,000	316,265
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,767,933

The accompanying notes are an integral part of these financial statements.

204

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Elk City Industrial Authority, 3.00%, 05/01/2039 (Callable 05/01/2029)	$1,195,000	$1,030,189
Lawton Industrial Development Authority
5.00%, 07/01/2037 (Callable 07/01/2033)	1,250,000	1,385,227
5.00%, 07/01/2038 (Callable 07/01/2033)	805,000	887,711
5.00%, 07/01/2039 (Callable 07/01/2033)	750,000	821,228
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	542,620
Love County Educational Facilities Authority
3.00%, 12/01/2036 (Callable 12/01/2031)	1,000,000	900,765
4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,142,477
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2032	535,000	581,904
5.00%, 09/01/2033	480,000	524,516
5.00%, 09/01/2034	800,000	872,669
5.00%, 09/01/2036 (Callable 09/01/2035)	795,000	857,537
Muskogee County Public Safety Authority
4.00%, 12/01/2028	810,000	825,165
4.00%, 12/01/2029	870,000	892,069
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	282,020
4.00%, 09/01/2031 (Callable 09/01/2029)	760,000	771,379
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,512,652
Nowata County Educational Facilities Authority
5.00%, 09/01/2027	255,000	261,718
5.00%, 09/01/2028	280,000	291,707
5.00%, 09/01/2029	310,000	327,187
5.00%, 09/01/2030	670,000	716,714
5.00%, 09/01/2031	725,000	783,265
5.00%, 09/01/2032	300,000	326,115
5.00%, 09/01/2033	430,000	470,783
5.00%, 09/01/2036 (Callable 09/01/2035)	420,000	454,088
5.00%, 09/01/2037 (Callable 09/01/2035)	1,170,000	1,253,754
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,268,719
Oklahoma County Finance Authority
5.00%, 09/01/2031	2,250,000	2,384,434
5.00%, 09/01/2035	3,750,000	3,966,040

	Par	Value
Oklahoma Development Finance Authority, 2.75%, 08/15/2031 (Callable 01/02/2026)(a)	$1,950,000	$1,950,000
Oklahoma Turnpike Authority
5.00%, 01/01/2042 (Callable 01/01/2036)	1,750,000	1,927,733
5.00%, 01/01/2042 (Callable 01/02/2026)	1,135,000	1,135,000
5.00%, 01/01/2043 (Callable 01/01/2027)	1,500,000	1,519,043
5.50%, 01/01/2053 (Callable 01/01/2032)	7,960,000	8,457,169
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,961,165
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	940,820
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	201,143
4.00%, 09/01/2030	400,000	414,788
Tulsa County Independent School District No 1 Tulsa, 1.00%, 03/01/2026	2,000,000	1,991,390
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	4,000,000	3,971,048
2.00%, 04/01/2027	2,800,000	2,758,911
		64,839,283
Oregon - 1.6%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,346,268
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	2,250,000	2,259,966
City of Redmond OR
5.00%, 06/01/2033(b)	1,200,000	1,342,821
5.50%, 06/01/2052 (Callable 06/01/2035)(b)	1,000,000	1,060,331
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2027)	1,000,000	1,025,729
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	2,500,000	2,560,424
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)(e)	110,000	114,278
0.00%, 06/01/2037 (Callable 06/01/2032)(e)	345,000	350,584
0.00%, 12/01/2046 (Callable 06/01/2032)(e)	1,315,000	1,271,724

The accompanying notes are an integral part of these financial statements.

205

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)	$2,000,000	$2,055,479
Lane County School District No 40 Creswell
0.00%, 06/15/2032(e)	450,000	364,433
0.00%, 06/15/2033(e)	400,000	311,011
0.00%, 06/15/2038 (Callable 06/15/2033)(e)	1,675,000	977,906
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)	4,815,000	5,195,430
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,032,931
Oregon Health & Science University
5.00%, 07/01/2034 (Callable 07/01/2026)	1,400,000	1,413,192
5.00%, 07/01/2046 (Callable 11/01/2031)(a)	1,150,000	1,268,989
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,010,746
Oregon State Facilities Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	100,678
5.00%, 10/01/2028	150,000	156,097
5.00%, 10/01/2032 (Callable 10/01/2026)	2,050,000	2,055,653
Oregon State Lottery
5.25%, 04/01/2042 (Callable 04/01/2035)	1,105,000	1,245,123
5.25%, 04/01/2043 (Callable 04/01/2035)	1,500,000	1,673,344
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 01/23/2026)(c)	6,750,000	6,751,029
State of Oregon
5.25%, 06/01/2044 (Callable 06/01/2035)	1,160,000	1,286,312
5.25%, 06/01/2045 (Callable 06/01/2035)	1,700,000	1,868,596
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 02/02/2026)(b)	70,000	70,002
3.60%, 07/01/2034 (Callable 02/02/2026)	700,000	699,993
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	785,820
4.00%, 07/01/2047 (Callable 07/01/2026)	155,000	155,102
3.50%, 01/01/2051 (Callable 01/01/2029)	135,000	134,617

	Par	Value
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035 (Callable 06/15/2027)	$1,000,000	$1,028,891
0.00%, 06/15/2037 (Callable 06/15/2035)(e)	3,500,000	2,246,068
Washington County School District No 13 Banks
0.00%, 06/15/2028(e)	400,000	370,951
0.00%, 06/15/2029(e)	450,000	404,522
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 01/23/2026)	100,000	99,612
		49,094,652
Pennsylvania - 5.2%
Allegheny County Hospital Development Authority, 5.00%, 04/01/2035 (Callable 04/01/2028)	1,200,000	1,240,601
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,650,136
Bethlehem Area School District, 5.00%, 08/01/2035 (Callable 02/01/2033)	750,000	843,349
Bucks County Industrial Development Authority
5.00%, 07/01/2028	2,020,000	2,096,273
5.00%, 07/01/2029	1,050,000	1,105,240
5.00%, 07/01/2032 (Callable 07/01/2031)	1,000,000	1,073,312
5.00%, 07/01/2033 (Callable 07/01/2031)	1,150,000	1,229,557
5.00%, 07/01/2035 (Callable 07/01/2031)	1,100,000	1,166,603
Central Bradford Progress Authority, 3.00%, 12/01/2041 (Callable 02/02/2026)(a)	875,000	875,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 01/23/2026)	45,000	45,004
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,015,583
5.00%, 08/01/2030 (Callable 02/02/2026)	95,000	95,043
5.00%, 08/01/2035 (Callable 02/02/2026)	730,000	730,112
5.00%, 08/01/2045 (Callable 02/02/2026)	655,000	614,286
City of Bradford PA
4.00%, 11/01/2026 (Callable 02/02/2026)	415,000	415,320
4.00%, 11/01/2027 (Callable 02/02/2026)	370,000	370,271

The accompanying notes are an integral part of these financial statements.

206

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	$370,000	$383,002
City of Erie PA
5.00%, 11/15/2043 (Callable 11/15/2033)	1,355,000	1,440,071
5.00%, 11/15/2046 (Callable 11/15/2033)	2,400,000	2,536,470
City of Hazleton PA, 5.00%, 09/15/2040 (Callable 09/15/2030)	2,000,000	2,080,131
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,084,770
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,544,301
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	1,250,000	1,285,440
5.00%, 07/01/2033 (Callable 07/01/2027)(b)	2,500,000	2,560,131
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 10/01/2043 (Callable 10/01/2028)	2,000,000	2,061,679
5.25%, 09/01/2049 (Callable 09/01/2034)	4,050,000	4,320,188
City of York PA
5.00%, 11/15/2026	205,000	206,716
5.00%, 11/15/2027	220,000	224,118
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,266,116
Commonwealth Financing Authority, 5.00%, 06/01/2034 (Callable 06/01/2028)	3,030,000	3,161,137
Commonwealth of Pennsylvania, 5.00%, 08/15/2034	5,000,000	5,874,799
County of Allegheny PA, 5.00%, 11/01/2041 (Callable 11/01/2026)	1,230,000	1,238,225
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 02/02/2026)	50,000	49,562
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 02/02/2026)	50,000	50,051
Dauphin County General Authority, 5.00%, 06/01/2035 (Callable 06/01/2026)	1,800,000	1,811,972
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	390,000	390,593

	Par	Value
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	$4,250,000	$4,277,381
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	6,000,000	5,573,633
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)	3,250,000	3,312,673
East Allegheny School District, 0.00%, 02/01/2039(e)	975,000	574,668
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 02/02/2026)	1,510,000	1,510,780
Erie Sewer Authority
5.00%, 12/01/2041 (Callable 12/01/2033)	1,800,000	1,916,926
5.00%, 12/01/2042 (Callable 12/01/2033)	900,000	952,917
5.00%, 12/01/2043 (Callable 12/01/2033)	1,225,000	1,281,483
Geisinger Authority, 5.00%, 02/15/2039 (Callable 02/15/2027)	2,150,000	2,180,542
Health Care Facilities Authority of Sayre, 3.37% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 02/02/2026)	1,995,000	1,978,935
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	361,576
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	294,964
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	293,553
Lancaster School District, 5.00%, 06/01/2044 (Callable 06/01/2033)	2,000,000	2,120,712
Latrobe Industrial Development Authority, 5.00%, 03/01/2026	260,000	260,324
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	469,485
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	892,707
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(b)	3,655,000	3,677,111
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	4,500,000	4,937,944

The accompanying notes are an integral part of these financial statements.

207

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2027	$1,100,000	$1,122,661
0.00%, 01/01/2031(e)	1,405,000	1,189,229
0.00%, 01/01/2037(e)	3,495,000	2,293,395
Pennsylvania Higher Education Assistance Agency
4.50%, 06/01/2043 (Callable 06/01/2031)(b)	875,000	889,080
4.75%, 06/01/2046 (Callable 06/01/2034)(b)	3,680,000	3,632,396
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2033 (Callable 11/01/2027)	390,000	397,373
5.00%, 05/01/2035 (Callable 05/01/2026)	2,000,000	2,005,698
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,280,786
5.00%, 08/15/2042 (Callable 08/15/2027)	2,500,000	2,535,888
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,018,657
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 02/02/2026)	155,000	140,412
4.90%, 06/01/2041	2,695,000	2,780,240
5.50%, 10/01/2053	1,180,000	1,242,403
6.25%, 10/01/2053 (Callable 04/01/2033)	1,745,000	1,889,185
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	865,000	919,938
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	2,006,739
5.13%, 12/01/2039 (Callable 06/01/2029)	505,000	533,840
5.00%, 12/01/2040 (Callable 12/01/2027)	425,000	436,613
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	47,363
5.00%, 12/01/2041 (Callable 12/01/2027)	700,000	718,044
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,866,497
4.90%, 12/01/2044 (Callable 12/01/2026)	1,435,000	1,447,465
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,065,248
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	3,500,000	3,916,268

	Par	Value
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	$1,750,000	$1,795,389
Philadelphia Gas Works Co.
5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,017,043
5.00%, 10/01/2034 (Callable 10/01/2026)	400,000	406,250
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,017,541
5.00%, 04/01/2039 (Callable 04/01/2027)	1,000,000	1,016,807
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 02/02/2026)	90,000	90,154
Reading School District
0.00%, 01/15/2026(e)	190,000	189,745
0.00%, 01/15/2027(e)	50,000	48,108
5.00%, 03/01/2037 (Callable 03/01/2027)	1,750,000	1,779,837
5.00%, 03/01/2038 (Callable 03/01/2027)	1,000,000	1,016,817
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,567,756
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,043,142
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,076,856
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,535,044
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2030	555,000	602,853
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,335
5.00%, 06/01/2032 (Callable 12/01/2026)	4,825,000	4,901,364
5.00%, 12/01/2032 (Callable 12/01/2026)	1,600,000	1,624,888
5.00%, 06/01/2033 (Callable 12/01/2026)	4,850,000	4,923,688
Suburban Lancaster Sewer Authority, 5.00%, 06/15/2035 (Callable 06/15/2029)	1,100,000	1,171,083
West York Area School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,250,000	1,356,863
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	724,055

The accompanying notes are an integral part of these financial statements.

208

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - 1.4%
Westmoreland County Municipal Authority, 5.00%, 08/15/2049 (Callable 08/15/2033)	$1,350,000	$1,405,718
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 02/02/2026)(b)	795,000	795,106
		160,500,336
Rhode Island - 1.0%
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	2,470,000	2,576,375
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,079,956
5.25%, 09/15/2044 (Callable 09/15/2034)	1,000,000	1,070,311
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 02/02/2026)	500,000	500,320
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2039 (Callable 05/15/2027)	2,520,000	2,571,773
5.50%, 05/15/2047 (Callable 05/15/2032)	3,965,000	4,206,654
5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,248,546
5.00%, 07/01/2055 (Callable 07/01/2035)	2,780,000	2,798,564
5.00%, 07/01/2060 (Callable 07/01/2035)	4,500,000	4,513,104
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	136,253
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	495,078
2.35%, 10/01/2044 (Callable 04/01/2030)	1,000,000	746,218
3.35%, 10/01/2055 (Callable 10/01/2026)(a)	1,000,000	1,002,652
Rhode Island Student Loan Authority
5.00%, 12/01/2028(b)	1,175,000	1,229,704
5.00%, 12/01/2031(b)	3,350,000	3,588,984
		29,764,492
Charleston Housing Authority/SC, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,510,165
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	507,807
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	1,003,190

	Par	Value
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 02/02/2026)	$2,000,000	$2,001,840
5.75%, 11/15/2029 (Callable 02/02/2026)	1,000,000	1,000,156
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	130,255
5.00%, 05/01/2033 (Callable 05/01/2028)	1,750,000	1,827,745
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	353,275
5.00%, 05/01/2034 (Callable 05/01/2028)	1,435,000	1,495,547
4.00%, 11/01/2035 (Callable 11/01/2032)	1,165,000	1,156,403
5.00%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,032,054
5.25%, 08/15/2046 (Callable 08/15/2026)	2,930,000	2,935,265
2.50%, 03/15/2051 (Callable 03/15/2031)	155,000	79,262
South Carolina Public Service Authority
5.00%, 12/01/2031 (Callable 06/01/2026)	3,440,000	3,470,675
5.00%, 12/01/2032 (Callable 06/01/2026)	3,000,000	3,026,952
5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	469,004
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,027,876
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,322,553
5.00%, 12/01/2042 (Callable 12/01/2034)	1,255,000	1,358,894
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,642,896
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	1,125,000	1,152,457
3.50%, 07/01/2043 (Callable 01/01/2026)	10,000	10,000
3.15%, 11/01/2043 (Callable 05/01/2028)(a)	2,225,000	2,229,295
6.50%, 07/01/2055 (Callable 07/01/2033)	4,000,000	4,559,860
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)	3,205,000	3,285,777
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2026(e)	650,000	632,755
0.00%, 10/01/2031(e)	500,000	404,121
		42,626,079

The accompanying notes are an integral part of these financial statements.

209

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Dakota - 0.8%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	$250,000	$244,747
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	102,633
5.00%, 09/01/2040 (Callable 09/01/2027)	7,180,000	7,289,929
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	3,000,000	3,326,758
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	1,660,000	1,213,175
6.25%, 05/01/2055 (Callable 05/01/2032)	1,855,000	2,007,893
6.25%, 05/01/2056 (Callable 11/01/2033)	7,000,000	7,978,552
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)	540,000	586,206
5.00%, 08/01/2044 (Callable 08/01/2033)	680,000	710,132
		23,460,025
Tennessee - 1.9%
City of Chattanooga TN Electric Revenue, 5.00%, 09/01/2039 (Callable 09/01/2031)	780,000	850,722
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,822,723
5.00%, 04/01/2036 (Callable 01/23/2026)	2,000,000	2,001,015
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	2,975,000	2,980,291
Industrial Development Board Of The City Of Kingsport Tennessee, 2.95%, 09/01/2029(a)	2,000,000	1,995,603
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	328,115
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	933,540
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	100,867
3.30%, 12/01/2043(a)	646,000	649,774
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	50,135

	Par	Value
5.00%, 07/01/2035 (Callable 07/01/2026)	$7,325,000	$7,385,751
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	883,385
New Memphis Arena Public Building Authority
0.00%, 04/01/2028(e)	1,990,000	1,978,084
0.00%, 04/01/2029(e)	1,065,000	1,060,920
0.00%, 04/01/2030(e)	765,000	763,629
0.00%, 04/01/2031(e)	1,670,000	1,664,187
Rutherford County Health & Educational Facilities Board
5.00%, 07/01/2036 (Callable 07/01/2035)	620,000	680,889
5.00%, 07/01/2038 (Callable 07/01/2035)	735,000	796,539
5.00%, 07/01/2040 (Callable 07/01/2035)	420,000	447,135
5.00%, 07/01/2050 (Callable 07/01/2035)	4,500,000	4,511,226
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,471,659
5.00%, 05/01/2035 (Callable 05/01/2027)	3,665,000	3,721,266
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,054,639
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	1,000,000	1,072,620
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	125,000	126,246
5.00%, 05/01/2053 (Callable 02/01/2028)(a)	10,500,000	10,795,020
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 01/23/2026)	1,205,000	1,205,108
2.05%, 07/01/2036 (Callable 07/01/2030)	425,000	357,513
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	529,438
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,429,379
4.00%, 07/01/2048 (Callable 01/01/2027)	390,000	390,764
4.50%, 07/01/2049 (Callable 01/01/2028)	10,000	10,092
6.25%, 01/01/2054 (Callable 07/01/2032)	1,440,000	1,554,958
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026)(a)	3,561,000	3,619,227
		59,222,459

The accompanying notes are an integral part of these financial statements.

210

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - 12.3%
Allen Independent School District, 5.00%, 02/15/2031 (Callable 02/15/2026)	$1,000,000	$1,002,717
Argyle Independent School District
5.00%, 08/15/2037 (Callable 08/15/2035)	925,000	1,049,513
5.00%, 08/15/2038 (Callable 08/15/2035)	910,000	1,024,991
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 02/02/2026)	1,675,000	1,676,604
5.00%, 02/15/2032 (Callable 02/02/2026)	1,500,000	1,501,127
Aubrey Independent School District
5.00%, 02/15/2038 (Callable 02/15/2035)	805,000	904,948
5.00%, 02/15/2039 (Callable 02/15/2035)	1,700,000	1,899,083
Austin Convention Enterprises, Inc., 5.00%, 01/01/2028 (Callable 01/01/2027)	450,000	453,525
Austin Independent School District, 5.25%, 08/01/2049 (Callable 08/01/2034)	1,115,000	1,188,251
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,949,198
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,336,394
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	873,644
Blue Ridge Independent School District
5.25%, 02/15/2045 (Callable 02/15/2035)	750,000	805,865
5.25%, 02/15/2050 (Callable 02/15/2035)	495,000	529,090
5.50%, 02/15/2055 (Callable 02/15/2035)	1,500,000	1,630,024
Boerne Independent School District
3.85%, 12/01/2043(a)	2,805,000	2,865,212
4.00%, 02/01/2054(a)	1,320,000	1,354,686
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2029(b)	1,250,000	1,304,904
5.00%, 04/01/2030(b)	2,000,000	2,110,450
2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,975
4.00%, 04/01/2045 (Callable 04/01/2034)(b)	3,395,000	3,088,688

	Par	Value
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	$785,000	$788,472
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 02/02/2026)	105,000	105,023
City of Austin TX, 4.00%, 09/01/2034 (Callable 09/01/2029)	1,215,000	1,251,770
City of Austin TX Airport System Revenue
5.00%, 11/15/2031 (Callable 11/15/2026)(b)	920,000	932,742
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	3,200,000	3,235,228
5.00%, 11/15/2035 (Callable 11/15/2026)(b)	1,805,000	1,823,312
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2026	250,000	253,622
5.00%, 09/01/2027	200,000	206,886
City of Brownsville TX
5.00%, 02/15/2026	180,000	180,485
5.00%, 02/15/2027	250,000	256,508
5.00%, 02/15/2028	225,000	236,268
5.00%, 02/15/2029	400,000	429,109
5.00%, 02/15/2030	520,000	568,556
5.00%, 02/15/2031	585,000	650,620
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	111,403
City of Celina TX
5.00%, 09/01/2026	411,000	415,352
5.00%, 09/01/2027	278,000	285,697
5.00%, 09/01/2033 (Callable 09/01/2032)	562,000	613,710
5.00%, 09/01/2034 (Callable 09/01/2032)	376,000	410,421
5.00%, 09/01/2035 (Callable 09/01/2032)	318,000	345,641
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026)(a)	1,785,000	1,804,068
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	1,570,000	1,601,090
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2028 (Callable 08/15/2026)	2,000,000	2,010,433
City of El Paso TX, 4.00%, 08/15/2032 (Callable 08/15/2026)	2,000,000	2,008,333
City of Fort Worth TX
5.00%, 09/01/2031	744,000	816,017
5.00%, 09/01/2032 (Callable 09/01/2031)	785,000	856,748
5.00%, 09/01/2033 (Callable 09/01/2031)	826,000	896,532

The accompanying notes are an integral part of these financial statements.

211

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 09/01/2034 (Callable 09/01/2031)	$870,000	$942,539
City of Godley TX
5.25%, 08/15/2041 (Callable 08/15/2034)	1,990,000	2,172,029
5.25%, 08/15/2042 (Callable 08/15/2034)	1,095,000	1,184,523
5.25%, 08/15/2043 (Callable 08/15/2034)	1,205,000	1,291,309
5.25%, 08/15/2044 (Callable 08/15/2034)	1,170,000	1,245,906
5.25%, 08/15/2045 (Callable 08/15/2034)	2,395,000	2,536,735
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	2,385,000	2,450,281
City of Houston TX Airport System Revenue
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	2,820,000	2,940,246
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	120,000	125,117
5.00%, 07/01/2035 (Callable 07/01/2028)(b)	1,400,000	1,451,218
5.00%, 07/01/2038 (Callable 07/01/2028)	1,010,000	1,049,264
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,109,892
5.00%, 07/01/2041 (Callable 07/01/2028)(b)	750,000	764,208
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 02/02/2026)	765,000	766,231
City of Kyle TX
5.00%, 08/15/2041 (Callable 08/15/2034)	525,000	565,467
5.00%, 08/15/2043 (Callable 08/15/2034)	625,000	662,242
5.00%, 08/15/2044 (Callable 08/15/2034)	585,000	615,804
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)	355,000	388,284
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	514,300
City of Magnolia TX, 5.70%, 09/01/2046(c)	450,000	460,349
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)	1,000,000	980,571

	Par	Value
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	$1,250,000	$1,362,516
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	3,012,647
City of San Antonio TX Electric & Gas Systems Revenue
5.25%, 02/01/2043 (Callable 08/01/2033)	2,515,000	2,725,893
5.50%, 02/01/2049 (Callable 08/01/2034)	5,000,000	5,424,208
3.08%, 02/01/2055(a)	5,000,000	5,016,789
City of San Marcos TX, 5.00%, 08/15/2038 (Callable 08/15/2027)	1,000,000	1,025,204
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	707,549
5.00%, 04/01/2029	1,000,000	1,066,988
3.95%, 12/01/2032 (Callable 02/02/2026)	200,000	200,030
4.25%, 12/01/2034 (Callable 02/02/2026)	375,000	375,066
5.00%, 04/01/2035 (Callable 04/01/2034)	425,000	477,572
5.00%, 04/01/2036 (Callable 04/01/2034)	360,000	400,527
5.00%, 04/01/2037 (Callable 04/01/2034)	435,000	479,457
5.00%, 04/01/2038 (Callable 04/01/2034)	475,000	520,843
5.00%, 04/01/2039 (Callable 04/01/2034)	400,000	435,709
5.00%, 04/01/2040 (Callable 04/01/2034)	625,000	675,855
5.00%, 04/01/2041 (Callable 04/01/2034)	475,000	510,277
4.38%, 02/15/2042 (Callable 02/15/2034)	1,000,000	1,016,572
5.00%, 04/01/2042 (Callable 04/01/2034)	525,000	558,828
5.00%, 04/01/2043 (Callable 04/01/2034)	675,000	711,486
4.00%, 02/15/2055(a)	7,500,000	7,832,915
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	586,728
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,156,218
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,379,838
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	643,158
County of Wise TX
5.00%, 08/15/2026	330,000	332,263
5.00%, 08/15/2027	505,000	514,971

The accompanying notes are an integral part of these financial statements.

212

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	$100,000	$101,705
Dallas Independent School District
5.00%, 02/15/2055(a)	4,500,000	4,962,791
5.00%, 02/15/2055(a)	3,625,000	3,936,134
Dallas Metrocare Services
5.00%, 11/01/2028	925,000	983,314
5.00%, 11/01/2044 (Callable 11/01/2035)	1,370,000	1,436,392
5.00%, 11/01/2045 (Callable 11/01/2035)	2,000,000	2,081,153
4.75%, 11/01/2055 (Callable 11/01/2035)	1,340,000	1,332,026
Denton Independent School District, 4.00%, 08/15/2055(a)	2,000,000	2,066,228
Eagle Mountain & Saginaw Independent School District
4.00%, 08/01/2050(a)	2,970,000	3,023,361
4.00%, 08/01/2050(a)	30,000	30,634
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,020,000	3,076,129
El Paso Independent School District, 5.00%, 08/15/2038 (Callable 08/15/2026)	2,000,000	2,009,498
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,619,708
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	2,015,674
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)	1,600,000	1,632,031
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,829,026
Flour Bluff Independent School District, 5.00%, 08/15/2035 (Callable 02/15/2035)	1,400,000	1,619,233
Forney Independent School District
5.25%, 08/15/2044 (Callable 08/15/2035)	1,300,000	1,423,417
5.25%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,630,287
Fort Bend County Municipal Utility District No 146, 3.13%, 09/01/2032 (Callable 02/02/2026)	300,000	294,057
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	9,000,000	9,167,298
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030	255,000	277,268
5.00%, 09/01/2031	325,000	357,345
5.00%, 09/01/2032	315,000	348,954
5.00%, 09/01/2033	250,000	279,418

	Par	Value
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	$2,924,413	$2,851,323
Frisco Independent School District, 0.00%, 08/15/2029(e)	100,000	89,665
FW Chaparral PFC
4.00%, 10/01/2035 (Callable 10/01/2032)	3,800,000	3,798,955
5.00%, 10/01/2035 (Callable 10/01/2032)	5,970,000	6,364,055
Gainesville Independent School District
5.25%, 02/15/2047 (Callable 08/15/2035)	1,770,000	1,909,379
5.25%, 02/15/2048 (Callable 08/15/2035)	925,000	996,607
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,525,000	1,498,413
Generation Park Management District, 4.00%, 09/01/2028 (Callable 02/02/2026)	125,000	125,092
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 02/02/2026)	95,000	91,632
Grand Parkway Transportation Corp.
5.00%, 10/01/2037 (Callable 04/01/2028)	2,145,000	2,234,811
5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,635,950
5.80%, 10/01/2046 (Callable 10/01/2028)	3,000,000	3,157,592
5.85%, 10/01/2047 (Callable 10/01/2028)	3,000,000	3,158,437
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	4,000,000	4,157,716
Greater Texoma Utility Authority, 5.00%, 10/01/2039 (Callable 10/01/2032)	1,000,000	1,080,573
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	720,896
7.00%, 09/15/2031	545,000	654,664
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	249,121
Gulf Coast Industrial Development Authority, 1.25%, 11/01/2041 (Callable 01/02/2026)(a)	3,910,000	3,910,000
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	285,943
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	3,000,000	3,280,254
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	9,450,000	10,286,316

The accompanying notes are an integral part of these financial statements.

213

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Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Hospital District, 2.40%, 02/15/2042 (Callable 01/02/2026)(a)	$190,000	$190,000
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)	665,000	719,665
5.00%, 03/01/2036 (Callable 03/01/2031)	690,000	741,860
4.13%, 03/01/2044 (Callable 10/01/2031)	1,330,000	1,262,053
Harris County Municipal Utility District No 406, 3.63%, 09/01/2034 (Callable 09/01/2028)	380,000	366,148
Huffman Independent School District, 5.25%, 02/15/2041 (Callable 02/15/2035)	1,065,000	1,185,289
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,000,000	3,137,234
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	1,950,000	1,977,209
Kaufman County Municipal Utility District No 7, 3.75%, 09/01/2032 (Callable 02/02/2026)	295,000	295,135
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,047,199
La Feria Independent School District/TX
5.00%, 02/15/2045 (Callable 02/15/2035)	480,000	503,801
5.25%, 02/15/2050 (Callable 02/15/2035)	795,000	847,899
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	2,000,000	1,966,452
Las Varas Public Facility Corp., 4.25%, 10/01/2035 (Callable 10/01/2032)	2,000,000	2,006,667
Leander Independent School District
0.00%, 08/15/2027(e)	1,275,000	1,216,599
0.00%, 08/15/2027(e)	400,000	382,288
0.00%, 08/15/2030(e)	540,000	472,335
0.00%, 08/15/2031(e)	500,000	423,358
0.00%, 08/15/2032(e)	600,000	490,165
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	4,000,000	4,002,818
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 02/02/2026)(b)	2,140,000	2,143,022

	Par	Value
Lower Colorado River Authority
4.75%, 01/01/2028	$5,000	$5,092
5.00%, 05/15/2039 (Callable 05/15/2029)	1,000,000	1,044,685
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,000,000	1,044,232
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	168,371
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	386,770
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	319,550
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	402,878
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	424,176
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	189,190
Melissa Independent School District
5.00%, 02/01/2029	175,000	186,883
5.00%, 02/01/2031	250,000	277,494
Midway Independent School District/McLennan County, 4.00%, 08/15/2034 (Callable 08/15/2029)	2,155,000	2,224,304
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)	1,500,000	1,506,385
5.25%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,004,405
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045 (Callable 06/01/2031)(b)	1,825,000	1,797,260
4.50%, 06/01/2046 (Callable 06/01/2034)(b)	4,000,000	4,044,162
North Texas Tollway Authority
0.00%, 01/01/2030(e)	380,000	337,347
0.00%, 01/01/2035(e)	3,240,000	2,410,350
0.00%, 01/01/2036(e)	1,690,000	1,204,141
0.00%, 01/01/2037(e)	5,050,000	3,433,978
0.00%, 01/01/2038(e)	2,455,000	1,590,368
5.00%, 01/01/2039 (Callable 01/01/2026)	1,015,000	1,015,000
5.00%, 01/01/2043 (Callable 01/01/2028)	2,465,000	2,517,873
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	438,519
Odessa Junior College District
5.25%, 07/01/2044 (Callable 07/01/2034)	300,000	318,441
5.25%, 07/01/2045 (Callable 07/01/2034)	320,000	337,950

The accompanying notes are an integral part of these financial statements.

214

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Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	$2,500,000	$2,502,420
Perryton Independent School District, 5.00%, 08/15/2036 (Callable 08/15/2034)	640,000	726,916
Ponder Independent School District, 4.00%, 02/15/2051(a)	2,000,000	2,036,853
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2032 (Callable 10/01/2028)(b)	1,400,000	1,465,531
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	2,980,000	3,110,339
Port Freeport TX
5.00%, 06/01/2028 (Callable 02/02/2026)(b)	1,090,000	1,091,135
5.00%, 06/01/2029 (Callable 02/02/2026)(b)	1,145,000	1,146,164
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)	2,115,000	1,877,867
Port of Port Arthur Navigation District, 1.25%, 04/01/2040 (Callable 01/02/2026)(a)	3,000,000	3,000,000
Pottsboro Higher Education Finance Corp., 5.00%, 08/15/2046 (Callable 08/15/2026)	1,000,000	917,506
Pottsboro Independent School District/TX
5.00%, 02/15/2040 (Callable 02/15/2032)	1,200,000	1,295,329
4.00%, 02/15/2052(a)	3,600,000	3,664,617
Prosper Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2028)	2,000,000	2,073,787
PSC/TX, 3.75%, 12/01/2040	2,190,000	2,193,653
Rio Hondo Independent School District, 5.00%, 02/15/2028	775,000	810,216
San Angelo Independent School District, 5.00%, 02/15/2035	3,500,000	4,097,316
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	5,000,000	5,100,341
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	1,250,000	1,288,703
Southeast Regional Management District, 5.00%, 04/01/2030	115,000	123,946
Springtown Independent School District, 5.00%, 02/15/2048 (Callable 08/15/2035)	5,000,000	5,265,048
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	3,020,000	3,028,798

	Par	Value
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	$290,000	$292,797
5.00%, 11/15/2027	1,300,000	1,327,461
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,009,986
2.75%, 02/15/2036 (Callable 01/23/2026)(a)(d)	5,470,000	5,268,234
5.00%, 07/01/2038 (Callable 01/01/2029)	2,000,000	2,086,692
5.00%, 07/01/2043 (Callable 01/01/2029)	4,000,000	4,098,282
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	487,877
Tender Option Bond Trust Receipts/Certificates, 1.30%, 03/01/2033(a)(c)	6,500,000	6,500,000
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,950,483
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,300,605
5.00%, 12/15/2030	4,875,000	5,224,299
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,000,000	3,188,055
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	1,470,000	1,634,022
Texas Municipal Gas Acquisition and Supply Corp. I
4.12% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2026)	500,000	500,177
6.25%, 12/15/2026	1,480,000	1,526,645
Texas Municipal Gas Acquisition and Supply Corp. II, 3.54% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,000,000	1,002,420
Texas Private Activity Bond Surface Transportation Corp., 5.38%, 06/30/2037 (Callable 06/30/2028)(b)	1,835,000	1,950,736
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	446,560
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	551,647
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	199,688
Texas Water Development Board
4.50%, 10/15/2043 (Callable 10/15/2035)	1,500,000	1,546,881

The accompanying notes are an integral part of these financial statements.

215

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.88%, 10/15/2048 (Callable 10/15/2033)	$5,000,000	$5,131,249
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)	2,095,000	1,911,257
5.00%, 02/15/2036 (Callable 02/15/2026)	1,900,000	1,904,173
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,282,769
Venus Independent School District, 5.25%, 08/15/2042 (Callable 08/15/2035)	1,535,000	1,703,446
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	574,577
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	342,568
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	912,929
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	102,247
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	278,743
6.00%, 03/01/2028	285,000	302,197
6.00%, 03/01/2029	300,000	325,941
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	341,841
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	357,435
Westpointe Special Improvement District, 5.00%, 08/15/2040 (Callable 08/15/2031)	635,000	661,907
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 02/02/2026)	45,000	45,011
Yoakum Independent School District
5.00%, 02/15/2027	120,000	123,164
5.00%, 02/15/2028	190,000	199,596
5.00%, 02/15/2029	230,000	247,024
5.00%, 02/15/2031	575,000	642,126
5.00%, 02/15/2032	305,000	345,568
		382,737,832
Utah - 1.5%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,542,522
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	1,000,000	1,024,213
5.00%, 07/01/2038 (Callable 07/01/2028)(b)	1,500,000	1,543,078

	Par	Value
5.00%, 07/01/2042 (Callable 07/01/2027)	$6,345,000	$6,441,749
5.00%, 07/01/2042 (Callable 07/01/2027)(b)	1,500,000	1,512,877
5.25%, 07/01/2048 (Callable 07/01/2033)(b)	4,000,000	4,145,574
County of Utah UT, 5.00%, 05/15/2041 (Callable 05/15/2026)	1,245,000	1,250,823
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2036 (Callable 06/01/2030)	1,600,000	1,714,171
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)	1,880,000	1,743,494
Point Phase 1 Public Infrastructure District No 1, 5.13%, 03/01/2035 (Callable 09/01/2030)	1,000,000	1,045,837
Utah Associated Municipal Power Systems, 5.00%, 09/01/2035 (Callable 03/01/2028)	1,080,000	1,116,877
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	1,030,267
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	159,324
4.00%, 10/15/2030	875,000	886,754
4.00%, 04/15/2032	1,000,000	1,030,067
4.00%, 04/15/2032	700,000	712,287
4.50%, 04/15/2037 (Callable 02/02/2026)	150,000	150,098
5.00%, 04/15/2037 (Callable 04/15/2026)	770,000	772,431
5.00%, 04/15/2040 (Callable 04/15/2033)	450,000	484,425
5.13%, 04/15/2045 (Callable 04/15/2033)	385,000	399,766
Utah Housing Corp.
3.24%, 06/01/2044 (Callable 12/01/2028)(a)	8,000,000	8,019,914
4.00%, 01/01/2045 (Callable 02/02/2026)	155,000	155,011
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,000,000	1,001,307
4.50%, 10/21/2052	5,077,793	5,028,654
6.00%, 12/21/2052	715,382	779,273
6.00%, 02/21/2053	605,735	659,791
6.50%, 05/21/2053	793,905	849,500
6.00%, 06/21/2053	1,202,598	1,310,342
6.50%, 08/21/2053	78,517	86,261
6.50%, 01/01/2054 (Callable 07/01/2032)	925,000	1,006,287
		47,602,974

The accompanying notes are an integral part of these financial statements.

216

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	$1,000,000	$1,003,348
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	808,000	841,644
Vermont Student Assistance Corp.
5.00%, 06/15/2026(b)	50,000	50,348
5.00%, 06/15/2031(b)	2,185,000	2,315,598
		4,210,938
Virginia - 0.6%
Alexandria Redevelopment & Housing Authority, 3.20%, 12/01/2054 (Callable 06/01/2027)(a)	5,000,000	5,004,769
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	3,250,000	3,344,061
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	3,000,000	3,018,466
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 02/02/2026)	780,000	781,360
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,011,434
Virginia Public Building Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)(b)	1,000,000	1,006,825
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 02/02/2026)	1,180,000	1,180,364
Virginia Small Business Financing Authority
5.00%, 10/01/2028	1,200,000	1,255,512
5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	104,930
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	2,000,000	2,247,169
		18,954,890
Washington - 2.8%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,122,005
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 04/01/2039 (Callable 04/01/2029)	3,405,000	3,584,357
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 01/23/2026)	2,000,000	2,002,207

	Par	Value
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	$215,000	$236,825
County of Lewis WA, 3.00%, 12/01/2026 (Callable 01/23/2026)	100,000	99,933
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	970,198
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,019,816
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	618,386
5.00%, 01/01/2035 (Callable 07/01/2034)	240,000	262,446
5.00%, 07/01/2035 (Callable 07/01/2034)	255,000	279,096
5.00%, 07/01/2040 (Callable 07/01/2034)	1,500,000	1,575,815
5.38%, 07/01/2045 (Callable 07/01/2034)	4,120,000	4,312,578
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	229,222
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	406,780
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	7,825,000	8,003,900
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,017,886
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	552,374
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	733,698
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	229,344
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	171,842
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	310,505
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	510,507
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 01/23/2026)	800,000	800,922
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027)(b)	4,500,000	4,583,499

The accompanying notes are an integral part of these financial statements.

217

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.25%, 05/01/2042 (Callable 05/01/2027)(b)	$5,500,000	$5,561,842
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	2,080,000	2,258,330
Seattle Housing Authority, 2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	740,209
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,579,056
State of Washington
5.00%, 02/01/2037 (Callable 02/01/2028)	7,275,000	7,564,743
5.00%, 06/01/2037 (Callable 06/01/2030)	1,000,000	1,077,680
5.00%, 02/01/2042 (Callable 02/01/2031)	1,000,000	1,054,572
5.00%, 02/01/2043 (Callable 02/01/2033)	3,200,000	3,423,053
5.00%, 02/01/2043 (Callable 02/01/2032)	500,000	529,370
Tacoma Metropolitan Park District
5.00%, 12/01/2026	95,000	97,043
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	612,695
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,283
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)	2,400,000	2,440,061
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,987,355
4.25%, 02/01/2038 (Callable 02/01/2035)	2,000,000	2,057,005
Washington Health Care Facilities Authority
5.00%, 09/01/2027	1,500,000	1,549,142
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,771
5.00%, 09/01/2028	2,125,000	2,235,981
5.00%, 12/01/2031 (Callable 12/01/2030)(c)	200,000	219,517
4.00%, 07/01/2036 (Callable 01/18/2026)	135,000	135,001
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,537,460
5.00%, 08/01/2044 (Callable 08/01/2029)	2,000,000	2,025,801
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,657,521
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	102,551

	Par	Value
Washington State Housing Finance Commission
3.50%, 12/01/2033 (Callable 02/02/2026)	$1,830,000	$1,819,556
5.00%, 07/01/2037 (Callable 07/01/2035)(c)	1,255,000	1,348,543
5.00%, 07/01/2038 (Callable 07/01/2035)(c)	1,360,000	1,452,740
5.00%, 07/01/2045 (Callable 07/01/2035)(c)	500,000	504,339
Whatcom County Public Utility District No 1
5.00%, 12/01/2027(b)	450,000	464,564
5.00%, 12/01/2031(b)	2,335,000	2,557,205
5.00%, 12/01/2032(b)	825,000	911,410
		86,261,540
West Virginia - 0.3%
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2038 (Callable 06/01/2035)	800,000	872,178
5.50%, 06/01/2054 (Callable 06/01/2035)	2,000,000	2,120,803
Glenville State College, 4.00%, 06/01/2027	425,000	419,479
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027)(a)	2,000,000	2,048,813
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,371,803
5.00%, 06/01/2032	1,305,000	1,472,039
		8,305,115
Wisconsin - 4.5%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	5,500,000	5,484,944
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	779,096
City of Algoma WI, 5.00%, 10/01/2030 (Callable 10/01/2028)	3,505,000	3,669,199
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,012,984
County of Portage WI, 0.05%, 06/01/2026	2,435,000	2,400,851
Cudahy School District/WI
5.00%, 03/01/2035 (Callable 03/01/2033)	615,000	684,487
5.00%, 03/01/2036 (Callable 03/01/2033)	650,000	719,121
5.00%, 03/01/2037 (Callable 03/01/2033)	685,000	752,373

The accompanying notes are an integral part of these financial statements.

218

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 03/01/2038 (Callable 03/01/2033)	$720,000	$784,283
5.00%, 03/01/2039 (Callable 03/01/2033)	760,000	820,508
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,039,776
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,919,601
Public Finance Authority
5.00%, 05/15/2026 (Callable 01/23/2026)(c)	1,660,000	1,663,754
5.00%, 10/01/2028(c)	1,750,000	1,808,275
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	715,000	763,129
5.00%, 03/01/2029 (Callable 03/01/2026)	1,080,000	1,083,227
5.25%, 12/01/2030	1,060,000	1,137,501
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	620,333
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	5,916,155
4.00%, 06/01/2033 (Callable 01/23/2026)	70,000	70,012
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,176,871
5.00%, 03/01/2034 (Callable 03/01/2026)	2,000,000	2,005,210
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	4,450,000	4,617,955
5.00%, 10/01/2044 (Callable 04/01/2029)	2,675,000	2,714,345
6.25%, 04/01/2045 (Callable 04/01/2035)(c)	1,000,000	975,638
4.00%, 07/01/2051 (Callable 07/01/2031)(c)	500,000	371,512
5.25%, 12/01/2054 (Callable 12/01/2034)	4,250,000	4,022,453
4.00%, 01/01/2055(c)	12,500,000	12,489,199
0.00%, 12/01/2055 (Callable 12/01/2033)(c)(e)	8,000,000	4,483,724
6.00%, 12/01/2055 (Callable 12/01/2033)(c)	4,500,000	4,434,023
5.75%, 06/30/2060 (Callable 06/30/2035)(b)	3,125,000	3,224,782
6.50%, 06/30/2060 (Callable 06/30/2035)(b)	5,500,000	6,040,246
5.75%, 12/31/2065 (Callable 06/30/2035)(b)	2,625,000	2,702,900
Racine Unified School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,180,000	1,288,707

	Par	Value
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2028)	$2,000,000	$2,084,907
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,229,229
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	172,665
5.00%, 04/01/2035 (Callable 04/01/2033)	305,000	323,839
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	648,442
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,340,000	7,436,828
West De Pere School District, 4.00%, 04/01/2031 (Callable 04/01/2028)	2,245,000	2,293,667
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030)(e)	1,000,000	604,776
5.25%, 12/15/2061 (Callable 12/15/2030)(c)	1,100,000	1,082,794
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2026	475,000	474,604
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	4,250,000	4,285,536
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	757,602
5.00%, 02/15/2029 (Callable 02/15/2026)	2,080,000	2,084,916
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	600,886
3.00%, 02/15/2031 (Callable 02/15/2026)	55,000	53,260
3.25%, 02/15/2033 (Callable 02/15/2027)	1,060,000	1,023,237
5.00%, 04/01/2033 (Callable 10/01/2028)	1,025,000	1,079,497
3.50%, 02/15/2036 (Callable 02/15/2027)	965,000	919,142
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	1,009,896
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	756,322
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	566,022
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	968,379
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,996,236
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,106,638
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	535,165

The accompanying notes are an integral part of these financial statements.

219

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 04/01/2044 (Callable 10/01/2028)	$1,000,000	$1,013,058
5.00%, 12/01/2046 (Callable 06/01/2031)(a)(f)	4,500,000	4,874,540
5.00%, 02/15/2047 (Callable 02/15/2027)	750,000	751,537
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	71,461
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,870,278
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,056,612
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028)(c)	160,000	150,974
4.38%, 07/01/2037 (Callable 07/01/2028)(c)	480,000	415,775
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	5,000	5,008
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 01/23/2026)(a)	560,000	560,185
3.88%, 11/01/2054 (Callable 01/23/2026)(a)	4,060,000	4,061,919
		140,603,006
TOTAL MUNICIPAL BONDS (Cost $2,993,260,279)		3,031,759,982
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 1.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.09%(g)	33,955,740	33,955,740
TOTAL MONEY MARKET FUNDS (Cost $33,955,740)		33,955,740
TOTAL INVESTMENTS - 98.9% (Cost $3,027,216,019)		$3,065,715,722
Other Assets in Excess of Liabilities - 1.1%
		33,683,929
TOTAL NET ASSETS - 100.0%		$3,099,399,651

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
LLC - Limited Liability Company
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $288,071,909 or 9.3% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $117,948,000 or 3.8% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

220

BAIRD STRATEGIC MUNICIPAL BOND FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of December 31, 2025
Baird Strategic Municipal Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$3,031,759,982	$—	$3,031,759,982
Money Market Funds	33,955,740	—	—	33,955,740
Total Investments	$33,955,740	$3,031,759,982	$—	$3,065,715,722

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

221

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 97.5%
Alabama - 2.6%
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	$4,000,000	$4,005,773
5.75%, 04/01/2055 (Callable 04/01/2033)	1,910,000	2,078,232
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,872,811
Black Belt Energy Gas District
5.00%, 05/01/2053(a)	4,000,000	4,191,408
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	4,500,000	4,824,722
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	500,000	536,701
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,086,777
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030 (Callable 07/01/2030)	3,500,000	3,760,207
5.00%, 09/01/2033	1,300,000	1,429,793
5.00%, 09/01/2034	1,950,000	2,157,668
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	848,538
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,839,258
		28,631,888
Alaska - 0.1%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)	95,000	94,041
4.00%, 12/01/2048 (Callable 06/01/2027)	280,000	281,742
City of Valdez AK, 5.00%, 06/30/2029 (Callable 01/23/2026)	1,225,000	1,246,407
		1,622,190
Arizona - 0.4%
Arizona Industrial Development Authority, 1.79%, 09/01/2030(a)(b)(c)	1,033,453	1,006,523
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,413
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	344,601
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	170,951
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	191,673

	Par	Value
5.00%, 07/01/2037 (Callable 07/01/2028)	$215,000	$227,967
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	371,109
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,842,569
		4,197,806
Arkansas - 0.1%
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	815,000	797,428
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	253,052
		1,050,480
California - 6.3%
Amador County Unified School District
5.00%, 08/01/2031	250,000	276,754
5.00%, 08/01/2035 (Callable 08/01/2033)	300,000	339,264
5.00%, 08/01/2037 (Callable 08/01/2033)	540,000	610,675
4.00%, 08/01/2040 (Callable 08/01/2033)	245,000	260,598
Anaheim Public Financing Authority, 0.00%, 09/01/2036(d)	19,985,000	14,504,431
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,552,236
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,808,240
California Community Choice Financing Authority, 5.00%, 01/01/2056 (Callable 05/01/2033)(a)	2,000,000	2,188,632
California Housing Finance Agency, 3.75%, 03/25/2035	4,700,515	4,759,386
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	2,250,000	2,250,725
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	74,504
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028(d)	180,000	168,070
El Monte City School District/CA, 0.00%, 08/01/2029(d)	1,640,000	1,466,690
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033)(d)	1,055,000	995,153
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036(a)	2,422,321	2,428,666
Fontana Unified School District, 0.00%, 02/01/2033(d)	605,000	494,333

The accompanying notes are an integral part of these financial statements.

222

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026(d)	$4,695,000	$4,695,000
0.00%, 01/01/2028(d)	3,260,000	3,109,142
0.00%, 01/01/2030(d)	125,000	113,717
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	7,020,494	6,470,788
Gateway Unified School District/CA, 0.00%, 03/01/2037(d)	100,000	68,210
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026(d)	240,000	237,557
0.00%, 06/01/2028(d)	630,000	594,341
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	441,141
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	152,233
Long Beach Community College District
0.00%, 06/01/2032(d)	1,540,000	1,286,650
0.00%, 06/01/2033(d)	1,560,000	1,260,000
Los Alamitos Unified School District
0.00%, 08/01/2041 (Callable 08/01/2031)(d)	630,000	689,802
0.00%, 08/01/2042 (Callable 08/01/2031)(d)	500,000	546,120
0.00%, 08/01/2043 (Callable 08/01/2031)(d)	425,000	460,183
Los Angeles Department of Water & Power, 5.25%, 07/01/2044 (Callable 01/01/2035)	1,350,000	1,465,089
Menlo Park City School District, 0.00%, 07/01/2044 (Callable 07/01/2032)(d)	525,000	550,830
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029(d)	75,000	68,666
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	300,000	326,718
Municipal Water District Of Orange County Water Facilities Corp., 5.00%, 08/15/2034	285,000	316,898
Pacheco Union Elementary School District
0.00%, 02/01/2028(d)	40,000	37,802
0.00%, 02/01/2028(d)	25,000	23,626
0.00%, 02/01/2037(d)	300,000	208,751
Pajaro Valley Unified School District, 0.00%, 08/01/2027(d)	25,000	23,978
Palmdale Elementary School District, 0.00%, 08/01/2031(d)	30,000	25,729
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	8,935,100

	Par	Value
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	$650,000	$675,237
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)(d)	85,000	61,803
San Diego Unified School District/CA
0.00%, 07/01/2030(d)	100,000	88,490
0.00%, 07/01/2030(d)	45,000	39,820
0.00%, 07/01/2030(d)	25,000	22,122
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/01/2028(d)	1,110,000	1,059,679
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 02/02/2026)(d)	25,000	14,367
Woodlake Union High School District, 0.00%, 08/01/2033(d)	880,000	638,972
		68,886,918
Colorado - 2.0%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,000,000	1,034,206
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)	350,000	400,484
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	2,000,000	2,104,878
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 02/02/2026)	1,225,000	1,226,411
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	312,016
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 02/02/2026)	925,000	925,001
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	850,724
Colorado Health Facilities Authority
5.00%, 05/15/2027 (Callable 05/15/2026)	210,000	211,794
5.00%, 06/01/2028 (Callable 06/01/2027)	100,000	103,331
Colorado Housing and Finance Authority
3.50%, 05/01/2050 (Callable 05/01/2029)	170,000	169,514
3.88%, 05/01/2050 (Callable 11/01/2028)	180,000	180,593
Denver City & County Housing Authority, 5.00%, 06/01/2029 (Callable 12/01/2028)	1,500,000	1,575,085

The accompanying notes are an integral part of these financial statements.

223

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)	$200,000	$226,695
5.25%, 12/15/2041 (Callable 12/15/2034)	350,000	392,576
5.25%, 12/15/2042 (Callable 12/15/2034)	400,000	443,879
5.25%, 12/15/2043 (Callable 12/15/2034)	450,000	494,522
5.25%, 12/15/2044 (Callable 12/15/2034)	400,000	436,080
5.25%, 12/15/2045 (Callable 12/15/2034)	200,000	216,521
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,041,149
Park Creek Metropolitan District
5.00%, 12/01/2037 (Callable 12/01/2032)	1,400,000	1,539,335
5.00%, 12/01/2038 (Callable 12/01/2032)	1,600,000	1,749,378
5.00%, 12/01/2039 (Callable 12/01/2032)	1,500,000	1,628,516
5.00%, 12/01/2041 (Callable 12/01/2032)	125,000	133,637
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,014,905
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	545,000	562,635
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)	500,000	558,615
5.25%, 12/01/2042 (Callable 12/01/2034)	500,000	552,690
5.25%, 12/01/2043 (Callable 12/01/2034)	600,000	656,822
5.25%, 12/01/2044 (Callable 12/01/2034)	500,000	543,018
5.25%, 12/01/2045 (Callable 12/01/2034)	450,000	485,325
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	512,702
		22,283,037
Connecticut - 1.0%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 02/02/2026)	1,325,000	1,299,862
4.00%, 11/15/2045 (Callable 05/15/2028)	1,670,000	1,676,300

	Par	Value
4.00%, 11/15/2047 (Callable 11/15/2026)	$165,000	$165,387
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	109,575
2.80%, 07/01/2057(a)	3,165,000	3,164,941
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	1,500,000	1,542,353
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	3,000,000	3,156,403
		11,114,821
District of Columbia - 0.2%
District of Columbia Housing Finance Agency, 3.15%, 05/01/2046(a)	2,500,000	2,499,101
Florida - 3.5%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 02/02/2026)(a)	1,000,000	999,932
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,797,130
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 02/02/2026)	480,000	480,162
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026(d)	40,000	39,151
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	305,308
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,033,298
County of Miami-Dade FL
0.00%, 10/01/2026(d)	150,000	146,925
0.00%, 10/01/2027(d)	370,000	352,578
5.25%, 10/01/2030	5,400,000	5,905,015
County of Orange FL Water Utility System Revenue, 5.00%, 10/01/2039 (Callable 10/01/2030)	3,000,000	3,242,271
Florida Housing Finance Corp.
1.94%, 08/01/2036	4,890,725	4,136,382
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,153,370
3.50%, 07/01/2051 (Callable 07/01/2029)	520,000	518,543
5.25%, 07/01/2054 (Callable 07/01/2032)	445,000	463,398

The accompanying notes are an integral part of these financial statements.

224

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	$4,805,000	$4,932,934
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	182,353
5.75%, 10/01/2031	60,000	69,624
6.25%, 10/01/2042 (Callable 10/01/2031)	7,540,000	8,922,335
State of Florida, 3.00%, 07/01/2037 (Callable 07/01/2026)	510,000	486,038
		38,166,747
Georgia - 2.9%
Atlanta Urban Residential Finance Authority
3.15%, 02/01/2030 (Callable 02/01/2029)(a)	1,350,000	1,351,640
3.20%, 02/01/2030 (Callable 08/01/2028)(a)	2,500,000	2,507,112
City of Decatur GA, 3.00%, 08/01/2038 (Callable 02/02/2026)	500,000	472,683
DeKalb County Housing Authority, 3.23%, 04/01/2026	530,000	530,111
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	295,000	309,367
5.00%, 06/01/2028	230,000	241,202
Forsyth County Hospital Authority, 6.38%, 10/01/2028	3,375,000	3,591,888
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	1,500,000	1,103,219
Georgia Local Government, 4.75%, 06/01/2028	55,000	56,409
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,000,000	3,148,217
Homerville Housing Authority, 3.45%, 01/01/2028(a)	1,065,000	1,069,764
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,615,000	1,630,551
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	8,000,000	8,442,951
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	5,000,000	5,371,831
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028)(a)	1,950,000	1,953,411
State of Georgia, 4.00%, 02/01/2031 (Callable 02/02/2026)	375,000	375,460
		32,155,816

	Par	Value
Hawaii - 0.1%
City & County of Honolulu HI, 5.00%, 09/01/2033 (Callable 09/01/2027)	$1,240,000	$1,283,926
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,650,000	2,917,243
Illinois - 3.0%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,984
Chillicothe Park District, 5.50%, 12/01/2029	150,000	163,376
City of Chicago IL
0.00%, 01/01/2027(d)	105,000	101,809
5.00%, 01/01/2027	375,000	383,407
0.00%, 01/01/2028(d)	350,000	329,361
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(d)	2,785,000	2,785,000
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 02/02/2026)	1,150,000	1,150,262
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2026(d)	460,000	447,931
0.00%, 12/01/2028(d)	535,000	491,965
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,114,978
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	305,000	341,052
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,486,745
Illinois Development Finance Authority, 2.45%, 11/15/2039(a)	2,290,000	2,288,006
Illinois Finance Authority
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,860,355
4.00%, 12/01/2039 (Callable 12/01/2028)	650,000	654,823
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	503,125
Illinois Housing Development Authority
3.15%, 02/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,001,293
3.10%, 02/01/2035 (Callable 02/02/2026)	875,000	846,289

The accompanying notes are an integral part of these financial statements.

225

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
3.50%, 08/01/2046 (Callable 02/02/2026)	$320,000	$319,620
4.00%, 08/01/2048 (Callable 08/01/2027)	210,000	210,911
5.25%, 04/01/2053 (Callable 10/01/2032)	3,000,000	3,197,951
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,135,598
Knox & Warren Counties Community Unit School District No 205 Galesburg, 4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	430,264
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	621,495
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	299,135
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)	925,000	1,029,186
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,856,618
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 02/02/2026)	375,000	375,053
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	252,480
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)	1,320,000	1,365,401
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	488,091
Waukegan Park District, 3.13%, 12/15/2028 (Callable 02/02/2026)	390,000	388,343
Westville Area Fire Protection District, 5.00%, 12/01/2044 (Callable 12/01/2034)	200,000	206,408
Will County School District No 122, 0.00%, 10/01/2027(d)	470,000	447,869
		32,700,184
Indiana - 2.9%
Bluffton-Harrison Middle School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2033)	465,000	520,387

	Par	Value
5.00%, 07/15/2037 (Callable 07/15/2033)	$540,000	$594,485
5.00%, 07/15/2039 (Callable 07/15/2033)	350,000	380,958
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,567,182
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/02/2026)	735,000	736,080
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	859,954
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	464,415
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	1,600,000	1,714,580
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	343,320
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	465,178
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	433,402
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	968,064
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	941,377
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,118,511
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	852,746
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	720,000	760,432
Indianapolis Local Public Improvement Bond Bank
5.25%, 02/01/2048 (Callable 08/01/2033)	730,000	769,167
6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,225,036
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,179,489
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,351,549

The accompanying notes are an integral part of these financial statements.

226

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	$800,000	$863,823
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	782,212
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	409,424
Plainfield Redevelopment Authority, 4.00%, 02/01/2040 (Callable 02/01/2035)	325,000	324,707
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	332,654
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	248,148
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	257,919
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	210,321
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	792,027
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,746,751
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	576,460
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,694,395
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,189,740
		31,674,893
Iowa - 1.1%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,148,786
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)	1,680,000	1,788,122
5.00%, 06/01/2043 (Callable 06/01/2032)	1,765,000	1,861,043
4.00%, 06/01/2044 (Callable 06/01/2032)	600,000	574,995
4.00%, 06/01/2045 (Callable 06/01/2032)	500,000	470,588

	Par	Value
Iowa Finance Authority
5.00%, 08/01/2037 (Callable 08/01/2030)	$1,020,000	$1,105,166
4.00%, 07/01/2047 (Callable 07/01/2028)	640,000	645,540
4.00%, 07/01/2047 (Callable 07/01/2027)	145,000	145,340
5.00%, 12/01/2050 (Callable 12/01/2032)(a)	730,000	839,340
5.50%, 07/01/2053 (Callable 01/01/2033)	2,680,000	2,824,332
		12,403,252
Kansas - 0.6%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,009,431
City of Goddard KS, 3.20%, 12/01/2027 (Callable 06/01/2027)	1,895,000	1,893,473
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	62,477
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028)(a)	1,615,000	1,712,836
		6,678,217
Kentucky - 0.8%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 02/02/2026)	2,000,000	1,991,299
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	682,073
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027)(a)	2,000,000	2,012,495
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	2,225,000	2,227,064
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	1,615,000	1,620,265
		8,533,196
Louisiana - 2.9%
Louisiana Housing Corp.
3.20%, 08/01/2029 (Callable 08/01/2028)(a)	1,175,000	1,176,308
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	3,650,000	3,668,237
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	14,065,000	14,213,421
5.50%, 05/15/2032 (Callable 05/15/2026)	12,190,000	12,318,635
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	272,709
		31,649,310

The accompanying notes are an integral part of these financial statements.

227

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - 0.5%
City of Baltimore MD, 5.00%, 07/01/2028	$120,000	$123,430
County of Anne Arundel MD
5.00%, 10/01/2037 (Callable 10/01/2027)	2,785,000	2,871,578
5.00%, 10/01/2041 (Callable 10/01/2029)	1,400,000	1,466,406
County of Cecil MD, 2.75%, 08/01/2039 (Callable 08/01/2029)	230,000	228,487
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	750,000	763,321
		5,453,222
Massachusetts - 0.9%
Commonwealth of Massachusetts, 5.25%, 09/01/2043 (Callable 09/01/2028)	2,000,000	2,072,902
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(d)	1,400,000	1,222,492
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	560,000	562,039
4.00%, 06/01/2049 (Callable 12/01/2028)	280,000	281,603
3.00%, 12/01/2050 (Callable 12/01/2029)	115,000	113,842
Massachusetts State College Building Authority
0.00%, 05/01/2027(d)	695,000	668,426
0.00%, 05/01/2028(d)	5,790,000	5,412,989
		10,334,293
Michigan - 1.8%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	200,000	223,069
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	380,328
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	545,092
5.00%, 05/01/2043 (Callable 05/01/2035)	370,000	399,298
5.00%, 05/01/2044 (Callable 05/01/2035)	440,000	470,914
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	450,098
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 02/02/2026)	1,000,000	1,000,387

	Par	Value
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	$4,700,000	$4,339,197
3.25%, 10/01/2037 (Callable 02/02/2026)	755,000	721,406
4.25%, 12/01/2049 (Callable 06/01/2028)	1,155,000	1,167,405
5.00%, 06/01/2053 (Callable 12/01/2031)	645,000	672,154
5.50%, 06/01/2053 (Callable 12/01/2031)	1,440,000	1,520,932
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,683,387
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,608,023
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	953,856
		20,135,546
Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,478,189	2,801,323
City of Kiester MN, 4.00%, 12/01/2026 (Callable 06/01/2026)	1,190,000	1,194,371
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,866,370
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,382,051
Duluth Independent School District No 709
2.60%, 03/01/2028	1,415,000	1,408,916
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	676,353
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	265,000	267,228
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,329,281
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	55,000	55,080
4.25%, 07/01/2049 (Callable 07/01/2028)	430,000	434,248
6.25%, 07/01/2054 (Callable 01/01/2033)	1,790,000	1,935,946
		13,351,167
Mississippi - 0.4%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	736,635

The accompanying notes are an integral part of these financial statements.

228

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	$495,000	$506,600
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,252,117
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,380,279
		4,875,631
Missouri - 2.6%
Affton School District No 101
5.00%, 03/01/2040 (Callable 03/01/2034)	385,000	421,920
5.00%, 03/01/2041 (Callable 03/01/2034)	365,000	395,840
5.00%, 03/01/2042 (Callable 03/01/2034)	575,000	617,578
Arcadia Valley R-II School District
5.00%, 03/01/2033 (Callable 03/01/2030)	110,000	118,654
5.00%, 03/01/2034 (Callable 03/01/2030)	295,000	316,507
5.00%, 03/01/2036 (Callable 03/01/2030)	325,000	346,301
5.00%, 03/01/2038 (Callable 03/01/2030)	360,000	381,347
5.00%, 03/01/2039 (Callable 03/01/2030)	380,000	402,725
5.00%, 03/01/2040 (Callable 03/01/2030)	395,000	417,304
5.00%, 03/01/2041 (Callable 03/01/2030)	415,000	437,199
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	726,153
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	600,440
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	574,177
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	726,941
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)	250,000	270,399
Jackson County Consolidated School District No 4
4.00%, 03/01/2028 (Callable 03/01/2026)	900,000	900,817
5.75%, 03/01/2044 (Callable 03/01/2035)	750,000	842,536

	Par	Value
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	$1,040,000	$1,112,413
Jefferson County School District No R-VI Festus
5.25%, 04/01/2039 (Callable 04/01/2033)	200,000	220,403
5.25%, 04/01/2040 (Callable 04/01/2033)	175,000	191,254
5.25%, 04/01/2041 (Callable 04/01/2033)	205,000	221,650
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,348,150
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,041,492
Missouri Housing Development Commission, 5.50%, 05/01/2055 (Callable 05/01/2033)	1,920,000	2,062,028
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	903,317
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,092,365
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,164,554
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)	425,000	428,927
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,084,687
Pleasant Hill R-III School District
5.00%, 03/01/2042 (Callable 03/01/2030)	2,120,000	2,193,924
5.00%, 03/01/2043 (Callable 03/01/2030)	2,460,000	2,533,428
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	433,675
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,000,000	1,065,901
Union R-XI School District, 5.00%, 03/01/2041 (Callable 03/01/2032)	1,000,000	1,073,499
Warrensburg School District No R-VI
5.75%, 03/01/2041 (Callable 03/01/2035)	525,000	605,105
5.75%, 03/01/2042 (Callable 03/01/2035)	600,000	683,656
		28,957,266

The accompanying notes are an integral part of these financial statements.

229

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	$2,000,000	$2,147,582
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	421,290
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	200,170
		2,769,042
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	5,000,000	5,332,676
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,134,512
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 02/02/2026)	435,000	439,190
4.00%, 01/01/2034 (Callable 02/02/2026)	2,000,000	2,008,885
4.00%, 01/01/2035 (Callable 02/02/2026)	1,000,000	1,002,916
Nebraska Investment Finance Authority
3.00%, 09/01/2050 (Callable 09/01/2029)	195,000	192,478
3.50%, 09/01/2050 (Callable 03/01/2029)	910,000	907,199
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	20,031
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,033
		12,052,920
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027)(a)	2,000,000	2,006,632
New Jersey - 0.2%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	937,666
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	597,199
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	90,000	90,683
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	555,000	562,610

	Par	Value
2.45%, 10/01/2050 (Callable 04/01/2029)	$525,000	$355,787
		2,543,945
New Mexico - 0.5%
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	685,908
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	677,709
3.95%, 09/01/2040 (Callable 02/02/2026)	800,000	797,688
5.25%, 03/01/2053 (Callable 03/01/2032)	3,300,000	3,478,064
		5,639,369
New York - 2.5%
Empire State Development Corp., 5.00%, 03/15/2041 (Callable 09/15/2029)	1,000,000	1,048,479
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,044,956	3,224,607
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,042,191
5.00%, 11/01/2036 (Callable 11/01/2029)	1,635,000	1,749,424
5.00%, 05/01/2042 (Callable 11/01/2035)	3,500,000	3,793,501
New York State Dormitory Authority
0.00%, 07/01/2028(d)	65,000	60,570
0.00%, 07/01/2029(d)	1,475,000	1,336,985
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,935,803
5.00%, 03/15/2040 (Callable 09/15/2028)	3,000,000	3,114,112
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,525,835
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	300,000	330,605
5.50%, 10/15/2030	390,000	439,703
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 01/23/2026)(a)	2,920,000	2,920,775
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	1,011,447
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	1,335,000	1,339,075
		27,873,112

The accompanying notes are an integral part of these financial statements.

230

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - 2.7%
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	$600,000	$600,196
County of New Hanover NC, 5.00%, 10/01/2027	200,000	208,430
County of Wake NC, 5.13%, 10/01/2026	285,000	290,241
Durham Housing Authority
3.20%, 01/01/2044 (Callable 07/01/2028)(a)	1,000,000	1,001,999
3.15%, 07/01/2059 (Callable 01/01/2028)(a)	2,000,000	2,005,425
Inlivian
2.55%, 05/01/2037	4,584,057	4,040,357
5.00%, 06/01/2043 (Callable 01/23/2026)(a)	2,000,000	2,001,928
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	6,450,000	6,518,411
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,000,000	1,000,260
4.35%, 01/01/2034 (Callable 07/01/2031)	560,000	581,553
4.00%, 07/01/2050 (Callable 07/01/2029)	865,000	869,796
5.75%, 01/01/2054 (Callable 07/01/2032)	3,605,000	3,836,051
3.20%, 07/01/2056 (Callable 01/15/2026)(a)	2,000,000	1,999,872
6.25%, 01/01/2057 (Callable 01/01/2034)	1,000,000	1,139,718
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,532,700
		29,626,937
North Dakota - 0.9%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/23/2026)	3,160,000	3,160,642
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,141,729
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	885,555
4.30%, 07/01/2039 ( Callable 07/01/2033)	1,000,000	1,030,558
3.50%, 07/01/2046 (Callable 01/23/2026)	335,000	334,590
4.00%, 01/01/2050 (Callable 07/01/2028)	625,000	629,795
5.75%, 07/01/2056 (Callable 01/01/2034)	2,000,000	2,210,290
		9,393,159

	Par	Value
Ohio - 4.4%
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	$24,046,000	$26,794,751
EHOVE Joint Vocational School District
5.50%, 12/01/2043 (Callable 06/01/2032)	740,000	800,625
5.50%, 12/01/2044 (Callable 06/01/2032)	400,000	430,113
5.50%, 12/01/2045 (Callable 06/01/2032)	275,000	293,020
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,410,000	3,014,406
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,055,446
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	110,269
5.50%, 09/01/2030	125,000	139,239
5.50%, 03/01/2031	100,000	112,055
5.50%, 09/01/2031	125,000	141,460
5.50%, 03/01/2032	125,000	141,972
5.50%, 09/01/2032	100,000	114,325
5.50%, 03/01/2033	100,000	114,667
5.50%, 09/01/2033	100,000	115,264
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	161,526
3.15%, 01/01/2044 (Callable 01/01/2029)(a)	6,375,000	6,382,556
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	3,000,000	3,002,891
3.50%, 09/01/2046 (Callable 03/01/2026)	235,000	234,593
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,239,530
State of Ohio, 2.75%, 01/01/2052(a)	2,795,000	2,782,685
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	337,826
		48,519,219
Oregon - 0.7%
Oregon Coast Community College District
5.00%, 06/15/2038 (Callable 06/15/2034)	175,000	198,825
5.00%, 06/15/2039 (Callable 06/15/2034)	400,000	451,729
5.00%, 06/15/2040 (Callable 06/15/2034)	365,000	407,313
5.00%, 06/15/2041 (Callable 06/15/2034)	350,000	386,463
5.00%, 06/15/2043 (Callable 06/15/2034)	400,000	432,475

The accompanying notes are an integral part of these financial statements.

231

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Portland Community College District, 5.00%, 06/15/2038 (Callable 06/15/2033)	$1,000,000	$1,123,259
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)	1,800,000	1,831,190
4.00%, 12/01/2048 (Callable 12/01/2026)	260,000	260,497
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	1,006,152
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	785,820
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	943,152
		7,826,875
Pennsylvania - 1.3%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,501,804
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	5,000,000	4,644,694
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051 (Callable 10/01/2029)	875,000	873,711
5.50%, 10/01/2053	1,720,000	1,810,960
5.75%, 10/01/2053 (Callable 10/01/2032)	1,010,000	1,073,232
Philadelphia Authority for Industrial Development, 5.25%, 12/01/2047 (Callable 12/01/2026)(b)	2,000,000	2,041,898
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026(d)	890,000	873,855
0.00%, 09/01/2027(d)	1,110,000	1,060,093
0.00%, 09/01/2028(d)	370,000	344,004
		14,224,251
Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,585,000	3,650,103
6.00%, 08/01/2026	1,825,000	1,858,142
6.00%, 08/01/2026	1,710,000	1,741,053
6.00%, 08/01/2026	1,440,000	1,466,150
5.50%, 08/01/2027	7,965,000	8,304,420
5.50%, 08/01/2027	400,000	417,046
		17,436,914
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,111,595

	Par	Value
5.25%, 05/15/2041 (Callable 05/15/2034)	$1,455,000	$1,595,411
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,173,304
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	595,000	593,305
		5,473,615
South Carolina - 2.8%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	5,680,000	6,110,152
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026)(b)(c)	7,500,000	7,594,397
5.00%, 08/15/2041 (Callable 08/15/2026)(b)(c)	4,165,000	4,217,422
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	11,325,000	12,848,223
		30,770,194
South Dakota - 0.5%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,091,184
Mc Cook Central School District 43-7, 3.00%, 08/01/2029 (Callable 02/02/2026)	520,000	518,406
South Dakota Housing Development Authority, 6.25%, 05/01/2056 (Callable 11/01/2033)	3,000,000	3,419,380
		5,028,970
Tennessee - 2.4%
Knoxville’s Community Development Corp., 3.15%, 05/01/2046 (Callable 05/01/2028)(a)	3,970,000	3,979,897
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.88%, 11/01/2028	910,000	943,773
3.85%, 02/01/2048(a)	1,000,000	1,000,430
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	1,350,000	1,354,950
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	1,625,000	1,604,202
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	2,500,000	2,733,362

The accompanying notes are an integral part of these financial statements.

232

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Tennessee Housing Development Agency
1.75%, 07/01/2028	$350,000	$334,121
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	511,612
3.85%, 01/01/2035 (Callable 01/23/2026)	230,000	230,021
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	342,990
4.00%, 01/01/2043 (Callable 07/01/2027)	280,000	280,436
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,754,018
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,313,676
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	638,616
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,495,209
3.00%, 01/01/2051 (Callable 01/01/2030)	730,000	722,052
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2027)	500,000	505,937
Town of Collierville TN, 3.50%, 01/01/2032 (Callable 02/02/2026)	435,000	435,132
		26,180,434
Texas - 26.0%(e)
Aldine Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2034)	240,000	264,997
Alto Independent School District, 2.00%, 02/15/2035 (Callable 02/15/2029)	645,000	622,134
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	855,846
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	831,756
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	1,058,749
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	477,503
5.00%, 08/15/2033 (Callable 08/15/2030)	1,770,000	1,888,079
5.00%, 08/15/2033	150,000	171,312
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	196,327
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	483,267
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	453,436
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,031,571

	Par	Value
4.00%, 08/15/2036 (Callable 08/15/2030)	$510,000	$523,670
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	197,748
5.00%, 08/15/2036 (Callable 08/15/2035)	500,000	560,125
5.00%, 08/15/2037 (Callable 08/15/2032)	1,610,000	1,757,397
5.00%, 08/15/2037 (Callable 08/15/2035)	500,000	557,288
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	559,384
4.00%, 08/15/2039 (Callable 02/02/2026)	495,000	495,021
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	115,989
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	251,227
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	252,789
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	216,282
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	495,156
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	188,348
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	344,002
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,864,882
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	369,689
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,079,081
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	802,412
Boerne Independent School District, 3.85%, 12/01/2043(a)	940,000	960,178
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)	200,000	202,656
4.00%, 03/01/2041 (Callable 03/01/2030)	65,000	64,941
4.00%, 03/01/2042 (Callable 03/01/2030)	750,000	733,736
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,628,627
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,735,557
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,792,607
City of Houston TX
5.50%, 12/01/2029	13,480,000	14,411,682

The accompanying notes are an integral part of these financial statements.

233

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.75%, 12/01/2032	$24,965,000	$29,916,281
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026(d)	1,050,000	1,022,451
0.00%, 12/01/2027(d)	265,000	250,694
0.00%, 12/01/2028(d)	4,620,000	4,248,368
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 02/02/2026)	2,205,000	2,206,869
City of Sugar Land TX
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	534,217
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	527,313
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	295,000	316,668
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	170,702
4.00%, 08/15/2033 (Callable 08/15/2026)	1,200,000	1,204,342
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	168,675
5.00%, 08/15/2037 (Callable 08/15/2028)	3,185,000	3,296,621
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	391,395
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	799,088
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	492,781
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	241,188
4.00%, 02/15/2055(a)	3,500,000	3,655,360
Corpus Christi Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	250,000	276,821
County of Bexar TX
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,167,577
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,633,410
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	254,490
County of Johnson TX
5.00%, 02/15/2037 (Callable 02/15/2035)	420,000	472,141
5.00%, 02/15/2038 (Callable 02/15/2035)	550,000	613,264
Crandall Independent School District, 5.00%, 08/15/2036 (Callable 02/15/2026)	1,005,000	1,007,669

	Par	Value
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)	$220,000	$236,581
5.00%, 08/15/2035 (Callable 08/15/2028)	200,000	210,329
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,262,946
Dallas Independent School District, 4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,157,636
Decatur Hospital Authority
4.00%, 09/01/2029	400,000	407,317
5.75%, 09/01/2029	240,000	253,445
4.00%, 09/01/2034 (Callable 09/01/2031)	2,441,000	2,541,263
Denton Independent School District
4.00%, 08/15/2055(a)	1,000,000	1,058,025
4.00%, 08/15/2055(a)	1,000,000	1,033,114
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 02/02/2026)	675,000	631,909
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,553,058
Flour Bluff Independent School District, 5.00%, 08/15/2038 (Callable 02/15/2035)	1,675,000	1,878,677
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	4,500,000	4,583,649
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	2,924,413	2,851,323
Frisco Independent School District, 4.00%, 08/15/2033 (Callable 02/15/2026)	1,000,000	1,001,599
Garland Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2033)	490,000	542,808
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	572,567
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	4,500,000	4,608,677
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	316,216
5.80%, 10/01/2046 (Callable 10/01/2028)	1,000,000	1,052,531
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	841,395
Gregory-Portland Independent School District/TX, 5.00%, 02/15/2038 (Callable 02/15/2032)	2,890,000	3,169,468

The accompanying notes are an integral part of these financial statements.

234

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	$4,540,000	$4,653,638
5.75%, 07/01/2027	1,575,000	1,608,625
6.25%, 07/01/2027	3,425,000	3,527,675
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	52,611
Harris County-Houston Sports Authority
0.00%, 11/15/2030(d)	2,150,000	1,860,504
0.00%, 11/15/2030(d)	85,000	73,555
0.00%, 11/15/2039 (Callable 11/15/2031)(d)	25,000	12,790
0.00%, 11/15/2040 (Callable 11/15/2031)(d)	25,000	12,013
0.00%, 11/15/2041 (Callable 11/15/2031)(d)	575,000	259,455
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 02/02/2026)	1,030,000	1,031,583
5.00%, 02/15/2034 (Callable 02/02/2026)	1,795,000	1,797,203
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	690,206
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,821,763
La Pryor Independent School District, 5.00%, 02/15/2032	75,000	84,344
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026)(d)	14,815,000	7,057,613
Lower Colorado River Authority, 4.75%, 01/01/2028	65,000	66,199
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,027,823
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)(d)	3,530,000	2,536,064
0.00%, 09/15/2034 (Callable 09/15/2027)(d)	1,295,000	881,825
0.00%, 09/15/2035 (Callable 09/15/2027)(d)	2,865,000	1,846,596
0.00%, 09/15/2036 (Callable 09/15/2027)(d)	1,580,000	964,577
0.00%, 09/15/2037 (Callable 09/15/2027)(d)	110,000	63,582
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	287,494

	Par	Value
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	$1,150,000	$1,185,575
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,216,503
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	101,896
North Texas Tollway Authority
0.00%, 01/01/2036(d)	1,525,000	1,086,577
0.00%, 01/01/2037(d)	4,600,000	3,127,980
0.00%, 09/01/2037 (Callable 09/01/2031)(d)	11,760,000	6,349,164
0.00%, 09/01/2043 (Callable 09/01/2031)(d)	35,505,000	12,217,299
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	10,156,959
6.75%, 09/01/2045 (Callable 09/01/2031)	18,135,000	21,997,432
Northside Independent School District, 2.00%, 06/01/2052(a)	2,470,000	2,428,403
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 02/02/2026)	340,000	340,181
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,001,185
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,008,151
Plains Independent School District
5.00%, 08/15/2033 (Callable 08/15/2030)	490,000	533,039
5.00%, 08/15/2035 (Callable 08/15/2030)	285,000	307,476
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	686,517
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	829,879
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	585,945
5.00%, 02/15/2043 (Callable 02/02/2026)	625,000	625,296
PSC/TX, 3.75%, 12/01/2040	4,390,000	4,397,323
San Angelo Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)	5,600,000	6,394,328
San Antonio Public Facilities Corp., 4.00%, 09/15/2042 (Callable 02/02/2026)	50,000	47,570
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,511,709

The accompanying notes are an integral part of these financial statements.

235

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
State of Texas, 5.00%, 04/01/2041 (Callable 04/01/2026)	$2,000,000	$2,003,976
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,320,000	1,460,720
Texarkana Independent School District, 4.00%, 02/15/2053(a)	1,800,000	1,813,243
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	461,257
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,810,308
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,446,965
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	150,826
5.50%, 09/01/2053 (Callable 03/01/2033)	1,665,000	1,756,886
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	4,003,636
5.00%, 10/15/2042 (Callable 10/15/2027)	2,000,000	2,038,786
4.88%, 10/15/2048 (Callable 10/15/2033)	2,000,000	2,052,500
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 02/02/2026)	335,000	335,180
Venus Independent School District
5.00%, 08/15/2035	325,000	376,831
5.00%, 08/15/2036 (Callable 08/15/2035)	330,000	377,798
5.25%, 08/15/2037 (Callable 08/15/2035)	470,000	545,796
5.25%, 08/15/2038 (Callable 08/15/2035)	370,000	426,894
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	706,091
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	984,408
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,101,336
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	574,577
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,038,085
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,223,083

	Par	Value
Willis Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	$1,410,000	$1,589,208
Wink-Loving Independent School District
5.00%, 02/15/2034 (Callable 08/15/2026)	4,000,000	4,059,933
5.00%, 02/15/2035 (Callable 08/15/2026)	4,500,000	4,565,558
		285,386,375
Utah - 1.3%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026)(a)	2,875,000	2,912,555
Davis School District, 3.50%, 06/01/2034 (Callable 02/02/2026)	2,000,000	2,000,280
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	385,091
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	501,665
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 02/02/2026)	2,040,000	2,040,141
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	3,000,000	3,003,921
6.00%, 07/01/2053 (Callable 01/01/2032)	2,175,000	2,333,463
6.00%, 07/01/2054 (Callable 01/01/2033)	330,000	362,877
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	558,384
		14,098,377
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 02/02/2026)	1,255,000	1,255,087
4.00%, 11/01/2048 (Callable 05/01/2027)	95,000	95,176
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,650,130
		3,000,393
Virginia - 2.1%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	2,415,000	2,430,186
Danville Industrial Development Authority, 5.25%, 10/01/2028	110,000	114,094
Fairfax County Water Authority, 5.00%, 04/01/2043 (Callable 04/01/2027)	1,700,000	1,724,163

The accompanying notes are an integral part of these financial statements.

236

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	$15,000,000	$15,909,535
Virginia Resources Authority
0.00%, 11/01/2027(d)	520,000	494,416
4.00%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,513,043
5.00%, 11/01/2045 (Callable 02/02/2026)	1,000,000	1,000,309
		23,185,746
Washington - 2.0%
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,354,202
County of King WA, 5.00%, 12/01/2042 (Callable 12/01/2034)	385,000	421,988
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,502,744
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,553,107
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,306,852
Orchard Prairie School District No 123
5.50%, 12/01/2045 (Callable 06/01/2035)	720,000	784,228
5.50%, 12/01/2050 (Callable 06/01/2035)	325,000	349,773
State of Washington, 4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	953,057
Washington Health Care Facilities Authority, 5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	507,366
Washington State Housing Finance Commission
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,470,942
4.00%, 06/01/2049 (Callable 06/01/2028)	250,000	251,302
		21,455,561
Wisconsin - 4.9%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	646,723
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	432,356
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,359,806
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 02/02/2026)	820,000	820,410
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,948,006

	Par	Value
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)	$110,000	$113,021
Menominee Indian School District/WI, 4.00%, 03/01/2033 (Callable 03/01/2030)	2,385,000	2,509,144
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	580,000	595,124
0.00%, 12/15/2027(d)	1,185,000	1,120,844
0.00%, 12/15/2028(d)	1,000,000	919,869
0.00%, 12/15/2029(d)	1,170,000	1,046,909
St Croix Falls School District, 2.00%, 04/01/2040 (Callable 04/01/2028)	660,000	646,189
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,008,168
5.00%, 05/01/2038 (Callable 05/01/2028)	1,000,000	1,042,454
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	3,070,252
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2038 (Callable 06/01/2029)	1,500,000	1,591,100
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	288,128
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,429,819
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,519,968
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	675,012
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,470,978
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,490,987
0.00%, 12/15/2034 (Callable 12/15/2030)(d)	1,810,000	1,341,768
0.00%, 12/15/2038 (Callable 12/15/2030)(d)	1,000,000	604,776
0.00%, 12/15/2060 (Callable 12/15/2030)(d)	32,275,000	8,453,026
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	72,528
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	922,126
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	183,851
4.00%, 04/01/2039 (Callable 04/01/2027)	2,500,000	2,494,615
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,019,988
4.00%, 11/15/2046 (Callable 05/15/2026)	1,705,000	1,713,980
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,477,743

The accompanying notes are an integral part of these financial statements.

237

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
2.05%, 03/01/2032 (Callable 09/01/2030)	$635,000	$577,988
2.10%, 09/01/2032 (Callable 09/01/2030)	600,000	539,605
3.50%, 09/01/2046 (Callable 02/02/2026)	135,000	134,813
4.00%, 03/01/2048 (Callable 03/01/2027)	370,000	370,584
4.00%, 03/01/2048 (Callable 03/01/2027)	160,000	160,293
4.25%, 03/01/2049 (Callable 09/01/2028)	690,000	697,184
6.00%, 03/01/2054 (Callable 09/01/2032)	1,460,000	1,600,240
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	444,769
		53,555,144
Wyoming - 0.1%
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	665,000	668,479
TOTAL MUNICIPAL BONDS (Cost $1,067,907,085)		1,070,271,813
U.S. TREASURY SECURITIES - 1.3%
United States Treasury Note/Bond, 3.75%, 08/15/2027	15,000,000	15,063,282
TOTAL U.S. TREASURY SECURITIES (Cost $14,928,516)		15,063,282

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.09%(f)	958,654	958,654
TOTAL MONEY MARKET FUNDS (Cost $958,654)		958,654
TOTAL INVESTMENTS - 98.9% (Cost $1,083,794,255)		$1,086,293,749
Other Assets in Excess of Liabilities - 1.1%		11,655,559
TOTAL NET ASSETS - 100.0%		$1,097,949,308

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $14,860,240 or 1.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

238

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Quality Intermediate Municipal Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,070,271,813	$—	$1,070,271,813
U.S. Treasury Securities	—	15,063,282	—	15,063,282
Money Market Funds	958,654	—	—	958,654
Total Investments	$958,654	$1,085,335,095	$—	$1,086,293,749

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

239

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 97.6%
Alabama - 3.9%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$314,844
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	542,570
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2042 (Callable 07/01/2032)	9,250,000	9,785,422
Alabama Housing Finance Authority
3.13%, 03/01/2029 (Callable 03/01/2028)(a)	2,600,000	2,602,080
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	9,000,000	9,012,990
5.75%, 04/01/2055 (Callable 04/01/2033)	1,915,000	2,083,673
Alabama State University
5.00%, 09/01/2030	600,000	659,523
5.00%, 09/01/2031	840,000	938,239
5.00%, 09/01/2032	1,035,000	1,167,733
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	369,093
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	508,529
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	637,936
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	900,680
Black Belt Energy Gas District
5.00%, 06/01/2026	250,000	251,840
4.00%, 12/01/2026	795,000	801,664
5.00%, 12/01/2026	400,000	406,602
5.25%, 08/01/2027(b)	1,000,000	1,012,508
5.25%, 08/01/2028(b)	1,250,000	1,275,722
5.25%, 08/01/2029(b)	1,400,000	1,437,173
5.25%, 08/01/2030(b)	1,600,000	1,649,798
5.25%, 08/01/2031(b)	2,010,000	2,080,365
5.25%, 08/01/2032(b)	1,905,000	1,980,488
5.00%, 05/01/2053(a)	11,500,000	12,050,298
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	2,000,000	2,099,463
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	10,000,000	10,734,014
5.50%, 11/01/2056 (Callable 05/01/2034)(a)(b)	3,500,000	3,709,269
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 02/02/2026)	205,000	197,903

	Par	Value
City of Gadsden AL
5.00%, 10/01/2039 (Callable 10/01/2035)	$625,000	$697,295
5.00%, 10/01/2040 (Callable 10/01/2035)	475,000	523,925
5.00%, 09/30/2041 (Callable 10/01/2035)	450,000	490,783
5.00%, 10/01/2043 (Callable 10/01/2035)	740,000	789,517
5.00%, 10/01/2044 (Callable 10/01/2035)	685,000	724,595
County of Elmore AL
4.00%, 05/01/2026	400,000	401,134
5.25%, 08/01/2031	200,000	222,925
5.25%, 08/01/2032	200,000	225,836
5.25%, 08/01/2033	200,000	228,156
5.25%, 08/01/2034	200,000	230,128
5.25%, 08/01/2035	200,000	231,488
5.25%, 08/01/2037 (Callable 08/01/2035)	200,000	227,466
5.25%, 08/01/2040 (Callable 08/01/2035)	750,000	830,323
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,616,910
5.25%, 08/01/2042 (Callable 08/01/2035)	1,120,000	1,217,263
5.50%, 08/01/2045 (Callable 08/01/2035)	500,000	541,166
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,022,584
5.15%, 08/01/2050 (Callable 08/01/2035)	1,000,000	1,029,118
5.25%, 08/01/2055 (Callable 08/01/2035)	1,000,000	1,042,135
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	585,489
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2039 (Callable 10/01/2033)	625,000	678,804
5.25%, 10/01/2042 (Callable 10/01/2033)	6,250,000	6,721,489
5.25%, 10/01/2049 (Callable 10/01/2033)	5,000,000	5,163,866
Elmore County Public Building Authority
5.25%, 08/01/2035	165,000	191,007
5.25%, 08/01/2037 (Callable 08/01/2035)	360,000	409,501
5.25%, 08/01/2040 (Callable 08/01/2035)	650,000	719,723
5.25%, 08/01/2042 (Callable 08/01/2035)	675,000	730,953
5.50%, 08/01/2045 (Callable 08/01/2035)	615,000	660,764

The accompanying notes are an integral part of these financial statements.

240

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alabama - (Continued)
Energy Southeast A Cooperative District
5.00%, 06/01/2030	$1,605,000	$1,708,878
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,721,603
Fort Payne Waterworks Board
5.00%, 07/01/2037 (Callable 07/01/2034)	290,000	329,217
5.00%, 07/01/2038 (Callable 07/01/2034)	250,000	281,962
5.00%, 07/01/2039 (Callable 07/01/2034)	285,000	319,474
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,335,000	5,760,577
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	779,427
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	251,595
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	13,000,000	13,041,857
Jacksonville Public Educational Building Authority, 5.13%, 08/01/2044 (Callable 08/01/2034)	2,725,000	2,855,224
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,706,565
Limestone County Water & Sewer Authority, 5.00%, 12/01/2041 (Callable 12/01/2034)	330,000	358,862
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	14,000,000	14,798,505
Madison Water & Wastewater Board, 4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	540,879
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	777,598
Southeast Alabama Gas Supply District, 5.00%, 04/01/2028	2,265,000	2,360,542
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2029	8,250,000	8,819,486
5.00%, 10/01/2030 (Callable 07/01/2030)	23,400,000	25,139,668
5.00%, 09/01/2035 (Callable 06/01/2035)	9,250,000	10,035,419
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	7,000,000	7,503,991

	Par	Value
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	$2,750,000	$2,907,784
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	11,990,000	12,633,605
State of Alabama Docks Department, 5.00%, 10/01/2030 (Callable 10/01/2027)(c)	3,160,000	3,243,656
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,610,000	1,629,847
		219,870,983
Alaska - 0.2%
Alaska Housing Finance Corp., 5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,834,161
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,809,231
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,607,343
Alaska Municipal Bond Bank Authority
5.00%, 02/01/2031 (Callable 02/01/2028)(c)	565,000	583,880
5.00%, 12/01/2033(c)	2,270,000	2,481,769
		13,316,384
Arizona - 1.8%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,629,279
Arizona Industrial Development Authority
3.55%, 07/15/2029 (Callable 07/15/2027)	690,000	676,943
1.79%, 09/01/2030(a)(b)(d)	2,756,296	2,684,471
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	525,724
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	555,782
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	206,169
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	585,617
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	341,772
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	228,206
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	467,653
5.00%, 11/01/2035 (Callable 11/01/2032)	1,875,000	2,036,874
6.00%, 07/01/2037 (Callable 07/01/2027)(b)	4,510,000	4,638,705

The accompanying notes are an integral part of these financial statements.

241

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
5.00%, 03/01/2045 (Callable 05/01/2026)(a)	$1,000,000	$1,006,624
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,534,424
5.00%, 02/01/2058 (Callable 09/01/2026)(a)	6,265,000	6,339,521
4.88%, 07/01/2060 (Callable 07/01/2030)(a)(b)	1,235,000	1,229,972
Chandler Industrial Development Authority
4.00%, 06/01/2049 (Callable 02/01/2029)(a)(c)	4,635,000	4,698,950
5.00%, 09/01/2052 (Callable 03/05/2027)(a)(c)	3,000,000	3,057,132
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2026)	5,000,000	5,048,921
5.00%, 07/01/2036 (Callable 07/01/2027)	400,000	410,328
5.00%, 07/01/2037 (Callable 07/01/2027)	1,900,000	1,945,803
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,657,635
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	139,437
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	138,374
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	137,393
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	130,679
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	81,205
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	107,373
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	106,426
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	132,107
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	196,307
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	257,414
Gilbert Water Resource Municipal Property Corp., 4.00%, 07/01/2031 (Callable 07/01/2026)	2,165,000	2,178,747
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2033	1,450,000	1,648,250
5.00%, 10/15/2034	1,520,000	1,741,546
5.00%, 10/15/2044 (Callable 10/15/2034)	11,270,000	11,796,059

	Par	Value
4.00%, 10/01/2047 (Callable 10/01/2026)	$90,000	$76,469
3.10%, 02/01/2059 (Callable 08/01/2027)(a)	6,010,000	6,028,004
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	395,000	397,576
4.80%, 07/01/2049 (Callable 07/01/2033)	795,000	798,401
La Paz County Industrial Development Authority, 5.00%, 02/15/2026(b)	140,000	140,171
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	784,995
5.00%, 07/01/2037 (Callable 07/01/2027)	1,250,000	1,269,865
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,865,233
5.00%, 01/01/2038 (Callable 01/01/2027)	4,995,000	5,077,979
5.00%, 09/01/2042 (Callable 09/01/2028)	1,000,000	1,020,669
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,448,992
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038(a)	4,735,000	4,812,420
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2045 (Callable 01/01/2031)	1,810,000	1,885,478
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,675,221
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	470,000	474,086
4.85%, 07/01/2048 (Callable 07/01/2032)	660,000	669,702
4.75%, 07/01/2049 (Callable 07/01/2033)	240,000	241,783
4.80%, 07/01/2054 (Callable 07/01/2033)	965,000	960,910
		98,925,776
Arkansas - 0.9%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,236,104
Arkansas Development Finance Authority
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,325,156
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,315,333

The accompanying notes are an integral part of these financial statements.

242

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
5.00%, 02/01/2034 (Callable 02/01/2031)	$1,500,000	$1,569,021
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	450,133
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	276,710
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	436,596
3.77%, 09/01/2044 (Callable 02/02/2026)(a)	4,819,000	4,819,000
6.88%, 07/01/2048 (Callable 07/01/2028)(b)(c)	1,000,000	1,074,669
5.00%, 07/01/2054 (Callable 07/01/2033)	2,675,000	2,805,224
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 02/02/2026)	1,025,000	1,025,733
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	259,395
4.25%, 10/01/2054 (Callable 10/01/2029)	960,000	911,201
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 02/02/2026)	780,000	779,984
3.00%, 12/01/2029 (Callable 02/02/2026)	505,000	505,016
3.00%, 12/01/2030 (Callable 02/02/2026)	630,000	630,060
City of Batesville AR Sales & Use Tax 4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	880,339
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,176,053
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,319,862
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,291,238
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2026)	35,000	35,000
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	266,751
5.00%, 10/01/2035 (Callable 10/01/2028)	5,865,000	6,107,036
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 02/02/2026)	685,000	668,215
City of Hope AR Sales & Use Tax Revenue, 4.25%, 06/01/2048 (Callable 06/01/2032)	1,655,000	1,650,590

	Par	Value
City of Hot Springs AR Wastewater Revenue, 4.13%, 12/01/2045 (Callable 06/01/2030)	$755,000	$734,536
City of Jonesboro AR, 4.00%, 08/01/2035 (Callable 02/01/2031)	275,000	283,381
City of Maumelle AR
4.00%, 08/01/2028 (Callable 02/02/2026)	315,000	315,179
4.00%, 08/01/2029 (Callable 02/02/2026)	700,000	700,414
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 02/02/2026)	65,000	65,031
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,231,915
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	345,000	337,562
City of Rogers AR Sales & Use Tax Revenue
5.00%, 11/01/2031 (Callable 11/01/2026)	2,500,000	2,539,651
5.00%, 11/01/2035 (Callable 11/01/2026)	1,000,000	1,011,909
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	254,860
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031)	225,000	249,064
5.00%, 12/01/2033 (Callable 12/01/2031)	200,000	219,761
5.00%, 12/01/2034 (Callable 12/01/2031)	200,000	218,463
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,489,233
4.00%, 12/01/2044 (Callable 12/01/2031)	1,000,000	957,538
4.25%, 12/01/2049 (Callable 12/01/2031)	1,000,000	950,210
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	363,127
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	2,725,000	2,743,933
Jonesboro City Water & Light Plant, 4.00%, 06/01/2043 (Callable 12/01/2032)	2,500,000	2,461,193
University of Central Arkansas
4.00%, 11/01/2027 (Callable 01/23/2026)	340,000	340,178
4.00%, 11/01/2028 (Callable 01/23/2026)	250,000	250,060
		52,531,617

The accompanying notes are an integral part of these financial statements.

243

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - 4.1%
Acalanes Union High School District
5.65%, 08/01/2028	$110,000	$115,161
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	390,437
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	505,881
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)(e)	505,000	614,008
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2038 (Callable 10/01/2027)	1,190,000	1,229,025
Antelope Valley Community College District
0.00%, 08/01/2029(e)	650,000	587,495
0.00%, 08/01/2031(e)	1,000,000	850,354
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	216,331
California Community Choice Financing Authority
5.00%, 05/01/2028	1,660,000	1,731,040
5.00%, 11/01/2028	1,885,000	1,982,761
5.00%, 11/01/2033 (Callable 08/01/2033)	9,345,000	10,158,883
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	5,800,000	6,162,740
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	10,500,000	11,490,316
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	265,468
5.00%, 06/01/2030	260,000	287,108
5.00%, 06/01/2031	265,000	298,095
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	327,625
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	245,962
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	261,140
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	279,834
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	390,102
California Health Facilities Financing Authority
3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,851,314
5.00%, 12/01/2032 (Callable 09/01/2032)	7,350,000	8,159,785
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(b)	3,750,000	3,810,109

	Par	Value
3.75%, 03/25/2035	$4,230,463	$4,283,447
5.00%, 05/01/2054 (Callable 09/01/2026)(a)	4,600,000	4,655,541
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,500,000	1,500,765
California Infrastructure & Economic Development Bank, 4.02% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 01/23/2026)	250,000	249,635
California Municipal Finance Authority
5.00%, 05/15/2031	470,000	517,909
5.00%, 08/01/2035 (Callable 08/01/2026)	1,715,000	1,733,366
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,047,099
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	177,919
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	338,105
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	351,283
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	239,440
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	383,590
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	928,714
California Public Finance Authority
5.88%, 06/01/2039 (Callable 06/01/2031)(b)	2,685,000	2,720,751
6.50%, 06/01/2054 (Callable 06/01/2031)(b)	4,955,000	4,846,849
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	494,199
California Statewide Communities Development Authority
5.00%, 11/15/2031 (Callable 11/15/2029)	280,000	304,769
5.00%, 11/15/2033 (Callable 11/15/2029)	360,000	389,355
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	376,707
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	428,570
4.25%, 09/01/2067 (Callable 09/01/2034)(a)	3,065,000	3,183,205
City of Los Angeles Department of Airports
5.00%, 05/15/2034 (Callable 05/15/2029)(c)	4,230,000	4,472,705
5.00%, 05/15/2038 (Callable 05/15/2029)(c)	3,000,000	3,131,687

The accompanying notes are an integral part of these financial statements.

244

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	$1,295,000	$1,379,600
City of San Jose CA, 4.05%, 09/01/2035	1,060,000	1,095,028
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,372,010
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)(e)	990,000	847,221
Compton Community College District, 0.00%, 08/01/2034(e)	450,000	345,637
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,444,735
County of Santa Barbara CA
5.25%, 12/01/2033 (Callable 12/01/2028)(c)	4,550,000	4,794,963
5.00%, 12/01/2037 (Callable 12/01/2028)(c)	3,000,000	3,117,030
Denair Unified School District, 6.50%, 08/01/2031	130,000	149,979
Escondido Union High School District, 0.00%, 08/01/2035(e)	500,000	370,881
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	6,933,025	6,390,169
2.25%, 09/25/2037	7,755,686	6,563,059
3.16%, 12/25/2038(a)	3,463,263	3,057,142
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 01/23/2026)(a)	5,725,000	5,727,336
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,750,799
Hayward Unified School District, 0.00%, 08/01/2034(e)	500,000	385,341
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	505,918
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,099,088
Inglewood Unified School District
5.00%, 08/01/2026	3,000,000	3,043,380
5.00%, 08/01/2031	1,000,000	1,134,677
5.00%, 08/01/2033	1,250,000	1,459,804
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	275,000	279,289

	Par	Value
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	$50,000	$53,770
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,100,000	1,100,521
Los Angeles Department of Water & Power
5.00%, 07/01/2033 (Callable 07/01/2031)	3,095,000	3,424,803
5.00%, 07/01/2033 (Callable 01/01/2027)	870,000	887,834
5.00%, 07/01/2034 (Callable 01/01/2027)	1,640,000	1,672,334
5.00%, 07/01/2034 (Callable 02/02/2026)	1,295,000	1,296,824
5.00%, 07/01/2036 (Callable 07/01/2027)	1,780,000	1,826,484
5.00%, 07/01/2037 (Callable 07/01/2028)	1,995,000	2,078,292
5.00%, 07/01/2038 (Callable 01/01/2028)	1,465,000	1,512,644
5.00%, 07/01/2038 (Callable 01/01/2035)	1,000,000	1,136,084
5.00%, 07/01/2039 (Callable 01/01/2027)	350,000	355,011
5.00%, 07/01/2042 (Callable 01/01/2035)	500,000	543,727
5.00%, 07/01/2043 (Callable 01/01/2035)	1,000,000	1,076,802
5.25%, 07/01/2045 (Callable 01/01/2035)	1,000,000	1,076,891
5.00%, 07/01/2049 (Callable 07/01/2029)	800,000	807,033
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2030 (Callable 01/01/2026)	200,000	200,000
5.00%, 07/01/2032 (Callable 01/01/2026)	555,000	555,000
5.00%, 07/01/2035 (Callable 01/01/2026)	1,500,000	1,500,000
5.00%, 07/01/2037 (Callable 07/01/2030)	980,000	1,052,667
Los Angeles Unified School District/CA
5.25%, 07/01/2042 (Callable 01/01/2028)	6,500,000	6,759,513
5.25%, 07/01/2042 (Callable 01/01/2028)	5,000,000	5,194,705
Mayers Memorial Hospital District
0.00%, 08/01/2027(e)	260,000	242,912
0.00%, 08/01/2028(e)	290,000	259,883
Moorpark Unified School District, 0.00%, 08/01/2036 (Callable 08/01/2032)(e)	175,000	190,882

The accompanying notes are an integral part of these financial statements.

245

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	$1,140,000	$1,241,528
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	551,640
Mt San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)(e)	2,145,000	2,182,729
Norman Y Mineta San Jose International Airport SJC, 5.00%, 03/01/2035 (Callable 03/01/2027)(c)	3,500,000	3,554,661
Palmdale Elementary School District, 0.00%, 08/01/2028(e)	585,000	542,986
Palomar Community College District, 6.20%, 08/01/2039 (Callable 08/01/2035)	1,080,000	1,362,213
Paradise Unified School District
5.00%, 05/01/2037 (Callable 05/01/2030)	1,000,000	1,044,285
5.25%, 05/01/2044 (Callable 05/01/2029)	1,250,000	1,272,910
Perris Union High School District/CA, 3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	763,491
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,500,000	1,871,879
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	205,886
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,013,178
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,473,740
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,530,317
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	664,644
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,255,266
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	852,322
Rocklin Unified School District, 0.00%, 08/01/2026(e)	5,365,000	5,282,369
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)	2,120,000	2,239,140
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2041 (Callable 05/01/2026)(c)	2,500,000	2,505,794

	Par	Value
San Jacinto Unified School District, 3.00%, 09/01/2028	$165,000	$165,595
San Luis Obispo County Financing Authority, 5.00%, 09/01/2037 (Callable 01/23/2026)	1,000,000	1,000,635
San Marcos Schools Financing Authority, 5.00%, 08/15/2037 (Callable 08/15/2027)	1,400,000	1,439,934
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)(e)	6,615,000	7,200,344
Santa Ana Unified School District, 0.00%, 08/01/2033(e)	5,000,000	3,705,286
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	600,000	588,204
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031(e)	370,000	320,928
Southern Kern Unified School District, 0.00%, 11/01/2034(e)	425,000	322,130
Tender Option Bond Trust Receipts/Certificates, 1.45%, 04/01/2043 (Callable 01/08/2026)(a)(b)	2,180,000	2,180,000
University of California, 5.00%, 05/15/2041 (Callable 05/15/2026)	7,850,000	7,872,479
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	258,062
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	307,339
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	281,627
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	405,601
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,473,280
West Hills Community College District School Facilities Improvement District 2, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	51,741
Woodlake Union High School District, 0.00%, 08/01/2033(e)	1,650,000	1,198,073
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028(e)	560,000	510,814
		232,777,336
Colorado - 3.3%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.25%, 12/01/2043 (Callable 06/01/2033)	650,000	699,685

The accompanying notes are an integral part of these financial statements.

246

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.25%, 12/01/2045 (Callable 06/01/2033)	$1,350,000	$1,433,478
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2040 (Callable 02/02/2026)	1,105,000	1,105,012
Adams County School District No 14, 5.50%, 12/01/2043 (Callable 12/01/2034)	3,665,000	4,109,508
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2037 (Callable 12/01/2028)	4,000,000	4,264,678
5.50%, 12/01/2038 (Callable 12/01/2028)	2,000,000	2,126,943
5.50%, 12/01/2043 (Callable 12/01/2028)	3,370,000	3,546,719
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	617,005
5.88%, 10/01/2026	1,240,000	1,269,167
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	598,048
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	542,041
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	540,100
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2032	475,000	531,008
5.00%, 12/01/2033	270,000	303,221
5.00%, 12/01/2034	340,000	384,576
5.00%, 12/01/2035 (Callable 12/01/2034)	535,000	605,490
5.00%, 12/01/2036 (Callable 12/01/2034)	400,000	448,520
5.00%, 12/01/2037 (Callable 12/01/2034)	500,000	556,814
5.00%, 12/01/2038 (Callable 12/01/2034)	425,000	472,440
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	600,000	676,597
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	479,558
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,056,494
Buckhorn Valley Metropolitan District No 2
5.25%, 12/01/2045 (Callable 12/01/2030)	425,000	448,713
5.00%, 12/01/2050 (Callable 12/01/2030)	325,000	334,513

	Par	Value
Canyons Metropolitan District No 5
5.00%, 12/01/2033	$250,000	$281,146
5.00%, 12/01/2034	250,000	283,206
5.00%, 12/01/2035 (Callable 12/01/2034)	300,000	337,818
5.00%, 12/01/2036 (Callable 12/01/2034)	275,000	307,032
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	276,809
5.00%, 12/01/2038 (Callable 12/01/2034)	350,000	385,154
5.00%, 12/01/2039 (Callable 12/01/2034)	350,000	382,349
5.00%, 12/01/2040 (Callable 12/01/2034)	300,000	324,903
5.00%, 12/01/2041 (Callable 12/01/2034)	680,000	728,922
4.13%, 12/01/2054 (Callable 12/01/2034)	1,750,000	1,551,314
Central Weld County Water District
5.00%, 12/01/2045 (Callable 12/01/2035)	1,000,000	1,048,958
5.00%, 12/01/2050 (Callable 12/01/2035)	1,000,000	1,037,383
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026(c)	4,700,000	4,785,848
5.25%, 11/15/2027(c)	1,000,000	1,045,144
5.00%, 12/01/2028(c)	2,000,000	2,114,788
5.00%, 12/01/2035 (Callable 12/01/2028)(c)	10,475,000	10,891,126
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)(e)	500,000	420,475
0.00%, 08/01/2032 (Callable 08/01/2026)(e)	365,000	281,823
City of Colorado Springs CO Utilities System Revenue, 5.00%, 11/15/2042 (Callable 11/15/2027)	2,770,000	2,832,597
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	322,687
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	518,916
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,696,497
Colorado Educational & Cultural Facilities Authority
3.75%, 07/01/2026(b)	500,000	499,754
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	263,197
5.00%, 05/15/2029 (Callable 05/15/2026)	3,685,000	3,704,948

The accompanying notes are an integral part of these financial statements.

247

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 08/15/2030 (Callable 02/02/2026)	$945,000	$946,134
2.00%, 09/01/2030 (Callable 09/01/2028)	175,000	165,587
4.00%, 07/01/2032	45,000	46,641
5.00%, 08/15/2034 (Callable 02/02/2026)	985,000	987,490
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	453,104
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	703,147
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 02/02/2026)	1,320,000	1,309,864
5.00%, 08/01/2028	5,575,000	5,860,082
2.63%, 05/15/2029 (Callable 02/02/2026)	3,165,000	3,126,613
5.00%, 09/01/2032	4,750,000	5,306,631
5.00%, 11/01/2032 (Callable 11/01/2029)	3,000,000	3,202,850
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,226,323
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	157,606
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,285,286
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	816,882
4.00%, 12/01/2042 (Callable 02/02/2026)	375,000	352,125
5.00%, 08/01/2044 (Callable 08/01/2029)	4,265,000	4,327,048
4.00%, 01/15/2045 (Callable 02/02/2026)	120,000	113,678
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,185,735
2.91% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,998,477
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,175,000	4,235,833
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,000,000	1,001,574
4.00%, 05/01/2048 (Callable 11/01/2026)	50,000	50,153
4.25%, 11/01/2049 (Callable 11/01/2028)	770,000	776,976
5.25%, 11/01/2052 (Callable 11/01/2031)	2,655,000	2,751,874
6.00%, 11/01/2052 (Callable 11/01/2031)	145,000	154,322
5.75%, 11/01/2054 (Callable 05/01/2033)	5,900,000	6,507,164

	Par	Value
6.25%, 05/01/2055 (Callable 05/01/2033)	$8,500,000	$9,548,159
6.50%, 05/01/2055 (Callable 05/01/2033)	1,750,000	1,984,268
Colorado International Center Metropolitan District No 3, 5.25%, 12/01/2046 (Callable 12/01/2030)	600,000	625,916
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	542,348
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	685,591
5.25%, 12/15/2048 (Callable 12/15/2033)	2,750,000	2,896,125
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	900,000	993,552
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	312,152
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	815,982
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,014,279
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,804,815
Denver City & County Housing Authority, 5.00%, 06/01/2029 (Callable 12/01/2028)	1,750,000	1,837,599
Denver City & County School District No 1, 5.50%, 12/01/2047 (Callable 12/01/2034)	3,000,000	3,319,155
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,012,868
Denver Health & Hospital Authority
5.00%, 12/01/2027	340,000	351,247
4.25%, 12/01/2033 (Callable 02/02/2026)	275,000	275,130
5.25%, 12/01/2045 (Callable 02/02/2026)	485,000	485,154
E-470 Public Highway Authority, 0.00%, 09/01/2029(e)	2,550,000	2,305,822
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2031 (Callable 12/01/2030)	390,000	433,678
5.00%, 12/01/2034 (Callable 12/01/2030)	450,000	497,903
5.00%, 12/01/2035 (Callable 12/01/2030)	250,000	275,359
5.00%, 12/01/2036 (Callable 12/01/2030)	200,000	219,255

The accompanying notes are an integral part of these financial statements.

248

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	$350,000	$371,067
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,258,902
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	884,581
5.25%, 12/01/2037 (Callable 12/01/2028)	2,555,000	2,660,119
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2026	315,000	320,628
5.00%, 12/01/2027	175,000	181,621
5.00%, 12/01/2028	380,000	401,799
5.00%, 12/01/2029	400,000	430,642
5.00%, 12/01/2030	455,000	497,905
5.00%, 12/01/2031	480,000	532,523
5.00%, 12/01/2032	540,000	605,457
5.00%, 12/01/2033	565,000	638,729
5.00%, 12/01/2034	630,000	717,294
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	555,000	609,138
Park Creek Metropolitan District
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	249,494
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	302,547
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	328,008
Raindance Metropolitan District No 2, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,125,000	1,214,910
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	786,067
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,721,692
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,549,868
5.00%, 01/15/2031	1,715,000	1,851,027
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	519,508
Rio Blanco County School District No Re-1 Meeker, 5.50%, 12/01/2037 (Callable 12/01/2028)	250,000	265,116
State of Colorado
5.00%, 03/15/2037 (Callable 03/15/2027)	2,000,000	2,040,781
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	714,221

	Par	Value
5.25%, 03/15/2042 (Callable 03/15/2027)	$9,535,000	$9,677,120
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	525,000	493,485
Timnath Ranch Metropolitan District No 4, 4.25%, 12/01/2054 (Callable 12/01/2034)	1,000,000	909,040
Town of Vail CO
5.00%, 12/01/2045 (Callable 06/01/2035)	1,200,000	1,265,729
5.50%, 12/01/2064 (Callable 06/01/2035)	2,500,000	2,682,256
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	1,100,000	1,189,396
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 01/23/2026)	125,000	127,620
5.00%, 12/15/2029 (Callable 01/23/2026)	125,000	127,620
5.00%, 12/15/2030 (Callable 01/23/2026)	125,000	127,616
5.00%, 12/15/2031 (Callable 01/23/2026)	135,000	137,826
3.25%, 12/15/2050 (Callable 01/23/2026)	2,724,000	2,333,033
Vista Ridge Metropolitan District, 5.00%, 12/01/2026	460,000	469,265
Weld County School District No 6 Greeley, 5.25%, 12/01/2050 (Callable 12/01/2030)	1,150,000	1,186,845
		189,139,173
Connecticut - 0.4%
City of West Haven CT
5.00%, 02/15/2028	350,000	366,132
5.00%, 02/15/2030	450,000	489,284
5.00%, 02/15/2032	350,000	392,370
5.00%, 02/15/2034	400,000	457,536
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	226,389
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	109,673
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	242,787
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	403,068
5.00%, 05/15/2028	210,000	220,804
5.00%, 11/15/2028	225,000	238,987
5.00%, 05/15/2029	230,000	246,284
5.00%, 11/15/2029	125,000	135,135
5.00%, 11/15/2030	160,000	175,344
4.00%, 11/15/2047 (Callable 11/15/2026)	15,000	15,035
3.50%, 11/15/2051 (Callable 05/15/2031)	2,595,000	2,584,493

The accompanying notes are an integral part of these financial statements.

249

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - (Continued)
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049(a)	$4,300,000	$4,324,300
Stamford Housing Authority, 4.75%, 10/01/2032	4,000,000	4,130,930
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	840,000	863,717
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,000,000	4,208,538
Town of Hamden CT, 5.00%, 08/15/2032	1,000,000	1,138,608
Waterbury Housing Authority, 4.50%, 02/01/2042 (Callable 03/01/2035)	2,495,000	2,525,858
		23,495,272
Delaware - 0.2%
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	339,940
Delaware State Housing Authority
5.50%, 01/01/2056 (Callable 01/01/2034)	2,500,000	2,717,666
6.00%, 01/01/2056 (Callable 01/01/2034)	5,000,000	5,532,187
		8,589,793
District of Columbia - 0.7%
District of Columbia, 5.00%, 06/01/2042 (Callable 06/01/2027)	1,100,000	1,117,419
District of Columbia Housing Finance Agency
5.00%, 03/01/2028	2,000,000	2,081,191
2.95%, 09/01/2028	4,500,000	4,485,541
3.15%, 02/01/2030 (Callable 08/01/2028)(a)	3,450,000	3,458,121
3.60%, 03/01/2046(a)	2,500,000	2,521,220
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	7,600,000	7,542,299
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	3,610,000	3,839,603
6.50%, 10/01/2044 (Callable 10/01/2028)	3,065,000	3,264,919
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031 (Callable 10/01/2026)(c)	8,665,000	8,768,566
5.00%, 10/01/2032(c)	1,425,000	1,592,450

	Par	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029(e)	$110,000	$98,405
5.00%, 10/01/2033 (Callable 10/01/2028)	730,000	770,999
0.00%, 10/01/2037(e)	1,800,000	1,154,927
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	344,298
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2037 (Callable 07/01/2027)	965,000	988,747
		42,028,705
Florida - 3.9%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 02/02/2026)	815,000	816,243
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 02/02/2026)(a)	3,150,000	3,149,786
Capital Trust Agency, Inc.
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	306,091
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	394,125
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	643,149
Central Florida Expressway Authority
4.00%, 07/01/2031 (Callable 07/01/2026)	1,610,000	1,617,683
5.00%, 07/01/2037 (Callable 07/01/2029)	1,625,000	1,728,921
5.00%, 07/01/2043 (Callable 07/01/2028)	440,000	451,821
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,008,215
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,036,142
Charlotte County Industrial Development Authority/FL
5.13%, 10/01/2035 (Callable 10/01/2033)(c)	480,000	496,223
5.88%, 10/01/2045 (Callable 10/01/2033)(c)	950,000	987,881
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	4,950,000	5,298,971
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,319,311
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,594,261

The accompanying notes are an integral part of these financial statements.

250

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 02/02/2026)	$475,000	$475,775
4.00%, 12/01/2037 (Callable 02/02/2026)	1,000,000	1,000,338
4.00%, 12/01/2038 (Callable 02/02/2026)	500,000	500,167
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	382,720
2.40%, 08/01/2036 (Callable 02/02/2026)(a)	5,000,000	5,000,000
4.00%, 11/01/2040 (Callable 02/02/2026)	65,000	63,414
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	800,806
5.00%, 11/01/2036 (Callable 11/01/2027)	1,010,000	1,039,828
City of Pensacola FL Airport Revenue
5.25%, 10/01/2042 (Callable 10/01/2035)(c)	1,250,000	1,343,540
5.25%, 10/01/2043 (Callable 10/01/2035)(c)	1,025,000	1,090,356
5.25%, 10/01/2044 (Callable 10/01/2035)(c)	1,400,000	1,476,695
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 02/02/2026)	610,000	610,692
5.00%, 12/01/2040 (Callable 02/02/2026)	1,260,000	1,260,495
City of Tampa FL
5.25%, 05/01/2043 (Callable 05/01/2028)	7,155,000	7,385,769
5.25%, 05/01/2046 (Callable 05/01/2028)	4,100,000	4,186,272
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,845,579
5.00%, 06/01/2028	1,775,000	1,815,380
5.00%, 06/01/2029	1,065,000	1,098,212
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,357,304
Columbia County School Board, 5.00%, 07/01/2039 (Callable 07/01/2034)	1,350,000	1,511,604
County of Broward FL Airport System Revenue, 5.00%, 10/01/2031 (Callable 02/02/2026)(c)	3,000,000	3,003,652

	Par	Value
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 02/02/2026)	$1,420,000	$1,422,183
County of Escambia FL Sales Tax Revenue, 5.00%, 10/01/2046 (Callable 10/01/2027)	2,000,000	2,021,624
County of Lee FL Airport Revenue, 5.00%, 10/01/2026(c)	5,395,000	5,469,399
County of Miami-Dade FL
6.88%, 10/01/2034 (Callable 10/01/2029)	550,000	627,714
7.00%, 10/01/2039 (Callable 10/01/2029)	755,000	855,109
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2031 (Callable 02/02/2026)(c)	1,365,000	1,366,489
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	365,188
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,601,919
County of Orange FL Water Utility System Revenue, 5.00%, 10/01/2039 (Callable 10/01/2030)	7,565,000	8,175,926
County of Sarasota FL Utility System Revenue, 5.00%, 10/01/2040 (Callable 04/01/2029)	2,500,000	2,610,881
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,566,535
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	858,975
Escambia County Housing Finance Authority, 3.80%, 06/01/2027(a)	4,500,000	4,514,233
Florida Development Finance Corp.
4.00%, 06/01/2026(b)	225,000	224,936
5.00%, 04/01/2029	250,000	266,339
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	812,109
5.25%, 06/15/2034 (Callable 06/15/2032)(b)	1,225,000	1,304,629
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,658,231
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	622,797
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2029 (Callable 04/01/2026)	950,000	953,961
5.00%, 07/01/2035 (Callable 07/01/2033)(b)	7,600,000	7,612,317

The accompanying notes are an integral part of these financial statements.

251

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Florida Housing Finance Corp.
3.35%, 10/01/2027(a)	$2,250,000	$2,252,183
3.10%, 01/01/2029 (Callable 09/01/2027)(a)	2,275,000	2,280,493
3.15%, 12/01/2029 (Callable 06/01/2028)(a)	3,180,000	3,186,241
3.15%, 07/01/2043 (Callable 01/01/2028)(a)	2,350,000	2,354,549
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	583,715
3.00%, 01/01/2052 (Callable 01/01/2030)	650,000	642,652
5.50%, 01/01/2054 (Callable 01/01/2032)	2,105,000	2,198,290
6.25%, 01/01/2055 (Callable 07/01/2033)	3,475,000	3,807,660
6.25%, 07/01/2056 (Callable 07/01/2033)	3,500,000	3,897,066
Florida Local Government Finance Commission, 4.20%, 11/15/2030 (Callable 11/15/2027)(b)	3,000,000	3,018,661
Florida Municipal Power Agency, 4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	510,517
Greater Orlando Aviation Authority
5.00%, 10/01/2031 (Callable 10/01/2027)(c)	1,200,000	1,236,160
5.00%, 10/01/2035 (Callable 02/02/2026)(c)	2,780,000	2,783,308
Highlands County Health Facilities Authority, 3.24%, 11/15/2037 (Callable 02/02/2026)(a)	4,000,000	4,000,000
Hillsborough County Housing Finance Authority
3.35%, 06/01/2029(a)	4,880,000	4,910,293
4.55%, 02/01/2042	3,985,000	4,050,790
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,277,810
Key West Utility Board, 5.00%, 10/01/2035 (Callable 10/01/2028)	90,000	94,858
Lee County Housing Finance Authority, 3.50%, 02/01/2027(a)	1,000,000	1,000,340
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2035 (Callable 04/01/2029)	1,195,000	1,256,145
Miami-Dade County Housing Finance Authority
3.15%, 08/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,004,609
4.95%, 11/01/2041	2,000,000	2,102,108
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	627,060
5.00%, 08/01/2030	755,000	816,747

	Par	Value
5.00%, 08/01/2031	$790,000	$866,181
5.00%, 08/01/2032	825,000	914,131
5.00%, 08/01/2033	585,000	653,340
5.00%, 08/01/2034	460,000	517,395
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	770,000	761,664
Orlando Utilities Commission
5.00%, 10/01/2035 (Callable 10/01/2027)	705,000	729,694
1.25%, 10/01/2046 (Callable 04/01/2028)(a)	1,310,000	1,203,546
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	2,500,000	2,512,743
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	219,646
4.00%, 05/15/2035 (Callable 01/23/2026)	250,000	242,197
Pinellas County Housing Finance Authority
4.70%, 10/01/2043 (Callable 10/01/2040)	6,045,000	6,149,961
6.00%, 03/01/2054 (Callable 03/01/2032)	1,975,000	2,088,560
Polk County Industrial Development Authority/FL, 5.33%, 06/15/2040 (Callable 06/15/2034)(b)	1,640,000	1,649,418
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,031,582
5.00%, 03/15/2042 (Callable 05/01/2028)	1,665,000	1,703,166
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,087,165
Sarasota County Public Hospital District, 5.50%, 07/01/2028	3,730,000	3,872,989
School Board of Miami-Dade County, 5.00%, 03/15/2038 (Callable 02/02/2026)	225,000	225,258
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,329,060
Seminole County Industrial Development Authority
4.00%, 06/15/2028(b)	245,000	242,720
4.00%, 06/15/2029(b)	260,000	257,433
4.00%, 06/15/2030(b)	535,000	528,794
4.00%, 06/15/2036 (Callable 06/15/2031)(b)	470,000	443,756
4.00%, 06/15/2041 (Callable 06/15/2031)(b)	845,000	736,922
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2036 (Callable 03/01/2035)	2,500,000	2,797,694

The accompanying notes are an integral part of these financial statements.

252

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
5.00%, 03/01/2037 (Callable 03/01/2035)	$2,000,000	$2,213,708
5.25%, 03/01/2041 (Callable 03/01/2035)	2,000,000	2,192,785
Tender Option Bond Trust Receipts/Certificates, 2.46%, 04/01/2045 (Callable 04/01/2032)(a)(b)	8,785,000	8,785,000
Tohopekaliga Water Authority, 4.00%, 10/01/2033 (Callable 10/01/2026)	1,500,000	1,511,222
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,152,089
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,075,000	1,193,697
Volusia County Educational Facility Authority
5.00%, 06/01/2026	440,000	443,017
5.00%, 06/01/2028	660,000	685,181
4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	509,590
		223,352,474
Georgia - 2.2%
Barrow County School District, 5.00%, 02/01/2038 (Callable 02/01/2035)	2,790,000	3,208,912
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026)(a)	4,810,000	4,458,913
3.95%, 12/01/2032(a)	2,750,000	2,793,886
Bleckley County & Dodge County Joint Development Authority, 5.00%, 07/01/2038 (Callable 07/01/2028)	815,000	840,348
City of Atlanta GA, 5.00%, 01/01/2028 (Callable 02/02/2026)	1,000,000	1,001,307
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	508,921
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	759,858
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	499,665
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	899,544

	Par	Value
College Park Housing Authority, 3.45%, 04/01/2044 (Callable 09/01/2027)(a)	$4,300,000	$4,335,668
Commerce School District
6.00%, 08/01/2040 (Callable 08/01/2035)	225,000	270,664
6.00%, 08/01/2041 (Callable 08/01/2035)	250,000	297,487
6.00%, 08/01/2042 (Callable 08/01/2035)	400,000	470,729
DeKalb County Housing Authority
3.20%, 02/01/2030 (Callable 08/01/2028)(a)	4,500,000	4,511,692
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,649,709
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,200,783
4.00%, 12/01/2035 (Callable 12/01/2032)	5,000,000	4,963,114
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,844,969
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,032,092
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,131,702
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	443,488
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	457,875
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	483,931
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	503,028
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	306,156
Gainesville & Hall County Development Authority, 1.50%, 11/15/2033 (Callable 02/01/2026)(a)	5,600,000	5,600,000
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	512,227
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	225,542
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	576,423
2.50%, 06/01/2050 (Callable 06/10/2030)	7,250,000	5,332,223
Georgia Local Government, 4.75%, 06/01/2028	4,127,000	4,232,747

The accompanying notes are an integral part of these financial statements.

253

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Griffin Housing Authority, 3.13%, 03/01/2029 (Callable 03/01/2028)(a)	$1,175,000	$1,176,184
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	888,484
5.00%, 12/01/2027	1,500,000	1,545,701
5.00%, 12/01/2033	10,430,000	11,237,882
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,604,803
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	6,015,000	6,046,954
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	10,515,000	10,616,247
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	6,750,000	6,742,965
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	3,545,000	3,707,317
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	1,170,000	1,233,484
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	4,290,000	4,527,533
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,109,526
5.25%, 01/01/2041 (Callable 01/01/2034)	1,150,000	1,264,619
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	935,180
Paulding County Hospital Authority/GA, 5.00%, 04/01/2043 (Callable 04/01/2032)	1,000,000	1,046,919
Private Colleges & Universities Authority
5.00%, 06/01/2028	495,000	515,510
5.00%, 06/01/2029	400,000	423,321
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	406,958
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	514,858
Savannah Georgia Convention Center Authority
5.00%, 06/01/2040 (Callable 06/01/2035)	550,000	601,618
5.25%, 06/01/2040 (Callable 06/01/2035)	500,000	537,472
Treutlen County School District
5.00%, 10/01/2037 (Callable 10/01/2035)	200,000	231,649
5.00%, 10/01/2041 (Callable 10/01/2035)	350,000	390,450
5.00%, 10/01/2043 (Callable 10/01/2035)	670,000	731,108
		124,390,345

	Par	Value
Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2036 (Callable 07/01/2035)	$590,000	$656,261
5.00%, 07/01/2037 (Callable 07/01/2035)	820,000	902,648
5.00%, 07/01/2038 (Callable 07/01/2035)	1,010,000	1,106,045
Guam Power Authority, 5.00%, 10/01/2036 (Callable 10/01/2027)	590,000	603,675
		3,268,629
Hawaii - 0.2%
State of Hawaii, 5.00%, 01/01/2036 (Callable 01/01/2029)	4,000,000	4,239,182
State of Hawaii Airports System Revenue
5.00%, 08/01/2027 (Callable 01/23/2026)(c)	1,000,000	1,000,954
5.00%, 07/01/2033 (Callable 07/01/2028)(c)	3,300,000	3,438,284
5.00%, 07/01/2034 (Callable 07/01/2028)(c)	2,000,000	2,079,952
		10,758,372
Idaho - 0.3%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	737,508
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	205,290
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	430,640
5.25%, 05/01/2038 (Callable 05/01/2031)	600,000	635,025
5.50%, 05/01/2043 (Callable 05/01/2031)	400,000	416,490
6.00%, 07/01/2054 (Callable 01/01/2033)	4,325,000	4,761,160
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	11,700,000	11,832,127
		19,018,240
Illinois - 9.5%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 02/02/2026)	290,000	290,252
4.00%, 12/01/2029 (Callable 02/02/2026)	310,000	310,246
4.00%, 12/01/2032 (Callable 02/02/2026)	350,000	350,217

The accompanying notes are an integral part of these financial statements.

254

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	$3,600,000	$3,790,657
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	739,595
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	225,686
5.00%, 12/01/2033	610,000	675,619
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	477,818
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	525,603
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	966,957
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	601,935
Chicago Board of Education
0.00%, 12/01/2029(e)	250,000	215,983
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,048,362
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,006,131
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,107,660
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,645,076
Chicago Midway International Airport
5.00%, 01/01/2029 (Callable 01/01/2026)(c)	2,000,000	2,000,000
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	2,000,000
Chicago O’Hare International Airport
5.00%, 01/01/2029(c)	660,000	696,439
5.00%, 01/01/2035 (Callable 01/20/2026)	2,825,000	2,828,206
5.00%, 01/01/2036 (Callable 01/01/2029)(c)	4,000,000	4,160,014
5.00%, 01/01/2036 (Callable 01/01/2026)(c)	1,255,000	1,255,000
5.00%, 01/01/2036 (Callable 01/01/2032)(c)	335,000	360,461
5.00%, 01/01/2037 (Callable 01/01/2027)(c)	1,540,000	1,559,439
5.25%, 01/01/2041 (Callable 01/01/2035)(c)	1,000,000	1,087,921
5.25%, 01/01/2042 (Callable 01/01/2027)	4,290,000	4,354,043
5.25%, 01/01/2042 (Callable 01/01/2035)(c)	4,000,000	4,302,331
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,467,480
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,062,702

	Par	Value
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	$1,000,000	$1,055,464
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,811,596
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,593,887
City of Calumet City IL, 5.50%, 03/01/2032 (Callable 03/01/2030)	600,000	649,798
City of Chicago Heights IL
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	365,857
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	380,182
City of Chicago IL
0.00%, 01/01/2027(e)	195,000	189,073
3.50%, 08/01/2027 (Callable 08/01/2026)(a)	2,230,000	2,234,103
0.00%, 01/01/2028(e)	3,285,000	3,091,287
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	648,320
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,028,358
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,238,201
6.00%, 01/01/2046 (Callable 01/01/2034)	7,990,000	8,718,322
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	795,000	829,471
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,465,898
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,586,948
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	6,892,708
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,839,622
5.25%, 11/01/2035 (Callable 11/01/2027)	3,025,000	3,120,533
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,094,081
5.00%, 11/01/2036 (Callable 11/01/2027)	510,000	523,717
City of Decatur IL, 5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	908,389
City of Elgin IL
5.00%, 12/15/2037 (Callable 12/15/2034)	1,375,000	1,542,779
5.00%, 12/15/2038 (Callable 12/15/2034)	1,445,000	1,613,811
5.00%, 12/15/2039 (Callable 12/15/2034)	1,520,000	1,683,801

The accompanying notes are an integral part of these financial statements.

255

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	$1,800,000	$1,872,206
City of Joliet IL, 5.50%, 12/15/2042 (Callable 12/15/2032)	1,195,000	1,301,765
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,444,815
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	638,666
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,129,216
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	606,297
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,182,669
5.00%, 12/01/2040 (Callable 12/01/2033)	1,185,000	1,286,712
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,339,237
City of Warrenville IL, 5.00%, 12/15/2031	200,000	221,560
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(e)	1,340,000	1,340,000
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,289,921
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,560,552
Cook County High School District No 220 Reavis, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,985,000	2,076,028
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 02/02/2026)	1,210,000	1,210,301
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	65,000	69,753
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,800,368
Cook County School District No 145
5.00%, 12/01/2043 (Callable 12/01/2034)	430,000	449,073
5.00%, 12/01/2044 (Callable 12/01/2034)	155,000	160,676
5.00%, 12/01/2045 (Callable 12/01/2034)	420,000	431,418

	Par	Value
5.00%, 12/01/2047 (Callable 12/01/2034)	$1,110,000	$1,132,548
Cook County School District No 67 Golf, 5.00%, 12/15/2043 (Callable 12/15/2033)	1,720,000	1,799,282
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	377,670
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	386,566
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	383,433
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	300,762
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	458,458
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	454,182
5.00%, 12/01/2042 (Callable 12/01/2033)	645,000	683,058
Cook County School District No 99 Cicero, 4.00%, 12/01/2030	250,000	263,875
Cook County School District No. 163, 6.00%, 12/15/2027	1,150,000	1,218,298
Cook County School District No. 83, 5.63%, 06/01/2033	775,000	867,734
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,636,426
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2036 (Callable 11/15/2027)	3,000,000	3,098,607
5.25%, 11/15/2036 (Callable 11/15/2027)	10,000,000	10,377,395
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,679,654
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	595,698
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,025,546
Crawford Hospital District
4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	354,552
4.00%, 01/01/2041 (Callable 01/01/2030)	1,160,000	1,086,911
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,008,444
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	765,000	762,160
Governors State University, 5.00%, 10/01/2028	555,000	579,945

The accompanying notes are an integral part of these financial statements.

256

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	$350,000	$377,484
5.00%, 12/01/2030	320,000	349,715
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	582,169
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	649,282
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	349,804
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	164,415
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	173,897
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	183,038
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	192,607
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	201,659
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 08/15/2031 (Callable 02/02/2026)	270,000	270,462
5.00%, 02/15/2032	200,000	221,827
5.00%, 02/15/2033	490,000	548,741
5.00%, 02/15/2034 (Callable 02/15/2033)	1,060,000	1,179,537
5.00%, 02/15/2035 (Callable 02/15/2033)	500,000	554,227
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,253,517
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	526,994
Illinois Development Finance Authority, 2.45%, 11/15/2039(a)	1,125,000	1,124,020
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 02/02/2026)	1,065,000	1,065,226
Illinois Finance Authority
5.00%, 04/01/2028	400,000	413,857
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	387,627
5.00%, 03/01/2030 (Callable 03/01/2026)	1,500,000	1,504,681
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	141,960
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,017,021

	Par	Value
5.00%, 03/01/2031 (Callable 03/01/2027)	$1,075,000	$1,096,114
5.00%, 11/15/2031 (Callable 02/02/2026)	1,000,000	1,001,120
5.00%, 05/15/2032 (Callable 11/15/2028)	2,000,000	2,095,729
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,703,394
4.50%, 08/01/2033(b)	1,275,000	1,321,168
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	300,103
5.00%, 07/01/2034 (Callable 07/01/2029)	1,025,000	1,100,240
5.00%, 02/15/2036 (Callable 02/15/2027)	430,000	441,773
5.00%, 02/15/2036 (Callable 02/15/2027)	2,085,000	2,123,640
5.00%, 10/01/2036 (Callable 10/01/2029)	300,000	316,649
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,740,872
3.88%, 05/01/2040(a)	2,220,000	2,265,845
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	270,890
5.25%, 04/01/2041 (Callable 04/01/2034)	1,135,000	1,246,610
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,293,518
4.00%, 09/01/2041 (Callable 09/01/2026)	835,000	738,983
5.00%, 10/01/2041 (Callable 10/01/2026)	1,900,000	1,910,268
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,021,580
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	4,400,000	4,541,831
1.20%, 07/15/2055 (Callable 01/02/2026)(a)	17,800,000	17,800,000
Illinois Housing Development Authority
3.15%, 07/01/2029 (Callable 01/01/2028)(a)	2,200,000	2,202,155
3.15%, 08/01/2029 (Callable 02/01/2028)(a)	1,500,000	1,501,353
3.10%, 02/01/2035 (Callable 02/02/2026)	580,000	560,969
2.45%, 06/01/2043 (Callable 02/02/2026)	235,951	204,872
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,247,330
2.39%, 04/01/2045 (Callable 01/02/2026)(a)	9,970,000	9,970,000
6.50%, 10/01/2045 (Callable 10/01/2033)	9,800,000	11,120,886
4.00%, 10/01/2048 (Callable 04/01/2027)	1,505,000	1,508,454
3.00%, 04/01/2051 (Callable 04/01/2030)	115,000	113,245

The accompanying notes are an integral part of these financial statements.

257

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
6.25%, 10/01/2052 (Callable 04/01/2032)	$5,450,000	$5,833,158
5.75%, 10/01/2053 (Callable 04/01/2032)	4,440,000	4,751,534
6.25%, 10/01/2054 (Callable 10/01/2032)	7,595,000	8,477,576
6.25%, 10/01/2055 (Callable 10/01/2033)	4,500,000	5,086,665
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,957,749
5.00%, 06/15/2029	3,780,000	4,017,268
5.00%, 06/15/2029	1,750,000	1,828,369
Illinois State Toll Highway Authority
5.00%, 01/01/2032 (Callable 07/01/2026)	2,055,000	2,080,735
5.00%, 12/01/2032 (Callable 02/02/2026)	1,285,000	1,287,412
5.00%, 01/01/2034 (Callable 07/01/2026)	1,500,000	1,516,176
5.00%, 01/01/2036 (Callable 02/02/2026)	2,100,000	2,103,190
5.00%, 01/01/2038 (Callable 02/02/2026)	2,750,000	2,753,692
5.00%, 01/01/2041 (Callable 07/01/2026)	3,425,000	3,443,240
5.00%, 01/01/2042 (Callable 01/01/2028)	8,790,000	8,975,331
5.00%, 01/01/2044 (Callable 07/01/2029)	4,685,000	4,815,612
5.00%, 01/01/2045 (Callable 01/01/2031)	3,705,000	3,831,224
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	523,430
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	334,597
Jefferson County School District No 82 Bethel
5.00%, 12/01/2026	75,000	76,305
5.00%, 12/01/2027	80,000	82,873
5.00%, 12/01/2028	90,000	94,776
5.00%, 12/01/2029	100,000	106,896
5.00%, 12/01/2030	110,000	119,323
5.00%, 12/01/2031	125,000	137,255
5.00%, 12/01/2032	155,000	171,750
5.00%, 12/01/2034 (Callable 12/01/2033)	220,000	245,360
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	283,782
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	382,874
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	312,430

	Par	Value
4.00%, 12/01/2039 (Callable 12/01/2028)	$285,000	$286,786
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	231,063
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	556,046
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	277,240
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	259,110
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	248,084
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	312,395
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	284,992
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	310,690
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	272,535
Joliet Regional Port District
5.00%, 12/30/2040 (Callable 12/30/2035)	430,000	467,459
5.00%, 12/30/2041 (Callable 12/30/2035)	455,000	488,997
5.00%, 12/30/2042 (Callable 12/30/2035)	475,000	504,553
5.00%, 12/30/2043 (Callable 12/30/2035)	500,000	525,485
5.00%, 12/30/2045 (Callable 12/30/2035)	1,155,000	1,194,182
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,393,088
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2035 (Callable 02/01/2026)	1,000,000	1,001,871
5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,001,871
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2029	330,000	342,538
4.00%, 12/01/2030	450,000	472,399
4.00%, 12/01/2031	300,000	316,333
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	869,116
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	930,047
Knox Warren Etc Counties Community College District No 518 Carl Sandburg, 3.38%, 12/01/2035 (Callable 03/01/2026)(a)(d)	3,250,000	3,250,185

The accompanying notes are an integral part of these financial statements.

258

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	$1,000,000	$990,854
Lake County Community Unit School District No 187 North Chicago
4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,199,771
5.00%, 01/01/2036 (Callable 01/01/2034)	795,000	870,043
5.00%, 01/01/2041 (Callable 01/01/2034)	980,000	1,034,995
5.00%, 01/01/2044 (Callable 01/01/2034)	805,000	829,844
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	905,000	1,009,881
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	934,996
5.50%, 12/01/2040 (Callable 12/01/2032)	2,335,000	2,540,735
5.50%, 12/01/2041 (Callable 12/01/2032)	945,000	1,020,400
Lake County School District No 33 Emmons
0.00%, 12/01/2026(e)	525,000	507,927
0.00%, 12/01/2028(e)	335,000	301,327
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	220,000	223,433
5.00%, 11/01/2027	210,000	217,125
5.00%, 11/01/2028	220,000	231,538
5.00%, 11/01/2029	250,000	267,643
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	205,443
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	555,421
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	656,318
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	429,280
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,273,891
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,724,190
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	857,613

	Par	Value
4.00%, 12/01/2037 (Callable 12/01/2030)	$400,000	$408,208
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	152,576
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	201,194
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,564,597
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,066,001
5.50%, 02/01/2037 (Callable 02/01/2030)	1,050,000	1,142,651
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,840,265
5.50%, 02/01/2042 (Callable 02/01/2030)	1,275,000	1,357,383
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,151,022
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	1,006,596
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry, 5.00%, 12/01/2039 (Callable 12/01/2034)	1,005,000	1,103,569
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(e)	2,000,000	1,973,803
4.00%, 12/15/2027	500,000	508,555
0.00%, 06/15/2028(e)	4,000,000	3,701,456
0.00%, 06/15/2029(e)	1,400,000	1,253,815
0.00%, 12/15/2029(e)	2,550,000	2,253,520
0.00%, 12/15/2034(e)	9,555,000	6,971,882
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2031 (Callable 04/15/2026)	1,115,000	1,119,987
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2038 (Callable 01/01/2035)	1,200,000	1,335,770
5.00%, 01/01/2039 (Callable 01/01/2035)	1,745,000	1,932,182
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	613,878
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,059,593

The accompanying notes are an integral part of these financial statements.

259

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2039 (Callable 06/01/2029)	$1,000,000	$1,056,935
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,603,016
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,894,146
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,623,928
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,185,062
Northeastern Illinois University
5.00%, 07/01/2032	590,000	646,763
5.00%, 07/01/2033	800,000	882,937
5.00%, 07/01/2034	1,300,000	1,437,264
5.00%, 07/01/2035	500,000	551,690
5.25%, 07/01/2036 (Callable 07/01/2035)	1,105,000	1,227,021
5.25%, 07/01/2037 (Callable 07/01/2035)	800,000	880,572
5.25%, 07/01/2039 (Callable 07/01/2035)	1,125,000	1,225,258
5.00%, 07/01/2042 (Callable 07/01/2035)	1,190,000	1,233,511
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,032,928
Northern Illinois University
5.00%, 04/01/2029	235,000	247,973
5.00%, 10/01/2029	300,000	318,391
5.00%, 04/01/2030	375,000	401,647
5.00%, 04/01/2031	430,000	466,490
5.00%, 04/01/2032	480,000	525,380
5.00%, 04/01/2033	810,000	889,335
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	718,562
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,030,383
5.00%, 04/01/2034	740,000	815,478
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,491,701
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	264,008
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	1,012,885
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	1,001,643
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,690,336
4.25%, 04/01/2044 (Callable 04/01/2034)	2,000,000	1,881,523
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	391,026
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	330,000

	Par	Value
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	$250,000	$282,219
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	285,090
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	356,363
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,588,424
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	548,282
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,481,469
Regional Transportation Authority
5.00%, 06/01/2034 (Callable 06/01/2026)	1,380,000	1,388,955
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	779,390
Richland County Community Unit School District No 1, 5.00%, 12/01/2036 (Callable 12/01/2034)	2,720,000	3,048,162
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,340,000	1,439,315
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,100,768
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,803,022
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,818,515
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	625,193
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	845,000	923,390
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	949,884
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,545,261
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	689,158

The accompanying notes are an integral part of these financial statements.

260

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Southern Illinois University
5.00%, 02/15/2032	$300,000	$336,335
5.00%, 02/15/2033	550,000	621,255
5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	326,595
5.00%, 02/15/2034	420,000	478,496
5.00%, 02/15/2035	350,000	400,421
5.00%, 02/15/2036 (Callable 02/15/2035)	350,000	396,385
5.00%, 02/15/2037 (Callable 02/15/2035)	400,000	448,725
5.00%, 02/15/2038 (Callable 02/15/2035)	400,000	445,086
5.00%, 02/15/2039 (Callable 02/15/2035)	725,000	801,668
5.00%, 04/01/2040 (Callable 04/01/2032)	550,000	581,060
5.25%, 02/15/2042 (Callable 02/15/2035)	650,000	704,171
5.25%, 02/15/2043 (Callable 02/15/2035)	860,000	922,369
Southwestern Illinois Community College District No 522
5.00%, 12/01/2026	1,010,000	1,026,744
5.00%, 12/01/2029	825,000	894,943
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,085,303
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,198,342
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,270,674
5.50%, 12/01/2035 (Callable 12/01/2031)	500,000	560,885
5.50%, 12/01/2036 (Callable 12/01/2031)	2,700,000	3,010,845
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,414,684
5.50%, 12/01/2040 (Callable 12/01/2031)	2,370,000	2,585,892
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,639,048
5.50%, 04/01/2043 (Callable 04/01/2035)	1,200,000	1,319,472
St Clair County Community Consolidated School District No 90 O’Fallon
5.00%, 12/01/2031	150,000	165,985
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	441,758
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	330,211
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	895,858

	Par	Value
5.00%, 12/01/2043 (Callable 12/01/2033)	$770,000	$817,757
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	274,211
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	246,790
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	380,794
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	261,116
5.00%, 01/01/2040 (Callable 01/01/2034)	420,000	450,251
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	348,408
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	451,294
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	233,611
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	525,773
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	241,856
5.00%, 01/01/2043 (Callable 01/01/2034)	1,620,000	1,687,315
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	546,815
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,349,362
5.00%, 01/01/2049 (Callable 01/01/2034)	3,035,000	3,085,683
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,504,078
St Clair County School District No 118 Belleville, 5.50%, 12/01/2039 (Callable 12/01/2034)	1,535,000	1,721,083
State of Illinois
5.00%, 01/01/2029 (Callable 02/02/2026)	5,000	5,008
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	757,083
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,376,708
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,053,773
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,508,943
Staunton Community Unit School District No 6, 5.00%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,055,926
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,758,241

The accompanying notes are an integral part of these financial statements.

261

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 10/01/2042 (Callable 10/01/2033)	$2,090,000	$2,202,925
5.00%, 10/01/2042 (Callable 10/01/2033)	630,000	732,257
5.00%, 10/01/2043 (Callable 10/01/2033)	920,000	960,828
5.00%, 10/01/2043 (Callable 10/01/2033)	280,000	325,447
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2035 (Callable 12/01/2034)	125,000	140,237
5.00%, 12/01/2036 (Callable 12/01/2034)	290,000	322,819
5.00%, 12/01/2037 (Callable 12/01/2034)	260,000	288,073
5.00%, 12/01/2038 (Callable 12/01/2034)	375,000	414,142
5.00%, 12/01/2039 (Callable 12/01/2034)	145,000	158,852
Taylorville Community Unit School District No 3
5.00%, 12/01/2035 (Callable 12/01/2034)	250,000	284,430
5.00%, 12/01/2036 (Callable 12/01/2034)	250,000	280,979
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	278,447
5.00%, 12/01/2038 (Callable 12/01/2034)	250,000	277,341
5.00%, 12/01/2039 (Callable 12/01/2034)	255,000	280,824
5.00%, 12/01/2040 (Callable 12/01/2034)	1,190,000	1,295,518
5.00%, 12/01/2041 (Callable 12/01/2034)	1,250,000	1,348,789
5.00%, 12/01/2043 (Callable 12/01/2034)	685,000	723,144
5.00%, 12/01/2044 (Callable 12/01/2034)	1,455,000	1,524,615
5.00%, 12/01/2045 (Callable 12/01/2034)	465,000	484,890
5.00%, 12/01/2046 (Callable 12/01/2034)	150,000	155,751
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,281,308
4.00%, 01/01/2029	815,000	827,192
Upper Illinois River Valley Development Authority
4.00%, 01/01/2031 (Callable 01/01/2027)(b)	230,000	226,647
5.00%, 01/01/2045 (Callable 01/01/2027)(b)	615,000	573,635
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	445,359

	Par	Value
5.00%, 12/15/2037 (Callable 12/15/2033)	$470,000	$521,438
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	359,045
5.00%, 12/15/2039 (Callable 12/15/2033)	1,125,000	1,223,999
5.00%, 12/15/2042 (Callable 12/15/2033)	1,420,000	1,501,592
5.00%, 12/15/2043 (Callable 12/15/2033)	1,490,000	1,555,620
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 02/02/2026)	450,000	450,106
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,330,000	2,345,912
Village of Matteson IL, 4.00%, 12/01/2030	300,000	312,974
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,899,129
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	193,521
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	583,043
Village of Rantoul IL
5.00%, 01/01/2039 (Callable 01/01/2035)	950,000	1,038,153
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,064,637
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	136,408
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	207,223
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	254,167
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	798,733
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 01/23/2026)	1,445,000	1,445,315
5.00%, 10/01/2042 (Callable 01/23/2026)	100,000	98,409
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,773,963
Village of Stone Park IL
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	315,394
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	235,833
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	151,158
Village of Westchester IL
5.00%, 12/15/2039 (Callable 12/15/2034)	900,000	991,191

The accompanying notes are an integral part of these financial statements.

262

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/15/2040 (Callable 12/15/2034)	$535,000	$586,646
5.00%, 12/15/2041 (Callable 12/15/2034)	650,000	706,359
5.00%, 12/15/2042 (Callable 12/15/2034)	1,000,000	1,072,761
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,243,411
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,351,711
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	530,000	547,536
4.00%, 12/01/2028	5,000	5,211
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	659,060
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	520,446
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	708,558
5.00%, 12/01/2040 (Callable 12/01/2034)	810,000	881,788
5.00%, 12/01/2041 (Callable 12/01/2034)	870,000	937,234
5.00%, 12/01/2042 (Callable 12/01/2034)	900,000	961,316
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027(e)	1,805,000	1,746,363
0.00%, 01/01/2028(e)	1,140,000	1,067,516
0.00%, 01/01/2032(e)	110,000	89,018
0.00%, 01/01/2033(e)	885,000	691,058
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	415,056
Will County Community High School District No. 210
0.00%, 01/01/2026(e)	265,000	265,000
0.00%, 01/01/2027(e)	415,000	401,518
0.00%, 01/01/2028(e)	680,000	636,764
0.00%, 01/01/2028(e)	80,000	74,766
0.00%, 01/01/2029(e)	145,000	130,959
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2030	540,000	583,720
5.00%, 01/15/2031	750,000	824,171
5.00%, 01/15/2032	595,000	662,912
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	760,547
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	800,098
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	488,537

	Par	Value
5.00%, 01/15/2039 (Callable 01/15/2034)	$595,000	$652,734
5.00%, 01/15/2040 (Callable 01/15/2034)	875,000	949,522
5.00%, 01/15/2041 (Callable 01/15/2034)	635,000	683,513
5.00%, 01/15/2042 (Callable 01/15/2034)	670,000	713,355
5.00%, 01/15/2043 (Callable 01/15/2034)	720,000	760,599
Will County Community Unit School District No 209-U Wilmington
5.00%, 02/01/2030	250,000	270,222
5.00%, 02/01/2031	395,000	433,127
5.00%, 02/01/2032	400,000	444,421
5.00%, 02/01/2033	765,000	856,460
5.00%, 02/01/2034	410,000	462,524
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,062,038
		539,338,360
Indiana - 4.0%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,342,311
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	553,272
Avon Community School Building Corp.
5.00%, 07/15/2038 (Callable 01/15/2035)	2,350,000	2,631,228
5.50%, 01/15/2043 (Callable 07/15/2033)	1,660,000	1,812,006
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	524,229
Bloomington Redevelopment District, 5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,682,614
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	687,045
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	560,000	611,845
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	479,623
Carmel Local Public Improvement Bond Bank
5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,691,624
5.00%, 07/15/2034 (Callable 07/15/2026)	200,000	201,878

The accompanying notes are an integral part of these financial statements.

263

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	$875,000	$911,099
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	1,941,474
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 02/02/2026)	1,045,000	1,046,053
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2035	275,000	315,369
5.00%, 03/01/2036 (Callable 03/01/2035)	325,000	367,268
5.00%, 03/01/2037 (Callable 03/01/2035)	500,000	558,429
5.00%, 03/01/2038 (Callable 03/01/2035)	500,000	553,937
5.00%, 03/01/2039 (Callable 03/01/2035)	450,000	496,857
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2028 (Callable 10/01/2026)	200,000	203,317
5.00%, 10/01/2037 (Callable 10/01/2028)	1,120,000	1,168,454
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 02/02/2026)	6,000,000	5,999,968
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 02/02/2026)	1,000,000	1,000,006
City of Mishawaka IN Sewage Works Revenue, 0.05%, 03/01/2043 (Callable 09/01/2033)	600,000	253,809
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	749,606
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,103,792
Concord Community Schools Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,250,000	1,331,521
Crown Point Multi School Building Corp., 5.00%, 01/15/2040 (Callable 01/15/2031)	4,625,000	4,935,490
Delphi Community School Corp., 4.00%, 01/15/2026	1,160,000	1,160,373
East Allen Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2033)	3,180,000	3,393,378

	Par	Value
5.00%, 07/15/2043 (Callable 07/15/2033)	$1,010,000	$1,065,308
Eastern Greene School Building Corp.
6.00%, 07/15/2042 (Callable 07/15/2035)	1,000,000	1,163,190
6.00%, 01/15/2045 (Callable 07/15/2035)	675,000	764,870
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	948,182
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,205,141
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,126,680
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,074,724
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,744,884
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,320,128
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	595,131
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	294,030
5.00%, 07/15/2039 (Callable 07/15/2035)	550,000	610,254
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	613,532
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	750,847
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	577,575
5.00%, 07/15/2041 (Callable 07/15/2035)	575,000	626,729
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	743,714
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,144,176
6.00%, 01/15/2042 (Callable 07/15/2032)	1,920,000	2,144,624
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,259,352
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	1,270,000	1,432,041
5.00%, 07/15/2038 (Callable 07/15/2035)	1,365,000	1,527,758
5.00%, 07/15/2039 (Callable 07/15/2035)	955,000	1,061,250
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028)(b)	2,000,000	2,006,255
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	463,081

The accompanying notes are an integral part of these financial statements.

264

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.00%, 01/15/2043 (Callable 07/15/2030)	$2,315,000	$2,353,637
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 02/02/2026)	625,000	625,736
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,076,303
5.00%, 07/15/2038 (Callable 01/15/2028)	6,110,000	6,294,933
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,475,822
5.00%, 09/01/2027	1,595,000	1,624,310
5.00%, 10/01/2027	245,000	247,762
5.00%, 07/01/2028	1,515,000	1,567,832
5.00%, 09/01/2028	1,675,000	1,723,003
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,010,561
5.00%, 10/01/2029	220,000	225,018
2.50%, 11/01/2030	2,825,000	2,707,969
5.00%, 10/01/2031	250,000	256,814
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	233,550
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,144,289
5.25%, 10/01/2038 (Callable 10/01/2030)	1,150,000	1,244,871
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,355,910
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	4,000,000	4,402,924
Indiana Housing & Community Development Authority, 5.00%, 07/01/2053 (Callable 01/01/2032)	3,660,000	3,783,301
Indiana Municipal Power Agency, 5.00%, 01/01/2042 (Callable 07/01/2026)	13,000,000	13,080,153
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2036 (Callable 01/01/2028)	2,000,000	2,077,358
5.00%, 02/01/2037 (Callable 02/01/2029)	3,690,000	3,885,773
5.25%, 01/01/2039 (Callable 01/01/2032)(c)	2,275,000	2,465,009
6.00%, 02/01/2042 (Callable 02/01/2033)	2,130,000	2,423,948
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,695,557
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,882,035
6.00%, 02/01/2048 (Callable 02/01/2033)	6,000,000	6,675,109
5.00%, 02/01/2049 (Callable 02/01/2034)	2,000,000	2,063,723

	Par	Value
IPS Multi-School Building Corp.
5.25%, 07/15/2041 (Callable 01/15/2032)	$42,100,000	$2,264,831
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,153,636
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,744,772
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	503,450
5.00%, 07/15/2043 (Callable 07/15/2033)	2,875,000	3,038,154
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,599,959
5.00%, 07/15/2044 (Callable 07/15/2035)	1,170,000	1,234,712
5.00%, 07/15/2045 (Callable 07/15/2035)	1,000,000	1,046,757
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 02/02/2026)	600,000	599,399
Knightstown High School Building Corp.
5.00%, 07/10/2043 (Callable 01/10/2036)	1,015,000	1,066,756
5.00%, 01/10/2045 (Callable 01/10/2036)	575,000	594,030
Lawrence Township School Building Corp., 5.00%, 07/15/2039 (Callable 07/15/2035)	2,545,000	2,834,668
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	792,712
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	224,649
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	447,258
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	834,280
5.50%, 07/15/2037 (Callable 07/15/2031)	655,000	724,710
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,269,259
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,816,252
5.50%, 07/15/2040 (Callable 07/15/2031)	2,500,000	2,732,741
5.50%, 01/15/2042 (Callable 07/15/2031)	2,650,000	2,866,184
Muncie Community School Corp., 3.25%, 01/15/2026	2,095,000	2,095,253
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,837,640
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	725,992

The accompanying notes are an integral part of these financial statements.

265

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
6.00%, 01/15/2043 (Callable 07/15/2033)	$1,750,000	$1,983,517
North Lawrence Community Schools Building Corp.
5.00%, 01/15/2030	115,000	124,306
5.00%, 07/15/2030	120,000	130,802
5.00%, 01/15/2031	120,000	131,861
5.00%, 07/15/2031	160,000	177,068
5.00%, 01/15/2032	130,000	144,830
5.00%, 07/15/2032	160,000	179,241
5.00%, 01/15/2033	170,000	191,409
5.00%, 01/15/2034	270,000	306,559
5.00%, 07/15/2034	150,000	170,969
5.00%, 07/15/2035 (Callable 07/15/2034)	370,000	417,561
5.00%, 07/15/2036 (Callable 07/15/2034)	375,000	418,407
5.00%, 07/15/2037 (Callable 07/15/2034)	520,000	575,484
5.00%, 07/15/2038 (Callable 07/15/2034)	500,000	549,611
5.00%, 07/15/2039 (Callable 07/15/2034)	500,000	546,036
5.00%, 07/15/2040 (Callable 07/15/2034)	375,000	406,167
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,253,575
Northern Indiana Commuter Transportation District, 5.00%, 07/01/2041 (Callable 07/01/2026)	1,500,000	1,502,135
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,600,000	1,815,443
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	997,385
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	540,517
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	511,364
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	267,185
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 01/01/2026)	595,000	595,000
Salem Elementary School Building Corp./IN, 5.00%, 01/15/2036 (Callable 07/15/2031)	1,005,000	1,088,345
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,058,648

	Par	Value
South Montgomery Community School Corp., 5.00%, 01/15/2026	$250,000	$250,127
Sunman-Dearborn High School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2033)	1,800,000	1,915,954
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 02/02/2026)(e)	360,000	316,357
Tippecanoe County School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2032)	735,000	854,222
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,178,076
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,135,531
Tri-Creek 2002 High School Building Corp.
4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	348,680
5.50%, 07/15/2043 (Callable 07/15/2033)	4,930,000	5,421,709
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,493,820
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	490,380
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,040,250
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	250,205
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	300,246
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	3,585,000	3,945,354
5.00%, 07/15/2039 (Callable 07/15/2034)	2,530,000	2,784,308
5.00%, 07/15/2040 (Callable 07/15/2034)	2,570,000	2,797,254
5.00%, 07/15/2040 (Callable 07/15/2034)	1,735,000	1,888,418
5.50%, 07/15/2040 (Callable 07/15/2031)	945,000	1,040,440
5.00%, 07/15/2041 (Callable 07/15/2034)	1,810,000	1,951,581
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	609,969
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,283,632
		228,002,533
Iowa - 1.4%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,129,748

The accompanying notes are an integral part of these financial statements.

266

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	$1,510,000	$1,512,213
City of Bondurant IA
5.00%, 06/01/2029	1,045,000	1,107,664
5.00%, 06/01/2030	1,050,000	1,129,010
5.00%, 06/01/2031	1,065,000	1,158,657
5.00%, 06/01/2032	1,000,000	1,099,031
5.00%, 06/01/2033	1,495,000	1,656,274
5.25%, 06/01/2034 (Callable 06/01/2033)	1,595,000	1,791,484
5.25%, 06/01/2035 (Callable 06/01/2033)	1,775,000	1,985,185
5.25%, 06/01/2036 (Callable 06/01/2033)	1,890,000	2,102,741
5.25%, 06/01/2037 (Callable 06/01/2033)	1,990,000	2,204,880
5.25%, 06/01/2038 (Callable 06/01/2033)	1,085,000	1,197,651
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	991,298
4.50%, 06/01/2032 (Callable 02/02/2026)	3,915,000	3,908,756
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	927,320
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	704,813
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	739,658
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	779,055
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	579,725
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,555,640
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	606,965
5.00%, 06/01/2043 (Callable 06/01/2030)	615,000	635,118
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	602,494
City of Le Mars IA Water Revenue
5.00%, 06/01/2035 (Callable 06/01/2033)	1,030,000	1,149,515
5.00%, 06/01/2036 (Callable 06/01/2033)	1,295,000	1,435,844
5.00%, 06/01/2037 (Callable 06/01/2033)	1,360,000	1,497,517
5.00%, 06/01/2042 (Callable 06/01/2033)	1,615,000	1,715,851
City of Stuart IA
5.13%, 06/01/2042 (Callable 06/01/2032)	525,000	534,582

	Par	Value
5.25%, 06/01/2045 (Callable 06/01/2032)	$680,000	$684,483
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,896,106
County of Polk IA, 5.25%, 06/01/2041 (Callable 06/01/2033)(c)	1,025,000	1,105,718
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	3,000,000	3,022,762
Iowa City Community School District
5.00%, 06/01/2029 (Callable 06/01/2027)	1,180,000	1,206,347
4.00%, 06/01/2031 (Callable 06/01/2027)	800,000	795,419
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,500,000	2,352,964
5.00%, 01/01/2044 (Callable 07/01/2033)	750,000	779,107
3.50%, 01/01/2047 (Callable 07/01/2026)	355,000	354,708
4.00%, 07/01/2047 (Callable 07/01/2028)	820,000	827,098
5.00%, 01/01/2049 (Callable 07/01/2033)	2,035,000	2,088,858
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	857,481
5.00%, 10/01/2029	1,160,000	1,234,103
3.00%, 04/01/2030	650,000	638,471
3.00%, 04/01/2031	525,000	513,077
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	318,454
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	380,581
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	384,160
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,016,532
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	755,903
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2032(c)	1,425,000	1,536,945
5.00%, 12/01/2034(c)	1,640,000	1,770,885
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	555,359
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	14,535,000	14,665,337
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	1,021,767

The accompanying notes are an integral part of these financial statements.

267

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	$385,000	$391,298
		78,592,612
Kansas - 0.8%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	2,000,000	2,006,287
City of Garden City KS, 5.38%, 06/01/2039 (Callable 06/01/2030)(b)	1,750,000	1,771,279
City of Goddard KS, 3.50%, 06/01/2034 (Callable 01/23/2026)	2,395,000	2,328,856
City of Independence KS, 4.00%, 10/01/2027 (Callable 02/02/2026)	2,000,000	2,001,566
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)	7,502,000	7,716,472
City of Merriam KS, 4.50%, 08/01/2040 (Callable 08/01/2033)	4,000,000	4,135,320
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 02/02/2026)	3,750,000	3,750,972
City of Wichita KS
5.00%, 12/01/2031 (Callable 02/02/2026)(c)	1,000,000	1,001,339
5.00%, 12/01/2032 (Callable 02/02/2026)(c)	2,055,000	2,057,687
4.00%, 09/01/2038 (Callable 09/01/2027)	885,000	885,890
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2040 (Callable 09/01/2035)	2,600,000	3,105,781
6.00%, 09/01/2043 (Callable 09/01/2035)	1,600,000	1,850,660
6.00%, 09/01/2045 (Callable 09/01/2035)	1,350,000	1,539,657
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	706,111
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,096,179
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	804,046
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2040 (Callable 09/01/2034)	500,000	548,110

	Par	Value
5.25%, 09/01/2041 (Callable 09/01/2034)	$685,000	$744,887
5.25%, 09/01/2042 (Callable 09/01/2034)	420,000	452,323
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	810,724
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	789,542
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2036 (Callable 09/01/2026)	4,980,000	5,031,101
5.00%, 09/01/2044 (Callable 01/28/2026)	1,740,000	1,740,557
		46,875,346
Kentucky - 1.4%
City of Ashland KY, 4.00%, 02/01/2036 (Callable 02/02/2026)	1,000,000	1,000,099
City of Newport KY, 2.00%, 02/01/2038 (Callable 02/01/2029)	620,000	489,550
City of Versailles KY, 3.00%, 08/15/2026 (Callable 02/02/2026)	3,000,000	2,986,949
County of Carroll KY, 3.38%, 02/01/2026 (Callable 01/23/2026)(c)	2,000,000	1,999,175
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,255,863
Kentucky Association of Counties Finance Corp., 3.00%, 02/01/2038 (Callable 02/01/2029)	1,210,000	1,089,312
Kentucky Economic Development Finance Authority
0.00%, 10/01/2026(e)	835,000	811,002
0.00%, 10/01/2027(e)	920,000	859,379
0.00%, 10/01/2028(e)	1,040,000	933,738
5.00%, 07/01/2033 (Callable 02/02/2026)	1,295,000	1,296,592
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,300,000	1,301,206
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,009,781
Kentucky Municipal Power Agency
5.00%, 09/01/2033 (Callable 09/01/2028)	1,160,000	1,206,827
5.00%, 09/01/2042 (Callable 01/28/2026)	2,000,000	2,000,771

The accompanying notes are an integral part of these financial statements.

268

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Public Energy Authority
4.00%, 08/01/2027	$570,000	$575,124
5.00%, 12/01/2033 (Callable 09/01/2033)	2,065,000	2,140,745
5.00%, 05/01/2036 (Callable 02/01/2036)	4,250,000	4,513,690
4.00%, 12/01/2050 (Callable 03/02/2026)(a)	5,575,000	5,622,255
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	14,000,000	14,809,718
Kentucky State Property & Building Commission, 5.00%, 04/01/2037 (Callable 04/01/2027)	2,500,000	2,555,166
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	274,075
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	281,839
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	332,607
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	595,481
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	548,834
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,102,890
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033 (Callable 04/01/2031)	475,000	414,355
5.00%, 10/01/2047 (Callable 07/01/2026)(a)	1,500,000	1,519,917
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	493,709
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,013,089
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	300,609
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	188,001
Rural Water Financing Agency, 2.88%, 08/01/2028 (Callable 02/01/2027)	4,875,000	4,838,822

	Par	Value
Tender Option Bond Trust Receipts/Certificates, 2.44%, 12/01/2041 (Callable 12/01/2027)(a)(b)	$10,420,000	$10,420,000
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	4,021,776
		76,802,946
Louisiana - 1.0%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	420,463
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	335,568
City of Ruston LA
5.00%, 09/01/2028	200,000	210,188
5.00%, 09/01/2029	250,000	267,241
5.00%, 09/01/2030	275,000	298,500
5.00%, 09/01/2031	300,000	329,291
5.00%, 09/01/2032	300,000	331,743
5.00%, 09/01/2033	330,000	367,144
5.00%, 09/01/2034	260,000	291,166
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	647,788
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,061,049
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	520,034
City of Shreveport LA
5.00%, 08/01/2027	1,630,000	1,678,123
5.00%, 03/01/2031	300,000	325,903
5.25%, 03/01/2037 (Callable 03/01/2035)	500,000	568,156
5.25%, 03/01/2038 (Callable 03/01/2035)	400,000	450,894
5.25%, 03/01/2039 (Callable 03/01/2035)	500,000	560,069
5.00%, 03/01/2041 (Callable 03/01/2035)	820,000	879,552
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,041,951
City of Shreveport LA Water & Sewer Revenue
4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,243,280
5.00%, 12/01/2036 (Callable 12/01/2027)	525,000	540,432
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027)(a)	655,000	617,753
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,194,564

The accompanying notes are an integral part of these financial statements.

269

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
Juban Crossing Economic Development District
5.00%, 09/15/2035	$675,000	$725,936
6.00%, 09/15/2045 (Callable 09/15/2030)	925,000	976,797
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	4,500,000	4,522,484
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	3,024,000	3,028,878
4.50%, 12/01/2047 (Callable 12/01/2027)	70,000	70,576
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	100,988
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	573,035
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	825,995
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	722,795
5.13%, 11/01/2050 (Callable 11/01/2035)(b)	3,500,000	3,462,668
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	346,337
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	817,141
Louisiana Public Facilities Authority
5.25%, 10/01/2031	2,280,000	2,461,230
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,045,522
5.00%, 12/15/2034 (Callable 12/15/2032)(b)	2,110,000	2,166,184
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,245,304
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	652,308
New Orleans Aviation Board
5.00%, 01/01/2033 (Callable 01/01/2028)	2,000,000	2,081,815
5.25%, 01/01/2043 (Callable 01/01/2034)(c)	5,000,000	5,330,339
5.00%, 10/01/2043 (Callable 10/01/2028)	1,000,000	1,020,937
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	411,748
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	532,481

	Par	Value
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034(e)	$815,000	$614,715
Rapides Parish School District No 52 Pineville
5.00%, 03/01/2031	175,000	193,091
5.00%, 03/01/2032	315,000	351,816
5.00%, 03/01/2033	225,000	253,627
5.00%, 03/01/2034	215,000	244,191
5.00%, 03/01/2035	215,000	244,360
5.25%, 03/01/2036 (Callable 03/01/2035)	175,000	200,297
5.25%, 03/01/2037 (Callable 03/01/2035)	225,000	254,916
5.25%, 03/01/2038 (Callable 03/01/2035)	245,000	275,156
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,803,452
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	879,740
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	504,136
		59,121,847
Maine - 0.3%
City of Lewiston ME, 1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,124,491
Finance Authority of Maine, 5.00%, 12/01/2034 (Callable 06/01/2034)(c)	1,355,000	1,450,707
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	258,987
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,631,694
5.00%, 07/01/2043 (Callable 07/01/2028)	3,700,000	3,768,595
Maine Municipal Bond Bank, 5.00%, 11/01/2038 (Callable 11/01/2029)	1,360,000	1,450,455
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 02/02/2026)	2,255,000	2,194,429
3.50%, 11/15/2047 (Callable 11/15/2026)	15,000	14,983
4.00%, 11/15/2049 (Callable 05/15/2028)	70,000	70,197
4.00%, 11/15/2050 (Callable 05/15/2029)	315,000	316,626
5.00%, 11/15/2052 (Callable 11/15/2031)	2,525,000	2,623,964
5.00%, 11/15/2052 (Callable 11/15/2031)	1,005,000	1,040,631

The accompanying notes are an integral part of these financial statements.

270

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
6.25%, 11/15/2055 (Callable 11/15/2033)	$2,820,000	$3,137,338
		19,083,097
Maryland - 0.5%
City of Baltimore MD, 5.00%, 10/15/2034 (Callable 10/15/2027)	2,000,000	2,069,245
County of Anne Arundel MD, 5.00%, 07/01/2034	325,000	370,281
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	138,635
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,274,122
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,607,025
Maryland Community Development Administration
2.70%, 09/01/2034 (Callable 03/01/2029)	2,000,000	1,845,631
3.50%, 03/01/2050 (Callable 03/01/2029)	590,000	588,494
5.00%, 09/01/2052 (Callable 03/01/2031)	5,585,000	5,794,491
Maryland Economic Development Corp., 5.00%, 10/01/2045 (Callable 10/01/2034)	2,500,000	2,560,987
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	309,788
5.00%, 07/01/2028	370,000	386,589
4.00%, 01/01/2029	980,000	998,578
5.00%, 01/01/2029	290,000	303,705
5.00%, 01/01/2030	185,000	196,233
5.00%, 07/01/2031 (Callable 07/01/2030)	705,000	752,750
5.25%, 07/01/2050 (Callable 07/01/2035)	1,475,000	1,530,115
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,073,986
Washington Suburban Sanitary Commission
1.25%, 06/01/2027 (Callable 01/02/2026)(a)	2,435,000	2,435,000
5.00%, 06/01/2038 (Callable 06/01/2026)	2,000,000	2,012,801
		27,248,456

	Par	Value
Massachusetts - 0.7%
Commonwealth of Massachusetts
4.00%, 04/01/2042 (Callable 02/02/2026)	$30,000	$29,999
5.00%, 04/01/2042 (Callable 04/01/2027)	1,500,000	1,521,799
5.25%, 09/01/2043 (Callable 09/01/2028)	7,750,000	8,032,493
5.25%, 04/01/2047 (Callable 04/01/2027)	2,380,000	2,408,660
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	5,800,000	5,064,610
Massachusetts Development Finance Agency
5.00%, 01/01/2031 (Callable 01/01/2027)	485,000	491,895
5.00%, 07/01/2035 (Callable 07/01/2026)	3,000,000	3,028,600
5.00%, 07/01/2036 (Callable 07/01/2026)	1,050,000	1,056,808
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,354,300
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026(c)	2,000,000	2,000,000
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 01/23/2026)	1,000,000	1,000,107
3.35%, 06/01/2027 (Callable 01/23/2026)	2,600,000	2,600,545
4.00%, 12/01/2028 (Callable 01/23/2026)	630,000	630,103
4.50%, 12/01/2048 (Callable 12/01/2027)	675,000	680,302
4.00%, 06/01/2049 (Callable 12/01/2028)	380,000	382,175
5.00%, 06/01/2050 (Callable 06/01/2032)	1,395,000	1,454,671
3.90%, 12/01/2050 (Callable 12/01/2028)(a)	3,200,000	3,255,753
Massachusetts Port Authority
5.00%, 07/01/2036 (Callable 07/01/2029)(c)	1,125,000	1,179,350
5.00%, 07/01/2044 (Callable 02/02/2026)	500,000	500,240
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,875,000	2,947,162
		39,619,572

The accompanying notes are an integral part of these financial statements.

271

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - 3.0%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	$900,000	$1,021,022
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,053,334
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	809,678
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,137,650
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,186,344
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	374,354
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	837,152
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,092,283
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,539,477
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,635,875
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	945,823
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,106,253
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	744,077
Chelsea School District/MI
5.00%, 05/01/2037 (Callable 05/01/2035)	570,000	642,569
5.00%, 05/01/2038 (Callable 05/01/2035)	695,000	776,218
5.00%, 05/01/2039 (Callable 05/01/2035)	795,000	883,960
5.00%, 05/01/2040 (Callable 05/01/2035)	1,345,000	1,476,581
5.00%, 05/01/2041 (Callable 05/01/2035)	1,420,000	1,544,359
City of Albion MI Water Supply System Revenue, 5.50%, 04/01/2045 (Callable 04/01/2035)	600,000	651,458
City of Detroit MI
5.25%, 05/01/2028	275,000	287,937
5.25%, 05/01/2029	685,000	730,700
5.25%, 05/01/2030	680,000	737,907
5.25%, 05/01/2031	575,000	632,959
5.25%, 05/01/2032	600,000	668,459
5.25%, 05/01/2033	550,000	618,542
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	569,653

	Par	Value
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	$635,000	$654,715
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	909,550
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	306,076
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	323,468
Detroit City School District
5.00%, 05/01/2034 (Callable 05/01/2030)	2,500,000	2,693,948
5.00%, 05/01/2036 (Callable 05/01/2030)	1,000,000	1,068,911
5.00%, 05/01/2037 (Callable 05/01/2030)	1,000,000	1,067,929
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	992,969
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2037 (Callable 05/01/2035)	250,000	283,111
5.00%, 05/01/2038 (Callable 05/01/2035)	375,000	421,680
5.00%, 05/01/2039 (Callable 05/01/2035)	440,000	491,456
5.00%, 05/01/2040 (Callable 05/01/2035)	400,000	442,017
5.00%, 05/01/2041 (Callable 05/01/2035)	500,000	546,771
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	748,802
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	804,071
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	632,160
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	877,695
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,484,975
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,558,282
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,037,149
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,045,183
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,805,894

The accompanying notes are an integral part of these financial statements.

272

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.00%, 07/01/2046 (Callable 07/01/2026)	$2,000,000	$2,009,089
Holland Area Community Swimming Pool Authority, 5.00%, 05/01/2039 (Callable 05/01/2029)	835,000	879,346
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	245,427
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	415,360
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	267,444
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	447,880
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	547,613
Kalamazoo Hospital Finance Authority
4.00%, 05/15/2031 (Callable 05/15/2026)	3,030,000	3,037,859
4.00%, 05/15/2032 (Callable 05/15/2026)	3,330,000	3,337,370
L’Anse Creuse Public Schools
5.00%, 05/01/2043 (Callable 05/01/2035)	855,000	921,320
5.00%, 05/01/2044 (Callable 05/01/2035)	1,300,000	1,389,255
Lansing School District, 5.00%, 05/01/2037 (Callable 05/01/2029)	305,000	320,893
Michigan Finance Authority
5.25%, 02/01/2027	1,050,000	1,057,243
4.00%, 01/01/2028 (Callable 04/01/2027)	10,000,000	10,022,646
5.00%, 11/01/2028	1,025,000	1,062,335
4.00%, 02/01/2029 (Callable 02/01/2027)	840,000	840,260
5.00%, 09/01/2029	400,000	405,605
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	445,266
5.00%, 08/31/2031	1,000,000	1,102,997
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	594,292
5.00%, 05/15/2034 (Callable 02/02/2026)	2,500,000	2,508,168
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,037,440
5.00%, 07/01/2037 (Callable 07/01/2035)	1,000,000	1,125,919
5.00%, 12/01/2037 (Callable 12/01/2027)	8,245,000	8,508,217
5.00%, 07/01/2038 (Callable 07/01/2035)	1,000,000	1,121,785

	Par	Value
5.00%, 07/01/2039 (Callable 07/01/2035)	$1,000,000	$1,115,585
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	545,267
5.00%, 07/01/2040 (Callable 07/01/2035)	1,000,000	1,107,356
5.25%, 02/28/2041 (Callable 02/28/2034)	1,610,000	1,738,849
5.00%, 07/01/2041 (Callable 07/01/2035)	850,000	931,744
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,513,309
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	533,390
5.00%, 11/01/2044 (Callable 02/02/2026)	2,000,000	2,000,775
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	2,950,000	2,963,306
Michigan State Building Authority, 5.00%, 10/15/2033 (Callable 10/15/2026)	1,245,000	1,267,046
Michigan State Housing Development Authority
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	561,000	562,308
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	425,000	425,991
3.63%, 10/01/2029 (Callable 01/23/2026)	1,500,000	1,500,006
2.95%, 11/01/2029 (Callable 05/01/2028)(a)	2,075,000	2,071,464
3.70%, 04/01/2030 (Callable 04/01/2026)	6,250,000	6,252,811
3.25%, 10/01/2037 (Callable 02/02/2026)	1,745,000	1,667,355
3.80%, 07/01/2041 (Callable 07/01/2026)(a)	2,250,000	2,256,698
4.25%, 06/01/2049 (Callable 12/01/2027)	475,000	478,392
4.25%, 12/01/2049 (Callable 06/01/2028)	535,000	540,746
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,177,091
3.50%, 12/01/2050 (Callable 06/01/2029)	2,270,000	2,265,541
5.00%, 06/01/2053 (Callable 12/01/2031)	1,905,000	1,985,199
5.50%, 06/01/2053 (Callable 12/01/2031)	1,790,000	1,890,603
5.75%, 06/01/2054 (Callable 12/01/2032)	4,140,000	4,445,999
6.00%, 06/01/2054 (Callable 06/01/2033)	5,885,000	6,386,796
6.25%, 12/01/2055 (Callable 12/01/2033)	2,730,000	3,026,421

The accompanying notes are an integral part of these financial statements.

273

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	$325,000	$333,844
Oakland University, 5.00%, 07/01/2031 (Callable 07/01/2026)	3,700,000	3,704,048
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,506,088
Potterville Public Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	935,000	1,041,272
5.00%, 05/01/2041 (Callable 05/01/2035)	985,000	1,085,864
5.00%, 05/01/2043 (Callable 05/01/2035)	830,000	895,724
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	552,232
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,130,065
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	895,656
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,344,149
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	857,232
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,476,028
Van Dyke Public Schools, 5.25%, 05/01/2045 (Callable 05/01/2035)	2,600,000	2,692,277
Walled Lake Consolidated School District, 5.00%, 05/01/2050 (Callable 05/01/2030)	1,000,000	1,029,162
Wayne County Airport Authority
5.00%, 12/01/2031 (Callable 12/01/2027)	690,000	715,629
5.00%, 12/01/2031(c)	500,000	546,511
5.00%, 12/01/2032(c)	420,000	462,680
5.00%, 12/01/2033(c)	325,000	360,222
5.00%, 12/01/2038 (Callable 12/01/2028)	1,700,000	1,773,933
Western Michigan University
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	403,373
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	428,264
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	447,985
		169,884,751

	Par	Value
Minnesota - 1.6%
City of Maple Grove MN
5.00%, 05/01/2027	$1,600,000	$1,624,315
5.00%, 05/01/2028 (Callable 05/01/2027)	1,000,000	1,013,906
5.00%, 05/01/2029 (Callable 05/01/2027)	1,500,000	1,523,947
5.00%, 05/01/2030 (Callable 05/01/2027)	850,000	863,087
5.00%, 09/01/2030 (Callable 02/02/2026)	610,000	610,543
5.00%, 05/01/2031 (Callable 05/01/2027)	1,025,000	1,040,190
5.00%, 05/01/2032 (Callable 05/01/2027)	500,000	507,046
City of Minneapolis MN
5.00%, 11/15/2030 (Callable 01/23/2026)	1,000,000	1,000,789
5.00%, 11/15/2034 (Callable 01/23/2026)	680,000	680,437
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,101,111
5.00%, 11/15/2052 (Callable 05/15/2028)(a)	9,305,000	9,807,214
City of Virginia MN, 5.00%, 12/15/2026 (Callable 02/02/2026)	8,000,000	8,007,125
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,402,677
Duluth Economic Development Authority
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	709,449
5.00%, 02/15/2037 (Callable 02/15/2028)	1,800,000	1,857,061
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	4,468,936	4,523,459
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/02/2026)	75,000	70,531
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,156,946
5.00%, 12/01/2030	300,000	318,031
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,947,647
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,662,778
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,164,973

The accompanying notes are an integral part of these financial statements.

274

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
4.00%, 10/01/2040 (Callable 10/01/2030)	$1,030,000	$1,036,473
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,006,015
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	999,249
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	2,000,000	2,120,938
Minnesota Housing Finance Agency
3.60%, 07/01/2033 (Callable 02/02/2026)	400,000	400,049
3.10%, 07/01/2035 (Callable 02/02/2026)	1,485,000	1,429,674
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	1,013,371
2.90%, 01/01/2045 (Callable 07/01/2031)	1,825,000	1,455,225
4.00%, 01/01/2047 (Callable 02/02/2026)	30,000	30,014
3.75%, 01/01/2050 (Callable 01/01/2029)	1,260,000	1,260,915
5.75%, 07/01/2053 (Callable 01/01/2033)	2,735,000	2,906,227
6.00%, 07/01/2053 (Callable 01/01/2033)	2,540,000	2,721,877
6.25%, 01/01/2056 (Callable 07/01/2033)	9,245,000	10,261,166
Minnesota Rural Water Finance Authority, Inc., 3.30%, 08/01/2026 (Callable 02/02/2026)	5,000,000	5,001,192
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	826,205
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,017,583
State of Minnesota
5.00%, 08/01/2038 (Callable 08/01/2030)	5,000,000	5,407,838
5.00%, 08/01/2038 (Callable 08/01/2029)	2,210,000	2,355,494
Willmar Independent School District No 347, 3.00%, 02/01/2036 (Callable 02/01/2032)	2,550,000	2,493,126
Zumbro Education District
4.00%, 02/01/2029	350,000	350,818
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	365,797
		88,052,508
Mississippi - 2.2%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	502,346
Canton Public School District
5.25%, 01/01/2038 (Callable 01/01/2035)	500,000	566,468

	Par	Value
5.25%, 01/01/2041 (Callable 01/01/2035)	$375,000	$411,494
5.25%, 01/01/2043 (Callable 01/01/2035)	525,000	566,063
5.25%, 01/01/2044 (Callable 01/01/2035)	200,000	214,237
5.25%, 01/01/2045 (Callable 01/01/2035)	180,000	191,883
City of Flowood MS, 0.90%, 03/01/2030 (Callable 03/01/2026)(b)	2,517,000	2,327,550
City of Gluckstadt MS
6.00%, 06/01/2027	285,000	293,028
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	387,962
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	424,439
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	104,662
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	103,175
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	505,066
5.00%, 06/01/2036 (Callable 06/01/2028)	25,000	25,739
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	502,890
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	288,650
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	308,463
City of Pearl MS
5.50%, 09/01/2028	310,000	328,008
5.50%, 09/01/2029	325,000	350,422
City of Ridgeland MS
3.00%, 10/01/2026	1,100,000	1,093,994
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	674,578
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2033	305,000	346,444
5.00%, 02/01/2034 (Callable 02/01/2033)	320,000	361,227
5.00%, 02/01/2035 (Callable 02/01/2033)	340,000	381,568
5.00%, 02/01/2036 (Callable 02/01/2033)	355,000	395,634
5.00%, 02/01/2037 (Callable 02/01/2033)	375,000	414,467
3.75%, 02/01/2044 (Callable 02/01/2033)	495,000	448,925
County of Hinds MS
3.25%, 08/01/2036 (Callable 08/01/2027)	15,000	12,984
4.63%, 09/01/2054 (Callable 09/01/2029)(b)	4,000,000	3,693,616

The accompanying notes are an integral part of these financial statements.

275

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	$610,000	$685,093
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	612,541
6.00%, 09/01/2048 (Callable 09/01/2033)	6,950,000	7,577,553
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,243,183
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 02/02/2026)(b)	3,500,000	2,418,788
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 02/02/2026)	1,100,000	1,101,358
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	506,794
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,419,173
Mississippi Business Finance Corp.
3.20%, 09/01/2028 (Callable 02/02/2026)	2,100,000	2,100,344
1.20%, 12/01/2030 (Callable 02/02/2026)(a)	1,325,000	1,325,000
Mississippi Development Bank
5.00%, 05/01/2027	250,000	256,951
5.00%, 11/01/2027	850,000	858,747
4.00%, 03/01/2028	75,000	75,546
5.00%, 03/01/2028 (Callable 03/01/2027)	2,000,000	2,017,984
5.00%, 05/01/2028	500,000	523,708
5.00%, 05/01/2029	200,000	213,486
5.00%, 09/01/2029	1,900,000	1,927,273
5.00%, 09/01/2030	1,470,000	1,490,528
5.00%, 11/01/2031 (Callable 11/01/2027)	135,000	136,841
5.00%, 03/01/2032 (Callable 03/01/2027)	1,000,000	1,008,541
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	501,885
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	289,506
5.00%, 08/01/2034 (Callable 08/01/2029)	640,000	658,424
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,051,421
5.00%, 04/01/2035 (Callable 04/01/2033)	500,000	551,891
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	211,982
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	410,205
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	301,972

	Par	Value
5.00%, 03/01/2036	$5,000,000	$5,343,827
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	380,291
5.00%, 06/01/2036 (Callable 06/01/2035)	405,000	462,397
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	252,946
5.25%, 07/01/2036 (Callable 07/01/2035)	500,000	587,014
5.00%, 02/01/2037 (Callable 02/01/2029)	200,000	210,252
5.00%, 06/01/2037 (Callable 06/01/2035)	580,000	657,337
5.00%, 06/01/2037 (Callable 06/01/2035)	530,000	599,755
5.25%, 07/01/2037 (Callable 07/01/2035)	500,000	581,823
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	278,559
5.00%, 06/01/2038 (Callable 06/01/2035)	555,000	623,250
5.25%, 06/01/2038 (Callable 06/01/2035)	550,000	629,078
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	246,746
5.25%, 07/01/2038 (Callable 07/01/2035)	350,000	404,241
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,360,848
5.00%, 06/01/2039 (Callable 06/01/2035)	580,000	646,847
5.25%, 06/01/2039 (Callable 06/01/2035)	580,000	658,862
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	391,390
5.25%, 07/01/2039 (Callable 07/01/2035)	800,000	917,499
5.00%, 05/01/2040 (Callable 05/01/2033)	1,045,000	1,117,678
5.25%, 06/01/2040 (Callable 06/01/2035)	610,000	683,061
5.25%, 06/01/2040 (Callable 06/01/2035)	410,000	459,452
5.25%, 07/01/2040 (Callable 07/01/2035)	800,000	905,578
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	371,594
5.25%, 06/01/2041 (Callable 06/01/2035)	645,000	714,967
5.25%, 06/01/2041 (Callable 06/01/2035)	645,000	714,430
5.25%, 07/01/2041 (Callable 07/01/2035)	450,000	501,916
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	510,058
5.00%, 05/01/2042 (Callable 05/01/2033)	1,155,000	1,209,632
5.25%, 06/01/2042 (Callable 06/01/2035)	500,000	548,111

The accompanying notes are an integral part of these financial statements.

276

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
5.25%, 06/01/2042 (Callable 06/01/2035)	$425,000	$465,545
5.00%, 03/01/2043 (Callable 03/01/2028)	1,000,000	1,019,081
5.00%, 05/01/2043 (Callable 05/01/2033)	2,420,000	2,513,589
5.00%, 05/01/2043 (Callable 05/01/2033)	1,360,000	1,432,590
5.25%, 06/01/2043 (Callable 06/01/2035)	460,000	498,814
4.50%, 05/01/2044 (Callable 05/01/2033)	1,200,000	1,194,380
5.25%, 06/01/2044 (Callable 06/01/2035)	500,000	537,717
5.00%, 03/01/2045 (Callable 03/01/2034)	1,750,000	1,800,295
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,337,622
5.00%, 05/01/2045 (Callable 05/01/2033)	1,315,000	1,348,596
5.25%, 06/01/2045 (Callable 06/01/2035)	490,000	523,154
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,585,433
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,114,624
5.00%, 05/01/2049 (Callable 05/01/2033)	2,935,000	3,028,082
5.00%, 06/01/2050 (Callable 06/01/2035)	600,000	620,125
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,980,936
5.00%, 12/01/2039 (Callable 06/01/2033)	1,210,000	1,307,140
4.55%, 04/01/2042	4,535,000	4,613,003
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	2,000,604
4.80%, 12/01/2049 (Callable 06/01/2033)	6,030,000	6,058,874
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	768,120
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	672,398
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,606,563
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	159,282
State of Mississippi, 5.00%, 10/01/2041 (Callable 10/01/2034)	1,205,000	1,312,436

	Par	Value
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2032 (Callable 10/15/2028)	$1,000,000	$1,054,605
5.00%, 10/15/2034 (Callable 02/02/2026)	1,000,000	1,001,026
5.00%, 10/15/2035 (Callable 02/02/2026)	950,000	950,878
5.00%, 10/15/2036 (Callable 10/15/2028)	2,250,000	2,349,380
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,577,649
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	825,394
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	983,640
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	154,290
		125,068,004
Missouri - 3.2%
Antonia Fire Protection District
5.25%, 03/01/2040 (Callable 03/01/2033)	175,000	192,151
5.25%, 03/01/2041 (Callable 03/01/2033)	180,000	196,161
5.25%, 03/01/2042 (Callable 03/01/2033)	190,000	205,282
5.25%, 03/01/2043 (Callable 03/01/2033)	300,000	321,435
5.25%, 03/01/2044 (Callable 03/01/2033)	170,000	180,635
Boone County Reorganized School District No R-6 Centralia
5.50%, 03/01/2043 (Callable 03/01/2034)	705,000	780,665
5.50%, 03/01/2044 (Callable 03/01/2034)	1,255,000	1,377,822
5.50%, 03/01/2045 (Callable 03/01/2034)	665,000	725,810
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,337,607
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	822,508
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,104,624
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,723,391
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,799,766
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,607,259

The accompanying notes are an integral part of these financial statements.

277

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 03/01/2041 (Callable 03/01/2032)	$1,975,000	$2,103,330
5.00%, 03/01/2043 (Callable 03/01/2032)	1,175,000	1,236,635
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	172,384
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,138,654
City of St Louis MO Airport Revenue
5.00%, 07/01/2036 (Callable 07/01/2027)(c)	1,000,000	1,019,208
5.00%, 07/01/2037 (Callable 07/01/2027)(c)	1,000,000	1,017,511
5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	444,157
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	700,000	728,497
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,312,822
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	616,465
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	922,744
De Soto School District No 73
5.00%, 03/01/2041 (Callable 03/01/2030)	1,450,000	1,539,087
5.00%, 03/01/2042 (Callable 03/01/2030)	850,000	898,600
Dexter School District No R-11 Stoddard/MO
5.00%, 03/01/2039 (Callable 03/01/2030)	1,400,000	1,474,350
5.00%, 03/01/2040 (Callable 03/01/2030)	2,250,000	2,352,658
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,825,552
Grain Valley No R-V School District, 5.00%, 03/01/2038 (Callable 03/01/2028)	4,625,000	4,799,296
Hazelwood School District, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,355,000	1,435,887
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026	410,000	412,052
5.00%, 09/01/2027	280,000	284,151
5.00%, 09/01/2030 (Callable 09/01/2029)	475,000	485,602

	Par	Value
4.50%, 10/01/2030(b)	$900,000	$898,303
5.00%, 05/15/2031 (Callable 05/15/2026)	1,175,000	1,184,631
5.00%, 11/15/2032 (Callable 08/15/2032)	2,775,000	3,094,120
5.00%, 02/01/2034 (Callable 01/23/2026)	950,000	971,622
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	649,276
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	447,442
5.00%, 11/15/2041 (Callable 11/15/2035)	800,000	861,619
5.00%, 11/15/2042 (Callable 11/15/2035)	700,000	744,086
5.00%, 11/15/2043 (Callable 11/15/2035)	800,000	841,439
Jackson County Consolidated School District No 4, 5.75%, 03/01/2045 (Callable 03/01/2035)	1,000,000	1,117,938
Jackson County Reorganized School District No 7/MO
6.00%, 03/01/2043 (Callable 03/01/2035)	1,750,000	2,023,740
6.00%, 03/01/2044 (Callable 03/01/2035)	1,500,000	1,720,855
6.00%, 03/01/2045 (Callable 03/01/2035)	1,000,000	1,138,434
Jackson County School District No R-IV Blue Springs, 5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,529,696
Jackson County School District No R-VI Oak Grove
5.50%, 03/01/2037 (Callable 03/01/2033)	185,000	211,130
5.25%, 03/01/2038 (Callable 03/01/2033)	450,000	502,259
5.25%, 03/01/2039 (Callable 03/01/2033)	275,000	305,509
5.25%, 03/01/2040 (Callable 03/01/2033)	225,000	248,228
5.25%, 03/01/2041 (Callable 03/01/2033)	425,000	465,362
5.25%, 03/01/2042 (Callable 03/01/2033)	250,000	271,228
5.25%, 03/01/2044 (Callable 03/01/2033)	400,000	427,037
Jefferson City School District/MO, 5.50%, 03/01/2045 (Callable 03/01/2033)	1,900,000	2,059,004
Kansas City Industrial Development Authority
4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	464,022
5.00%, 03/01/2035 (Callable 03/01/2029)(c)	5,925,000	6,191,739

The accompanying notes are an integral part of these financial statements.

278

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 03/01/2036 (Callable 03/01/2029)(c)	$5,000,000	$5,208,809
5.00%, 03/01/2039 (Callable 03/01/2029)(c)	5,000,000	5,161,642
Lindbergh School District, 5.50%, 03/01/2038 (Callable 03/01/2032)	2,000,000	2,260,343
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	824,573
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	924,225
Meramec Valley School District No R-III, 3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	344,689
Meramec Volunteer Ambulance Service, Inc.
5.00%, 03/01/2033	90,000	101,810
5.00%, 03/01/2035 (Callable 03/01/2034)	175,000	199,035
Missouri Development Finance Board
5.50%, 12/01/2041 (Callable 12/01/2033)	555,000	614,845
5.50%, 12/01/2043 (Callable 12/01/2033)	400,000	434,809
5.50%, 12/01/2044 (Callable 12/01/2033)	540,000	581,957
5.50%, 12/01/2045 (Callable 12/01/2033)	820,000	877,569
5.50%, 12/01/2046 (Callable 12/01/2033)	500,000	532,350
5.50%, 12/01/2047 (Callable 12/01/2033)	650,000	689,711
Missouri Housing Development Commission
3.25%, 11/01/2052 (Callable 11/01/2030)	2,930,000	2,901,993
5.50%, 05/01/2055 (Callable 05/01/2033)	3,490,000	3,748,165
6.00%, 05/01/2055 (Callable 05/01/2033)	4,950,000	5,498,618
5.75%, 05/01/2056 (Callable 05/01/2033)	4,220,000	4,606,793
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	952,988
5.00%, 06/01/2033	785,000	893,987
5.00%, 06/01/2033	300,000	334,799
5.00%, 06/01/2034	825,000	946,575
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	101,574
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	111,231
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	110,018

	Par	Value
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	$875,000	$904,034
Nodaway County School District No R-II Maryville
5.00%, 03/01/2041 (Callable 03/01/2030)	1,100,000	1,163,202
5.00%, 03/01/2042 (Callable 03/01/2030)	1,850,000	1,946,981
Normandy Schools Collaborative, 3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,458,939
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,268,193
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,290,452
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,261,161
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,573,228
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,570,472
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	836,362
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	913,436
Northwest Missouri State University
5.00%, 06/01/2027	560,000	573,825
5.00%, 06/01/2028	1,595,000	1,661,465
5.00%, 06/01/2029	500,000	528,487
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,155,922
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2042 (Callable 04/15/2030)	2,150,000	2,240,534
Platte County R-III School District
6.25%, 03/01/2042 (Callable 03/01/2035)	3,095,000	3,657,747
6.25%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,162,050
6.25%, 03/01/2045 (Callable 03/01/2035)	2,600,000	3,002,585
Ray County 911 Emergency Services Board
5.00%, 04/01/2034	150,000	167,457
5.00%, 04/01/2037 (Callable 04/01/2034)	350,000	382,303
5.00%, 04/01/2040 (Callable 04/01/2034)	325,000	348,297
5.00%, 04/01/2043 (Callable 04/01/2034)	150,000	156,145
5.00%, 04/01/2047 (Callable 04/01/2034)	150,000	153,291

The accompanying notes are an integral part of these financial statements.

279

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Republic School District No R-3, 6.50%, 03/01/2045 (Callable 03/01/2035)	$1,375,000	$1,616,120
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	911,689
5.50%, 04/01/2040 (Callable 04/01/2032)	1,575,000	1,721,429
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	711,671
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	596,661
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,905,000	3,076,798
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,042,209
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,564,937
St Louis Municipal Finance Corp.
0.00%, 07/15/2028(b)(e)	1,215,000	1,111,656
4.00%, 02/15/2029 (Callable 02/15/2026)	2,165,000	2,167,267
0.00%, 07/15/2029(b)(e)	1,155,000	1,020,989
0.00%, 07/15/2034(e)	3,000,000	2,190,066
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,361,488
St Louis Municipal Library District, 3.00%, 03/15/2039 (Callable 03/15/2030)	500,000	442,013
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,005,000	2,057,177
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	549,999
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,344,638
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,228,407
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,251,958
Warren County School District No R-III
5.00%, 03/01/2041 (Callable 03/01/2030)	2,800,000	2,894,384
5.00%, 03/01/2042 (Callable 03/01/2030)	2,225,000	2,293,986
5.00%, 03/01/2044 (Callable 03/01/2030)	500,000	516,854

	Par	Value
Warrenton Fire Protection District
5.00%, 03/01/2030	$225,000	$243,068
5.00%, 03/01/2031	180,000	196,690
5.00%, 03/01/2032	190,000	209,366
5.00%, 03/01/2033	200,000	222,692
5.00%, 03/01/2034	210,000	235,583
		183,082,948
Montana - 0.5%
City of Belgrade MT Water System Revenue
5.00%, 07/01/2042 (Callable 07/01/2035)	100,000	107,404
5.00%, 07/01/2043 (Callable 07/01/2035)	430,000	456,904
5.00%, 07/01/2044 (Callable 07/01/2035)	400,000	421,408
5.00%, 07/01/2045 (Callable 07/01/2035)	200,000	209,133
5.00%, 07/01/2050 (Callable 07/01/2035)	790,000	815,887
5.00%, 07/01/2055 (Callable 07/01/2035)	1,485,000	1,525,321
City of Billings MT
5.00%, 07/01/2031	300,000	327,824
5.00%, 07/01/2032	300,000	331,258
5.00%, 07/01/2033	325,000	361,646
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	237,752
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,219,523
3.88%, 10/01/2032	2,750,000	2,831,484
County of Gallatin MT Rural Improvement District No 396
4.60%, 06/30/2039 (Callable 06/30/2035)	1,455,000	1,536,678
5.00%, 06/30/2044 (Callable 06/30/2035)	265,000	272,094
5.05%, 06/30/2045 (Callable 06/30/2035)	230,000	235,484
5.10%, 06/30/2047 (Callable 06/30/2035)	505,000	516,296
5.15%, 06/30/2050 (Callable 06/30/2035)	1,800,000	1,836,943
5.20%, 06/30/2055 (Callable 06/30/2035)	3,000,000	3,063,505
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	502,460
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	319,265
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	477,535

The accompanying notes are an integral part of these financial statements.

280

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - (Continued)
Lake County School District No 23 Polson, 5.25%, 07/01/2041 (Callable 07/01/2033)	$625,000	$687,619
Montana Board of Housing
3.60%, 12/01/2030 (Callable 01/23/2026)	245,000	245,049
3.75%, 12/01/2038 (Callable 12/01/2027)	285,000	285,254
4.00%, 06/01/2049 (Callable 12/01/2027)	355,000	355,683
4.60%, 12/01/2049 (Callable 06/01/2033)	2,495,000	2,451,256
6.00%, 12/01/2053 (Callable 12/01/2032)	1,895,000	2,038,438
4.65%, 06/01/2054 (Callable 06/01/2033)	1,995,000	1,983,233
6.25%, 06/01/2054 (Callable 12/01/2032)	1,670,000	1,810,742
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 02/02/2026)	765,000	765,946
5.00%, 06/01/2029 (Callable 02/02/2026)	715,000	716,056
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	711,147
		29,656,227
Nebraska - 0.6%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	7,200,000	7,679,053
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	4,500,000	4,795,247
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,518,008
City of McCook NE, 4.50%, 09/01/2027 (Callable 09/01/2026)	2,870,000	2,905,304
City of Wayne NE, 5.00%, 12/15/2035 (Callable 10/16/2030)	1,000,000	1,060,101
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	204,834
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	503,059
Douglas County Hospital Authority No 2
5.00%, 05/15/2029 (Callable 02/02/2026)	2,125,000	2,126,430
5.25%, 11/01/2041 (Callable 11/01/2035)	575,000	638,960

	Par	Value
5.25%, 11/01/2042 (Callable 11/01/2035)	$575,000	$630,210
5.25%, 11/01/2043 (Callable 11/01/2035)	850,000	918,324
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 02/02/2026)	275,000	271,761
3.50%, 09/01/2046 (Callable 02/02/2026)	25,000	24,988
5.50%, 03/01/2052 (Callable 03/01/2032)	3,635,000	3,841,539
6.25%, 09/01/2055 (Callable 03/01/2034)	2,750,000	3,068,553
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026)(c)	550,000	560,201
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,129,462
		33,876,034
Nevada - 0.4%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	517,024
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,552,705
County of Clark NV
5.00%, 06/01/2035 (Callable 06/01/2028)	1,280,000	1,341,368
3.75%, 01/01/2036(a)	1,500,000	1,501,643
County of Washoe NV
3.63%, 03/01/2036(a)	4,015,000	4,061,736
3.63%, 03/01/2036(a)	1,000,000	1,011,640
County of Washoe NV Gas Tax Revenue, 5.00%, 02/01/2042 (Callable 02/01/2029)	1,530,000	1,584,266
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,218,116
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	201,238
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	948,510
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,582,675
Nevada Housing Division
4.00%, 04/01/2049 (Callable 10/01/2028)	680,000	682,892
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,420,054
4.00%, 10/01/2049 (Callable 10/01/2028)	135,000	135,583
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,290,000	3,644,610
		23,404,060

The accompanying notes are an integral part of these financial statements.

281

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - 0.8%
New Hampshire Business Finance Authority
4.00%, 10/20/2036	$2,867,566	$2,845,124
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	636,164
4.17%, 01/20/2041	4,967,387	4,922,848
4.79%, 02/20/2041(a)	8,494,221	8,900,325
4.22%, 11/20/2042(a)	9,965,689	9,723,233
4.16%, 10/01/2051(a)	1,982,650	1,964,937
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	283,548
5.00%, 07/01/2036 (Callable 07/01/2027)	1,025,000	1,051,601
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	6,750,000	6,772,384
5.00%, 10/01/2038 (Callable 10/01/2026)	1,310,000	1,319,802
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,520,000	4,842,244
		43,262,210
New Jersey - 1.8%
Atlantic City Board of Education, 3.40%, 08/15/2027(b)	2,245,000	2,252,197
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	3,000,000	3,009,412
City of Newark NJ
5.00%, 07/15/2026	1,750,000	1,768,871
5.00%, 07/15/2028	1,725,000	1,814,322
5.00%, 07/15/2029	1,145,000	1,227,227
Gloucester County Improvement Authority, 5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	897,123
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,815,177
1.00%, 08/15/2027	2,850,000	2,755,445
New Jersey Economic Development Authority, 3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	88,532
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2035 (Callable 07/01/2027)	485,000	496,533
5.00%, 10/01/2035 (Callable 04/01/2028)	2,620,000	2,726,479
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2026(c)	2,000,000	2,028,650
5.00%, 12/01/2027(c)	375,000	386,777
5.00%, 12/01/2031(c)	4,515,000	4,800,046
5.00%, 12/01/2031(c)	1,500,000	1,605,360

	Par	Value
4.50%, 12/01/2045 (Callable 12/01/2035)(c)	$11,000,000	$11,291,636
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	1,220,000	1,236,728
4.75%, 10/01/2050 (Callable 04/01/2028)	130,000	131,894
5.00%, 10/01/2053 (Callable 04/01/2031)	1,890,000	1,963,908
6.50%, 04/01/2056 (Callable 04/01/2033)	3,000,000	3,368,753
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	6,410,000	6,237,142
0.00%, 12/15/2027(e)	1,360,000	1,291,635
0.00%, 12/15/2027(e)	820,000	774,741
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,478,544
0.00%, 12/15/2029(e)	12,590,000	11,248,183
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,017,859
0.00%, 12/15/2031(e)	7,000,000	5,832,676
5.00%, 06/15/2033	10,000,000	11,428,174
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,501,706
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	506,194
0.00%, 12/15/2038(e)	5,145,000	3,183,578
5.00%, 06/15/2044 (Callable 12/15/2028)	5,500,000	5,616,472
Newark Housing Authority
5.00%, 01/01/2032	1,055,000	1,135,076
5.00%, 12/01/2038 (Callable 12/01/2026)	415,000	419,905
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,475,198
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	1,000,000	947,030
Township of Clark NJ, 2.50%, 10/01/2031 (Callable 10/01/2026)	500,000	481,143
		103,240,326
New Mexico - 0.3%
Albuquerque Municipal School District No 12, 5.00%, 08/01/2035 (Callable 08/01/2028)	1,230,000	1,293,287
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	853,892
City of Farmington NM, 3.88%, 06/01/2040(a)	1,500,000	1,524,526

The accompanying notes are an integral part of these financial statements.

282

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	$300,000	$308,290
4.00%, 12/01/2029	335,000	345,383
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	427,230
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,431,273
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	849,409
4.60%, 09/01/2049 (Callable 03/01/2033)	1,955,000	1,924,660
3.50%, 07/01/2050 (Callable 01/01/2029)	410,000	408,847
2.80%, 09/01/2052 (Callable 03/01/2031)	3,945,000	2,856,613
5.25%, 03/01/2053 (Callable 03/01/2032)	2,625,000	2,766,642
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	524,146
Silver City Consolidated School District No 1, 6.00%, 08/01/2036 (Callable 08/01/2034)	420,000	499,270
Village of Los Ranchos de Albuquerque NM
5.00%, 09/01/2026	150,000	151,836
5.00%, 09/01/2030	125,000	135,960
		16,301,264
New York - 2.8%
Albany Capital Resource Corp.
5.00%, 05/01/2040 (Callable 05/01/2035)	1,145,000	1,258,432
5.25%, 05/01/2041 (Callable 05/01/2035)	1,500,000	1,655,644
5.25%, 05/01/2042 (Callable 05/01/2035)	1,500,000	1,635,316
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	730,194
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 02/02/2026)(b)	512,500	511,420
Build NYC Resource Corp.
4.13%, 12/01/2035	1,000,000	1,043,072
5.00%, 12/01/2041 (Callable 12/01/2035)	1,500,000	1,622,929
5.38%, 12/01/2046 (Callable 12/01/2035)	1,000,000	1,070,624
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,900,039

	Par	Value
City of New York NY
4.00%, 08/01/2029 (Callable 08/01/2026)	$500,000	$502,497
5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,280,605
Clinton County Capital Resource Corp., 4.00%, 07/01/2034(b)	7,635,000	7,825,336
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,142,931
Hudson Yards Infrastructure Corp., 5.00%, 02/15/2042 (Callable 02/15/2027)	4,000,000	4,056,240
Huntington Local Development Corp., 4.00%, 07/01/2027	720,000	708,112
Jamestown City School District, 4.00%, 07/17/2026	5,149,685	5,184,204
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028)(a)	4,040,000	4,047,812
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,911,219	5,200,980
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	1,610,000	1,432,177
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,524,246
3.40%, 11/01/2062 (Callable 01/23/2026)(a)	6,280,000	6,280,496
3.40%, 11/01/2064 (Callable 12/01/2027)(a)	5,000,000	5,024,831
3.75%, 05/01/2065 (Callable 05/01/2028)(a)	13,000,000	13,200,932
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	1,000,000	1,027,186
5.00%, 06/15/2039 (Callable 06/15/2028)	2,250,000	2,335,501
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	656,789
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2034 (Callable 07/15/2027)	5,000,000	5,155,283
New York City Transitional Finance Authority Future Tax Secured Revenue
5.25%, 08/01/2037 (Callable 08/01/2028)	3,305,000	3,463,958
5.00%, 08/01/2038 (Callable 08/01/2027)	1,400,000	1,439,577
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,344,743

The accompanying notes are an integral part of these financial statements.

283

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
5.50%, 11/01/2045 (Callable 11/01/2032)	$4,945,000	$5,308,322
New York State Dormitory Authority
5.00%, 05/01/2026	1,250,000	1,257,279
5.25%, 05/01/2027	175,000	179,921
5.25%, 05/01/2028	200,000	208,615
5.00%, 05/01/2029	1,530,000	1,611,152
5.25%, 05/01/2029	225,000	238,548
5.00%, 03/15/2035 (Callable 03/15/2027)	890,000	912,861
5.00%, 03/15/2036 (Callable 09/15/2028)	1,345,000	1,417,605
5.00%, 07/01/2039 (Callable 07/01/2026)	3,795,000	3,819,856
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,418,149
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,084,018
5.25%, 07/01/2041 (Callable 07/01/2035)	650,000	725,813
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,117,617
5.25%, 07/01/2042 (Callable 07/01/2035)	500,000	551,330
5.00%, 03/15/2043 (Callable 03/15/2027)	4,000,000	4,053,830
5.25%, 07/01/2043 (Callable 07/01/2035)	350,000	382,260
5.25%, 10/01/2044 (Callable 10/01/2034)	750,000	795,874
New York State Housing Finance Agency
5.00%, 12/15/2049 (Callable 12/15/2031)	1,000,000	1,027,238
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,500,000	1,505,013
3.60%, 11/01/2062 (Callable 01/23/2026)(a)	2,305,000	2,305,612
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,371,943
5.50%, 06/30/2038 (Callable 06/30/2031)(c)	2,650,000	2,841,106
5.50%, 06/30/2038 (Callable 06/30/2034)(c)	1,250,000	1,410,404
5.50%, 06/30/2041 (Callable 06/30/2031)(c)	1,700,000	1,782,574
6.00%, 06/30/2043 (Callable 06/30/2034)(c)	2,600,000	2,898,889
6.00%, 06/30/2045 (Callable 06/30/2034)(c)	3,080,000	3,386,342
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 02/02/2026)	80,000	78,618
5.00%, 10/01/2040 (Callable 02/02/2026)	320,000	280,788

	Par	Value
Port Authority of New York & New Jersey, 3.00%, 10/01/2028(c)	$5,000,000	$4,987,704
Saratoga County Capital Resource Corp.
5.00%, 07/01/2040 (Callable 07/01/2035)	885,000	988,582
4.75%, 07/01/2042 (Callable 07/01/2035)	3,750,000	3,903,853
Town of Ramapo NY, 4.13%, 05/15/2028 (Callable 02/02/2026)	30,000	30,010
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 02/02/2026)	3,830,000	3,834,632
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2036 (Callable 05/15/2027)	2,000,000	2,052,585
5.00%, 11/15/2038 (Callable 05/15/2027)	2,875,000	2,942,437
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,640,000	1,777,180
		158,750,666
North Carolina - 1.1%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,636,675
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050(a)	2,040,000	2,166,182
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	306,598
Durham Housing Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	4,000,000	4,007,997
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,293,204
Inlivian
5.00%, 06/01/2043 (Callable 01/23/2026)(a)	9,000,000	9,008,674
3.30%, 11/10/2043 (Callable 03/01/2028)(a)	3,000,000	3,026,220
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	2,500,000	2,500,650
4.20%, 07/01/2040 (Callable 07/01/2032)	1,990,000	1,999,101
4.00%, 07/01/2047 (Callable 01/01/2027)	170,000	170,252
3.75%, 07/01/2052 (Callable 01/01/2031)	3,330,000	3,344,648

The accompanying notes are an integral part of these financial statements.

284

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
5.75%, 01/01/2054 (Callable 07/01/2032)	$1,805,000	$1,920,686
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,620,508
6.50%, 01/01/2056 (Callable 07/01/2033)	6,500,000	7,428,926
North Carolina Medical Care Commission, 1.20%, 10/01/2032 (Callable 01/02/2026)(a)	6,075,000	6,075,000
North Carolina Turnpike Authority
4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,105,803
5.00%, 01/01/2043 (Callable 01/01/2030)	1,140,000	1,167,901
Raleigh Housing Authority, 3.15%, 01/01/2044 (Callable 08/01/2028)(a)	2,450,000	2,452,746
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,532,700
		59,764,471
North Dakota - 0.7%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	795,864
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,346,312
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,058,623
City of Horace ND
5.00%, 05/01/2026	450,000	452,561
4.85%, 08/01/2026 (Callable 01/23/2026)	1,350,000	1,350,474
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	412,130
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	402,909
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	356,087
5.00%, 05/01/2031	555,000	597,138
5.00%, 05/01/2032	585,000	634,721
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	665,932
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,523,729
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,094,757
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,767,965
4.75%, 05/01/2044 (Callable 05/01/2033)	1,500,000	1,500,216
5.00%, 05/01/2048 (Callable 05/01/2031)	250,000	250,337
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,119,942

	Par	Value
City of Mayville ND, 5.25%, 05/01/2038 (Callable 05/01/2031)	$2,000,000	$2,068,234
City of Williston ND, 5.00%, 05/01/2028 (Callable 02/02/2026)	480,000	480,736
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,120,381
3.50%, 07/01/2027	1,085,000	1,090,750
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	85,891
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,988,619
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	468,690
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,615,186
3.50%, 07/01/2046 (Callable 01/23/2026)	220,000	219,731
4.00%, 01/01/2050 (Callable 07/01/2028)	880,000	886,752
5.75%, 01/01/2054 (Callable 07/01/2032)	3,480,000	3,703,246
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	104,618
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	406,546
Williston Basin School District No 7
5.00%, 08/01/2037 (Callable 08/01/2032)	1,905,000	2,112,549
4.00%, 08/01/2041 (Callable 08/01/2032)	2,250,000	2,232,098
		40,913,724
Ohio - 3.8%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,718,823
American Municipal Power, Inc.
4.50%, 08/06/2026	765,000	771,912
5.00%, 02/15/2046 (Callable 02/15/2026)	1,075,000	1,077,921
Bedford City School District
5.50%, 12/01/2032 (Callable 06/01/2032)	1,000,000	1,166,898
5.50%, 12/01/2033 (Callable 06/01/2032)	2,090,000	2,423,671
5.50%, 12/01/2034 (Callable 06/01/2032)	2,735,000	3,155,136
5.50%, 12/01/2035 (Callable 06/01/2032)	1,440,000	1,651,706
5.50%, 12/01/2036 (Callable 06/01/2032)	1,500,000	1,708,641

The accompanying notes are an integral part of these financial statements.

285

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.50%, 12/01/2037 (Callable 06/01/2032)	$1,400,000	$1,583,986
5.50%, 12/01/2038 (Callable 06/01/2032)	1,375,000	1,547,595
5.50%, 12/01/2039 (Callable 06/01/2032)	3,425,000	3,831,827
City of Akron OH
5.00%, 12/01/2041 (Callable 12/01/2033)	500,000	534,542
5.00%, 12/01/2042 (Callable 12/01/2033)	500,000	528,354
5.00%, 12/01/2044 (Callable 12/01/2033)	600,000	621,807
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,187
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	688,471
City of Middletown OH, 4.38%, 08/07/2026	2,000,000	2,008,453
City of North Olmsted OH, 4.00%, 06/24/2026(b)	2,500,000	2,512,494
City of Pataskala OH, 4.00%, 12/01/2032 (Callable 02/02/2026)	590,000	590,342
City of Richmond Heights OH, 4.50%, 07/30/2026	1,100,000	1,108,998
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	438,107
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	650,185
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	508,099
Columbus Metropolitan Housing Authority
5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,600,757
5.00%, 12/01/2035 (Callable 12/01/2032)	3,500,000	3,704,589
Columbus Regional Airport Authority
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,082,707
5.00%, 01/01/2043 (Callable 01/01/2035)	1,100,000	1,179,322
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	550,000	502,586
2.13%, 05/15/2034 (Callable 11/15/2031)	2,215,000	1,942,831
3.82%, 11/15/2036 (Callable 02/02/2026)	350,000	349,265

	Par	Value
4.00%, 11/15/2038 (Callable 02/02/2026)	$295,000	$295,001
5.13%, 01/01/2044	2,000,000	2,095,673
3.19%, 06/01/2044 (Callable 11/01/2028)(a)	8,000,000	8,025,260
3.00%, 05/15/2045 (Callable 11/15/2031)	490,000	372,373
5.00%, 07/01/2045 (Callable 10/01/2026)(a)	775,000	785,770
4.00%, 05/15/2049 (Callable 05/15/2029)	2,000,000	1,793,805
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	390,894
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	312,111
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	269,864
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	445,278
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	284,382
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	230,770
County of Fayette OH
5.25%, 12/01/2032	885,000	1,000,089
5.25%, 12/01/2033	985,000	1,123,271
5.25%, 12/01/2034	690,000	793,120
5.25%, 12/01/2045 (Callable 12/01/2034)	4,500,000	4,736,677
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	736,012
County of Lorain OH
5.00%, 12/01/2031 (Callable 02/02/2026)	480,000	480,663
3.00%, 12/01/2036 (Callable 02/02/2026)	400,000	371,899
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	512,503
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	721,907
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	717,112
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	400,678
5.00%, 09/01/2038 (Callable 09/01/2034)	1,070,000	1,164,014
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	874,400
5.25%, 09/01/2040 (Callable 09/01/2034)	1,000,000	1,086,879

The accompanying notes are an integral part of these financial statements.

286

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.25%, 09/01/2041 (Callable 09/01/2034)	$985,000	$1,059,777
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,050,397
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,884,000	3,213,676
Dayton-Montgomery County Port Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	5,700,000	5,712,757
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	3,078,105
EHOVE Joint Vocational School District
5.50%, 12/01/2033 (Callable 06/01/2032)	435,000	503,065
5.50%, 12/01/2034 (Callable 06/01/2032)	915,000	1,053,243
5.50%, 12/01/2035 (Callable 06/01/2032)	965,000	1,105,053
5.50%, 12/01/2036 (Callable 06/01/2032)	665,000	756,668
5.50%, 12/01/2038 (Callable 06/01/2032)	375,000	422,071
5.50%, 12/01/2039 (Callable 06/01/2032)	300,000	335,635
5.50%, 12/01/2040 (Callable 06/01/2032)	265,000	294,390
5.50%, 12/01/2042 (Callable 06/01/2032)	690,000	752,817
Euclid City School District
4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	160,444
5.00%, 01/15/2040 (Callable 07/15/2035)	670,000	743,924
5.00%, 01/15/2041 (Callable 07/15/2035)	1,200,000	1,314,675
5.00%, 01/15/2043 (Callable 07/15/2035)	1,000,000	1,072,944
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,107,190
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	639,356
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	409,103
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	661,404
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,925,000	3,469,661

	Par	Value
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	$500,000	$540,447
Gahanna-Jefferson City School District
5.00%, 12/01/2038 (Callable 12/01/2030)	130,000	138,360
5.00%, 12/01/2039 (Callable 12/01/2030)	150,000	159,091
5.00%, 12/01/2040 (Callable 12/01/2030)	200,000	210,928
5.25%, 12/01/2041 (Callable 12/01/2030)	230,000	244,246
5.25%, 12/01/2042 (Callable 12/01/2030)	235,000	247,749
5.25%, 12/01/2043 (Callable 12/01/2030)	260,000	271,919
5.25%, 12/01/2044 (Callable 12/01/2030)	285,000	295,978
5.25%, 12/01/2045 (Callable 12/01/2030)	200,000	206,469
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	631,626
Licking Heights Local School District, 6.40%, 12/01/2028	470,000	497,981
Margaretta Local School District
5.50%, 10/01/2034 (Callable 10/01/2032)	650,000	740,245
5.50%, 10/01/2035 (Callable 10/01/2032)	600,000	678,076
5.50%, 10/01/2036 (Callable 10/01/2032)	485,000	544,295
5.50%, 10/01/2037 (Callable 10/01/2032)	450,000	503,505
5.50%, 10/01/2038 (Callable 10/01/2032)	735,000	817,605
5.50%, 10/01/2039 (Callable 10/01/2032)	1,720,000	1,899,763
5.50%, 10/01/2040 (Callable 10/01/2032)	1,305,000	1,435,147
5.50%, 10/01/2041 (Callable 10/01/2032)	825,000	899,134
5.50%, 10/01/2044 (Callable 10/01/2032)	2,540,000	2,705,948
Medina City School District, 3.50%, 12/01/2034 (Callable 02/02/2026)	15,000	14,540
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,025,151
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,322,676

The accompanying notes are an integral part of these financial statements.

287

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Ohio Air Quality Development Authority
3.20%, 05/01/2026	$2,750,000	$2,747,471
3.25%, 09/01/2029	1,000,000	996,946
4.00%, 09/01/2030(a)	5,000,000	5,064,430
4.00%, 01/01/2034(a)	2,000,000	2,027,992
2.40%, 12/01/2038 (Callable 02/02/2026)(a)	2,955,000	2,815,882
Ohio Higher Educational Facility Commission
5.00%, 05/01/2026	200,000	201,298
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	613,714
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	478,054
5.00%, 05/01/2032 (Callable 05/01/2030)	720,000	769,721
Ohio Housing Finance Agency
5.00%, 06/01/2027 (Callable 06/01/2026)(a)	2,400,000	2,419,433
6.00%, 03/01/2031	410,000	473,847
6.00%, 09/01/2031	215,000	251,568
6.00%, 03/01/2033	100,000	119,472
6.00%, 09/01/2033	100,000	119,986
6.00%, 03/01/2034	95,000	114,543
3.20%, 09/01/2036 (Callable 01/23/2026)	605,000	586,993
2.90%, 09/01/2045 (Callable 03/01/2029)	3,010,000	2,389,345
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	2,000,000	2,001,927
4.00%, 03/01/2047 (Callable 02/02/2026)	120,000	120,183
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	934,346
5.50%, 09/01/2050 (Callable 09/01/2034)	3,500,000	3,693,195
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,674,461
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	464,330
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037 (Callable 06/01/2030)	3,105,000	3,355,117
5.00%, 12/01/2037 (Callable 12/01/2029)	1,290,000	1,380,360
5.00%, 12/01/2040 (Callable 06/01/2030)	700,000	745,779
5.00%, 12/01/2044 (Callable 12/01/2029)	1,030,000	1,068,787

	Par	Value
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	$235,000	$256,575
5.00%, 12/01/2032	575,000	642,723
5.00%, 12/01/2033	400,000	450,644
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	498,535
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	393,752
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	501,849
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	264,103
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	570,879
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	947,384
Richmond Heights Local School District, 5.00%, 12/01/2038 (Callable 12/01/2028)	300,000	312,446
Stark County Library District/OH
5.00%, 12/01/2041 (Callable 12/01/2033)	490,000	531,468
5.00%, 12/01/2043 (Callable 12/01/2033)	870,000	925,048
5.00%, 12/01/2045 (Callable 12/01/2033)	1,935,000	2,029,126
State of Ohio
5.00%, 01/15/2032	4,000,000	4,444,391
5.00%, 01/15/2033	3,975,000	4,461,929
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	635,890
5.00%, 12/31/2035 (Callable 02/02/2026)(c)	9,515,000	9,528,594
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	633,528
2.91%, 01/15/2045 (Callable 02/02/2026)(a)	2,025,000	2,025,000
3.90%, 01/15/2050(a)	5,000,000	5,113,674
2.75%, 01/01/2052(a)	2,265,000	2,255,020
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,061,483
Tender Option Bond Trust Receipts/Certificates, 1.30%, 06/01/2031(a)(b)	7,000,000	7,000,000
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,590,368
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	79,751
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,592,490

The accompanying notes are an integral part of these financial statements.

288

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	$3,000,000	$3,020,281
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,923,751
5.00%, 12/01/2027	1,340,000	1,390,675
Village of Johnstown OH, 4.00%, 12/01/2034 (Callable 02/02/2026)	565,000	565,243
		212,438,631
Oklahoma - 1.7%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,106,827
5.00%, 09/01/2032	500,000	543,216
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	7,013,494
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	711,315
4.00%, 09/01/2034	240,000	241,002
City of Broken Arrow OK, 2.00%, 12/01/2034 (Callable 12/01/2031)	385,000	328,165
Cleveland County Home Loan Authority
4.45%, 07/01/2044 (Callable 07/01/2034)	700,000	701,606
4.60%, 07/01/2049 (Callable 07/01/2034)	500,000	489,691
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	2,029,928
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,869,087
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,202,275
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,251,977
McClain County Economic Development Authority
4.00%, 06/01/2032 (Callable 06/01/2030)	205,000	210,025
4.00%, 06/01/2033 (Callable 06/01/2030)	140,000	142,629
4.00%, 06/01/2034 (Callable 06/01/2030)	225,000	229,080
4.00%, 06/01/2036 (Callable 06/01/2030)	235,000	237,316

	Par	Value
5.25%, 09/01/2037 (Callable 09/01/2034)	$1,350,000	$1,508,616
5.25%, 09/01/2038 (Callable 09/01/2034)	1,470,000	1,634,327
5.25%, 09/01/2039 (Callable 09/01/2034)	1,420,000	1,569,243
Muskogee County Public Safety Authority
4.00%, 12/01/2030	575,000	592,205
4.00%, 12/01/2031 (Callable 12/01/2030)	835,000	855,673
4.00%, 12/01/2032 (Callable 12/01/2030)	1,000,000	1,020,500
4.00%, 12/01/2033 (Callable 12/01/2030)	1,300,000	1,324,103
4.00%, 12/01/2034 (Callable 12/01/2030)	1,380,000	1,400,296
4.00%, 12/01/2035 (Callable 12/01/2030)	1,000,000	1,010,574
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,460,672
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2042 (Callable 07/01/2035)	900,000	983,091
5.00%, 07/01/2043 (Callable 07/01/2035)	800,000	864,917
Oklahoma City Airport Trust, 5.00%, 07/01/2035 (Callable 07/01/2028)(c)	3,240,000	3,358,534
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	972,914
Oklahoma County Finance Authority
5.00%, 09/01/2029	1,620,000	1,692,185
5.00%, 09/01/2030	2,100,000	2,216,700
5.00%, 09/01/2034	2,500,000	2,660,481
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,131,907
5.00%, 10/01/2038 (Callable 10/01/2034)	2,000,000	2,250,835
5.00%, 10/01/2039 (Callable 10/01/2034)	1,150,000	1,286,137
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,189,072
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	202,981
5.00%, 09/01/2031	360,000	397,490
5.00%, 09/01/2032	155,000	173,362
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	353,411
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	400,416
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	397,284

The accompanying notes are an integral part of these financial statements.

289

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
3.00%, 09/01/2039 (Callable 03/01/2028)	$130,000	$114,569
3.15%, 07/01/2044 (Callable 02/01/2027)(a)	2,750,000	2,754,492
5.00%, 03/01/2052 (Callable 03/01/2031)	2,240,000	2,320,348
6.50%, 09/01/2054 (Callable 09/01/2032)	1,165,000	1,302,442
6.50%, 09/01/2056 (Callable 03/01/2033)	6,000,000	6,845,216
Oklahoma Municipal Power Authority
5.00%, 01/01/2040 (Callable 01/01/2036)	300,000	332,656
5.00%, 01/01/2041 (Callable 01/01/2036)	235,000	258,829
5.00%, 01/01/2042 (Callable 01/01/2036)	625,000	680,865
5.00%, 01/01/2043 (Callable 01/01/2036)	500,000	538,467
5.00%, 01/01/2046 (Callable 01/01/2036)	1,000,000	1,053,800
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/02/2026)	400,000	400,000
5.00%, 01/01/2040 (Callable 01/01/2036)	1,500,000	1,692,717
5.00%, 01/01/2041 (Callable 01/01/2036)	1,500,000	1,669,277
5.50%, 01/01/2053 (Callable 01/01/2032)	5,000,000	5,312,292
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	5,266,555
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	663,035
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	992,762
Tulsa County Industrial Authority, 5.00%, 09/01/2026	300,000	304,124
University of Oklahoma
5.00%, 07/01/2033 (Callable 01/12/2026)	1,500,000	1,500,945
4.00%, 07/01/2034 (Callable 07/01/2026)	1,820,000	1,822,193
		95,041,143
Oregon - 1.3%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,638,462
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	4,635,000	4,655,529

	Par	Value
City of Redmond OR
5.00%, 06/01/2037 (Callable 06/01/2035)(c)	$1,230,000	$1,368,673
5.00%, 06/01/2038 (Callable 06/01/2035)(c)	790,000	872,375
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	511,219
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2028)	775,000	809,637
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2040 (Callable 06/01/2035)	760,000	858,532
5.00%, 06/01/2041 (Callable 06/01/2035)	430,000	480,424
5.00%, 06/01/2042 (Callable 06/01/2035)	765,000	845,146
Clackamas River Water
5.00%, 11/01/2034	145,000	167,766
5.00%, 11/01/2036 (Callable 11/01/2035)	125,000	143,717
5.00%, 11/01/2037 (Callable 11/01/2035)	100,000	113,935
5.00%, 11/01/2038 (Callable 11/01/2035)	200,000	226,304
5.00%, 11/01/2039 (Callable 11/01/2035)	125,000	140,450
5.00%, 11/01/2040 (Callable 11/01/2035)	125,000	138,826
5.00%, 11/01/2045 (Callable 11/01/2035)	250,000	264,177
5.00%, 11/01/2046 (Callable 11/01/2035)	200,000	210,244
County of Crook OR
0.00%, 06/01/2032(e)	1,045,000	1,091,951
0.00%, 06/01/2034 (Callable 06/01/2032)(e)	1,345,000	1,387,777
0.00%, 06/01/2035 (Callable 06/01/2032)(e)	1,510,000	1,550,966
Curry Health District
5.00%, 01/01/2029	555,000	582,539
5.00%, 01/01/2030	540,000	575,514
5.00%, 01/01/2031	625,000	675,181
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,052,032
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)(e)	110,000	90,235
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)(e)	1,000,000	707,804

The accompanying notes are an integral part of these financial statements.

290

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Multnomah-Clackamas Counties Centennial School District No 28JT/OR, 5.00%, 06/15/2045 (Callable 06/15/2030)	$3,500,000	$3,624,281
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,010,746
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	128,334
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,804,964
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 01/23/2026)(b)	14,750,000	14,752,248
Port of Portland OR Airport Revenue, 5.00%, 07/01/2036 (Callable 01/01/2027)(c)	2,000,000	2,025,818
Salem Hospital Facility Authority
5.00%, 05/15/2026	400,000	401,698
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	502,671
Salem-Keizer School District No 24J, 5.00%, 06/15/2035 (Callable 06/15/2030)	1,000,000	1,088,609
State of Oregon
5.00%, 05/15/2041 (Callable 05/15/2030)	1,250,000	1,325,064
5.25%, 06/01/2042 (Callable 06/01/2035)	1,145,000	1,291,451
5.25%, 06/01/2043 (Callable 06/01/2035)	1,750,000	1,953,855
6.25%, 06/01/2055 (Callable 01/23/2026)	4,710,000	5,230,102
State of Oregon Department of Transportation, 5.00%, 11/15/2036 (Callable 11/15/2029)	1,275,000	1,365,721
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,357,461
6.50%, 07/01/2054 (Callable 07/01/2032)	4,885,000	5,422,149
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	555,654
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, 06/15/2035 (Callable 06/15/2027)	3,050,000	3,138,117
Washington County School District No 13 Banks
0.00%, 06/15/2030(e)	485,000	422,229
0.00%, 06/15/2031(e)	500,000	420,626
0.00%, 06/15/2032(e)	400,000	324,147
		75,305,360

	Par	Value
Pennsylvania - 3.7%
Allegheny County Higher Education Building Authority
5.00%, 09/01/2026	$400,000	$400,080
5.00%, 09/01/2027	500,000	503,408
Allegheny County Sanitary Authority, 5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,333,699
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,720,885
Bethlehem Area School District, 5.00%, 08/01/2034 (Callable 02/01/2033)	1,000,000	1,132,255
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 02/02/2026)	250,000	250,107
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	478,480
5.00%, 07/01/2027	475,000	485,690
5.00%, 07/01/2029	2,430,000	2,557,842
Catasauqua Area School District
5.00%, 05/15/2043 (Callable 05/15/2030)	1,840,000	1,917,849
5.00%, 05/15/2044 (Callable 05/15/2030)	1,745,000	1,813,856
Centennial School District Bucks County
5.00%, 12/15/2036 (Callable 12/15/2033)	200,000	225,610
5.00%, 12/15/2037 (Callable 12/15/2033)	230,000	257,159
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	3,050,000	3,073,764
5.00%, 08/01/2045 (Callable 02/02/2026)	750,000	703,381
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	710,115
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,088,516
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	183,731
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	551,382
City of Erie PA
5.00%, 11/15/2040 (Callable 11/15/2033)	1,250,000	1,360,531
5.00%, 11/15/2041 (Callable 11/15/2033)	1,095,000	1,180,047

The accompanying notes are an integral part of these financial statements.

291

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 11/15/2042 (Callable 11/15/2033)	$2,270,000	$2,422,640
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	104,526
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	282,104
City of Philadelphia PA
5.00%, 02/01/2034 (Callable 08/01/2029)	1,285,000	1,377,941
5.00%, 08/01/2036 (Callable 08/01/2027)	3,250,000	3,341,834
5.00%, 02/01/2037 (Callable 08/01/2029)	3,250,000	3,451,954
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2032 (Callable 07/01/2027)(c)	1,000,000	1,025,971
Clarion County Industrial Development Authority
5.00%, 07/01/2027	1,255,000	1,291,614
5.00%, 07/01/2028	1,155,000	1,210,469
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,784,860
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,644,598
Cumberland County Municipal Authority, 5.00%, 01/01/2039 (Callable 01/01/2029)	580,000	618,434
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 01/23/2026)	2,330,000	2,330,586
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	695,624
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	253,751
Fox Chapel Area School District, 5.00%, 02/01/2039 (Callable 02/01/2027)	3,100,000	3,151,916
Greater Johnstown School District/PA, 5.00%, 02/01/2040 (Callable 02/01/2031)	750,000	789,129
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	992,839
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,351,487
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,112,258
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	992,047

	Par	Value
Interboro School District
5.25%, 08/15/2043 (Callable 08/15/2035)	$215,000	$235,730
5.25%, 08/15/2044 (Callable 08/15/2035)	350,000	379,861
5.25%, 08/15/2045 (Callable 08/15/2035)	250,000	268,895
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,696,736
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,023,661
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,215,865
Lancaster School District
5.00%, 06/01/2042 (Callable 06/01/2033)	2,500,000	2,704,400
5.00%, 06/01/2043 (Callable 06/01/2033)	2,000,000	2,139,309
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	183,464
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	276,924
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	301,574
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	310,248
Montgomery County Higher Education and Health Authority
5.00%, 09/01/2032 (Callable 09/01/2028)	2,000,000	2,098,634
5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,035,575
Montgomery County Industrial Development Authority/PA, 2.00%, 11/15/2029 (Callable 02/01/2026)(a)	1,335,000	1,335,000
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	188,880
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(c)	3,000,000	3,018,148
5.00%, 06/30/2030(c)	1,245,000	1,339,275
5.00%, 12/31/2030(c)	1,000,000	1,080,780
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	1,016,072
5.00%, 12/31/2034 (Callable 06/30/2026)(c)	7,250,000	7,282,761
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	9,150,000	10,040,486

The accompanying notes are an integral part of these financial statements.

292

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	$500,000	$530,967
5.00%, 01/01/2029	100,000	106,193
5.00%, 01/01/2030	500,000	540,856
5.00%, 01/01/2030	155,000	167,665
5.00%, 01/01/2031	510,000	560,798
5.00%, 01/01/2031	160,000	175,937
5.00%, 01/01/2032	1,000,000	1,114,644
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,575,450
0.00%, 01/01/2034(e)	3,410,000	2,551,340
0.00%, 01/01/2034(e)	1,680,000	1,266,878
0.00%, 01/01/2039(e)	3,640,000	2,152,263
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,834,554
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2035 (Callable 05/01/2026)	4,350,000	4,362,394
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	295,566
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,369,380
Pennsylvania Housing Finance Agency
3.50%, 10/01/2036 (Callable 02/02/2026)	140,000	138,783
4.00%, 10/01/2049 (Callable 10/01/2028)	150,000	150,077
3.50%, 04/01/2051 (Callable 10/01/2029)	935,000	933,623
4.25%, 10/01/2052 (Callable 04/01/2032)	3,540,000	3,593,710
5.75%, 10/01/2053 (Callable 10/01/2032)	957,870	1,017,838
Pennsylvania Turnpike Commission
5.00%, 12/01/2032 (Callable 12/01/2027)	850,000	886,182
5.00%, 12/01/2032 (Callable 12/01/2027)	805,000	839,420
5.00%, 12/01/2035 (Callable 12/01/2027)	2,000,000	2,078,213
0.00%, 12/01/2037 (Callable 12/01/2035)(e)	1,075,000	1,096,740
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	609,080
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,594,730
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	836,739
4.90%, 12/01/2044 (Callable 12/01/2026)	3,000,000	3,026,059
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,509,049

	Par	Value
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	$4,000,000	$4,475,734
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	785,000	812,379
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2033 (Callable 07/01/2027)	3,000,000	3,095,684
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,264,754
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,257,282
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,702,398
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2040 (Callable 09/01/2035)	400,000	442,586
5.00%, 09/01/2041 (Callable 09/01/2035)	500,000	546,643
5.00%, 09/01/2043 (Callable 09/01/2035)	485,000	519,185
Plum Boro School District/PA
5.00%, 05/15/2042 (Callable 05/15/2030)	1,280,000	1,333,210
5.00%, 05/15/2043 (Callable 05/15/2030)	1,345,000	1,394,928
Ridley School District
4.00%, 09/15/2031 (Callable 02/02/2026)	905,000	905,414
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	329,315
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,041,176
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,036,657
School District of Philadelphia, 5.00%, 09/01/2032 (Callable 02/02/2026)	575,000	575,999
Scranton School District/PA, 5.00%, 12/01/2034 (Callable 12/01/2027)	650,000	673,620
Somerset Area School District, 5.00%, 02/15/2039 (Callable 02/15/2031)	1,505,000	1,617,109
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	522,396
5.00%, 02/01/2031	3,175,000	3,498,633
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,441,207
State Public School Building Authority
0.00%, 05/15/2027(e)	160,000	153,111
5.00%, 06/01/2027 (Callable 12/01/2026)	730,000	744,392
0.00%, 05/15/2030(e)	1,780,000	1,550,387
5.00%, 06/01/2031 (Callable 12/01/2026)	6,900,000	7,012,954

The accompanying notes are an integral part of these financial statements.

293

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 06/01/2033 (Callable 12/01/2026)	$3,365,000	$3,416,126
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,877,240
Steel Valley School District
5.00%, 11/01/2040 (Callable 11/01/2034)	765,000	822,654
5.00%, 11/01/2042 (Callable 11/01/2034)	730,000	769,982
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,326,492
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	975,000	1,003,626
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,492,642
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,033,444
University Area Joint Authority Sewer Revenue
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,080,741
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,984,101
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	740,925
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,066,206
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,042,549
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	757,542
5.00%, 07/01/2030	825,000	870,087
Wilson School District
5.00%, 03/01/2034 (Callable 03/01/2029)	1,535,000	1,643,292
5.00%, 03/01/2035 (Callable 03/01/2029)	1,645,000	1,755,891
5.00%, 03/01/2038 (Callable 03/01/2029)	1,455,000	1,536,784
5.00%, 03/01/2039 (Callable 03/01/2029)	750,000	789,841
York Suburban School District, 4.00%, 05/01/2030 (Callable 02/02/2026)	1,780,000	1,780,832
		211,980,525
Puerto Rico - 0.0%(f)
Puerto Rico Housing Finance Authority, 5.00%, 03/01/2027(a)	500,000	501,461

	Par	Value
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	$135,000	$140,065
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	212,104
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	211,195
		1,064,825
Rhode Island - 0.6%
City of Pawtucket RI
5.00%, 11/01/2036 (Callable 11/01/2035)	645,000	734,693
5.00%, 11/01/2037 (Callable 11/01/2035)	595,000	671,632
5.00%, 11/01/2038 (Callable 11/01/2035)	465,000	522,108
5.00%, 11/01/2039 (Callable 11/01/2035)	500,000	557,044
5.00%, 11/01/2040 (Callable 11/01/2035)	455,000	502,298
5.00%, 11/01/2041 (Callable 11/01/2035)	500,000	547,194
5.00%, 11/01/2042 (Callable 11/01/2035)	500,000	540,909
5.00%, 11/01/2043 (Callable 11/01/2035)	845,000	903,802
5.00%, 11/01/2044 (Callable 11/01/2035)	545,000	577,209
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,055,378
5.00%, 09/15/2031	1,400,000	1,552,760
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	997,266
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,501
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	3,021,063
5.00%, 05/15/2033 (Callable 05/15/2029)	1,140,000	1,219,027
5.00%, 05/15/2033 (Callable 05/15/2026)	350,000	351,433
5.00%, 07/01/2033	405,000	447,608
5.00%, 07/01/2034	700,000	776,221
5.00%, 07/01/2035	500,000	555,121
5.00%, 07/01/2036 (Callable 07/01/2035)	500,000	549,923
5.00%, 07/01/2037 (Callable 07/01/2035)	725,000	791,569
5.00%, 07/01/2039 (Callable 07/01/2035)	750,000	805,769

The accompanying notes are an integral part of these financial statements.

294

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - (Continued)
5.50%, 05/15/2040 (Callable 05/15/2032)	$1,715,000	$1,897,122
5.00%, 07/01/2045 (Callable 07/01/2035)	1,500,000	1,534,907
5.00%, 07/01/2050 (Callable 07/01/2035)	2,400,000	2,425,383
4.13%, 05/15/2054 (Callable 05/15/2034)	2,000,000	1,908,741
5.00%, 07/01/2055 (Callable 07/01/2035)	1,250,000	1,258,347
5.00%, 07/01/2060 (Callable 07/01/2035)	1,000,000	1,002,912
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,680,000	1,688,250
5.00%, 04/01/2049 (Callable 04/01/2033)	1,000,000	1,027,744
3.00%, 10/01/2051 (Callable 04/01/2030)	1,680,000	1,655,282
Rhode Island Student Loan Authority
5.00%, 12/01/2027(c)	1,000,000	1,030,655
5.00%, 12/01/2028(c)	1,000,000	1,046,557
5.00%, 12/01/2032(c)	1,125,000	1,210,534
		35,491,962
South Carolina - 1.0%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)	2,185,000	2,260,972
Charleston Housing Authority/SC
4.50%, 09/01/2035 (Callable 09/01/2032)	3,000,000	3,061,786
5.00%, 09/01/2035 (Callable 09/01/2032)	2,000,000	2,116,009
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	1,006,208
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	3,500,000	3,691,977
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2028 (Callable 06/01/2026)	285,000	287,456
Lexington County Health Services District, Inc.
5.00%, 11/01/2034 (Callable 05/01/2026)	1,165,000	1,172,435
5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,005,627
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031)(a)	2,000,000	2,137,080
Piedmont Municipal Power Agency
0.00%, 01/01/2029(e)	1,815,000	1,655,278
0.00%, 01/01/2029(e)	1,000,000	914,695

	Par	Value
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 02/02/2026)	$1,230,000	$1,231,418
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 02/02/2026)	3,350,000	3,353,082
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,133,941
5.75%, 11/15/2029 (Callable 02/02/2026)	2,200,000	2,200,343
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	270,530
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	419,411
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,523,392
4.00%, 11/01/2035 (Callable 11/01/2032)	1,410,000	1,399,595
5.25%, 07/01/2037 (Callable 07/01/2026)	125,000	125,788
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,500,000	1,513,476
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	475,582
5.00%, 07/01/2032	500,000	555,814
5.00%, 07/01/2032	455,000	505,791
5.00%, 01/01/2033	500,000	556,732
5.00%, 01/01/2033	480,000	534,463
5.00%, 07/01/2033	480,000	536,489
3.80%, 01/01/2049 (Callable 07/01/2027)	115,000	101,422
3.75%, 01/01/2050 (Callable 01/01/2029)	2,350,000	2,354,669
4.00%, 07/01/2050 (Callable 07/01/2029)	1,300,000	1,308,969
3.00%, 01/01/2052 (Callable 07/01/2030)	5,420,000	5,348,271
6.50%, 07/01/2055 (Callable 07/01/2033)	5,000,000	5,699,824
6.50%, 01/01/2055 (Callable 07/01/2033)	4,305,000	4,884,046
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	454,622
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	507,478
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	505,265
Starr-Iva Water & Sewer District, 2.00%, 06/01/2040 (Callable 06/01/2031)	800,000	599,791

The accompanying notes are an integral part of these financial statements.

295

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	$490,000	$505,923
		58,915,650
South Dakota - 0.4%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	1,981,201
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,191,498
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	1,005,056
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,077,842
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	378,694
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	172,871
4.00%, 11/01/2034 (Callable 02/02/2026)	3,940,000	3,945,511
4.00%, 11/01/2040 (Callable 02/02/2026)	325,000	324,169
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	208,318
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	4,070,000	4,513,302
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	795,000	797,691
6.25%, 05/01/2055 (Callable 05/01/2032)	920,000	995,828
6.25%, 11/01/2055 (Callable 05/01/2033)	2,740,000	3,067,369
		21,659,350
Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board
3.80%, 12/01/2029(a)	1,900,000	1,914,349
2.95%, 05/01/2044 (Callable 11/01/2028)(a)	2,750,000	2,748,749
City of Chattanooga TN Electric Revenue
5.00%, 09/01/2037 (Callable 09/01/2031)	980,000	1,078,896
5.00%, 09/01/2038 (Callable 09/01/2031)	4,200,000	4,602,615
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,031,279

	Par	Value
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	$1,675,000	$1,617,883
City of Jackson TN
5.00%, 04/01/2029 (Callable 01/23/2026)	1,125,000	1,125,711
5.00%, 04/01/2036 (Callable 01/23/2026)	3,290,000	3,291,669
5.00%, 04/01/2037 (Callable 10/01/2028)	640,000	659,677
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,306,655
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	486,140
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,316,177
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,371,114
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2040 (Callable 12/01/2034)	825,000	955,369
5.50%, 12/01/2041 (Callable 12/01/2034)	975,000	1,117,395
5.50%, 12/01/2042 (Callable 12/01/2034)	700,000	794,900
Industrial Development Board Of The City Of Kingsport Tennessee, 2.95%, 09/01/2029(a)	4,000,000	3,991,206
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2026 (Callable 01/01/2026)	145,000	145,000
5.00%, 07/01/2031	185,000	203,629
5.00%, 07/01/2033	675,000	755,869
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 05/01/2037 (Callable 05/01/2033)	1,220,000	1,335,804
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	540,669
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	774,754
5.25%, 05/01/2048 (Callable 05/01/2033)	2,000,000	2,062,038
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	6,475,000	6,498,741

The accompanying notes are an integral part of these financial statements.

296

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	$1,695,000	$1,903,604
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	568,400
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,113,666
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,772,600
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,984,274
Metropolitan Nashville Airport Authority
5.00%, 07/01/2032 (Callable 02/02/2026)(c)	1,350,000	1,355,434
5.50%, 07/01/2042 (Callable 07/01/2032)(c)	1,845,000	1,981,110
Oak Ridge Housing Authority, 3.20%, 12/01/2044 (Callable 04/01/2028)(a)	6,085,000	6,096,047
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	4,000,000	4,373,380
Shelby County Health Educational & Housing Facilities Board, 5.00%, 09/01/2044(a)	2,250,000	2,422,477
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,778,376
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	7,285,000	7,814,036
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	1,215,000	1,227,109
5.00%, 12/01/2031	2,965,000	3,199,588
5.00%, 12/01/2033	1,000,000	1,082,492
5.00%, 05/01/2053 (Callable 02/01/2028)(a)	3,000,000	3,084,291
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 01/23/2026)	865,000	865,211
3.10%, 07/01/2036 (Callable 01/23/2026)	245,000	234,727
3.55%, 07/01/2039 (Callable 01/23/2026)	180,000	174,870
4.00%, 01/01/2042 (Callable 07/01/2026)	55,000	55,158
3.60%, 07/01/2042 (Callable 01/01/2027)	350,000	328,208
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,938,141
4.00%, 07/01/2043 (Callable 01/23/2026)	840,000	805,298

	Par	Value
4.45%, 07/01/2043 (Callable 07/01/2032)	$2,300,000	$2,311,028
3.50%, 07/01/2045 (Callable 07/01/2026)	1,290,000	1,289,249
4.00%, 07/01/2045 (Callable 01/23/2026)	10,000	9,998
3.50%, 01/01/2047 (Callable 01/23/2026)	25,000	24,980
4.50%, 07/01/2049 (Callable 01/01/2028)	250,000	252,293
3.75%, 01/01/2050 (Callable 01/01/2029)	590,000	591,669
6.25%, 01/01/2054 (Callable 07/01/2032)	7,755,000	8,374,098
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2032)	1,000,000	1,046,215
		105,784,315
Texas - 14.4%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,065,943
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	768,270
Alvarado Independent School District/TX, 4.00%, 02/15/2052(a)	4,000,000	4,132,456
Anna Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,135,000	1,275,463
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	521,764
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,103,054
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	585,369
Argyle Independent School District
5.00%, 08/15/2035	1,345,000	1,559,499
5.00%, 08/15/2036 (Callable 08/15/2035)	1,240,000	1,419,605
5.00%, 08/15/2039 (Callable 08/15/2035)	2,460,000	2,750,578
5.00%, 08/15/2040 (Callable 08/15/2035)	905,000	999,522
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	251,701
5.00%, 08/15/2028	980,000	1,033,388
4.00%, 08/15/2029	325,000	334,495
5.00%, 08/15/2029	560,000	601,931
4.00%, 08/15/2030	415,000	429,478
5.00%, 08/15/2030	605,000	663,070
5.00%, 08/15/2031	585,000	652,600

The accompanying notes are an integral part of these financial statements.

297

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 08/15/2032	$660,000	$745,886
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,173,755
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	784,198
4.00%, 02/15/2040 (Callable 02/02/2026)	805,000	805,001
5.00%, 08/15/2040 (Callable 08/15/2035)	750,000	815,037
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,926,350
5.00%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,541,996
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	5,415,000	5,434,538
Aubrey Independent School District
5.00%, 02/15/2035	575,000	665,133
5.00%, 02/15/2036 (Callable 02/15/2035)	585,000	668,868
5.00%, 02/15/2037 (Callable 02/15/2035)	745,000	844,359
5.25%, 02/15/2041 (Callable 02/15/2035)	915,000	1,018,347
5.25%, 02/15/2042 (Callable 02/15/2035)	1,310,000	1,442,227
Austin Affordable Pfc, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,050,000	1,086,114
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	800,000	826,196
Austin Independent School District
5.00%, 08/01/2036 (Callable 08/01/2035)	2,965,000	3,450,014
5.00%, 08/01/2037 (Callable 08/01/2035)	1,750,000	2,018,035
5.00%, 08/01/2048 (Callable 02/01/2029)	2,000,000	2,043,442
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,024,676
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,275,185
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	901,104
Azle Independent School District, 4.00%, 02/15/2033 (Callable 02/15/2026)	880,000	881,300
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 02/02/2026)	1,125,000	1,125,481
Baytown Municipal Development District, 3.50%, 10/01/2031(b)	915,000	795,526

	Par	Value
Bell County Water Control & Improvement District No 1, 5.00%, 07/10/2037 (Callable 07/10/2033)	$525,000	$579,203
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	672,362
Berry Creek Highlands Municipal Utility District, 5.50%, 09/01/2035 (Callable 09/01/2032)	275,000	307,254
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 02/02/2026)(a)	1,000,000	1,000,758
Boerne Independent School District
3.85%, 12/01/2043(a)	2,360,000	2,410,660
4.00%, 02/01/2054(a)	3,180,000	3,263,561
Brazoria County Municipal Utility District No 40, 6.50%, 09/01/2031 (Callable 09/01/2030)	175,000	200,021
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	767,131
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	688,652
Brazoria County Toll Road Authority, 4.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,404,254
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	278,748
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	292,370
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	305,985
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2031(c)	5,600,000	5,988,954
5.00%, 04/01/2032(c)	3,100,000	3,346,035
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	1,030,151
Bullard Independent School District, 4.00%, 02/15/2051(a)	7,000,000	7,231,799
Cameron Independent School District
5.00%, 02/15/2034	750,000	864,243
5.00%, 02/15/2035 (Callable 08/15/2034)	790,000	907,801
5.00%, 02/15/2036 (Callable 08/15/2034)	835,000	952,376

The accompanying notes are an integral part of these financial statements.

298

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/15/2037 (Callable 08/15/2034)	$870,000	$984,008
Capital Area Housing Finance Corp., 3.20%, 01/01/2041 (Callable 07/01/2026)(a)	1,050,000	1,050,043
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,250,806
Cedar Port Navigation & Improvement District, 5.00%, 09/01/2026	1,700,000	1,723,728
Central Texas Regional Mobility Authority
5.00%, 01/01/2039 (Callable 01/01/2030)	710,000	750,599
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,256,234
5.00%, 01/01/2043 (Callable 01/01/2028)	2,840,000	2,888,174
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,372,557
City of Austin TX Airport System Revenue, 5.00%, 11/15/2043 (Callable 11/15/2032)(c)	1,970,000	2,029,166
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	1,000,000	1,071,188
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,313,821
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,783,652
City of Borger TX Combined Venue Tax, 2.25%, 08/01/2046 (Callable 08/01/2030)	1,050,000	672,797
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	249,735
City of Celina TX
5.00%, 09/01/2031	510,000	554,122
5.00%, 09/01/2032	535,000	587,279
City of Conroe TX
5.00%, 03/01/2031 (Callable 03/01/2028)	380,000	398,421
5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	523,995
City of Dallas Housing Finance Corp.
5.00%, 10/01/2028 (Callable 10/01/2027)(a)	930,000	960,400
3.05%, 08/01/2030(a)	4,750,000	4,757,286
5.00%, 03/01/2044	2,850,000	2,983,118

	Par	Value
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 02/02/2026)	$500,000	$500,249
City of Denton TX Utility System Revenue, 5.00%, 12/01/2032 (Callable 12/01/2026)	2,000,000	2,039,842
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	893,911
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	669,777
City of Garland TX Electric Utility System Revenue, 5.00%, 03/01/2029 (Callable 03/01/2026)	245,000	245,881
City of Godley TX
5.00%, 08/15/2034	1,000,000	1,140,295
5.00%, 08/15/2035 (Callable 08/15/2034)	1,000,000	1,127,949
5.00%, 08/15/2037 (Callable 08/15/2034)	1,640,000	1,818,789
5.00%, 08/15/2038 (Callable 08/15/2034)	1,670,000	1,839,784
5.00%, 08/15/2039 (Callable 08/15/2034)	1,805,000	1,975,232
5.00%, 08/15/2040 (Callable 08/15/2034)	1,005,000	1,087,504
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	329,786
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,675,901
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,167,237
City of Kyle TX
5.00%, 08/15/2034	300,000	344,801
5.00%, 08/15/2035 (Callable 08/15/2034)	375,000	426,822
5.00%, 08/15/2036 (Callable 08/15/2034)	500,000	564,285
5.00%, 08/15/2037 (Callable 08/15/2034)	335,000	374,816
5.00%, 08/15/2038 (Callable 08/15/2034)	400,000	444,139
5.00%, 08/15/2039 (Callable 08/15/2034)	625,000	687,077
5.00%, 08/15/2040 (Callable 08/15/2034)	500,000	543,336
City of Magnolia TX, 5.70%, 09/01/2046(b)	915,000	936,044
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,168,364

The accompanying notes are an integral part of these financial statements.

299

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	$500,000	$539,344
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	535,184
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	531,923
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	528,725
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	589,829
City of Princeton TX, 2.00%, 02/15/2036 (Callable 02/15/2030)	300,000	244,148
City of Round Rock TX, 4.63%, 08/15/2047 (Callable 08/15/2034)	2,605,000	2,648,398
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 02/02/2026)(c)	1,190,000	1,191,232
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2045 (Callable 02/01/2030)	3,100,000	3,191,038
1.13%, 12/01/2045(a)	700,000	685,474
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,063,378
3.08%, 02/01/2055(a)	6,000,000	6,020,147
City of San Marcos TX Waterworks & Sewer System Revenue, 5.00%, 08/15/2038 (Callable 08/15/2034)	1,670,000	1,866,000
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	658,429
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	201,342
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	166,206
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	436,242
Clifton Higher Education Finance Corp.
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	803,926
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	602,349
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,053,033
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	334,829
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,010,195

	Par	Value
4.00%, 04/01/2035 (Callable 04/01/2030)	$250,000	$256,866
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,412,621
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,008,169
5.00%, 08/15/2038 (Callable 08/15/2026)	235,000	236,374
5.25%, 02/15/2044 (Callable 02/15/2034)	1,250,000	1,331,346
5.25%, 02/15/2045 (Callable 02/15/2034)	1,400,000	1,483,306
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,518,989
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,523,865
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	271,330
7.00%, 08/15/2029	310,000	352,401
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	351,229
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	717,526
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	568,762
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	699,543
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	728,457
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	433,287
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	756,935
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	452,560
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	481,967
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	505,962
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	534,971
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	564,007
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,241,896
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,242,427
Community Independent School District/TX, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,880,000	2,115,800

The accompanying notes are an integral part of these financial statements.

300

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	$410,000	$417,267
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,546,517
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,097,445
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,151,948
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	870,278
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	511,802
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	657,122
County of Smith TX, 5.00%, 08/15/2035 (Callable 08/15/2032)	915,000	1,021,431
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,020,106
County of Wise TX
5.00%, 08/15/2029	880,000	920,922
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	986,088
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	820,341
5.00%, 02/15/2039 (Callable 02/15/2032)	885,000	958,073
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032)(a)(c)	3,500,000	3,830,035
Dallas Independent School District
5.00%, 02/15/2055(a)	5,000,000	5,514,212
5.00%, 02/15/2055(a)	4,000,000	4,183,012
Dallas Metrocare Services
5.00%, 11/01/2040 (Callable 11/01/2035)	1,075,000	1,175,494
5.00%, 11/01/2041 (Callable 11/01/2035)	1,050,000	1,135,217
5.00%, 11/01/2042 (Callable 11/01/2035)	940,000	1,004,602
5.00%, 11/01/2043 (Callable 11/01/2035)	1,305,000	1,380,085
5.25%, 11/01/2050 (Callable 11/01/2035)	2,350,000	2,457,007
Danbury Higher Education Authority, Inc., 4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	202,691

	Par	Value
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	$1,000,000	$1,013,464
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,130,943
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,865,954
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,554,591
Denton Independent School District
4.00%, 08/15/2055(a)	4,900,000	5,062,259
4.00%, 08/15/2055(a)	2,000,000	2,116,050
Dickinson Independent School District, 3.10%, 08/01/2037(a)	5,190,000	5,199,630
Dripping Springs Independent School District/TX, 5.00%, 02/15/2038 (Callable 02/15/2035)	2,000,000	2,283,688
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	246,008
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	295,700
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,035,000	3,091,408
El Paso County Hospital District
5.00%, 02/15/2026	310,000	310,752
5.00%, 02/15/2027	300,000	307,206
5.00%, 08/15/2027	2,040,000	2,084,148
5.00%, 02/15/2028	475,000	496,274
5.00%, 02/15/2029	500,000	532,038
5.00%, 08/15/2029	1,650,000	1,770,159
5.00%, 02/15/2030	1,050,000	1,136,891
5.00%, 08/15/2030	1,800,000	1,964,194
5.00%, 02/15/2031	1,105,000	1,214,443
5.00%, 08/15/2031	1,680,000	1,860,067
5.00%, 02/15/2032	1,160,000	1,289,953
5.00%, 02/15/2033	620,000	695,125
5.00%, 02/15/2035	2,190,000	2,491,861
5.00%, 02/15/2043 (Callable 02/15/2034)	1,000,000	1,050,424
5.00%, 02/15/2044 (Callable 02/15/2034)	550,000	573,481
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/02/2026)(a)	2,925,000	2,928,978
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	3,500,000	3,527,429
EP Essential Housing WF PFC, 4.25%, 12/01/2034 (Callable 12/01/2031)	4,125,000	4,179,452
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,893,898

The accompanying notes are an integral part of these financial statements.

301

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Fairfield Independent School District
5.00%, 08/15/2034	$300,000	$348,259
5.00%, 08/15/2035	375,000	434,805
5.00%, 08/15/2036 (Callable 08/15/2035)	350,000	400,695
5.00%, 08/15/2037 (Callable 08/15/2035)	400,000	453,843
5.00%, 08/15/2038 (Callable 08/15/2035)	370,000	416,755
5.00%, 08/15/2039 (Callable 08/15/2035)	975,000	1,090,168
5.00%, 08/15/2040 (Callable 08/15/2035)	550,000	607,444
5.25%, 08/15/2042 (Callable 08/15/2035)	700,000	770,906
5.25%, 08/15/2043 (Callable 08/15/2035)	350,000	382,086
5.25%, 08/15/2044 (Callable 08/15/2035)	700,000	760,640
5.25%, 08/15/2045 (Callable 08/15/2035)	725,000	783,787
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,402,292
Fort Bend County Municipal Utility District No 133, 3.50%, 09/01/2039 (Callable 02/02/2026)	800,000	746,383
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	575,713
Fort Bend County Municipal Utility District No 134D
6.00%, 09/01/2031 (Callable 09/01/2030)	615,000	691,402
5.00%, 09/01/2032 (Callable 09/01/2030)	650,000	699,470
3.50%, 09/01/2048 (Callable 09/01/2030)	2,360,000	1,852,271
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,209,743
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,120,028
Fort Bend County Municipal Utility District No 161, 2.13%, 09/01/2045 (Callable 02/02/2026)	820,000	514,232
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,226,109

	Par	Value
4.00%, 09/01/2032 (Callable 09/01/2029)	$1,260,000	$1,294,190
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,330,137
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,406,637
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,451,461
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,531,100
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	632,160
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,059,398
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,131,686
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,329,514
Fort Bend County Municipal Utility District No 232, 6.75%, 09/01/2033 (Callable 09/01/2031)	160,000	188,099
Fort Bend County Municipal Utility District No 5, 2.25%, 09/01/2046 (Callable 09/01/2026)	1,100,000	697,874
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	422,201
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	395,873
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	732,608
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	12,000,000	12,223,064
Fort Stockton Independent School District
5.00%, 02/01/2035 (Callable 02/01/2031)	620,000	679,349
5.00%, 02/01/2036 (Callable 02/01/2031)	605,000	659,784
5.00%, 02/01/2037 (Callable 02/01/2031)	900,000	976,252
5.00%, 02/01/2038 (Callable 02/01/2030)	750,000	795,592
5.00%, 02/01/2039 (Callable 02/01/2030)	1,000,000	1,057,084
5.00%, 02/01/2040 (Callable 02/01/2030)	855,000	900,735
5.00%, 02/01/2041 (Callable 02/01/2029)	1,000,000	1,037,737
5.00%, 02/01/2042 (Callable 02/01/2029)	1,250,000	1,291,462

The accompanying notes are an integral part of these financial statements.

302

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/01/2043 (Callable 02/01/2029)	$500,000	$514,139
5.00%, 02/01/2044 (Callable 02/01/2028)	680,000	692,367
Fourth Ward Redevelopment Authority
4.25%, 09/01/2045 (Callable 09/01/2034)	1,250,000	1,225,581
4.50%, 09/01/2047 (Callable 09/01/2034)	1,000,000	1,002,535
4.50%, 09/01/2049 (Callable 09/01/2034)	750,000	743,547
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	5,361,424	5,227,425
Frisco Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,111,448
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	130,805
6.50%, 09/01/2029	455,000	510,089
6.50%, 09/01/2029	440,000	493,272
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	454,446
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	331,899
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	671,106
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	808,889
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	722,231
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	698,342
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	583,615
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	458,832
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)	3,000,000	2,999,175
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	371,990
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	313,531
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,466,326
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	779,317
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	548,962
Glasscock County Independent School District
5.00%, 02/15/2032 (Callable 02/15/2028)	760,000	795,037

	Par	Value
5.00%, 02/15/2033 (Callable 02/15/2028)	$885,000	$924,383
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	101,818
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	192,845
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	106,988
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	480,030
5.00%, 10/01/2043 (Callable 04/01/2028)	7,780,000	7,967,891
5.75%, 10/01/2044 (Callable 10/01/2028)	5,000,000	5,271,900
5.80%, 10/01/2045 (Callable 10/01/2028)	1,830,000	1,928,916
5.80%, 10/01/2046 (Callable 10/01/2028)	3,190,000	3,357,573
5.85%, 10/01/2047 (Callable 10/01/2028)	6,055,000	6,374,780
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,214,764
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	5,000,000	5,197,145
Grand Prairie Independent School District, 5.00%, 02/15/2034 (Callable 08/15/2026)	1,935,000	1,953,300
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	502,758
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2031)	2,485,000	2,726,029
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	6,500,000	7,107,218
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	14,000,000	15,238,986
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	680,224
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	534,421
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	592,906
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	1,010,169
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	995,613
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,037,865

The accompanying notes are an integral part of these financial statements.

303

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 02/02/2026)	$285,000	$285,147
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	350,430
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	365,080
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	335,727
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,392,199
4.00%, 03/01/2036 (Callable 09/01/2030)	475,000	480,554
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	539,493
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	467,997
Harris County Municipal Utility District No 368, 2.50%, 09/01/2039 (Callable 09/01/2026)	1,765,000	1,399,556
Harris County Municipal Utility District No 406, 3.75%, 09/01/2037 (Callable 09/01/2028)	620,000	565,216
Harris County Municipal Utility District No 423
5.50%, 04/01/2026	450,000	452,718
5.50%, 04/01/2027	450,000	463,223
5.50%, 04/01/2028	450,000	474,009
5.50%, 04/01/2029	475,000	510,840
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	537,048
Harris County Municipal Utility District No 468, 3.00%, 09/01/2037 (Callable 09/01/2029)	1,125,000	985,028
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,890,000	1,998,157
Harris County Municipal Utility District No 490, 4.00%, 09/01/2042 (Callable 09/01/2030)	510,000	475,366
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	350,878
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	349,997
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	349,277
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	348,323

	Par	Value
3.50%, 09/01/2036 (Callable 09/01/2029)	$360,000	$347,336
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	342,610
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 02/02/2026)	250,000	250,153
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2035 (Callable 09/01/2034)	415,000	466,296
5.00%, 09/01/2036 (Callable 09/01/2034)	440,000	490,048
5.00%, 09/01/2037 (Callable 09/01/2034)	420,000	467,260
5.00%, 09/01/2038 (Callable 09/01/2034)	455,000	506,461
5.00%, 09/01/2039 (Callable 09/01/2034)	500,000	553,170
5.00%, 09/01/2040 (Callable 09/01/2034)	500,000	549,458
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2026	335,000	341,370
6.00%, 09/01/2027	365,000	382,480
6.00%, 09/01/2028	390,000	419,326
Harris-Waller Counties Municipal Utility District No 4
6.63%, 11/01/2030	1,575,000	1,751,130
7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	390,487
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,027,220
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,331,220
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,386,180
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,441,117
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 02/02/2026)	1,070,000	952,427
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026)(a)	4,345,000	4,363,895
Houston Independent School District, 5.00%, 07/15/2045(a)	4,750,000	4,991,914
Huffman Independent School District
5.25%, 02/15/2038 (Callable 02/15/2035)	220,000	252,898

The accompanying notes are an integral part of these financial statements.

304

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.25%, 02/15/2039 (Callable 02/15/2035)	$750,000	$856,774
5.25%, 02/15/2042 (Callable 02/15/2035)	1,685,000	1,855,078
Irving Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)	2,000,000	2,283,688
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	4,750,000	4,967,287
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	486,154
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	420,274
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	571,728
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	492,726
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	1,023,611
Kaufman County Fresh Water Supply District No 1-C, 2.13%, 09/01/2046 (Callable 09/01/2029)	1,745,000	1,087,936
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	441,614
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	748,396
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	731,249
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	339,506
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,094,381
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	820,076
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	908,309
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,016,991
La Porte Independent School District/TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	770,000	833,385
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	700,634

	Par	Value
4.00%, 09/01/2034 (Callable 09/01/2029)	$1,745,000	$1,778,682
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	427,107
Las Varas Public Facility Corp., 4.25%, 10/01/2035 (Callable 10/01/2032)	4,500,000	4,515,001
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	426,312
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	404,811
Leander Independent School District
0.00%, 08/15/2034(e)	1,000,000	754,385
0.00%, 08/15/2035(e)	4,000,000	2,886,610
5.00%, 08/15/2036 (Callable 02/15/2028)	1,090,000	1,132,235
Lone Star College System, 5.00%, 02/15/2034 (Callable 02/02/2026)	2,475,000	2,478,925
Lower Colorado River Authority, 5.00%, 05/15/2030 (Callable 05/15/2026)	1,380,000	1,391,281
Lower Valley Water District
5.00%, 09/15/2038 (Callable 09/15/2033)	735,000	805,096
5.00%, 09/15/2039 (Callable 09/15/2033)	780,000	849,798
Martin County Hospital District
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	244,878
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	385,691
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	510,957
Matagorda County Navigation District No 1, 4.25%, 05/01/2030(c)	2,000,000	2,082,510
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,066,498
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	198,095
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	59,429
Melissa Independent School District, 4.00%, 08/01/2031 (Callable 08/01/2026)	1,000,000	1,005,219
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	604,777
5.00%, 11/01/2036 (Callable 11/01/2029)	400,000	428,862

The accompanying notes are an integral part of these financial statements.

305

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	$310,000	$337,256
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	358,561
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	369,859
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	390,431
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	825,597
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)(e)	3,000,000	2,155,295
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2026	370,000	374,773
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	469,118
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	536,210
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	554,706
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	578,065
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	649,082
4.00%, 09/01/2039 (Callable 09/01/2030)	305,000	306,350
4.00%, 09/01/2040 (Callable 09/01/2030)	385,000	384,453
4.00%, 09/01/2041 (Callable 09/01/2030)	405,000	397,909
4.00%, 09/01/2042 (Callable 09/01/2030)	420,000	406,081
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	264,236
6.50%, 09/01/2028	260,000	283,410
6.50%, 09/01/2029	250,000	280,268
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	219,062
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	327,803
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,313,617
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	676,617
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	794,197
3.50%, 09/01/2035 (Callable 02/02/2026)	780,000	765,530

	Par	Value
New Caney Independent School District, 4.00%, 02/15/2050(a)	$8,700,000	$8,860,312
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	265,486
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	345,000	345,000
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,016,052
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,328,901
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 02/02/2026)	425,000	425,191
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	589,459
North Texas Tollway Authority
0.00%, 01/01/2031(e)	1,470,000	1,264,607
5.00%, 01/01/2033 (Callable 01/01/2026)	980,000	980,000
0.00%, 01/01/2035(e)	8,600,000	6,397,842
5.00%, 01/01/2043 (Callable 01/01/2028)	4,985,000	5,091,926
5.00%, 01/01/2043 (Callable 01/01/2027)	270,000	272,446
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	48,519
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	2,018,808
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	836,864
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	869,903
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	311,419
Northwest Harris County Municipal Utility District No 10/TX, 5.00%, 04/01/2026	725,000	728,134
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	363,177
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	754,160
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	275,941
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	545,145
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	266,727
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	275,797

The accompanying notes are an integral part of these financial statements.

306

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Parkside at Mayfield Ranch Municipal District
3.25%, 09/01/2036 (Callable 09/01/2027)	$270,000	$253,209
3.38%, 09/01/2036 (Callable 02/02/2026)	435,000	421,235
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	813,112
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	793,849
Perryton Independent School District
5.00%, 08/15/2037 (Callable 08/15/2034)	1,055,000	1,188,476
5.00%, 08/15/2040 (Callable 08/15/2032)	225,000	242,793
Pflugerville Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2032)	1,295,000	1,404,056
Plains Independent School District
5.00%, 08/15/2034 (Callable 08/15/2030)	1,035,000	1,122,184
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	257,291
5.00%, 08/15/2036 (Callable 08/15/2030)	320,000	343,528
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	277,652
5.00%, 08/15/2037 (Callable 08/15/2030)	350,000	374,029
5.00%, 08/15/2038 (Callable 08/15/2030)	380,000	404,249
5.00%, 08/15/2038 (Callable 08/15/2029)	215,000	228,110
5.00%, 08/15/2039 (Callable 08/15/2030)	460,000	487,139
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	211,626
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	871,050
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	461,094
5.00%, 02/15/2032 (Callable 02/15/2027)	480,000	492,752
5.00%, 02/15/2032 (Callable 02/15/2027)	20,000	20,514
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,371,950
Port Arthur Independent School District
5.00%, 02/15/2035	735,000	850,213
5.00%, 02/15/2036 (Callable 02/15/2035)	810,000	933,747

	Par	Value
5.00%, 02/15/2037 (Callable 02/15/2035)	$1,360,000	$1,554,044
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2032 (Callable 10/01/2028)(c)	1,955,000	2,046,509
5.00%, 10/01/2037 (Callable 10/01/2028)(c)	500,000	516,567
5.00%, 10/01/2038 (Callable 10/01/2028)(c)	900,000	927,504
Prosper Independent School District, 4.00%, 02/15/2050(a)	4,955,000	4,994,199
PSC/TX, 3.75%, 12/01/2040	7,495,000	7,507,502
Rankin Independent School District
5.00%, 02/15/2033 (Callable 02/15/2030)	815,000	886,906
5.00%, 02/15/2033 (Callable 02/15/2027)	700,000	716,751
5.00%, 02/15/2034 (Callable 02/15/2030)	500,000	541,422
5.00%, 02/15/2034 (Callable 02/15/2027)	500,000	511,734
5.00%, 02/15/2035 (Callable 02/15/2030)	300,000	323,542
Redbird Ranch Water Control & Improvement District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	916,082
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	481,455
Round Rock Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2035)	725,000	843,595
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	354,160
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	387,854
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	1,475,000	1,574,670
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,006,570
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	3,032,852
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	486,000	501,914
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	13,925,000	14,204,451
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	3,295,000	3,397,020
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	216,755

The accompanying notes are an integral part of these financial statements.

307

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/15/2038 (Callable 08/15/2030)	$200,000	$214,046
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	212,934
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	540,532
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	591,369
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	206,294
Seminole Hospital District
4.00%, 02/15/2031 (Callable 02/15/2026)	580,000	406,169
3.00%, 02/15/2034 (Callable 02/15/2026)	1,200,000	691,204
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,748,691
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	610,989
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	5,000,000	5,054,907
Smiley Road Water Control & Improvement District No 1, 6.13%, 08/15/2031 (Callable 08/15/2030)	220,000	248,302
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,630,374
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	259,269
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 02/02/2026)	275,000	275,086
Springtown Independent School District, 5.00%, 02/15/2045 (Callable 08/15/2035)	3,925,000	4,175,913
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(c)	4,230,000	4,534,871
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	5,000,000	5,014,565
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	1,015,115
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	856,059
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	893,116
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,681,772
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,767,480

	Par	Value
2.75%, 02/15/2036 (Callable 01/23/2026)(a)(d)	$9,300,000	$8,956,961
5.00%, 07/01/2036 (Callable 01/01/2029)	1,400,000	1,469,812
5.00%, 07/01/2038 (Callable 01/01/2029)	2,005,000	2,091,909
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	401,123
5.00%, 07/01/2043 (Callable 01/01/2029)	2,600,000	2,663,883
5.00%, 11/15/2064 (Callable 11/15/2028)(a)	2,525,000	2,722,578
Tarrant County Hospital District
4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,707,568
5.25%, 08/15/2048 (Callable 08/15/2032)	3,175,000	3,311,649
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	2,044,000	2,050,413
Tender Option Bond Trust Receipts/Certificates, 1.45%, 06/01/2063(a)(b)	1,271,000	1,271,000
Texas Department of Housing & Community Affairs
5.25%, 01/01/2031	1,070,000	1,184,803
5.25%, 07/01/2031	1,100,000	1,227,561
5.25%, 01/01/2032	565,000	635,215
5.25%, 07/01/2032	580,000	656,136
5.00%, 03/01/2041 (Callable 02/02/2026)(a)	1,800,000	1,806,862
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	3,156,913
3.63%, 09/01/2044 (Callable 09/01/2028)	840,000	774,172
5.00%, 07/01/2047 (Callable 01/01/2032)	275,000	281,186
5.13%, 01/01/2048 (Callable 07/01/2032)	2,035,000	2,072,374
4.75%, 01/01/2049 (Callable 07/01/2028)	1,395,000	1,408,086
5.00%, 01/01/2049 (Callable 01/01/2033)	1,610,000	1,654,076
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,175,073
5.50%, 09/01/2052 (Callable 03/01/2032)	5,840,000	6,212,390
6.00%, 03/01/2053 (Callable 03/01/2032)	830,000	907,794
5.25%, 07/01/2053 (Callable 01/01/2032)	410,000	427,338
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,101,912
5.75%, 07/01/2054 (Callable 01/01/2033)	3,145,000	3,444,109
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,550,127
5.00%, 12/15/2028	7,435,000	7,783,668
5.00%, 12/15/2029	5,000,000	5,300,605

The accompanying notes are an integral part of these financial statements.

308

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	$5,325,000	$5,919,161
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	2,070,000	2,199,758
Texas Municipal Gas Acquisition and Supply Corp. I
4.12% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2026)	4,100,000	4,101,454
6.25%, 12/15/2026	315,000	324,928
Texas Municipal Gas Acquisition and Supply Corp. II, 3.54% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,000,000	1,002,420
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,080,954
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	798,531
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	443,554
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	545,305
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	679,892
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,769,683
3.75%, 07/01/2044(a)	2,000,000	2,006,262
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,755,288
6.00%, 09/01/2054 (Callable 03/01/2034)	7,590,000	8,338,709
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,319,588
Texas Water Development Board
4.75%, 10/15/2042 (Callable 10/15/2032)	7,800,000	8,147,464
5.00%, 10/15/2043 (Callable 04/15/2028)	4,000,000	4,092,449
4.88%, 10/15/2048 (Callable 10/15/2033)	4,345,000	4,459,056
Tioga Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	680,000	736,502
Travis County Housing Finance Corp., 3.40%, 01/01/2059 (Callable 01/01/2028)(a)	2,500,000	2,518,809
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	193,513

	Par	Value
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 02/02/2026)	$615,000	$615,085
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	122,018
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,779,574
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	443,061
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	1,500,000	1,368,442
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	280,228
Uptown Municipal Utility District No 1
6.63%, 09/01/2033 (Callable 11/01/2031)	270,000	315,039
6.63%, 09/01/2034 (Callable 11/01/2031)	285,000	330,712
6.50%, 09/01/2035 (Callable 11/01/2031)	300,000	344,040
Venus Independent School District
5.25%, 08/15/2040 (Callable 08/15/2035)	670,000	759,231
5.25%, 08/15/2041 (Callable 08/15/2035)	1,730,000	1,940,243
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 02/02/2026)	315,000	315,219
4.00%, 12/01/2028 (Callable 02/02/2026)	470,000	470,324
5.00%, 12/01/2029	375,000	403,580
6.25%, 12/01/2029	460,000	514,910
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	236,261
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	429,566
4.00%, 12/01/2031 (Callable 12/01/2030)	500,000	517,181
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	262,330
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	428,294
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	384,172
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	693,643
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	430,908
4.00%, 12/01/2034 (Callable 12/01/2030)	590,000	601,582
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	598,054

The accompanying notes are an integral part of these financial statements.

309

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.00%, 12/01/2035 (Callable 12/01/2030)	$915,000	$927,548
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	866,073
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	710,784
4.00%, 12/01/2038 (Callable 12/01/2030)	280,000	279,484
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	630,077
4.00%, 12/01/2039 (Callable 12/01/2030)	350,000	345,959
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	470,268
4.00%, 12/01/2041 (Callable 12/01/2030)	415,000	399,180
4.00%, 12/01/2041 (Callable 12/01/2030)	200,000	192,376
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	772,409
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	410,305
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,288,315
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	101,820
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,045,170
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,330,991
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	785,873
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	378,147
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	856,103
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	888,452
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	978,917
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,056,174
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	502,613
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	320,938
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	325,049
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	730,421
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	811,899

	Par	Value
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	$560,000	$544,833
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	543,340
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	542,104
Wimberley Independent School District
4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	361,428
5.00%, 08/15/2037 (Callable 08/15/2035)	1,540,000	1,777,426
5.00%, 08/15/2039 (Callable 08/15/2035)	1,000,000	1,143,546
Wink-Loving Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2026)	500,000	501,328
		817,569,381
Utah - 1.5%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	503,163
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2049 (Callable 02/01/2034)	450,000	471,945
5.25%, 02/01/2052 (Callable 02/01/2034)	2,070,000	2,164,309
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	975,000	961,271
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2028(c)	1,000,000	1,050,291
5.00%, 07/01/2030 (Callable 07/01/2028)(c)	3,500,000	3,663,030
5.00%, 07/01/2030 (Callable 07/01/2027)	475,000	490,864
5.00%, 07/01/2034 (Callable 07/01/2028)(c)	10,000,000	10,387,587
5.00%, 07/01/2038 (Callable 07/01/2028)(c)	4,975,000	5,117,877
5.25%, 07/01/2041 (Callable 07/01/2033)(c)	1,700,000	1,825,884
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,203,127
5.00%, 07/01/2042 (Callable 07/01/2027)(c)	2,500,000	2,521,462
5.25%, 07/01/2043 (Callable 07/01/2033)(c)	1,285,000	1,356,107
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035(e)	2,090,000	1,262,688
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,002,597
5.00%, 05/15/2060 (Callable 02/01/2026)(a)	3,160,000	3,201,278

The accompanying notes are an integral part of these financial statements.

310

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2037 (Callable 06/01/2030)	$1,700,000	$1,812,488
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	159,324
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	366,685
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	723,785
4.00%, 04/15/2029	225,000	229,968
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	515,689
4.00%, 04/15/2030	1,120,000	1,129,866
5.00%, 10/15/2031 (Callable 10/15/2027)	1,030,000	1,060,212
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	318,550
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	503,486
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	521,732
5.00%, 04/15/2037 (Callable 04/15/2026)	925,000	928,054
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,006,251
Utah Housing Corp.
3.24%, 06/01/2044 (Callable 12/01/2028)(a)	12,000,000	12,029,870
4.00%, 01/01/2045 (Callable 02/02/2026)	120,000	120,008
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,200,000	1,201,569
4.50%, 10/21/2052	2,520,524	2,496,133
6.00%, 12/21/2052	1,609,610	1,753,365
6.00%, 02/21/2053	1,817,206	1,979,373
6.50%, 05/21/2053	1,025,460	1,097,271
6.00%, 06/21/2053	1,603,464	1,747,123
6.00%, 07/01/2053 (Callable 01/01/2032)	1,765,000	1,893,591
6.50%, 08/21/2053	1,491,814	1,638,952
Utah Infrastructure Agency
5.00%, 10/15/2035 (Callable 10/15/2032)	1,200,000	1,339,091
5.50%, 10/15/2045 (Callable 10/15/2032)	725,000	774,626
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,820,911
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,284,283
		86,635,736

	Par	Value
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2039 (Callable 06/01/2026)	$500,000	$501,591
Vermont Housing Finance Agency
3.65%, 11/01/2032 (Callable 02/02/2026)	65,000	65,032
4.00%, 11/01/2046 (Callable 02/02/2026)(c)	50,000	50,004
4.00%, 11/01/2048 (Callable 05/01/2027)	580,000	581,076
Vermont Municipal Bond Bank, 5.00%, 12/01/2036 (Callable 12/01/2026)	955,000	967,526
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	512,068
		2,677,297
Virginia - 0.8%
Arlington County Industrial Development Authority, 2.95%, 09/01/2049 (Callable 09/01/2028)(a)	1,975,000	1,971,672
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,297,559
City of Richmond VA Public Utility Revenue, 4.00%, 01/15/2036 (Callable 02/02/2026)	4,350,000	4,352,110
Fairfax County Industrial Development Authority
5.00%, 05/15/2030 (Callable 05/15/2026)	1,300,000	1,311,055
5.00%, 05/15/2031 (Callable 05/15/2026)	650,000	655,451
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,071,176
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	563,130
5.25%, 07/01/2043 (Callable 07/01/2033)	4,000,000	4,359,209
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,509,233
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 02/02/2026)	510,000	510,860
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,770,000	2,793,189

The accompanying notes are an integral part of these financial statements.

311

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Roanoke Economic Development Authority, 1.15%, 07/01/2052 (Callable 01/02/2026)(a)	$8,200,000	$8,200,000
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,528,585
Virginia College Building Authority
5.00%, 06/01/2027	300,000	305,983
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,096,429
Virginia Housing Development Authority, 3.45%, 04/01/2038 (Callable 01/23/2026)	710,000	701,279
Virginia Small Business Financing Authority
5.00%, 10/01/2026	450,000	455,571
5.00%, 10/01/2029	1,000,000	1,061,665
5.00%, 10/01/2030	1,000,000	1,075,724
5.00%, 10/01/2042 (Callable 10/01/2032)	1,170,000	1,239,722
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	3,000,000	3,370,753
		42,430,355
Washington - 2.0%
City of Tacoma WA Solid Waste Utility Revenue, 5.00%, 12/01/2033 (Callable 06/01/2026)	945,000	952,980
County of Grant WA, 5.25%, 12/01/2045 (Callable 12/01/2034)	1,000,000	1,074,573
Cowlitz County School District No 458 Kelso/WA, 5.00%, 12/01/2035 (Callable 06/01/2028)	1,290,000	1,355,318
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	576,882
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,555,217
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	662,169
5.25%, 12/01/2027	1,250,000	1,298,285
5.25%, 12/01/2028	1,315,000	1,390,081
King County Housing Authority
5.00%, 01/01/2026	120,000	120,000
5.00%, 07/01/2026	100,000	100,821
5.00%, 01/01/2027	210,000	213,678
5.00%, 07/01/2027	290,000	297,551
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,151,811
5.00%, 01/01/2028	210,000	216,729
5.00%, 07/01/2028	300,000	311,846

	Par	Value
5.00%, 01/01/2029	$400,000	$419,148
4.00%, 06/01/2029	800,000	820,725
5.00%, 07/01/2029	320,000	338,036
5.00%, 01/01/2030	150,000	159,460
5.00%, 07/01/2030	265,000	283,919
5.00%, 01/01/2031	255,000	273,891
5.00%, 07/01/2031	300,000	323,893
5.00%, 01/01/2032	250,000	270,377
5.00%, 07/01/2032	245,000	265,889
5.00%, 01/01/2033	200,000	217,588
5.00%, 07/01/2033	200,000	218,935
5.00%, 01/01/2034	230,000	251,994
5.00%, 07/01/2034	250,000	274,474
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,119,284
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,677,968
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,134,073
5.00%, 12/01/2036 (Callable 12/01/2026)	1,125,000	1,137,467
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,626,071
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,421,088
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,687,508
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,055,793
King County Public Hospital District No 4, 6.63%, 12/01/2045 (Callable 12/01/2035)	7,580,000	7,666,491
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,021,247
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	229,344
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	119,457
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,587,539
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,531,522
Port of Bellingham WA, 5.00%, 12/01/2026(c)	380,000	385,241
Port of Seattle WA
5.00%, 04/01/2035 (Callable 04/01/2029)(c)	3,000,000	3,137,586
5.00%, 05/01/2036 (Callable 05/01/2027)(c)	1,325,000	1,349,586

The accompanying notes are an integral part of these financial statements.

312

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	$375,000	$430,936
5.50%, 12/01/2043 (Callable 12/01/2033)	1,335,000	1,466,351
Seattle Housing Authority, 5.00%, 12/01/2029 (Callable 04/01/2029)	4,000,000	4,216,112
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	1,030,000	1,082,120
5.00%, 06/01/2039 (Callable 06/01/2030)	1,100,000	1,175,817
5.00%, 02/01/2040 (Callable 02/01/2026)	2,795,000	2,800,115
5.00%, 08/01/2041 (Callable 08/01/2030)	3,500,000	3,701,319
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,366,420
Tacoma Metropolitan Park District
4.00%, 12/01/2028	2,495,000	2,586,554
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,801,091
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	825,729
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	417,993
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	607,664
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	509,288
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	346,838
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	516,538
Vancouver Housing Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	2,105,000	2,134,074
5.00%, 10/01/2027 (Callable 10/01/2026)	1,465,000	1,485,888
4.00%, 08/01/2034 (Callable 08/01/2031)	7,000,000	6,970,494
5.00%, 08/01/2035	595,000	635,287
4.25%, 02/01/2038 (Callable 02/01/2035)	6,000,000	6,171,016
5.00%, 08/01/2040 (Callable 08/01/2035)	4,700,000	4,870,274
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,594,257
5.00%, 10/01/2029 (Callable 10/01/2028)	325,000	343,992
5.00%, 10/01/2030 (Callable 10/01/2028)	740,000	782,264
5.00%, 08/15/2033 (Callable 02/15/2028)	615,000	634,970

	Par	Value
5.00%, 08/15/2037 (Callable 02/15/2028)	$3,015,000	$3,090,295
5.00%, 10/01/2038 (Callable 04/01/2030)	2,200,000	2,355,589
5.00%, 08/01/2044 (Callable 08/01/2029)	3,915,000	3,965,505
Washington State Housing Finance Commission
5.00%, 02/01/2028 (Callable 02/01/2027)(a)	1,200,000	1,225,341
5.00%, 07/01/2030(b)	290,000	309,329
5.00%, 07/01/2031(b)	400,000	431,442
5.00%, 07/01/2032(b)	510,000	553,792
5.00%, 07/01/2034(b)	670,000	730,986
5.00%, 07/01/2035(b)	1,000,000	1,091,657
5.00%, 07/01/2039 (Callable 07/01/2035)(b)	2,000,000	2,126,299
4.00%, 06/01/2049 (Callable 06/01/2028)	160,000	160,833
		115,798,004
West Virginia - 0.4%
County of Marshall WV, 2.40%, 03/01/2026 (Callable 01/02/2026)(a)	6,930,000	6,930,000
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2035	550,000	614,242
5.00%, 06/01/2036 (Callable 06/01/2035)	525,000	581,427
5.00%, 06/01/2037 (Callable 06/01/2035)	950,000	1,043,636
5.25%, 06/01/2045 (Callable 06/01/2035)	1,810,000	1,925,363
Glenville State College, 4.00%, 06/01/2027	630,000	621,815
Morgantown Utility Board, Inc., 5.00%, 12/01/2041 (Callable 12/01/2026)	2,500,000	2,518,407
State of West Virginia, 5.00%, 06/01/2037 (Callable 06/01/2028)	500,000	522,174
West Virginia Commissioner of Highways, 5.00%, 09/01/2032 (Callable 09/01/2027)	1,140,000	1,180,688
West Virginia Hospital Finance Authority
4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	451,748
5.00%, 06/01/2055 (Callable 12/01/2032)(a)	3,830,000	4,220,448
		20,609,948
Wisconsin - 3.0%
County of Milwaukee WI, 1.00%, 10/01/2035	1,095,000	865,564
County of Milwaukee WI Airport Revenue, 5.00%, 12/01/2030 (Callable 12/01/2026)(c)	4,150,000	4,215,725

The accompanying notes are an integral part of these financial statements.

313

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
County of Waushara WI
4.50%, 06/01/2027 (Callable 02/02/2026)	$2,300,000	$2,302,267
5.25%, 06/01/2036 (Callable 12/01/2033)	125,000	141,027
Cudahy School District/WI
5.00%, 03/01/2040 (Callable 03/01/2033)	805,000	862,522
5.00%, 03/01/2041 (Callable 03/01/2033)	845,000	898,576
5.00%, 03/01/2045 (Callable 03/01/2033)	2,035,000	2,084,798
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,315,296
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,761,289
Prescott School District, 4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,154,300
Public Finance Authority
5.00%, 10/01/2027(b)	2,075,000	2,118,027
0.00%, 09/01/2028 (Callable 09/01/2026)(e)	130,000	118,222
5.00%, 10/01/2028(b)	1,125,000	1,162,462
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	2,395,000	2,556,215
5.00%, 10/01/2029(b)	1,000,000	1,043,547
5.00%, 07/01/2030(c)	1,110,000	1,173,114
5.00%, 07/01/2032	110,000	120,718
5.00%, 03/01/2033 (Callable 03/01/2026)	315,000	315,863
5.00%, 07/01/2033	165,000	182,335
5.00%, 10/01/2034 (Callable 10/01/2029)(b)	5,850,000	6,070,794
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	415,596
5.00%, 07/01/2035 (Callable 07/01/2034)	550,000	611,505
5.00%, 07/01/2037 (Callable 07/01/2034)	550,000	602,275
4.00%, 04/01/2042 (Callable 04/01/2032)(b)	50,000	53,426
5.00%, 10/01/2044 (Callable 04/01/2029)	3,750,000	3,805,156
4.00%, 04/01/2052 (Callable 04/01/2032)(b)	45,000	48,083
4.00%, 01/01/2055(b)	25,000,000	24,978,398
0.00%, 12/01/2055 (Callable 12/01/2033)(b)(e)	5,450,000	3,054,537
6.00%, 12/01/2055 (Callable 12/01/2033)(b)	8,725,000	8,597,078
4.50%, 07/01/2067 (Callable 07/01/2034)(a)	3,065,000	3,198,324

	Par	Value
Racine Unified School District, 5.00%, 04/01/2041 (Callable 04/01/2031)	$1,615,000	$1,719,456
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,439,087
Village of Crivitz WI
5.00%, 04/01/2031	350,000	366,770
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	378,340
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	376,781
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	375,220
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	342,242
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	687,311
4.25%, 04/01/2036 (Callable 04/01/2033)	640,000	640,693
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	639,986
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	172,356
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	615,180
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 02/02/2026)	800,000	800,013
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,828,521
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,047,737
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,012,425
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,041,833
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	571,315
Waunakee Community School District
3.63%, 04/01/2030 (Callable 04/01/2028)	10,000,000	10,131,918
4.38%, 04/01/2044	5,000,000	4,999,051
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	626,388
Wisconsin Center District
0.00%, 12/15/2027(e)	775,000	732,788
0.00%, 12/15/2027(e)	220,000	207,777
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	505,287
0.00%, 12/15/2028(e)	1,045,000	956,541
0.00%, 12/15/2028(e)	255,000	234,095
0.00%, 12/15/2029(e)	315,000	280,552
0.00%, 12/15/2030(e)	1,325,000	1,136,984
0.00%, 12/15/2030(e)	460,000	396,657
0.00%, 12/15/2031(e)	50,000	41,443
0.00%, 12/15/2034 (Callable 12/15/2030)(e)	615,000	451,909

The accompanying notes are an integral part of these financial statements.

314

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.25%, 12/15/2061 (Callable 12/15/2030)(b)	$1,000,000	$984,358
Wisconsin Health & Educational Facilities Authority
5.00%, 03/01/2026 (Callable 01/23/2026)	820,000	820,501
5.00%, 07/01/2026 (Callable 01/23/2026)	50,000	50,084
5.00%, 12/01/2026 (Callable 01/23/2026)	1,290,000	1,291,083
5.00%, 03/01/2027 (Callable 01/23/2026)	1,095,000	1,095,323
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	13,250,000	13,360,789
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	588,655
5.00%, 02/15/2028	3,205,000	3,350,566
5.00%, 03/01/2028 (Callable 01/23/2026)	830,000	830,266
5.00%, 08/15/2028 (Callable 02/02/2026)	1,025,000	1,027,237
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	482,636
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	401,823
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	533,140
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	269,431
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,243,248
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	562,559
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,033,036
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	1,001,857
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,088,264
5.00%, 12/01/2046 (Callable 06/01/2031)(a)(g)	10,000,000	10,832,311
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,180,205
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	1,381,000	1,406,025
5.00%, 11/01/2058 (Callable 02/01/2027)(a)	3,035,000	3,099,092
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	765,176
4.00%, 03/01/2048 (Callable 03/01/2027)	610,000	610,963

	Par	Value
4.25%, 03/01/2049 (Callable 09/01/2028)	$555,000	$560,779
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (Callable 01/23/2026)(a)	900,000	900,297
		167,953,399
Wyoming - 0.2%
County of Laramie WY
4.00%, 05/01/2030	720,000	745,830
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	544,689
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	662,304
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	1,018,509
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	227,998
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,710,000	1,717,539
5.50%, 07/15/2048 (Callable 07/15/2032)	1,480,000	1,561,429
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 02/02/2026)	4,500,000	4,500,902
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	425,000	427,223
		11,406,423
TOTAL MUNICIPAL BONDS (Cost $5,476,230,177)		5,534,167,365
U.S. TREASURY SECURITIES - 1.2%
United States Treasury Note/Bond, 3.75%, 08/15/2027	70,000,000	70,295,312
TOTAL U.S. TREASURY SECURITIES (Cost $69,582,787)		70,295,312
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 0.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.09%(h)	4,284,503	4,284,503
TOTAL MONEY MARKET FUNDS (Cost $4,284,503)		4,284,503
TOTAL INVESTMENTS - 98.9% (Cost $5,550,097,467)		$5,608,747,180
Other Assets in Excess of Liabilities - 1.1%		63,642,057
TOTAL NET ASSETS - 100.0%		$5,672,389,237

The accompanying notes are an integral part of these financial statements.

315

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $215,959,342 or 3.8% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $291,748,408 or 5.1% of net assets.
(d)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

316

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Core Intermediate Municipal Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$5,534,167,365	$—	$5,534,167,365
U.S. Treasury Securities	—	70,295,312	—	70,295,312
Money Market Funds	4,284,503	—	—	4,284,503
Total Investments	$4,284,503	$5,604,462,677	$—	$5,608,747,180

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

317

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
MUNICIPAL BONDS - 97.8%
Alabama - 4.8%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$549,807
Alabama Housing Finance Authority
3.15%, 12/01/2028(a)	1,900,000	1,901,704
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	1,350,000	1,351,948
Black Belt Energy Gas District
5.00%, 05/01/2053(a)	755,000	791,128
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	500,000	536,080
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	1,000,000	1,073,401
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 02/02/2026)	100,000	99,669
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	1,500,000	1,678,141
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,766,769
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)	3,085,000	3,186,105
Energy Southeast A Cooperative District, 5.00%, 09/01/2030	2,255,000	2,356,707
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	322,308
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	600,000	601,932
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,522,615
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,500,000	1,535,439
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	1,600,000	1,691,258
Montgomery County Public Facilities Authority/AL, 3.75%, 03/01/2052 (Callable 03/01/2032)	15,000	10,714
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	482,302
5.00%, 11/01/2027	300,000	310,298
5.00%, 10/01/2030 (Callable 07/01/2030)	4,100,000	4,404,814
5.00%, 09/01/2033	325,000	357,448
5.00%, 09/01/2035 (Callable 06/01/2035)	1,250,000	1,356,138
5.00%, 11/01/2035 (Callable 11/01/2034)	650,000	690,176

	Par	Value
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	$250,000	$268,000
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,250,000	1,321,720
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	1,000,000	1,053,678
State of Alabama Docks Department, 5.00%, 10/01/2032 (Callable 10/01/2027)(b)	1,000,000	1,024,651
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,012,327
		34,257,277
Alaska - 0.2%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034)(b)	580,000	603,577
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034)(b)	500,000	538,517
		1,142,094
Arizona - 1.7%
Arizona Industrial Development Authority
5.00%, 07/01/2026(c)	90,000	90,403
4.00%, 07/15/2027(c)	125,000	124,864
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	145,000	146,046
4.00%, 07/15/2030 (Callable 07/15/2027)(c)	190,000	188,829
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	100,000	99,147
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	100,514
4.00%, 11/01/2035 (Callable 11/01/2031)	500,000	501,424
6.00%, 07/01/2037 (Callable 07/01/2027)(c)	1,000,000	1,028,538
5.00%, 07/01/2048 (Callable 01/01/2028)	200,000	196,552
5.25%, 11/01/2053 (Callable 11/01/2032)	1,750,000	1,782,206
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 01/23/2026)	230,000	228,298
4.00%, 05/15/2031 (Callable 01/23/2026)	500,000	487,912
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	730,000	625,060
Industrial Development Authority of the City of Phoenix Arizona, 5.00%, 10/15/2044 (Callable 10/15/2034)	1,195,000	1,250,780

The accompanying notes are an integral part of these financial statements.

318

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	$25,000	$25,096
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)	1,500,000	1,531,004
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	550,673
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	946,887
Salt Verde Financial Corp., 5.25%, 12/01/2026	1,545,000	1,569,040
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	201,019
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	237,263
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	236,599
		12,148,154
Arkansas - 0.5%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	456,189
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	819,630
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,148
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	25,000	24,770
City of Hope AR Water & Electric Revenue, 4.25%, 04/01/2046 (Callable 04/01/2031)	590,000	574,274
City of Marion AR Sales & Use Tax Revenue, 5.00%, 11/01/2037 (Callable 11/01/2032)	895,000	973,952
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	323,376
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	469,187
		3,791,526
California - 4.7%
California Community Choice Financing Authority
5.00%, 10/01/2028	2,000,000	2,092,628

	Par	Value
5.00%, 11/01/2033 (Callable 08/01/2033)	$1,800,000	$1,956,767
4.00%, 10/01/2052 (Callable 09/01/2027)(a)	1,000,000	1,009,586
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	200,000	212,508
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	1,000,000	1,094,316
California Housing Finance Agency
3.75%, 03/25/2035	470,051	475,938
4.38%, 09/20/2036	487,797	505,670
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	973,744
California Pollution Control Financing Authority, 5.00%, 07/01/2029(c)	250,000	257,640
California Public Finance Authority, 6.50%, 06/01/2054 (Callable 06/01/2031)(c)	130,000	127,163
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	750,000	750,242
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029)(b)	500,000	530,007
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	322,911
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	690,540	636,471
2.25%, 09/25/2037	1,357,245	1,148,535
3.16%, 12/25/2038(a)	494,752	436,735
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	2,500,000	2,747,720
Inglewood Unified School District, 5.50%, 08/01/2044 (Callable 08/01/2035)	1,000,000	1,132,751
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	575,000	623,476
Los Angeles Department of Water & Power, 5.00%, 07/01/2043 (Callable 07/01/2032)	75,000	79,139
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2035 (Callable 01/01/2028)	1,385,000	1,436,723
5.00%, 07/01/2044 (Callable 07/01/2034)	665,000	703,808
5.00%, 07/01/2048 (Callable 01/01/2028)	540,000	543,267
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	1,500,000	1,559,887

The accompanying notes are an integral part of these financial statements.

319

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Mayers Memorial Hospital District
0.00%, 08/01/2029(d)	$160,000	$137,476
0.00%, 08/01/2030(d)	360,000	294,507
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	425,000	462,850
Needles Unified School District, 0.00%, 08/01/2041(d)	875,000	753,274
Orland Unified School District, 0.00%, 08/01/2047 (Callable 08/01/2037)(d)	260,000	212,384
Paradise Unified School District
5.00%, 05/01/2035 (Callable 05/01/2030)	505,000	531,193
5.00%, 05/01/2040 (Callable 05/01/2030)	405,000	417,050
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	359,475
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	530,000	566,763
5.00%, 09/01/2050 (Callable 09/01/2032)	800,000	841,314
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)	2,110,000	2,228,578
San Diego County Regional Airport Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)(b)	1,890,000	1,927,158
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2041 (Callable 05/01/2026)(b)	1,000,000	1,002,317
5.75%, 05/01/2048 (Callable 05/01/2033)(b)	1,000,000	1,072,793
San Ysidro School District, 0.00%, 08/01/2031(d)	600,000	503,526
Siskiyou Community College District, 0.00%, 08/01/2031(d)	240,000	204,647
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)(d)	500,000	578,805
		33,451,742
Colorado - 2.6%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,000,000	1,132,163
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	953,330
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)	500,000	514,116

	Par	Value
Colorado Bridge & Tunnel Enterprise, 5.25%, 12/01/2050 (Callable 12/01/2034)	$3,250,000	$3,443,413
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027)(b)	750,000	757,071
4.00%, 06/30/2031 (Callable 12/31/2027)(b)	250,000	252,222
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 02/02/2026)	350,000	332,977
2.00%, 09/01/2030 (Callable 09/01/2028)	70,000	65,944
5.00%, 10/01/2030 (Callable 02/02/2026)	420,000	386,627
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	77,230
5.00%, 07/01/2045 (Callable 07/01/2035)	625,000	643,805
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 02/02/2026)	300,000	295,295
5.00%, 08/01/2035 (Callable 08/01/2029)	1,400,000	1,475,947
5.00%, 08/01/2044 (Callable 08/01/2029)	625,000	634,093
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	500,000	500,787
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	504,750
Denver Health & Hospital Authority
5.00%, 12/01/2033 (Callable 12/01/2028)	300,000	312,552
5.00%, 12/01/2033 (Callable 12/01/2029)	200,000	211,054
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)	1,000,000	1,086,026
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	79,343
Regional Transportation District, 4.00%, 07/15/2039	115,000	114,032
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,014,905
Vail Home Partners Corp.
5.75%, 10/01/2045 (Callable 04/01/2035)(c)	625,000	641,115
5.88%, 10/01/2055 (Callable 04/01/2035)(c)	1,250,000	1,271,174
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 01/23/2026)	106,000	90,786

The accompanying notes are an integral part of these financial statements.

320

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Weld County School District No RE-4, 5.25%, 12/01/2047 (Callable 12/01/2032)	$1,000,000	$1,060,517
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,035,507
		18,886,781
Connecticut - 0.7%
Connecticut Housing Finance Authority, 4.80%, 05/01/2043	2,625,000	2,697,548
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	40,064
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,913
2.95%, 07/01/2049(a)	1,000,000	1,005,651
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2033(b)	540,000	582,132
Stamford Housing Authority, 4.25%, 10/01/2030	870,000	878,916
		5,234,224
Delaware - 0.2%
Delaware State Economic Development Authority, 5.00%, 10/01/2036 (Callable 02/02/2026)	595,000	591,641
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	955,000	1,047,335
		1,638,976
District of Columbia - 0.2%
District of Columbia, 5.00%, 07/01/2042 (Callable 07/01/2032)	500,000	497,658
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,070,721
		1,568,379
Florida - 3.6%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	756,731
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	330,000	318,324
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Callable 10/01/2033)(b)	1,000,000	1,037,253
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	797,258

	Par	Value
5.65%, 03/01/2054 (Callable 03/01/2033)	$990,000	$1,053,441
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	596,692
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2027)	1,305,000	1,352,432
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030)(a)	1,000,000	1,078,202
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,053,453
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	786,852
County of Bay FL, 5.00%, 09/01/2033 (Callable 02/02/2026)	640,000	640,584
County of Broward FL Airport System Revenue, 5.00%, 10/01/2033 (Callable 10/01/2029)(b)	1,500,000	1,596,166
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)	1,000,000	1,027,677
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	2,000,000	2,047,451
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	459,413
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	509,540
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,055,536
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	830,000	832,156
5.00%, 08/15/2032(c)	455,000	455,047
3.40%, 09/01/2050 (Callable 06/03/2028)(a)(b)	2,000,000	2,008,384
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(c)	1,000,000	1,001,621
Florida Housing Finance Corp.
2.33%, 07/01/2036	450,185	384,168
4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	39,241
Greater Orlando Aviation Authority, 5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,022,607
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046	1,000,000	997,362

The accompanying notes are an integral part of these financial statements.

321

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	$260,000	$261,114
4.00%, 10/01/2028	270,000	271,847
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	500,000	499,698
Tolomato Community Development District, 4.00%, 05/01/2040 (Callable 05/01/2032)	1,725,000	1,721,218
		25,661,468
Georgia - 1.9%
Atlanta Urban Residential Finance Authority, 4.75%, 05/01/2043	1,300,000	1,334,643
Bartow County Development Authority, 3.95%, 12/01/2032(a)	500,000	507,979
City of Griffin GA Public Utility Revenue, 5.00%, 01/01/2051 (Callable 01/01/2036)	2,050,000	2,142,226
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,019,961
4.00%, 12/01/2035 (Callable 12/01/2032)	675,000	670,021
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	321,726
Gainesville & Hall County Development Authority, 1.50%, 11/15/2033 (Callable 02/01/2026)(a)	1,000,000	1,000,000
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	750,000	551,609
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,428,269
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	1,500,000	1,574,108
Main Street Natural Gas, Inc.
5.00%, 12/01/2033	450,000	484,856
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,025,000	1,034,870
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	350,000	366,026
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	250,000	263,842
Spalding County Water & Sewer Facilities Authority, 4.75%, 06/01/2050 (Callable 06/01/2035)	605,000	616,234
		13,316,370
Idaho - 0.5%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)	1,000,000	949,187

	Par	Value
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	$450,000	$447,460
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	270,183
3.00%, 02/21/2046	483,956	435,531
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	516,181
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	1,050,000	1,061,858
		3,680,400
Illinois - 6.9%
Chicago Board of Education, 5.50%, 12/01/2026	20,000	20,219
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	413,320
Chicago Midway International Airport, 5.00%, 01/01/2029 (Callable 01/01/2026)(b)	365,000	365,000
Chicago O’Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,524,553
5.25%, 01/01/2042 (Callable 01/01/2027)	1,500,000	1,522,393
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	300,000	309,456
City of Chicago IL
0.00%, 01/01/2027(d)	100,000	96,961
6.00%, 01/01/2046 (Callable 01/01/2034)	500,000	545,577
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,346,140
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,067,184
5.00%, 11/01/2031 (Callable 11/01/2026)	1,000,000	1,017,752
5.25%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,033,972
City of Hillsboro IL
5.00%, 12/01/2050 (Callable 12/01/2034)	940,000	964,857
5.00%, 12/01/2054 (Callable 12/01/2034)	775,000	793,029
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2033	595,000	655,880
5.00%, 05/01/2035	480,000	531,827
5.00%, 05/01/2037 (Callable 05/01/2035)	915,000	996,686

The accompanying notes are an integral part of these financial statements.

322

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Cook County High School District No 220 Reavis
5.00%, 12/01/2044 (Callable 12/01/2034)	$525,000	$545,006
5.00%, 12/01/2045 (Callable 12/01/2034)	555,000	571,315
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	352,653
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	397,678
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	136,675
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	508,042
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	668,927
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	814,687
5.00%, 02/15/2036 (Callable 02/15/2027)	330,000	336,116
5.00%, 02/15/2036 (Callable 02/15/2027)	70,000	71,917
5.00%, 02/15/2037 (Callable 08/15/2027)	1,040,000	1,048,556
4.13%, 11/15/2037 (Callable 02/02/2026)	60,000	59,313
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,217,703
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	527,917
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	368,278
Illinois Housing Development Authority
6.50%, 10/01/2045 (Callable 10/01/2033)	1,200,000	1,361,741
6.25%, 10/01/2055 (Callable 04/01/2033)	2,395,000	2,701,636
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,057,256
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	599,760
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	677,341
McLean County Community Unit School District No 19 Ridgeview, 5.25%, 12/01/2045 (Callable 12/01/2034)	2,075,000	2,192,241
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028(d)	1,015,000	939,244
0.00%, 06/15/2029(d)	100,000	89,558
0.00%, 12/15/2034(d)	700,000	510,761

	Par	Value
0.00%, 12/15/2037(d)	$1,000,000	$831,861
0.00%, 12/15/2042 (Callable 06/15/2038)(d)	150,000	115,128
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	925,759
Northeastern Illinois University, 5.25%, 07/01/2050 (Callable 07/01/2035)	1,625,000	1,668,111
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,097,695
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	496,341
Southern Illinois University, 5.25%, 02/15/2050 (Callable 02/15/2035)	1,150,000	1,192,198
Southwestern Illinois Development Authority, 5.50%, 04/01/2050 (Callable 04/01/2035)	1,000,000	1,065,238
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	258,498
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,016,700
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,365,076
St Clair County School District No 118 Belleville, 5.50%, 12/01/2037 (Callable 12/01/2034)	1,125,000	1,271,841
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027)(c)	200,000	186,548
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 01/23/2026)	300,000	300,065
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,038,937
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	101,233
Will County Community High School District No. 210
0.00%, 01/01/2027(d)	95,000	91,824
0.00%, 01/01/2033(d)	570,000	442,039
Will County School District No 114 Manhattan
5.50%, 01/01/2043 (Callable 01/01/2033)	2,000,000	2,186,558
5.50%, 09/01/2052 (Callable 01/01/2033)	1,000,000	1,056,185
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	439,983
		49,106,945

The accompanying notes are an integral part of these financial statements.

323

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 3.2%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	$1,235,000	$1,357,331
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	945,000	527,649
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	380,430
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2040 (Callable 03/01/2035)	500,000	546,113
5.00%, 03/01/2041 (Callable 03/01/2035)	600,000	649,308
5.00%, 03/01/2042 (Callable 03/01/2035)	350,000	374,917
5.00%, 03/01/2043 (Callable 03/01/2035)	400,000	423,292
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 02/02/2026)	1,000,000	999,995
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	27,517
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)	750,000	735,392
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	534,225
Indiana Finance Authority
2.50%, 11/01/2030	100,000	95,857
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	534,245
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	1,000,000	1,100,731
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	100,219
Indiana Housing & Community Development Authority, 4.55%, 11/01/2041	2,000,000	2,034,908
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,225,036
Knightstown High School Building Corp.
5.00%, 07/10/2037 (Callable 01/10/2036)	750,000	834,412
5.00%, 07/10/2039 (Callable 01/10/2036)	830,000	907,367
5.00%, 07/10/2041 (Callable 01/10/2036)	920,000	986,463

	Par	Value
Merrillville Redevelopment Authority, 5.00%, 07/15/2040 (Callable 07/15/2035)	$860,000	$931,288
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,952,950
St Joseph County Airport Authority, 0.01%, 07/01/2028(b)	155,000	142,275
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2034)	1,000,000	1,088,426
5.00%, 07/15/2042 (Callable 07/15/2034)	1,890,000	2,018,302
Whitestown Redevelopment Authority
5.00%, 08/01/2039 (Callable 08/01/2035)	700,000	774,920
5.00%, 02/01/2041 (Callable 08/01/2035)	775,000	840,454
		23,124,022
Iowa - 1.3%
County of Polk IA
5.00%, 06/01/2036 (Callable 06/01/2032)(b)	1,500,000	1,630,748
5.00%, 06/01/2039 (Callable 06/01/2032)(b)	1,435,000	1,533,023
5.25%, 06/01/2041 (Callable 06/01/2033)(b)	1,500,000	1,618,124
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	250,000	235,296
5.00%, 08/01/2042 (Callable 02/01/2035)	1,300,000	1,430,020
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	1,000,000	991,967
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	730,000	736,546
Waterloo Community School District Infrastructure Sales Services & Use Tax, 5.00%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,022,630
		9,198,354
Kansas - 0.7%
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 02/02/2026)	500,000	500,130
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,210,000	1,215,772
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2042 (Callable 09/01/2035)	1,585,000	1,851,999
Miami County Unified School District No 367 Osawatomie, 5.25%, 09/01/2043 (Callable 09/01/2034)	480,000	512,084

The accompanying notes are an integral part of these financial statements.

324

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)	$840,000	$881,828
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(d)	170,000	158,410
		5,120,223
Kentucky - 1.5%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	875,725
Kenton County Airport Board, 5.00%, 01/01/2031(b)	800,000	873,526
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027(d)	245,000	228,856
5.00%, 07/01/2033 (Callable 02/02/2026)	200,000	200,246
Kentucky Housing Corp., 3.15%, 05/01/2030 (Callable 05/01/2028)(a)	350,000	350,325
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	537,294
5.00%, 05/01/2036 (Callable 02/01/2036)	1,750,000	1,858,578
4.00%, 12/01/2050 (Callable 03/02/2026)(a)	250,000	252,119
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	3,700,000	3,913,997
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)	1,280,000	1,296,867
5.00%, 10/01/2047 (Callable 07/01/2026)(a)	500,000	506,639
		10,894,172
Louisiana - 0.5%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026)(a)	500,000	500,807
Louisiana Public Facilities Authority
5.00%, 07/01/2038 (Callable 07/01/2035)	425,000	478,222
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,064,694
New Orleans Aviation Board, 5.00%, 01/01/2030 (Callable 01/01/2027)(b)	1,550,000	1,573,934
		3,617,657
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	642,413

	Par	Value
Maryland - 0.7%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	$2,000,000	$2,044,550
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	521,343
5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,024,395
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	106,072
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	728,682
Washington Suburban Sanitary Commission, 1.25%, 06/01/2027 (Callable 01/02/2026)(a)	630,000	630,000
		5,055,042
Massachusetts - 1.6%
Commonwealth of Massachusetts
5.25%, 09/01/2043 (Callable 09/01/2028)	1,025,000	1,062,362
5.25%, 04/01/2047 (Callable 04/01/2027)	2,000,000	2,024,084
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)	5,000,000	5,170,735
Massachusetts Development Finance Agency
5.00%, 10/01/2033 (Callable 10/01/2026)	1,285,000	1,287,784
5.25%, 10/01/2033	775,000	810,277
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	500,434
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	810,000	674,009
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	135,000	135,000
		11,664,685
Michigan - 3.1%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	279,199
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	790,000	870,509
Detroit City School District, 5.00%, 05/01/2034 (Callable 05/01/2030)	1,000,000	1,077,579
Elkton-Pigeon-Bay Port Laker Schools
5.25%, 05/01/2044 (Callable 05/01/2035)	500,000	540,722

The accompanying notes are an integral part of these financial statements.

325

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.25%, 05/01/2045 (Callable 05/01/2035)	$470,000	$504,162
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	375,264
Four Lakes Special Assessment District, 5.00%, 06/01/2037 (Callable 06/01/2033)	2,170,000	2,364,665
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	445,063
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	199,136
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	492,646
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	893,322
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	658,590
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)	710,000	720,675
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,009,135
Michigan Finance Authority
4.00%, 01/01/2028 (Callable 04/01/2027)	1,000,000	1,002,265
5.00%, 05/15/2035 (Callable 02/02/2026)	1,010,000	1,012,326
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	504,436
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,071,177
Michigan State Housing Development Authority
3.35%, 12/01/2031 (Callable 02/02/2026)	280,000	280,057
6.25%, 12/01/2055 (Callable 12/01/2033)	1,240,000	1,374,638
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028)(b)	305,000	305,867
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	334,089
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	440,303
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	546,402

	Par	Value
Saline Area Schools
5.00%, 05/01/2041 (Callable 05/01/2035)	$650,000	$717,640
5.00%, 05/01/2043 (Callable 05/01/2035)	1,000,000	1,080,805
Van Dyke Public Schools, 5.50%, 05/01/2050 (Callable 05/01/2035)	1,500,000	1,560,340
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,030,686
Wayne County Airport Authority, 5.25%, 12/01/2038 (Callable 12/01/2035)(b)	450,000	505,122
		22,196,820
Minnesota - 1.2%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 02/02/2026)	1,000,000	1,000,890
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	993,097	1,005,213
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	155,885
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	480,000	486,273
4.25%, 01/01/2049 (Callable 01/01/2028)	170,000	171,406
6.50%, 07/01/2054 (Callable 07/01/2033)	690,000	754,931
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	132,850
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	105,753
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)	4,000,000	4,026,959
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,000,000	1,012,701
		8,852,861
Mississippi - 1.4%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	100,600
City of Starkville MS Water & Sewer System Revenue
4.00%, 02/01/2038 (Callable 02/01/2033)	390,000	401,617
4.00%, 02/01/2039 (Callable 02/01/2033)	405,000	414,920
4.00%, 02/01/2040 (Callable 02/01/2033)	350,000	353,885

The accompanying notes are an integral part of these financial statements.

326

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
County of Hinds MS
4.00%, 11/01/2034 (Callable 02/02/2026)	$100,000	$97,197
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	500,000	461,702
Mississippi Business Finance Corp., 1.25%, 11/01/2035 (Callable 02/02/2026)(a)	1,000,000	1,000,000
Mississippi Development Bank
5.00%, 03/01/2030 (Callable 03/01/2027)	30,000	30,280
5.00%, 08/01/2030 (Callable 08/01/2029)	250,000	259,347
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	101,435
5.00%, 03/01/2031 (Callable 03/01/2027)	100,000	100,912
1.48%, 07/01/2031 (Callable 02/02/2026)(c)	864,000	781,443
5.00%, 08/01/2031 (Callable 08/01/2029)	165,000	170,988
5.00%, 03/01/2032 (Callable 03/01/2027)	50,000	50,427
5.00%, 03/01/2036	2,000,000	2,137,531
1.99%, 06/01/2042 (Callable 02/02/2026)	2,563,000	1,784,104
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	343,341
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	149,177
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,033,792
		9,772,698
Missouri - 4.1%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,655,923
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,003,482
City of Kansas City MO
0.00%, 02/01/2029(d)	635,000	565,374
5.00%, 02/01/2040 (Callable 02/01/2035)	400,000	443,030
5.00%, 02/01/2041 (Callable 02/01/2035)	600,000	657,493
5.00%, 02/01/2042 (Callable 02/01/2035)	700,000	758,766
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	313,523
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	657,838

	Par	Value
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	$500,000	$534,257
Health & Educational Facilities Authority of the State of Missouri
5.00%, 05/01/2032	500,000	473,411
5.00%, 11/15/2032 (Callable 08/15/2032)	1,200,000	1,337,998
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	394,093
5.00%, 06/01/2052	2,500,000	2,656,869
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027)(a)	915,000	916,810
Jefferson City School District/MO, 5.50%, 03/01/2044 (Callable 03/01/2033)	1,250,000	1,363,387
Jefferson County School District No R-VI Festus, 5.00%, 04/01/2051 (Callable 04/01/2033)	1,000,000	1,021,685
Kansas City Industrial Development Authority, 5.00%, 03/01/2031 (Callable 03/01/2030)(b)	1,000,000	1,069,886
Missouri Development Finance Board, 5.50%, 12/01/2050 (Callable 12/01/2033)	1,050,000	1,110,213
Missouri Housing Development Commission
6.00%, 05/01/2055 (Callable 05/01/2033)	515,000	572,078
5.75%, 05/01/2056 (Callable 05/01/2033)	990,000	1,080,741
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	1,005,905
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	987,321
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2046 (Callable 04/15/2030)	1,575,000	1,613,802
Platte County R-III School District, 6.25%, 03/01/2044 (Callable 03/01/2035)	1,675,000	1,946,434
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)	500,000	549,097
5.00%, 03/01/2042 (Callable 03/01/2034)	705,000	760,233
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	25,000	25,032
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,016,193
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,023,675

The accompanying notes are an integral part of these financial statements.

327

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	$500,000	$507,437
Warren County School District No R-III, 5.00%, 03/01/2044 (Callable 03/01/2030)	1,075,000	1,111,237
		29,133,223
Montana - 0.4%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,016,269
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,345,000	1,458,597
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	519,915
		2,994,781
Nebraska - 0.4%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)	750,000	744,142
Central Plains Energy Project
5.00%, 05/01/2053 (Callable 07/01/2029)(a)	1,000,000	1,043,312
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	750,000	799,901
		2,587,355
Nevada - 0.3%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	506,785
County of Washoe NV, 4.13%, 03/01/2036(a)(b)	500,000	511,019
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,210,027
		2,227,831
New Hampshire - 1.2%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,053,471
4.38%, 09/20/2036	476,735	485,312
4.79%, 02/20/2041(a)	1,000,000	1,047,809
4.22%, 11/20/2042(a)	3,487,991	3,403,132
5.25%, 06/01/2045 (Callable 06/01/2035)	1,000,000	1,044,024
5.75%, 04/01/2050 (Callable 04/01/2033)(b)	500,000	509,962
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	462,127
5.50%, 06/01/2036 (Callable 06/01/2026)	500,000	504,115
		8,509,952

	Par	Value
New Jersey - 0.5%
New Jersey Higher Education Student Assistance Authority, 4.50%, 12/01/2045 (Callable 12/01/2035)(b)	$2,500,000	$2,566,281
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	491,228	502,182
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	207,926
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	349,396
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	250,000	236,758
		3,862,543
New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council, 4.00%, 08/01/2035 (Callable 11/01/2027)	1,995,000	2,002,949
New York - 4.5%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	96,715
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029)(c)	300,000	294,754
5.50%, 12/01/2056 (Callable 12/01/2035)	1,000,000	1,052,464
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,000,000	1,067,171
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)	1,500,000	1,554,211
Genesee County Funding Corp., 5.50%, 12/01/2055 (Callable 12/01/2035)	1,100,000	1,146,040
Huntington Local Development Corp., 4.00%, 07/01/2027	165,000	162,276
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028)(a)	1,500,000	1,502,900
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	982,244	1,040,196
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	720,451
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	2,000,000	2,042,654
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	1,500,000	1,540,779

The accompanying notes are an integral part of these financial statements.

328

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
1.15%, 06/15/2044 (Callable 01/02/2026)(a)	$3,510,000	$3,510,000
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)	1,000,000	1,020,490
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	1,000,000	1,045,660
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,042,191
5.00%, 05/01/2040 (Callable 11/01/2034)	1,980,000	2,182,042
New York State Dormitory Authority
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	257,738
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,061,165
5.50%, 07/01/2050 (Callable 07/01/2035)	750,000	807,061
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030)(a)(b)(c)	500,000	519,748
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 01/23/2026)(a)	630,000	630,167
New York Transportation Development Corp.
5.00%, 10/01/2040 (Callable 10/01/2030)(b)	1,875,000	1,900,939
6.00%, 06/30/2045 (Callable 06/30/2034)(b)	1,500,000	1,649,192
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 02/02/2026)	265,000	229,920
5.00%, 10/01/2040 (Callable 02/02/2026)	525,000	460,667
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,012,905
Saratoga County Capital Resource Corp., 5.00%, 07/01/2038 (Callable 07/01/2035)	700,000	800,402
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	362,620
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 01/23/2026)	50,000	49,455
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	502,527

	Par	Value
Ulster County Capital Resource Corp., 5.88%, 09/15/2059 (Callable 09/15/2032)(c)	$1,000,000	$996,601
		32,262,101
North Carolina - 1.0%
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)	575,000	659,519
5.00%, 04/01/2044 (Callable 04/01/2035)	515,000	554,119
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027)(b)	600,000	601,775
City of Raleigh NC
5.00%, 04/01/2043 (Callable 04/01/2035)	500,000	548,955
5.00%, 04/01/2044 (Callable 04/01/2035)	500,000	544,431
Durham Housing Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	800,000	801,599
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,034,563
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032)(b)	350,000	379,314
5.25%, 07/01/2043 (Callable 07/01/2033)(b)	1,000,000	1,048,822
5.50%, 07/01/2047 (Callable 07/01/2032)(b)	500,000	521,809
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	389,889
		7,084,795
North Dakota - 0.4%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	500,673
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	519,991
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 02/02/2026)	185,000	168,449
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	982,132
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	900,000	957,736
		3,128,981
Ohio - 5.4%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	111,251

The accompanying notes are an integral part of these financial statements.

329

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Bedford City School District, 5.50%, 12/01/2044 (Callable 06/01/2032)	$3,250,000	$3,498,460
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)	1,500,000	1,522,528
Cleveland Municipal School District
5.00%, 12/01/2042 (Callable 06/01/2035)	700,000	755,344
5.00%, 12/01/2043 (Callable 06/01/2035)	750,000	801,091
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	363,109
Columbus Regional Airport Authority, 5.00%, 01/01/2036 (Callable 01/01/2035)(b)	1,500,000	1,667,428
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (Callable 11/01/2028)(a)	2,000,000	2,006,315
5.25%, 05/15/2045 (Callable 05/15/2035)	660,000	687,006
County of Fayette OH, 5.25%, 12/01/2049 (Callable 12/01/2034)	1,500,000	1,560,200
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	95,966
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,020,882
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,033,332
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	692,574
EHOVE Joint Vocational School District, 5.50%, 12/01/2050 (Callable 06/01/2032)	1,800,000	1,895,482
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	435,000	384,536
Licking Heights Local School District, 5.50%, 10/01/2059 (Callable 10/01/2031)	1,000,000	1,051,617
Margaretta Local School District, 5.50%, 10/01/2050 (Callable 10/01/2032)	1,600,000	1,673,963
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	520,000	526,701
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 01/01/2026)(c)	500,000	500,506
4.70%, 01/01/2043	1,000,000	1,050,903
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	635,042

	Par	Value
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	$500,000	$500,482
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	108,116
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	519,609
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	935,296
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	553,459
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	492,131
State of Ohio, 2.60%, 01/15/2051 (Callable 01/02/2026)(a)	2,000,000	2,000,000
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)	1,890,000	1,972,640
5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	261,996
5.25%, 07/01/2055 (Callable 07/01/2035)	3,000,000	3,093,172
Tolles Career & Technical Center, 5.00%, 12/01/2042 (Callable 12/01/2031)	1,820,000	1,922,580
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	1,000,000	1,006,760
Warren County Port Authority, 5.00%, 12/01/2038 (Callable 12/01/2035)	1,500,000	1,564,833
		38,465,310
Oklahoma - 1.6%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,089,944
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2035)	800,000	831,464
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	253,004
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	504,217
Nowata County Educational Facilities Authority
5.00%, 09/01/2034	465,000	509,400
5.00%, 09/01/2035	505,000	552,513
5.00%, 09/01/2038 (Callable 09/01/2035)	1,260,000	1,344,731
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2045 (Callable 07/01/2035)	1,000,000	1,064,197

The accompanying notes are an integral part of these financial statements.

330

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	$1,000,000	$1,047,972
Oklahoma Municipal Power Authority, 5.25%, 01/01/2051 (Callable 01/01/2036)	750,000	798,808
Oklahoma Turnpike Authority
5.00%, 01/01/2039 (Callable 01/01/2036)	250,000	287,203
5.50%, 01/01/2053 (Callable 01/01/2032)	1,000,000	1,062,458
Oklahoma Water Resources Board, 5.00%, 10/01/2051 (Callable 10/01/2032)	1,750,000	1,816,640
		11,162,551
Oregon - 1.5%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	750,000	753,322
City of Redmond OR, 5.50%, 06/01/2052 (Callable 06/01/2035)(b)	1,000,000	1,060,331
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	1,000,000	1,024,170
Klamath County School District, 4.00%, 06/15/2037 (Callable 06/15/2027)	20,000	20,118
Oregon Coast Community College District
5.00%, 06/15/2044 (Callable 06/15/2034)	350,000	375,563
5.00%, 06/15/2045 (Callable 06/15/2034)	425,000	452,756
Oregon State Facilities Authority, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,002,758
Oregon State Lottery, 5.25%, 04/01/2044 (Callable 04/01/2035)	2,000,000	2,212,872
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 01/23/2026)(c)	1,500,000	1,500,229
Port of Portland OR Airport Revenue, 5.00%, 07/01/2029 (Callable 01/01/2027)(b)	1,000,000	1,018,318
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	52,982
State of Oregon
5.25%, 05/01/2042 (Callable 05/01/2035)	500,000	563,466
5.25%, 05/01/2043 (Callable 05/01/2035)	300,000	334,682
5.25%, 05/01/2044 (Callable 05/01/2035)	275,000	304,718

	Par	Value
5.25%, 05/01/2045 (Callable 05/01/2035)	$250,000	$274,607
		10,950,892
Pennsylvania - 4.5%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 02/02/2026)	150,000	150,023
City of Hazleton PA, 5.00%, 09/15/2045 (Callable 09/15/2030)	2,000,000	2,017,834
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	750,000	771,264
5.00%, 07/01/2032 (Callable 07/01/2027)(b)	750,000	769,478
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,061,677
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	180,000	180,274
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	750,000	754,832
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	928,939
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 02/02/2026)	400,000	400,207
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	1,006,101
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)	2,390,000	2,538,088
Health Care Facilities Authority of Sayre, 3.37% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 02/02/2026)	425,000	421,578
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	141,652
Highlands School District, 5.00%, 04/15/2032	610,000	673,305
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	285,278
Mckeesport Area School District, 0.00%, 10/01/2033(d)	400,000	295,440
Montgomery County Industrial Development Authority/PA, 1.50%, 11/15/2029 (Callable 02/01/2026)(a)	1,715,000	1,715,000

The accompanying notes are an integral part of these financial statements.

331

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(b)	$1,000,000	$1,006,049
5.00%, 06/30/2042 (Callable 06/30/2026)(b)	425,000	425,446
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	1,000,000	1,097,321
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039(d)	140,000	81,110
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033)(b)	800,000	787,563
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	147,783
Pennsylvania Housing Finance Agency
4.90%, 06/01/2041	1,000,000	1,031,629
4.60%, 11/01/2042	1,000,000	1,004,112
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	52,855
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	131,563
0.00%, 12/01/2041 (Callable 12/01/2035)(d)	1,615,000	1,586,650
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	1,200,000	1,241,854
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	485,000	502,534
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	256,484
Reading School District, 5.00%, 03/01/2037 (Callable 03/01/2027)	1,500,000	1,525,575
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,529,038
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	941,737
0.00%, 05/15/2030(d)	200,000	174,201
5.00%, 06/01/2032 (Callable 12/01/2026)	1,500,000	1,523,740
5.00%, 06/01/2033 (Callable 12/01/2026)	1,500,000	1,522,790

	Par	Value
Steelton-Highspire School District, 5.13%, 06/30/2026	$1,000,000	$1,002,426
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	516,722
		32,200,152
Rhode Island - 0.6%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 02/02/2026)	410,000	410,262
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2065 (Callable 07/01/2035)	2,000,000	1,996,146
5.63%, 07/01/2065 (Callable 07/01/2035)	600,000	618,415
Rhode Island Student Loan Authority, 5.00%, 12/01/2032(b)	1,000,000	1,076,031
		4,100,854
South Carolina - 2.1%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)	2,000,000	2,069,540
Charleston Housing Authority/SC, 5.00%, 09/01/2035 (Callable 09/01/2032)	1,500,000	1,587,007
Greater Greenville Sanitation District, 4.25%, 03/01/2055 (Callable 03/01/2035)	1,000,000	948,946
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,054,850
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 02/02/2026)	100,000	99,456
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 02/02/2026)	600,000	600,552
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	140,275
4.00%, 03/15/2032 (Callable 03/15/2031)	75,000	68,455
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	151,403
4.00%, 11/01/2035 (Callable 11/01/2032)	470,000	466,532
3.00%, 03/15/2038 (Callable 03/15/2031)	200,000	142,848
2.50%, 03/15/2051 (Callable 03/15/2031)	2,015,000	1,030,402
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028)(b)	1,455,000	1,503,913

The accompanying notes are an integral part of these financial statements.

332

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 06/01/2026)	$1,000,000	$1,008,984
5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,600,223
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)	1,205,000	1,244,665
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,051,563
		14,769,614
South Dakota - 0.9%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	222,339
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	122,373
South Dakota Health & Educational Facilities Authority
4.00%, 11/01/2034 (Callable 02/02/2026)	580,000	580,811
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	1,000,000	1,108,919
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	2,000,000	1,461,657
6.25%, 05/01/2056 (Callable 11/01/2033)	2,500,000	2,849,483
		6,345,582
Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	264,813
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	714,032
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue, 4.25%, 12/01/2044 (Callable 12/01/2035)	2,000,000	2,002,177
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,129,725
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2040 (Callable 07/01/2026)	1,475,000	1,482,989
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	721,713

	Par	Value
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	$1,000,000	$1,003,666
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	564,006
New Memphis Arena Public Building Authority, 0.00%, 04/01/2030(d)	480,000	479,140
Rutherford County Health & Educational Facilities Board
5.00%, 11/15/2048 (Callable 11/15/2029)(a)	1,250,000	1,366,681
5.00%, 07/01/2050 (Callable 07/01/2035)	2,000,000	2,004,989
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	761,514
5.00%, 06/01/2035	1,000,000	1,124,392
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030)(a)	400,000	429,048
Tennessee Energy Acquisition Corp., 5.00%, 12/01/2035 (Callable 09/01/2035)	1,300,000	1,397,876
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	213,196
		15,659,957
Texas - 12.1%
Argyle Independent School District, 5.25%, 08/15/2041 (Callable 08/15/2035)	885,000	997,126
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	453,891
2.13%, 08/15/2045 (Callable 08/15/2030)	750,000	497,230
2.25%, 08/15/2046 (Callable 08/15/2031)	1,500,000	1,000,362
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	1,815,000	1,821,549
Aubrey Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	645,000	709,418
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	1,500,000	1,532,581
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	102,015
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	751,536

The accompanying notes are an integral part of these financial statements.

333

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)	$130,000	$131,922
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,975
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	891,906
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	401,769
Cedar Port Navigation & Improvement District, 2.38%, 09/01/2041 (Callable 02/02/2026)	1,000,000	720,871
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,011,009
5.00%, 11/15/2041 (Callable 11/15/2026)(b)	500,000	502,408
City of Fort Worth TX, 5.50%, 03/01/2043 (Callable 03/01/2035)	1,250,000	1,372,652
City of Godley TX, 5.00%, 08/15/2036 (Callable 08/15/2034)	1,560,000	1,744,290
City of Greenville TX Electric System Revenue, 5.25%, 02/15/2049 (Callable 08/15/2032)	1,000,000	1,045,016
City of Kyle TX
5.00%, 08/15/2042 (Callable 08/15/2034)	725,000	774,834
5.00%, 08/15/2045 (Callable 08/15/2034)	500,000	522,938
City of Magnolia TX, 5.70%, 09/01/2046(c)	45,000	46,035
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,236,021
City of Red Oak TX
5.00%, 02/15/2038 (Callable 02/15/2035)	750,000	837,510
5.00%, 02/15/2039 (Callable 02/15/2035)	1,145,000	1,270,588
City of Texas City TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	3,000,000	3,185,460
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,037,352
Community Independent School District/TX, 5.00%, 02/15/2055 (Callable 02/15/2035)	625,000	643,971

	Par	Value
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	$620,000	$494,781
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,071,805
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032)(a)(b)	2,100,000	2,298,021
Dallas Metrocare Services, 4.75%, 11/01/2055 (Callable 11/01/2035)	1,030,000	1,023,871
Denton Independent School District, 4.00%, 08/15/2055(a)	1,000,000	1,058,025
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,511,755
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	351,162
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2037 (Callable 09/01/2026)	220,000	169,893
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	1,000,000	1,018,589
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	487,402	475,220
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	789,749
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	816,522
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	196,752
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)	2,000,000	1,999,450
Galveston County Municipal Utility District No 36, 6.50%, 09/01/2034 (Callable 09/01/2031)	195,000	224,768
Grand Parkway Transportation Corp., 5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,635,950
Harris County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	2,800,000	3,047,797
1.20%, 12/01/2060 (Callable 01/02/2026)(a)	1,000,000	1,000,000
Harris County Municipal Utility District No 285, 2.00%, 09/01/2033 (Callable 09/01/2026)	160,000	137,873
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 02/02/2026)	200,000	178,024
Huffman Independent School District, 5.25%, 02/15/2040 (Callable 02/15/2035)	620,000	697,402

The accompanying notes are an integral part of these financial statements.

334

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	$510,000	$518,665
La Feria Independent School District/TX, 5.25%, 02/15/2055 (Callable 02/15/2035)	2,000,000	2,131,386
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	2,000,000	2,001,409
Lower Colorado River Authority, 5.00%, 05/15/2039 (Callable 05/15/2027)	1,000,000	1,018,783
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,000,000	1,044,232
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	257,509
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	469,149
New Caney Independent School District, 4.00%, 02/15/2050(a)	500,000	509,213
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)	500,000	502,128
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	175,000	177,181
North Texas Tollway Authority
0.00%, 01/01/2035(d)	600,000	446,361
0.00%, 01/01/2036(d)	335,000	238,691
0.00%, 01/01/2037(d)	1,050,000	713,995
0.00%, 01/01/2038(d)	2,000,000	1,295,616
Northeast Harris County Municipal Utility District No 1, 3.00%, 09/01/2050 (Callable 02/02/2026)	2,335,000	1,647,261
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 02/02/2026)	350,000	344,732
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,002,717
Port of Port Arthur Navigation District, 1.25%, 04/01/2040 (Callable 01/02/2026)(a)	2,000,000	2,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	246,414
San Angelo Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	2,000,000	2,234,205

	Par	Value
San Antonio Water System, 5.25%, 05/15/2052 (Callable 05/15/2032)	$1,000,000	$1,050,532
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(b)	1,000,000	1,072,073
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	515,093
5.00%, 07/01/2043 (Callable 01/01/2029)	1,500,000	1,536,856
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	243,938
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	596,646
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	500,000	555,790
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	500,000	531,342
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033)(a)	1,000,000	1,079,187
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	20,000	20,630
Texas Municipal Gas Acquisition and Supply Corp. II, 3.54% (3 mo. Term SOFR + 1.05%), 09/15/2027	105,000	105,254
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	540,688
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	803,022
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	955,000	1,049,205
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)	2,000,000	2,119,147
Texas Transportation Finance Corp., 5.50%, 10/01/2055 (Callable 10/01/2035)	2,500,000	2,703,700
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	1,500,000	1,539,375
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	2,000,000	1,824,589
Venus Independent School District, 5.25%, 08/15/2039 (Callable 08/15/2035)	780,000	894,079

The accompanying notes are an integral part of these financial statements.

335

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	$150,000	$156,703
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	203,640
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	383,940
Walsh Ranch Municipal Utility District, 2.00%, 08/01/2038 (Callable 08/01/2027)	325,000	246,298
Webb Consolidated Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2035)	475,000	540,355
		86,556,373
Utah - 0.9%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	500,000	512,107
5.00%, 07/01/2038 (Callable 07/01/2028)(b)	1,000,000	1,028,719
5.00%, 07/01/2042 (Callable 07/01/2027)(b)	500,000	504,292
5.25%, 07/01/2048 (Callable 07/01/2033)(b)	1,000,000	1,036,394
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2039 (Callable 06/01/2030)	600,000	634,409
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)	565,000	578,653
Utah Housing Corp.
3.50%, 08/21/2047	258,253	238,044
4.50%, 10/21/2052	1,260,262	1,248,066
6.00%, 12/21/2052	536,537	584,455
6.50%, 05/21/2053	330,793	353,958
		6,719,097
Vermont - 0.3%
Vermont Student Assistance Corp.
5.00%, 06/15/2026(b)	500,000	503,477
5.00%, 06/15/2030(b)	1,300,000	1,367,787
		1,871,264
Virginia - 1.0%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030)(a)	1,000,000	1,080,775
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)	1,500,000	1,586,116

	Par	Value
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	$475,000	$450,263
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,064,421
Virginia Small Business Financing Authority
5.00%, 10/01/2026	100,000	101,238
5.00%, 10/01/2030	125,000	134,466
5.00%, 01/01/2034 (Callable 07/01/2027)	1,375,000	1,444,541
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	1,000,000	1,123,584
		6,985,404
Washington - 3.3%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	454,490
City of Sumner WA Water & Sewer Revenue
5.00%, 12/01/2040 (Callable 06/01/2035)	200,000	223,026
5.00%, 12/01/2041 (Callable 06/01/2035)	190,000	209,558
5.00%, 12/01/2042 (Callable 06/01/2035)	220,000	239,938
5.00%, 12/01/2043 (Callable 06/01/2035)	215,000	232,102
5.00%, 12/01/2044 (Callable 06/01/2035)	250,000	267,638
5.00%, 12/01/2045 (Callable 06/01/2035)	250,000	265,685
5.00%, 12/01/2049 (Callable 06/01/2035)	1,700,000	1,778,359
County of Grant WA, 5.25%, 12/01/2050 (Callable 12/01/2034)	800,000	847,949
County of King WA
5.00%, 12/01/2043 (Callable 06/01/2035)	755,000	826,228
5.00%, 12/01/2044 (Callable 06/01/2035)	795,000	862,084
5.00%, 12/01/2045 (Callable 06/01/2035)	835,000	897,478
King County Housing Authority
4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	610,496
5.38%, 07/01/2045 (Callable 07/01/2034)	1,500,000	1,570,113
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	1,825,000	1,866,724
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	155,252

The accompanying notes are an integral part of these financial statements.

336

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
Port of Bellingham WA
5.00%, 12/01/2030(b)	$230,000	$248,939
5.00%, 12/01/2031(b)	600,000	657,098
Port of Seattle WA
5.25%, 05/01/2042 (Callable 05/01/2027)(b)	1,500,000	1,516,866
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	1,500,000	1,628,603
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	515,811
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,056,843
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	500,000	497,892
4.00%, 10/01/2034	385,000	393,161
4.25%, 02/01/2038 (Callable 02/01/2035)	1,000,000	1,028,503
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)	1,325,000	1,350,923
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	307,492
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	251,659
Washington State Housing Finance Commission
4.22%, 03/01/2050	991,964	972,601
5.25%, 07/01/2055 (Callable 07/01/2035)(c)	1,000,000	1,008,315
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034)(b)	1,000,000	1,109,903
		23,851,729
Wisconsin - 4.4%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	1,500,000	1,495,894
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	785,724
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 02/02/2026)	245,000	238,795
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	729,332
County of Waushara WI, 4.50%, 06/01/2027 (Callable 02/02/2026)	500,000	500,493
Cudahy School District/WI
5.00%, 03/01/2042 (Callable 03/01/2033)	890,000	937,709
5.00%, 03/01/2043 (Callable 03/01/2033)	940,000	981,536

	Par	Value
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	$1,000,000	$1,013,259
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	673,754
Public Finance Authority
5.00%, 05/15/2026 (Callable 01/23/2026)(c)	250,000	250,565
5.00%, 10/01/2028(c)	650,000	671,645
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	175,000	186,780
3.25%, 01/01/2029	460,000	451,118
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	589,075
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	935,000	970,289
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	528,870
5.00%, 10/01/2044 (Callable 04/01/2029)	125,000	126,839
5.25%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,419,689
4.00%, 01/01/2055(c)	2,750,000	2,747,624
0.00%, 12/01/2055 (Callable 12/01/2033)(c)(d)	1,000,000	560,465
6.00%, 12/01/2055 (Callable 12/01/2033)(c)	1,550,000	1,527,275
6.45%, 04/01/2060 (Callable 04/01/2035)(c)	500,000	477,552
6.50%, 06/30/2060 (Callable 06/30/2035)(b)	2,500,000	2,745,566
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	644,310
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	646,956
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	359,264
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)(d)	690,000	417,296
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	1,000,000	1,008,361
5.00%, 03/01/2028 (Callable 01/23/2026)	300,000	300,096
5.00%, 02/15/2030 (Callable 02/15/2026)	1,000,000	1,002,342
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	528,058
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	1,043,404
5.00%, 04/01/2044 (Callable 10/01/2028)	1,500,000	1,519,587

The accompanying notes are an integral part of these financial statements.

337

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2025 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
6.00%, 10/01/2044 (Callable 10/01/2032)	$500,000	$527,529
5.00%, 12/01/2046 (Callable 06/01/2031)(a)(e)	1,500,000	1,624,847
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	267,183
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,038,512
		31,537,593
Wyoming - 0.1%
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 02/02/2026)	500,000	500,100
TOTAL MUNICIPAL BONDS (Cost $689,724,918)		699,494,266

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.09%(f)	7,908,313	7,908,313
TOTAL MONEY MARKET FUNDS (Cost $7,908,313)		7,908,313
TOTAL INVESTMENTS - 98.9% (Cost $697,633,231)		$707,402,579
Other Assets in Excess of Liabilities - 1.1%		7,699,440
TOTAL NET ASSETS - 100.0%		$715,102,019

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $66,940,494 or 9.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $23,185,739 or 3.2% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

338

Baird Municipal Bond Fund
SUMMARY OF FAIR VALUE DISCLOSURE
December 31, 2025
Baird Municipal Bond Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$699,494,266	$—	$699,494,266
Money Market Funds	7,908,313	—	—	7,908,313
Total Investments	$7,908,313	$699,494,266	$—	$707,402,579

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

339

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2025

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
ASSETS:
Investments, at value (cost $9,249,490,960, $11,887,845,347, $12,613,480,495, $57,398,847,582, and $44,657,291,159, respectively)	$9,272,515,594	$11,975,047,578	$12,750,759,515	$55,868,748,218	$43,740,369,633
Interest receivable	72,813,177	121,192,539	113,586,072	438,747,639	371,735,675
Dividends receivable	694,697	731,755	856,051	3,091,549	2,724,009
Receivable for investments sold	171,301,936	—	—	—	—
Receivable for Fund shares sold	23,961,149	8,243,282	14,311,666	60,960,702	148,032,998
Prepaid expenses and other assets	—	14	165,304	159,929	9,083
Total assets	9,541,286,553	12,105,215,168	12,879,678,608	56,371,708,037	44,262,871,398
LIABILITIES:
Payable for investments purchased	226,663,993	397,986,389	213,050,167	577,550,445	531,113,544
Payable for Fund shares redeemed	5,505,967	6,341,122	8,213,890	23,827,378	81,585,157
Payable to Advisor, net (Note 5)	1,548,729	4,767,784	5,212,614	23,495,930	17,671,848
Accrued administration fees (Note 5)	774,388	953,557	1,042,523	4,699,186	3,542,382
Accrued Rule 12b-1 fees (Note 7)	21,441	86,821	64,088	410,849	536,165
Total liabilities	234,514,518	410,135,673	227,583,282	629,983,788	634,449,096
NET ASSETS	$9,306,772,035	$11,695,079,495	$12,652,095,326	$55,741,724,249	$43,628,422,302
NET ASSETS CONSIST OF:
Paid-in capital	$9,285,536,324	$11,922,893,609	$12,925,087,587	$59,658,774,564	$45,753,320,033
Total distributable earnings (accumulated deficit)	21,235,711	(227,814,114)	(272,992,261)	(3,917,050,315)	(2,124,897,731)
NET ASSETS	$9,306,772,035	$11,695,079,495	$12,652,095,326	$55,741,724,249	$43,628,422,302
INSTITUTIONAL CLASS SHARES
Net Assets	$9,229,728,668	$11,558,969,634	$12,481,263,565	$54,879,801,451	$42,485,639,262
Shares outstanding ($0.01 par value, unlimited shares authorized)	912,018,325	1,207,352,828	1,181,767,825	5,518,915,187	4,121,236,036
Net asset value, offering and redemption price per share	$10.12	$9.57	$10.56	$9.94	$10.31
INVESTOR CLASS SHARES
Net Assets	$77,043,367	$136,109,861	$170,831,761	$861,922,798	$1,142,783,040
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,589,946	14,220,353	15,314,081	83,120,368	105,222,349
Net asset value, offering and redemption price per share	$10.15	$9.57	$11.16	$10.37	$10.86

The accompanying notes are an integral part of these financial statements.

340

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2025 (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
ASSETS:
Investments, at value (cost $2,028,679,762, $3,027,216,019, $1,083,794,255, $5,550,097,467, and $697,633,231, respectively)	$2,045,382,046	$3,065,715,722	$1,086,293,749	$5,608,747,180	$707,402,579
Interest receivable	22,791,288	34,106,032	11,914,650	66,495,855	8,114,796
Dividends receivable	77,639	64,253	41,369	155,924	30,929
Receivable for Fund shares sold	9,842,349	9,479,347	773,330	13,417,022	1,565,460
Uninvested cash	—	1,583	—	513	250
Prepaid expenses and other assets	3	—	182	343	—
Total assets	2,078,093,325	3,109,366,937	1,099,023,280	5,688,816,837	717,114,014
LIABILITIES:
Payable for investments purchased	5,676,617	8,227,579	—	12,646,237	1,621,800
Payable for Fund shares redeemed	874,514	195,487	444,553	1,020,956	29,685
Payable to Advisor, net (Note 5)	831,700	1,236,077	456,170	2,288,987	286,290
Accrued administration fees (Note 5)	166,340	247,375	91,234	457,797	57,338
Accrued Rule 12b-1 fees (Note 7)	29,546	60,768	82,015	13,623	16,882
Total liabilities	7,578,717	9,967,286	1,073,972	16,427,600	2,011,995
NET ASSETS	$2,070,514,608	$3,099,399,651	$1,097,949,308	$5,672,389,237	$715,102,019
NET ASSETS CONSIST OF:
Paid-in capital	$2,127,487,851	$3,065,804,964	$1,153,487,419	$5,681,975,749	$705,913,324
Total distributable earnings (accumulated deficit)	(56,973,243)	33,594,687	(55,538,111)	(9,586,512)	9,188,695
NET ASSETS	$2,070,514,608	$3,099,399,651	$1,097,949,308	$5,672,389,237	$715,102,019
INSTITUTIONAL CLASS SHARES
Net Assets	$2,003,210,533	$2,891,049,590	$1,037,965,474	$5,631,447,763	$684,967,807
Shares outstanding ($0.01 par value, unlimited shares authorized)	198,096,855	277,996,364	93,039,395	542,925,766	68,328,691
Net asset value, offering and redemption price per share	$10.11	$10.40	$11.16	$10.37	$10.02
INVESTOR CLASS SHARES
Net Assets	$67,304,075	$208,350,061	$59,983,834	$40,941,474	$30,134,212
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,668,404	20,044,450	5,227,593	3,949,487	3,008,714
Net asset value, offering and redemption price per share	$10.09	$10.39	$11.47	$10.37	$10.02

The accompanying notes are an integral part of these financial statements.

341

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2025

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$400,753,351	$521,809,826	$487,509,606	$2,353,920,858	$1,771,032,562
Dividend income	9,965,849	7,551,049	8,073,189	28,338,849	25,487,535
Other income	42,444	189,266	255,592	1,570,415	918,234
Total investment income	410,761,644	529,550,141	495,838,387	2,383,830,122	1,797,438,331
EXPENSES:
Investment advisory fees (Note 5)	22,022,464	28,095,925	28,638,642	134,389,982	98,032,250
Administration fees (Note 5)	4,404,493	5,619,185	5,727,728	26,877,996	19,606,450
Rule 12b-1 fees - Investor Class Shares (Note 7)	177,707	332,573	384,115	2,325,623	2,867,347
Total expenses	26,604,664	34,047,683	34,750,485	163,593,601	120,506,047
Fee waiver by Advisor (Note 5)	(13,213,478)	—	—	—	—
Net expenses	13,391,186	34,047,683	34,750,485	163,593,601	120,506,047
NET INVESTMENT INCOME	397,370,458	495,502,458	461,087,902	2,220,236,521	1,676,932,284
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	13,637,183	48,914,622	9,424,026	(191,657,996)	(120,494,596)
Net change in unrealized appreciation/ depreciation on investments	(338,865)	73,701,448	295,243,106	1,783,000,803	1,262,087,142
Net realized and unrealized gain on investments	13,298,318	122,616,070	304,667,132	1,591,342,807	1,141,592,546
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$410,668,776	$618,118,528	$765,755,034	$3,811,579,328	$2,818,524,830

The accompanying notes are an integral part of these financial statements.

342

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2025 (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$62,395,927	$88,513,983	$35,037,279	$179,678,353	$20,145,365
Dividend income	648,921	1,131,820	440,592	1,388,703	245,232
Total investment income	63,044,848	89,645,803	35,477,871	181,067,056	20,390,597
EXPENSES:
Investment advisory fees (Note 5)	4,327,028	5,627,438	2,652,531	11,773,912	1,222,086
Administration fees (Note 5)	865,405	1,125,487	530,506	2,354,783	244,417
Rule 12b-1 fees - Investor Class Shares (Note 7)	166,960	376,254	144,906	94,061	60,638
Total expenses	5,359,393	7,129,179	3,327,943	14,222,756	1,527,141
NET INVESTMENT INCOME	57,685,455	82,516,624	32,149,928	166,844,300	18,863,456
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,497,019)	721,637	(3,867,055)	(5,282,211)	146,438
Futures contracts	—	(123,975)	—	—	—
Net change in unrealized appreciation/ depreciation on investments	24,533,951	39,970,846	19,731,889	78,436,903	9,968,873
Net realized and unrealized gain on investments	23,036,932	40,568,508	15,864,834	73,154,692	10,115,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,722,387	$123,085,132	$48,014,762	$239,998,992	$28,978,767

The accompanying notes are an integral part of these financial statements.

343

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$397,370,458	$357,438,983	$495,502,458	$446,328,802
Net realized gain (loss) on investments	13,637,183	8,291,718	48,914,622	(7,769,008)
Net change in unrealized appreciation/ depreciation on investments	(338,865)	6,480,954	73,701,448	73,557,034
Net increase in net assets resulting from operations	410,668,776	372,211,655	618,118,528	512,116,828
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,721,921,918	5,001,576,420	2,837,277,164	4,337,153,023
Shares issued to holders in reinvestment of distributions	383,070,159	341,834,582	458,334,607	419,317,754
Cost of shares redeemed	(4,586,316,499)	(3,821,095,314)	(3,035,149,292)	(2,997,289,801)
Net increase in net assets resulting from capital share transactions	1,518,675,578	1,522,315,688	260,462,479	1,759,180,976
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(394,118,506)	(353,133,853)	(482,555,866)	(445,079,353)
Investor Class	(3,033,072)	(3,383,644)	(5,466,199)	(5,433,991)
Total distributions to shareholders	(397,151,578)	(356,517,497)	(488,022,065)	(450,513,344)
Total increase in net assets	1,532,192,776	1,538,009,846	390,558,942	1,820,784,460
NET ASSETS:
Beginning of year	7,774,579,259	6,236,569,413	11,304,520,553	9,483,736,093
End of year	$9,306,772,035	$7,774,579,259	$11,695,079,495	$11,304,520,553

The accompanying notes are an integral part of these financial statements.

344

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$461,087,902	$378,451,950	$2,220,236,521	$1,860,111,366
Net realized gain (loss) on investments	9,424,026	(66,026,529)	(191,657,996)	(624,269,612)
Net change in unrealized appreciation/ depreciation on investments	295,243,106	35,075,221	1,783,000,803	(359,964,387)
Net increase in net assets resulting from operations	765,755,034	347,500,642	3,811,579,328	875,877,367
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,466,027,687	4,369,288,715	13,869,535,667	16,733,359,749
Shares issued to holders in reinvestment of distributions	419,329,078	348,712,015	2,036,864,904	1,712,912,757
Cost of shares redeemed	(2,005,998,162)	(2,546,324,134)	(12,591,167,607)	(9,496,769,811)
Net increase in net assets resulting from capital share transactions	1,879,358,603	2,171,676,596	3,315,232,964	8,949,502,695
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class
From net investment income	(454,107,399)	(375,055,393)	(2,198,871,821)	(1,838,287,922)
From return of capital	—	—	(2,394,853)	(6,051,813)
Investor Class
From net investment income	(5,504,719)	(3,945,178)	(34,151,167)	(36,070,451)
From return of capital	—	—	(36,138)	(124,972)
Total distributions to shareholders	(459,612,118)	(379,000,571)	(2,235,453,979)	(1,880,535,158)
Total increase in net assets	2,185,501,519	2,140,176,667	4,891,358,313	7,944,844,904
NET ASSETS:
Beginning of year	10,466,593,807	8,326,417,140	50,850,365,936	42,905,521,032
End of year	$12,652,095,326	$10,466,593,807	$55,741,724,249	$50,850,365,936

The accompanying notes are an integral part of these financial statements.

345

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,676,932,284	$1,288,954,799	$57,685,455	$48,320,548
Net realized loss on investments	(120,494,596)	(290,056,383)	(1,497,019)	(4,773,133)
Net change in unrealized appreciation/ depreciation on investments	1,262,087,142	(307,724,580)	24,533,951	4,476,376
Net increase in net assets resulting from operations	2,818,524,830	691,173,836	80,722,387	48,023,791
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,880,101,216	13,514,321,892	1,049,762,980	552,048,482
Shares issued to holders in reinvestment of distributions	1,511,888,001	1,191,747,909	47,574,216	38,521,518
Cost of shares redeemed	(8,226,112,337)	(5,655,967,263)	(509,969,556)	(734,285,620)
Net increase (decrease) in net assets resulting from capital share transactions	6,165,876,880	9,050,102,538	587,367,640	(143,715,620)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class
From net investment income	(1,633,725,219)	(1,257,002,587)	(55,724,787)	(45,699,046)
From return of capital	—	(2,074,098)	—	—
Investor Class
From net investment income	(43,437,654)	(42,025,342)	(2,049,505)	(2,187,356)
From return of capital	—	(64,500)	—	—
Total distributions to shareholders	(1,677,162,873)	(1,301,166,527)	(57,774,292)	(47,886,402)
Total increase (decrease) in net assets	7,307,238,837	8,440,109,847	610,315,735	(143,578,231)
NET ASSETS:
Beginning of year	36,321,183,465	27,881,073,618	1,460,198,873	1,603,777,104
End of year	$43,628,422,302	$36,321,183,465	$2,070,514,608	$1,460,198,873

The accompanying notes are an integral part of these financial statements.

346

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$82,516,624	$45,265,945	$32,149,928	$30,523,747
Net realized gain (loss) on investments and futures contracts	597,662	5,563,075	(3,867,055)	(3,069,216)
Net change in unrealized appreciation/ depreciation on investments	39,970,846	(12,497,875)	19,731,889	(11,120,740)
Net increase in net assets resulting from operations	123,085,132	38,331,145	48,014,762	16,333,791
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,896,592,484	876,815,870	252,917,304	263,530,749
Shares issued to holders in reinvestment of distributions	70,642,997	39,044,213	28,269,101	27,077,297
Cost of shares redeemed	(455,673,320)	(282,700,034)	(264,144,038)	(314,408,898)
Net increase (decrease) in net assets resulting from capital share transactions	1,511,562,161	633,160,049	17,042,367	(23,800,852)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(77,167,329)	(42,212,873)	(30,821,031)	(28,715,518)
Investor Class	(5,173,228)	(2,297,122)	(1,585,189)	(1,426,626)
Total distributions to shareholders	(82,340,557)	(44,509,995)	(32,406,220)	(30,142,144)
Total increase (decrease) in net assets	1,552,306,736	626,981,199	32,650,909	(37,609,205)
NET ASSETS:
Beginning of year	1,547,092,915	920,111,716	1,065,298,399	1,102,907,604
End of year	$3,099,399,651	$1,547,092,915	$1,097,949,308	$1,065,298,399

The accompanying notes are an integral part of these financial statements.

347

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$166,844,300	$119,757,649	$18,863,456	$9,089,781
Net realized gain (loss) on investments	(5,282,211)	(5,376,634)	146,438	1,411,847
Net change in unrealized appreciation/ depreciation on investments	78,436,903	(27,760,089)	9,968,873	(3,958,068)
Net increase in net assets resulting from operations	239,998,992	86,620,926	28,978,767	6,543,560
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,643,564,677	1,649,942,732	517,468,892	140,097,916
Shares issued to holders in reinvestment of distributions	146,511,130	104,903,692	17,077,265	8,084,761
Cost of shares redeemed	(1,137,246,519)	(755,849,636)	(117,379,955)	(45,951,688)
Net increase in net assets resulting from capital share transactions	1,652,829,288	998,996,788	417,166,202	102,230,989
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(165,739,480)	(117,054,398)	(17,867,429)	(8,626,242)
Investor Class	(1,238,351)	(1,212,694)	(881,029)	(344,529)
Total distributions to shareholders	(166,977,831)	(118,267,092)	(18,748,458)	(8,970,771)
Total increase in net assets	1,725,850,449	967,350,622	427,396,511	99,803,778
NET ASSETS:
Beginning of year	3,946,538,788	2,979,188,166	287,705,508	187,901,730
End of year	$5,672,389,237	$3,946,538,788	$715,102,019	$287,705,508

The accompanying notes are an integral part of these financial statements.

348

BAIRD ULTRA SHORT BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.10	$10.08	$9.99	$10.05	$10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.46	0.54	0.47	0.13	0.04
Net realized and unrealized gains (losses) on investments	0.02	0.02	0.09	(0.03)	(0.02)
Total from investment operations	0.48	0.56	0.56	0.10	0.02
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.46)	(0.54)	(0.47)	(0.16)	(0.05)
Distributions from net realized gains	—	—	—	—	(0.00)(2)
Total distributions	(0.46)	(0.54)	(0.47)	(0.16)	(0.05)
Net asset value, end of year	$10.12	$10.10	$10.08	$9.99	$10.05
Total return	4.81%	5.65%	5.71%	0.96%	0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$9,229.7	$7,713.8	$6,159.0	$5,515.0	$6,889.5
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.51%	5.36%	4.67%	1.34%	0.38%
Ratio of net investment income to average net assets (before waivers)	4.36%	5.21%	4.52%	1.19%	0.23%
Portfolio turnover rate(3)	88%	90%	105%	104%	96%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

349

BAIRD ULTRA SHORT BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 10.13	$10.10	$10.01	$10.07	$10.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.43	0.52	0.45	0.11	0.01
Net realized and unrealized gains (losses) on investments	0.02	0.02	0.08	(0.04)	(0.01)
Total from investment operations	0.45	0.54	0.53	0.07	—
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.43)	(0.51)	(0.44)	(0.13)	(0.03)
Distributions from net realized gains	—	—	—	—	(0.00)(2)
Total distributions	(0.43)	(0.51)	(0.44)	(0.13)	(0.03)
Net asset value, end of year	$ 10.15	$10.13	$10.10	$10.01	$10.07
Total return	4.53%	5.47%	5.43%	0.70%	(0.05)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$77.0	$60.7	$77.6	$92.7	$164.2
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.26%	5.11%	4.42%	1.09%	0.13%
Ratio of net investment income (loss) to average net assets (before waivers)	4.11%	4.96%	4.27%	0.94%	(0.02)%
Portfolio turnover rate(3)	88%	90%	105%	104%	96%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

350

BAIRD SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.46	$9.41	$9.22	$9.74	$9.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42	0.41	0.32	0.16	0.10
Net realized and unrealized gains (losses) on investments	0.11	0.05	0.19	(0.51)	(0.14)
Total from investment operations	0.53	0.46	0.51	(0.35)	(0.04)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.42)	(0.41)	(0.32)	(0.17)	(0.11)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.03)
Total distributions	(0.42)	(0.41)	(0.32)	(0.17)	(0.14)
Net asset value, end of year	$9.57	$9.46	$9.41	$9.22	$9.74
Total return	5.67%	4.99%	5.65%	(3.64)%	(0.42)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$11,559.0	$11,179.3	$9,334.5	$8,747.4	$10,486.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.41%	4.32%	3.48%	1.67%	1.05%
Portfolio turnover rate(3)	119%	96%	87%	77%	67%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

351

BAIRD SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.46	$9.41	$9.22	$9.74	$9.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.40	0.38	0.30	0.13	0.08
Net realized and unrealized gains (losses) on investments	0.10	0.06	0.19	(0.51)	(0.13)
Total from investment operations	0.50	0.44	0.49	(0.38)	(0.05)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.39)	(0.39)	(0.30)	(0.14)	(0.09)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.03)
Total distributions	(0.39)	(0.39)	(0.30)	(0.14)	(0.12)
Net asset value, end of year	$9.57	$9.46	$9.41	$9.22	$9.74
Total return	5.41%	4.73%	5.39%	(3.88)%	(0.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$136.1	$125.2	$149.3	$216.9	$252.5
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.16%	4.07%	3.23%	1.42%	0.80%
Portfolio turnover rate(3)	119%	96%	87%	77%	67%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

352

BAIRD INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.27	$10.32	$10.08	$11.27	$11.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42	0.40	0.33	0.22	0.18
Net realized and unrealized gains (losses) on investments	0.29	(0.05)	0.24	(1.19)	(0.34)
Total from investment operations	0.71	0.35	0.57	(0.97)	(0.16)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.42)	(0.40)	(0.33)	(0.22)	(0.18)
Distributions from net realized gains	—	—	—	—	(0.08)
Total distributions	(0.42)	(0.40)	(0.33)	(0.22)	(0.26)
Net asset value, end of year	$10.56	$10.27	$10.32	$10.08	$11.27
Total return	7.01%	3.45%	5.78%	(8.64)%	(1.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$12,481.3	$10,335.7	$8,238.6	$6,980.6	$6,639.0
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.03%	3.91%	3.28%	2.11%	1.54%
Portfolio turnover rate(2)	39%	44%	45%	47%	51%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

353

BAIRD INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 10.83	$10.86	$10.59	$11.83	$12.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.42	0.40	0.32	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.30	(0.06)	0.26	(1.25)	(0.36)
Total from investment operations	0.72	0.34	0.58	(1.05)	(0.20)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.39)	(0.37)	(0.31)	(0.19)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.08)
Total distributions	(0.39)	(0.37)	(0.31)	(0.19)	(0.23)
Net asset value, end of year	$11.16	$10.83	$10.86	$10.59	$11.83
Total return	6.76%	3.21%	5.53%	(8.88)%	(1.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$170.8	$130.9	$87.8	$59.3	$42.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.78%	3.66%	3.03%	1.86%	1.29%
Portfolio turnover rate(2)	39%	44%	45%	47%	51%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

354

BAIRD AGGREGATE BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.65	$9.86	$9.60	$11.37	$11.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.41	0.39	0.34	0.25	0.19
Net realized and unrealized gains (losses) on investments	0.29	(0.21)	0.26	(1.76)	(0.36)
Total from investment operations	0.70	0.18	0.60	(1.51)	(0.17)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.41)	(0.39)	(0.34)	(0.26)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.01)
Distributions from return of capital	(0.00)(2)	(0.00)(2)	—	—	—
Total distributions	(0.41)	(0.39)	(0.34)	(0.26)	(0.23)
Net asset value, end of year	$9.94	$9.65	$9.86	$9.60	$11.37
Total return	7.36%	1.85%	6.43%	(13.35)%	(1.46)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$54,879.8	$49,781.0	$41,933.7	$34,102.5	$39,050.1
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.13%	3.98%	3.55%	2.46%	1.66%
Portfolio turnover rate(3)	34%	34%	38%	43%	39%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

355

BAIRD AGGREGATE BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 10.05	$10.25	$9.97	$11.79	$12.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.40	0.38	0.33	0.23	0.17
Net realized and unrealized gains (losses) on investments	0.30	(0.22)	0.27	(1.82)	(0.38)
Total from investment operations	0.70	0.16	0.60	(1.59)	(0.21)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.38)	(0.36)	(0.32)	(0.23)	(0.19)
Distributions from net realized gains	—	—	—	—	(0.01)
Distributions from return of capital	(0.00)(2)	(0.00)(2)	—	—	—
Total distributions	(0.38)	(0.36)	(0.32)	(0.23)	(0.20)
Net asset value, end of year	$ 10.37	$10.05	$10.25	$9.97	$11.79
Total return	7.10%	1.63%	6.13%	(13.52)%	(1.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$861.9	$1,069.4	$971.8	$681.1	$904.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.88%	3.73%	3.30%	2.21%	1.41%
Portfolio turnover rate(3)	34%	34%	38%	43%	39%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

356

BAIRD CORE PLUS BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.01	$10.17	$9.87	$11.67	$12.14
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.44	0.41	0.36	0.29	0.26
Net realized and unrealized gains (losses) on investments	0.29	(0.16)	0.30	(1.79)	(0.38)
Total from investment operations	0.73	0.25	0.66	(1.50)	(0.12)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.43)	(0.41)	(0.36)	(0.30)	(0.28)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.07)
Distributions from return of capital	—	(0.00)(2)	—	—	—
Total distributions	(0.43)	(0.41)	(0.36)	(0.30)	(0.35)
Net asset value, end of year	$10.31	$10.01	$10.17	$9.87	$11.67
Total return	7.47%	2.54%	6.89%	(12.87)%	(1.02)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$42,485.6	$35,177.0	$26,783.0	$21,288.5	$27,654.9
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.28%	4.10%	3.67%	2.82%	2.16%
Portfolio turnover rate(3)	32%	38%	35%	29%	45%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

357

BAIRD CORE PLUS BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.52	$10.67	$10.34	$12.21	$12.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.43	0.41	0.36	0.28	0.24
Net realized and unrealized gains (losses) on investments	0.32	(0.17)	0.31	(1.87)	(0.39)
Total from investment operations	0.75	0.24	0.67	(1.59)	(0.15)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.41)	(0.39)	(0.34)	(0.28)	(0.25)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.07)
Distributions from return of capital	—	(0.00)(2)	—	—	—
Total distributions	(0.41)	(0.39)	(0.34)	(0.28)	(0.32)
Net asset value, end of year	$10.86	$10.52	$10.67	$10.34	$12.21
Total return	7.22%	2.25%	6.60%	(13.09)%	(1.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1,142.8	$1,144.2	$1,098.0	$1,045.0	$1,612.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.03%	3.85%	3.42%	2.57%	1.91%
Portfolio turnover rate(3)	32%	38%	35%	29%	45%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

358

BAIRD SHORT-TERM MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.98	$9.98	$9.85	$10.39	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.34	0.32	0.27	0.16	0.12
Net realized and unrealized gains (losses) on investments	0.12	(0.00)(2)	0.13	(0.54)	(0.04)
Total from investment operations	0.46	0.32	0.40	(0.38)	0.08
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.33)	(0.32)	(0.27)	(0.16)	(0.12)
Distributions from net realized gains	—	—	—	—	(0.00)(2)
Total distributions	(0.33)	(0.32)	(0.27)	(0.16)	(0.12)
Net asset value, end of year	$10.11	$9.98	$9.98	$9.85	$10.39
Total return	4.71%	3.23%	4.15%	(3.66)%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$2,003.2	$1,391.3	$1,525.3	$1,695.5	$2,190.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.34%	3.20%	2.73%	1.56%	1.10%
Portfolio turnover rate(3)	27%	42%	40%	64%	44%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

359

BAIRD SHORT-TERM MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.96	$9.96	$9.83	$10.38	$10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.31	0.29	0.24	0.13	0.09
Net realized and unrealized gains (losses) on investments	0.13	(0.00)(2)	0.14	(0.55)	(0.03)
Total from investment operations	0.44	0.29	0.38	(0.42)	0.06
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.31)	(0.29)	(0.25)	(0.13)	(0.09)
Distributions from net realized gains	—	—	—	—	(0.00)(2)
Total distributions	(0.31)	(0.29)	(0.25)	(0.13)	(0.09)
Net asset value, end of year	$ 10.09	$9.96	$9.96	$9.83	$10.38
Total return	4.46%	2.98%	3.90%	(4.01)%	0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$67.3	$68.9	$78.4	$71.7	$110.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.09%	2.95%	2.48%	1.31%	0.85%
Portfolio turnover rate(3)	27%	42%	40%	64%	44%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

360

BAIRD STRATEGIC MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.25	$10.29	$9.96	$10.74	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.38	0.37	0.34	0.22	0.11
Net realized and unrealized gains (losses) on investments and futures contracts	0.14	(0.05)	0.32	(0.79)	0.14
Total from investment operations	0.52	0.32	0.66	(0.57)	0.25
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.37)	(0.36)	(0.33)	(0.21)	(0.12)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.06)
Total distributions	(0.37)	(0.36)	(0.33)	(0.21)	(0.18)
Net asset value, end of year	$10.40	$10.25	$10.29	$9.96	$10.74
Total return	5.18%	3.17%	6.78%	(5.31)%	2.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$2,891.0	$1,451.4	$881.5	$470.8	$345.0
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.68%	3.62%	3.42%	2.18%	1.07%
Portfolio turnover rate(3)	21%	34%	50%	89%	55%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

361

BAIRD STRATEGIC MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.25	$10.29	$9.96	$10.74	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.35	0.35	0.32	0.19	0.09
Net realized and unrealized gains (losses) on investments and futures contracts	0.13	(0.05)	0.32	(0.79)	0.13
Total from investment operations	0.48	0.30	0.64	(0.60)	0.22
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.34)	(0.34)	(0.31)	(0.18)	(0.09)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.06)
Total distributions	(0.34)	(0.34)	(0.31)	(0.18)	(0.15)
Net asset value, end of year	$10.39	$10.25	$10.29	$9.96	$10.74
Total return	4.83%	2.92%	6.53%	(5.55)%	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$208,350.1	$95,707.7	$38,577.3	$10,660.1	$8,262.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.43%	3.37%	3.17%	1.93%	0.82%
Portfolio turnover rate(3)	21%	34%	50%	89%	55%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

362

BAIRD QUALITY INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.99	$11.13	$10.95	$11.85	$12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.34	0.32	0.28	0.22	0.21
Net realized and unrealized gains (losses) on investments	0.17	(0.15)	0.18	(0.90)	(0.17)
Total from investment operations	0.51	0.17	0.46	(0.68)	0.04
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.34)	(0.31)	(0.28)	(0.22)	(0.22)
Total distributions	(0.34)	(0.31)	(0.28)	(0.22)	(0.22)
Net asset value, end of year	$11.16	$10.99	$11.13	$10.95	$11.85
Total return	4.71%	1.58%	4.29%	(5.74)%	0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1,038.0	$1,004.6	$1,051.9	$1,083.0	$1,526.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.04%	2.85%	2.55%	1.94%	1.75%
Portfolio turnover rate(2)	27%	20%	33%	33%	18%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

363

BAIRD QUALITY INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 11.30	$11.43	$11.24	$12.16	$12.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.32	0.30	0.26	0.19	0.18
Net realized and unrealized gains (losses) on investments	0.16	(0.15)	0.18	(0.92)	(0.18)
Total from investment operations	0.48	0.15	0.44	(0.73)	—
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.31)	(0.28)	(0.25)	(0.19)	(0.18)
Total distributions	(0.31)	(0.28)	(0.25)	(0.19)	(0.18)
Net asset value, end of year	$ 11.47	$11.30	$11.43	$11.24	$12.16
Total return	4.32%	1.37%	4.01%	(5.99)%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$60.0	$60.7	$51.0	$30.6	$59.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.79%	2.60%	2.30%	1.69%	1.50%
Portfolio turnover rate(2)	27%	20%	33%	33%	18%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

364

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.24	$10.34	$10.10	$10.96	$10.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.36	0.35	0.31	0.21	0.16
Net realized and unrealized gains (losses) on investments	0.13	(0.10)	0.24	(0.88)	0.02(2)
Total from investment operations	0.49	0.25	0.55	(0.67)	0.18
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.36)	(0.35)	(0.31)	(0.19)	(0.17)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.36)	(0.35)	(0.31)	(0.19)	(0.18)
Net asset value, end of year	$10.37	$10.24	$10.34	$10.10	$10.96
Total return	4.88%	2.41%	5.54%	(6.07)%	1.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$5,631.4	$3,911.3	$2,942.7	$2,449.7	$1,531.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.54%	3.43%	3.08%	2.01%	1.47%
Portfolio turnover rate(4)	22%	25%	32%	59%	31%

(1)	Calculated using average shares outstanding during the year.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

365

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 10.24	$10.33	$10.09	$10.96	$10.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.34	0.33	0.29	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.12	(0.10)	0.23	(0.88)	0.03(2)
Total from investment operations	0.46	0.23	0.52	(0.70)	0.16
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.33)	(0.32)	(0.28)	(0.17)	(0.14)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.33)	(0.32)	(0.28)	(0.17)	(0.15)
Net asset value, end of year	$ 10.37	$10.24	$10.33	$10.09	$10.96
Total return	4.63%	2.26%	5.28%	(6.40)%	1.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$40.9	$35.2	$36.5	$38.8	$42.5
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.29%	3.18%	2.83%	1.76%	1.22%
Portfolio turnover rate(4)	22%	25%	32%	59%	31%

(1)	Calculated using average shares outstanding during the year.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

366

BAIRD MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.91	$10.01	$9.68	$10.76	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.38	0.38	0.37	0.26	0.20
Net realized and unrealized gains (losses) on investments	0.10	(0.11)	0.31	(1.09)	0.17
Total from investment operations	0.48	0.27	0.68	(0.83)	0.37
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.37)	(0.37)	(0.35)	(0.25)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.08)
Total distributions	(0.37)	(0.37)	(0.35)	(0.25)	(0.28)
Net asset value, end of year	$ 10.02	$9.91	$10.01	$9.68	$10.76
Total return	4.96%	2.73%	7.14%	(7.73)%	3.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$685.0	$276.0	$180.4	$55.7	$34.5
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.87%	3.79%	3.77%	2.63%	1.83%
Portfolio turnover rate(2)	16%	47%	58%	76%	38%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

367

BAIRD MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.91	$9.99	$9.68	$10.74	$10.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.36	0.35	0.34	0.24	0.17
Net realized and unrealized gains (losses) on investments	0.10	(0.09)	0.29	(1.08)	0.16
Total from investment operations	0.46	0.26	0.63	(0.84)	0.33
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.35)	(0.34)	(0.32)	(0.22)	(0.17)
Distributions from net realized gains	—	—	—	—	(0.08)
Total distributions	(0.35)	(0.34)	(0.32)	(0.22)	(0.25)
Net asset value, end of year	$10.02	$9.91	$9.99	$9.68	$10.74
Total return	4.72%	2.69%	6.67%	(7.78)%	3.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$30,134.2	$11,728.7	$7,549.4	$4,055.6	$3,193.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.62%	3.54%	3.52%	2.38%	1.58%
Portfolio turnover rate(2)	16%	47%	58%	76%	38%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

368

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company. Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%. See Note 7.
The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.
The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.
The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.
The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index. The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark

369

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.
The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.
The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value

370

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period. Occasionally, significant events may occur after the close of the exchange on which a security is traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives and each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered. All of the unregistered securities held by the Funds as of December 31, 2025 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.

The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$2,195,415,321	23.6%
Baird Short-Term Bond Fund	3,490,411,782	29.9%
Baird Intermediate Bond Fund	2,659,562,255	21.0%
Baird Aggregate Bond Fund	11,034,604,772	19.8%
Baird Core Plus Bond Fund	10,706,585,404	24.5%
Baird Short-Term Municipal Bond Fund	94,486,930	4.6%
Baird Strategic Municipal Bond Fund	117,948,000	3.8%
Baird Quality Intermediate Municipal Bond Fund	14,860,240	1.4%
Baird Core Intermediate Municipal Bond Fund	215,959,342	3.8%
Baird Municipal Bond Fund	23,185,739	3.2%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

371

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. The Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts and qualifies as a “limited derivatives user.”

f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At December 31, 2025, the Baird Strategic Municipal Bond Fund had no cash or cash equivalents on deposit with the broker for futures contracts.
If the price of an open futures contract changes (by increase in the value of the underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.
g)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2025, or for any other tax years which are open for exam. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

372

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Company in proportion to their respective assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

m)
Segment Reporting – Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

n)
New Regulatory and Accounting Pronouncements – The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.

373

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal years:
Baird Ultra Short Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	561,017,892	$5,682,950,157	491,110,360	$4,969,644,690
Shares issued to shareholders in reinvestment of distributions	37,564,898	380,047,518	33,506,847	338,457,740
Shares redeemed	(450,074,119)	(4,560,517,906)	(372,390,629)	(3,768,677,108)
Net increase	148,508,671	$1,502,479,769	152,226,578	$1,539,425,322
Shares Outstanding:
Beginning of year	763,509,654		611,283,076
End of year	912,018,325		763,509,654

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,836,440	$38,971,761	3,147,356	$31,931,730
Shares issued to shareholders in reinvestment of distributions	297,909	3,022,641	333,378	3,376,842
Shares redeemed	(2,539,056)	(25,798,593)	(5,164,579)	(52,418,206)
Net increase (decrease)	1,595,293	$16,195,809	(1,683,845)	$(17,109,634)
Shares Outstanding:
Beginning of year	5,994,653		7,678,498
End of year	7,589,946		5,994,653
Total net increase		$1,518,675,578		$1,522,315,688

Baird Short-Term Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	291,843,132	$2,785,603,196	454,618,344	$4,295,135,438
Shares issued to shareholders in reinvestment of distributions	47,538,027	453,067,918	43,882,703	414,042,415
Shares redeemed	(313,277,913)	(2,987,597,993)	(309,407,704)	(2,925,042,280)
Net increase	26,103,246	$251,073,121	189,093,343	$1,784,135,573
Shares Outstanding:
Beginning of year	1,181,249,582		992,156,239
End of year	1,207,352,828		1,181,249,582

374

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,419,414	$51,673,968	4,451,412	$42,017,585
Shares issued to shareholders in reinvestment of distributions	552,792	5,266,689	559,626	5,275,339
Shares redeemed	(4,984,132)	(47,551,299)	(7,650,331)	(72,247,521)
Net increase (decrease)	988,074	$9,389,358	(2,639,293)	$(24,954,597)
Shares Outstanding:
Beginning of year	13,232,279		15,871,572
End of year	14,220,353		13,232,279
Total net increase		$260,462,479		$1,759,180,976

Baird Intermediate Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	323,312,569	$3,385,546,729	417,051,545(1)	$4,299,092,885(1)
Shares issued to shareholders in reinvestment of distributions	39,539,020	413,955,537	33,496,642	344,813,192
Shares redeemed	(187,043,090)	(1,955,668,414)	(242,844,327)	(2,515,561,790)
Net increase	175,808,499	$1,843,833,852	207,703,860	$2,128,344,287
Shares Outstanding:
Beginning of year	1,005,959,326		798,255,466
End of year	1,181,767,825		1,005,959,326

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,299,185	$80,480,958	6,466,948	$70,195,830
Shares issued to shareholders in reinvestment of distributions	486,233	5,373,541	359,476	3,898,823
Shares redeemed	(4,553,631)	(50,329,748)	(2,831,855)	(30,762,344)
Net increase	3,231,787	$35,524,751	3,994,569	$43,332,309
Shares Outstanding:
Beginning of year	12,082,294		8,087,725
End of year	15,314,081		12,082,294
Total net increase		$1,879,358,603		$2,171,676,596

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.

375

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
Baird Aggregate Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,384,959,440(1)	$13,627,501,011(1)	1,663,734,325(1)	$16,285,863,637(1)
Shares issued to shareholders in reinvestment of distributions	203,205,160	2,003,092,560	172,231,366	1,677,046,355
Shares redeemed	(1,225,448,623)	(12,077,340,783)	(933,390,614)	(9,131,584,932)
Net increase	362,715,977	$3,553,252,788	902,575,077	$8,831,325,060
Shares Outstanding:
Beginning of year	5,156,199,210		4,253,624,133
End of year	5,518,915,187		5,156,199,210

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	23,660,038	$242,034,656	43,970,138	$447,496,112
Shares issued to shareholders in reinvestment of distributions	3,291,223	33,772,344	3,540,168	35,866,402
Shares redeemed	(50,226,631)	(513,826,824)	(35,946,084)	(365,184,879)
Net increase (decrease)	(23,275,370)	$(238,019,824)	11,564,222	$118,177,635
Shares Outstanding:
Beginning of year	106,395,738		94,831,516
End of year	83,120,368		106,395,738
Total net increase		$3,315,232,964		$8,949,502,695

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Core Plus Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,238,489,829	$12,643,183,685	1,294,547,788	$13,156,528,986
Shares issued to shareholders in reinvestment of distributions	143,849,433	1,468,892,151	114,099,164	1,150,031,356
Shares redeemed	(776,925,308)	(7,908,170,323)	(525,803,955)	(5,316,769,749)
Net increase	605,413,954	$6,203,905,513	882,842,997	$8,989,790,593
Shares Outstanding:
Beginning of year	3,515,822,082		2,632,979,085
End of year	4,121,236,036		3,515,822,082

376

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	22,094,558	$236,917,531	33,886,313	$357,792,906
Shares issued to shareholders in reinvestment of distributions	4,002,703	42,995,850	3,943,271	41,716,553
Shares redeemed	(29,656,260)	(317,942,014)	(31,929,450)	(339,197,514)
Net increase (decrease)	(3,558,999)	$(38,028,633)	5,900,134	$60,311,945
Shares Outstanding:
Beginning of year	108,781,348		102,881,214
End of year	105,222,349		108,781,348
Total net increase		$6,165,876,880		$9,050,102,538

Baird Short-Term Municipal Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	101,965,481	$1,025,284,403	53,663,592	$535,652,046
Shares issued to shareholders in reinvestment of distributions	4,549,094	45,714,120	3,661,739	36,467,120
Shares redeemed	(47,886,925)	(481,150,557)	(70,738,385)	(706,262,024)
Net increase (decrease)	58,627,650	$589,847,966	(13,413,054)	$(134,142,858)
Shares Outstanding:
Beginning of year	139,469,205		152,882,259
End of year	198,096,855		139,469,205

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,433,193	$24,478,577	1,644,180	$16,396,436
Shares issued to shareholders in reinvestment of distributions	185,545	1,860,096	206,616	2,054,398
Shares redeemed	(2,867,047)	(28,818,999)	(2,810,634)	(28,023,596)
Net decrease	(248,309)	$(2,480,326)	(959,838)	$(9,572,762)
Shares Outstanding:
Beginning of year	6,916,713		7,876,551
End of year	6,668,404		6,916,713
Total net increase (decrease)		$587,367,640		$(143,715,620)

377

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
Baird Strategic Municipal Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	169,702,129	$1,742,866,238	77,027,592	$792,226,899
Shares issued to shareholders in reinvestment of distributions	6,388,168	65,645,373	3,598,368	36,904,631
Shares redeemed	(39,699,699)	(406,871,142)	(24,690,081)	(253,536,951)
Net increase	136,390,598	$1,401,640,469	55,935,879	$575,594,579
Shares Outstanding:
Beginning of year	141,605,766		85,669,887
End of year	277,996,364		141,605,766

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	14,982,750	$153,726,246	8,221,847	$84,588,971
Shares issued to shareholders in reinvestment of distributions	486,637	4,997,624	208,573	2,139,582
Shares redeemed	(4,766,770)	(48,802,178)	(2,838,694)	(29,163,083)
Net increase	10,702,617	$109,921,692	5,591,726	$57,565,470
Shares Outstanding:
Beginning of year	9,341,833		3,750,107
End of year	20,044,450		9,341,833
Total net increase		$1,511,562,161		$633,160,049

Baird Quality Intermediate Municipal Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,793,788	$240,216,171	21,837,899	$241,338,219
Shares issued to shareholders in reinvestment of distributions	2,423,636	26,703,728	2,328,458	25,672,559
Shares redeemed	(22,571,681)	(248,333,521)	(27,266,880)	(301,184,213)
Net increase (decrease)	1,645,743	$18,586,378	(3,100,523)	$(34,173,435)
Shares Outstanding:
Beginning of year	91,393,652		94,494,175
End of year	93,039,395		91,393,652

378

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,118,688	$12,701,133	1,951,056	$22,192,530
Shares issued to shareholders in reinvestment of distributions	138,194	1,565,373	123,995	1,404,738
Shares redeemed	(1,402,950)	(15,810,517)	(1,164,397)	(13,224,685)
Net increase (decrease)	(146,068)	$(1,544,011)	910,654	$10,372,583
Shares Outstanding:
Beginning of year	5,373,661		4,463,007
End of year	5,227,593		5,373,661
Total net increase (decrease)		$17,042,367		$(23,800,852)

Baird Core Intermediate Municipal Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	256,365,296	$2,622,519,800	158,576,749	$1,632,364,931
Shares issued to shareholders in reinvestment of distributions	14,185,832	145,306,207	10,098,388	103,696,832
Shares redeemed	(109,448,398)	(1,120,298,929)	(71,538,614)	(736,197,151)
Net increase	161,102,730	$1,647,527,078	97,136,523	$999,864,612
Shares Outstanding:
Beginning of year	381,823,036		284,686,513
End of year	542,925,766		381,823,036

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,052,356	$21,044,877	1,709,317	$17,577,801
Shares issued to shareholders in reinvestment of distributions	117,777	1,204,923	117,660	1,206,860
Shares redeemed	(1,660,925)	(16,947,590)	(1,916,046)	(19,652,485)
Net increase (decrease)	509,208	$5,302,210	(89,069)	$(867,824)
Shares Outstanding:
Beginning of year	3,440,279		3,529,348
End of year	3,949,487		3,440,279
Total net increase		$1,652,829,288		$998,996,788

379

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
Baird Municipal Bond Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	50,143,096	$493,984,039	13,463,079	$134,283,935
Shares issued to shareholders in reinvestment of distributions	1,658,254	16,369,599	792,043	7,877,155
Shares redeemed	(11,309,902)	(111,189,211)	(4,443,802)	(44,210,697)
Net increase	40,491,448	$399,164,427	9,811,320	$97,950,393
Shares Outstanding:
Beginning of year	27,837,243		18,025,923
End of year	68,328,691		27,837,243

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,375,009	$23,484,853	582,662	$5,813,981
Shares issued to shareholders in reinvestment of distributions	71,893	707,666	20,892	207,606
Shares redeemed	(622,250)	(6,190,744)	(174,819)	(1,740,991)
Net increase	1,824,652	$18,001,775	428,735	$4,280,596
Shares Outstanding:
Beginning of year	1,184,062		755,327
End of year	3,008,714		1,184,062
Total net increase		$417,166,202		$102,230,989

Purchase In-Kind Transactions
During the year ended December 31, 2025, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2025
Fund	Effective Date	Value of Securities Received	Shares Sold
Baird Aggregate Bond Fund - Institutional Class	March 27, 2025	$111,846,946	11,471,482

During the year ended December 31, 2024, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2024
Fund	Effective Date	Value of Cash and Securities Received	Shares Sold
Baird Intermediate Bond Fund - Institutional Class	August 28, 2024	$59,177,794	5,646,736
Baird Aggregate Bond Fund - Institutional Class	October 29, 2024	66,239,227	6,759,105

380

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$847,994,336	$264,308,594	$4,731,443,942	$4,148,859,956
Baird Short-Term Bond Fund	9,680,658,087	9,350,673,610	3,835,917,642	3,882,167,300
Baird Intermediate Bond Fund	4,275,679,978	3,509,807,635	1,789,800,423	843,305,621
Baird Aggregate Bond Fund	14,062,334,270	12,322,539,373	6,731,079,364	5,856,861,702
Baird Core Plus Bond Fund	10,845,594,426	8,931,765,790	7,160,997,622	3,436,632,628
Baird Short-Term Municipal Bond Fund	—	11,203,594	1,018,365,877	453,409,048
Baird Strategic Municipal Bond Fund	15,751,250	15,943,125	1,892,176,929	433,048,667
Baird Quality Intermediate Municipal Bond Fund	14,928,516	—	294,998,115	278,003,964
Baird Core Intermediate Municipal Bond Fund	79,257,813	70,505,273	2,587,985,284	962,510,372
Baird Municipal Bond Fund	—	—	474,672,030	75,374,257

As of December 31, 2025, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$9,249,490,960	$11,880,244,486	$12,650,018,588	$57,496,298,546	$44,691,492,220
Gross unrealized appreciation	24,314,866	111,272,973	211,477,292	712,709,368	559,134,229
Gross unrealized depreciation	(1,290,232)	(16,469,881)	(110,736,365)	(2,340,259,696)	(1,510,256,816)
Net unrealized appreciation (depreciation)	23,024,634	94,803,092	100,740,927	(1,627,550,328)	(951,122,587)
Undistributed ordinary income	1,841,015	6,257,954	2,198,519	—	5,978,386
Distributable earnings	1,841,015	6,257,954	2,198,519	—	5,978,386
Other accumulated losses	(3,629,938)	(328,875,160)	(375,931,707)	(2,289,499,987)	(1,179,753,530)
Total distributable earnings (accumulated deficit)	$21,235,711	$(227,814,114)	$(272,992,261)	$(3,917,050,315)	$(2,124,897,731)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
Cost of investments	$2,028,786,935	$3,027,225,112	$1,083,836,782	$5,550,166,503	$697,636,206
Gross unrealized appreciation	19,489,139	45,841,517	13,498,218	81,129,254	12,015,284
Gross unrealized depreciation	(2,894,028)	(7,350,907)	(11,041,251)	(22,548,577)	(2,248,911)
Net unrealized appreciation	16,595,111	38,490,610	2,456,967	58,580,677	9,766,373
Undistributed tax-exempt income	728,095	1,207,459	350,664	2,132,085	295,416
Distributable earnings	728,095	1,207,459	350,664	2,132,085	295,416
Other accumulated losses	(74,296,449)	(6,103,382)	(58,345,742)	(70,299,274)	(873,094)
Total distributable earnings (accumulated deficit)	$(56,973,243)	$33,594,687	$(55,538,111)	$(9,586,512)	$9,188,695

381

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Wash sales and market discount accretion are recorded for book purposes but excluded from taxable income under the Internal Revenue Code de minimis exception.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Aggregate Bond Fund	$(2)	$2

Distributions to Shareholders
Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax components of distributions paid during the years shown below were as follows:

	Year Ended December 31, 2025
Fund	Ordinary Income	Return of Capital	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$397,151,578	$—	$—	$397,151,578
Baird Short-Term Bond Fund	488,022,065	—	—	488,022,065
Baird Intermediate Bond Fund	459,612,118	—	—	459,612,118
Baird Aggregate Bond Fund	2,233,022,990	2,430,989	—	2,235,453,979
Baird Core Plus Bond Fund	1,677,162,873	—	—	1,677,162,873
Baird Short-Term Municipal Bond Fund	900,051	—	56,874,241	57,774,292
Baird Strategic Municipal Bond Fund	2,670,410	—	79,670,147	82,340,557
Baird Quality Intermediate Municipal Bond Fund	584,550	—	31,821,670	32,406,220
Baird Core Intermediate Municipal Bond Fund	4,319,576	—	162,658,255	166,977,831
Baird Municipal Bond Fund	344,013	—	18,404,445	18,748,458

For the year ended December 31, 2025, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the year. The actual characterization of the distributions made during the year is not determined until after the end of the fiscal year.

	Year Ended December 31, 2024
Fund	Ordinary Income	Return of Capital	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$356,517,497	$—	$—	$356,517,497
Baird Short-Term Bond Fund	450,513,344	—	—	450,513,344
Baird Intermediate Bond Fund	379,000,571	—	—	379,000,571
Baird Aggregate Bond Fund	1,874,358,373	6,176,785	—	1,880,535,158
Baird Core Plus Bond Fund	1,299,027,929	2,138,598	—	1,301,166,527
Baird Short-Term Municipal Bond Fund	1,094,483	—	46,791,919	47,886,402
Baird Strategic Municipal Bond Fund	1,928,349	—	42,581,646	44,509,995
Baird Quality Intermediate Municipal Bond Fund	428,602	—	29,713,542	30,142,144
Baird Core Intermediate Municipal Bond Fund	3,305,319	—	114,961,773	118,267,092
Baird Municipal Bond Fund	289,382	—	8,681,389	8,970,771

382

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
At December 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2025, accumulated capital loss carryovers, if any, were as follows:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$3,629,938	$—	Indefinitely	N/A
Baird Short-Term Bond Fund	168,204,614	160,670,546	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	73,927,946	302,003,761	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	435,688,573	1,853,811,414	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	167,648,326	1,012,105,204	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	24,347,624	49,948,825	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	644,182	5,459,200	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,984,950	46,360,793	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	22,442,922	47,856,352	Indefinitely	Indefinitely
Baird Municipal Bond Fund	—	873,094	N/A	Indefinitely

During the year ended December 31, 2025, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Ultra Short Bond Fund	$13,340,592	$—
Baird Short-Term Bond Fund	22,363,109	27,359,295
Baird Intermediate Bond Fund	2,897,272	5,079,981
Baird Aggregate Bond Fund	28,031,718	—
Baird Core Plus Bond Fund	28,309,640	—
Baird Short-Term Municipal Bond Fund	530,698	—
Baird Strategic Municipal Bond Fund	—	957,223
Baird Municipal Bond Fund	—	148,895

5. INVESTMENT ADVISORY, OTHER AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets.
For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2027. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.
For the year ended December 31, 2025, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$13,213,478

These fees are not subject to recoupment by the Advisor.
The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the

383

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the year ended December 31, 2025.
The Funds may use related party broker-dealers. For the year ended December 31, 2025, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.
The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the year ended December 31, 2025, the Funds purchased the following amounts of such securities:

Purchases
Baird Short-Term Bond Fund	$33,575,000
Baird Intermediate Bond Fund	34,575,000
Baird Aggregate Bond Fund	73,450,000
Baird Core Plus Bond Fund	9,000,000
Baird Short-Term Municipal Bond Fund	15,750,000
Baird Strategic Municipal Bond Fund	15,220,000
Baird Quality Intermediate Municipal Bond Fund	2,000,000
Baird Core Intermediate Municipal Bond Fund	24,450,000
Baird Municipal Bond Fund	5,650,000

Certain officers and employees of the Advisor are also officers and a director of the Funds.
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of December 31, 2025, the Prime Rate was 6.75%. The LOC matures on June 29, 2026, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred for the Funds during the year ended December 31, 2025 nor were any borrowings outstanding for the Funds under the LOC as of December 31, 2025.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.

384

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
For the year ended December 31, 2025, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$177,707
Baird Short-Term Bond Fund	332,573
Baird Intermediate Bond Fund	384,115
Baird Aggregate Bond Fund	2,325,623
Baird Core Plus Bond Fund	2,867,347
Baird Short-Term Municipal Bond Fund	166,960
Baird Strategic Municipal Bond Fund	376,254
Baird Quality Intermediate Municipal Bond Fund	144,906
Baird Core Intermediate Municipal Bond Fund	94,061
Baird Municipal Bond Fund	60,638

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.
The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at December 31, 2025.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the results of the derivatives trading and information related to volume for the year ended December 31, 2025 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Fund and Type of Derivatives Instrument	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Baird Strategic Municipal Bond Fund
Interest rate	$(123,975)	$ —
Total U.S. Treasury futures contracts	$(123,975)	$—

The average monthly notional amount is shown as an indicator of volume. The Fund calculates notional value for futures contracts as the number of open contracts multiplied by contract size multiplied by the price of the underlying security or asset. The average monthly notional amounts during the year ended December 31, 2025 were:

	Average Notional Amount
	Purchase Contracts	Sale Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$1,281,671	$—

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

385

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Continued)
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after December 31, 2025. There were no subsequent events since December 31, 2025, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

386

BAIRD FUNDS, INC.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
Baird Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (the “Funds”), each a series of Baird Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2026

387

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the two most recent fiscal years.
Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the year covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
Pursuant to an Administration Agreement discussed in Note 5 and in the Funds’ Statement of Additional Information, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Therefore, a separate line item for “Director fees” is not included in the Funds’ Statements of Operations.

388

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Disclosure Regarding Approval of the Investment Advisory Agreement for Baird Bond Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that investment advisory agreements be approved by the vote of a majority of the registered investment company’s Board of Directors (the “Board”), including a majority of the directors who are not “interested persons” within the meaning of the 1940 Act (the “Independent Directors”), cast in the manner required by the 1940 Act, and the rules and regulations thereunder. At an in-person meeting held August 22, 2025, the Board, including all of the Independent Directors, of Baird Funds, Inc. (the “Company”) approved the continuation of the investment advisory agreement between Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) and the Company on behalf of the Baird Ultra Short Bond Fund, the Baird Short-Term Bond Fund, the Baird Intermediate Bond Fund, the Baird Aggregate Bond Fund, the Baird Core Plus Bond Fund, the Baird Short-Term Municipal Bond Fund, the Baird Strategic Municipal Bond Fund, the Baird Quality Intermediate Municipal Bond Fund, the Baird Core Intermediate Municipal Bond Fund and the Baird Municipal Bond Fund (collectively, the “Funds” or the “Bond Funds”).
In connection with the consideration of the investment advisory agreement, the Board reviewed and discussed various information that had been provided prior to the meeting, including: a copy of the investment advisory agreement and the Funds’ fee schedules; the fee waiver agreement for the Baird Ultra Short Bond Fund; a memorandum provided by legal counsel summarizing the guidelines relevant to the Board’s consideration of the investment advisory agreements; a memorandum and other information provided in response to a request from the Board by the Advisor (the “Advisor’s 15(c) Response”); a copy of the Advisor’s Form ADV Part 1A and Form ADV brochures and brochure supplements; organizational charts for the Advisor; financial information for the Advisor and its parent company; a profitability analysis; comparative information about the Funds’ performance for the applicable periods ended June 30, 2025; comparative information about management fees and expense ratios; composite performance information for similar accounts managed by the Advisor; trading and brokerage commission information; and information related to payments to financial intermediaries.
The Board reviewed the Advisor’s 15(c) Response with representatives of the Advisor and the Independent Directors met with legal counsel to the Independent Directors at a special meeting held on August 14, 2025. The Board also took into account knowledge gained over time through its experience with the Advisor as well as information reviewed periodically throughout the year, including information about performance, asset flows, and expenses; discussions with management about personnel, succession planning, and services provided to the Funds and their shareholders; discussions with the Company’s Chief Compliance Officer about compliance matters and discussions with the Funds’ portfolio managers.
In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the investment advisory agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services Provided to the Funds
The Board considered the nature, extent and quality of the services provided by the Advisor to the Funds. The Board noted the Advisor’s commitment to delivering competitive long-term investment results and providing quality services to Fund shareholders. The Board considered the continuity and experience of the portfolio management teams employed to manage the investments of the Funds. The Board considered the depth and quality of the Advisor’s personnel who provide services to the Funds, including investment management, shareholder services, legal, compliance, information technology, cybersecurity, and accounting personnel. The Board also considered the Advisor’s continued investment in resources that benefit the Funds, including investments in personnel, systems, technology, and research.
The Board considered the Advisor’s disciplined investment decision-making processes used for the Funds. The Board noted that for all Funds, Baird makes investment decisions, selects broker-dealers for the execution of portfolio transactions, votes proxies and provides other customary investment management services. The Board also considered other services that the Advisor provides the Funds in its capacity as their investment advisor, such as providing key personnel to serve as officers of the Company, ensuring adherence to the Funds’ investment policies and restrictions, compliance services, shareholder servicing, administering the Funds’ liquidity risk management program, administering the Funds’ cybersecurity program and business continuity plan, providing valuation services and fair

389

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited) (Continued)
value services as valuation designee to the Board, providing support services to the Board and the committees of the Board and overseeing the Funds’ other service providers. The Board considered the strength of the Advisor’s legal and compliance department and the qualifications of the Funds’ Chief Compliance Officer. The Board noted the effective operation of the Advisor’s risk management, valuation and liquidity risk management processes.
The Board concluded that the Advisor provides high quality services to the Funds and the nature, extent and quality of the services provided by the Advisor to each Fund were appropriate.
Investment Performance of the Advisor and the Funds
In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2025 regarding the performance of each class of the Fund for applicable one-year, three-year, five-year, ten-year and since-inception periods in comparison to its benchmark index and its peer group as determined by Lipper. The Board reviewed the composite investment performance of Baird Advisors with respect to accounts that are managed in the same strategy as the applicable Funds but did not consider it to be a material factor in the 15(c) process.
The Board noted that the Bond Funds have generated competitive and consistent long-term performance results and the Institutional Class of each Fund has generally outperformed the respective benchmark index for the one-year, three-year, five-year, ten-year, and since-inception periods, where applicable. With respect to the Quality Intermediate Municipal Bond Fund, the Board noted that the Fund modestly underperformed the benchmark and considered the Advisor’s commentary regarding the high-quality focus of the Fund as the primary cause of the Fund’s underperformance relative to the benchmark. The Board noted that the Institutional Class returns of each Fund have equaled or exceeded the respective Lipper peer group average over all applicable periods, with the exceptions of the Ultra Short Bond Fund, which underperformed its peer group average for the trailing one-year period, the Short-Term Bond Fund, which trailed its Lipper peer group for the one-year, three-year and five-year periods, the Intermediate Bond Fund, which underperformed its peer group average for the three-year and five-year time periods, and the Quality Intermediate Municipal Bond Fund, which underperformed its peer group average over most time periods. The Board considered the Advisor’s discussion regarding the performance of those Funds relative to peer funds.
The Board also considered the quarterly portfolio commentaries and discussions with personnel of the Advisor regarding the Funds’ performance and the investment strategies employed by the Advisor. The Board concluded that each Fund and its shareholders were likely to benefit from the continued management by the Advisor.
Advisory Fees and Expenses
The Board reviewed the fee and expense information for each of the Funds, including a comparison of each Fund’s advisory fee and total net expense ratio to industry data for all funds in the same Morningstar category (excluding ETFs and index funds). The Board noted that each Fund’s advisory fee (after waivers, in the case of the Baird Ultra Short Bond Fund) is lower than the average and median advisory fee for the respective Morningstar category and falls in the lowest quartile of the respective category with the exception of the advisory fee for the Baird Short-Term Municipal Bond Fund, which fell in the second quartile. The Board noted that the net expense ratio for each Fund’s Institutional Class is also lower than the respective Morningstar category average and median and falls within the lowest quartile. With respect to the Baird Ultra Short Bond Fund, the Board considered the Advisor’s contractual agreement to waive management fees in an amount equal to an annual rate of 0.15% until April 30, 2026. In addition, the Board considered that under the Administration Agreement, each of the Bond Funds pays administrative fees to the Advisor at an annual rate of 0.05% of each Fund’s average daily net assets, and the Advisor is responsible for paying almost all other expenses of each Fund, excluding management fees, Rule 12b-1 fees and specified excluded expenses, which has the effect of capping the Funds’ expense ratios at 0.30% and 0.55% for Institutional and Investor Class Shares, respectively.
The Board also considered additional information regarding the appropriateness of the advisory fee. The Board considered the level of fees charged by the Advisor to other accounts managed in similar strategies, including separately managed accounts, subadvised funds and other pooled investment funds, but did not consider these comparisons to be a material factor given the Advisor’s greater level of responsibilities and additional services provided with respect to the Funds.
The Board concluded that the advisory fee and total expense ratio of each Fund were reasonable in light of the nature and quality of services provided and fees paid by comparable funds.

390

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited) (Continued)
Costs and Profitability
The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and administration services to the Bond Funds and a profitability analysis with respect to each Fund. The Board considered that the Advisor’s profitability information does not reflect costs incurred for various internal support services and systems to the Funds such as information technology, cybersecurity, compliance, risk management, human resources, legal and finance.
The Board reviewed the financial condition of the Advisor and its parent company and determined it to be sound.
The Board concluded that the Advisor’s current level of profitability for each Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered the extent to which economies of scale might be realized as each Fund grows and the extent to which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund investors.
The Board agreed with management’s view that each Fund shares in economies of scale through the low advisory fee, which was designed to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds and noted that this pricing structure has been in place since the inception of each Fund. In addition, the Board noted that the Advisor bears almost all of the Bond Funds’ expenses other than investment advisory, Rule 12b-1 and administration fees. The Board also considered investments made by the Advisor in resources that benefit the Funds. The Directors concluded that each Fund’s current fee structure was reasonable and provides for a sharing of any economies of scale with the Fund’s investors.
Benefits Derived from the Relationship with the Funds
The Board considered other benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee). Those benefits include fees received by the Advisor under the administration agreement with the Bond Funds and Rule 12b-1 fees received by the Distributor and its representatives. The Board noted that the Advisor’s asset management and other institutional businesses may experience indirect benefits from the Advisor’s association with the Funds.
The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.
Based on their evaluation of the above factors, the Directors concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

391

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121
1-866-442-2473

Board of Directors
Darren R. Jackson
Leonard R. (Randy) Johnson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Mary Ellen Stanek

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Core Financial Statements and Other Information
Baird Funds

December 31, 2025

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies
Baird Mid Cap Growth Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 7.0%
BWX Technologies, Inc.	112,886	$19,511,216
Curtiss-Wright Corp.	41,764	23,023,241
HEICO Corp.	66,168	21,411,303
		63,945,760
Building Products - 2.8%
Lennox International, Inc.	33,438	16,236,824
Trex Co., Inc.(a)	253,228	8,883,238
		25,120,062
Capital Markets - 4.9%
MSCI, Inc.	40,275	23,106,976
Raymond James Financial, Inc.	130,721	20,992,485
		44,099,461
Commercial Services & Supplies - 2.4%
Rollins, Inc.	368,126	22,094,923
Construction & Engineering - 1.2%
EMCOR Group, Inc.	17,725	10,843,978
Consumer Staples Distribution & Retail - 4.8%
BJ’s Wholesale Club Holdings, Inc.(a)	217,336	19,566,760
Casey’s General Stores, Inc.	43,169	23,859,938
		43,426,698
Electrical Equipment - 2.4%
Vertiv Holdings Co. - Class A	132,678	21,495,163
Electronic Equipment, Instruments & Components - 2.3%
CDW Corp.	55,106	7,505,437
Zebra Technologies Corp. - Class A(a)	53,783	13,059,588
		20,565,025
Entertainment - 4.0%
Live Nation Entertainment, Inc.(a)	102,879	14,660,258
TKO Group Holdings, Inc.	102,631	21,449,879
		36,110,137
Financial Services - 1.1%
Shift4 Payments, Inc. - Class A(a)	158,398	9,974,322
Ground Transportation - 2.3%
XPO, Inc.(a)	155,531	21,138,218
Health Care Equipment & Supplies - 8.9%
Dexcom, Inc.(a)	210,086	13,943,408
Insulet Corp.(a)	63,514	18,053,219
Penumbra, Inc.(a)	91,108	28,326,388
ResMed, Inc.	86,173	20,756,491
		81,079,506

	Shares	Value
Health Care Technology - 2.3%
Veeva Systems, Inc. - Class A(a)	94,774	$21,156,400
Hotels, Restaurants & Leisure - 11.4%
Cava Group, Inc.(a)	343,371	20,152,444
Churchill Downs, Inc.	131,080	14,914,282
DoorDash, Inc. - Class A(a)	46,836	10,607,417
Dutch Bros, Inc. - Class A(a)	260,230	15,931,281
Hilton Worldwide Holdings, Inc.	95,519	27,437,833
Wingstop, Inc.	62,383	14,877,722
		103,920,979
IT Services - 4.6%
EPAM Systems, Inc.(a)	86,587	17,739,944
Twilio, Inc. - Class A(a)	168,157	23,918,652
		41,658,596
Life Sciences Tools & Services - 7.8%
Illumina, Inc.(a)	165,262	21,675,764
Repligen Corp.(a)	130,666	21,410,931
West Pharmaceutical Services, Inc.	102,548	28,215,056
		71,301,751
Machinery - 1.9%
Graco, Inc.	215,434	17,659,125
Oil, Gas & Consumable Fuels - 1.7%
Viper Energy, Inc. - Class A	388,442	15,005,514
Personal Care Products - 2.0%
elf Beauty, Inc.(a)	236,109	17,953,728
Professional Services - 4.4%
Broadridge Financial Solutions, Inc.	96,428	21,519,837
Equifax, Inc.	85,236	18,494,507
		40,014,344
Semiconductors & Semiconductor Equipment - 3.2%
Monolithic Power Systems, Inc.	31,674	28,708,047
Software - 7.2%
Datadog, Inc. - Class A(a)	143,402	19,501,238
Descartes Systems Group, Inc.(a)	148,309	13,000,767
PTC, Inc.(a)	89,344	15,564,618
Tyler Technologies, Inc.(a)	38,924	17,669,550
		65,736,173
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc. - Class A(a)	215,130	13,099,266
Textiles, Apparel & Luxury Goods - 1.2%
Kontoor Brands, Inc.	180,920	11,052,403

The accompanying notes are an integral part of these financial statements.

1

Baird Mid Cap Growth Fund
Schedule of Investments
December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 4.4%
Fastenal Co.	462,817	$18,572,846
Ferguson Enterprises, Inc.	97,173	21,633,625
		40,206,471
TOTAL COMMON STOCKS (Cost $644,246,815)		887,366,050
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%
First American Government Obligations Fund - Class U, 3.69%(b)	28,644,211	28,644,211
TOTAL MONEY MARKET FUNDS (Cost $28,644,211)		28,644,211
TOTAL INVESTMENTS - 100.7% (Cost $672,891,026)		$916,010,261
Liabilities in Excess of Other Assets - (0.7)%		(6,225,939)
TOTAL NET ASSETS - 100.0%		$909,784,322

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Baird Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Mid Cap Growth Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$887,366,050	$—	$—	$887,366,050
Money Market Funds	28,644,211	—	—	28,644,211
Total Investments	$916,010,261	$—	$—	$916,010,261

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

3

Baird Small/Mid Cap Growth Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 4.4%
BWX Technologies, Inc.	10,290	$1,778,523
Curtiss-Wright Corp.	4,706	2,594,277
		4,372,800
Automobile Components - 1.1%
XPEL, Inc.(a)	20,941	1,045,165
Beverages - 2.9%
Vita Coco Co., Inc.(a)	53,912	2,857,875
Biotechnology - 9.1%
ADMA Biologics, Inc.(a)	47,448	865,452
Exact Sciences Corp.(a)	32,568	3,307,606
Insmed, Inc.(a)	10,527	1,832,119
Neurocrine Biosciences, Inc.(a)	21,277	3,017,717
		9,022,894
Building Products - 2.8%
Lennox International, Inc.	2,708	1,314,951
Simpson Manufacturing Co., Inc.	8,879	1,433,692
		2,748,643
Capital Markets - 1.8%
Houlihan Lokey, Inc.	10,144	1,766,983
Construction & Engineering - 1.4%
EMCOR Group, Inc.	2,269	1,388,151
Consumer Finance - 1.5%
SoFi Technologies, Inc.(a)	56,520	1,479,694
Consumer Staples Distribution & Retail - 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	13,670	1,230,710
Casey’s General Stores, Inc.	2,554	1,411,621
		2,642,331
Electronic Equipment, Instruments & Components - 1.8%
Badger Meter, Inc.	10,041	1,751,251
Financial Services - 5.4%
Affirm Holdings, Inc.(a)	23,726	1,765,926
Equitable Holdings, Inc.	37,801	1,801,218
Shift4 Payments, Inc. - Class A(a)	27,650	1,741,120
		5,308,264
Health Care Equipment & Supplies - 9.7%
Glaukos Corp.(a)	15,528	1,753,267
Inspire Medical Systems, Inc.(a)	11,879	1,095,600
Insulet Corp.(a)	6,077	1,727,326
Masimo Corp.(a)	14,693	1,910,972
Penumbra, Inc.(a)	10,235	3,182,164
		9,669,329
Health Care Providers & Services - 2.7%
Alignment Healthcare, Inc.(a)	67,603	1,335,159
HealthEquity, Inc.(a)	14,627	1,339,980
		2,675,139

	Shares	Value
Health Care Technology - 1.3%
Waystar Holding Corp.(a)	38,437	$1,258,812
Hotels, Restaurants & Leisure - 7.9%
Cava Group, Inc.(a)	29,119	1,708,994
Churchill Downs, Inc.	20,243	2,303,249
Dutch Bros, Inc. - Class A(a)	40,739	2,494,042
Wingstop, Inc.	5,364	1,279,260
		7,785,545
Insurance - 1.5%
Kinsale Capital Group, Inc.	3,694	1,444,797
IT Services - 1.9%
Twilio, Inc. - Class A(a)	13,370	1,901,749
Life Sciences Tools & Services - 3.3%
Bio-Techne Corp.	23,572	1,386,269
Repligen Corp.(a)	11,653	1,909,461
		3,295,730
Machinery - 3.1%
Federal Signal Corp.	11,433	1,241,509
Kadant, Inc.	6,402	1,824,698
		3,066,207
Oil, Gas & Consumable Fuels - 2.4%
Matador Resources Co.	23,017	976,842
Viper Energy, Inc. - Class A	37,070	1,432,014
		2,408,856
Personal Care Products - 1.9%
BellRing Brands, Inc.(a)	33,200	887,436
elf Beauty, Inc.(a)	12,913	981,905
		1,869,341
Pharmaceuticals - 2.1%
Tarsus Pharmaceuticals, Inc.(a)	25,501	2,088,022
Professional Services - 3.8%
ExlService Holdings, Inc.(a)	43,625	1,851,445
UL Solutions, Inc.	24,650	1,943,899
		3,795,344
Semiconductors & Semiconductor Equipment - 3.9%
Credo Technology Group Holding Ltd.(a)	13,436	1,933,306
MACOM Technology Solutions Holdings, Inc.(a)	11,565	1,980,853
		3,914,159
Software - 9.7%
CyberArk Software Ltd.(a)	4,089	1,823,939
Descartes Systems Group, Inc.(a)	14,017	1,228,730
Dynatrace, Inc.(a)	41,152	1,783,528
Elastic NV(a)	16,217	1,223,410
Monday.com Ltd.(a)	8,843	1,304,873

The accompanying notes are an integral part of these financial statements.

4

Baird Small/Mid Cap Growth Fund
Schedule of Investments
December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
ServiceTitan, Inc. - Class A(a)	13,239	$1,409,954
Vertex, Inc. - Class A(a)	44,561	889,883
		9,664,317
Specialized REITs - 1.2%
National Storage Affiliates Trust	43,077	1,215,202
Specialty Retail - 3.6%
Boot Barn Holdings, Inc.(a)	11,740	2,071,759
Burlington Stores, Inc.(a)	5,185	1,497,687
		3,569,446
Textiles, Apparel & Luxury Goods - 1.3%
Kontoor Brands, Inc.	21,730	1,327,486
Trading Companies & Distributors - 1.7%
Watsco, Inc.	5,097	1,717,434
TOTAL COMMON STOCKS (Cost $86,805,240)		97,050,966
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%
First American Government Obligations Fund - Class U, 3.69%(b)	2,380,742	2,380,742
TOTAL MONEY MARKET FUNDS (Cost $2,380,742)		2,380,742
TOTAL INVESTMENTS - 100.3% (Cost $89,185,982)		$99,431,708
Liabilities in Excess of Other Assets - (0.3)%		(269,004)
TOTAL NET ASSETS - 100.0%		$99,162,704

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Small/Mid Cap Growth Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$97,050,966	$—	$ —	$97,050,966
Money Market Funds	2,380,742	—	—	2,380,742
Total Investments	$ 99,431,708	$—	$—	$ 99,431,708

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

6

Baird Equity Opportunity Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 4.3%
Cadre Holdings, Inc.	80,028	$3,268,343
Building Products - 3.5%
Hayward Holdings, Inc.(a)	170,789	2,638,690
Chemicals - 0.8%
Neo Performance Materials, Inc.	56,724	643,055
Commercial Services & Supplies - 0.5%
UniFirst Corp.	1,940	374,226
Construction & Engineering - 3.2%
Valmont Industries, Inc.	5,958	2,397,023
Consumer Staples Distribution & Retail - 0.4%
Chefs’ Warehouse, Inc.(a)	5,194	323,742
Diversified Consumer Services - 5.9%
ADT, Inc.	172,201	1,389,662
Mister Car Wash, Inc.(a)	547,867	3,046,141
		4,435,803
Diversified Telecommunication Services - 5.1%
Globalstar, Inc.(a)(b)	63,545	3,878,787
Electronic Equipment, Instruments & Components - 4.2%
Novanta, Inc.(a)	7,026	836,024
Teledyne Technologies, Inc.(a)	4,558	2,327,907
		3,163,931
Energy Equipment & Services - 2.3%
Oceaneering International, Inc.(a)	71,440	1,716,703
Entertainment - 3.8%
Madison Square Garden Sports Corp.(a)	11,030	2,852,909
Financial Services - 5.9%
Chime Financial, Inc. - Class A(a)	98,866	2,488,457
Toast, Inc. - Class A(a)	55,878	1,984,228
		4,472,685
Health Care Equipment & Supplies - 3.1%
LivaNova PLC(a)	3,672	225,938
Merit Medical Systems, Inc.(a)	23,841	2,101,346
		2,327,284
Health Care Providers & Services - 7.6%
HealthEquity, Inc.(a)(b)	30,784	2,820,122
NeoGenomics, Inc.(a)	245,870	2,891,431
		5,711,553
Health Care Technology - 1.7%
Phreesia, Inc.(a)	74,702	1,263,958

	Shares	Value
Hotels, Restaurants & Leisure - 11.6%
Norwegian Cruise Line Holdings Ltd.(a)	153,181	$3,419,000
Sportradar Group AG - Class A(a)(b)	185,321	4,405,080
Sweetgreen, Inc. - Class A(a)	142,596	963,949
		8,788,029
Interactive Media & Services - 4.2%
ZoomInfo Technologies, Inc.(a)	308,719	3,139,672
Leisure Products - 0.7%
Clarus Corp.	160,005	536,017
Machinery - 5.6%
Flowserve Corp.	17,187	1,192,434
RBC Bearings, Inc.(a)(g)	6,755	3,029,145
		4,221,579
Semiconductors & Semiconductor Equipment - 5.2%
Astera Labs, Inc.(a)	8,445	1,404,910
Universal Display Corp.	21,915	2,559,234
		3,964,144
Software - 16.3%
BILL Holdings, Inc.(a)(b)(g)	86,613	4,723,873
Confluent, Inc. - Class A(a)(b)	62,100	1,877,904
Gitlab, Inc. - Class A(a)	6,103	229,046
NCR Voyix Corp.(a)	535,356	5,460,631
		12,291,454
TOTAL COMMON STOCKS (Cost $61,713,321)		72,409,587
EXCHANGE TRADED FUNDS - 3.3%
State Street SPDR S&P Biotech ETF	20,583	2,509,685
TOTAL EXCHANGE TRADED FUNDS (Cost $1,796,838)		2,509,685

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.7%
Call Options - 0.7%(c)(d)
ADT, Inc.
Expiration: 02/20/2026; Exercise Price: $10.00	$269,538	334	1,670
Expiration: 05/15/2026; Exercise Price: $10.00	124,278	154	2,772
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $50.00(b)	932,634	171	89,775
Confluent, Inc., Expiration: 01/16/2026; Exercise Price: $21.00(b)	1,037,232	343	322,420
Fluor Corp., Expiration: 03/20/2026; Exercise Price: $50.00(b)	1,006,602	254	19,050

The accompanying notes are an integral part of these financial statements.

7

Baird Equity Opportunity Fund
Schedule of Investments
December 31, 2025 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - (Continued)
Call Options - (Continued)
Global Payments, Inc., Expiration: 05/15/2026; Exercise Price: $100.00	$1,695,060	219	$43,800
Sportradar Group AG, Expiration: 02/20/2026; Exercise Price: $25.00(b)	599,004	252	26,460
Total Call Options			505,947
Put Options - 0.0%(c)(d)(e)
Globalstar, Inc.
Expiration: 01/16/2026; Exercise Price: $55.00(b)	207,536	34	4,250
Expiration: 01/16/2026; Exercise Price: $60.00(b)	207,536	34	11,220
Total Put Options			15,470
TOTAL PURCHASED OPTIONS (Cost $327,204)			521,417
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class U, 3.69%(f)		382,308	382,308
TOTAL MONEY MARKET FUNDS (Cost $382,308)			382,308
TOTAL INVESTMENTS - 100.4% (Cost $64,219,671)			$75,822,997
Liabilities in Excess of Other Assets - (0.4)%			(271,295)
TOTAL NET ASSETS - 100.0%			$75,551,702

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2025 was $4,732,825 which represents 6.3% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Baird Equity Opportunity Fund
Schedule of Written Options
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%(a)(b)
Call Options - (0.1)%
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $65.00	$(932,634)	(171)	$(2,565)
Fluor Corp., Expiration: 03/20/2026; Exercise Price: $60.00	(673,710)	(170)	(4,250)
Globalstar, Inc., Expiration: 01/16/2026; Exercise Price: $80.00	(250,264)	(41)	(1,845)
HealthEquity, Inc., Expiration: 03/20/2026; Exercise Price: $100.00	(467,211)	(51)	(15,810)
Total Call Options			(24,470)
Put Options - (0.1)%
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $32.50	(185,436)	(34)	(1,190)
Confluent, Inc., Expiration: 01/16/2026; Exercise Price: $13.00	(1,037,232)	(343)	(1,029)
Fluor Corp., Expiration: 03/20/2026; Exercise Price: $40.00	(1,006,602)	(254)	(88,900)
Sportradar Group AG, Expiration: 02/20/2026; Exercise Price: $20.00	(401,713)	(169)	(5,070)
Total Put Options			(96,189)
TOTAL WRITTEN OPTIONS (Premiums received $244,964)			$(120,659)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

9

Baird Equity Opportunity Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Equity Opportunity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$72,409,587	$—	$—	$72,409,587
Exchange Traded Funds	2,509,685	—	—	2,509,685
Purchased Options	521,417	—	—	521,417
Money Market Funds	382,308	—	—	382,308
Total Investments	$75,822,997	$—	$—	$75,822,997
Liabilities:
Investments:
Written Options	$(120,659)	$—	$—	$(120,659)
Total Investments	$(120,659)	$—	$—	$(120,659)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements.
The accompanying notes are an integral part of these financial statements.

10

Baird Chautauqua International Growth Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 96.5%
Canada - 10.6%
Ground Transportation - 2.6%
Canadian Pacific Kansas City Ltd.	539,062	$39,691,135
Independent Power and Renewable Electricity Producers - 3.1%
Brookfield Renewable Corp.	1,245,635	47,757,646
Insurance - 1.5%
Fairfax Financial Holdings Ltd.	12,644	24,097,711
Software - 3.4%
Constellation Software, Inc.	21,997	52,909,472
Total Canada		164,455,964
China - 11.7%
Broadline Retail - 7.1%
Alibaba Group Holding Ltd. - ADR	337,899	49,529,235
Prosus NV	980,722	60,725,234
		110,254,469
Life Sciences Tools & Services - 2.0%
Wuxi Biologics Cayman, Inc.(a)(b)	7,898,141	31,938,614
Real Estate Management & Development - 2.6%
KE Holdings, Inc. - ADR	2,560,337	40,350,911
Total China		182,543,994
Denmark - 9.0%
Biotechnology - 3.6%
Genmab AS(a)	181,217	56,174,386
Health Care Equipment & Supplies - 2.1%
Coloplast AS - Class B	384,165	32,936,486
Pharmaceuticals - 3.3%
Novo Nordisk AS - ADR	1,015,821	51,684,973
Total Denmark		140,795,845
France - 4.2%
Aerospace & Defense - 4.2%
Safran SA	187,275	65,231,003
India - 6.8%
Banks - 3.6%
HDFC Bank Ltd. - ADR	1,514,477	55,338,990
IT Services - 3.2%
Tata Consultancy Services Ltd.	1,392,960	49,769,326
Total India		105,108,316
Indonesia - 2.1%
Banks - 2.1%
Bank Rakyat Indonesia Persero Tbk PT	146,942,096	32,181,335

	Shares	Value
Italy - 3.1%
Passenger Airlines - 3.1%
Ryanair Holdings PLC - ADR	667,843	$48,211,586
Japan - 13.6%
Automobiles - 4.0%
Suzuki Motor Corp.	4,122,052	61,647,224
Electronic Equipment, Instruments & Components - 3.0%
Keyence Corp.	127,902	46,265,351
Machinery - 3.1%
FANUC Corp.	1,263,255	49,160,523
Professional Services - 3.5%
Recruit Holdings Co. Ltd.	970,486	54,533,143
Total Japan		211,606,241
Netherlands - 7.1%
Financial Services - 3.7%
Adyen NV(a)(b)	35,687	57,547,889
Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding NV	49,594	53,058,637
Total Netherlands		110,606,526
Singapore - 7.1%
Banks - 4.2%
DBS Group Holdings Ltd.	1,482,080	64,922,002
Broadline Retail - 2.9%
Sea Ltd. - ADR(a)	360,512	45,990,516
Total Singapore		110,912,518
Switzerland - 4.0%
Pharmaceuticals - 1.0%
Galderma Group AG	74,869	15,245,789
Software - 3.0%
Temenos AG	473,054	47,046,102
Total Switzerland		62,291,891
Taiwan, Province Of China - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	257,572	78,273,555
United States - 12.2%
Biotechnology - 3.5%
BeOne Medicines Ltd. - ADR(a)	177,214	53,839,385
Commercial Services & Supplies - 4.1%
Waste Connections, Inc.	364,541	63,925,910

The accompanying notes are an integral part of these financial statements.

11

Baird Chautauqua International Growth Fund
Schedule of Investments
December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Software - 2.5%
Atlassian Corp. - Class A(a)	238,479	$38,666,985
Textiles, Apparel & Luxury Goods - 2.1%
Lululemon Athletica, Inc.(a)	159,141	33,071,091
Total United States		189,503,371
TOTAL COMMON STOCKS (Cost $1,114,990,521)		1,501,722,145
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%
First American Government Obligations Fund - Class U, 3.69%(e)	44,641,669	44,641,669
TOTAL MONEY MARKET FUNDS (Cost $44,641,669)		44,641,669
TOTAL INVESTMENTS - 99.4% (Cost $1,159,632,190)		$1,546,363,814
Other Assets in Excess of Liabilities - 0.6%		9,447,768
TOTAL NET ASSETS - 100.0%		$1,555,811,582

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $89,486,503 or 5.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Baird Chautauqua International Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Chautauqua International Growth Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$776,397,738	$725,324,407	$—	$1,501,722,145
Warrants	—	—	—(a)	—(a)
Money Market Funds	44,641,669	—	—	44,641,669
Total Investments	$821,039,407	$725,324,407	$—(a)	$1,546,363,814

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

13

Baird Chautauqua Global Growth Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.7%
Canada - 8.0%
Ground Transportation - 1.8%
Canadian Pacific Kansas City Ltd.	108,869	$8,016,025
Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Corp.	253,432	9,716,583
Insurance - 1.2%
Fairfax Financial Holdings Ltd.	2,947	5,616,573
Software - 2.8%
Constellation Software, Inc.	5,308	12,767,354
Total Canada		36,116,535
China - 8.0%
Broadline Retail - 4.7%
Alibaba Group Holding Ltd. - ADR	62,820	9,208,155
Prosus NV	195,220	12,087,809
		21,295,964
Life Sciences Tools & Services - 1.5%
Wuxi Biologics Cayman, Inc.(a)(b)	1,650,081	6,672,621
Real Estate Management & Development - 1.8%
KE Holdings, Inc. - ADR	509,434	8,028,680
Total China		35,997,265
Denmark - 6.3%
Biotechnology - 2.6%
Genmab AS(a)	37,750	11,701,899
Health Care Equipment & Supplies - 1.4%
Coloplast AS - Class B	71,445	6,125,356
Pharmaceuticals - 2.3%
Novo Nordisk AS - ADR	207,108	10,537,655
Total Denmark		28,364,910
France - 3.2%
Aerospace & Defense - 3.2%
Safran SA	41,795	14,557,895
India - 4.5%
Banks - 2.6%
HDFC Bank Ltd. - ADR	315,560	11,530,562
IT Services - 1.9%
Tata Consultancy Services Ltd.	244,648	8,741,074
Total India		20,271,636
Indonesia - 1.5%
Banks - 1.5%
Bank Rakyat Indonesia Persero Tbk PT	31,640,894	6,929,575

	Shares	Value
Italy - 2.2%
Passenger Airlines - 2.2%
Ryanair Holdings PLC - ADR	138,070	$9,967,273
Japan - 9.0%
Automobiles - 2.7%
Suzuki Motor Corp.	810,560	12,122,306
Electronic Equipment, Instruments & Components - 1.7%
Keyence Corp.	20,813	7,528,582
Machinery - 2.0%
FANUC Corp.	237,784	9,253,544
Professional Services - 2.6%
Recruit Holdings Co. Ltd.	211,763	11,899,298
Total Japan		40,803,730
Netherlands - 5.5%
Financial Services - 2.7%
Adyen NV(a)(b)	7,614	12,278,130
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV	11,970	12,806,224
Total Netherlands		25,084,354
Singapore - 4.9%
Banks - 2.7%
DBS Group Holdings Ltd.	280,870	12,303,413
Broadline Retail - 2.2%
Sea Ltd. - ADR(a)	77,821	9,927,625
Total Singapore		22,231,038
Switzerland - 2.3%
Pharmaceuticals - 1.0%
Galderma Group AG	21,809	4,441,029
Software - 1.3%
Temenos AG	59,549	5,922,259
Total Switzerland		10,363,288
Taiwan, Province Of China - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,356	12,871,565
United States - 39.5%(c)
Biotechnology - 8.0%
BeOne Medicines Ltd. - ADR(a)	39,657	12,048,193
Incyte Corp.(a)	137,719	13,602,506
Regeneron Pharmaceuticals, Inc.	13,568	10,472,732
		36,123,431

The accompanying notes are an integral part of these financial statements.

14

Baird Chautauqua Global Growth Fund
Schedule of Investments
December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Broadline Retail - 3.3%
Amazon.com, Inc.(a)	64,705	$14,935,208
Capital Markets - 2.9%
Charles Schwab Corp.	131,272	13,115,385
Commercial Services & Supplies - 3.3%
Waste Connections, Inc.	84,183	14,762,331
Financial Services - 3.5%
Mastercard, Inc. - Class A	27,784	15,861,330
Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A	62,969	19,709,297
Semiconductors & Semiconductor Equipment - 7.9%
Micron Technology, Inc.	76,178	21,741,963
NVIDIA Corp.	48,124	8,975,126
Universal Display Corp.	44,332	5,177,091
		35,894,180
Software - 1.7%
Atlassian Corp. - Class A(a)	48,836	7,918,269
Specialty Retail - 2.8%
TJX Cos., Inc.	82,807	12,719,983
Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc.(a)	37,733	7,841,295
Total United States		178,880,709
TOTAL COMMON STOCKS (Cost $291,028,079)		442,439,773
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class U, 3.69%(f)	9,831,791	$9,831,791
TOTAL MONEY MARKET FUNDS (Cost $9,831,791)		9,831,791
TOTAL INVESTMENTS - 99.9% (Cost $300,859,870)		$452,271,564
Other Assets in Excess of Liabilities - 0.1%		439,289
TOTAL NET ASSETS - 100.0%		$452,710,853

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $18,950,751 or 4.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Baird Chautauqua Global Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2025
Baird Chautauqua Global Growth Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$299,874,983	$142,564,790	$—	$442,439,773
Warrants	—	—	—(a)	—(a)
Money Market Funds	9,831,791	—	—	9,831,791
Total Investments	$309,706,774	$142,564,790	$—(a)	$452,271,564

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

16

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2025

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
ASSETS:
Investments, at value (cost $672,891,026, $89,185,982 and $64,219,671, respectively)	$ 916,010,261	$99,431,708	$ 75,822,997
Dividends receivable	341,035	21,446	18,919
Receivable for investments sold	—	—	76,300
Receivable for Fund shares sold	197,230	37,377	1,979
Uninvested Cash	—	—	654
Prepaid expenses and other assets	15,013	4,549	10,706
Total assets	916,563,539	99,495,080	75,931,555
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $244,964, respectively)	—	—	120,659
Payable for investments purchased	—	—	79,129
Payable for Fund shares redeemed	5,224,820	166,024	—
Payable to Advisor, net (Note 5)	1,299,877	100,921	108,196
Payable to Directors	24,632	24,632	24,632
Accrued fund accounting and administration fees	23,180	9,176	8,363
Accrued shareholder servicing fees	91,526	7,788	7,455
Accrued professional fees	19,072	19,072	20,072
Accrued custody fees	3,235	1,219	3,393
Accrued interest expense (Note 6)	—	—	110
Accrued Rule 12b-1 fees (Note 7)	61,135	678	479
Accrued expenses and other liabilities	31,740	2,866	7,365
Total liabilities	6,779,217	332,376	379,853
NET ASSETS	$909,784,322	$99,162,704	$ 75,551,702
NET ASSETS CONSIST OF:
Paid-in capital	$630,889,590	$106,129,579	$65,677,589
Total distributable earnings (accumulated deficit)	$278,894,732	$(6,966,875)	$9,874,113
NET ASSETS	$909,784,322	$99,162,704	$ 75,551,702
INSTITUTIONAL CLASS SHARES
Net Assets	$ 824,306,679	$99,035,480	$ 75,548,434
Shares outstanding ($0.01 par value, unlimited shares authorized)	43,332,200	6,288,189	5,089,204
Net asset value, offering and redemption price per share	$19.02	$15.75	$14.84
INVESTOR CLASS SHARES
Net Assets	$85,477,643	$127,224	$3,268
Shares outstanding ($0.01 par value, unlimited shares authorized)	5,058,894	8,250	223
Net asset value, offering and redemption price per share	$16.90	$15.42	$14.66

The accompanying notes are an integral part of these financial statements.

17

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2025 (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
ASSETS:
Investments, at value (cost $1,159,632,190 and $300,859,870, respectively)	$1,546,363,814	$452,271,564
Foreign currency, at value (cost $627,661 and $674,310, respectively)	629,885	673,270
Dividends receivable	2,437,604	513,302
Receivable for Fund shares sold	8,665,988	23,388
Prepaid expenses and other assets	25,060	2,843
Total assets	1,558,122,352	453,484,367
LIABILITIES:
Payable for Fund shares redeemed	197,485	95,718
Payable to Advisor, net (Note 5)	1,851,359	531,698
Payable to Directors	24,632	24,632
Accrued fund accounting and administration fees	26,027	14,147
Accrued shareholder servicing fees	77,186	15,854
Accrued professional fees	21,172	21,172
Accrued custody fees	27,288	6,651
Accrued Rule 12b-1 fees (Note 7)	9,496	1,029
Deferred tax	—	43,877
Accrued expenses and other liabilities	76,125	18,736
Total liabilities	2,310,770	773,514
NET ASSETS	$1,555,811,582	$452,710,853
NET ASSETS CONSIST OF:
Paid-in capital	$1,167,478,711	$297,465,201
Total distributable earnings	$388,332,871	$155,245,652
NET ASSETS	$1,555,811,582	$452,710,853
INSTITUTIONAL CLASS SHARES
Net Assets	$1,539,438,469	$451,616,784
Shares outstanding ($0.01 par value, unlimited shares authorized)	69,474,553	16,122,530
Net asset value, offering and redemption price per share	$22.16	$28.01
INVESTOR CLASS SHARES
Net Assets	$16,373,113	$1,094,069
Shares outstanding ($0.01 par value, unlimited shares authorized)	743,350	39,531
Net asset value, offering and redemption price per share	$22.03	$27.68

The accompanying notes are an integral part of these financial statements.

18

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2025

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $0, $0, and $1,028, respectively) (Note 4)	$9,387,244	$925,503	$258,545
Total investment income	9,387,244	925,503	258,545
EXPENSES:
Investment advisory fees (Note 5)	10,616,661	1,118,166	945,846
Shareholder servicing fees	577,734	33,662	24,738
Directors fees	93,705	93,705	93,705
Fund accounting and administration fees	105,579	44,160	40,084
Federal and state registration fees	72,506	46,262	48,022
Professional fees	36,500	34,459	37,304
Reports to shareholders	67,392	7,507	9,146
Custody fees	17,579	5,402	24,733
Interest expense (Note 6)	—	—	110
Miscellaneous expenses	2,460	544	4,598
Rule 12b-1 fees - Investor Class Shares (Note 7)	294,376	727	7
Total expenses	11,884,492	1,384,594	1,228,293
Fee waiver by Advisor (Note 5)	—	(116,612)	(282,331)
Net expenses	11,884,492	1,267,982	945,962
NET INVESTMENT LOSS	(2,497,248)	(342,479)	(687,417)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	193,216,848	6,093,659	6,875,062
Written option contracts	—	—	493,416
Foreign currency transactions	—	—	(70)
Net change in unrealized appreciation/depreciation on:
Investments	(327,501,006)	(21,546,522)	(4,406,721)
Written option contracts	—	—	13,258
Net realized and unrealized gain (loss) on investments and foreign currency translation	(134,284,158)	(15,452,863)	2,974,945
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (136,781,406)	$ (15,795,342)	$2,287,528

The accompanying notes are an integral part of these financial statements.

19

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2025 (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $2,733,766 and $594,180, respectively) (Note 4)	$19,287,224	$4,768,912
Total investment income	19,287,224	4,768,912
EXPENSES:
Investment advisory fees (Note 5)	10,037,969	3,071,334
Shareholder servicing fees	368,121	59,627
Custody fees	164,578	41,996
Directors fees	93,705	93,705
Federal and state registration fees	122,345	53,252
Fund accounting and administration fees	104,815	62,450
Professional fees	36,559	36,558
Reports to shareholders	41,310	10,079
Miscellaneous expenses	17,653	17,210
Rule 12b-1 fees - Investor Class Shares (Note 7)	40,898	2,531
Total expenses	11,027,953	3,448,742
Fee waiver by Advisor (Note 5)	(279,887)	(170,121)
Net expenses	10,748,066	3,278,621
NET INVESTMENT INCOME	8,539,158	1,490,291
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments (net of foreign taxes paid of $0 and $1,124, respectively)	52,608,645	18,570,419
Foreign currency transactions	(278,244)	(60,427)
Net change in unrealized appreciation/depreciation on:
Investments	164,281,169	63,227,370
Deferred tax	2,173,013	533,103
Foreign currency translation	65,056	21,526
Net realized and unrealized gain on investments and foreign currency translation	218,849,639	82,291,991
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 227,388,797	$83,782,282

The accompanying notes are an integral part of these financial statements.

20

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment loss	$(2,497,248)	$(2,306,714)	$ (342,479)	$(451,236)
Net realized gain on investments	193,216,848	129,402,428	6,093,659	7,439,860
Net change in unrealized appreciation/ depreciation on investments	(327,501,006)	(147,596,140)	(21,546,522)	6,350,905
Net increase (decrease) in net assets resulting from operations	(136,781,406)	(20,500,426)	(15,795,342)	13,339,529
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,597,353	311,632,653	13,067,080	28,268,574
Shares issued to holders in reinvestment of distributions	96,966,512	71,817,023	—	—
Cost of shares redeemed	(1,103,639,750)	(838,796,759)	(86,897,400)	(29,504,116)
Net decrease in net assets resulting from capital share transactions	(820,075,885)	(455,347,083)	(73,830,320)	(1,235,542)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(96,039,173)	(74,505,176)	—	—
Investor Class	(10,552,390)	(5,827,772)	—	—
Total distributions to shareholders	(106,591,563)	(80,332,948)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,063,448,854)	(556,180,457)	(89,625,662)	12,103,987
NET ASSETS:
Beginning of year	1,973,233,176	2,529,413,633	188,788,366	176,684,379
End of year	$909,784,322	$ 1,973,233,176	$99,162,704	$ 188,788,366

The accompanying notes are an integral part of these financial statements.

21

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Equity Opportunity Fund
	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment loss	$(687,417)	$(564,321)
Net realized gain on investments, written option contracts, and foreign currency transactions	7,368,408	5,918,016
Net change in unrealized appreciation/depreciation on investments and written option contracts	(4,393,463)	9,374,826
Net increase in net assets resulting from operations	2,287,528	14,728,521
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,408,970	8,521,629
Shares issued to holders in reinvestment of distributions	9,065,313	848,751
Cost of shares redeemed	(14,251,470)	(7,336,847)
Net increase in net assets resulting from capital share transactions	6,222,813	2,033,533
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(9,109,940)	(854,131)
Investor Class	(388)	(36)
Total distributions to shareholders	(9,110,328)	(854,167)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(599,987)	15,907,887
NET ASSETS:
Beginning of year	76,151,689	60,243,802
End of year	$75,551,702	$76,151,689

The accompanying notes are an integral part of these financial statements.

22

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$8,539,158	$6,355,097	$1,490,291	$1,364,157
Net realized gain (loss) on investments and foreign currency transactions	52,330,401	(9,737,542)	18,509,992	8,581,211
Net change in unrealized appreciation/ depreciation on investments, deferred tax, and foreign currency translation	166,519,238	106,610,033	63,781,999	42,761,364
Net increase in net assets resulting from operations	227,388,797	103,227,588	83,782,282	52,706,732
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	512,940,912	241,983,488	38,121,900	24,997,741
Shares issued to holders in reinvestment of distributions	25,896,252	5,483,381	13,472,351	6,280,277
Cost of shares redeemed	(198,080,089)	(152,035,871)	(36,287,128)	(29,039,911)
Net increase in net assets resulting from capital share transactions	340,757,075	95,430,998	15,307,123	2,238,107
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(28,556,796)	(6,149,447)	(14,184,804)	(6,593,481)
Investor Class	(230,837)	(62,531)	(31,323)	(16,689)
Total distributions to shareholders	(28,787,633)	(6,211,978)	(14,216,127)	(6,610,170)
TOTAL INCREASE IN NET ASSETS	539,358,239	192,446,608	84,873,278	48,334,669
NET ASSETS:
Beginning of year	1,016,453,343	824,006,735	367,837,575	319,502,906
End of year	$1,555,811,582	$1,016,453,343	$452,710,853	$367,837,575

The accompanying notes are an integral part of these financial statements.

23

Baird Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 23.55	$24.69	$21.01	$29.50	$28.17
Income from investment operations:
Net investment loss(1)	(0.03)	(0.02)	(0.01)	(0.07)	(0.15)
Net realized and unrealized gains (losses) on investments	(2.15)	(0.15)	4.24	(8.08)	6.30
Total from investment operations	(2.18)	(0.17)	4.23	(8.15)	6.15
Less distributions:
Distributions from net realized gains	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Total distributions	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Net asset value, end of year	$ 19.02	$23.55	$24.69	$21.01	$29.50
Total return	(9.36)%	(0.90)%	20.17%	(27.64)%	22.51%
Supplemental data and ratios:
Net assets, end of year (millions)	$ 824.3	$ 1,840.7	$ 2,351.4	$ 1,762.8	$ 2,334.3
Ratio of expenses to average net assets	0.82%	0.81%	0.81%	0.81%	0.80%
Ratio of net investment loss to average net assets	(0.16)%	(0.08)%	(0.04)%	(0.29)%	(0.49)%
Portfolio turnover rate(2)	63%	40%	42%	26%	31%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

24

Baird Mid Cap Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 21.25	$22.43	$19.18	$27.04	$26.22
Income from investment operations:
Net investment loss(1)	(0.08)	(0.07)	(0.06)	(0.11)	(0.21)
Net realized and unrealized gains (losses) on investments	(1.92)	(0.14)	3.86	(7.41)	5.85
Total from investment operations	(2.00)	(0.21)	3.80	(7.52)	5.64
Less distributions:
Distributions from net realized gains	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Total distributions	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Net asset value, end of year	$ 16.90	$21.25	$22.43	$19.18	$27.04
Total return	(9.53)%	(1.17)%	19.86%	(27.82)%	22.25%
Supplemental data and ratios:
Net assets, end of year (millions)	$85.5	$132.6	$178.0	$153.6	$233.7
Ratio of expenses to average net assets	1.07%	1.06%	1.06%	1.06%	1.05%
Ratio of net investment loss to average net assets	(0.41)%	(0.33)%	(0.29)%	(0.54)%	(0.74)%
Portfolio turnover rate(2)	63%	40%	42%	26%	31%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

25

Baird Small/Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 17.26	$16.00	$14.43	$19.94	$17.39
Income from investment operations:
Net investment loss(1)	(0.04)	(0.04)	(0.03)	(0.05)	(0.12)
Net realized and unrealized gains (losses) on investments	(1.47)	1.30	1.60	(5.36)	3.29
Total from investment operations	(1.51)	1.26	1.57	(5.41)	3.17
Less distributions:
Distributions from net realized gains	—	—	—	(0.10)	(0.62)
Total distributions	—	—	—	(0.10)	(0.62)
Net asset value, end of year	$ 15.75	$17.26	$16.00	$14.43	$19.94
Total return	(8.75)%	7.88%	10.88%	(27.14)%	18.42%
Supplemental data and ratios:
Net assets, end of year (millions)	$99.0	$188.2	$175.9	$147.1	$164.3
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.93%	0.93%	0.92%	0.98%	1.00%
Ratio of net investment loss to average net assets	(0.23)%	(0.24)%	(0.22)%	(0.33)%	(0.63)%
Ratio of net investment loss to average net assets (before waivers)	(0.31)%	(0.32)%	(0.29)%	(0.45)%	(0.78)%
Portfolio turnover rate(2)	58%	78%	48%	39%	50%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

26

Baird Small/Mid Cap Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 16.94	$15.75	$14.24	$19.72	$17.25
Income from investment operations:
Net investment loss(1)	(0.08)	(0.08)	(0.07)	(0.09)	(0.17)
Net realized and unrealized gains (losses) on investments	(1.44)	1.27	1.58	(5.29)	3.26
Total from investment operations	(1.52)	1.19	1.51	(5.38)	3.09
Less distributions:
Distributions from net realized gains	—	—	—	(0.10)	(0.62)
Total distributions	—	—	—	(0.10)	(0.62)
Net asset value, end of year	$ 15.42	$16.94	$15.75	$14.24	$19.72
Total return	(8.97)%	7.56%	10.60%	(27.29)%	18.10%
Supplemental data and ratios:
Net assets, end of year (thousands)	$127.2	$581.8	$826.0	$779.4	$863.7
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.18%	1.18%	1.17%	1.23%	1.25%
Ratio of net investment loss to average net assets	(0.48)%	(0.49)%	(0.47)%	(0.58)%	(0.88)%
Ratio of net investment loss to average net assets (before waivers)	(0.56)%	(0.57)%	(0.54)%	(0.70)%	(1.03)%
Portfolio turnover rate(2)	58%	78%	48%	39%	50%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

27

Baird Equity Opportunity Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 16.35	$13.33	$11.72	$17.68	$15.56
Income from investment operations:
Net investment income (loss)(1)	(0.14)	(0.12)	0.00(2)	(0.09)	0.14
Net realized and unrealized gains (losses) on investments, written option contracts, and foreign currency translation	0.60	3.32	1.61	(1.95)	2.82
Total from investment operations	0.46	3.20	1.61	(2.04)	2.96
Less distributions:
Distributions from net investment income	—	(0.00) (2)	(0.00) (2)	—	(0.17)
Distributions from net realized gains	(1.97)	(0.18)	—	(3.92)	(0.67)
Total distributions	(1.97)	(0.18)	(0.00) (2)	(3.92)	(0.84)
Net asset value, end of year	$ 14.84	$16.35	$13.33	$11.72	$17.68
Total return	2.79%	24.01%	13.75%	(11.56)%	19.40%
Supplemental data and ratios:
Net assets, end of year (millions)	$75.5	$76.1	$60.2	$57.8	$61.0
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25%	0.98%(3)
Ratio of expenses to average net assets (before waivers)	1.62%	1.73%	1.70%	1.73%	1.53%
Ratio of net investment income (loss) to average net assets	(0.91)%	(0.87)%	0.02%	(0.55)%	0.82%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.28)%	(1.34)%	(0.43)%	(1.02)%	0.27%
Portfolio turnover rate(5)	69%	76%	67%	72%	67%(4)

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(4)
The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

28

Baird Equity Opportunity Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 16.19	$13.23	$11.65	$17.65	$15.52
Income from investment operations:
Net investment income (loss)(1)	(0.18)	(0.16)	(0.03)	(0.13)	0.10
Net realized and unrealized gains (losses) on investments, written option contracts, and foreign currency translation	0.62	3.30	1.61	(1.95)	2.83
Total from investment operations	0.44	3.14	1.58	(2.08)	2.93
Less distributions:
Distributions from net investment income	—	(0.00) (2)	—	—	(0.13)
Distributions from net realized gains	(1.97)	(0.18)	—	(3.92)	(0.67)
Total distributions	(1.97)	(0.18)	—	(3.92)	(0.80)
Net asset value, end of year	$ 14.66	$16.19	$13.23	$11.65	$17.65
Total return	2.69%	23.72%	13.56%	(11.77)%	19.16%
Supplemental data and ratios:
Net assets, end of year (thousands)	$3.3	$3.2	$2.6	$2.3	$2.6
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.23%(3)
Ratio of expenses to average net assets (before waivers)	1.87%	1.98%	1.95%	1.98%	1.78%
Ratio of net investment income (loss) to average net assets	(1.16)%	(1.12)%	(0.23)%	(0.80)%	0.57%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.53)%	(1.59)%	(0.68)%	(1.27)%	0.02%
Portfolio turnover rate(5)	69%	76%	67%	72%	67%(4)

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(4)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

29

Baird Chautauqua International Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$18.90	$17.04	$15.19	$18.65	$17.51
Income from investment operations:
Net investment income(1)	0.14	0.12	0.13	0.06	0.04
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.54	1.86	1.76	(3.38)	1.19
Total from investment operations	3.68	1.98	1.89	(3.32)	1.23
Less distributions:
Distributions from net investment income	(0.18)	(0.12)	(0.04)	(0.03)	(0.09)
Distributions from net realized gains	(0.24)	—	—	(0.11)	—
Total distributions	(0.42)	(0.12)	(0.04)	(0.14)	(0.09)
Paid in capital from redemption fees(2)	—	—	—	—	0.00(3)
Net asset value, end of year	$22.16	$18.90	$17.04	$15.19	$18.65
Total return	19.47%	11.59%	12.41%	(17.84)%	6.90%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,539.4	$1,002.2	$808.4	$479.1	$468.2
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.82%	0.84%	0.86%	0.87%	0.86%
Ratio of net investment income to average net assets	0.64%	0.67%	0.78%	0.37%	0.20%
Ratio of net investment income to average net assets (before waivers)	0.62%	0.62%	0.73%	0.31%	0.14%
Portfolio turnover rate(4)	17%	18%	12%	23%	14%

(1)	Calculated using average shares outstanding during the year.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

30

Baird Chautauqua International Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$18.75	$16.92	$15.11	$18.58	$17.48
Income from investment operations:
Net investment income (loss)(1)	0.08	0.08	0.09	0.02	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.51	1.83	1.75	(3.37)	1.20
Total from investment operations	3.59	1.91	1.84	(3.35)	1.19
Less distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.03)	(0.01)	(0.09)
Distributions from net realized gains	(0.24)	—	—	(0.11)	—
Total distributions	(0.31)	(0.08)	(0.03)	(0.12)	(0.09)
Paid in capital from redemption fees(2)	—	—	—	—	0.00(3)
Net asset value, end of year	$22.03	$18.75	$16.92	$15.11	$18.58
Total return	19.17%	11.30%	12.15%	(18.03)%	6.62%
Supplemental data and ratios:
Net assets, end of year (thousands)	$16,373.1	$14,297.0	$15,656.4	$13,993.5	$608.0
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.07%	1.09%	1.11%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	0.39%	0.42%	0.53%	0.12%	(0.05)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.37%	0.37%	0.48%	0.06%	(0.11)%
Portfolio turnover rate(4)	17%	18%	12%	23%	14%

(1)	Calculated using average shares outstanding during the year.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

31

Baird Chautauqua Global Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$ 23.63	$20.67	$17.84	$22.36	$19.85
Income from investment operations:
Net investment income(1)	0.09	0.09	0.11	0.04	0.00(2)
Net realized and unrealized gains (losses) on investments and foreign currency translation	5.19	3.30	2.81	(4.54)	2.59
Total from investment operations	5.28	3.39	2.92	(4.50)	2.59
Less distributions:
Distributions from net investment income	(0.09)	(0.07)	(0.09)	—	(0.08)
Distributions from net realized gains	(0.81)	(0.36)	—	(0.02)	—
Total distributions	(0.90)	(0.43)	(0.09)	(0.02)	(0.08)
Paid in capital from redemption fees(3)	—	—	—	—	0.00(2)
Net asset value, end of year	$ 28.01	$23.63	$20.67	$17.84	$22.36
Total return	22.40%	16.32%	16.34%	(20.11)%	12.93%
Supplemental data and ratios:
Net assets, end of year (millions)	$451.6	$366.8	$318.5	$264.9	$314.7
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.84%	0.86%	0.88%	0.92%	0.92%
Ratio of net investment income to average net assets	0.36%	0.38%	0.54%	0.20%	0.01%
Ratio of net investment income (loss) to average net assets (before waivers)	0.32%	0.32%	0.46%	0.09%	(0.11)%
Portfolio turnover rate(4)	16%	15%	14%	12%	13%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

32

Baird Chautauqua Global Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data:
Net asset value, beginning of year	$23.34	$20.44	$17.65	$22.18	$19.74
Income from investment operations:
Net investment income (loss)(1)	0.03	0.03	0.06	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currency translation	5.12	3.27	2.77	(4.50)	2.57
Total from investment operations	5.15	3.30	2.83	(4.51)	2.52
Less distributions:
Distributions from net investment income	—	(0.04)	(0.04)	—	(0.08)
Distributions from net realized gains	(0.81)	(0.36)	—	(0.02)	—
Total distributions	(0.81)	(0.40)	(0.04)	(0.02)	(0.08)
Paid in capital from redemption fees(3)	—	—	—	—	0.00(2)
Net asset value, end of year	$27.68	$23.34	$20.44	$17.65	$22.18
Total return	22.12%	16.07%	16.01%	(20.32)%	12.64%
Supplemental data and ratios:
Net assets, end of year (thousands)	$1,094.1	$989.4	$1,037.9	$931.8	$1,590.1
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.09%	1.11%	1.13%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	0.11%	0.13%	0.29%	(0.05)%	(0.24)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.07%	0.07%	0.21%	(0.16)%	(0.36)%
Portfolio turnover rate(4)	16%	15%	14%	12%	13%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

33

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each, a “Fund,” and collectively, the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund .	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund .	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund .	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund .	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund .	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%. See Note 7.
The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.
The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.
The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and medium-capitalization companies.
The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.
The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned controlling ownership in Baird Equity Opportunity Fund and Baird Small/Mid Cap Growth Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When

34

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.
The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period.
Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. See Note 2(d) for additional information regarding financial derivative instruments.
The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities traded on a foreign exchange in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day. Occasionally, significant events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Foreign Securities – The Baird Mid Cap Growth Fund and Baird Small/Mid Cap Growth Fund may invest in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers, and ADRs that are traded on a major U.S. exchange. The Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, and Baird Chautauqua Global Growth Fund may invest in common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs of non-U.S. companies. Investing in securities of foreign companies and foreign governments involves special risks and

35

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Writing Put and Call Options
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

36

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
At December 31, 2025, the Baird Equity Opportunity Fund pledged securities with a fair value of $4,732,825 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.
e)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2025, or for any other tax years which are open for exam. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Company in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)
Securities Transactions and Investment Income – The Funds determine the gain or loss realized from investment transactions using the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest. Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

37

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
k)
Segment Reporting – Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

l)
New Regulatory and Accounting Pronouncements – The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.

3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal years:
Baird Mid Cap Growth Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,142,718	$158,448,027	11,882,999	$289,699,737
Shares issued to shareholders in reinvestment of distributions	4,516,898	86,679,273	2,657,298	66,113,574
Shares redeemed	(46,501,261)	(1,040,281,614)	(31,594,540)	(773,639,184)
Net decrease	(34,841,645)	$(795,154,314)	(17,054,243)	$(417,825,873)
Shares Outstanding:
Beginning of year	78,173,845		95,228,088
End of year	43,332,200		78,173,845

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,360,088	$28,149,326	975,630	$21,932,916
Shares issued to shareholders in reinvestment of distributions	603,357	10,287,239	253,938	5,703,449
Shares redeemed	(3,142,034)	(63,358,136)	(2,927,311)	(65,157,575)
Net decrease	(1,178,589)	$(24,921,571)	(1,697,743)	$(37,521,210)
Shares Outstanding:
Beginning of year	6,237,483		7,935,226
End of year	5,058,894		6,237,483
Total net decrease		$(820,075,885)		$(455,347,083)

38

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
Baird Small/Mid Cap Growth Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	811,789	$13,059,945	1,742,754	$28,256,174
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(5,428,674)	(86,483,617)	(1,831,236)	(29,209,149)
Net decrease	(4,616,885)	$(73,423,672)	(88,482)	$(952,975)
Shares Outstanding:
Beginning of year	10,905,074		10,993,556
End of year	6,288,189		10,905,074

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	454	$7,135	766	$12,400
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(26,540)	(413,783)	(18,890)	(294,967)
Net decrease	(26,086)	$(406,648)	(18,124)	$(282,567)
Shares Outstanding:
Beginning of year	34,336		52,460
End of year	8,250		34,336
Total net decrease		$(73,830,320)		$(1,235,542)

Baird Equity Opportunity Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	734,805	$11,408,970	608,423	$8,521,629
Shares issued to shareholders in reinvestment of distributions	608,384	9,064,925	50,362	848,715
Shares redeemed	(912,419)	(14,251,470)	(519,735)	(7,336,847)
Net increase	430,770	$6,222,425	139,050	$2,033,497
Shares Outstanding:
Beginning of year	4,658,434		4,519,384
End of year	5,089,204		4,658,434

39

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	26	388	3	36
Shares redeemed	—	—	—	—
Net increase	26	$388	3	$36
Shares Outstanding:
Beginning of year	197		194
End of year	223		197
Total net increase		$6,222,813		$2,033,533

Baird Chautauqua International Growth Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	24,535,597	$510,261,253	13,261,166	$240,354,905
Shares issued to shareholders in reinvestment of distributions	1,150,992	25,665,833	283,820	5,420,961
Shares redeemed	(9,234,092)	(194,639,223)	(7,962,485)	(147,422,328)
Net increase	16,452,497	$341,287,863	5,582,501	$98,353,538
Shares Outstanding:
Beginning of year	53,022,056		47,439,555
End of year	69,474,553		53,022,056

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	131,396	$2,679,659	88,556	$1,628,583
Shares issued to shareholders in reinvestment of distributions	10,442	230,419	3,294	62,420
Shares redeemed	(161,081)	(3,440,866)	(254,842)	(4,613,543)
Net decrease	(19,243)	$(530,788)	(162,992)	$(2,922,540)
Shares Outstanding:
Beginning of year	762,593		925,585
End of year	743,350		762,593
Total net increase		$340,757,075		$95,430,998

40

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
Baird Chautauqua Global Growth Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,494,904	$38,000,366	1,087,000	$24,866,962
Shares issued to shareholders in reinvestment of distributions	484,063	13,442,290	253,813	6,264,114
Shares redeemed	(1,379,645)	(36,067,920)	(1,227,474)	(28,708,652)
Net increase	599,322	$15,374,736	113,339	$2,422,424
Shares Outstanding:
Beginning of year	15,523,208		15,409,869
End of year	16,122,530		15,523,208

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,844	$121,534	5,580	$130,779
Shares issued to shareholders in reinvestment of distributions	1,101	30,061	662	16,163
Shares redeemed	(8,799)	(219,208)	(14,625)	(331,259)
Net decrease	(2,854)	$(67,613)	(8,383)	$(184,317)
Shares Outstanding:
Beginning of year	42,385		50,768
End of year	39,531		42,385
Total net increase		$15,307,123		$2,238,107

4. Investment Transactions and Income Tax Information
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Purchases	$870,426,839	$83,632,645	$ 50,821,127	$ 514,280,099	$ 65,637,228
Sales	1,785,531,938	155,033,008	51,108,434	221,908,843	64,952,565

The Funds did not purchase or sell U.S. Government securities during the year ended December 31, 2025.

41

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
As of December 31, 2025, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Cost of investments	$678,186,438	$89,795,119	$65,352,794	$1,177,989,346	$303,722,189
Gross unrealized appreciation	264,457,104	20,319,500	17,453,920	454,699,217	170,592,744
Gross unrealized depreciation	(26,633,281)	(10,682,911)	(6,983,717)	(86,324,749)	(22,087,246)
Net unrealized appreciation	237,823,823	9,636,589	10,470,203	368,374,468	148,505,498
Undistributed ordinary income	—	—	—	4,935,822	1,696,414
Undistributed long-term capital gains	41,070,909	—	—	14,978,389	5,035,529
Distributable earnings	41,070,909	—	—	19,914,211	6,731,943
Other accumulated gains (losses)	—	(16,603,464)	(596,090)	44,192	8,211
Total distributable earnings (accumulated deficit)	$278,894,732	$(6,966,875)	$9,874,113	$388,332,871	$155,245,652

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Mid Cap Growth Fund	$(78,652,935)	$78,652,935
Baird Small/Mid Cap Growth Fund	347,316	(347,316)
Baird Equity Opportunity Fund	(817,629)	817,629
Baird Chautauqua International Growth Fund	(858,973)	858,973
Baird Chautauqua Global Growth Fund	(659,816)	659,816

Distributions to Shareholders
Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

42

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
The tax components of distributions paid during the years shown below for the applicable Funds are as follows:

	Year Ended December 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$6,707,370	$99,884,193	$106,591,563
Baird Equity Opportunity Fund	3,429,204	5,681,124	9,110,328
Baird Chautauqua International Growth Fund	26,502,102	2,285,531	28,787,633
Baird Chautauqua Global Growth Fund	3,233,050	10,983,077	14,216,127

	Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$—	$80,332,948	$80,332,948
Baird Equity Opportunity Fund	195,277	658,890	854,167
Baird Chautauqua International Growth Fund	6,211,978	—	6,211,978
Baird Chautauqua Global Growth Fund	1,087,467	5,522,703	6,610,170

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2025.
At December 31, 2025, the following Fund deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Equity Opportunity Fund	$720,395

At December 31, 2025, accumulated capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$16,603,464	$ —	Indefinitely	N/A

During the year ended December 31, 2025, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$2,874,068	$3,139,371
Baird Chautauqua International Growth Fund	769,216	14,362,424

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services. In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund. Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

43

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreements are in effect through at least April 30, 2027 for all Funds.
To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund, the Baird Chautauqua Global Growth Fund. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2025	2024	2023
Subject to recovery on or before:	2028	2027	2026
Fund
Baird Small/Mid Cap Growth Fund	$116,612	$134,659	$115,155
Baird Chautauqua International Growth Fund	279,887	416,113	357,653
Baird Chautauqua Global Growth Fund	170,121	219,751	243,392

The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the Expense Cap/Reimbursement Agreement or under prior agreements. For the year ended December 31, 2025, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$282,331

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the year ended December 31, 2025.
Certain officers and employees of the Advisor are also officers and a director of the Funds.

44

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of December 31, 2025, the Prime Rate was 6.75%. The LOC matures on June 29, 2026, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
During the year ended December 31, 2025, the Funds borrowed from the LOC as follows:

Fund	Amount Borrowed	Interest Charges Accrued	Borrowing Rate
Baird Equity Opportunity Fund	$831,000	$ 110	4.75%

No other borrowings occurred for the Funds during the year ended December 31, 2025, nor were any other borrowings outstanding for the Funds under the LOC as of December 31, 2025.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the year ended December 31, 2025, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$294,376
Baird Small/Mid Cap Growth Fund	727
Baird Equity Opportunity Fund	7
Baird Chautauqua International Growth Fund	40,898
Baird Chautauqua Global Growth Fund	2,531

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

45

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2025 (Continued)
The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of December 31, 2025 as presented on the Fund’s Statement of Assets and Liabilities:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$521,417	$—
Written option contracts	Written option contracts, at value	—	120,659
Total Option Contracts		$521,417	$120,659

The following table presents the results of the derivatives trading and information related to volume for the year ended December 31, 2025. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)
Equity	$(612,544)	$268,894
Written option contracts
Equity	493,416	13,258
Total Option Contracts	$(119,128)	$282,152

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the year ended December 31, 2025 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts
Equity	$4,272,869	$3,790,229

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after December 31, 2025. There were no subsequent events since December 31, 2025, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

46

BAIRD FUNDS, INC.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
Baird Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of written options of Baird Equity Opportunity Fund and the schedules of investments of Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, and Baird Chautauqua Global Growth Fund (the “Funds”), each a series of Baird Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2026

47

BAIRD FUNDS, INC.
ADDITIONAL INFORMATION (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Baird Mid Cap Growth Fund	100.00%
Baird Equity Opportunity Fund	29.34%
Baird Chautauqua International Growth Fund	81.14%
Baird Chautauqua Global Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Baird Mid Cap Growth Fund	100.00%
Baird Equity Opportunity Fund	29.34%
Baird Chautauqua Global Growth Fund	20.45%

For the fiscal year ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Baird Mid Cap Growth Fund	100.00%
Baird Equity Opportunity Fund	100.00%
Baird Chautauqua International Growth Fund	53.10%
Baird Chautauqua Global Growth Fund	54.41%

48

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the two most recent fiscal years.
Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the year covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statements of Operations within Item 7.

49

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited)
Disclosure Regarding Approval of the Investment Advisory Agreements and Subadvisory Agreement for Baird Equity Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that investment advisory and subadvisory agreements be approved by the vote of a majority of the registered investment company’s Board of Directors (the “Board”), including a majority of the directors who are not “interested persons” within the meaning of the 1940 Act (the “Independent Directors”), cast in the manner required by the 1940 Act, and the rules and regulations thereunder. At an in-person meeting held August 22, 2025, the Board, including all of the Independent Directors, of Baird Funds, Inc. (the “Company”) approved the continuation of the investment advisory agreements between Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) and the Company on behalf of the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua Global Growth Fund and the Baird Chautauqua International Growth Fund (collectively, the “Funds” or the “Equity Funds”). The Board also approved the continuation of the subadvisory agreement between the Advisor and Greenhouse Funds LLLP (“Greenhouse”) with respect to the Baird Equity Opportunity Fund.
In connection with the consideration of the investment advisory and subadvisory agreements, the Board reviewed and discussed various information that had been provided prior to the meeting, including: copies of the investment advisory and subadvisory agreements and the Funds’ fee schedules; the expense cap agreements for the Equity Funds; a memorandum provided by legal counsel summarizing the guidelines relevant to the Board’s consideration of the investment advisory and subadvisory agreements; a memorandum and other information provided in response to a request from the Board by the Advisor (the “Advisor’s 15(c) Response”); a copy of the Advisor’s Form ADV Part 1A and the Form ADV brochure and brochure supplements for the Advisor and Greenhouse; organizational charts for the Advisor and Greenhouse; financial information for the Advisor, its parent company and Greenhouse; a profitability analysis; comparative information about the Funds’ performance for the applicable periods ended June 30, 2025; comparative information about management fees and expense ratios; composite performance information for similar accounts managed by the Advisor and performance information for an unregistered private fund managed by Greenhouse using a long-only equity strategy that has an investment objective, policies, and strategies substantially similar to those of the Baird Equity Opportunity Fund (the “Long-Only Fund”); trading and brokerage commission information; and information related to payments to financial intermediaries.
The Board reviewed the Advisor’s 15(c) Response with representatives of the Advisor and the Independent Directors met with legal counsel to the Independent Directors at a special meeting held on August 14, 2025. The Board also took into account knowledge gained over time through its experience with the Advisor and Greenhouse as well as information reviewed periodically throughout the year, including information about performance, asset flows and expenses; discussions with management about personnel, succession planning and services provided to the Funds and their shareholders; discussions with the Company’s Chief Compliance Officer about compliance matters and discussions with the Funds’ portfolio managers.
In considering the investment advisory and subadvisory agreements and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the investment advisory agreements for each Fund and the subadvisory agreement for the Equity Opportunity Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services Provided to the Funds
The Board considered the nature, extent and quality of the services provided by the Advisor to the Funds. The Board noted the Advisor’s focus on delivering competitive long-term investment results and in providing quality services to Fund shareholders. The Board considered the continuity and experience of the portfolio management teams employed to manage the investments of the Funds, noting that the Advisor provides supervision of Greenhouse’s portfolio management in the case of the Equity Opportunity Fund. The Board considered the depth and quality of the Advisor’s personnel who provide services to the Funds, including investment management, shareholder services, legal, compliance, information technology, cybersecurity, and accounting personnel. The Board also considered the Advisor’s continued investment in resources that benefit the Funds, including investments in personnel, systems, technology, and research. With respect to the Equity Opportunity Fund, the Board noted that the Advisor is responsible for overseeing Greenhouse as subadvisor to the Fund and also provides administrative, compliance and support services to the Fund.

50

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited) (Continued)
The Board considered the Advisor’s disciplined investment decision-making processes used for the applicable Funds. The Board noted that, for all Funds other than the Equity Opportunity Fund, Baird makes investment decisions, selects broker-dealers for the execution of portfolio transactions, votes proxies and provides other customary investment management services. The Board also considered other services that the Advisor provides the Funds in its capacity as their investment advisor, such as providing key personnel to serve as officers of the Company, ensuring adherence to the Funds’ investment policies and restrictions, compliance services, shareholder servicing, administering the Funds’ liquidity risk management program, administering the Funds’ cybersecurity program and business continuity plan, providing valuation services and fair value services as valuation designee to the Board, providing support services to the Board and the committees of the Board and overseeing the Funds’ other service providers. The Board considered the strength of the Advisor’s legal and compliance department and the qualifications of the Funds’ Chief Compliance Officer. The Board noted the effective operation of the Advisor’s risk management, valuation and liquidity risk management processes. With respect to the Equity Opportunity Fund, the Board considered the quality of Greenhouse’s subadvisory services to the Fund. The Board considered Greenhouse’s investment decision-making process used for the Fund, the experience and credentials of the Fund’s portfolio manager, and the investment management, trading, compliance, proxy voting, and other services provided by Greenhouse.
The Board concluded that the Advisor provides high quality services to the Funds and the nature, extent and quality of the services provided by the Advisor to each Fund were appropriate. The Board also concluded that the nature, extent, and quality of the services provided by Greenhouse to the Equity Opportunity Fund were appropriate.
Investment Performance of the Advisor, Greenhouse and the Funds
In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2025 regarding the performance of each class of the Fund for applicable one-year, three-year, five-year, ten-year and since-inception periods in comparison to its benchmark index and its peer group as determined by Lipper. The Board reviewed the composite investment performance of Baird Equity Asset Management with respect to accounts that are managed in the same strategy as the applicable Funds but did not consider it to be a material factor in the 15(c) process. The Board considered the performance of Greenhouse’s Long-Only Fund as compared to the Equity Opportunity Fund.
The Board considered the performance challenges experienced by the Baird Mid Cap Growth Fund and the Baird Small/Mid Cap Growth Fund and the Advisor’s commentary regarding the difficulties experienced by the Advisor’s high-quality style of investing during the recent momentum-driven market environment. The Board noted that the performance of the Institutional Class of the Mid Cap Growth Fund and the Small/Mid Cap Growth Fund trailed their respective benchmarks. The Board considered that the performance of the Institutional Class of the Mid Cap Growth Fund was in line with its Lipper peer group average for the since inception period but trailed its Lipper peer group average over other time periods. The Board considered that the Institutional Class of the Small/Mid Cap Growth Fund exceeded its Lipper peer group average for the since inception period but trailed its Lipper peer group average over other time periods. The Board considered the Advisor’s commentary regarding the performance headwinds and portfolio positioning that contributed to the Funds’ recent performance challenges and the steps being taken by the Advisor to address those challenges.
The Board noted that the Institutional Class of the Baird Chautauqua International Growth Fund outperformed its benchmark index over all time periods and the Baird Chautauqua Global Growth Fund outperformed its benchmark index for the since-inception period, but underperformed its index for the one-year, three-year and five-year periods. The Board considered that the Baird Chautauqua International Growth Fund outperformed its Lipper peer group average over all time periods and the Baird Chautauqua Global Growth Fund outperformed its Lipper peer group average for the five-year and since-inception periods but trailed its Lipper peer group average over the one-year and three-year periods.
The Board noted that the Institutional Class of the Equity Opportunity Fund outperformed its benchmark index for the one-year, three-year and five-year periods and underperformed its benchmark index for the ten-year and since-inception periods. The Board noted that the Institutional Class of the Equity Opportunity Fund outperformed its Lipper peer group average for the one-year, three-year, and five-year periods and underperformed its Lipper peer group average for the ten-year and since inception periods. The Board considered the Fund’s overall improved performance since Greenhouse became the Fund’s subadviser at the end of 2021.

51

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited) (Continued)
The Board also considered the quarterly portfolio commentaries and discussions with personnel of the Advisor and Greenhouse regarding the Funds’ performance and the investment strategies employed by the Advisor and Greenhouse, as applicable. The Board concluded that each Fund and its shareholders were likely to benefit from the continued management by the Advisor, and that the Equity Opportunity Fund and its shareholders were likely to benefit from the continued management by Greenhouse.
Advisory Fees and Expenses
The Board reviewed the fee and expense information for each of the Funds, including a comparison of each Fund’s advisory fee and total net expense ratio to industry data for all funds in the same Morningstar category (excluding ETFs and index funds). The Board noted that the advisory fees for the Mid Cap Growth Fund, the Small/Mid Cap Growth Fund and the Baird Chautauqua International Growth Fund are above the respective Morningstar category average and the advisory fee for the Baird Chautauqua Global Growth Fund is below its category average. The Board noted that the advisory fee of the Equity Opportunity Fund is above its Morningstar category average and considered the level of the subadvisory fee paid to Greenhouse as part of the Fund’s advisory fee. The Board also considered the portion of the advisory fee retained by the Advisor and the level of the subadvisory fee in light of the services provided by each of the Advisor and Greenhouse. The Board considered the Advisor’s analysis and commentary regarding the appropriateness of the advisory fee for each Fund.
The Board also considered the net expense ratio of each Fund, after fee waivers and expense reimbursements by the Advisor, relative to the respective Morningstar category. The Board noted that the net expense ratio of the Institutional Class of each of the Mid Cap Growth Fund, the Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund is below the respective Morningstar category average and the net expense ratio of the Institutional Class of the Equity Opportunity Fund is above its Morningstar category average.
The Board also considered management fees charged by the Advisor to other accounts managed in similar strategies, including separately managed accounts, subadvised funds and other pooled investment funds, but did not consider these comparisons to be a material factor given the Advisor’s greater level of responsibilities and additional services provided with respect to the Funds. The Board also considered the level of the subadvisory fee as compared to the fee payable by investors in Greenhouse’s Long-Only Fund as well as Greenhouse’s commentary regarding additional services it provides to the Fund.
The Board concluded that the advisory fee and total expense ratio of each Fund were reasonable considering the nature and quality of services provided and fees paid by comparable funds. With respect to the Equity Opportunity Fund, the Board concluded that the subadvisory fee was appropriate.
Costs and Profitability
The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and a profitability analysis with respect to each Fund. The Board considered that the Advisor’s profitability information does not reflect costs incurred for various internal support services and systems to the Funds such as information technology, cybersecurity, compliance, risk management, human resources, legal and finance. With respect to the Equity Opportunity Fund, the Board considered information regarding the fee revenue retained by the Advisor, taking into account the Advisor’s parent company’s ownership interest in Greenhouse, and the fee revenue retained by Greenhouse.
The Board reviewed the financial condition of the Advisor and its parent company and determined it to be sound. The Board noted that certain Funds were not profitable to the Advisor.
The Board concluded that the Advisor’s current level of profitability for each Fund, where applicable, was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered the extent to which economies of scale might be realized as each Fund grows and the extent to which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund investors.

52

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited) (Continued)
The Board considered the expense cap agreements in place for the Funds and noted that the Advisor is waiving fees or reimbursing expenses for each of the Funds other than the Mid Cap Growth Fund. The Board considered expenses incurred and management fees waived in the past by the Advisor. The Board also considered investments made by the Advisor in resources that benefit the Funds as well as hard dollar payments for research.
The Directors concluded that each Fund’s current fee structure was reasonable and provides for a sharing of any economies of scale with the Fund’s investors.
Benefits Derived from the Relationship with the Funds
The Board considered other benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee). Those benefits include Rule 12b-1 fees received by the Distributor and its representatives. The Board noted that the Advisor and Greenhouse derive ancillary benefits from their association with the Equity Funds in the form of research services received from unaffiliated broker-dealers who execute portfolio trades for the Funds. With respect to the Equity Opportunity Fund, the Board noted that the Advisor indirectly shares in the subadvisory fee paid to Greenhouse due to its parent company’s ownership interest in Greenhouse. The Board noted that the Advisor’s asset management and other institutional businesses may experience indirect benefits from the Advisor’s association with the Funds. The Board considered that Greenhouse may derive some reputational benefits by virtue of its management of the Equity Opportunity Fund.
The Board concluded that the other benefits realized by the Advisor and Greenhouse from their relationship with the Funds were appropriate.
Based on their evaluation of the above factors, the Directors concluded that (1) the continuation of the investment advisory agreements was in the best interest of each Fund and its shareholders and (2) the continuation of the subadvisory agreement was in the best interest of the Equity Opportunity Fund and its shareholders.

53

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s management, with the participation of its principal executive and principal financial officers, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAIRD FUNDS, INC.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	March 4, 2026

By (Signature and Title)	/s/ Dustin J. Hutter
Dustin J. Hutter, Principal Financial Officer

Date	March 4, 2026